UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195
______________________________________________

SA FUNDS – INVESTMENT TRUST
______________________________________________________________________
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128
______________________________________________________________________
(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: June 30, 2011

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2011

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (“the Trust”) are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

     The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

     The Fund finished fiscal year 2011 with a return of 0.80% as compared to the benchmark index return of 1.95% for the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The underperformance relative to the benchmark index was attributable primarily to the Fund’s greater emphasis on shorter maturity and higher quality securities as compared to the index. The Fund holds securities with maturities from 0-2 years, while approximately half of the index is represented by securities with maturities between 2 to 3 years. In addition, the Fund’s portfolio holdings in corporate debt obligations was comprised of securities with credit quality ratings of AAA, AA or A by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), while the index contained securities with credit quality ratings as low as BBB- by S&P.

     Differences in both term and credit risk exposure may result in performance variances (both positive and negative) depending on the direction of interest rates and the prevailing credit environment. The yield curve steepened in the U.S. during the fiscal year-ended June 30, 2011, with interest rates for securities with maturities from 0-2 years declining even though interest rates rose at the long end of the yield curve. This resulted in more favorable returns for the maturity distribution of the index. Also, credit conditions continued to improve throughout the year; as a result, the prices of and returns for credit securities increased commensurately.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed Income Fund
vs. the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index since commencement of Fund operations through June 30, 2011

SA U.S. Fixed Income Fund
(Continued)

     The Bank of America Merrill Lynch 1-3 Year U.S. Government /Corporate Index is a subset of the Bank of America Merrill Lynch Government/Corporate Index and includes all securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Since
	Year	Inception
SA U.S. Fixed Income Fund	0.80%	2.53%	(a)
Bank of America Merrill Lynch 1-3 Year U.S.
Government/Corporate Index	1.95%	4.19%	(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Global Fixed Income Fund

     The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on the prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may use forward foreign currency exchange contracts to hedge foreign currency risks. The Fund may also lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 2.12%, as compared to its benchmark index return of 0.87% for the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The Fund’s positive performance relative to the benchmark index was primarily attributable to its holdings in AA and AAA corporate securities as rated by S&P. The benchmark index holds only government securities whereas the Fund holds government and higher quality corporate securities. Credit conditions continued to improve throughout the fiscal year ended June 30, 2011, and as a result, the Fund’s position in these higher quality corporate securities contributed to its relative outperformance of the index for the year.

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed Income Fund
vs. the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index
since June 30, 2001 through June 30, 2011

     The Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA Global Fixed Income Fund
(Continued)

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA Global Fixed Income Fund	2.12%	3.71%	3.74%
Citigroup World Government Bond
1-5 Year Currency Hedged U.S. Dollar Index	0.87%	4.15%	3.75%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Core Market Fund

     The U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally selecting from all common stocks that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently Dimensional Fund Advisors LP (the “Sub-Adviser”) has narrowed the target universe of U.S. common stocks to securities of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund also invests less than 5% of its total assets in the U.S. MicroCap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 31.36% as compared to its benchmark index return of 32.37% for the Russell 3000 Index. The Fund’s underperformance relative to the benchmark index was partly attributable to the exclusion of real estate investment trusts (“REITs”), which generated a one-year return of 34.95% as of June 30, 2011 (as measured by the Dow Jones Select REIT Index). The Russell 3000 Index held more than 2.6% in REIT securities as of June 30, 2011.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund
vs. the Russell 3000 Index and the Dow Jones U.S. Total Stock Market Index (Full Cap) since
June 30, 2001 through June 30, 2011

     As of October 28, 2010, the Fund’s benchmark index changed from the Dow Jones U.S. Total Stock Market Index (Full Cap) to the Russell 3000 Index. The primary consideration for changing the benchmark index to the Russell 3000 Index was because that index better reflects the Fund’s less than total U.S. equity market representation and, similar to the Fund, is a free-float adjusted index.

     The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA U.S. Core Market Fund
(Continued)

     The Dow Jones U.S. Total Stock Market Index (Full Cap) is a market capitalization weighted broad index of all U.S.-headquartered equity securities. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA U.S. Core Market Fund	31.36%	2.78%	2.79%
Russell 3000 Index	32.37%	3.35%	3.44%
Dow Jones U.S. Total Stock Market Index (Full Cap)	32.26%	3.66%	3.86%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Value Fund

     The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues it goal by generally investing in a target universe consisting of large and mid capitalization U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. that are considered to be “value” stocks. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 35.33% as compared to the benchmark index return of 28.94% for the Russell 1000 Value Index. The Fund’s larger allocation to deep value stocks relative to the index contributed to the positive performance variance as a result of a positive value premium for the fiscal year. Within this deep value segment, the Fund’s greater weighting and composition of individual holdings within the energy sector accounted for the positive return relative to the benchmark index. The energy sector was the strongest performing sector for the fiscal year ended June 30, 2011, generating a one-year return of 53.49% as of June 30, 2011 for the Russell 1000 Value Index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
vs. the Russell 1000 Value Index since June 30, 2001 through June 30, 2011

     The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA U.S. Value Fund	35.33%	0.49%	2.70%
Russell 1000 Value Index	28.94%	1.15%	3.99%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

     The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a target universe consisting of common stocks of small capitalization companies that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 39.96%, as compared to the benchmark index return of 37.41%, for the Russell 2000 Index. The Fund’s positive performance relative to the benchmark index for the fiscal year ending June 30, 2011 was primarily attributable to its exclusion of REITs from the investable universe, which represents approximately 7% of the Russell 2000 Index. While the return for the Dow Jones Select REIT Index of 34.95% was higher than the returns delivered by the broad market, it was lower than the returns generated in the small capitalization segment of the market as demonstrated by the Russell 2000 return of 37.41% vs. the Russell 3000 Index return of 32.37%.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund
vs. the Russell 2000 Index since June 30, 2001 through June 30, 2011

     The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA U.S. Small Company Fund	39.96%	4.34%	6.09%
Russell 2000 Index	37.41%	4.08%	6.27%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Value Fund

     The SA International Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a target universe consisting of securities of large capitalization non-U.S. companies that the Fund’s Sub-Adviser believes are value stocks at the time of purchase. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser and purchases securities within each authorized country using a market capitalization weighted approach. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 30.63%, as compared to its benchmark index return of 29.38% for the MSCI World Ex. U.S. Value Index. The Fund’s positive performance relative to the benchmark index for the fiscal year ended June 30, 2011 was primarily attributable to the Fund’s greater weighting relative to the index in deeper value securities, which generated stronger returns for the year compared to their large capitalization counterparts in developed international markets.

Comparison of Change in Value of a $10,000 Investment in the SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index since June 30, 2001 through June 30, 2011

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Value Index is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 developed market countries other than the United States. The index is unmanaged and reflect reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA International Value Fund	30.63%	1.67%	7.13%
MSCI World Ex. U.S. Value Index	29.38%	1.04%	6.44%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

     The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment Dimensions Group Inc., which has the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each an “Underlying Fund”). Each Underlying Fund invests in small capitalization companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but will not invest in emerging market countries. Each Underlying Fund may also lend its portfolio securities.

     The Fund finished fiscal year 2011 with a return of 35.39% as compared to the benchmark index return of 37.05% for the MSCI World Ex. U.S. Small Cap Index. The Fund’s underperformance relative to its benchmark index was attributable, in part, to the Fund’s greater weighting in securities within the smallest capitalization tier of the investable universe. The smallest capitalization tier (bottom quintile ranked by market capitalization) underperformed its larger capitalization counterparts for the fiscal year ended June 30, 2011.

Comparison of Change in Value of a $10,000 Investment in the SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index since June 30, 2001 through June 30, 2011

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Small Cap Index is a market capitalization weighted index designed to measure equity performance in 22 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA International Small Company Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Five	Ten
	Year	Years	Years
SA International Small Company Fund	35.39%	3.43%	10.67%
MSCI World Ex. U.S. Small Cap Index	37.05%	3.05%	10.52%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Emerging Markets Value Fund

     The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing in a broad and diverse group of securities of companies in designated emerging markets with larger capitalizations relative to their respective markets that the Fund’s Sub-Adviser considers to be “value” securities primarily based on high book value (values that are derived from a company’s balance sheet) in relation to the market value (value that is derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

     The Fund finished fiscal year 2011 with a return of 25.98%, similar to its benchmark index return of 26.50% for the MSCI Emerging Markets Value Index.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index since commencement of Fund operations through June 30, 2011

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Since
	Year	Inception
SA Emerging Markets Value Fund	25.98%	7.60%(a)
MSCI Emerging Markets Value Index	26.50%	9.45%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

     The Morgan Stanley Capital International (MSCI) Emerging Markets Value Index is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Real Estate Securities Fund

     The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by concentrating investments in readily marketable equity securities of companies the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry; certain REITs, companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets using a market capitalization weighted approach.

     The Fund finished fiscal year 2011 with a return of 33.39%, as compared to its benchmark index return of 34.95% for the Dow Jones U.S. Select REIT Index. Performance variances between the Fund’s return and the relative benchmark index return are expected because the Fund holds more securities than the benchmark index (approximately 100 vs. 80).

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund
vs. the Dow Jones U.S. Select REIT Index since commencement of Fund operations through June 30, 2011

     The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2011

	One	Since
	Year	Inception
SA Real Estate Securities Fund	33.39%	(3.65)%(a)
Dow Jones U.S. Select REIT Index	34.95%	(2.92)%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.8%
Australia — 1.2%
Westpac Banking Corp.,
2.250%, 11/19/12	USD	$3,900,000	$3,975,773

Austria — 0.4%
Oesterreichische Kontrollbank
AG, 4.750%, 10/16/12	USD	1,200,000	1,266,776

Canada — 7.8%
Bank of Nova Scotia,
0.750%, 10/15/12	USD	5,000,000	5,008,275
Bank of Nova Scotia,
2.250%, 1/22/13	USD	3,700,000	3,789,092
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	4,461,000	4,960,686
Province of Ontario Canada,
1.875%, 11/19/12	USD	6,279,000	6,394,785
Province of Ontario Canada,
4.375%, 2/15/13	USD	1,000,000	1,059,164
Royal Bank of Canada,
2.250%, 3/15/13	USD	4,000,000	4,113,640
			25,325,642
France — 2.0%
BNP Paribas / BNP Paribas US
MTN, 2.125%, 12/21/12	USD	6,400,000	6,467,661

Germany — 1.6%
Kreditanstalt fuer Wiederaufbau,
1.875%, 1/14/13	USD	1,500,000	1,531,702
Landwirtschaftliche Rentenbank,
1.875%, 9/24/12	USD	1,500,000	1,527,555
Landwirtschaftliche Rentenbank,
3.250%, 3/15/13	USD	2,000,000	2,088,718
			5,147,975
Japan — 2.1%
Japan Finance Corp.,
1.500%, 7/06/12	USD	6,800,000	6,826,425

Norway — 0.5%
Eksportfinans ASA,
1.875%, 4/02/13	USD	1,700,000	1,733,269

Supranational — 1.6%
European Investment Bank,
3.375%, 6/12/13	USD	5,000,000	5,259,000

United States — 81.6%
Federal Farm Credit Bank,
0.850%, 4/15/13		10,800,000	10,875,827
Federal Home Loan Banks,
0.875%, 8/22/12		2,000,000	2,012,442
Federal Home Loan Banks,
1.000%, 3/27/13		1,000,000	1,009,721
Federal Home Loan Banks,
1.625%, 3/20/13		250,000	255,095
Federal Home Loan Banks,
1.750%, 8/22/12		6,500,000	6,605,189
Federal Home Loan Banks,
3.625%, 5/29/13		9,300,000	9,856,447
Federal Home Loan Banks,
4.625%, 10/10/12		2,500,000	2,637,813
Federal Home Loan Mortgage
Corp., 0.375%, 11/30/12		6,800,000	6,801,061
Federal Home Loan Mortgage
Corp., 0.750%, 3/28/13		27,700,000	27,854,234
Federal Home Loan Mortgage
Corp., 1.125%, 7/27/12		16,600,000	16,736,552
Federal Home Loan Mortgage
Corp., 1.375%, 1/09/13		8,200,000	8,323,508
Federal Home Loan Mortgage
Corp., 1.625%, 4/15/13		29,800,000	30,428,720
Federal Home Loan Mortgage
Corp., 3.500%, 5/29/13		2,500,000	2,645,123
Federal Home Loan Mortgage
Corp., 3.750%, 6/28/13		2,500,000	2,665,762
Federal Home Loan Mortgage
Corp., 4.125%, 12/21/12		1,600,000	1,687,349
Federal Home Loan Mortgage
Corp., 4.500%, 1/15/13		1,500,000	1,594,607
Federal Home Loan Mortgage
Corp., 5.500%, 8/20/12		15,200,000	16,091,252
Federal National Mortgage
Association, 0.500%, 10/30/12		1,500,000	1,502,943
Federal National Mortgage
Association, 0.750%, 2/26/13		23,050,000	23,178,711
Federal National Mortgage
Association, 1.125%, 7/30/12		5,700,000	5,749,653
Federal National Mortgage
Association, 1.750%, 2/22/13		8,500,000	8,680,769
Federal National Mortgage
Association, 1.750%, 5/07/13		9,900,000	10,127,066
Federal National Mortgage
Association, 3.250%, 4/09/13		11,400,000	11,980,226
Federal National Mortgage
Association, 3.625%, 2/12/13		1,000,000	1,050,626
Federal National Mortgage
Association, 4.375%, 9/15/12		8,100,000	8,493,368
Federal National Mortgage
Association, 4.375%, 3/15/13		5,900,000	6,294,981
General Electric Capital Corp.,
2.800%, 1/08/13		1,900,000	1,948,961
General Electric Capital Corp.,
3.500%, 8/13/12		1,400,000	1,442,666
General Electric Capital Corp.,
4.800%, 5/01/13		1,500,000	1,593,512
General Electric Capital Corp.,
5.450%, 1/15/13		1,213,000	1,291,430
General Electric Co.,
5.000%, 2/01/13		1,500,000	1,592,705
Goldman Sachs Group, Inc.,
3.250%, 6/15/12		1,000,000	1,028,303
Johnson & Johnson,
0.700%, 5/15/13		4,000,000	4,006,032
JPMorgan Chase & Co.,
2.125%, 6/22/12		4,500,000	4,583,380

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
JPMorgan Chase & Co.,
2.200%, 6/15/12	$1,000,000	$1,018,449
JPMorgan Chase & Co.,
5.375%, 10/01/12	1,200,000	1,268,452
Toyota Motor Credit Corp.,
1.900%, 12/05/12	5,400,000	5,480,136
US Bancorp,
2.000%, 6/14/13	1,950,000	1,993,037
Wal-Mart Stores, Inc.,
4.550%, 5/01/13	4,000,000	4,281,384
Wells Fargo & Co.,
4.375%, 1/31/13	1,500,000	1,574,885
Wells Fargo & Co.,
5.250%, 10/23/12	6,069,000	6,405,386
		264,647,763
TOTAL BONDS AND NOTES
(Identified Cost $319,429,861)		320,650,284

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,554,400	1,554,400
		1,554,401

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,554,401)		1,554,401
Total Investments — 99.3%
(Identified Cost $320,984,262)#		322,204,685
Cash and Other Assets, Less
Liabilities — 0.7%		2,128,880
Net Assets — 100.0%		$324,333,565

†	See Note 1.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $320,984,262. Net unrealized appreciation aggregated $1,220,423 of which $1,296,007 related to appreciated investment securities and $75,584 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2011

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.7%
Australia — 5.9%
Australia & New Zealand Banking
Group, 4.375%, 5/24/12	EUR	3,500,000	$5,182,171
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	1,500,000	2,615,580
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,888,154
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	5,249,000
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,023,612
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	6,316,035
			33,274,552
Austria — 1.3%
Austria Government International
Bond, 3.250%, 6/25/13(a)	USD	4,000,000	4,195,292
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15	USD	3,000,000	3,000,948
			7,196,240
Belgium — 2.3%
Belgium Government International
Bond, 2.750%, 3/05/15	USD	1,000,000	1,012,785
Belgium Government International
Bond, 4.250%, 9/03/13(a)	USD	11,000,000	11,664,444
			12,677,229
Canada — 14.3%
Bank of Nova Scotia,
3.400%, 1/22/15	USD	5,000,000	5,257,280
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	2,132,345
Canada Housing Trust No 1,
2.750%, 12/15/14	CAD	14,000,000	14,812,463
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	9,400,000	10,452,913
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	14,592,987
Province of British
Columbia Canada,
4.300%, 5/30/13(a)	USD	3,000,000	3,210,330
Province of Ontario Canada,
4.100%, 6/16/14	USD	9,800,000	10,621,985
Province of Ontario Canada,
4.400%, 12/02/11	CAD	1,000,000	1,050,775
Province of Ontario Canada,
5.125%, 11/21/12(a)	GBP	1,200,000	2,032,700
Royal Bank of Canada,
2.875%, 4/19/16(a)	USD	4,500,000	4,607,905
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	6,667,033
Royal Bank of Canada,
5.060%, 7/17/13	CAD	4,000,000	4,396,661
			79,835,377
France — 10.5%
Agence Francaise de
Developpement,
4.875%, 10/30/13	GBP	1,400,000	2,418,732
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	11,420,846
Caisse d'Amortissement
de la Dette Sociale,
2.250%, 12/07/15	GBP	2,300,000	3,663,266
Caisse d'Amortissement
de la Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	10,984,531
Reseau Ferre de France,
2.375%, 12/23/15(a)	GBP	3,700,000	5,925,521
Societe Financement de
l'Economie Francaise,
2.875%, 9/22/14(a)	USD	8,500,000	8,868,526
Total Capital SA,
5.500%, 1/29/13	GBP	2,200,000	3,738,540
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	11,692,870
			58,712,832
Germany — 6.2%
IKB Deutsche Industriebank AG,
2.125%, 9/10/12	EUR	2,000,000	2,909,377
Kreditanstalt fuer Wiederaufbau,
3.125%, 12/08/14	GBP	1,000,000	1,668,406
Kreditanstalt fuer Wiederaufbau,
4.000%, 10/15/13	USD	5,000,000	5,352,295
Kreditanstalt fuer Wiederaufbau,
4.125%, 10/15/14	USD	1,000,000	1,091,789
Kreditanstalt fuer Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	6,011,613
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.000%, 10/15/13	USD	2,400,000	2,406,170
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16	USD	2,800,000	2,869,782
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,056,610
Landwirtschaftliche Rentenbank,
3.875%, 3/14/12	EUR	7,800,000	11,487,339
			34,853,381
Japan — 0.8%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,094,165
Japan Finance Corp.,
4.375%, 11/26/12	USD	3,200,000	3,363,277
			4,457,442
Netherlands — 8.9%
Bank Nederlandse Gemeenten
NV, 2.625%, 12/10/13	GBP	2,200,000	3,622,106
Bank Nederlandse Gemeenten
NV, 2.750%, 7/01/15	USD	9,000,000	9,275,112
Bank Nederlandse Gemeenten
NV, 4.750%, 4/22/13	GBP	1,400,000	2,387,288

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2011 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	$2,402,899
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	11,642,881
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,043,386
NIBC Bank NV,
3.500%, 4/07/14	EUR	3,000,000	4,499,839
Rabobank Nederland NV,
4.000%, 9/10/15	GBP	9,000,000	15,199,706
			50,073,217

Norway — 4.3%
Eksportfinans ASA,
2.375%, 5/25/16	USD	5,000,000	5,023,630
Eksportfinans ASA,
5.500%, 5/25/16	USD	3,000,000	3,431,940
Kommunalbanken AS,
2.250%, 12/30/13	GBP	1,700,000	2,773,455
Kommunalbanken AS,
2.375%, 1/19/16(a)	USD	7,500,000	7,635,757
Kommunalbanken AS,
2.875%, 10/27/14	USD	4,780,000	4,994,096
			23,858,878

Supranational — 18.7%
African Development Bank,
3.000%, 5/27/14(a)	USD	12,000,000	12,669,972
Asian Development Bank,
2.625%, 2/09/15	USD	2,622,000	2,744,311
Council of Europe Development
Bank, 5.000%, 1/29/14	USD	1,500,000	1,657,383
Council of Europe Development
Bank, 5.500%, 1/18/12	AUD	12,000,000	12,892,178
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,223,455
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	8,224,439
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,818,385
European Bank for Reconstruction
& Development,
0.500%, 1/30/15	EUR	5,634,000	7,617,016
European Bank for Reconstruction
and Development,
5.875%, 8/04/14	GBP	1,000,000	1,802,721
European Investment Bank,
2.750%, 3/23/15	USD	2,000,000	2,095,704
European Investment Bank,
2.875%, 1/15/15(a)	USD	1,300,000	1,368,853
European Investment Bank,
3.000%, 12/07/15	GBP	500,000	823,570
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,737,822
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,687,526
International Bank for
Reconstruction & Development,
0.500%, 9/11/12	AUD	9,000,000	9,149,312
International Bank for
Reconstruction & Development,
5.375%, 1/15/14(a)	GBP	700,000	1,231,345
International Finance Facility
for Immunisation,
3.375%, 5/15/14	GBP	8,800,000	14,795,963
Nordic Investment Bank,
2.500%, 7/15/15(a)	USD	1,000,000	1,039,315
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,092,560
Nordic Investment Bank,
3.000%, 4/08/14	EUR	5,000,000	7,418,523
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,890,467
			104,980,820

Sweden — 3.2%
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	6,788,329
Svensk Exportkredit AB,
3.250%, 9/16/14	USD	10,400,000	11,027,390
			17,815,719

United Kingdom — 6.4%
Barclays Bank PLC,
2.500%, 1/23/13(a)	USD	2,000,000	2,037,566
Barclays Bank PLC,
5.200%, 7/10/14(a)	USD	2,200,000	2,381,573
Barclays Bank PLC,
5.450%, 9/12/12(a)	USD	9,000,000	9,485,199
Network Rail Infrastructure
Finance PLC,
3.500%, 6/17/13	USD	1,000,000	1,053,210
Network Rail Infrastructure
Finance PLC,
4.875%, 3/07/12	GBP	1,000,000	1,647,115
Skipton Building Society,
2.000%, 4/05/12	GBP	2,800,000	4,527,063
United Kingdom Gilt,
2.250%, 3/07/14	GBP	7,800,000	12,869,364
United Kingdom Gilt,
2.750%, 1/22/15	GBP	1,000,000	1,665,950
			35,667,040

United States — 15.9%
Federal Farm Credit Bank,
2.625%, 4/17/14	USD	2,000,000	2,097,694
Federal Home Loan Bank,
5.500%, 8/13/14(a)	USD	2,300,000	2,623,435
Federal National Mortgage
Association,
2.500%, 5/15/14(a)	USD	8,800,000	9,192,577
General Electric Capital Corp.,
2.250%, 11/09/15(a)	USD	10,520,000	10,351,722
Google, Inc.,
2.125%, 5/19/16(a)	USD	6,454,000	6,478,641
Merck & Co., Inc.,
4.375%, 2/15/13(a)	USD	11,250,000	11,918,104

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2011 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Microsoft Corp.,
2.950%, 6/01/14	USD	6,500,000	$6,874,179
Nestle Holdings, Inc.,
2.125%, 3/12/14	USD	6,000,000	6,175,164
PepsiCo., Inc.,
4.650%, 2/15/13(a)	USD	3,799,000	4,038,576
The Bank of New York Mellon
Corp., 2.500%, 1/15/16(a)	USD	1,500,000	1,515,265
The Bank of New York Mellon
Corp., 4.300%, 5/15/14(a)	USD	3,000,000	3,245,085
The Bank of New York Mellon
Corp., 5.125%, 8/27/13	USD	4,075,000	4,425,703
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	700,000,000	8,741,153
Wal-Mart Stores, Inc.,
2.250%, 7/08/15(a)	USD	1,000,000	1,014,597
Wal-Mart Stores, Inc.,
2.800%, 4/15/16(a)	USD	6,000,000	6,147,960
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	USD	2,000,000	2,114,906
Wal-Mart Stores, Inc.,
4.550%, 5/01/13(a)	USD	2,000,000	2,140,692
			89,095,453

TOTAL BONDS AND NOTES
(Identified Cost $523,497,463)			552,498,180

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		5,652,097	5,652,097
			5,652,098
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $5,652,098)			5,652,098

COLLATERAL FOR SECURITIES ON LOAN — 18.3%
Short-Term — 18.3%
State Street Navigator Securities
Lending Prime Portfolio		102,432,730	102,432,730
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $102,432,730)			102,432,730
Total Investments — 118.0%
(Identified Cost
$631,582,291)#			660,583,008
Liabilities, Less Cash and Other
Assets — (18.0%)			(100,917,448)
Net Assets — 100.0%			$559,665,560

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of June 30, 2011, the market value of the securities on loan was $100,094,612.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $631,587,292. Net unrealized appreciation aggregated $28,995,716 of which $29,206,625 related to appreciated investment securities and $210,909 related to depreciated investment securities.

Key to abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – Euro Currency
GBP – British Pound
JPY – Japanese Yen
USD – U.S. Dollar

Ten Largest Industry Holdings June 30, 2011
(As a percentage of net assets):

Industry	Percentage
Banks	25.4%
Supranational Organizations	18.8%
Foreign Government/Agency-Canada	10.1%
Industrial	8.4%
Foreign Government/Agency-France	7.7%
Financial	6.7%
Foreign Government/Agency-Germany	5.7%
Foreign Government/Agency-Norway	4.3%
Gas Transmission	2.8%
Foreign Government/Agency-United Kingdom	2.6%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.5%
AAR Corp.(a)*	773	$20,941
Alliant Techsystems, Inc.	975	69,547
BE Aerospace, Inc.*	2,400	97,944
Boeing Co.	20,378	1,506,546
Ceradyne, Inc.*	300	11,697
Cubic Corp.	500	25,495
Curtiss-Wright Corp.	1,576	51,015
DigitalGlobe, Inc.(a)*	1,200	30,492
Esterline Technologies Corp.(a)*	900	68,760
General Dynamics Corp.	9,225	687,447
Goodrich Corp.	3,600	343,800
HEICO Corp.(a)	375	20,527
HEICO Corp., Class A	625	24,850
Hexcel Corp.(a)*	3,100	67,859
Honeywell International, Inc.	20,800	1,239,472
Huntington Ingalls Industries, Inc.(a)*	1,357	46,816
ITT Corp.	5,300	312,329
L-3 Communications Holdings, Inc.	3,400	297,330
Lockheed Martin Corp.	8,500	688,245
Moog, Inc., Class A(a)*	1,100	47,872
Northrop Grumman Corp.	8,144	564,786
Orbital Sciences Corp.*	2,300	38,755
Precision Castparts Corp.	4,024	662,552
Raytheon Co.	10,400	518,440
Rockwell Collins, Inc.	4,500	277,605
Spirit Aerosystems Holdings, Inc.*	2,700	59,400
Teledyne Technologies, Inc.*	900	45,324
Textron, Inc.(a)	6,900	162,909
TransDigm Group, Inc.*	1,300	118,547
Triumph Group, Inc.(a)	560	55,765
United Technologies Corp.	25,497	2,256,739
		10,419,806
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	76	4,523
CH Robinson Worldwide, Inc.	4,700	370,548
Expeditors International of
Washington, Inc.	6,500	332,735
FedEx Corp.	8,300	787,255
HUB Group, Inc., Class A*	900	33,894
United Parcel Service, Inc., Class B	21,323	1,555,086
UTi Worldwide, Inc.(a)	2,400	47,256
		3,131,297
Airlines — 0.1%
Alaska Air Group, Inc.*	515	35,257
Delta Air Lines, Inc.*	6,100	55,937
JetBlue Airways Corp.(a)*	7,550	46,055
Southwest Airlines Co.	5,800	66,236
United Continental Holdings, Inc.(a)*	2,554	57,797
		261,282
Auto Components — 0.5%
Autoliv, Inc.(a)	2,000	156,900
BorgWarner, Inc.(a)*	3,319	268,142
Cooper Tire & Rubber Co.(a)	1,700	33,643
Dana Holding Corp.*	4,000	73,200
Federal Mogul Corp.*	1,600	36,528
Gentex Corp.(a)	3,900	117,897
Johnson Controls, Inc.	19,500	812,370
Lear Corp.	3,000	160,440
Tenneco, Inc.(a)*	1,600	70,512
The Goodyear Tire & Rubber Co.*	6,400	107,328
TRW Automotive Holdings Corp.*	3,474	205,070
		2,042,030
Automobiles — 0.5%
Ford Motor Co.*	92,540	1,276,127
General Motors Co.*	14,900	452,364
Harley-Davidson, Inc.	6,300	258,111
Thor Industries, Inc.(a)	1,600	46,144
		2,032,746
Beverages — 2.0%
Boston Beer Co., Inc., Class A(a)*	300	26,880
Brown-Forman Corp., Class B	2,200	164,318
Coca-Cola Co.	60,205	4,051,195
Coca-Cola Enterprises, Inc.	10,300	300,554
Constellation Brands, Inc., Class A*	5,600	116,592
Dr Pepper Snapple Group, Inc.	6,100	255,773
Hansen Natural Corp.*	2,200	178,090
Molson Coors Brewing Co., Class B	4,396	196,677
PepsiCo, Inc.	42,300	2,979,189
		8,269,268
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	5,600	263,368
Alkermes, Inc.*	3,279	60,989
Amgen, Inc.*	25,922	1,512,549
Biogen Idec, Inc.*	6,970	745,233
BioMarin Pharmaceutical, Inc.(a)*	3,200	87,072
Celgene Corp.*	13,425	809,796
Cephalon, Inc.*	2,200	175,780
Cubist Pharmaceuticals, Inc.(a)*	2,100	75,579
Dendreon Corp.(a)*	4,300	169,592
Gilead Sciences, Inc.*	22,264	921,952
Human Genome Sciences, Inc.(a)*	5,300	130,062
Incyte Corp., Ltd.(a)*	2,761	52,293
InterMune, Inc.*	1,500	53,775
Myriad Genetics, Inc.(a)*	2,380	54,050
Onyx Pharmaceuticals, Inc.*	1,900	67,070
Pharmasset, Inc.*	1,100	123,420
Regeneron Pharmaceuticals, Inc.(a)*	2,300	130,433
Seattle Genetics, Inc.(a)*	3,100	63,612
Theravance, Inc.(a)*	1,206	26,785
United Therapeutics Corp.(a)*	1,600	88,160
Vertex Pharmaceuticals, Inc.*	5,750	298,943
		5,910,513
Building Products — 0.1%
A.O. Smith Corp.(a)	1,050	44,415
Armstrong World Industries, Inc.(a)	1,270	57,861
Lennox International, Inc.(a)	1,492	64,260
Masco Corp.	9,000	108,270
Owens Corning*	2,988	111,602
Simpson Manufacturing Co., Inc.(a)	1,400	41,818
USG Corp.(a)*	2,500	35,850
		464,076

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	1,500	$152,175
American Capital Ltd.*	8,700	86,391
Ameriprise Financial, Inc.	7,140	411,835
Bank of New York Mellon Corp.	36,183	927,008
BGC Partners, Inc., Class A(a)	2,300	17,779
BlackRock, Inc.	2,600	498,706
Charles Schwab Corp.	29,634	487,479
Cohen & Steers, Inc.(a)	764	25,327
E*Trade Financial Corp.*	5,800	80,040
Eaton Vance Corp.(a)	3,600	108,828
Evercore Partners, Inc., Class A(a)	400	13,328
Federated Investors, Inc., Class B(a)	2,300	54,832
Franklin Resources, Inc.	4,500	590,805
Greenhill & Co., Inc.	600	32,292
Invesco Ltd.	12,100	283,140
Janus Capital Group, Inc.	4,300	40,592
Jefferies Group, Inc.(a)	3,600	73,440
Knight Capital Group, Inc., Class A(a)*	3,100	34,162
Legg Mason, Inc.	4,200	137,592
MF Global Holdings Ltd.(a)*	1,700	13,158
Morgan Stanley	40,167	924,243
Northern Trust Corp.	6,380	293,225
Raymond James Financial, Inc.(a)	3,300	106,095
SEI Investments Co.	3,800	85,538
State Street Corp.	14,640	660,117
Stifel Financial Corp.(a)*	1,200	43,032
T Rowe Price Group, Inc.	7,461	450,197
TD Ameritrade Holding Corp.(a)	6,478	126,386
The Goldman Sachs Group, Inc.	14,064	1,871,778
Waddell & Reed Financial, Inc., Class A	2,117	76,953
		8,706,473
Chemicals — 2.5%
A. Schulman, Inc.(a)	200	5,038
Air Products & Chemicals, Inc.	6,100	583,038
Airgas, Inc.	2,200	154,088
Albemarle Corp.	2,600	179,920
Ashland, Inc.	1,782	115,153
Balchem Corp.(a)	700	30,646
Cabot Corp.	1,800	71,766
Celanese Corp., Series A	4,400	234,564
CF Industries Holdings, Inc.	1,924	272,573
Cytec Industries, Inc.	1,600	91,504
Dow Chemical Co.	33,300	1,198,800
Eastman Chemical Co.	2,300	234,761
Ecolab, Inc.	6,700	377,746
EI Du Pont de Nemours & Co.	26,834	1,450,378
Ferro Corp.(a)*	1,700	22,848
FMC Corp.	1,900	163,438
Georgia Gulf Corp.(a)*	100	2,414
H.B. Fuller Co.	1,500	36,630
Huntsman Corp.	5,900	111,215
International Flavors & Fragrances, Inc.	2,400	154,176
Intrepid Potash, Inc.(a)*	1,600	52,000
Kraton Performance Polymers, Inc.(a)*	500	19,585
Kronos Worldwide, Inc.(a)	2,844	89,444
Lubrizol Corp.	1,800	241,686
Minerals Technologies, Inc.(a)	600	39,774
Monsanto Co.	15,608	1,132,204
Nalco Holding Co.	3,490	97,057
NewMarket Corp.(a)	400	68,284
NL Industries, Inc.(a)	320	5,875
Olin Corp.(a)	2,100	47,586
OM Group, Inc.*	400	16,256
PolyOne Corp.	1,400	21,658
PPG Industries, Inc.	4,600	417,634
Praxair, Inc.	8,900	964,671
Rockwood Holdings, Inc.*	2,100	116,109
RPM International, Inc.	3,500	80,570
Sensient Technologies Corp.(a)	1,800	66,726
Sigma-Aldrich Corp.	3,500	256,830
Solutia, Inc.*	2,800	63,980
The Mosaic Co.	4,600	311,558
The Scotts Miracle-Gro Co., Class A(a)	1,700	87,227
The Sherwin Williams Co.	2,500	209,675
Valhi, Inc.(a)	3,660	181,792
Valspar Corp.	2,600	93,756
W.R. Grace & Co.(a)*	2,044	93,268
Westlake Chemical Corp.(a)	2,100	108,990
		10,374,891
Commercial Banks — 2.6%
Associated Banc-Corp	4,819	66,984
Bancorpsouth, Inc.(a)	2,700	33,507
Bank of Hawaii Corp.	1,200	55,824
BB&T Corp.	20,011	537,095
BOK Financial Corp.(a)	996	54,551
CapitalSource, Inc.	8,300	53,535
Cathay General Bancorp(a)	1,300	21,307
Chemical Financial Corp.(a)	158	2,964
CIT Group, Inc.*	4,915	217,538
City National Corp.(a)	1,300	70,525
Comerica, Inc.(a)	4,500	155,565
Commerce Bancshares, Inc.	2,285	98,255
Cullen/Frost Bankers, Inc.(a)	1,600	90,960
East West Bancorp, Inc.	3,900	78,819
Fifth Third Bancorp	26,307	335,414
First Financial Bankshares, Inc.(a)	900	31,005
First Horizon National Corp.	7,245	69,117
FirstMerit Corp.(a)	3,043	50,240
FNB Corp.(a)	1,851	19,158
Fulton Financial Corp.(a)	6,667	71,404
Glacier Bancorp, Inc.(a)	275	3,707
Hancock Holding Co.(a)	800	24,784
Huntington Bancshares, Inc.	22,492	147,547
Iberiabank Corp.(a)	700	40,348
International Bancshares Corp.(a)	1,350	22,585
Investors Bancorp, Inc.(a)*	2,100	29,820
KeyCorp	24,200	201,586
M&T Bank Corp.	2,668	234,651
Marshall & Ilsley Corp.(a)	13,509	107,667
MB Financial, Inc.(a)	1,350	25,974
National Penn Bancshares, Inc.(a)	2,100	16,653
Pacific Capital Bancorp(a)*	400	12,716
PNC Financial Services Group, Inc.	15,405	918,292

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Popular, Inc.*	26,400	$72,864
PrivateBancorp, Inc.(a)	1,100	15,180
Prosperity Bancshares, Inc.(a)	1,500	65,730
Regions Financial Corp.	31,928	197,954
Signature Bank(a)*	1,100	62,920
SunTrust Banks, Inc.	15,536	400,829
Susquehanna Bancshares, Inc.(a)	1,900	15,200
SVB Financial Group(a)*	1,200	71,652
Synovus Financial Corp.	14,859	30,907
TCF Financial Corp.(a)	4,000	55,200
Trustmark Corp.(a)	1,900	44,479
UMB Financial Corp.(a)	1,100	46,068
Umpqua Holdings Corp.(a)	3,100	35,867
United Bankshares, Inc.	1,500	36,720
US Bancorp	55,600	1,418,356
Valley National Bancorp(a)	4,227	57,533
Webster Financial Corp.(a)	1,710	35,944
Wells Fargo & Co.	146,805	4,119,348
WesBanco, Inc.(a)	100	1,966
Westamerica Bancorporation(a)	1,000	49,250
Wintrust Financial Corp.(a)	800	25,744
Zions Bancorporation(a)	4,860	116,689
		10,876,497
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	42,012
Avery Dennison Corp.	2,900	112,027
Cintas Corp.(a)	4,000	132,120
Clean Harbors, Inc.(a)*	600	61,950
Copart, Inc.(a)*	1,850	86,210
Corrections Corp. of America*	3,000	64,950
Covanta Holding Corp.	4,090	67,444
Deluxe Corp.(a)	1,100	27,181
EnergySolutions, Inc.(a)	500	2,470
Healthcare Services Group, Inc.(a)	1,795	29,169
Herman Miller, Inc.(a)	1,600	43,552
HNI Corp.(a)	1,600	40,192
Interface, Inc., Class A(a)	1,600	30,992
Iron Mountain, Inc.(a)	5,475	186,643
KAR Auction Services, Inc.*	617	11,667
Knoll, Inc.(a)	1,000	20,070
Mine Safety Appliances Co.(a)	1,100	41,074
Pitney Bowes, Inc.(a)	5,600	128,744
R.R. Donnelley & Sons Co.(a)	5,200	101,972
Republic Services, Inc.	10,585	326,547
Rollins, Inc.(a)	3,005	61,242
Steelcase, Inc., Class A(a)	2,200	25,058
Stericycle, Inc.(a)*	2,400	213,888
Tetra Tech, Inc.(a)*	1,800	40,500
The Brink’s Co.	1,200	35,796
The Geo Group, Inc.(a)*	1,700	39,151
UniFirst Corp.(a)	177	9,946
United Stationers, Inc.(a)	1,000	35,430
Waste Connections, Inc.(a)	3,237	102,710
Waste Management, Inc.(a)	12,900	480,783
		2,601,490
Communications Equipment — 1.9%
Acme Packet, Inc.*	900	63,117
Adtran, Inc.	1,700	65,807
Arris Group, Inc.(a)*	3,550	41,216
Aruba Networks, Inc.(a)*	2,700	79,785
Brocade Communications
Systems, Inc.*	10,225	66,053
Cisco Systems, Inc.	154,621	2,413,634
EchoStar Corp., Class A*	1,380	50,273
F5 Networks, Inc.*	2,400	264,600
Finisar Corp.*	1,900	34,257
Harmonic, Inc.(a)*	2,200	15,906
Harris Corp.(a)	3,700	166,722
InterDigital, Inc.(a)	1,369	55,924
JDS Uniphase Corp.*	5,800	96,628
Juniper Networks, Inc.*	15,706	494,739
Loral Space & Communications, Inc.*	600	41,682
Motorola Mobility Holdings, Inc.(a)*	8,283	182,557
Motorola Solutions, Inc.*	9,371	431,441
Netgear, Inc.*	600	26,232
Plantronics, Inc.(a)	1,300	47,489
Polycom, Inc.*	2,400	154,320
QUALCOMM, Inc.	48,684	2,764,764
Riverbed Technology, Inc.*	4,100	162,319
Tellabs, Inc.	10,354	47,732
Viasat, Inc.(a)*	1,100	47,597
		7,814,794
Computers & Peripherals — 3.6%
Apple, Inc.*	25,957	8,712,986
Dell, Inc.*	48,400	806,828
Diebold, Inc.(a)	2,100	65,121
Electronics for Imaging, Inc.*	100	1,722
EMC Corp.*	60,133	1,656,664
Hewlett-Packard Co.	60,883	2,216,142
Lexmark International, Inc., Class A*	1,900	55,594
NCR Corp.*	5,400	102,006
NetApp, Inc.*	10,300	543,634
QLogic Corp.*	3,300	52,536
SanDisk Corp.*	6,600	273,900
Seagate Technology	11,900	192,304
Western Digital Corp.*	6,300	229,194
		14,908,631
Construction & Engineering — 0.3%
Aecom Technology Corp.(a)*	2,900	79,286
EMCOR Group, Inc.(a)*	1,400	41,034
Fluor Corp.	5,100	329,766
Granite Construction, Inc.(a)	900	22,077
Insituform Technologies, Inc.,
Class A(a)*	1,000	20,970
Jacobs Engineering Group, Inc.*	3,693	159,722
KBR, Inc.	4,676	176,239
MasTec, Inc.(a)*	2,200	43,384
Quanta Services, Inc.*	5,834	117,847
The Shaw Group, Inc.*	2,400	72,504
URS Corp.*	2,200	98,428
		1,161,257

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	993	$27,675
Martin Marietta Materials, Inc.(a)	1,200	95,964
Texas Industries, Inc.(a)	600	24,978
Vulcan Materials Co.(a)	3,291	126,802
		275,419
Consumer Finance — 0.7%
American Express Co.	30,361	1,569,664
Capital One Financial Corp.	13,265	685,402
Cash America International, Inc.	700	40,509
Credit Acceptance Corp.(a)*	400	33,788
Discover Financial Services	15,500	414,625
Ezcorp, Inc., Class A*	1,600	56,920
First Cash Financial Services, Inc.(a)*	500	20,995
Nelnet, Inc., Class A	1,000	22,060
SLM Corp.	13,753	231,188
World Acceptance Corp.*	300	19,671
		3,094,822
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	109,914
Ball Corp.	4,600	176,916
Bemis Co., Inc.	3,200	108,096
Crown Holdings, Inc.*	4,700	182,454
Graphic Packaging Holding Co.(a)*	5,578	30,344
Greif, Inc., Class A	600	39,018
Owens-Illinois, Inc.*	5,000	129,050
Packaging Corp. of America	2,800	78,372
Rock-Tenn Co., Class A	1,100	72,974
Sealed Air Corp.	3,900	92,781
Silgan Holdings, Inc.	1,277	52,319
Sonoco Products Co.(a)	2,400	85,296
Temple-Inland, Inc.	3,200	95,168
		1,252,702
Distributors — 0.1%
Genuine Parts Co.	4,600	250,240
LKQ Corp.*	3,900	101,751
Pool Corp.(a)	1,200	35,772
		387,763
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A*	3,850	168,168
Bridgepoint Education, Inc.(a)*	1,500	37,500
Career Education Corp.*	2,500	52,875
Coinstar, Inc.(a)*	1,000	54,540
DeVry, Inc.	1,600	94,608
H&R Block, Inc.	8,200	131,528
Hillenbrand, Inc.(a)	1,500	35,475
ITT Educational Services, Inc.(a)*	800	62,592
K12, Inc.(a)*	582	19,287
Matthews International Corp.,
Class A(a)	700	28,105
Service Corp. International	7,500	87,600
Sotheby’s, Class A(a)	1,900	82,650
Strayer Education, Inc.(a)	400	50,556
Weight Watchers International, Inc.(a)	2,500	188,675
		1,094,159
Diversified Financial Services — 3.1%
Bank of America Corp.	294,450	3,227,172
Citigroup, Inc.	84,961	3,537,776
CME Group, Inc.	1,900	554,021
IntercontinentalExchange, Inc.*	1,800	224,478
JPMorgan Chase & Co.	111,551	4,566,898
Leucadia National Corp.	6,400	218,240
Moody’s Corp.(a)	5,500	210,925
MSCI, Inc., Class A*	3,162	119,144
NYSE Euronext	6,700	229,609
PHH Corp.(a)*	1,567	32,155
Portfolio Recovery Associates, Inc.(a)*	500	42,395
The NASDAQ OMX Group, Inc.*	3,400	86,020
		13,048,833
Diversified Telecommunication Services — 2.3%
AboveNet, Inc.	700	49,322
AT&T, Inc.	170,243	5,347,332
CenturyLink, Inc.	17,242	697,094
Frontier Communications Corp.(a)	27,599	222,724
Level 3 Communications, Inc.*	37,456	91,393
tw telecom, Inc.*	4,600	94,438
Verizon Communications, Inc.	81,814	3,045,935
Windstream Corp.(a)	14,226	184,369
		9,732,607
Electric Utilities — 1.7%
Allete, Inc.(a)	1,000	41,040
American Electric Power Co., Inc.	14,000	527,520
Cleco Corp.(a)	1,400	48,790
DPL, Inc.	3,300	99,528
Duke Energy Corp.	38,956	733,541
Edison International	8,754	339,218
El Paso Electric Co.	1,200	38,760
Entergy Corp.	5,200	355,056
Exelon Corp.	19,000	813,960
FirstEnergy Corp.	12,501	551,919
Great Plains Energy, Inc.	3,484	72,223
Hawaiian Electric Industries, Inc.	2,800	67,368
IDACORP, Inc.(a)	1,400	55,300
ITC Holdings Corp.(a)	1,400	100,478
NextEra Energy, Inc.	11,200	643,552
Northeast Utilities	4,900	172,333
NV Energy, Inc.	7,100	108,985
Pepco Holdings, Inc.	6,200	121,706
Pinnacle West Capital Corp.	3,200	142,656
PNM Resources, Inc.	2,100	35,154
Portland General Electric Co.(a)	2,100	53,088
PPL Corp.	16,700	464,761
Progress Energy, Inc.	8,200	393,682
Southern Co.	24,658	995,690
UIL Holdings Corp.(a)	1,433	46,358
Unisource Energy Corp.(a)	700	26,131
Westar Energy, Inc.(a)	3,000	80,730
		7,129,527

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	1,000	$55,780
AMETEK, Inc.	4,575	205,417
Babcock & Wilcox Co.*	2,750	76,203
Belden, Inc.	1,500	52,290
Brady Corp., Class A(a)	1,600	51,296
Cooper Industries PLC	4,600	274,482
Emerson Electric Co.	21,889	1,231,256
EnerSys*	1,800	61,956
Franklin Electric Co., Inc.(a)	600	28,170
Generac Holdings, Inc.(a)*	1,500	29,100
General Cable Corp.*	1,400	59,612
GrafTech International Ltd.*	3,700	74,999
Hubbell, Inc., Class B	1,685	109,441
II-VI, Inc.(a)*	2,200	56,320
Polypore International, Inc.*	1,200	81,408
Regal-Beloit Corp.	1,100	73,447
Rockwell Automation, Inc.	4,300	373,068
Roper Industries, Inc.(a)	2,800	233,240
Thomas & Betts Corp.*	1,300	70,005
Woodward Governor Co.(a)	2,000	69,720
		3,267,210
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	5,000	269,950
Anixter International, Inc.(a)	1,100	71,874
Arrow Electronics, Inc.*	3,600	149,400
Avnet, Inc.*	4,722	150,537
AVX Corp.	2,714	41,361
Benchmark Electronics, Inc.(a)*	1,950	32,175
Cognex Corp.(a)	1,000	35,430
Coherent, Inc.(a)*	700	38,689
Corning, Inc.	45,502	825,861
Daktronics, Inc.	100	1,079
Dolby Laboratories, Inc.(a)*	1,500	63,690
FLIR Systems, Inc.(a)	4,400	148,324
Ingram Micro, Inc., Class A*	5,200	94,328
IPG Photonics Corp.*	700	50,897
Itron, Inc.(a)*	1,000	48,160
Jabil Circuit, Inc.	5,800	117,160
L-1 Identity Solutions, Inc.(a)*	2,200	25,850
Littelfuse, Inc.(a)	500	29,360
Molex, Inc	2,000	42,960
Molex, Inc., Class A(a)	1,500	38,655
National Instruments Corp.	2,775	82,390
Plexus Corp.(a)*	800	27,848
Rofin-Sinar Technologies, Inc.(a)*	740	25,271
SYNNEX Corp.(a)*	312	9,891
Tech Data Corp.*	1,300	63,557
Trimble Navigation Ltd.*	3,900	154,596
TTM Technologies, Inc.(a)*	1,400	22,428
Universal Display Corp.(a)*	931	32,669
Vishay Intertechnology, Inc.(a)*	4,830	72,643
		2,767,033
Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc.*	1,800	79,434
Baker Hughes, Inc.	12,656	918,319
Basic Energy Services, Inc.(a)*	700	22,029
Bristow Group, Inc.(a)	900	45,918
Cameron International Corp.*	7,100	357,059
CARBO Ceramics, Inc.(a)	600	97,770
Complete Production Services, Inc.*	2,400	80,064
Diamond Offshore Drilling, Inc.(a)	2,000	140,820
Dresser-Rand Group, Inc.(a)*	2,300	123,625
Dril-Quip, Inc.*	900	61,047
Ensco PLC, ADR	2,436	129,839
Exterran Holdings, Inc.(a)*	1,502	29,785
FMC Technologies, Inc.*	7,000	313,530
Global Industries Ltd.(a)*	2,200	12,056
Gulfmark Offshore, Inc., Class A(a)*	300	13,257
Halliburton Co.	26,840	1,368,840
Helix Energy Solutions Group, Inc.(a)*	2,601	43,072
Helmerich & Payne, Inc.	3,200	211,584
ION Geophysical Corp.(a)*	3,900	36,894
Key Energy Services, Inc.*	3,534	63,612
Lufkin Industries, Inc.(a)	800	68,840
McDermott International, Inc.*	6,400	126,784
Nabors Industries Ltd.*	8,100	199,584
National Oilwell Varco, Inc.	12,307	962,530
Oceaneering International, Inc.	3,200	129,600
Oil States International, Inc.*	1,600	127,856
Patterson-UTI Energy, Inc.	4,300	135,923
Rowan Cos, Inc.*	3,600	139,716
RPC, Inc.(a)	4,387	107,657
Schlumberger Ltd.	39,289	3,394,570
SEACOR Holdings, Inc.(a)	700	69,972
Superior Energy Services, Inc.(a)*	2,283	84,791
Tetra Technologies, Inc.*	1,500	19,095
Tidewater, Inc.(a)	1,400	75,334
Unit Corp.*	1,300	79,209
Weatherford International Ltd.*	21,400	401,250
		10,271,265
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.*	1,500	75,525
Casey’s General Stores, Inc.(a)	1,300	57,200
Costco Wholesale Corp.	12,700	1,031,748
CVS Caremark Corp.	39,529	1,485,500
Kroger Co.	17,000	421,600
PriceSmart, Inc.(a)	700	35,861
Ruddick Corp.(a)	1,400	60,956
Safeway, Inc.(a)	10,700	250,059
SUPERVALU, Inc.(a)	5,075	47,756
Sysco Corp.	16,426	512,163
United Natural Foods, Inc.(a)*	1,100	46,937
Wal-Mart Stores, Inc.	55,125	2,929,342
Walgreen Co.(a)	27,100	1,150,666
Weis Markets, Inc.(a)	800	32,584
Whole Foods Market, Inc.	4,000	253,800
		8,391,697
Food Products — 1.8%
Archer-Daniels-Midland Co.	18,277	551,051
Bunge Ltd.	3,900	268,905
Campbell Soup Co.(a)	6,000	207,300
ConAgra Foods, Inc.	12,827	331,065

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Corn Products International, Inc.	2,100	$116,088
Darling International, Inc.(a)*	3,167	56,056
Dean Foods Co.*	5,184	63,607
Diamond Foods, Inc.(a)	600	45,804
Dole Food Co., Inc.(a)*	2,113	28,568
Flowers Foods, Inc.(a)	4,106	90,485
Fresh Del Monte Produce, Inc.(a)	1,100	29,337
General Mills, Inc.	18,400	684,848
Green Mountain Coffee
Roasters, Inc.(a)*	3,400	303,484
Hain Celestial Group, Inc.(a)*	1,400	46,704
HJ Heinz Co.(a)	9,100	484,848
Hormel Foods Corp.	4,600	137,126
Kellogg Co.	7,300	403,836
Kraft Foods, Inc., Class A	49,771	1,753,432
Lancaster Colony Corp.(a)	700	42,574
McCormick & Co., Inc.(a)	3,500	173,495
Mead Johnson Nutrition Co.	6,000	405,300
Ralcorp Holdings, Inc.*	1,800	155,844
Sara Lee Corp.	17,500	332,325
Smithfield Foods, Inc.*	4,200	91,854
Snyders-Lance, Inc.(a)	354	7,657
The Hershey Co.	4,600	261,510
The J.M. Smucker Co.	3,329	254,469
Tootsie Roll Industries, Inc.	672	19,663
TreeHouse Foods, Inc.(a)*	816	44,562
Tyson Foods, Inc., Class A	8,302	161,225
		7,553,022
Gas Utilities — 0.3%
AGL Resources, Inc.	2,100	85,491
Atmos Energy Corp.	2,600	86,450
National Fuel Gas Co.	2,300	167,440
New Jersey Resources Corp.(a)	950	42,379
Nicor, Inc.	1,500	82,110
Northwest Natural Gas Co.(a)	600	27,078
Oneok, Inc.	2,900	214,629
Piedmont Natural Gas Co., Inc.	2,300	69,598
Questar Corp.	5,200	92,092
South Jersey Industries, Inc.(a)	800	43,448
Southwest Gas Corp.	1,500	57,915
UGI Corp.	3,010	95,989
WGL Holdings, Inc.(a)	1,400	53,886
		1,118,505
Health Care Equipment & Supplies — 1.9%
Alere, Inc.*	2,200	80,564
Align Technology, Inc.*	1,900	43,320
Baxter International, Inc.	16,555	988,168
Becton Dickinson and Co.	6,416	552,867
Boston Scientific Corp.*	40,495	279,820
CareFusion Corp.*	5,900	160,303
Covidien PLC	14,170	754,269
CR Bard, Inc.	2,700	296,622
DENTSPLY International, Inc.	3,734	142,191
Edwards Lifesciences Corp.*	3,200	278,976
Gen-Probe, Inc.*	1,400	96,810
Haemonetics Corp.(a)*	500	32,185
Hill-Rom Holdings, Inc.(a)	1,606	73,940
Hologic, Inc.*	6,896	139,092
Idexx Laboratories, Inc.*	1,600	124,096
Immucor, Inc.*	2,175	44,414
Integra LifeSciences Holdings Corp.*	800	38,248
Intuitive Surgical, Inc.*	1,100	409,321
Invacare Corp.(a)	800	26,552
Kinetic Concepts, Inc.(a)*	1,700	97,971
Masimo Corp.(a)	1,243	36,892
Medtronic, Inc.	30,900	1,190,577
NuVasive, Inc.(a)*	1,200	39,456
ResMed, Inc.(a)*	4,200	129,990
Sirona Dental Systems, Inc.*	1,000	53,100
St. Jude Medical, Inc.	9,300	443,424
STERIS Corp.(a)	1,600	55,968
Stryker Corp.	8,700	510,603
Symmetry Medical, Inc.*	200	1,794
Teleflex, Inc.(a)	900	54,954
The Cooper Cos., Inc.	1,246	98,733
Thoratec Corp.*	1,600	52,512
Varian Medical Systems, Inc.*	3,300	231,066
West Pharmaceutical Services, Inc.(a)	800	35,008
Zimmer Holdings, Inc.*	5,480	346,336
Zoll Medical Corp.(a)*	200	11,332
		7,951,474
Health Care Providers & Services — 2.3%
Accretive Health, Inc.(a)*	2,600	74,854
Aetna, Inc.	11,300	498,217
AMERIGROUP Corp.(a)*	2,200	155,034
AmerisourceBergen Corp.	8,036	332,690
Brookdale Senior Living, Inc.(a)*	2,500	60,625
Cardinal Health, Inc.	9,800	445,116
Catalyst Health Solutions, Inc.*	1,300	72,566
Centene Corp.*	1,800	63,954
Chemed Corp	700	45,864
CIGNA Corp.	7,000	360,010
Community Health Systems, Inc.*	2,200	56,496
Coventry Health Care, Inc.*	4,550	165,938
DaVita, Inc.*	2,900	251,169
Express Scripts, Inc.*	14,500	782,710
Health Management Associates, Inc.,
Class A*	6,472	69,768
Health Net, Inc.*	2,200	70,598
Healthsouth Corp.(a)*	2,658	69,773
Healthspring, Inc.(a)*	1,700	78,387
Henry Schein, Inc.(a)*	2,700	193,293
HMS Holdings Corp.*	700	53,809
Humana, Inc.	5,100	410,754
Kindred Healthcare, Inc.(a)*	900	19,323
Laboratory Corp. of America Holdings*	2,900	280,691
LifePoint Hospitals, Inc.*	1,533	59,910
Lincare Holdings, Inc.(a)	3,150	92,201
Magellan Health Services, Inc.(a)*	900	49,266
McKesson Corp.	7,400	619,010
Medco Health Solutions, Inc.*	11,338	640,824
Mednax, Inc.*	1,400	101,066
Molina Healthcare, Inc.(a)*	200	5,424

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Omnicare, Inc.(a)	3,300	$105,237
Owens & Minor, Inc.(a)	1,650	56,909
Patterson Cos, Inc.	2,515	82,718
PSS World Medical, Inc.(a)*	1,300	36,413
Quest Diagnostics, Inc.	4,415	260,926
Select Medical Holdings Corp.*	1,900	16,853
Team Health Holdings, Inc.(a)*	1,800	40,518
Tenet Healthcare Corp.*	12,500	78,000
UnitedHealth Group, Inc.	31,935	1,647,207
Universal American Corp.(a)	1,252	13,709
Universal Health Services, Inc.	2,600	133,978
VCA Antech, Inc.(a)*	2,600	55,120
WellCare Health Plans, Inc.*	900	46,269
WellPoint, Inc.	10,992	865,840
		9,619,037
Health Care Technology — 0.1%
Allscripts-Misys Healthcare
Solutions, Inc.(a)*	4,000	77,680
athenahealth, Inc.(a)*	85	3,493
Cerner Corp.*	4,000	244,440
Emdeon, Inc., Class A*	288	3,779
Quality Systems, Inc.(a)	800	69,840
		399,232
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.*	1,600	65,088
BJ’s Restaurants, Inc.(a)*	600	31,416
Brinker International, Inc.	2,650	64,819
Buffalo Wild Wings, Inc.(a)*	400	26,524
Carnival Corp.	13,100	492,953
Chipotle Mexican Grill, Inc.(a)*	500	154,095
Choice Hotels International, Inc.(a)	700	23,352
Cracker Barrel Old Country
Store, Inc.(a)	500	24,655
Darden Restaurants, Inc.	3,700	184,112
Domino’s Pizza, Inc.(a)*	1,790	45,180
Gaylord Entertainment Co.(a)*	1,200	36,000
Hyatt Hotels Corp.*	1,000	40,820
International Game Technology	8,500	149,430
International Speedway Corp.,
Class A	500	14,205
Jack in the Box, Inc.(a)*	1,800	41,004
Las Vegas Sands Corp.*	13,000	548,730
Life Time Fitness, Inc.(a)*	1,300	51,883
Marriott International, Inc., Class A	8,110	287,824
McDonald’s Corp.	29,628	2,498,233
MGM Resorts International*	9,600	126,816
Orient-Express Hotels Ltd.(a)*	1,100	11,825
Panera Bread Co., Class A(a)*	700	87,962
Penn National Gaming, Inc.(a)*	2,100	84,714
Royal Caribbean Cruises Ltd.*	4,600	173,144
Starbucks Corp.	20,500	809,545
Starwood Hotels & Resorts
Worldwide, Inc.	5,300	297,012
Texas Roadhouse, Inc., Class A(a)	1,354	23,742
The Cheesecake Factory, Inc.(a)*	1,750	54,897
Vail Resorts, Inc.(a)	1,000	46,220
Wendy’s/Arby’s Group, Inc.,
Class A(a)	8,750	44,363
WMS Industries, Inc.(a)*	1,350	41,472
Wyndham Worldwide Corp.	4,660	156,809
Wynn Resorts Ltd.	3,500	502,390
Yum! Brands, Inc.	13,300	734,692
		7,975,926
Household Durables — 0.4%
DR Horton, Inc.(a)	8,800	101,376
Fortune Brands, Inc.	4,500	286,965
Garmin Ltd.(a)	3,286	108,537
Harman International Industries, Inc.	1,900	86,583
Jarden Corp.(a)	2,655	91,624
KB Home(a)	2,200	21,516
Kid Brands, Inc.(a)*	100	516
Leggett & Platt, Inc.	4,300	104,834
Lennar Corp., Class A(a)	4,200	76,230
M.D.C. Holdings, Inc.(a)	1,057	26,044
Mohawk Industries, Inc.(a)*	1,843	110,562
Newell Rubbermaid, Inc.	8,200	129,396
NVR, Inc.*	100	72,548
Pulte Homes, Inc.(a)*	9,847	75,428
Standard Pacific Corp.(a)*	5,300	17,755
Tempur-Pedic International, Inc.(a)*	1,500	101,730
Toll Brothers, Inc.(a)*	4,500	93,330
Tupperware Brands Corp.	1,700	114,665
Whirlpool Corp.(a)	2,067	168,088
		1,787,727
Household Products — 1.8%
Central Garden and Pet Co.,
Class A(a)*	200	2,030
Church & Dwight Co., Inc.(a)	4,200	170,268
Clorox Co.	4,066	274,211
Colgate-Palmolive Co.	12,707	1,110,719
Energizer Holdings, Inc.*	1,700	123,012
Kimberly-Clark Corp.	11,312	752,927
Procter & Gamble Co.	80,105	5,092,275
Spectrum Brands Holdings, Inc.*	1,350	43,200
		7,568,642
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	10,694	172,494
Constellation Energy Group, Inc.	5,400	204,984
GenOn Energy, Inc.*	19,172	74,004
NRG Energy, Inc.*	6,800	167,144
The AES Corp.*	18,700	238,238
		856,864
Industrial Conglomerates — 1.9%
3M Co.	19,037	1,805,659
Carlisle Cos, Inc.	1,635	80,491
General Electric Co.	294,339	5,551,234
Raven Industries, Inc.(a)	1	56
Tyco International Ltd.	13,653	674,868
		8,112,308

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 3.7%
ACE Ltd.	8,600	$566,052
Aflac, Inc.	13,500	630,180
Allied World Assurance Co.,
Holdings Ltd.	1,000	57,580
Allstate Corp.	14,600	445,738
Alterra Capital Holdings Ltd.(a)	2,083	46,451
American Financial Group, Inc.	2,500	89,225
American International Group, Inc.*	3,400	99,688
American National Insurance Co.	613	47,508
Amtrust Financial Services, Inc.(a)	1,389	31,641
AON Corp.	8,600	441,180
Arch Capital Group Ltd.(a)*	4,200	134,064
Arthur J Gallagher & Co.(a)	3,200	91,328
Aspen Insurance Holdings Ltd.	2,100	54,033
Assurant, Inc.	2,800	101,556
Assured Guaranty Ltd.	4,400	71,764
Axis Capital Holdings Ltd.	3,400	105,264
Berkshire Hathaway, Inc., Class B*	46,197	3,575,186
Brown & Brown, Inc.	3,900	100,074
Chubb Corp.	8,507	532,623
Cincinnati Financial Corp.(a)	4,614	134,637
CNA Financial Corp.	7,300	212,065
CNO Financial Group, Inc.(a)*	6,200	49,042
Delphi Financial Group, Inc., Class S(a)	1,675	48,927
Endurance Specialty Holdings Ltd.(a)	1,200	49,596
Enstar Group Ltd.(a)*	300	31,347
Erie Indemnity Co., Class A	1,317	93,138
Everest Re Group Ltd.	1,400	114,450
FBL Financial Group, Inc., Class A(a)	100	3,215
Fidelity National Title Group, Inc.,
Class A(a)	7,004	110,243
First American Financial Corp.(a)	3,300	51,645
Flagstone Reinsurance Holdings SA(a)	380	3,203
Genworth Financial, Inc., Class A*	12,500	128,500
Hanover Insurance Group, Inc.	1,100	41,481
Hartford Financial Services Group, Inc.	12,100	319,077
HCC Insurance Holdings, Inc.	3,800	119,700
Lincoln National Corp.	8,333	237,407
Loews Corp.	9,359	393,920
Markel Corp.(a)*	211	83,727
Marsh & McLennan Cos, Inc.	15,400	480,326
MBIA, Inc.(a)*	3,900	33,891
Mercury General Corp.	1,300	51,337
MetLife, Inc.	30,502	1,338,123
Montpelier Re Holdings Ltd.(a)	2,200	39,600
Navigators Group, Inc.(a)*	100	4,700
Old Republic International Corp.(a)	5,500	64,625
OneBeacon Insurance Group Ltd.(a)	300	4,017
PartnerRe Ltd.	2,000	137,700
Platinum Underwriters Holdings Ltd.	1,200	39,888
Primerica, Inc.	800	17,576
Principal Financial Group, Inc.	8,200	249,444
ProAssurance Corp.(a)*	900	63,000
Protective Life Corp.(a)	2,200	50,886
Prudential Financial, Inc.	14,200	902,978
Reinsurance Group of America, Inc.	2,081	126,650
RenaissanceRe Holdings Ltd.(a)	1,400	97,930
RLI Corp.(a)	500	30,960
StanCorp Financial Group, Inc.(a)	1,400	59,066
State Auto Financial Corp.(a)	1,100	19,173
Symetra Financial Corp.	1,300	17,459
The Progressive Corp.	18,000	384,840
The Travelers Companies, Inc.	12,318	719,125
Torchmark Corp.	2,400	153,936
Transatlantic Holdings, Inc.	1,500	73,515
Unitrin, Inc.(a)	1,200	35,604
UnumProvident Corp.	9,580	244,098
Validus Holdings Ltd.	1,687	52,213
White Mountains Insurance Group Ltd.	300	126,048
WR Berkley Corp.(a)	4,005	129,922
XL Group PLC	8,756	192,457
		15,387,542
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	10,349	2,116,267
Expedia, Inc.(a)	3,928	113,873
HSN, Inc.*	900	29,628
Liberty Media Corp. - Interactive,
Class A*	16,139	270,651
NetFlix, Inc.*	1,800	472,842
Priceline.com, Inc.*	1,300	665,509
Shutterfly, Inc.(a)*	700	40,194
		3,708,964
Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	5,154	162,196
Ancestry.com, Inc.(a)*	1,200	49,668
AOL, Inc.(a)*	3,127	62,102
Dice Holdings, Inc.(a)*	572	7,734
Digital River, Inc.(a)*	1,400	45,024
eBay, Inc.*	34,100	1,100,407
Equinix, Inc.*	971	98,090
Google, Inc., Class A*	7,342	3,717,842
IAC/InterActiveCorp*	2,753	105,082
j2 Global Communications, Inc.(a)*	1,500	42,345
LogMeIn, Inc.(a)*	400	15,428
Monster Worldwide, Inc.(a)*	2,500	36,650
QuinStreet, Inc.(a)*	189	2,453
Rackspace Hosting, Inc.*	2,400	102,576
RealNetworks, Inc.(a)*	954	3,244
SAVVIS, Inc.*	700	27,671
Valueclick, Inc.(a)*	2,000	33,200
VeriSign, Inc.	4,900	163,954
VistaPrint NV(a)*	1,299	62,157
WebMD Health Corp.*	1,400	63,812
Yahoo!, Inc.*	35,600	535,424
		6,437,059
IT Services — 3.4%
Accenture PLC, Class A	18,900	1,141,938
Acxiom Corp.(a)*	2,100	27,531
Alliance Data Systems Corp.(a)*	1,500	141,105
Amdocs Ltd.*	5,030	152,862
Automatic Data Processing, Inc.	14,350	755,958
Broadridge Financial Solutions, Inc.	3,975	95,678

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
CACI International, Inc., Class A(a)*	600	$37,848
Cognizant Technology Solutions Corp.,
Class A*	8,800	645,392
Computer Sciences Corp.	4,600	174,616
Convergys Corp.(a)*	3,200	43,648
CoreLogic, Inc.*	2,308	38,567
DST Systems, Inc.	1,100	58,080
Fidelity National Information
Services, Inc.	7,398	227,784
Fiserv, Inc.*	4,350	272,441
Gartner, Inc., Class A(a)*	2,400	96,696
Genpact Ltd.*	5,013	86,424
Global Payments, Inc.	2,080	106,080
International Business Machines Corp.	33,894	5,814,516
Jack Henry & Associates, Inc.(a)	2,400	72,024
Lender Processing Services, Inc.	2,639	55,182
Mantech International Corp., Class A(a)	600	26,652
Mastercard, Inc., Class A	3,300	994,422
MAXIMUS, Inc.	400	33,092
MoneyGram International, Inc.*	1,335	4,432
NeuStar, Inc., Class A(a)*	1,900	49,780
Paychex, Inc.	9,250	284,160
SAIC, Inc.*	8,800	148,016
Sapient Corp.*	4,000	60,120
SRA International, Inc., Class A*	1,400	43,288
Syntel, Inc.(a)	1,000	59,120
TeleTech Holdings, Inc.(a)*	1,200	25,296
Teradata Corp.*	4,600	276,920
The Western Union Co.	18,408	368,712
Total System Services, Inc.	5,028	93,420
Unisys Corp.(a)*	1,250	32,125
VeriFone Holdings, Inc.(a)*	2,400	106,440
Visa, Inc., Class A	15,100	1,272,326
Wright Express Corp.(a)*	1,100	57,277
		13,979,968
Leisure Equipment & Products — 0.1%
Brunswick Corp.(a)	1,297	26,459
Hasbro, Inc.	3,300	144,969
Mattel, Inc.	10,600	291,394
Polaris Industries, Inc.	900	100,053
		562,875
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.*	10,200	521,322
Bio-Rad Laboratories, Inc., Class A*	600	71,616
Bruker Corp.*	1,400	28,504
Charles River Laboratories
International, Inc.*	1,588	64,552
Covance, Inc.(a)*	2,000	118,740
Illumina, Inc.(a)*	3,620	272,043
Life Technologies Corp.*	4,823	251,134
Mettler-Toledo International, Inc.*	900	151,803
Parexel International Corp.(a)*	1,600	37,696
PerkinElmer, Inc.	2,900	78,039
Pharmaceutical Product
Development, Inc.	3,500	93,940
Techne Corp.	1,000	83,370
Thermo Fisher Scientific, Inc.*	11,823	761,283
Waters Corp.*	2,700	258,498
		2,792,540
Machinery — 2.6%
Actuant Corp., Class A	1,500	40,245
AGCO Corp.*	2,600	128,336
Barnes Group, Inc.(a)	1,900	47,139
Briggs & Stratton Corp.(a)	700	13,902
Bucyrus International, Inc.	2,000	183,320
Caterpillar, Inc.	18,100	1,926,926
Chart Industries, Inc.*	800	43,184
CLARCOR, Inc.(a)	1,300	61,464
CNH Global NV*	116	4,483
Crane Co.	1,600	79,056
Cummins, Inc.	5,500	569,195
Danaher Corp.	16,000	847,840
Deere & Co.	11,700	964,665
Donaldson Co., Inc.	2,100	127,428
Dover Corp.	5,400	366,120
Eaton Corp.	9,600	493,920
Flowserve Corp.	1,600	175,824
Gardner Denver, Inc.	1,500	126,075
Graco, Inc.(a)	1,550	78,523
Harsco Corp.	2,000	65,200
IDEX Corp.(a)	2,100	96,285
Illinois Tool Works, Inc.	12,300	694,827
Ingersoll Rand PLC	9,311	422,812
Joy Global, Inc.	2,900	276,196
Kaydon Corp.(a)	900	33,588
Kennametal, Inc.	2,100	88,641
Lincoln Electric Holdings, Inc.(a)	2,600	93,210
Manitowoc Co., Inc.(a)	3,300	55,572
Meritor, Inc.(a)*	2,040	32,722
Middleby Corp.(a)*	500	47,020
Mueller Industries, Inc.(a)	500	18,955
Navistar International Corp.*	2,000	112,920
Nordson Corp.	2,000	109,700
Oshkosh Corp.(a)*	2,600	75,244
PACCAR, Inc.	9,707	495,931
Pall Corp.	3,200	179,936
Parker Hannifin Corp.	4,750	426,265
Pentair, Inc.	2,700	108,972
Robbins & Myers, Inc.	700	36,995
Sauer-Danfoss, Inc.*	692	34,870
Snap-On, Inc.(a)	1,600	99,968
SPX Corp.	1,400	115,724
Stanley Black & Decker, Inc.	4,622	333,015
Terex Corp.(a)*	2,600	73,970
Timken Co.	2,600	131,040
Toro Co.(a)	1,000	60,500
Trinity Industries, Inc.	2,400	83,712
Valmont Industries, Inc.(a)	700	67,473
WABCO Holdings, Inc.*	1,899	131,145
Wabtec Corp.	1,400	92,008
Watts Water Technologies, Inc.,
Class A(a)	900	31,869
		11,003,930

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.0%
Alexander & Baldwin, Inc.	1,200	$57,792
Kirby Corp.(a)*	1,600	90,672
		148,464
Media — 3.3%
Arbitron, Inc.(a)	800	33,064
Cablevision Systems Corp., Class A	6,900	249,849
CBS Corp., Class A(a)	1,300	37,401
CBS Corp., Class B	18,251	519,971
Charter Communications, Inc.(a)*	652	35,378
Cinemark Holdings, Inc.	2,400	49,704
Clear Channel Outdoor Holdings, Inc.,
Class A*	231	2,934
Comcast Corp., Class A	60,790	1,540,419
Comcast Corp., Class A Special	19,350	468,850
CTC Media, Inc.	3,697	78,820
DIRECTV, Class A*	23,148	1,176,381
Discovery Communications, Inc.,
Class A*	4,020	164,659
Discovery Communications, Inc.,
Class C*	4,020	146,931
DISH Network Corp., Class A*	6,200	190,154
DreamWorks Animation SKG, Inc.,
Class A(a)*	2,400	48,240
Gannett Co., Inc.	6,000	85,920
Interpublic Group of Cos, Inc.	13,900	173,750
John Wiley & Sons, Inc., Class A(a)	1,300	67,613
Lamar Advertising Co., Class A(a)*	1,800	49,266
Liberty Global, Inc., Series A*	3,795	170,927
Liberty Global, Inc., Series C*	3,173	135,487
Liberty Media - Starz Series A*	1,492	112,258
Liberty Media Corp. - Capital, Series A*	3,600	308,700
Live Nation Entertainment, Inc.(a)*	4,494	51,546
Madison Square Garden, Inc.,
Class A(a)*	1,825	50,242
McGraw-Hill Companies, Inc.	9,100	381,381
Meredith Corp.(a)	900	28,017
Morningstar, Inc.(a)	1,000	60,780
National CineMedia, Inc.(a)	1,513	25,585
News Corp., Class A	53,544	947,729
News Corp., Class B	12,500	226,000
Omnicom Group, Inc.	8,100	390,096
Regal Entertainment Group, Class A(a)	2,586	31,937
Scripps Networks Interactive, Inc.,
Class A	2,600	127,088
Sinclair Broadcast Group, Inc., Class A	1,400	15,372
Sirius XM Radio, Inc.(a)*	111,627	244,463
The New York Times Co., Class A(a)*	2,900	25,288
The Washington Post Co., Class B	100	41,895
Time Warner Cable, Inc.	10,024	782,273
Time Warner, Inc.	31,400	1,142,018
Valassis Communications, Inc.*	1,200	36,360
Viacom, Inc., Class A(a)	1,300	74,724
Viacom, Inc., Class B	15,937	812,787
Virgin Media, Inc.(a)	8,600	257,398
Walt Disney Co.	52,775	2,060,336
		13,659,991
Metals & Mining — 1.2%
AK Steel Holding Corp.	3,100	48,856
Alcoa, Inc.	30,700	486,902
Allegheny Technologies, Inc.(a)	2,400	152,328
Allied Nevada Gold Corp.(a)*	1,100	38,907
AMCOL International Corp.(a)	529	20,187
Carpenter Technology Corp.	1,000	57,680
Century Aluminum Co.*	1,000	15,650
Cliffs Natural Resources, Inc.	3,987	368,598
Coeur d’Alene Mines Corp.(a)*	2,464	59,777
Commercial Metals Co.	3,500	50,225
Compass Minerals International, Inc.	1,000	86,070
Freeport-McMoRan Copper & Gold, Inc.,
Class B	27,036	1,430,204
Globe Specialty Metals, Inc.(a)	1,087	24,370
Hecla Mining Co.(a)*	5,900	45,371
Newmont Mining Corp.	13,500	728,595
Nucor Corp.	9,194	378,977
Reliance Steel & Aluminum Co.	2,000	99,300
Royal Gold, Inc.(a)	1,500	87,855
RTI International Metals, Inc.*	500	19,185
Schnitzer Steel Industries, Inc.,
Class A(a)	700	40,320
Southern Copper Corp.	5,737	188,575
Steel Dynamics, Inc.(a)	5,800	94,250
Stillwater Mining Co.(a)*	3,300	72,633
Titanium Metals Corp.(a)	4,500	82,440
United States Steel Corp.(a)	3,923	180,615
Walter Industries, Inc.	1,775	205,545
Worthington Industries, Inc.(a)	1,900	43,890
		5,107,305
Multi-Utilities — 1.2%
Alliant Energy Corp.(a)	3,000	121,980
Ameren Corp.	7,000	201,880
Avista Corp.	1,300	33,397
Black Hills Corp.(a)	1,000	30,090
Centerpoint Energy, Inc.	11,250	217,687
CMS Energy Corp.	6,900	135,861
Consolidated Edison, Inc.(a)	8,400	447,216
Dominion Resources, Inc.	16,700	806,109
DTE Energy Co.	4,900	245,098
Integrys Energy Group, Inc.(a)	2,277	118,040
MDU Resources Group, Inc.	4,725	106,313
NiSource, Inc.	7,800	157,950
NorthWestern Corp.(a)	1,000	33,110
NSTAR	2,800	128,744
OGE Energy Corp.	2,500	125,800
PG&E Corp.	11,500	483,345
Public Service Enterprise Group, Inc.	14,400	470,016
SCANA Corp.	3,400	133,858
Sempra Energy	6,600	349,008
TECO Energy, Inc.	5,800	109,562
Vectren Corp.(a)	1,900	52,934
Wisconsin Energy Corp.	6,800	213,180
Xcel Energy, Inc.	14,100	342,630
		5,063,808

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.7%
99 Cents Only Stores*	1,800	$36,432
Big Lots, Inc.*	2,300	76,245
Dillard’s, Inc., Class A(a)	1,596	83,215
Dollar General Corp.*	2,900	98,281
Dollar Tree, Inc.*	3,602	239,965
Family Dollar Stores, Inc.	3,400	178,704
J.C. Penney Co., Inc.(a)	6,500	224,510
Kohl’s Corp.	7,860	393,079
Macy’s, Inc.	11,100	324,564
Nordstrom, Inc.	5,000	234,700
Saks, Inc.(a)*	3,600	40,212
Sears Holdings Corp.(a)*	1,189	84,942
Target Corp.	18,500	867,835
		2,882,684
Office Electronics — 0.1%
Xerox Corp.	39,292	409,029
Zebra Technologies Corp., Class A*	1,575	66,418
		475,447
Oil, Gas & Consumable Fuels — 9.4%
Alpha Natural Resources, Inc.*	3,688	167,606
Anadarko Petroleum Corp.	14,600	1,120,696
Apache Corp.	10,985	1,355,439
Arch Coal, Inc.	4,300	114,638
Berry Petroleum Co., Class A(a)	1,600	85,008
Bill Barrett Corp.(a)*	1,500	69,525
Brigham Exploration Co.*	3,200	95,776
Cabot Oil & Gas Corp.	3,000	198,930
Carrizo Oil & Gas, Inc.(a)*	1,100	45,925
Chesapeake Energy Corp.	19,200	570,048
Chevron Corp.	58,244	5,989,813
Cimarex Energy Co.	2,410	216,707
Clean Energy Fuels Corp.(a)*	1,400	18,410
Cloud Peak Energy, Inc.(a)*	1,609	34,272
Cobalt International Energy, Inc.(a)*	3,164	43,125
Comstock Resources, Inc.(a)*	1,500	43,185
Concho Resources, Inc.*	2,800	257,180
ConocoPhillips	38,367	2,884,815
Consol Energy, Inc.	6,500	315,120
Continental Resources, Inc.*	1,200	77,892
CVR Energy, Inc.(a)*	1,522	37,472
Denbury Resources, Inc.*	11,108	222,160
Devon Energy Corp.	11,840	933,110
El Paso Corp.	22,433	453,147
Energen Corp.	2,100	118,650
EOG Resources, Inc.	7,800	815,490
EQT Corp.	4,200	220,584
EXCO Resources, Inc.	4,900	86,485
Exxon Mobil Corp.	144,236	11,737,926
Forest Oil Corp.*	3,371	90,039
Frontier Oil Corp.	2,800	90,468
Gulfport Energy Corp.(a)*	766	22,743
Hess Corp.	8,700	650,412
HollyFrontier Corp.(a)	1,400	97,160
Marathon Oil Corp.	20,802	1,095,849
McMoRan Exploration Co.*	3,687	68,136
Murphy Oil Corp.	5,400	354,564
Newfield Exploration Co.*	3,900	265,278
Noble Energy, Inc.	5,068	454,245
Northern Oil and Gas, Inc.(a)*	1,600	35,440
Occidental Petroleum Corp.	23,683	2,463,979
Patriot Coal Corp.(a)*	2,040	45,410
Peabody Energy Corp.	8,000	471,280
PetroHawk Energy Corp.*	8,210	202,541
Pioneer Natural Resources Co.(a)	3,402	304,717
Plains Exploration & Production Co.*	3,717	141,692
QEP Resources, Inc.	5,200	217,516
Quicksilver Resources, Inc.(a)*	3,808	56,206
Range Resources Corp.(a)	4,700	260,850
Rosetta Resources, Inc.(a)*	1,400	72,156
SandRidge Energy, Inc.(a)*	10,354	110,374
SemGroup Corp.*	900	23,103
Ship Finance International Ltd.(a)	2,100	37,842
SM Energy Co.	1,700	124,916
Southern Union Co.(a)	3,288	132,013
Southwestern Energy Co.*	10,000	428,800
Spectra Energy Corp.	18,778	514,705
Stone Energy Corp.(a)*	1,196	36,346
Sunoco, Inc.	3,700	154,327
Swift Energy Co.(a)*	900	33,543
Teekay Corp.(a)	1,700	52,496
Tesoro Corp.*	3,900	89,349
Ultra Petroleum Corp.(a)*	4,500	206,100
Valero Energy Corp.	16,318	417,251
W&T Offshore, Inc.(a)	1,600	41,792
Western Refining, Inc.(a)*	2,000	36,140
Whiting Petroleum Corp.*	3,200	182,112
Williams Companies, Inc.	16,900	511,225
World Fuel Services Corp.(a)	1,600	57,488
		38,979,737
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.(a)	1,000	26,980
Domtar Corp.	1,000	94,720
International Paper Co.	11,925	355,604
Louisiana-Pacific Corp.(a)*	3,600	29,304
MeadWestvaco Corp.	5,340	177,875
		684,483
Personal Products — 0.2%
Avon Products, Inc.	12,500	350,000
Elizabeth Arden, Inc.(a)*	300	8,709
Estee Lauder Companies, Inc., Class A	3,300	347,127
Herbalife Ltd.	3,200	184,448
Nu Skin Enterprises, Inc., Class A(a)	1,488	55,874
		946,158
Pharmaceuticals — 5.0%
Abbott Laboratories	44,900	2,362,638
Allergan, Inc.	8,900	740,925
Bristol-Myers Squibb Co.	49,100	1,421,936
Eli Lilly & Co.(a)	30,000	1,125,900
Endo Pharmaceuticals Holdings, Inc.*	3,209	128,906
Forest Laboratories, Inc.(a)*	8,100	318,654
Hospira, Inc.*	4,720	267,435
Impax Laboratories, Inc.(a)*	1,000	21,790

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Jazz Pharmaceuticals, Inc.*	1,100	$36,685
Johnson & Johnson	78,712	5,235,922
Medicis Pharmaceutical Corp.,
Class A(a)	1,500	57,255
Merck & Co., Inc.	88,694	3,130,011
Mylan, Inc.*	12,025	296,657
Par Pharmaceutical Cos., Inc.*	400	13,192
Perrigo Co.(a)	2,500	219,675
Pfizer, Inc.	233,848	4,817,269
Questcor Pharmaceuticals, Inc.*	1,600	38,560
Salix Pharmaceuticals Ltd.(a)*	1,500	59,745
Viropharma, Inc.(a)*	1,800	33,300
Warner Chilcott PLC, Class A	2,100	50,673
Watson Pharmaceuticals, Inc.*	3,400	233,682
		20,610,810
Professional Services — 0.2%
Acacia Research - Acacia
Technologies*	1,200	44,028
CoStar Group, Inc.(a)*	521	30,885
Dun & Bradstreet Corp.	1,500	113,310
Equifax, Inc.	3,389	117,666
FTI Consulting, Inc.(a)*	1,300	49,322
IHS, Inc., Class A*	1,300	108,446
Manpower, Inc.	2,400	128,760
Robert Half International, Inc.(a)	3,700	100,011
The Corporate Executive Board Co.(a)	1,000	43,650
Towers Watson & Co., Class A	1,500	98,565
Verisk Analytics, Inc., Class A*	3,400	117,708
		952,351
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	8,400	210,924
Forest City Enterprises, Inc.*	3,000	56,010
Jones Lang LaSalle, Inc.	1,100	103,730
The St. Joe Co.(a)*	2,400	50,016
		420,680
Road & Rail — 1.0%
AMERCO, Inc.(a)*	300	28,845
Avis Budget Group, Inc.(a)*	2,328	39,785
Con-way, Inc.	1,500	58,215
CSX Corp.	32,700	857,394
Genesee & Wyoming, Inc., Class A(a)*	1,300	76,232
Heartland Express, Inc.(a)	1,866	30,901
Hertz Global Holdings, Inc.*	7,400	117,512
JB Hunt Transport Services, Inc.	2,500	117,725
Kansas City Southern*	2,900	172,057
Knight Transportation, Inc.(a)	1,525	25,910
Landstar System, Inc.(a)	1,600	74,368
Norfolk Southern Corp.	10,304	772,079
Old Dominion Freight Line, Inc.(a)*	1,425	53,152
Ryder System, Inc.	1,600	90,960
Union Pacific Corp.	14,000	1,461,600
Werner Enterprises, Inc.(a)	1,200	30,060
		4,006,795
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(a)*	16,400	114,636
Altera Corp.	9,400	435,690
Amkor Technology, Inc.*	2,500	15,425
Analog Devices, Inc.	8,600	336,604
Applied Materials, Inc.	38,300	498,283
Atmel Corp.*	14,300	201,201
Avago Technologies Ltd.	5,200	197,600
Broadcom Corp., Class A*	13,950	469,278
Cabot Microelectronics Corp.(a)*	600	27,882
Cavium, Inc.(a)*	1,300	56,667
Cirrus Logic, Inc.(a)*	1,700	27,030
Cree, Inc.(a)*	2,900	97,411
Cymer, Inc.(a)*	1,100	54,461
Cypress Semiconductor Corp.*	4,600	97,244
Diodes, Inc.(a)*	900	23,490
Entegris, Inc.(a)*	3,200	32,384
Fairchild Semiconductor
International, Inc.*	4,600	76,866
FEI Co.(a)*	800	30,552
First Solar, Inc.(a)*	1,600	211,632
GT Solar International, Inc.(a)*	3,400	55,080
Hittite Microwave Corp.(a)*	800	49,528
Integrated Device Technology, Inc.*	4,970	39,064
Intel Corp.	152,686	3,383,522
International Rectifier Corp.*	1,500	41,955
Intersil Corp., Class A	3,500	44,975
Kla-Tencor Corp.	4,900	198,352
Lam Research Corp.*	3,600	159,408
Linear Technology Corp.	6,200	204,724
LSI Corp.*	18,094	128,829
Marvell Technology Group Ltd.*	16,100	237,717
Maxim Integrated Products, Inc.	8,300	212,148
MEMC Electronic Materials, Inc.*	5,800	49,474
Microchip Technology, Inc.(a)	5,350	202,819
Micron Technology, Inc.*	27,301	204,211
Microsemi Corp.(a)*	2,900	59,450
MKS Instruments, Inc.(a)	1,300	34,346
National Semiconductor Corp.	6,400	157,504
Netlogic Microsystems, Inc.(a)*	1,700	68,714
Novellus Systems, Inc.(a)*	2,800	101,192
Nvidia Corp.*	16,500	262,927
Omnivision Technologies, Inc.(a)*	1,400	48,734
ON Semiconductor Corp.*	11,830	123,860
PMC - Sierra, Inc.*	6,300	47,691
Power Integrations, Inc.(a)	800	30,744
RF Micro Devices, Inc.(a)*	7,000	42,840
Semtech Corp.(a)*	1,800	49,212
Silicon Laboratories, Inc.(a)*	1,400	57,764
Skyworks Solutions, Inc.*	5,200	119,496
Spansion, Inc., Class A*	1,700	32,759
SunPower Corp., Class A(a)*	91	1,759
SunPower Corp., Class B(a)*	393	6,536
Teradyne, Inc.(a)*	6,000	88,800
Texas Instruments, Inc.	32,302	1,060,475
TriQuint Semiconductor, Inc.(a)*	5,100	51,969
Varian Semiconductor Equipment
Associates, Inc.*	2,125	130,560

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Veeco Instruments, Inc.(a)*	1,100	$53,251
Xilinx, Inc.(a)	7,500	273,525
		11,120,250
Software — 3.8%
ACI Worldwide, Inc.*	600	20,262
Activision Blizzard, Inc.	15,888	185,572
Adobe Systems, Inc.*	14,808	465,712
Advent Software, Inc.(a)*	1,400	39,438
ANSYS, Inc.*	2,600	142,142
Ariba, Inc.*	2,300	79,281
AsiaInfo-Linkage, Inc.(a)*	646	10,698
Autodesk, Inc.*	6,300	243,180
Blackbaud, Inc.(a)	992	27,498
Blackboard, Inc.(a)*	825	35,797
BMC Software, Inc.*	5,000	273,500
CA, Inc.	12,090	276,136
Cadence Design Systems, Inc.(a)*	7,100	74,976
Citrix Systems, Inc.*	5,600	448,000
Commvault Systems, Inc.(a)*	1,100	48,895
Compuware Corp.*	7,600	74,176
Concur Technologies, Inc.(a)*	1,400	70,098
Electronic Arts, Inc.*	9,400	221,840
Factset Research Systems, Inc.	1,250	127,900
Fair Isaac Corp.(a)	1,450	43,790
Fortinet, Inc.*	1,600	43,664
Informatica Corp.*	3,000	175,290
Intuit, Inc.*	8,400	435,624
JDA Software Group, Inc.(a)*	800	24,712
Lawson Software, Inc.(a)*	4,100	46,002
Mentor Graphics Corp.*	3,500	44,835
Micros Systems, Inc.*	2,300	114,333
Microsoft Corp.	214,300	5,571,800
MicroStrategy, Inc., Class A(a)*	200	32,536
NetScout Systems, Inc.(a)*	700	14,623
NetSuite, Inc.(a)*	1,588	62,250
Nuance Communications, Inc.(a)*	6,700	143,849
Oracle Corp.	117,060	3,852,445
Parametric Technology Corp.*	3,480	79,796
Progress Software Corp.(a)*	1,950	47,053
Quest Software, Inc.(a)*	2,400	54,552
Red Hat, Inc.*	5,400	247,860
Rovi Corp.*	3,151	180,741
Salesforce.com, Inc.*	3,500	521,430
Solarwinds, Inc.(a)*	1,750	45,745
Solera Holdings, Inc.	1,984	117,373
SuccessFactors, Inc.(a)*	2,100	61,740
Symantec Corp.*	22,121	436,226
Synopsys, Inc.*	4,200	107,982
Take-Two Interactive Software, Inc.*	2,150	32,852
Taleo Corp., Class A(a)*	553	20,477
THQ, Inc.(a)*	701	2,538
TIBCO Software, Inc.*	6,000	174,120
Verint Systems, Inc.(a)*	406	15,038
VirnetX Holding Corp.(a)*	1,400	40,516
VMware, Inc.*	2,347	235,240
		15,892,133
Specialty Retail — 2.1%
Aaron’s, Inc.	2,250	63,585
Abercrombie & Fitch Co., Class A	2,500	167,300
Advance Auto Parts, Inc.(a)	2,400	140,376
Aeropostale, Inc.(a)*	2,700	47,250
American Eagle Outfitters, Inc.(a)	5,750	73,312
Ann, Inc.(a)*	1,550	40,455
Ascena Retail Group, Inc.(a)*	2,000	68,100
AutoNation, Inc.(a)*	2,975	108,915
AutoZone, Inc.*	700	206,395
Bed Bath & Beyond, Inc.*	7,221	421,490
Best Buy Co., Inc.(a)	9,525	299,180
Cabela’s, Inc.(a)*	1,100	29,865
Carmax, Inc.*	6,346	209,862
Chico’s FAS, Inc.(a)	5,800	88,334
Childrens Place Retail Stores, Inc.(a)*	700	31,143
Collective Brands, Inc.(a)*	1,700	24,973
Dick’s Sporting Goods, Inc.(a)*	2,400	92,280
DSW, Inc., Class A*	400	20,244
Foot Locker, Inc.	4,100	97,416
GameStop Corp., Class A(a)*	4,388	117,028
Guess?, Inc.	2,400	100,944
Hibbett Sports, Inc.(a)*	700	28,497
Home Depot, Inc.	47,300	1,713,206
Jos. A. Bank Clothiers, Inc.(a)*	750	37,508
Lowe’s Cos, Inc.	39,900	930,069
Ltd. Brands, Inc.(a)	7,980	306,831
Men’s Wearhouse, Inc.(a)	1,750	58,975
O’Reilly Automotive, Inc.*	3,900	255,489
Office Depot, Inc.*	9,300	39,246
OfficeMax, Inc.*	2,300	18,055
Penske Auto Group, Inc.(a)	1,000	22,740
PetSmart, Inc.	3,400	154,258
Pier 1 Imports, Inc.(a)*	3,200	37,024
RadioShack Corp.	3,300	43,923
Rent-A-Center, Inc.	1,700	51,952
Ross Stores, Inc.	3,400	272,408
Sally Beauty Holdings, Inc.*	4,602	78,694
Signet Jewelers Ltd.*	2,900	135,749
Staples, Inc.	19,850	313,630
The Buckle, Inc.(a)	900	38,430
The Finish Line Inc., Class A	1,500	32,100
The Gap, Inc.(a)	12,100	219,010
Tiffany & Co.	3,600	282,672
TJX Cos, Inc.	11,000	577,830
Tractor Supply Co.	2,800	187,264
Ulta Salon Cosmetics &
Fragrance, Inc.*	1,600	103,328
Urban Outfitters, Inc.(a)*	3,800	106,970
Vitamin Shoppe, Inc.(a)*	600	27,456
Williams-Sonoma, Inc.(a)	2,900	105,821
		8,627,582
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)*	1,400	43,064
Coach, Inc.	8,400	537,012
Columbia Sportswear Co.(a)	400	25,360
CROCS, Inc.(a)*	2,300	59,225
Deckers Outdoor Corp.*	1,200	105,768

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Fossil, Inc.*	2,600	$306,072
Hanesbrands, Inc.*	2,601	74,259
Iconix Brand Group, Inc.(a)*	1,472	35,622
NIKE, Inc., Class B	10,605	954,238
Phillips-Van Heusen Corp.	1,700	111,299
Polo Ralph Lauren Corp.(a)	2,000	265,220
Steven Madden Ltd.*	1,200	45,012
The Jones Group, Inc.(a)	1,700	18,445
The Timberland Co., Class A(a)*	1,000	42,970
The Warnaco Group, Inc.(a)*	1,400	73,150
Under Armour, Inc., Class A*	1,100	85,041
VF Corp.	2,500	271,400
Wolverine World Wide, Inc.(a)	1,600	66,800
		3,119,957
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.(a)	2,298	29,392
Capitol Federal Financial, Inc.	3,239	38,091
First Niagara Financial Group, Inc.	9,560	126,192
Hudson City Bancorp, Inc.	13,407	109,803
MGIC Investment Corp.*	5,200	30,940
New York Community Bancorp, Inc.	10,665	159,868
Northwest Bancshares, Inc.(a)	2,675	33,652
Ocwen Financial Corp.(a)*	3,000	38,280
People’s United Financial, Inc.	11,010	147,974
TFS Financial Corp.(a)	4,731	45,796
Washington Federal, Inc.	2,947	48,419
		808,407
Tobacco — 1.4%
Altria Group, Inc.	61,022	1,611,591
Lorillard, Inc.	4,100	446,367
Philip Morris International, Inc.	51,900	3,465,363
Reynolds American, Inc.	10,365	384,024
Vector Group Ltd.(a)	1,837	32,680
		5,940,025
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.(a)	964	34,328
Fastenal Co.	7,400	266,326
GATX Corp.(a)	1,100	40,832
MSC Industrial Direct Co., Class A	1,400	92,834
TAL International Group, Inc.(a)	500	17,265
Textainer Group Holdings Ltd.(a)	1,300	39,962
Watsco, Inc.	800	54,392
WESCO International, Inc.(a)*	1,100	59,499
WW Grainger, Inc.	1,700	261,205
		866,643
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	144,305
Aqua America, Inc.(a)	4,034	88,667
		232,972
Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A*	11,400	596,562
Clearwire Corp., Class A(a)*	3,600	13,608
Crown Castle International Corp.*	8,317	339,250
Leap Wireless International, Inc.(a)*	1,200	19,476
MetroPCS Communications, Inc.*	8,400	144,564
NII Holdings, Inc.*	4,600	194,948
SBA Communications Corp.,
Class A(a)*	2,900	110,751
Sprint Nextel Corp.*	81,339	438,417
Telephone & Data Systems, Inc.(a)	1,300	40,404
Telephone & Data Systems, Inc.,
Special Shares	1,400	37,702
United States Cellular Corp.(a)*	730	35,347
		1,971,029
TOTAL COMMON STOCKS
(Identified Cost $264,053,063)		399,021,414

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	66	135

Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc.,
expires 3/2/2012*	73	58

Pharmaceuticals — 0.0%
Sanofi, expires 12/31/2020(a)*	6,511	15,692

TOTAL RIGHTS & WARRANTS
(Identified Cost $15,676)		15,885

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	1,117,095	16,197,887

TOTAL MUTUAL FUNDS
(Identified Cost $12,709,373)		16,197,887

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,399,046	2,399,046
		2,399,047

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,399,047)		2,399,047

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 8.4%
Short-Term — 8.4%
State Street Navigator Securities
Lending Prime Portfolio	35,093,342	$35,093,342
		35,093,342

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $35,093,342)		35,093,342

Total Investments — 108.8%
(Identified Cost $314,270,501)#		452,727,575
Liabilities, Less Cash and
Other Assets — (8.8%)		(36,563,282)
Net Assets — 100.0%		$416,164,293

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2011, the market value of the securities on loan was $35,875,825.
#
At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $314,601,169. Net unrealized appreciation aggregated $138,126,406 of which $149,140,357 related to appreciated investment securities and $11,013,951 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	8,562	$748,747
Northrop Grumman Corp.(a)	54,207	3,759,255
		4,508,002
Airlines — 0.4%
Southwest Airlines Co.	126,100	1,440,062

Beverages — 0.6%
Constellation Brands, Inc., Class A*	30,934	644,046
Molson Coors Brewing Co., Class B	27,145	1,214,467
		1,858,513
Building Products — 0.2%
Owens Corning*	20,018	747,672

Capital Markets — 1.1%
American Capital Ltd.*	7,870	78,149
E*Trade Financial Corp.(a)*	11,915	164,427
Legg Mason, Inc.(a)	23,477	769,106
Morgan Stanley	105,967	2,438,301
		3,449,983
Chemicals — 0.4%
Ashland, Inc.	14,733	952,046
Cytec Industries, Inc.	4,083	233,507
		1,185,553
Commercial Banks — 1.9%
Associated Banc-Corp(a)	15,088	209,723
KeyCorp	126,159	1,050,905
Marshall & Ilsley Corp.(a)	77,067	614,224
Popular, Inc.*	76,091	210,011
Regions Financial Corp.	184,756	1,145,487
SunTrust Banks, Inc.	81,987	2,115,265
Zions Bancorporation	27,089	650,407
		5,996,022
Commercial Services & Supplies — 0.6%
Cintas Corp.(a)	1,500	49,545
Covanta Holding Corp.	8,602	141,847
R.R. Donnelley & Sons Co.(a)	21,147	414,693
Republic Services, Inc.	38,907	1,200,281
		1,806,366
Communications Equipment — 0.2%
Brocade Communications
Systems, Inc.*	26,449	170,860
Motorola Solutions, Inc.*	10,790	496,772
		667,632
Computers & Peripherals — 0.0%
Western Digital Corp.*	3,547	129,040

Construction & Engineering — 0.2%
Aecom Technology Corp.(a)*	674	18,427
Quanta Services, Inc.(a)*	10,525	212,605
URS Corp.*	12,610	564,172
		795,204
Construction Materials — 0.2%
Vulcan Materials Co.(a)	19,042	733,688

Consumer Finance — 1.2%
Capital One Financial Corp.	74,533	3,851,120

Containers & Packaging — 0.0%
Sealed Air Corp.	6,300	149,877

Diversified Consumer Services — 0.0%
Service Corp. International	5,594	65,338

Diversified Financial Services — 7.2%
Bank of America Corp.	737,905	8,087,439
Citigroup, Inc.	258,694	10,772,018
CME Group, Inc.	10,093	2,943,018
JPMorgan Chase & Co.	14,966	612,708
The NASDAQ OMX Group, Inc.*	28,325	716,622
		23,131,805
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	419,977	13,191,478
CenturyLink, Inc.	30,026	1,213,951
Frontier Communications Corp.(a)	16,076	129,733
Verizon Communications, Inc.	78,503	2,922,667
		17,457,829
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.*	20,100	834,150
Avnet, Inc.*	25,300	806,564
AVX Corp.	8,790	133,959
Corning, Inc.	45,755	830,453
Ingram Micro, Inc., Class A*	27,569	500,102
Tech Data Corp.*	2,403	117,483
		3,222,711
Energy Equipment & Services — 3.4%
Ensco PLC, ADR	13,008	693,326
Helmerich & Payne, Inc.	17,367	1,148,306
Nabors Industries Ltd.*	71,462	1,760,824
National Oilwell Varco, Inc.	63,291	4,949,989
Patterson-UTI Energy, Inc.	23,910	755,795
Rowan Cos, Inc.*	19,250	747,093
Tidewater, Inc.(a)	8,682	467,178
Unit Corp.*	600	36,558
Weatherford International Ltd.*	16,233	304,369
		10,863,438
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	210,226	7,900,293
Safeway, Inc.(a)	38,038	888,948
		8,789,241
Food Products — 4.6%
Archer-Daniels-Midland Co.	96,578	2,911,827
Bunge Ltd.	14,350	989,432
Kraft Foods, Inc., Class A	206,678	7,281,266
Ralcorp Holdings, Inc.*	7,260	628,571
Smithfield Foods, Inc.*	26,819	586,532

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
The J.M. Smucker Co.	18,726	$1,431,415
Tyson Foods, Inc., Class A	52,207	1,013,860
		14,842,903
Health Care Equipment & Supplies — 1.0%
Alere, Inc.(a)*	9,211	337,307
Boston Scientific Corp.*	175,896	1,215,441
CareFusion Corp.*	29,859	811,269
Hologic, Inc.*	39,197	790,604
Teleflex, Inc.(a)	2,591	158,206
The Cooper Cos., Inc.(a)	637	50,476
		3,363,303
Health Care Providers & Services — 4.9%
Aetna, Inc.	66,065	2,912,806
CIGNA Corp.	219	11,263
Community Health Systems, Inc.*	13,786	354,024
Coventry Health Care, Inc.*	22,712	828,307
Humana, Inc.(a)	24,131	1,943,511
Omnicare, Inc.(a)	17,326	552,526
UnitedHealth Group, Inc.	61,560	3,175,265
WellPoint, Inc.	77,407	6,097,349
		15,875,051
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	90,764	3,415,449
MGM Resorts International*	90,090	1,190,089
Penn National Gaming, Inc.(a)*	5,567	224,573
Royal Caribbean Cruises Ltd.*	34,910	1,314,013
Wyndham Worldwide Corp.	28,665	964,577
		7,108,701
Household Durables — 1.3%
DR Horton, Inc.(a)	42,255	486,778
Fortune Brands, Inc.	24,799	1,581,432
Lennar Corp., Class A(a)	25,133	456,164
Mohawk Industries, Inc.(a)*	11,968	717,960
Pulte Homes, Inc.(a)*	46,931	359,491
Toll Brothers, Inc.(a)*	27,590	572,217
Whirlpool Corp.(a)	1,190	96,771
		4,270,813
Independent Power Producers & Energy Traders — 0.7%
Calpine Corp.(a)*	62,496	1,008,061
NRG Energy, Inc.*	27,286	670,690
The AES Corp.*	38,968	496,452
		2,175,203
Industrial Conglomerates — 3.1%
General Electric Co.	429,374	8,097,994
Tyco International Ltd.	38,402	1,898,211
		9,996,205
Insurance — 9.0%
ACE Ltd.	700	46,074
Allied World Assurance Co.,
Holdings Ltd.(a)	6,278	361,487
Allstate Corp.	12,830	391,700
Alterra Capital Holdings Ltd.(a)	1,399	31,198
American Financial Group, Inc.	19,642	701,023
American National Insurance Co.(a)	4,392	340,380
Assurant, Inc.	16,949	614,740
Assured Guaranty Ltd.	3,257	53,122
Axis Capital Holdings Ltd.	20,253	627,033
CNA Financial Corp.	45,652	1,326,191
Everest Re Group Ltd.	7,352	601,026
Genworth Financial, Inc., Class A*	74,443	765,274
Hartford Financial Services
Group, Inc.	70,673	1,863,647
Lincoln National Corp.	52,189	1,486,865
Loews Corp.	73,779	3,105,358
MetLife, Inc.	149,973	6,579,315
Old Republic International Corp.(a)	41,075	482,631
PartnerRe Ltd.	5,060	348,381
Prudential Financial, Inc.	72,188	4,590,435
Reinsurance Group of America, Inc.(a)	12,042	732,876
The Travelers Companies, Inc.	2,589	151,146
Transatlantic Holdings, Inc.	9,969	488,581
UnumProvident Corp.	57,128	1,455,621
Validus Holdings Ltd.	10,899	337,324
White Mountains Insurance
Group Ltd.	1,053	442,428
XL Group PLC	44,102	969,362
		28,893,218
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive,
Class A*	102,856	1,724,895
Internet Software & Services — 0.3%
IAC/InterActiveCorp*	17,391	663,814
Yahoo!, Inc.*	14,823	222,938
		886,752
IT Services — 0.8%
Computer Sciences Corp.	27,761	1,053,808
Fidelity National Information
Services, Inc.	44,793	1,379,176
		2,432,984
Life Sciences Tools & Services — 1.4%
PerkinElmer, Inc.	11,180	300,854
Thermo Fisher Scientific, Inc.*	65,998	4,249,611
		4,550,465
Machinery — 0.8%
AGCO Corp.*	5,847	288,608
Ingersoll Rand PLC(a)	23,600	1,071,676
Pentair, Inc.(a)	11,168	450,740
Stanley Black & Decker, Inc.	6,870	494,984
Terex Corp.(a)*	13,669	388,883
		2,694,891
Media — 10.7%
CBS Corp., Class A(a)	8,700	250,299
CBS Corp., Class B	111,595	3,179,342
Clear Channel Outdoor Holdings, Inc.,
Class A*	4,600	58,420

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Comcast Corp., Class A	320,777	$8,128,489
Comcast Corp., Class A Special	125,831	3,048,885
Gannett Co., Inc.	1,860	26,635
Liberty Media - Starz Series A*	8,585	645,935
News Corp., Class A	295,411	5,228,775
News Corp., Class B(a)	110,939	2,005,777
The Washington Post Co., Class B(a)	1,016	425,653
Time Warner Cable, Inc.	63,900	4,986,756
Time Warner, Inc.	179,231	6,518,632
		34,503,598
Metals & Mining — 1.2%
Alcoa, Inc.(a)	171,685	2,722,924
Coeur d’Alene Mines Corp.(a)*	2,480	60,165
Reliance Steel & Aluminum Co.	12,193	605,383
Steel Dynamics, Inc.(a)	28,316	460,135
United States Steel Corp.(a)	3,009	138,534
		3,987,141
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	60,366	1,970,346

Multiline Retail — 0.9%
Dillard’s, Inc., Class A(a)	945	49,272
J.C. Penney Co., Inc.(a)	34,744	1,200,058
Kohl’s Corp.	636	31,806
Macy’s, Inc.	8,851	258,803
Sears Holdings Corp.(a)*	18,919	1,351,574
		2,891,513
Office Electronics — 0.4%
Xerox Corp.	124,569	1,296,763

Oil, Gas & Consumable Fuels — 14.7%
Anadarko Petroleum Corp.	85,782	6,584,626
Apache Corp.	4,880	602,143
Cabot Oil & Gas Corp.	3,394	225,056
Chesapeake Energy Corp.(a)	106,266	3,155,038
Chevron Corp.	32,387	3,330,679
ConocoPhillips	188,421	14,167,375
Denbury Resources, Inc.*	33,941	678,820
Devon Energy Corp.	7,326	577,362
Hess Corp.	47,336	3,538,839
Marathon Oil Corp.	115,078	6,062,309
Murphy Oil Corp.	15,871	1,042,090
Noble Energy, Inc.	9,848	882,676
Pioneer Natural Resources Co.(a)	18,724	1,677,109
Plains Exploration & Production Co.*	22,622	862,351
QEP Resources, Inc.	9,620	402,405
Sunoco, Inc.	19,325	806,046
Teekay Corp.(a)	610	18,837
Tesoro Corp.(a)*	11,940	273,545
Valero Energy Corp.	91,951	2,351,187
		47,238,493
Paper & Forest Products — 1.2%
Domtar Corp.	6,754	639,739
International Paper Co.	74,679	2,226,928
MeadWestvaco Corp.	28,813	959,761
		3,826,428
Pharmaceuticals — 3.1%
Pfizer, Inc.	482,562	9,940,777

Road & Rail — 6.0%
CSX Corp.	199,215	5,223,417
Hertz Global Holdings, Inc.(a)*	16,716	265,450
Kansas City Southern*	6,420	380,899
Norfolk Southern Corp.	65,200	4,885,436
Ryder System, Inc.	9,500	540,075
Union Pacific Corp.	76,089	7,943,692
		19,238,969
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc.*	108,402	810,847

Software — 0.3%
Activision Blizzard, Inc.	83,074	970,304

Specialty Retail — 0.4%
Foot Locker, Inc.	23,211	551,494
GameStop Corp., Class A(a)*	16,878	450,136
Lowe’s Cos, Inc.	6,558	152,867
		1,154,497
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp.	2,318	151,759

Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	1,513	20,335

Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc.*	48,793	839,728
Sprint Nextel Corp.*	464,664	2,504,539
Telephone & Data Systems, Inc.(a)	8,400	261,072
Telephone & Data Systems, Inc.,
Special Shares	9,252	249,156
United States Cellular Corp.(a)*	6,900	334,098
		4,188,593

TOTAL COMMON STOCKS
(Identified Cost $268,217,028)		321,854,843

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	462,013	462,013
		462,014

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $462,014)		462,014

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 8.2%
Short-Term — 8.2%
State Street Navigator Securities
Lending Prime Portfolio	26,323,917	$26,323,917

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $26,323,917)		26,323,917

Total Investments — 108.2%
(Identified Cost $295,002,959)#		348,640,774
Liabilities, Less Cash and
Other Assets — (8.2%)		(26,351,613)
Net Assets — 100.0%		$322,289,161

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of June 30, 2011, the market value of the securities on loan was $26,340,547.
*	Non-income producing security.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $295,106,087. Net unrealized appreciation aggregated $53,534,687 of which $78,215,298 related to appreciated investment securities and $24,680,611 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.9%
AAR Corp.*	9,000	$243,810
Aerovironment, Inc.(a)*	4,618	163,246
American Science & Engineering, Inc.	2,000	160,000
Arotech Corp.*	2,757	6,010
Ascent Solar Technologies, Inc.(a)*	4,114	3,908
Astronics Corp.*	1,851	57,011
Ceradyne, Inc.*	5,525	215,420
CPI Aerostructures, Inc.*	1,342	18,291
Cubic Corp.	6,700	341,633
Curtiss-Wright Corp.	9,650	312,370
DigitalGlobe, Inc.(a)*	9,173	233,086
Ducommun, Inc.	2,055	42,271
Esterline Technologies Corp.*	6,500	496,600
GenCorp, Inc.(a)*	13,000	83,460
GeoEye, Inc.*	4,200	157,080
HEICO Corp.(a)	3,655	200,075
HEICO Corp., Class A	4,875	193,830
Hexcel Corp.*	21,236	464,856
Innovative Solutions & Support, Inc.*	4,950	27,077
Kratos Defense & Security
Solutions, Inc.(a)*	4,167	50,671
LMI Aerospace, Inc.*	2,400	58,632
Moog, Inc., Class A*	8,223	357,865
National Presto Industries, Inc.(a)	1,000	101,490
Orbital Sciences Corp.*	13,200	222,420
Sparton Corp.*	700	7,154
Sypris Solutions, Inc.*	4,000	16,480
Taser International, Inc.*	14,900	67,795
Teledyne Technologies, Inc.*	8,099	407,866
The Allied Defense Group, Inc.*	1,000	3,500
Triumph Group, Inc.(a)	3,700	368,446
		5,082,353
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	95,831
Atlas Air Worldwide Holdings, Inc.*	5,768	343,254
Express-1 Expedited Solutions, Inc.(a)*	3,507	10,907
Forward Air Corp.	6,430	217,270
HUB Group, Inc., Class A*	8,300	312,578
Pacer International, Inc.(a)*	5,200	24,544
Park-Ohio Holdings Corp.(a)*	3,058	64,646
UTi Worldwide, Inc.	19,667	387,243
		1,456,273
Airlines — 0.7%
Alaska Air Group, Inc.*	9,700	664,062
Allegiant Travel Co.	3,600	178,200
ATA Holdings Corp.(b)	600	—
Hawaiian Holdings, Inc.(a)*	11,300	64,410
JetBlue Airways Corp.(a)*	46,695	284,840
Pinnacle Airlines Corp.(a)*	5,350	24,289
Republic Airways Holdings, Inc.*	9,900	54,054
Skywest, Inc.	14,100	212,346
Southwest Airlines Co.	—	1
US Airways Group, Inc.(a)*	35,550	316,750
		1,798,952
Auto Components — 0.9%
American Axle & Manufacturing
Holdings, Inc.(a)*	16,600	188,908
Amerigon, Inc.*	5,000	86,900
Cooper Tire & Rubber Co.	13,300	263,207
Dorman Products, Inc.(a)*	3,350	132,593
Drew Industries, Inc.(a)	4,800	118,656
Enova Systems, Inc.*	2,300	1,932
Exide Technologies*	17,000	129,880
Federal Mogul Corp.*	15,600	356,148
Fuel Systems Solutions, Inc.(a)*	4,600	114,770
Modine Manufacturing Co.*	10,100	155,237
Motorcar Parts of America, Inc.(a)*	2,441	36,639
Shiloh Industries, Inc.(a)	3,600	38,808
Spartan Motors, Inc.(a)	6,900	37,260
Standard Motor Products, Inc.(a)	4,420	67,317
Stoneridge, Inc.(a)*	6,100	89,914
Strattec Security Corp.	700	14,686
Superior Industries International, Inc.	5,600	123,816
Tenneco, Inc.*	10,246	451,541
Williams Controls, Inc.	1,500	17,250
		2,425,462
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	386,456
Winnebago Industries(a)*	6,500	62,790
		449,246
Beverages — 0.3%
Boston Beer Co., Inc., Class A*	2,400	215,040
Central European Distribution
Corp.(a)*	3,257	36,478
Coca-Cola Bottling Co.,
Consolidated(a)	921	62,315
Craft Brewers Alliance, Inc.(a)*	3,511	30,230
Heckmann Corp.(a)*	26,585	160,573
MGP Ingredients, Inc.(a)	3,756	32,715
National Beverage Corp.(a)	10,920	159,978
		697,329
Biotechnology — 2.8%
Acadia Pharmaceuticals, Inc.(a)*	8,300	13,529
Achillion Pharmaceuticals, Inc.*	5,400	40,176
Affymax, Inc.(a)*	5,485	37,682
Agenus, Inc.*	4,500	3,510
Alkermes, Inc.*	18,580	345,588
Allos Therapeutics, Inc.(a)*	20,200	43,228
Alnylam Pharmaceuticals, Inc.*	8,900	83,393
AMAG Pharmaceuticals, Inc.(a)*	3,900	73,320
Amicus Therapeutics, Inc.*	1,913	11,363
Anadys Pharmaceuticals, Inc.*	4,900	4,949
Anthera Pharmaceuticals, Inc.*	4,469	36,512
ARCA Biopharma, Inc.*	600	966
Ardea Biosciences, Inc.*	1,553	39,539
Arena Pharmaceuticals, Inc.(a)*	15,700	21,352
Ariad Pharmaceuticals, Inc.*	26,550	300,812
Arqule, Inc.(a)*	13,750	85,938
Array Biopharma, Inc.(a)*	11,866	26,580
AVEO Pharmaceuticals, Inc.(a)*	5,946	122,547

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
AVI BioPharma, Inc.(a)*	500	$715
BioCryst Pharmaceuticals, Inc.(a)*	8,600	32,852
BioMimetic Therapeutics, Inc.(a)*	3,110	15,923
Biosante Pharmaceuticals, Inc.(a)*	6,696	18,414
BioTime, Inc.(a)*	3,599	18,463
Celldex Therapeutics, Inc.(a)*	5,757	20,437
Celsion Corp.(a)*	2,900	9,773
Cepheid, Inc.(a)*	7,548	261,463
Cleveland Biolabs, Inc.(a)*	1,100	3,751
Codexis, Inc.*	7,350	70,781
Cubist Pharmaceuticals, Inc.(a)*	13,200	475,068
Curis, Inc.(a)*	13,600	48,688
Cyclacel Pharmaceuticals, Inc.(a)*	6,400	8,640
Cytokinetics, Inc.(a)*	13,046	16,308
Cytori Therapeutics, Inc.(a)*	2,201	10,543
Dusa Pharmaceuticals, Inc.*	2,809	17,472
Dyax Corp.(a)*	28,500	56,430
Dynavax Technologies Corp.(a)*	9,900	27,225
Emergent Biosolutions, Inc.*	7,843	176,860
Enzon Pharmaceuticals, Inc.(a)*	13,152	132,178
Exelixis, Inc.(a)*	23,524	210,775
Genomic Health, Inc.(a)*	6,256	174,605
Geron Corp.(a)*	16,604	66,582
GTx, Inc.*	4,385	21,004
Halozyme Therapeutics, Inc.(a)*	7,164	49,503
Hemispherx Biopharma, Inc.(a)*	10,000	4,000
iBio, Inc.(a)*	2,200	6,358
Idenix Pharmaceuticals, Inc.(a)*	10,871	54,355
Idera Pharmaceuticals, Inc.(a)*	4,700	10,105
Immunogen, Inc.(a)*	6,811	83,026
Immunomedics, Inc.(a)*	16,908	68,816
Incyte Corp., Ltd.(a)*	13,193	249,875
Infinity Pharmaceuticals, Inc.(a)*	6,050	49,973
InterMune, Inc.*	7,926	284,147
Lexicon Pharmaceuticals, Inc.(a)*	36,298	63,884
Ligand Pharmaceuticals, Inc.,
Class B(a)*	3,511	41,956
Luna Innovations, Inc.(a)*	1,600	2,592
MannKind Corp.(a)*	12,482	47,432
Maxygen, Inc.(a)	12,058	65,957
Medivation, Inc.*	6,300	135,009
Micromet, Inc.*	4,392	25,210
Molecular Insight
Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.*	5,880	114,425
Myrexis, Inc.*	3,735	13,371
Myriad Genetics, Inc.*	20,343	461,990
Nabi Biopharmaceuticals*	27,072	145,647
Nanosphere, Inc.(a)*	4,259	7,709
Neuralstem, Inc.(a)*	4,429	6,644
Neurocrine Biosciences, Inc.(a)*	10,600	85,330
NeurogesX, Inc.(a)*	1,965	3,439
Novavax, Inc.(a)*	16,174	32,671
NPS Pharmaceuticals, Inc.*	5,983	56,539
OncoGenex Pharmaceutical, Inc.(a)*	15	255
Oncothyreon, Inc.(a)*	4,100	37,679
Onyx Pharmaceuticals, Inc.*	9,500	335,350
Opko Health, Inc.*	12,963	47,833
Orchid Cellmark, Inc.*	9,850	27,186
Orexigen Therapeutics, Inc.(a)*	6,964	11,073
Osiris Therapeutics, Inc.(a)*	5,602	43,359
PDL BioPharma, Inc.	29,347	172,267
Pharmasset, Inc.*	4,807	539,345
PharmAthene, Inc.*	3,800	11,172
Progenics Pharmaceuticals, Inc.(a)*	6,500	46,670
Repligen Corp.(a)*	9,894	36,014
Rigel Pharmaceuticals, Inc.*	12,996	119,173
Sangamo Biosciences, Inc.(a)*	8,034	47,320
Sciclone Pharmaceuticals, Inc.*	15,200	91,808
Senesco Technologies, Inc.(a)*	89	25
Spectrum Pharmaceuticals, Inc.(a)*	12,000	111,180
StemCells, Inc.(a)*	17,100	9,063
SuperGen, Inc.(a)*	17,300	51,554
Synta Pharmaceuticals Corp.(a)*	6,472	32,554
Targacept, Inc.(a)*	3,441	72,502
Theravance, Inc.(a)*	8,447	187,608
Transcept Pharmaceuticals, Inc.(a)*	4,028	44,107
Trimeris, Inc.*	6,213	15,346
Vical, Inc.(a)*	11,140	45,897
Zalicus, Inc.(a)*	6,284	14,956
		7,507,193
Building Products — 0.7%
A.O. Smith Corp.	8,032	339,753
AAON, Inc.(a)	5,850	127,764
American Woodmark Corp.	3,200	55,424
Ameron International Corp.	2,000	131,360
Apogee Enterprises, Inc.	6,300	80,703
Builders FirstSource, Inc.(a)*	17,652	37,952
Gibraltar Industries, Inc.*	6,800	76,976
Griffon Corp.(a)*	12,740	128,419
Insteel Industries, Inc.(a)	4,000	50,160
PGT, Inc.*	3,525	6,380
Quanex Building Products Corp.	7,625	124,974
Simpson Manufacturing Co., Inc.(a)	11,100	331,557
Trex Co., Inc.(a)*	2,700	66,096
U.S. Home Systems, Inc.(a)	1,100	5,522
Universal Forest Products, Inc.(a)	4,200	100,632
USG Corp.(a)*	21,620	310,031
		1,973,703
Capital Markets — 1.3%
American Capital Ltd.*	6,000	59,580
Artio Global Investors, Inc.(a)	9,194	103,892
BGC Partners, Inc., Class A(a)	17,100	132,183
Calamos Asset Management, Inc.	4,127	59,924
Cohen & Steers, Inc.(a)	8,690	288,073
Cowen Group, Inc., Class A(a)*	21,745	81,761
Duff & Phelps Corp., Class A	6,885	88,335
Edelman Financial Group, Inc.(a)	7,252	57,218
Epoch Holding Corp.(a)	4,247	75,809
Evercore Partners, Inc., Class A(a)	4,057	135,179
Firstcity Financial Corp.*	2,100	13,923
GAMCO Investors, Inc., Class A(a)	1,700	78,693
GFI Group, Inc.(a)	24,274	111,418
Gleacher & Co., Inc.(a)*	24,754	50,498

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Harris & Harris Group, Inc.(a)*	7,000	$35,910
HFF, Inc., Class A*	7,896	119,151
ICG Group, Inc.(a)*	8,600	105,178
Intl. FCStone, Inc.(a)*	3,884	94,032
Investment Technology Group, Inc.*	9,700	135,994
JMP Group, Inc.	3,620	25,449
KBW, Inc.(a)	7,474	139,764
Knight Capital Group, Inc.,
Class A(a)*	20,261	223,276
MCG Capital Corp.(a)	15,257	92,763
Medallion Financial Corp.(a)	3,400	33,150
MF Global Holdings Ltd.(a)*	34,299	265,474
Oppenheimer Holdings, Inc.,
Class A(a)	2,133	60,172
optionsXpress Holdings, Inc.	14,500	241,860
Penson Worldwide, Inc.(a)*	3,979	14,205
Piper Jaffray Cos.*	4,324	124,574
Pzena Investment Management, Inc.,
Class A	794	4,510
Rodman & Renshaw Capital
Group, Inc.(a)*	5,100	6,375
Safeguard Scientifics, Inc.(a)*	3,700	69,856
Stifel Financial Corp.(a)*	7,096	254,480
SWS Group, Inc.	5,901	35,347
Teton Advisors, Inc.(a)	25	419
Virtus Investment Partners, Inc.*	905	54,933
Westwood Holdings Group, Inc.(a)	258	9,830
		3,483,188
Chemicals — 2.6%
A. Schulman, Inc.	6,427	161,896
American Pacific Corp.*	1,000	8,020
American Vanguard Corp.(a)	6,233	80,842
Arabian American Development Co.*	2,400	9,720
Arch Chemicals, Inc.	5,600	192,864
Balchem Corp.(a)	6,525	285,665
Calgon Carbon Corp.(a)*	12,275	208,675
Chase Corp.(a)	700	11,732
Chemtura Corp.*	3,755	68,341
Core Molding Technologies, Inc.*	1,500	13,455
Ferro Corp.*	19,000	255,360
Flotek Industries, Inc.(a)*	4,400	37,488
Georgia Gulf Corp.(a)*	7,462	180,133
H.B. Fuller Co.	10,900	266,178
Hawkins, Inc.(a)	1,619	58,640
Innophos Holdings, Inc.	4,300	209,840
Innospec, Inc.*	5,100	171,411
KMG Chemicals, Inc.	2,500	42,100
Koppers Holdings, Inc.	4,400	166,892
Kraton Performance Polymers, Inc.*	6,774	265,338
Kronos Worldwide, Inc.(a)	2,200	69,190
Landec Corp.(a)*	10,074	66,488
LSB Industries, Inc.*	4,300	184,556
Minerals Technologies, Inc.	4,400	291,676
Nanophase Technologies Corp.(a)*	4,200	5,040
NewMarket Corp.(a)	3,400	580,414
NL Industries, Inc.	11,700	214,812
Olin Corp.	17,277	391,497
OM Group, Inc.*	6,900	280,416
Omnova Solutions, Inc.(a)*	9,840	68,486
Penford Corp.(a)*	3,648	19,334
PolyOne Corp.	20,800	321,776
Quaker Chemical Corp.(a)	2,260	97,203
Senomyx, Inc.(a)*	7,000	35,980
Sensient Technologies Corp.	11,300	418,891
Spartech Corp.*	6,900	42,021
Stepan Co.(a)	1,700	120,530
STR Holdings, Inc.(a)*	7,400	110,408
Valhi, Inc.(a)	2,727	135,450
Westlake Chemical Corp.	9,298	482,566
Zep, Inc.	4,300	81,270
Zoltek Cos., Inc.(a)*	11,060	116,462
		6,829,056
Commercial Banks — 6.0%
1st Source Corp.(a)	5,867	121,682
1st United Bancorp, Inc.(a)*	5,096	31,697
AmericanWest Bancorp*	3,866	89
Ameris Bancorp*	4,395	38,984
AmeriServ Financial, Inc.(a)*	4,400	8,404
Arrow Financial Corp.(a)	2,470	60,441
Bancfirst Corp.(a)	3,000	115,800
Bancorp, Inc.*	5,800	60,610
Bancorpsouth, Inc.(a)	18,401	228,356
BancTrust Financial Group, Inc.*	3,390	8,712
Bank of Granite Corp.(a)*	3,446	3,274
Bank of the Ozarks, Inc.	4,000	208,240
Banner Corp	3,197	55,948
Boston Private Financial
Holdings, Inc.(a)	14,973	98,522
Bryn Mawr Bank Corp.	2,292	46,413
Camden National Corp.(a)	2,000	65,620
Cape Bancorp, Inc.(a)*	236	2,360
Capital City Bank Group, Inc.(a)	2,541	26,071
CapitalSource, Inc.	68,837	443,999
Cardinal Financial Corp.	6,692	73,277
Cascade Financial Corp.*	2,077	932
Cathay General Bancorp(a)	17,129	280,744
Center Bancorp, Inc.(a)	3,180	33,199
Center Financial Corp.*	6,641	42,170
Centerstate Banks of Florida, Inc.(a)	4,385	30,344
Central Pacific Financial Corp.*	354	4,956
Chemical Financial Corp.(a)	5,531	103,762
Citizens Republic Bancorp, Inc.*	17,060	11,773
City Holding Co.(a)	6,502	214,761
CoBiz Financial, Inc.	6,875	44,963
Colony Bankcorp, Inc.(a)*	1,100	3,157
Columbia Banking System, Inc.(a)	8,175	140,773
Community Bank System, Inc.(a)	6,859	170,035
Community Trust Bancorp, Inc.(a)	4,498	124,685
CVB Financial Corp.(a)	23,355	216,034
Danvers Bancorp, Inc.	4,091	89,061
Dearborn Bancorp, Inc.(a)*	1,050	1,239
Encore Bancshares, Inc.*	500	6,010
Enterprise Financial Services Corp.	2,856	38,642
Fidelity Southern Corp.*	100	684
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Financial Institutions, Inc.(a)	1,700	$27,914
First Bancorp(a)	3,400	34,816
First Busey Corp., Class A	18,429	97,489
First Citizens BancShares, Inc.	200	37,444
First Commonwealth
Financial Corp.(a)	21,927	125,861
First Community Bancshares, Inc.	3,311	46,354
First Financial Bancorp(a)	12,702	211,996
First Financial Bankshares, Inc.(a)	7,103	244,681
First Financial Corp.	3,200	104,768
First Financial Service Corp.(a)*	440	1,478
First Interstate Bancsystem, Inc.(a)	2,406	35,464
First Merchants Corp.(a)	4,691	41,938
First Midwest Bancorp, Inc.(a)	15,686	192,781
First Security Group, Inc.(a)*	2,000	1,300
First South Bancorp, Inc.	1,100	4,697
FNB Corp.(a)	26,475	274,016
Fulton Financial Corp.(a)	29,930	320,550
German American Bancorp, Inc.(a)	2,400	39,792
Glacier Bancorp, Inc.(a)	15,869	213,914
Great Southern Bancorp, Inc.(a)	3,025	57,324
Green Bankshares, Inc.(a)*	2,220	5,816
Guaranty Bancorp*	11,800	15,812
Hampden Bancorp, Inc.(a)	300	3,981
Hancock Holding Co.(a)	17,715	548,811
Hanmi Financial Corp.(a)*	9,300	9,951
Heartland Financial USA, Inc.	5,400	78,570
Heritage Commerce Corp.*	3,188	16,291
Heritage Financial Corp/WA	616	7,965
Home Bancorp, Inc.*	994	14,701
Home Bancshares, Inc.(a)	5,969	141,107
Hudson Valley Holding Corp.(a)	3,271	63,163
Iberiabank Corp.(a)	5,375	309,815
Independent Bank Corp.(a)	4,282	112,402
International Bancshares Corp.(a)	14,260	238,570
Intervest Bancshares Corp.(a)*	1,400	4,284
Investors Bancorp, Inc.(a)*	34,155	485,001
Lakeland Bancorp, Inc.(a)	5,539	55,279
Lakeland Financial Corp.	3,189	70,987
Macatawa Bank Corp.(a)*	6,614	18,288
MainSource Financial Group, Inc.	4,530	37,599
MB Financial, Inc.	11,362	218,605
MBT Financial Corp.(a)*	7,300	9,928
Mercantile Bank Corp.*	1,265	10,500
Metro Bancorp, Inc.(a)*	1,935	22,098
Midsouth Bancorp, Inc.	2,100	28,623
Nara Bancorp, Inc.(a)*	7,542	61,316
National Penn Bancshares, Inc.(a)	31,814	252,285
NBT Bancorp, Inc.(a)	7,860	173,942
New Century Bancorp, Inc.*	200	890
NewBridge Bancorp*	3,549	16,254
Northfield Bancorp, Inc.(a)	8,158	114,701
Old National Bancorp.	20,800	224,640
Old Second Bancorp, Inc.(a)	3,268	2,941
OmniAmerican Bancorp, Inc.(a)*	1,604	24,012
Oriental Financial Group, Inc.(a)	9,336	120,341
Pacific Capital Bancorp(a)*	1,956	62,181
Pacific Continental Corp.(a)	3,047	27,880
Pacific Mercantile Bancorp(a)*	2,500	10,650
Pacific Premier Bancorp, Inc.(a)*	300	1,920
PacWest Bancorp.	6,581	135,371
Park National Corp.(a)	3,450	227,217
Patriot National Bancorp, Inc.(a)*	500	1,005
Peapack Gladstone Financial Corp.(a)	1,312	15,455
Peoples Bancorp, Inc.(a)	2,300	25,921
Pinnacle Financial Partners, Inc.(a)*	9,756	151,803
Preferred Bank/Los Angeles CA(a)*	593	4,270
PrivateBancorp, Inc.(a)	15,254	210,505
Prosperity Bancshares, Inc.(a)	10,600	464,492
Renasant Corp.(a)	5,000	72,450
Republic Bancorp, Inc., Class A	7,344	146,146
Republic First Bancorp, Inc.*	1,450	3,205
S&T Bancorp, Inc.(a)	10,071	187,220
S.Y. Bancorp, Inc.	2,891	67,216
Sandy Spring Bancorp, Inc.(a)	6,300	113,337
SCBT Financial Corp.(a)	2,057	58,995
Seacoast Banking Corp. of Florida(a)*	4,572	6,858
Sierra Bancorp	2,100	23,772
Signature Bank*	8,200	469,040
Simmons First National Corp.,
Class A(a)	3,100	79,546
Southern Community Financial Corp.*	3,300	3,630
Southern Connecticut Bancorp, Inc.(a)*	200	650
Southside Bancshares, Inc.(a)	3,319	65,883
Southwest Bancorp, Inc.*	3,700	36,223
State Bancorp, Inc.(a)	2,377	31,709
StellarOne Corp.(a)	4,223	51,141
Sterling Bancorp.	6,040	57,320
Sterling Bancshares, Inc.	21,400	174,624
Suffolk Bancorp.	2,200	30,712
Sun Bancorp, Inc(a)*	5,254	19,177
Susquehanna Bancshares, Inc.(a)	28,546	228,368
SVB Financial Group*	7,900	471,709
Synovus Financial Corp.	42,409	88,211
Taylor Capital Group, Inc.(a)*	2,764	22,554
Texas Capital Bancshares, Inc.(a)*	8,100	209,223
TIB Financial Corp.*	114	1,528
Tompkins Financial Corp.(a)	2,420	94,961
Tower Bancorp, Inc.	2,234	61,212
TowneBank(a)	5,602	74,955
Trico Bancshares(a)	3,800	55,480
Trustmark Corp.(a)	13,700	320,717
UMB Financial Corp.(a)	8,900	372,732
Umpqua Holdings Corp.(a)	22,906	265,022
Union First Market Bankshares Corp.(a)	4,860	59,195
United Bankshares, Inc.	10,300	252,144
United Community Banks, Inc/GA(a)*	2,997	31,648
United Security Bancshares(a)*	866	2,693
Univest Corp. of Pennsylvania	3,100	48,453
Virginia Commerce Bancorp*	5,786	34,195
Washington Banking Co.	2,374	31,384
Washington Trust Bancorp, Inc.(a)	3,000	68,910
Webster Financial Corp.	17,053	358,454
WesBanco, Inc.(a)	5,363	105,437
West Bancorporation, Inc.(a)	5,350	47,134
West Coast Bancorp/OR*	3,519	58,978

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Westamerica Bancorporation(a)	6,300	$310,275
Western Alliance Bancorp(a)*	16,297	115,709
Wilshire Bancorp, Inc.*	6,600	19,404
Wintrust Financial Corp.	7,350	236,523
Yadkin Valley Financial Corp.*	1,400	2,926
		15,978,127
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	11,398	266,029
ACCO Brands Corp.*	12,200	95,770
American Reprographics Co.(a)*	10,300	72,821
Amrep Corp.(a)*	1,500	13,755
APAC Customer Services, Inc.(a)*	11,000	58,630
Casella Waste Systems, Inc., Class A*	5,500	33,550
Ceco Environmental Corp.(a)*	3,800	25,612
Cenveo, Inc.(a)*	11,466	73,382
Champion Industries, Inc.*	2,100	2,793
Clean Harbors, Inc.*	2,618	270,308
Command Security Corp.(a)*	4,300	7,267
Consolidated Graphics, Inc.*	2,500	137,375
Courier Corp.	1,857	20,520
Deluxe Corp.	10,400	256,984
EnergySolutions, Inc.	19,070	94,206
EnerNOC, Inc.*	4,955	77,992
Ennis, Inc.(a)	5,800	100,920
Fuel Tech, Inc.*	3,948	26,175
G&K Services, Inc., Class A	4,300	145,598
Healthcare Services Group, Inc.(a)	23,351	379,454
Herman Miller, Inc.(a)	12,030	327,457
HNI Corp.	10,000	251,200
Innerworkings, Inc.(a)*	10,129	84,476
Interface, Inc., Class A(a)	11,469	222,155
Intersections, Inc.	4,100	74,620
KAR Auction Services, Inc.*	7,257	137,230
Kimball International, Inc., Class B(a)	4,900	31,507
Knoll, Inc.(a)	11,450	229,801
M&F Worldwide Corp.(a)*	4,400	113,696
Mcgrath Rentcorp.	5,300	148,824
Metalico, Inc.*	12,495	73,721
Mine Safety Appliances Co.	8,100	302,454
Mobile Mini, Inc.(a)*	8,271	175,262
Multi-Color Corp.(a)	2,394	59,108
Quad/Graphics, Inc.(a)	556	21,606
Schawk, Inc.(a)	5,600	92,736
Standard Parking Corp.*	4,000	63,880
Standard Register Co.(a)	5,600	17,640
Steelcase, Inc., Class A(a)	18,044	205,521
Superior Uniform Group, Inc.	1,100	12,925
SYKES Enterprises, Inc.*	11,326	243,849
Team, Inc.(a)*	4,200	101,346
Tetra Tech, Inc.*	13,589	305,752
The Brink’s Co.	9,872	294,482
The Geo Group, Inc.(a)*	13,910	320,347
TRC Cos., Inc.*	7,000	43,750
UniFirst Corp.	3,000	168,570
United Stationers, Inc.(a)	12,800	453,504
US Ecology, Inc.(a)	3,766	64,399
Versar, Inc.*	2,000	6,280
Viad Corp.	4,500	100,305
Virco Manufacturing(a)	2,494	6,983
WCA Waste Corp.(a)*	7,300	42,048
		6,956,575
Communication Equipment — 2.4%
Acme Packet, Inc.*	527	36,958
Anaren, Inc.*	3,900	82,875
Arris Group, Inc.*	28,427	330,037
Aruba Networks, Inc.*	14,866	439,290
Aviat Networks, Inc.*	15,448	60,865
Aware, Inc.(a)*	4,900	14,700
Bel Fuse, Inc., Class B(a)	1,890	40,994
BigBand Networks, Inc.(a)*	11,319	24,562
Black Box Corp.	3,700	115,699
Blue Coat Systems, Inc.(a)*	8,700	190,182
Calix, Inc.(a)*	9,524	198,290
Cogo Group, Inc.*	7,143	38,144
Communications Systems, Inc.	1,000	17,930
Comtech Telecommunications Corp.(a)	5,325	149,313
DG FastChannel, Inc.(a)*	5,472	175,378
Digi International, Inc.(a)*	7,600	98,800
EchoStar Corp., Class A*	7,212	262,733
Emcore Corp.(a)*	19,726	54,049
EMS Technologies, Inc.*	3,600	118,692
Emulex Corp.*	18,500	159,100
Extreme Networks(a)*	21,300	69,012
Globecomm Systems, Inc.(a)*	4,150	64,574
Harmonic, Inc.*	27,125	196,114
Infinera Corp.(a)*	21,212	146,575
InterDigital, Inc.(a)	11,222	458,419
Ixia*	12,858	164,582
KVH Industries, Inc.(a)*	3,300	35,079
Loral Space & Communications, Inc.*	4,100	284,827
Netgear, Inc.*	7,961	348,055
Network Engines, Inc.*	6,300	6,930
Network Equipment Technologies, Inc.*	5,600	12,320
Numerex Corp., Class A*	2,359	22,953
Oclaro, Inc.*	10,126	68,047
Oplink Communications, Inc.*	4,200	78,246
Opnext, Inc.(a)*	13,882	31,651
Optical Cable Corp.	374	1,515
Orbcomm, Inc.*	6,700	20,971
Parkervision, Inc.(a)*	5,400	3,079
PC-Tel, Inc.*	4,100	26,568
Performance Technologies, Inc.*	2,500	4,975
Plantronics, Inc.	11,000	401,830
Relm Wireless Corp.*	2,000	2,780
Seachange International, Inc.*	7,100	76,538
ShoreTel, Inc.*	9,411	95,992
Sonus Networks, Inc.(a)*	63,075	204,363
Sycamore Networks, Inc.(a)	6,549	145,650
Symmetricom, Inc.(a)*	21,384	124,669
Tekelec(a)*	14,900	136,037
Telular Corp.(a)	4,597	28,363
UTStarcom Holdings Corp.(a)*	28,400	44,304
Viasat, Inc.(a)*	7,700	333,179
Westell Technologies, Inc., Class A*	13,200	47,124
		6,293,912

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals — 1.1%
ADPT Corp.*	29,728	$90,076
Astro-Med, Inc.	575	4,709
Avid Technology, Inc.(a)*	9,895	186,422
Concurrent Computer Corp.(a)*	1,444	9,039
Cray, Inc.(a)*	6,539	41,850
Datalink Corp.*	2,300	15,985
Dataram Corp.(a)*	1,799	2,716
Diebold, Inc.	9,835	304,983
Dot Hill Systems Corp.(a)*	11,900	33,796
Electronics for Imaging, Inc.*	11,600	199,752
Hauppauge Digital, Inc.*	2,400	4,392
Hutchinson Technology, Inc.(a)*	5,200	11,804
Hypercom Corp.*	18,300	179,889
iGO, Inc.(a)*	4,686	7,638
Imation Corp.(a)*	7,297	68,884
Immersion Corp.*	6,300	53,739
Intermec, Inc.*	13,900	153,456
Interphase Corp.(a)*	1,200	6,216
Intevac, Inc.(a)*	4,883	49,855
KEY Tronic Corp.(a)*	1,700	7,735
Novatel Wireless, Inc.(a)*	6,800	37,264
Presstek, Inc.(a)*	8,300	13,529
QLogic Corp.*	22,028	350,686
Qualstar Corp.*	3,000	5,340
Quantum Corp.(a)*	48,600	160,380
Rimage Corp.(a)	4,700	63,121
Silicon Graphics International Corp.(a)*	6,100	104,920
STEC, Inc.(a)*	10,200	173,502
Stratasys, Inc.*	4,600	155,020
Super Micro Computer, Inc.(a)*	8,309	133,692
Synaptics, Inc.(a)*	13,601	350,090
Transact Technologies, Inc.*	1,515	17,725
USA Technologies, Inc.(a)*	1,931	4,287
Video Display Corp.(a)*	1,990	7,622
		3,010,114
Construction & Engineering — 0.8%
Argan, Inc.(a)*	1,074	10,890
Comfort Systems USA, Inc.	8,930	94,747
Dycom Industries, Inc.*	8,000	130,720
EMCOR Group, Inc.*	14,714	431,267
Furmanite Corp.*	8,080	64,155
Granite Construction, Inc.(a)	8,014	196,584
Great Lakes Dredge & Dock Corp.	11,700	65,286
Insituform Technologies, Inc.,
Class A(a)*	7,800	163,566
Integrated Electrical Services, Inc.(a)*	2,998	9,414
Layne Christensen Co.*	3,621	109,861
MasTec, Inc.*	16,702	329,364
Michael Baker Corp.(a)*	1,300	27,456
MYR Group, Inc.*	4,000	93,600
Northwest Pipe Co.(a)*	2,100	54,726
Orion Marine Group, Inc.(a)*	5,211	49,036
Pike Electric Corp.(a)*	7,600	67,184
Primoris Services Corp.(a)	9,836	126,884
Sterling Construction Co., Inc.*	3,042	41,888
Tutor Perini Corp.(a)	9,649	185,068
		2,251,696
Construction Materials — 0.2%
Eagle Materials, Inc.	9,800	273,126
Headwaters, Inc.(a)*	12,353	38,665
Texas Industries, Inc.(a)	6,200	258,106
United States Lime & Minerals, Inc.(a)*	1,679	68,856
		638,753
Consumer Finance — 0.9%
Advance America Cash
Advance Centers, Inc.	16,711	115,139
Cash America International, Inc.(a)	6,500	376,155
CompuCredit Holdings Corp.*	8,609	19,973
Consumer Portfolio Services, Inc.(a)*	10,500	12,390
Credit Acceptance Corp.(a)*	5,133	433,585
Dollar Financial Corp.*	9,399	203,488
Ezcorp, Inc., Class A*	10,200	362,865
First Cash Financial Services, Inc.(a)*	7,400	310,726
Nelnet, Inc., Class A	9,000	198,540
QC Holdings, Inc.	5,600	22,400
The First Marblehead Corp.(a)*	18,037	31,925
World Acceptance Corp.*	3,636	238,413
		2,325,599
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	29,190
Boise, Inc.	18,639	145,198
Graham Packaging Co., Inc.(a)*	628	15,838
Graphic Packaging Holding Co.(a)*	63,153	343,552
Myers Industries, Inc.	7,217	74,191
Northern Technologies
International Corp.*	800	14,336
		622,305
Distributors — 0.1%
Audiovox Corp., Class A(a)*	3,800	28,728
Core-Mark Holding Co., Inc.(a)*	1,600	57,120
Pool Corp.(a)	10,298	306,983
		392,831
Diversified Consumer Services — 1.5%
American Public Education, Inc.(a)*	4,115	183,159
Archipelago Learning, Inc.(a)*	3,026	29,837
Ascent Capital Group, Inc., Class A*	2,061	109,171
Bridgepoint Education, Inc.(a)*	10,963	274,075
Cambium Learning Group, Inc.(a)*	9,541	32,153
Capella Education Co.*	3,000	125,550
Career Education Corp.(a)*	17,047	360,544
Carriage Services, Inc.(a)	3,900	22,113
Coinstar, Inc.(a)*	6,400	349,056
Collectors Universe(a)	942	13,951
Corinthian Colleges, Inc.*	14,137	60,224
CPI Corp.	1,100	14,465
Grand Canyon Education, Inc.(a)*	9,461	134,157
Hillenbrand, Inc.(a)	12,946	306,173
ITT Educational Services, Inc.(a)*	6,143	480,628
K12, Inc.(a)*	6,800	225,352

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Learning Tree International, Inc.	5,000	$44,550
Lincoln Educational Services Corp.(a)	5,874	100,739
Mac-Gray Corp.(a)	2,474	38,223
Matthews International Corp., Class A	6,900	277,035
Pre-Paid Legal Services, Inc.(a)*	2,300	152,927
Regis Corp.(a)	12,625	193,415
Service Corp. International	11,922	139,249
Spectrum Group International, Inc.*	7,402	21,466
Steiner Leisure Ltd.*	2,446	111,733
Stewart Enterprises, Inc., Class A(a)	18,000	131,400
Universal Technical Institute, Inc.(a)	5,900	116,643
		4,047,988
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.(a)*	6,900	27,876
Asta Funding, Inc.	2,600	21,814
Encore Capital Group, Inc.*	6,000	184,320
Interactive Brokers Group, Inc., Class A	8,872	138,847
Life Partners Holdings, Inc.(a)	3,125	10,750
MarketAxess Holdings, Inc.	7,100	177,926
Marlin Business Services Corp.(a)*	2,800	35,420
MicroFinancial, Inc.	400	2,212
NewStar Financial, Inc.(a)*	13,144	140,378
PHH Corp.(a)*	12,067	247,615
Pico Holdings, Inc.(a)*	4,200	121,800
Portfolio Recovery Associates, Inc.*	3,000	254,370
Primus Guaranty Ltd.*	3,700	19,425
Resource America, Inc.	3,800	22,306
		1,405,059
Diversified Telecommunication Services — 0.9%
AboveNet, Inc.	5,547	390,842
Alaska Communications Systems
Group, Inc.(a)	2,080	18,450
Atlantic Tele-Network, Inc.(a)	3,600	138,096
Cbeyond, Inc.(a)*	6,100	80,703
Cincinnati Bell, Inc.(a)*	51,900	172,308
Cogent Communications Group, Inc.(a)*	6,527	111,024
Consolidated Communications
Holdings, Inc.(a)	6,282	122,122
General Communication, Inc., Class A*	12,400	149,668
Global Crossing Ltd.*	7,640	293,223
HickoryTech Corp.(a)	4,037	47,959
IDT Corp., Class B	3,000	81,060
Iridium Communications, Inc.*	13,394	115,858
Neutral Tandem, Inc.(a)*	6,600	114,972
PAETEC Holding Corp.*	29,279	140,246
Premiere Global Services, Inc.*	13,860	110,603
Primus Telecommunications
Group, Inc.(a)*	929	13,935
SureWest Communications	3,708	61,998
Vonage Holdings Corp.*	36,070	159,069
		2,322,136
Electric Utilities — 1.3%
Allete, Inc.	7,400	303,696
Central Vermont Public Service Corp.	2,500	90,375
Cleco Corp.	15,000	522,750
El Paso Electric Co.	11,500	371,450
Empire District Electric Co.	7,700	148,302
IDACORP, Inc.	10,600	418,700
MGE Energy, Inc.(a)	4,500	182,385
Otter Tail Corp.(a)	7,214	152,215
PNM Resources, Inc.	17,350	290,439
Portland General Electric Co.(a)	14,100	356,448
UIL Holdings Corp.(a)	5,166	167,120
Unisource Energy Corp.(a)	8,000	298,640
Unitil Corp.(a)	2,200	57,860
		3,360,380
Electrical Equipment — 1.5%
A123 Systems, Inc.(a)*	23,121	123,004
Acuity Brands, Inc.(a)	442	24,655
Allied Motion Technologies, Inc.*	1,600	8,720
AZZ, Inc.(a)	2,700	123,660
Belden, Inc.	10,130	353,132
Brady Corp., Class A	11,200	359,072
Broadwind Energy, Inc.(a)*	12,600	18,270
Capstone Turbine Corp.(a)*	20,500	31,365
Coleman Cable, Inc.*	2,781	40,853
Comarco, Inc.*	947	312
Encore Wire Corp.(a)	5,200	125,944
Ener1, Inc.(a)*	29,500	32,450
Energy Focus, Inc.*	2,200	1,034
EnerSys*	10,800	371,736
Franklin Electric Co., Inc.(a)	5,300	248,835
FuelCell Energy, Inc.(a)*	16,310	21,366
Generac Holdings, Inc.(a)*	14,158	274,665
General Cable Corp.(a)*	10,934	465,570
Global Power Equipment
Group, Inc.(a)*	2,922	77,491
Hoku Corp.(a)*	8,626	14,060
II-VI, Inc.*	23,822	609,843
LSI Industries, Inc.	4,900	38,906
Magnetek, Inc.(a)*	11,900	21,658
Ocean Power Technologies, Inc.(a)*	1,700	6,120
Orion Energy Systems, Inc.*	3,100	12,183
Polypore International, Inc.*	1,303	88,396
Powell Industries, Inc.(a)*	2,600	94,900
PowerSecure International, Inc.(a)*	5,500	39,710
Preformed Line Products Co.(a)	850	60,503
SatCon Technology Corp.(a)*	6,900	16,491
SL Industries, Inc.*	986	23,220
Ultralife Corp.(a)*	3,600	16,884
UQM Technologies, Inc.*	5,620	12,645
Vicor Corp.(a)	11,546	186,699
		3,944,352
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	6,216
Advanced Photonix, Inc.*	3,300	4,917
Agilysys, Inc.(a)*	5,276	44,002
Anixter International, Inc.	6,100	398,574
Benchmark Electronics, Inc.*	14,710	242,715
Brightpoint, Inc.*	19,839	160,894
CalAmp Corp.*	3,779	11,450

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Checkpoint Systems, Inc.(a)*	8,500	$151,980
Clearfield, Inc.*	1,600	11,472
Cognex Corp.	8,900	315,327
Coherent, Inc.*	6,900	381,363
Comverge, Inc.(a)*	3,361	9,982
CTS Corp.	6,500	62,855
Daktronics, Inc.(a)	9,125	98,459
DDi Corp.(a)	5,736	54,721
Digital Theater Systems, Inc.*	3,700	150,035
Document Security Systems, Inc.(a)*	3,392	10,651
Echelon Corp.(a)*	9,013	81,928
Electro Rent Corp.(a)	6,482	110,972
Electro Scientific Industries, Inc.*	6,080	117,344
eMagin Corp.*	3,154	19,145
FARO Technologies, Inc.*	3,250	142,350
Frequency Electronics, Inc.*	1,400	13,300
Gerber Scientific, Inc.(a)*	5,000	55,650
GSI Group, Inc.(a)*	2,961	35,680
GTSI Corp.*	2,500	13,425
I.D. Systems, Inc.*	1,600	7,440
Identive Group, Inc.(a)*	9,600	22,272
IEC Electronics Corp.(a)*	800	5,240
Insight Enterprises, Inc.*	10,250	181,528
Intelli-Check - Mobilisa, Inc.(a)*	3,500	4,375
IntriCon Corp.*	1,000	3,890
IPG Photonics Corp.*	9,918	721,138
Iteris, Inc.(a)*	7,798	10,137
Kemet Corp.*	7,336	104,831
L-1 Identity Solutions, Inc.*	18,300	215,025
LeCroy Corp.*	2,785	33,531
Littelfuse, Inc.	4,865	285,673
LoJack Corp.*	6,666	29,064
Maxwell Technologies, Inc.*	1,742	28,203
Measurement Specialties, Inc.*	3,300	117,810
Mercury Computer Systems, Inc.*	5,376	100,424
Methode Electronics, Inc., Class A	8,200	95,202
Microvision, Inc.(a)*	13,630	16,629
MTS Systems Corp.	3,800	158,954
Multi-Fineline Electronix, Inc.*	6,500	140,465
NAPCO Security Technologies, Inc.*	4,850	14,405
NetList, Inc.(a)*	3,200	6,592
Newport Corp.*	8,200	148,994
OSI Systems, Inc.*	3,300	141,900
PAR Technology Corp.(a)*	3,000	11,460
Park Electrochemical Corp.	4,000	111,800
PC Connection, Inc.*	6,200	51,336
PC Mall, Inc.(a)*	2,200	17,116
Perceptron, Inc.*	1,100	6,996
Planar Systems, Inc.(a)*	3,817	10,917
Plexus Corp.(a)*	8,900	309,809
Power-One, Inc.(a)*	23,462	190,042
Pulse Electronics Corp.	9,000	39,780
Radisys Corp.*	9,800	71,442
Remec, Inc.(b)	4,693	—
Research Frontiers, Inc.(a)*	2,600	11,882
Richardson Electronics Ltd.(a)	2,700	36,693
Rofin-Sinar Technologies, Inc.*	7,200	245,880
Rogers Corp.*	3,900	180,180
Sanmina-SCI Corp.(a)*	17,544	181,230
Scansource, Inc.*	5,700	213,636
Smart Modular Technologies
WWH, Inc.*	12,500	114,500
SYNNEX Corp.(a)*	7,200	228,240
Tech Data Corp.*	402	19,654
Tessco Technologies, Inc.(a)	1,000	11,120
TTM Technologies, Inc.(a)*	16,816	269,392
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a)*	6,260	219,663
Viasystems Group, Inc.(a)*	2,056	46,239
Vicon Industries, Inc.*	1,000	3,900
Vishay Intertechnology, Inc.(a)*	21,646	325,556
Vishay Precision Group, Inc.(a)*	2,771	46,775
Wireless Ronin Technologies, Inc.(a)*	2,168	2,493
X-Rite, Inc.(a)*	10,621	52,786
Zygo Corp.(a)*	3,600	47,592
		8,377,238
Energy Equipment & Services — 2.1%
Basic Energy Services, Inc.*	9,300	292,671
Bolt Technology Corp.*	2,382	29,537
Bristow Group, Inc.	7,590	387,242
Cal Dive International, Inc.(a)*	19,390	115,952
Complete Production Services, Inc.*	16,205	540,599
Dawson Geophysical Co.*	1,100	37,565
ENGlobal Corp.(a)*	6,100	18,483
Exterran Holdings, Inc.(a)*	11,723	232,467
Geokinetics, Inc.(a)*	3,853	30,362
Global Industries Ltd.(a)*	25,312	138,710
Gulf Island Fabrication, Inc.(a)	2,600	83,928
Gulfmark Offshore, Inc., Class A(a)*	4,948	218,652
Helix Energy Solutions Group, Inc.*	23,162	383,563
Hercules Offshore, Inc.*	30,281	166,848
Hornbeck Offshore Services, Inc.(a)*	5,800	159,500
ION Geophysical Corp.(a)*	27,183	257,151
Key Energy Services, Inc.*	30,901	556,218
Lufkin Industries, Inc.	6,200	533,510
Matrix Service Co.*	5,900	78,942
Mitcham Industries, Inc.(a)*	2,026	35,050
Natural Gas Services Group, Inc.(a)*	2,500	40,400
Newpark Resources(a)*	19,900	180,493
OYO Geospace Corp.(a)*	1,000	100,000
Parker Drilling Co.*	28,039	164,028
PHI, Inc.(a)*	2,300	49,979
Pioneer Drilling Co.*	11,400	173,736
SEACOR Holdings, Inc.	3,273	327,169
Seahawk Drilling, Inc.*	100	570
Tetra Technologies, Inc.*	16,850	214,501
TGC Industries, Inc.*	6,191	39,560
Union Drilling, Inc.(a)*	5,000	51,450
Willbros Group, Inc.(a)*	9,856	84,170
		5,723,006
Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.(a)	12,174	535,656
Ingles Markets, Inc.	2,600	43,030
Nash Finch Co.(a)	2,000	71,620

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
PriceSmart, Inc.(a)	6,250	$320,187
Ruddick Corp.(a)	10,900	474,586
Spartan Stores, Inc.(a)	5,198	101,517
SUPERVALU, Inc.	38,593	363,160
Susser Holdings Corp.(a)*	4,500	70,740
The Andersons, Inc.(a)	4,100	173,225
The Pantry, Inc.*	5,100	95,829
United Natural Foods, Inc.*	10,300	439,501
Weis Markets, Inc.(a)	6,390	260,265
Winn-Dixie Stores, Inc.(a)*	10,200	86,190
		3,035,506
Food Products — 1.8%
Alico, Inc.	1,300	33,306
B&G Foods, Inc., Class A	10,500	216,510
Bridgford Foods Corp.(a)	801	8,595
Cagle’s, Inc., Class A(a)*	1,200	4,896
Cal-Maine Foods, Inc.(a)	5,100	162,996
Calavo Growers, Inc.(a)	5,041	106,163
Chiquita Brands International, Inc.(a)*	10,000	130,200
Coffee Holding Co., Inc.(a)	600	9,300
Darling International, Inc.*	26,500	469,050
Dean Foods Co.*	441	5,411
Diamond Foods, Inc.(a)	4,637	353,989
Dole Food Co., Inc.(a)*	18,855	254,920
Farmer Bros. Co.(a)	3,200	32,448
Fresh Del Monte Produce, Inc.	12,758	340,256
Hain Celestial Group, Inc.(a)*	8,879	296,203
HQ Sustainable Maritime
Industries, Inc.(b)*	2,478	6,889
Imperial Sugar Co.	3,200	64,000
J&J Snack Foods Corp.(a)	4,500	224,325
John B. Sanfilippo & Son, Inc.(a)*	2,650	22,419
Lancaster Colony Corp.(a)	7,600	462,232
Lifeway Foods, Inc.(a)*	3,800	42,484
Limoneira Co.(a)	245	5,534
Omega Protein Corp.(a)*	4,197	57,919
Overhill Farms, Inc.*	1,600	8,880
Pilgrims Pride Corp.(a)*	35,385	191,433
Rocky Mountain Chocolate
Factory, Inc.(a)	1,260	12,449
Sanderson Farms, Inc.(a)	4,600	219,788
Scheid Vineyards, Inc., Class A*	20	163
Seneca Foods Corp., Class A(a)*	1,249	31,949
Smart Balance, Inc.(a)*	17,615	91,246
Snyders-Lance, Inc.(a)	8,293	179,378
Tootsie Roll Industries, Inc.	9,002	263,398
TreeHouse Foods, Inc.(a)*	7,400	404,114
		4,712,843
Gas Utilities — 0.7%
Chesapeake Utilities Corp.(a)	2,043	81,781
Delta Natural Gas Co., Inc.(a)	200	6,352
Gas Natural, Inc.	300	3,465
New Jersey Resources Corp.(a)	9,451	421,609
Northwest Natural Gas Co.(a)	6,800	306,884
RGC Resources, Inc.	200	6,490
South Jersey Industries, Inc.(a)	6,400	347,584
Southwest Gas Corp.	9,900	382,239
The Laclede Group, Inc.	4,500	170,235
		1,726,639
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.(a)*	3,481	94,857
ABIOMED, Inc.*	8,588	139,126
Accuray, Inc.(a)*	17,223	137,956
Align Technology, Inc.*	16,800	383,040
Alphatec Holdings, Inc.(a)*	14,824	51,588
Analogic Corp.	3,000	157,770
Angiodynamics, Inc.(a)*	6,163	87,700
Anika Therapeutics, Inc.(a)*	4,100	29,192
Arthrocare Corp.*	6,000	200,820
AtriCure, Inc.*	2,740	35,346
Biolase Technology, Inc.(a)*	5,609	28,833
Bovie Medical Corp.(a)*	4,900	12,985
BSD Medical Corp.(a)*	5,064	20,712
Cantel Medical Corp.	3,950	106,295
Cardica, Inc.*	1,400	3,836
Cardiovascular Systems, Inc.(a)*	1,200	17,472
CAS Medical Systems, Inc.(a)*	2,529	7,334
Cerus Corp.*	6,200	18,600
Conceptus, Inc.(a)*	12,100	141,207
Conmed Corp.(a)*	7,150	203,632
CryoLife, Inc.*	6,300	35,280
Cutera, Inc.(a)*	3,000	25,590
Cyberonics, Inc.*	5,700	159,315
Cynosure, Inc., Class A(a)*	1,412	17,085
DexCom, Inc.(a)*	4,315	62,524
Digirad Corp.*	2,100	5,691
DynaVox, Inc.(a)*	984	7,478
Endologix, Inc.(a)*	16,288	151,478
EnteroMedics, Inc.*	125	339
Exactech, Inc.(a)*	2,535	45,655
Greatbatch, Inc.(a)*	5,400	144,828
Haemonetics Corp.*	4,900	315,413
Hansen Medical, Inc.(a)*	3,500	11,935
ICU Medical, Inc.(a)*	2,950	128,915
Immucor, Inc.*	15,400	314,468
Insulet Corp.*	2,419	53,629
Integra LifeSciences Holdings Corp.*	5,600	267,736
Invacare Corp.(a)	9,357	310,559
Iridex Corp.*	1,000	3,910
IRIS International, Inc.*	4,200	41,958
Kensey Nash Corp.(a)*	2,900	73,167
LeMaitre Vascular, Inc.	1,900	13,433
Masimo Corp.(a)	10,827	321,345
Medical Action Industries, Inc.(a)*	4,450	36,268
Meridian Bioscience, Inc.(a)	7,929	191,168
Merit Medical Systems, Inc.*	7,180	129,025
Misonix, Inc.(a)*	2,200	5,368
Natus Medical, Inc.*	8,702	131,835
Neogen Corp.(a)*	4,840	218,816
Neurometrix, Inc.*	2,800	1,134
NuVasive, Inc.(a)*	8,100	266,328
NxStage Medical, Inc.(a)*	4,660	97,021
OraSure Technologies, Inc.(a)*	11,100	94,683

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Orthofix International NV(a)*	2,881	$122,356
Palomar Medical Technologies, Inc.(a)*	7,282	82,141
PhotoMedex, Inc.(a)*	258	3,032
Quidel Corp.(a)*	10,385	157,333
Retractable Technologies, Inc.(a)*	1,926	2,966
Rochester Medical Corp.*	1,500	13,560
Rockwell Medical
Technologies, Inc.(a)*	2,600	33,384
RTI Biologics, Inc.(a)*	8,144	22,070
Solta Medical, Inc.(a)*	10,131	27,962
SonoSite, Inc.(a)*	3,400	119,578
Spectranetics Corp.(a)*	7,200	44,784
Staar Surgical Co.*	5,280	27,984
Stereotaxis, Inc.(a)*	7,600	26,676
STERIS Corp.	7,300	255,354
SurModics, Inc.(a)*	3,700	41,070
Symmetry Medical, Inc.*	11,100	99,567
Synovis Life Technologies, Inc.*	2,484	43,271
Theragenics Corp.*	7,500	13,200
Thoratec Corp.*	11,286	370,407
TranS1, Inc.*	2,263	10,319
Urologix, Inc.(a)*	2,600	2,470
Uroplasty, Inc.*	2,952	22,140
Vascular Solutions, Inc.(a)*	6,500	80,600
West Pharmaceutical Services, Inc.	7,400	323,824
Wright Medical Group, Inc.(a)*	8,500	127,500
Young Innovations, Inc.(a)	1,900	54,188
Zoll Medical Corp.(a)*	4,700	266,302
		7,955,716
Health Care Providers & Services — 3.9%
Air Methods Corp.(a)*	2,500	186,850
Alliance HealthCare Services, Inc.(a)*	12,600	47,880
Allied Healthcare International, Inc.(a)*	14,550	36,230
Almost Family, Inc.(a)*	1,100	30,140
Amedisys, Inc.*	6,053	161,191
American Caresource Holdings, Inc.*	1,300	1,781
American Dental Partners, Inc.(a)*	3,359	43,533
AMERIGROUP Corp.*	1,896	133,611
AMN Healthcare Services, Inc.(a)*	9,000	74,880
Amsurg Corp.*	7,750	202,507
Assisted Living Concepts, Inc.,
Class A(a)	4,248	71,281
Bio-Reference Labs, Inc.(a)*	5,243	109,579
BioScrip, Inc.(a)*	9,680	62,823
Capital Senior Living Corp.*	5,400	50,166
CardioNet, Inc.*	3,237	17,188
Catalyst Health Solutions, Inc.*	10,955	611,508
Centene Corp.*	10,900	387,277
Chemed Corp.	5,500	360,360
Chindex International, Inc.(a)*	2,640	35,957
Continucare Corp.*	11,500	71,070
Corvel Corp.*	2,550	119,595
Cross Country Healthcare, Inc.(a)*	6,900	52,440
Dynacq Healthcare, Inc.(a)*	1,300	2,535
Emeritus Corp.(a)*	9,685	205,806
Five Star Quality Care, Inc.*	12,800	74,368
Gentiva Health Services, Inc.*	6,500	135,395
Hanger Orthopedic Group, Inc.*	8,636	211,323
Healthsouth Corp.*	18,900	496,125
Healthspring, Inc.*	14,900	687,039
Healthways, Inc.(a)*	6,798	103,194
HMS Holdings Corp.*	3,102	238,451
Hooper Holmes, Inc.*	15,500	14,415
Integramed America, Inc.*	1,987	19,175
IPC The Hospitalist Co., Inc.(a)*	2,782	128,946
Kindred Healthcare, Inc.(a)*	11,383	244,393
Landauer, Inc.(a)	1,300	80,067
LCA-Vision, Inc.*	5,917	28,283
LHC Group, Inc.(a)*	3,800	87,628
LifePoint Hospitals, Inc.*	10,273	401,469
Magellan Health Services, Inc.*	11,300	618,562
Medcath Corp.(a)*	4,400	59,796
MedQuist Holdings, Inc.(a)*	5,740	74,161
Metropolitan Health Networks, Inc.(a)*	12,313	58,979
Molina Healthcare, Inc.*	9,750	264,420
MWI Veterinary Supply, Inc.*	2,134	172,363
National Healthcare Corp.(a)	3,000	148,710
Owens & Minor, Inc.(a)	8,247	284,439
PDI, Inc.*	3,600	25,524
PharMerica Corp.*	5,650	72,094
PHC, Inc., Class A(a)*	4,300	14,190
Providence Service Corp.(a)*	4,498	56,900
PSS World Medical, Inc.(a)*	24,238	678,906
Psychemedics Corp.	400	3,804
RadNet, Inc.(a)*	8,150	35,860
Select Medical Holdings Corp.*	32,321	286,687
Skilled Healthcare Group, Inc.,
Class A(a)*	3,695	34,955
SRI/Surgical Express, Inc.*	1,100	4,675
Sun Healthcare Group, Inc.(a)*	4,743	38,039
Sunrise Senior Living, Inc.*	11,840	112,835
Team Health Holdings, Inc.*	13,559	305,213
The Ensign Group, Inc.	4,200	127,638
Triple-S Management Corp.,
Class B(a)*	3,809	82,770
U.S. Physical Therapy, Inc.	2,650	65,534
Universal American Corp.	16,273	178,189
VCA Antech, Inc.(a)*	8,738	185,246
WellCare Health Plans, Inc.*	8,500	436,985
		10,453,933
Health Care Technology — 0.7%
Arrhythmia Research Technology, Inc.	200	806
athenahealth, Inc.*	1,168	48,005
Computer Programs & Systems, Inc.	1,836	116,549
Emdeon, Inc., Class A*	19,510	255,971
HealthStream, Inc.*	5,236	69,482
MedAssets, Inc.*	11,009	147,080
Medidata Solutions, Inc.*	3,255	77,697
Merge Healthcare, Inc.(a)*	12,632	65,686
Omnicell, Inc.*	7,300	113,807
Quality Systems, Inc.	11,355	991,292
Simulations Plus, Inc.*	800	2,320
Transcend Services, Inc.(a)*	1,588	46,671
		1,935,366

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 3.3%
AFC Enterprises, Inc.*	6,349	$104,441
Ambassadors Group, Inc.(a)	4,300	37,969
Ameristar Casinos, Inc.	12,900	305,859
Bally Technologies, Inc.*	1,183	48,124
Benihana, Inc.(a)*	2,300	24,127
Benihana, Inc., Class A*	1,150	11,983
Biglari Holdings, Inc.(a)*	320	125,136
BJ’s Restaurants, Inc.(a)*	8,000	418,880
Bluegreen Corp.(a)*	7,100	20,803
Bob Evans Farms, Inc.	7,000	244,790
Boyd Gaming Corp.(a)*	12,100	105,270
Brinker International, Inc.	16,410	401,389
Buffalo Wild Wings, Inc.*	4,000	265,240
California Pizza Kitchen, Inc.*	5,450	100,662
Caribou Coffee Co., Inc.(a)*	3,958	52,404
Carrols Restaurant Group, Inc.(a)*	8,600	89,784
CEC Entertainment, Inc.	5,150	206,566
Churchill Downs, Inc.(a)	3,300	148,764
Cosi, Inc.(a)*	5,389	5,120
Cracker Barrel Old Country
Store, Inc.(a)	5,000	246,550
DineEquity, Inc.(a)*	3,900	203,853
Domino’s Pizza, Inc.*	16,189	408,610
Dover Downs Gaming &
Entertainment, Inc.(a)	3,400	10,880
Dover Motorsports, Inc.(a)*	4,000	7,400
Einstein Noah Restaurant
Group, Inc.(a)	3,600	53,892
Empire Resorts, Inc.*	4,700	4,357
Famous Dave’s Of America, Inc.(a)*	2,145	21,471
Full House Resorts, Inc.(a)*	4,300	13,631
Gaming Partners International Corp.	1,300	9,282
Gaylord Entertainment Co.(a)*	10,022	300,660
Great Wolf Resorts, Inc.(a)*	8,725	26,524
International Speedway Corp., Class A	5,153	146,397
Interval Leisure Group, Inc.(a)*	15,989	218,889
Isle of Capri Casinos, Inc.*	8,287	73,340
J. Alexander’s Corp.*	800	5,248
Jack in the Box, Inc.*	14,400	328,032
Jamba, Inc.(a)*	8,400	17,976
Kona Grill, Inc.*	1,540	8,655
Krispy Kreme Doughnuts, Inc.(a)*	14,841	141,138
Lakes Entertainment, Inc.*	6,530	14,366
Life Time Fitness, Inc.(a)*	8,900	355,199
Luby’s, Inc.(a)*	7,260	40,075
McCormick & Schmick’s Seafood
Restaurants, Inc.(a)*	5,213	44,780
Monarch Casino & Resort, Inc.(a)*	3,600	37,584
Morgans Hotel Group Co.(a)*	4,216	30,313
Morton’s Restaurant Group, Inc.*	3,100	22,444
MTR Gaming Group, Inc.*	6,300	19,089
Multimedia Games, Inc.*	6,030	27,437
Nathan’s Famous, Inc.*	1,385	26,135
Nevada Gold & Casinos, Inc.*	1,712	2,311
O’Charleys, Inc.(a)*	4,820	35,234
Orient-Express Hotels Ltd.(a)*	21,903	235,457
P.F. Chang’s China Bistro, Inc.(a)	5,870	236,209
Papa John’s International, Inc.*	6,315	210,037
Peet’s Coffee & Tea, Inc.*	2,900	167,330
Pinnacle Entertainment, Inc.(a)*	13,499	201,135
PokerTek, Inc.(a)*	680	959
Premier Exhibitions, Inc.*	6,300	10,962
Red Lion Hotels Corp.(a)*	4,500	35,550
Red Robin Gourmet Burgers, Inc.(a)*	3,300	120,054
Rick’s Cabaret International, Inc.(a)*	2,209	18,644
Ruby Tuesday, Inc.*	14,262	153,744
Ruth’s Hospitality Group, Inc.*	8,054	45,183
Scientific Games Corp., Class A*	18,264	188,850
Shuffle Master, Inc.(a)*	11,762	110,034
Sonic Corp.(a)*	13,575	144,302
Speedway Motorsports, Inc.(a)	10,200	144,636
Texas Roadhouse, Inc., Class A(a)	15,300	268,285
The Cheesecake Factory, Inc.(a)*	13,476	422,742
The Marcus Corp.	4,500	44,460
Town Sports International
Holdings, Inc.(a)*	8,000	60,880
Vail Resorts, Inc.(a)	8,330	385,013
Wendy’s/Arby’s Group, Inc., Class A	5,771	29,259
		8,852,788
Household Durables — 0.9%
American Greetings Corp., Class A(a)	9,420	226,457
Bassett Furniture Industries, Inc.	2,600	20,488
Beazer Homes USA, Inc.(a)*	16,520	56,003
Blyth, Inc.	2,000	100,700
California Coastal
Communities, Inc.(a),(b)	1,800	—
Cavco Industries, Inc.(a)*	1,100	49,500
Craftmade International, Inc.(a)*	400	1,590
CSS Industries, Inc.(a)	2,100	43,953
Dixie Group, Inc.*	2,300	9,821
Emerson Radio Corp.*	1,300	2,678
Ethan Allen Interiors, Inc.(a)	7,100	151,159
Furniture Brands International, Inc.(a)*	11,300	46,782
Helen of Troy Ltd.*	6,011	207,560
Hooker Furniture Corp.(a)	2,500	22,150
Hovnanian Enterprises, Inc.,
Class A(a)*	13,900	33,499
iRobot Corp.*	5,000	176,450
KB Home(a)	18,500	180,930
Kid Brands, Inc.*	5,342	27,565
La-Z-Boy, Inc.*	11,200	110,544
Libbey, Inc.(a)*	3,650	59,203
Lifetime Brands, Inc.	3,200	37,568
M.D.C. Holdings, Inc.(a)	9,467	233,267
M/I Homes, Inc.(a)*	3,928	48,157
Meritage Homes Corp.(a)*	6,706	151,287
NIVS IntelliMedia Technology
Group, Inc.(a)*	6,412	2,244
Orleans Homebuilders, Inc.(b)	4,953	—
Ryland Group, Inc.(a)	9,600	158,688
Sealy Corp.(a)*	29,400	74,382
Skyline Corp.(a)	1,200	21,000
Standard Pacific Corp.(a)*	43,219	144,784
Stanley Furniture Co., Inc.(a)*	927	3,884
Universal Electronics, Inc.*	2,800	70,728
		2,473,021

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	$55,014
Central Garden and Pet Co., Class A*	8,850	89,828
Spectrum Brands Holdings, Inc.*	13,807	441,824
WD-40 Co.(a)	5,000	195,200
		781,866
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.(a)*	25,081	155,252
Ormat Technologies, Inc.	8,635	190,056
Synthesis Energy Systems, Inc.(a)*	5,474	10,236
		355,544
Industrial Conglomerates — 0.2%
Raven Industries, Inc.(a)	3,600	200,556
Standex International Corp.	2,700	82,809
Tredegar Corp.	8,700	159,645
United Capital Corp.(a)*	1,250	37,438
		480,448
Insurance — 3.6%
21st Century Holding Co.(a)	1,000	2,720
Affirmative Insurance Holdings, Inc.(a)*	3,262	7,666
American Equity Investment Life Holding Co.(a)	13,600	172,856
American Safety Insurance Holdings Ltd.*	1,458	27,906
Amerisafe, Inc.(a)*	3,800	85,956
Amtrust Financial Services, Inc.(a)	12,945	294,887
Argo Group International Holdings Ltd.	6,164	183,194
Aspen Insurance Holdings Ltd.	6,190	159,269
Baldwin & Lyons, Inc., Class B(a)	1,300	30,121
Citizens, Inc., Class A(a)*	10,658	72,688
CNO Financial Group, Inc.*	55,217	436,767
Crawford & Co., Class A	6,000	30,300
Crawford & Co., Class B(a)	3,801	26,873
Delphi Financial Group, Inc., Class S	10,507	306,910
Donegal Group, Inc., Class A(a)	4,648	59,494
Eastern Insurance Holdings, Inc.	1,700	22,491
eHealth, Inc.(a)*	4,659	62,244
EMC Insurance Group, Inc.(a)	3,800	72,580
Employers Holdings, Inc.	8,742	146,603
Endurance Specialty Holdings Ltd.	7,925	327,540
Enstar Group Ltd.*	1,688	176,379
FBL Financial Group, Inc., Class A(a)	6,500	208,975
First Acceptance Corp.*	15,539	28,747
First American Financial Corp.(a)	22,060	345,239
Flagstone Reinsurance Holdings SA(a)	16,257	137,047
FPIC Insurance Group, Inc.(a)*	3,900	162,552
Global Indemnity PLC*	3,524	78,162
Greenlight Capital Re Ltd., Class A(a)*	5,836	153,428
Hallmark Financial Services(a)*	5,700	44,859
Harleysville Group, Inc.(a)	6,800	211,956
Hilltop Holdings, Inc.(a)*	11,048	97,664
Horace Mann Educators Corp.	8,800	137,368
Independence Holding Co.(a)	3,200	33,408
Infinity Property & Casualty Corp.	4,300	235,038
Maiden Holdings Ltd.	14,533	132,250
MBIA, Inc.(a)*	36,900	320,661
Meadowbrook Insurance Group, Inc.	13,262	131,426
Montpelier Re Holdings Ltd.(a)	14,417	259,506
National Financial Partners Corp.(a)*	9,600	110,784
National Interstate Corp.(a)	4,200	96,180
Navigators Group, Inc.(a)*	3,600	169,200
OneBeacon Insurance Group Ltd.	4,300	57,577
Platinum Underwriters Holdings Ltd.	7,812	259,671
Presidential Life Corp.(a)	5,600	58,464
Primerica, Inc.	15,180	333,505
ProAssurance Corp.*	6,055	423,850
Protective Life Corp.	9,684	223,991
RLI Corp.(a)	5,800	359,136
Safety Insurance Group, Inc.(a)	3,900	163,956
SeaBright Insurance Holdings, Inc.(a)	4,800	47,520
Selective Insurance Group	13,800	224,526
StanCorp Financial Group, Inc.(a)	8,398	354,312
State Auto Financial Corp.(a)	9,900	172,557
Stewart Information Services Corp.	2,900	29,087
Symetra Financial Corp.	25,025	336,086
The Phoenix Companies, Inc.(a)*	21,698	53,377
Tower Group, Inc.(a)	8,548	203,613
Unico American Corp.(a)	1,700	16,847
United Fire & Casualty Co.	6,100	105,957
Unitrin, Inc.	12,879	382,120
Universal Insurance Holdings, Inc.(a)	8,650	40,396
		9,646,442
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	17,670
Blue Nile, Inc.*	2,776	122,088
dELiA*s, Inc.(a)*	5,186	8,142
Gaiam, Inc., Class A	2,400	11,928
Geeknet, Inc.(a)*	1,350	36,072
Hollywood Media Corp.*	10,017	15,026
HSN, Inc.*	12,080	397,674
NutriSystem, Inc.	5,687	79,959
Orbitz Worldwide, Inc.(a)*	20,694	51,528
Overstock.com, Inc.(a)*	4,600	70,012
PetMed Express, Inc.(a)	8,500	100,725
Shutterfly, Inc.*	5,210	299,158
US Auto Parts Network, Inc.(a)*	6,100	46,726
Valuevision Media, Inc., Class A*	7,971	60,978
		1,317,686
Internet Software & Services — 2.0%
Ancestry.com, Inc.(a)*	9,785	405,001
comScore, Inc.*	5,181	134,188
Constant Contact, Inc.(a)*	920	23,350
Crexendo, Inc.(a)	2,700	13,365
DealerTrack Holdings, Inc.*	8,700	199,665
Dice Holdings, Inc.*	21,227	286,989
Digital River, Inc.(a)*	8,400	270,144
Earthlink, Inc.(a)	24,400	187,758
EDGAR Online, Inc.(a)*	6,200	5,332
Infospace, Inc.(a)*	7,200	65,664
Internap Network Services Corp.*	11,700	85,995
Internet Media Svcs, Inc.*	1,397	175
Ipass, Inc.(a)*	14,400	21,888

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
j2 Global Communications, Inc.(a)*	9,900	$279,477
Keynote Systems, Inc.	3,280	70,946
KIT Digital, Inc.(a)*	6,797	81,156
Limelight Networks, Inc.(a)*	21,264	96,964
Liquidity Services, Inc.(a)*	6,300	148,743
LogMeIn, Inc.*	5,169	199,368
Looksmart Ltd.*	3,800	5,738
LoopNet, Inc.(a)*	13,200	242,616
Marchex, Inc., Class B(a)	6,755	59,984
Market Leader, Inc.*	4,700	10,199
ModusLink Global Solutions, Inc.	10,390	46,547
Move, Inc.(a)*	34,500	75,555
NIC, Inc.	15,000	201,900
Onvia, Inc.(a)*	181	829
Openwave Systems, Inc.(a)*	18,733	42,899
Perficient, Inc.*	7,000	71,820
QuinStreet, Inc.(a)*	9,301	120,727
RealNetworks, Inc.*	30,400	103,360
Reis, Inc.*	2,638	26,195
RightNow Technologies, Inc.(a)*	6,548	212,155
Saba Software, Inc.*	6,949	62,750
SAVVIS, Inc.*	8,100	320,193
Soundbite Communications, Inc.(a)*	700	1,701
Spark Networks, Inc.*	6,600	21,978
Stamps.com, Inc.(a)	4,050	54,027
support.com, Inc.(a)*	11,250	54,000
TechTarget, Inc.(a)*	8,885	67,259
TheStreet.com, Inc.(a)	7,200	22,104
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	1,099
Travelzoo, Inc.(a)*	3,225	208,464
United Online, Inc.	35,156	211,991
Valueclick, Inc.*	16,915	280,789
VistaPrint NV*	107	5,120
Vocus, Inc.*	3,285	100,554
Web.com Group, Inc.*	6,313	77,776
XO Group, Inc.*	6,500	64,675
Zix Corp.*	13,620	52,301
		5,403,473
IT Services — 2.5%
Acorn Factor, Inc.*	1,500	5,910
Acxiom Corp.(a)*	17,600	230,736
CACI International, Inc., Class A*	6,100	384,788
Cardtronics, Inc.*	9,300	218,085
Cass Information Systems, Inc.(a)	1,215	45,878
China Information Technology, Inc.(a)*	9,371	19,492
Ciber, Inc.*	14,781	82,034
Computer Task Group, Inc.(a)*	3,700	48,729
Convergys Corp.*	26,306	358,814
CoreLogic, Inc.	8,341	139,378
CSG Systems International, Inc.(a)*	10,600	195,888
Dynamics Research Corp.(a)*	2,200	30,008
Echo Global Logistics, Inc.(a)*	4,751	84,330
Edgewater Technology, Inc.*	2,300	6,210
Euronet Worldwide, Inc.(a)*	11,300	174,133
ExlService Holdings, Inc.*	6,500	150,150
Forrester Research, Inc.	5,200	171,392
Global Cash Access Holdings, Inc.*	21,692	68,980
Hackett Group, Inc.*	8,900	45,301
Heartland Payment Systems, Inc.	8,088	166,613
iGate Corp.	12,235	199,675
Innodata Isogen, Inc.(a)*	5,684	15,063
Integral Systems, Inc.(a)*	4,000	48,680
INX, Inc.*	700	4,942
Lionbridge Technologies(a)*	13,100	41,658
Mantech International Corp., Class A(a)	4,845	215,215
Mastech Holdings, Inc.(a)*	849	2,887
Mattersight Corp.(a)*	1,512	8,467
MAXIMUS, Inc.	4,400	364,012
MoneyGram International, Inc.(a)*	26,606	88,332
NCI, Inc., Class A(a)*	1,800	40,896
NeuStar, Inc., Class A*	14,088	369,106
Online Resources Corp.*	9,929	32,368
PRG-Schultz International, Inc.(a)*	3,839	27,449
Rainmaker Systems, Inc.*	4,500	4,590
Sapient Corp.*	30,026	451,291
SRA International, Inc., Class A*	9,500	293,740
StarTek, Inc.(a)*	3,323	11,464
Stream Global Services, Inc.*	300	990
Syntel, Inc.	9,300	549,816
TeleTech Holdings, Inc.*	13,200	278,256
Tier Technologies, Inc., Class B*	3,900	19,500
TNS, Inc.*	4,841	80,361
Unisys Corp.(a)*	8,067	207,322
VeriFone Holdings, Inc.*	157	6,963
Virtusa Corp.*	7,876	149,250
WPCS International, Inc.(a)*	1,000	2,980
Wright Express Corp.(a)*	8,700	453,009
		6,595,131
Leisure Equipment & Products — 0.4%
Aldila, Inc.(a)	1,930	7,170
Arctic Cat, Inc.*	1,925	25,853
Black Diamond, Inc.(a)*	1,900	14,972
Brunswick Corp.(a)	11,910	242,964
Callaway Golf Co.	14,500	90,190
Cybex International, Inc.*	4,100	2,952
Eastman Kodak Co.(a)*	47,131	168,729
Escalade, Inc.(a)	1,950	11,778
GameTech International, Inc.*	2,100	462
Jakks Pacific, Inc.(a)*	6,200	114,142
Johnson Outdoors, Inc., Class A(a)*	1,000	17,120
Leapfrog Enterprises, Inc.(a)*	8,100	34,182
Marine Products Corp.(a)*	10,020	67,335
Nautilus, Inc.(a)*	6,900	13,800
Smith & Wesson Holding Corp.(a)*	12,562	37,686
Steinway Musical Instruments*	2,573	66,100
Sturm Ruger & Co., Inc.	6,513	142,960
		1,058,395
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.(a)*	15,851	125,698
Albany Molecular Research, Inc.*	7,100	34,151
Arrowhead Research Corp.*	5,800	2,842
BioClinica, Inc.*	3,200	15,936

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Caliper Life Sciences, Inc.*	10,921	$88,569
Cambrex Corp.*	7,100	32,802
Charles River Laboratories International, Inc.*	7,275	295,729
CombiMatrix Corp.(a)*	502	1,832
Enzo Biochem, Inc.(a)*	10,532	44,761
eResearchTechnology, Inc.(a)*	11,450	72,937
Furiex Pharmaceuticals, Inc.(a)*	1,317	23,429
Harvard Bioscience, Inc.(a)*	10,123	53,956
Helicos BioSciences Corp.*	8,800	625
Kendle International, Inc.(a)*	3,000	45,240
Luminex Corp.*	8,227	171,944
Medtox Scientific, Inc.	3,300	57,651
Parexel International Corp.(a)*	12,400	292,144
pSivida Corp.(a)*	1,891	8,018
SeraCare Life Sciences, Inc.*	3,373	12,716
Strategic Diagnostics, Inc.*	7,150	14,372
		1,395,352
Machinery — 3.6%
3D Systems Corp.(a)*	10,200	201,042
Actuant Corp., Class A(a)	14,300	383,669
Adept Technology, Inc.*	1,000	3,980
Alamo Group, Inc.	2,000	47,400
Albany International Corp., Class A(a)	6,000	158,340
Altra Holdings, Inc.*	5,400	129,546
American Railcar Industries, Inc.(a)*	5,900	138,355
Ampco-Pittsburgh Corp.	2,200	51,590
Astec Industries, Inc.(a)*	5,000	184,900
Badger Meter, Inc.(a)	3,000	110,970
Baldwin Technology Co., Class A*	2,900	3,422
Barnes Group, Inc.(a)	12,100	300,201
Blount International, Inc.(a)*	10,700	186,929
Briggs & Stratton Corp.	11,900	236,334
Cascade Corp.(a)	2,400	114,168
Chart Industries, Inc.*	6,200	334,676
CIRCOR International, Inc.	3,400	145,622
CLARCOR, Inc.	29	1,371
Colfax Corp.(a)*	9,063	224,762
Columbus McKinnon Corp.*	3,900	70,044
Commercial Vehicle Group, Inc.*	6,000	85,140
Douglas Dynamics, Inc.(a)	3,640	57,476
Dynamic Materials Corp.(a)	2,800	62,776
Energy Recovery, Inc.(a)*	8,000	26,160
EnPro Industries, Inc.(a)*	4,600	221,122
ESCO Technologies, Inc.	5,700	209,760
Federal Signal Corp.(a)	12,928	84,808
Flanders Corp.(a)*	5,805	19,156
Flow International Corp.(a)*	10,779	38,373
FreightCar America, Inc.*	2,400	60,816
Graham Corp.	1,500	30,600
Greenbrier Cos., Inc.(a)*	5,000	98,800
Hardinge, Inc.	2,400	26,184
Hurco Cos., Inc.*	1,000	32,210
John Bean Technologies Corp.	5,769	111,457
Kadant, Inc.*	3,400	107,134
Kaydon Corp.	6,475	241,647
Key Technology, Inc.*	1,100	17,787
LB Foster Co., Class A	1,400	46,074
Lindsay Corp.(a)	2,437	167,666
Lydall, Inc.(a)*	2,900	34,684
Manitex International, Inc.*	1,300	7,176
Manitowoc Co., Inc.(a)	657	11,064
Meritor, Inc.(a)*	17,207	276,000
Met-Pro Corp.(a)	4,417	50,265
Mfri, Inc.*	1,900	15,181
Middleby Corp.(a)*	4,140	389,326
Miller Industries, Inc.	2,200	41,118
Mueller Industries, Inc.	8,400	318,444
Mueller Water Products, Inc., Class A(a)	41,091	163,542
NACCO Industries, Inc., Class A	1,000	96,820
NN, Inc.*	3,000	44,880
Omega Flex, Inc.(a)*	1,500	21,045
PMFG, Inc.(a)*	2,118	42,042
RBC Bearings, Inc.*	4,700	177,472
Robbins & Myers, Inc.	9,714	513,385
Sauer-Danfoss, Inc.*	10,900	549,251
Sun Hydraulics Corp.(a)	3,800	181,640
Supreme Industries, Inc., Class A*	1,197	4,070
Tecumseh Products Co., Class A(a)*	2,100	21,420
Tennant Co.(a)	4,100	163,713
The Gorman-Rupp Co.(a)	3,906	128,664
Titan International, Inc.	8,474	205,579
Toro Co.	6,900	417,450
Trimas Corp.*	10,000	247,500
Trinity Industries, Inc.	11,028	384,657
Twin Disc, Inc.	2,200	84,986
Wabash National Corp.*	2,661	24,934
Watts Water Technologies, Inc., Class A(a)	7,500	265,575
		9,654,350
Marine — 0.2%
Alexander & Baldwin, Inc.	8,195	394,671
Eagle Bulk Shipping, Inc.(a)*	10,600	26,288
Excel Maritime Carriers Ltd.(a)*	16,497	51,141
Genco Shipping & Trading Ltd.(a)*	5,100	38,352
International Shipholding Corp.(a)	710	15,109
		525,561
Media — 1.8%
AH Belo Corp., Class A	4,580	34,075
Arbitron, Inc.	5,900	243,847
Atrinsic, Inc.(a)*	540	1,728
Ballantyne of Omaha, Inc.(a)*	3,464	16,246
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	6,893
Belo Corp., Class A*	19,900	149,847
Carmike Cinemas, Inc.(a)*	2,800	19,348
Central European Media Enterprises Ltd.(a)*	2,599	51,330
Cinemark Holdings, Inc.	16,400	339,644
Crown Media Holdings, Inc., Class A(a)*	17,800	33,998

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Cumulus Media, Inc., Class A(a)*	6,400	$22,400
EDCI Holdings, Inc.	1,485	6,386
Entercom Communications Corp., Class A(a)*	5,750	49,910
Entravision Communications Corp.*	9,100	16,835
EW Scripps Co., Class A(a)*	9,673	93,538
Fisher Communications, Inc.*	1,100	32,802
Global Sources Ltd.*	5,714	52,512
Global Traffic Network, Inc.*	3,225	37,055
Gray Television, Inc.(a)*	6,176	16,305
Harris Interactive, Inc.*	14,810	12,588
Harte-Hanks, Inc.(a)	20,583	167,134
Here Media, Inc.(b)	499	—
Here Media, Inc., Special Shares(a),(b)	499	—
Journal Communications, Inc., Class A*	10,000	51,700
Knology, Inc.(a)*	13,068	194,060
Lin TV Corp., Class A*	6,700	32,629
Live Nation Entertainment, Inc.(a)*	35,953	412,381
LodgeNet Interactive Corp.(a)*	6,600	19,998
Madison Square Garden, Inc., Class A*	13,022	358,496
Martha Stewart Living Omnimedia, Class A(a)*	5,600	24,304
Media General, Inc., Class A(a)*	5,000	19,100
Meredith Corp.(a)	7,300	227,249
National CineMedia, Inc.	11,931	201,753
Navarre Corp.*	5,272	10,386
New Frontier Media, Inc.*	7,900	10,902
Nexstar Broadcasting Group, Inc., Class A(a)*	2,098	17,225
Outdoor Channel Holdings, Inc.(a)*	9,100	62,244
Primedia, Inc.(a)	14,700	103,635
Radio One, Inc.(a)*	6,700	11,859
Regal Entertainment Group,
Class A(a)	26,218	323,792
Rentrak Corp.(a)*	1,900	33,706
Saga Communications, Inc.(a)*	837	30,969
Salem Communications Corp., Class A	3,500	12,565
Scholastic Corp.	8,100	215,460
Sinclair Broadcast Group, Inc., Class A	10,500	115,290
The McClatchy Co., Class A(a)*	13,196	37,081
The New York Times Co., Class A(a)*	31,959	278,682
Valassis Communications, Inc.*	10,800	327,240
Warner Music Group Corp.(a)*	22,178	182,303
World Wrestling Entertainment, Inc., Class A(a)	4,600	43,838
Xanadoo Co.*	10	4,625
		4,767,893
Metals & Mining — 1.9%
A.M. Castle & Co.*	5,100	84,711
AK Steel Holding Corp.	25,404	400,367
AMCOL International Corp.(a)	6,800	259,488
Carpenter Technology Corp.	8,800	507,584
Century Aluminum Co.*	19,815	310,105
Commercial Metals Co.	24,935	357,817
Contango ORE, Inc.(a)*	350	4,550
Friedman Industries(a)	700	7,497
General Moly, Inc.(a)*	11,700	52,182
General Steel Holdings, Inc.(a)*	3,494	5,206
Globe Specialty Metals, Inc.(a)	14,315	320,942
Golden Minerals Co.(a)*	3,160	56,185
Haynes International, Inc.(a)	2,200	136,246
Hecla Mining Co.(a)*	22,304	171,518
Horsehead Holding Corp.*	8,674	115,538
Kaiser Aluminum Corp.(a)	4,533	247,592
Materion Corp.*	4,600	170,062
Metals USA Holdings Corp.*	7,474	111,363
Mines Management, Inc.(a)*	8,088	17,066
Noranda Aluminum Holding Corp.*	6,241	94,489
Olympic Steel, Inc.(a)	2,400	66,072
RTI International Metals, Inc.*	6,300	241,731
Schnitzer Steel Industries, Inc., Class A(a)	5,061	291,513
Solitario Exploration & Royalty Corp.(a)*	1,000	2,850
Stillwater Mining Co.(a)*	21,000	462,210
Universal Stainless & Alloy*	1,400	65,464
US Gold Corp.(a)*	18,106	109,179
Worthington Industries, Inc.(a)	17,700	408,870
		5,078,397
Multi-Utilities — 0.4%
Avista Corp.	12,400	318,556
Black Hills Corp.(a)	7,800	234,702
CH Energy Group, Inc.(a)	3,800	202,388
NorthWestern Corp.	8,500	281,435
		1,037,081
Multiline Retail — 0.5%
99 Cents Only Stores*	14,600	295,504
Dillard’s, Inc., Class A(a)	8,650	451,011
Duckwall-ALCO Stores, Inc.*	200	2,120
Fred’s, Inc.(a)	8,987	129,682
Saks, Inc.*	33,776	377,278
The Bon-Ton Stores, Inc.(a)	2,700	26,244
Tuesday Morning Corp.(a)*	9,403	43,724
		1,325,563
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	9,827	414,405

Oil, Gas & Consumable Fuels — 3.8%
Abraxas Petroleum Corp.(a)*	19,200	73,536
Adams Resources & Energy, Inc.	900	22,950
Alon USA Energy, Inc.(a)	10,500	118,335
Ante5, Inc.(a)*	2,059	2,203
Approach Resources, Inc.*	5,845	132,506
ATP Oil & Gas Corp.(a)*	5,480	83,899
Barnwell Industries, Inc.*	2,159	11,119
Berry Petroleum Co., Class A(a)	2,396	127,300
Bill Barrett Corp.(a)*	9,686	448,946
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
BioFuel Energy Corp.(a)*	10,564	$4,350
BPZ Resources, Inc.(a)*	23,944	78,536
Callon Petroleum Co.*	9,264	65,033
Carrizo Oil & Gas, Inc.(a)*	8,543	356,670
Cheniere Energy, Inc.(a)*	11,400	104,424
Clayton Williams Energy, Inc.(a)*	2,100	126,105
Clean Energy Fuels Corp.(a)*	14,741	193,844
Cloud Peak Energy, Inc.*	12,689	270,276
Comstock Resources, Inc.(a)*	10,008	288,130
Contango Oil & Gas Co.(a)*	3,500	204,540
CREDO Petroleum Corp.(a)*	1,000	9,370
Crimson Exploration, Inc.(a)*	8,391	29,788
Crosstex Energy, Inc.(a)	15,460	183,974
CVR Energy, Inc.(a)*	19,282	474,723
Delek US Holdings, Inc.(a)	12,078	189,625
DHT Holdings, Inc.	10,378	39,748
Double Eagle Petroleum Co.(a)*	1,550	13,547
Endeavour International Corp.(a)*	7,372	111,096
Energy Partners Ltd.(a)*	8,013	118,673
Evolution Petroleum Corp.*	6,400	45,440
FieldPoint Petroleum Corp.*	1,200	3,276
Frontier Oil Corp.	21,184	684,455
FX Energy, Inc.(a)*	8,650	75,947
General Maritime Corp.(a)	8,996	12,145
GeoMet, Inc.(a)*	4,682	5,525
GeoPetro Resources Co.*	4,000	1,640
Georesources, Inc.(a)*	5,555	124,932
GMX Resources, Inc.(a)*	11,876	52,848
Goodrich Petroleum Corp.(a)*	4,704	86,601
Green Plains Renewable Energy, Inc.(a)*	7,838	84,572
Gulfport Energy Corp.*	9,638	286,152
Harvest Natural Resources, Inc.(a)*	7,400	81,622
HKN, Inc.*	4,194	9,562
HollyFrontier Corp.(a)	2,037	141,368
Houston American Energy Corp.(a)	6,934	125,713
Hyperdynamics Corp.(a)*	5,500	23,650
James River Coal Co.(a)*	6,800	141,576
Kodiak Oil & Gas Corp.(a)*	19,000	109,630
L&L Energy, Inc.(a)*	3,890	19,956
Overseas Shipholding Group, Inc.(a)	5,212	140,411
Panhandle Oil and Gas, Inc.(a)	900	26,541
Patriot Coal Corp.*	19,200	427,392
Penn Virginia Corp.(a)	9,100	120,211
Petroleum Development Corp.(a)*	4,900	146,559
Petroquest Energy, Inc.(a)*	12,273	86,157
PostRock Energy Corp.(a)*	1,342	7,824
Rentech, Inc.(a)*	13,700	14,522
Rex Energy Corp.(a)*	8,838	90,766
Rex Stores Corp.(a)*	1,575	26,145
Rosetta Resources, Inc.*	11,700	603,018
Royale Energy, Inc.(a)*	1,600	4,464
SemGroup Corp.*	8,201	210,520
Ship Finance International Ltd.(a)	16,513	297,564
Stone Energy Corp.*	10,059	305,693
Swift Energy Co.*	9,200	342,884
Syntroleum Corp.(a)*	15,000	22,050
Toreador Resources Corp.(a)*	3,166	11,746
Uranium Energy Corp.(a)*	9,000	27,540
Uranium Resources, Inc.(a)*	11,500	19,205
USEC, Inc.(a)*	24,000	80,160
Vaalco Energy, Inc.(a)*	13,164	79,247
Venoco, Inc.(a)*	11,560	147,274
Voyager Oil & Gas, Inc.(a)*	2,059	6,115
W&T Offshore, Inc.(a)	15,533	405,722
Warren Resources, Inc.(a)*	14,000	53,340
Western Refining, Inc.(a)*	19,043	344,107
Westmoreland Coal Co.(a)*	2,000	35,500
Zion Oil & Gas, Inc.(a)*	2,921	17,380
		10,099,913
Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.	8,700	234,726
Clearwater Paper Corp.*	1,706	116,486
Deltic Timber Corp.(a)	2,800	150,332
Glatfelter(a)	9,600	147,648
KapStone Paper and Packaging Corp.*	9,200	152,444
Louisiana-Pacific Corp.(a)*	28,684	233,488
Mercer International, Inc.(a)*	9,357	94,318
Neenah Paper, Inc.	3,300	70,224
Schweitzer-Mauduit International, Inc.	3,100	174,065
Verso Paper Corp.*	5,490	14,713
Wausau Paper Corp.	11,200	75,488
		1,463,932
Personal Products — 0.7%
CCA Industries, Inc.	556	3,369
Elizabeth Arden, Inc.*	10,900	316,427
Inter Parfums, Inc.(a)	6,250	143,938
Mannatech, Inc.(a)*	7,700	7,392
Medifast, Inc.(a)*	3,300	78,309
Natural Alternatives International, Inc.(a)*	1,000	4,820
Natures Sunshine Products, Inc.(a)*	2,700	52,596
Nu Skin Enterprises, Inc., Class A(a)	16,043	602,415
Nutraceutical International Corp.*	2,300	35,374
Parlux Fragrances, Inc.(a)*	5,787	18,576
Physicians Formula Holdings, Inc.*	1,300	5,200
Prestige Brands Holdings, Inc.(a)*	11,200	143,808
Reliv International, Inc.(a)	3,500	6,370
Revlon, Inc., Class A*	9,354	157,147
Schiff Nutrition International, Inc.(a)	4,641	51,933
USANA Health Sciences, Inc.(a)*	3,400	106,352
		1,734,026
Pharmaceuticals — 1.2%
Adolor Corp.*	10,556	21,006
Akorn, Inc.(a)*	20,100	140,700
Alexza Pharmaceuticals, Inc.(a)*	8,251	15,017
ARYx Therapeutics, Inc.*	3,000	70
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	54,180
Biodel, Inc.(a)*	5,200	9,724
Columbia Laboratories, Inc.(a)*	10,900	33,681
Corcept Therapeutics, Inc.(a)*	4,500	17,955
Cumberland Pharmaceuticals, Inc.(a)*	3,678	21,148

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Depomed, Inc.(a)*	11,500	$94,070
Durect Corp.(a)*	16,600	33,698
Emisphere Technologies, Inc.*	6,080	5,472
Hi-Tech Pharmacal Co., Inc.*	2,678	77,475
Impax Laboratories, Inc.*	14,300	311,597
ISTA Pharmaceuticals, Inc.*	10,679	81,641
Jazz Pharmaceuticals, Inc.*	8,898	296,748
KV Pharmaceutical Co., Class A(a)*	7,700	20,944
Lannett Co., Inc.(a)*	4,650	23,157
Medicis Pharmaceutical Corp., Class A	12,800	488,576
MiddleBrook Pharmaceuticals, Inc.(b)	13,473	—
Neostem, Inc.(a)*	5,427	8,032
Novabay Pharmaceuticals, Inc.*	700	749
Obagi Medical Products, Inc.(a)*	3,200	30,176
Pain Therapeutics, Inc.(a)*	19,800	76,626
Par Pharmaceutical Cos., Inc.*	7,800	257,244
Pozen, Inc.*	6,700	28,140
ProPhase Labs, Inc.*	3,100	2,759
Questcor Pharmaceuticals, Inc.(a)*	14,600	351,860
Repros Therapeutics, Inc.(a)*	700	3,745
Santarus, Inc.(a)*	16,900	56,953
Somaxon Pharmaceuticals, Inc.*	2,900	6,177
Sucampo Pharmaceuticals, Inc., Class A(a)*	3,198	13,112
The Medicines Co.*	11,700	193,167
Viropharma, Inc.*	25,800	477,300
XenoPort, Inc.(a)*	5,338	38,007
		3,290,906
Professional Services — 1.8%
Acacia Research - Acacia Technologies*	29,010	1,064,377
Barrett Business Services, Inc.(a)	2,100	30,072
CBIZ, Inc.(a)*	15,700	115,552
CDI Corp.	3,800	50,502
Competitive Technologies, Inc.(a)*	1,800	2,952
CoStar Group, Inc.(a)*	3,121	185,013
CRA International, Inc.*	2,200	59,598
Dolan Media Co.(a)*	6,400	54,208
Exponent, Inc.(a)*	2,610	113,561
Franklin Covey Co.(a)*	4,000	38,720
FTI Consulting, Inc.(a)*	9,847	373,595
GP Strategies Corp.(a)*	3,599	49,162
Heidrick & Struggles International, Inc.	3,700	83,768
Hill International, Inc.*	9,200	52,992
Hudson Highland Group, Inc.(a)*	5,400	28,890
Huron Consulting Group, Inc.*	4,080	123,257
ICF International, Inc.*	3,955	100,378
Insperity, Inc.	5,700	168,777
Kelly Services, Inc., Class A*	6,800	112,200
Kforce, Inc.*	10,079	131,833
Korn/Ferry International*	11,693	257,129
Mistras Group, Inc.*	6,091	98,674
National Technical Systems, Inc.	1,400	9,562
Navigant Consulting, Inc.*	13,900	145,811
Odyssey Marine Exploration, Inc.(a)*	10,650	33,335
On Assignment, Inc.*	12,485	122,728
RCM Technologies, Inc.(a)*	2,995	16,023
Resources Connection, Inc.	11,115	133,825
School Specialty, Inc.(a)*	4,200	60,438
Sfn Group, Inc.(a)*	11,700	106,353
SmartPros Ltd.(a)	1,000	2,330
The Advisory Board Co.*	3,600	208,368
The Corporate Executive Board Co.	6,893	300,879
Thomas Group, Inc.*	260	78
TrueBlue, Inc.*	11,123	161,061
Volt Information Sciences, Inc.(a)*	4,949	48,500
VSE Corp.(a)	850	21,165
		4,665,666
Real Estate Management & Development — 0.3%
Altisource Portfolio Solutions SA*	5,967	219,586
Avatar Holdings, Inc.(a)*	2,054	31,241
Consolidated-Tomoka Land Co.(a)	1,100	31,460
Forestar Group, Inc.*	8,034	131,999
Maui Land & Pineapple Co., Inc.*	1,800	9,018
Tejon Ranch Co.*	3,719	126,818
The St. Joe Co.(a)*	14,313	298,283
Thomas Properties Group, Inc.(a)*	8,716	27,978
ZipRealty, Inc.(a)*	4,510	10,373
		886,756
Road & Rail — 1.7%
AMERCO, Inc.(a)*	4,600	442,290
Arkansas Best Corp.(a)	5,700	135,261
Avis Budget Group, Inc.(a)*	21,901	374,288
Celadon Group, Inc.*	5,010	69,940
Con-way, Inc.	11,291	438,204
Covenant Transportation Group, Inc., Class A*	1,500	11,625
Dollar Thrifty Automotive Group, Inc.*	4,400	324,456
Frozen Food Express Industries*	5,100	18,207
Genesee & Wyoming, Inc., Class A*	7,142	418,807
Heartland Express, Inc.(a)	23,624	391,213
Knight Transportation, Inc.(a)	20,700	351,693
Marten Transport Ltd.	4,300	92,880
Old Dominion Freight Line, Inc.*	12,528	467,294
P.A.M. Transportation Services, Inc.*	3,196	31,544
Quality Distribution, Inc.*	6,100	79,422
RailAmerica, Inc.(a)*	11,142	167,130
Roadrunner Transportation Systems, Inc.*	2,436	36,735
Saia, Inc.(a)*	3,200	54,240
Trailer Bridge, Inc.(a)*	1,400	2,520
Universal Truckload Services, Inc.(a)*	3,300	56,529
USA Truck, Inc.(a)*	1,900	21,470
Werner Enterprises, Inc.	17,675	442,759
		4,428,507
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Analogic Technologies, Inc.*	9,300	56,311
Advanced Energy Industries, Inc.*	9,400	139,026
Aehr Test Systems*	1,200	1,626
Aetrium, Inc.*	2,200	3,916
Alpha & Omega Semiconductor Ltd.(a)*	2,412	31,959
Amkor Technology, Inc.*	43,398	267,766

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Amtech Systems, Inc.(a)*	2,200	$45,408
Anadigics, Inc.(a)*	14,200	45,582
Applied Micro Circuits Corp.*	14,675	130,020
ATMI, Inc.*	7,200	147,096
AuthenTec, Inc.(a)*	5,954	16,433
Axcelis Technologies, Inc.(a)*	20,139	33,028
AXT, Inc.(a)*	12,200	103,456
Brooks Automation, Inc.*	14,274	155,016
BTU International, Inc.*	2,100	14,784
Cabot Microelectronics Corp.(a)*	5,200	241,644
Cascade Microtech, Inc.*	3,500	19,985
Ceva, Inc.*	4,175	127,170
Cirrus Logic, Inc.(a)*	14,700	233,730
Cohu, Inc.	5,200	68,172
Cyberoptics Corp.(a)*	1,700	16,473
Cymer, Inc.*	8,635	427,519
Diodes, Inc.(a)*	9,250	241,425
DSP Group, Inc.(a)*	6,800	59,160
Energy Conversion Devices, Inc.(a)*	10,450	12,331
Entegris, Inc.*	32,288	326,755
Entropic Communications, Inc.(a)*	13,401	119,135
Exar Corp.(a)*	11,669	73,865
Fairchild Semiconductor International, Inc.*	26,822	448,196
FEI Co.(a)*	8,400	320,796
Formfactor, Inc.(a)*	10,700	96,942
FSI International, Inc.(a)*	8,500	23,290
GigOptix, Inc.(a)*	2,680	5,387
GSI Technology, Inc.(a)*	6,498	46,786
GT Solar International, Inc.(a)*	33,248	538,618
Hittite Microwave Corp.*	6,700	414,797
Ikanos Communications, Inc.*	9,200	11,316
Integrated Device Technology, Inc.*	33,300	261,738
Integrated Silicon Solution, Inc.*	5,884	56,898
International Rectifier Corp.*	14,106	394,545
Intersil Corp., Class A	27,356	351,525
IXYS Corp.*	7,000	104,860
Kopin Corp.(a)*	16,230	76,443
Kulicke & Soffa Industries, Inc.(a)*	14,899	165,975
Lattice Semiconductor Corp.*	32,718	213,321
LTX-Credence Corp.(a)*	9,555	85,422
Mattson Technology, Inc.(a)*	14,200	26,980
MEMSIC, Inc.*	1,209	4,135
Micrel, Inc.	15,500	163,990
Microsemi Corp.*	18,291	374,965
Mindspeed Technologies, Inc.(a)*	6,180	49,440
MIPS Technologies, Inc., Class A*	16,600	114,706
MKS Instruments, Inc.	11,075	292,601
Monolithic Power Systems, Inc.(a)*	7,600	117,192
MoSys, Inc.(a)*	6,400	36,800
Nanometrics, Inc.(a)*	4,500	85,455
Netlogic Microsystems, Inc.*	2,051	82,901
Omnivision Technologies, Inc.(a)*	11,500	400,315
PDF Solutions, Inc.(a)*	8,100	48,276
Pericom Semiconductor Corp.*	5,500	49,170
Photronics, Inc.*	11,917	100,937
Pixelworks, Inc.*	1,533	3,756
PLX Technology, Inc.(a)*	6,900	23,943
PMC - Sierra, Inc.*	48,337	365,911
Power Integrations, Inc.(a)	6,500	249,795
QuickLogic Corp.(a)*	10,100	34,037
Ramtron International Corp.*	10,700	31,886
RF Micro Devices, Inc.*	51,819	317,132
Rubicon Technology, Inc.(a)*	4,400	74,184
Rudolph Technologies, Inc.(a)*	6,058	64,881
Semtech Corp.*	13,910	380,299
Sigma Designs, Inc.*	6,309	48,201
Silicon Image, Inc.*	16,700	107,882
Silicon Laboratories, Inc.*	8,380	345,759
Spansion, Inc., Class A*	12,218	235,441
Spire Corp.*	1,100	2,695
Standard Microsystems Corp.(a)*	5,000	134,950
SunPower Corp., Class A(a)*	747	14,440
SunPower Corp., Class B(a)*	2,783	46,281
Supertex, Inc.(a)*	2,900	64,960
Tessera Technologies, Inc.*	11,500	197,110
Trident Microsystems, Inc.*	14,033	9,683
TriQuint Semiconductor, Inc.*	32,800	334,232
Ultra Clean Holdings(a)*	4,750	43,130
Ultratech, Inc.*	5,300	161,014
Veeco Instruments, Inc.(a)*	8,400	406,644
Volterra Semiconductor Corp.(a)*	5,300	130,698
Zoran Corp.*	14,761	123,992
		12,676,445
Software — 4.1%
Accelrys, Inc.*	13,277	94,399
ACI Worldwide, Inc.*	7,900	266,783
Actuate Corp.*	14,300	83,655
Advent Software, Inc.(a)*	12,200	343,674
American Software, Inc., Class A	5,100	42,381
Ariba, Inc.*	10,330	356,075
AsiaInfo-Linkage, Inc.(a)*	15,273	252,921
Aspen Technology, Inc.*	11,952	205,335
Blackbaud, Inc.(a)	12,954	359,085
Blackboard, Inc.(a)*	5,695	247,106
Bottomline Technologies, Inc.*	6,800	168,028
Bsquare Corp.*	2,300	14,421
Callidus Software, Inc.*	6,600	38,610
Cinedigm Digital Cinema Corp.(a)*	5,800	9,802
Commvault Systems, Inc.*	9,600	426,720
Convio, Inc.(a)*	2,946	31,846
Deltek, Inc.(a)*	10,652	79,783
DemandTec, Inc.*	2,934	26,699
Digimarc Corp.*	1,256	43,998
Ebix, Inc.(a)*	7,624	145,237
EPIQ Systems, Inc.(a)	8,450	120,159
ePlus, Inc.(a)*	1,200	31,728
Fair Isaac Corp.(a)	10,900	329,180
FalconStor Software, Inc.(a)*	11,650	52,192
Glu Mobile, Inc.(a)*	3,800	20,026
GSE Systems, Inc.*	2,896	6,255
Guidance Software, Inc.(a)*	4,733	38,574
Interactive Intelligence, Inc.*	3,800	133,190
JDA Software Group, Inc.*	9,553	295,092
Kenexa Corp.*	5,100	122,298

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Lawson Software, Inc.*	39,500	$443,190
Magma Design Automation, Inc.*	11,500	91,885
Manhattan Associates, Inc.*	5,462	188,111
Mentor Graphics Corp.*	24,100	308,721
MicroStrategy, Inc., Class A*	2,101	341,791
Monotype Imaging Holdings, Inc.*	7,120	100,606
NetScout Systems, Inc.*	9,285	193,964
NetSuite, Inc.(a)*	6,854	268,677
Opnet Technologies, Inc.	8,654	354,295
Pervasive Software, Inc.(a)*	5,000	32,100
Progress Software Corp.*	13,950	336,614
PROS Holdings, Inc.(a)*	6,073	106,217
QAD, Inc., Class A(a)*	4,879	49,863
QAD, Inc., Class B(a)*	1,219	11,337
Quest Software, Inc.*	4,973	113,036
Radiant Systems, Inc.*	8,005	167,305
Renaissance Learning, Inc.(a)	6,522	81,786
Rosetta Stone, Inc.(a)*	4,230	68,272
S1 Corp.*	18,494	138,335
Scientific Learning Corp.(a)*	6,000	18,660
Smith Micro Software, Inc.(a)*	6,500	27,365
Solarwinds, Inc.*	15,895	415,495
Sourcefire, Inc.(a)*	5,802	172,435
SRS Labs, Inc.(a)*	3,700	35,483
SS&C Technologies Holdings, Inc.(a)*	12,490	248,176
Synchronoss Technologies, Inc.(a)*	5,720	181,496
Take-Two Interactive Software, Inc.(a)*	17,890	273,359
Taleo Corp., Class A*	4,718	174,708
TeleCommunication Systems, Inc., Class A(a)*	9,200	44,436
TeleNav, Inc.(a)*	8,331	147,709
THQ, Inc.(a)*	14,250	51,585
TIBCO Software, Inc.*	5,924	171,914
Tyler Technologies, Inc.(a)*	8,205	219,730
Ultimate Software Group, Inc.(a)*	4,885	265,891
Verint Systems, Inc.*	7,658	283,652
VirnetX Holding Corp.(a)	9,530	275,798
Websense, Inc.(a)*	8,084	209,942
		10,999,191
Specialty Retail — 4.0%
A.C. Moore Arts & Crafts, Inc.*	5,100	12,750
Aaron’s, Inc.	17,233	487,005
America’s Car-Mart, Inc.(a)*	2,516	83,028
Ann, Inc.(a)*	12,800	334,080
Asbury Automotive Group, Inc.*	7,200	133,416
Ascena Retail Group, Inc.*	1,276	43,448
Bakers Footwear Group, Inc.(a)*	400	432
Barnes & Noble, Inc.	12,568	208,377
Bebe Stores, Inc.	22,995	140,499
Big 5 Sporting Goods Corp.(a)	3,989	31,354
Books-A-Million, Inc.(a)	3,928	13,630
Boyds Collection Ltd.(a),(b)	10,600	—
Brown Shoe Co., Inc.(a)	9,550	101,707
Build-A-Bear Workshop, Inc.(a)*	3,900	25,389
Cabela’s, Inc.(a)*	15,000	407,250
Cache, Inc.*	3,300	16,269
Casual Male Retail Group, Inc.(a)*	8,925	37,039
Charming Shoppes, Inc.(a)*	23,380	97,261
Childrens Place Retail Stores, Inc.(a)*	6,000	266,940
Christopher & Banks Corp.	7,937	45,638
Citi Trends, Inc.*	3,000	45,240
Coldwater Creek, Inc.(a)*	20,488	28,683
Collective Brands, Inc.*	13,100	192,439
Conn’s, Inc.*	7,199	62,271
Cost Plus, Inc.(a)*	4,685	46,850
Destination Maternity Corp.(a)	2,800	55,944
DSW, Inc., Class A(a)*	7,973	403,513
Express, Inc.	18,631	406,156
Footstar, Inc.	1,300	936
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.(a)*	4,900	255,290
Golfsmith International Holdings, Inc.(a)*	1,600	6,080
Group 1 Automotive, Inc.(a)	4,900	201,782
Haverty Furniture Cos., Inc.(a)	3,600	41,436
hhgregg, Inc.(a)*	7,534	100,956
Hibbett Sports, Inc.(a)*	6,450	262,579
Hot Topic, Inc.(a)	9,875	73,470
Jos. A. Bank Clothiers, Inc.(a)*	5,212	260,652
Kirkland’s, Inc.(a)*	5,977	71,844
Lithia Motors, Inc., Class A	4,731	92,870
Lumber Liquidators Holdings, Inc.(a)*	195	4,953
MarineMax, Inc.(a)*	4,100	35,916
Men’s Wearhouse, Inc.	11,097	373,969
Midas, Inc.(a)*	3,000	18,960
Monro Muffler, Inc.(a)	6,750	251,707
New York & Co., Inc.(a)*	11,900	58,905
Office Depot, Inc.*	60,988	257,369
OfficeMax, Inc.*	17,831	139,973
Pacific Sunwear Of California(a)*	14,775	38,563
Penske Auto Group, Inc.(a)	20,300	461,622
PEP Boys-Manny Moe & Jack(a)	11,700	127,881
Pier 1 Imports, Inc.*	34,700	401,479
Rent-A-Center, Inc.	13,202	403,453
Rue21, Inc.(a)*	4,880	158,600
Sally Beauty Holdings, Inc.*	8,941	152,891
Select Comfort Corp.*	12,269	220,597
Shoe Carnival, Inc.*	2,240	67,536
Sonic Automotive, Inc., Class A(a)	8,327	121,991
Sport Chalet, Inc.(a)*	800	1,624
Stage Stores, Inc.(a)	8,600	144,480
Stein Mart, Inc.(a)	11,157	107,553
Systemax, Inc.(a)*	7,400	110,556
Talbots, Inc.(a)*	10,590	35,371
Tandy Leather Factory, Inc.	2,200	11,363
The Buckle, Inc.(a)	9,375	400,312
The Cato Corp., Class A(a)	7,100	204,480
The Finish Line Inc., Class A	10,482	224,315
Tractor Supply Co.	349	23,341
Trans World Entertainment(a)*	5,400	11,016
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	6,477	418,285
Vitamin Shoppe, Inc.*	5,589	255,753
West Marine, Inc.(a)*	4,005	41,532
Wet Seal, Inc.*	20,875	93,311

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Zale Corp.(a)*	7,200	$40,320
Zumiez, Inc.(a)*	6,000	149,820
		10,664,300
Textiles, Apparel & Luxury Goods — 1.8%
American Apparel, Inc.(a)*	9,500	8,455
Carter’s, Inc.(a)*	14,200	436,792
Cherokee, Inc.(a)	1,700	29,172
Columbia Sportswear Co.(a)	8,700	551,580
CROCS, Inc.(a)*	19,200	494,400
Culp, Inc.*	2,400	22,536
Delta Apparel, Inc.(a)*	1,100	18,700
Frederick’s of Hollywood Group, Inc.*	1,100	770
G-III Apparel Group Ltd.(a)*	3,500	120,680
Heelys, Inc.*	2,200	5,016
Iconix Brand Group, Inc.(a)*	15,081	364,960
K-Swiss, Inc., Class A(a)*	5,700	60,591
Kenneth Cole Productions, Inc., Class A*	2,300	28,727
LaCrosse Footwear, Inc.	582	8,404
Lakeland Industries, Inc.*	440	3,854
Maidenform Brands, Inc.*	5,100	141,066
Movado Group, Inc.	4,000	68,440
Oxford Industries, Inc.(a)	4,374	147,666
Perry Ellis International, Inc.*	3,000	75,750
Quiksilver, Inc.(a)*	32,625	153,338
R.G. Barry Corp.(a)	1,900	21,432
Rocky Brands, Inc.*	1,000	12,340
Skechers U.S.A., Inc., Class A*	6,800	98,464
Steven Madden Ltd.*	11,025	413,548
Tandy Brands Accessories, Inc.*	1,300	2,548
The Jones Group, Inc.	18,800	203,980
The Timberland Co., Class A*	10,360	445,169
True Religion Apparel, Inc.(a)*	5,400	157,032
Under Armour, Inc., Class A(a)*	807	62,389
Unifi, Inc.(a)*	4,533	62,556
Wolverine World Wide, Inc.	11,000	459,250
		4,679,605
Thrifts & Mortgage Finance — 1.9%
Abington Bancorp, Inc.(a)	5,000	52,150
Anchor Bancorp Wisconsin, Inc.(a)*	2,650	1,882
Astoria Financial Corp.(a)	21,700	277,543
Atlantic Coast Financial Corp.*	488	3,328
Bank Mutual Corp.(a)	8,663	31,793
BankFinancial Corp.(a)	4,900	41,503
Beneficial Mutual Bancorp, Inc.(a)*	16,344	134,266
Berkshire Hills Bancorp, Inc.(a)	3,033	67,909
BofI Holding, Inc.(a)*	1,700	24,497
Brookline Bancorp, Inc.	19,118	177,224
Capitol Federal Financial, Inc.	36,121	424,783
CFS Bancorp, Inc.(a)	1,800	9,666
Charter Financial Corp.(a)	2,028	20,077
Citizens Community Bancorp, Inc.*	400	2,200
Citizens First Bancorp, Inc.*	1,800	45
Citizens South Banking Corp.	1,260	5,166
Clifton Savings Bancorp, Inc.(a)	3,000	33,120
Dime Community Bancshares	10,050	146,127
Doral Financial Corp.(a)*	6,300	12,348
ESSA Bancorp, Inc.(a)	1,900	23,598
Federal Agricultural Mortgage Corp., Class C(a)	1,400	30,968
First Defiance Financial Corp.(a)*	1,000	14,690
First Federal Bancshares of Arkansas, Inc.(a)*	397	2,573
First Federal of Northern Michigan Bancorp, Inc.*	300	1,122
First Financial Holdings, Inc.(a)	2,800	25,116
First Financial Northwest, Inc.*	2,239	11,352
First Niagara Financial Group, Inc.	32,254	425,753
First Pactrust Bancorp, Inc.(a)	1,220	18,129
First Place Financial Corp.*	2,900	3,335
Flushing Financial Corp.	6,740	87,620
Fox Chase Bancorp, Inc.(a)	3,230	43,767
HF Financial Corp.	110	1,190
Home Federal Bancorp, Inc.(a)	4,062	44,641
HopFed Bancorp, Inc.	407	3,219
Kaiser Federal Financial Group, Inc.	2,068	25,478
Kearny Financial Corp.(a)	17,221	156,883
Legacy Bancorp, Inc.	2,500	34,650
Meridian Interstate Bancorp, Inc.(a)*	3,210	43,945
MGIC Investment Corp.*	44,075	262,246
New England Bancshares, Inc.	1,000	9,700
New Hampshire Thrift Bancshares, Inc.	200	2,666
Northeast Community Bancorp, Inc.(a)	2,200	14,916
Northwest Bancshares, Inc.(a)	27,000	339,660
OceanFirst Financial Corp.(a)	3,447	44,639
Ocwen Financial Corp.(a)*	21,391	272,949
Oritani Financial Corp.	11,552	147,750
Provident Financial Holdings, Inc.	1,000	7,930
Provident Financial Services, Inc.(a)	14,515	207,855
Provident New York Bancorp	10,000	83,600
Pulaski Financial Corp.(a)	2,040	14,647
Radian Group, Inc.(a)	27,036	114,362
Rainier Pacific Financial Group, Inc.*	700	28
Riverview Bancorp, Inc.(a)*	2,760	8,390
Rockville Financial, Inc.	7,084	70,132
Roma Financial Corp.	4,854	50,967
SI Financial Group, Inc.	2,065	20,857
Territorial Bancorp, Inc.(a)	2,302	47,697
The PMI Group, Inc.(a)*	34,705	37,134
Timberland Bancorp, Inc.*	2,600	15,366
Tree.com, Inc.*	900	4,608
Trustco Bank Corp.	17,234	84,447
United Financial Bancorp, Inc.	3,955	61,026
ViewPoint Financial Group(a)	8,008	110,510
Washington Federal, Inc.	22,810	374,768
Waterstone Financial, Inc.(a)*	6,900	15,525
Westfield Financial, Inc.(a)	5,000	40,600
		4,928,631
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	64,600
Star Scientific, Inc.(a)*	38,750	174,375
Universal Corp.(a)	5,600	210,952
Vector Group Ltd.(a)	16,707	297,218
		747,145

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 1.3%
Aceto Corp.(a)	7,018	$47,091
Aircastle Ltd.(a)	15,000	190,800
Applied Industrial Technologies, Inc.	8,925	317,819
Beacon Roofing Supply, Inc.(a)*	10,600	241,892
BlueLinx Holdings, Inc.(a)*	8,300	19,173
CAI International, Inc.*	3,585	74,066
DXP Enterprises, Inc.*	2,600	65,910
Empire Resources, Inc.	2,300	8,970
GATX Corp.(a)	10,233	379,849
H&E Equipment Services, Inc.*	8,700	121,713
Houston Wire & Cable Co.	5,746	89,350
Interline Brands, Inc.*	6,600	121,242
Kaman Corp., Class A(a)	5,300	187,991
KSW, Inc.	1,050	4,127
Lawson Products, Inc.(a)	1,575	30,980
RSC Holdings, Inc.(a)*	16,569	198,165
Rush Enterprises, Inc., Class A(a)*	6,000	114,180
TAL International Group, Inc.(a)	7,400	255,522
Textainer Group Holdings Ltd.(a)	10,100	310,474
Titan Machinery, Inc.(a)*	3,536	101,766
United Rentals, Inc.(a)*	9,059	230,099
Watsco, Inc.	5,300	360,347
Willis Lease Finance Corp.*	900	11,997
		3,483,523
Water Utilities — 0.2%
American States Water Co.(a)	3,550	123,043
Artesian Resources Corp., Class A	1,300	23,426
Cadiz, Inc.(a)*	2,500	27,150
California Water Service Group	8,600	160,906
Connecticut Water Service, Inc.(a)	1,900	48,602
Consolidated Water Co., Ltd.(a)	2,195	20,392
Middlesex Water Co.(a)	2,337	43,421
SJW Corp.(a)	4,400	106,656
York Water Co.(a)	1,271	21,035
		574,631
Wireless Telecommunication Services — 0.2%
FiberTower Corp.(a)*	7,691	9,229
Leap Wireless International, Inc.(a)*	17,252	280,000
NTELOS Holdings Corp.	8,971	183,188
Shenandoah Telecommunications Co.(a)	4,460	75,909
USA Mobility, Inc.(a)	4,000	61,040
		609,366
TOTAL COMMON STOCKS (Identified Cost $235,939,447)		266,268,768

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	4,900	10,045

Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b)*	335	—
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—

Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	104

Oil, Gas & Consumable Fuels — 0.0%
Zion Oil & Gas, Inc., expires 7/25/11(b)*	730	4,271

Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10(b)(c)*	13,728	—

Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—

Trading Companies & Distributors — 0.0%
BlueLinx Holdings, Inc., expires 7/22/11(a)*	8,300	1,411

TOTAL RIGHTS & WARRANTS (Identified Cost $111,630)		15,831

	FACE AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc.	30	20

TOTAL BONDS AND NOTES (Identified Cost $30)		20

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,177,024	1,177,024
		1,177,025
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,177,025)		1,177,025

COLLATERAL FOR SECURITIES ON LOAN — 39.8%
Short-Term — 39.8%
State Street Navigator Securities Lending Prime Portfolio	106,257,975	106,257,975

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $106,257,975)		106,257,975

Total Investments — 140.1%
(Identified Cost $343,486,107)#		373,719,619
Liabilities, Less Cash and Other Assets — (40.1%)		(107,091,782)
Net Assets — 100.0%		$266,627,837

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2011, the market value of the securities on loan was $104,642,881.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $343,883,208. Net unrealized appreciation aggregated $29,836,411 of which $74,733,067 related to appreciated investment securities and $44,896,656 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Australia — 5.2%
Alumina Ltd.	159,732	$361,487
Amcor Ltd	192,720	1,488,254
Asciano Group	411,050	723,030
Australia & New Zealand
Banking Group Ltd.	21,790	514,159
Bank of Queensland Ltd.(a)	69,422	608,327
Bendigo and Adelaide Bank Ltd.	76,895	730,718
BlueScope Steel Ltd.	316,392	408,912
Boral Ltd.(a)	149,553	705,774
Caltex Australia Ltd.	54,126	682,702
Crown Ltd.	80,586	771,843
CSR Ltd.(a)	75,779	235,703
Downer EDI Ltd.(a)	14,976	59,431
Echo Entertainment Group Ltd.*	116,617	514,069
Fairfax Media Ltd.(a)	358,477	376,795
Goodman Fielder Ltd.(a)	254,361	289,184
Harvey Norman Holdings Ltd.(a)	35,795	95,596
Incitec Pivot Ltd.	240,274	994,745
Insurance Australia Group Ltd.	95,401	347,896
Lend Lease Corp. Ltd.	35,726	343,712
Macquarie Group Ltd.	32,171	1,078,282
National Australia Bank Ltd.	26,640	732,034
OneSteel Ltd.	182,928	362,969
Origin Energy Ltd.	167,408	2,835,150
OZ Minerals Ltd.	14,864	210,440
Primary Health Care Ltd.	48,970	180,153
Qantas Airways Ltd.*	197,873	390,501
Santos Ltd.	95,537	1,387,420
Sims Metal Management Ltd.	38,739	733,349
Sonic Healthcare Ltd.	9,396	129,700
Suncorp Group Ltd.	216,476	1,889,957
TABCORP Holdings Ltd.	116,617	411,505
Tatts Group Ltd.	116,552	300,019
Toll Holdings Ltd.(a)	34,946	181,785
Washington H Soul Pattinson &
Co., Ltd.	11,161	156,817
Wesfarmers Ltd.	201,167	6,872,012
		28,104,430
Austria — 0.2%
Erste Group Bank AG	20,746	1,087,566
OMV AG	704	30,755
		1,118,321
Belgium — 1.1%
Delhaize Group	13,262	994,289
Dexia SA(a)*	8,356	26,016
Fortis	349,625	948,613
KBC Groep NV	12,340	484,950
Solvay SA	13,524	2,089,640
UCB SA(a)	31,369	1,409,500
		5,953,008
Canada — 12.2%
Astral Media, Inc.	10,600	410,174
BCE, Inc.	1,443	56,586
Canadian Pacific Railway Ltd.	17,375	1,083,989
Canadian Tire Corp., Ltd.	18,300	1,197,294
Canadian Utilities Ltd., Class A	9,200	534,381
Empire Co., Ltd., Class A	7,800	452,092
EnCana Corp.(a)	153,451	4,738,214
Enerplus Corp.(a)	31,795	1,003,844
Ensign Energy Services, Inc.(a)	16,271	322,569
Fairfax Financial Holdings Ltd.	2,700	1,080,616
George Weston Ltd.	7,700	558,389
Goldcorp, Inc.	69,511	3,362,215
Groupe Aeroplan, Inc.	22,400	309,366
Husky Energy, Inc.(a)	40,250	1,097,594
Industrial Alliance Insurance &
Financial Services, Inc.(a)	20,285	843,412
Inmet Mining Corp.	7,444	535,656
Kinross Gold Corp.	80,076	1,264,511
Loblaw Companies Ltd.(a)	14,200	573,477
Lundin Mining Corp.*	8,189	62,832
Magna International, Inc., Class A(a)	50,224	2,715,726
Manitoba Telecom Services, Inc.(a)	2,300	77,911
Manulife Financial Corp.(a)	291,599	5,164,094
New Gold, Inc.*	21,843	225,349
Nexen, Inc.	90,391	2,037,535
Pengrowth Energy Corp.(a)	29,428	370,730
Penn West Petroleum Ltd.(a)	47,040	1,086,195
PetroBakken Energy Ltd.(a)	7,000	96,096
Precision Drilling Corp.*	40,259	578,140
Quadra FNX Mining Ltd.*	1,000	14,848
Sears Canada, Inc.	4,157	75,515
Sun Life Financial, Inc.(a)	137,937	4,154,772
Suncor Energy, Inc.	243,764	9,553,921
Teck Resources Ltd.	90,020	4,575,437
TELUS Corp.	3,000	165,172
TELUS Corp.(a)	17,542	924,345
Thomson Reuters Corp.(a)	106,534	3,999,789
TransAlta Corp.(a)	32,569	695,314
TransCanada Corp.(a)	138,613	6,086,641
Uranium One, Inc.(a)	16,700	46,059
Valeant Pharmaceuticals
International, Inc.	15,800	821,577
Viterra, Inc.	48,000	521,582
Yamana Gold, Inc.	166,200	1,940,393
		65,414,352
Denmark — 1.4%
A P Moller - Maersk A/S, Class A	2	16,549
A P Moller - Maersk A/S, Class B(a)	273	2,354,528
Carlsberg A/S	20,734	2,255,448
Danske Bank A/S*	117,152	2,169,524
Jyske Bank A/S*	9,528	376,237
Rockwool International A/S(a)	570	69,596
		7,241,882

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland — 1.0%
Kesko Oyj(a)	12,415	$577,556
Neste Oil Oyj	18,872	295,840
Outokumpu Oyj	1,652	21,884
Stora Enso Oyj, R Shares	166,360	1,745,421
UPM-Kymmene Oyj	153,593	2,808,661
		5,449,362
France — 10.3%
Air France-KLM*	47,558	730,007
AXA SA	290,202	6,594,505
BNP Paribas SA	19,017	1,467,950
Bouygues SA	1,616	71,041
Cap Gemini SA	11,658	682,996
Casino Guichard Perrachon SA	9,335	879,915
Cie de Saint-Gobain(a)	66,836	4,328,061
Cie Generale de Geophysique-
Veritas, ADR(a)*	9,901	362,179
Ciments Francais SA	2,122	224,575
CNP Assurances	21,364	465,799
Compagnie Generele des Etablissements
Michelin, Class B, ADR	15,712	1,536,604
Credit Agricole SA	283,407	4,261,889
Credit Industriel et Commercial	518	110,784
France Telecom SA	12,008	255,368
GDF Suez	190,440	6,969,062
Groupe Eurotunnel SA	10,320	115,384
Lafarge SA(a)	38,431	2,449,086
Lagardere SCA	41,545	1,755,281
Natixis	157,966	792,597
Peugeot SA	34,676	1,552,310
PPR	13,872	2,470,303
Renault SA	35,128	2,082,717
Rexel SA(a)	13,765	341,338
Sanofi	6,600	530,616
Sanofi-Aventis SA, ADR(a)	43,199	1,735,304
SCOR	14,662	416,737
Societe Generale	70,516	4,184,428
Vivendi	288,783	8,030,079
		55,396,915
Germany — 9.7%
Allianz SE	58,451	8,165,191
Bayerische Motoren Werke AG	71,775	7,162,054
Celesio AG	6,399	127,593
Commerzbank AG*	173,660	747,692
Daimler AG	104,415	7,858,562
Deutsche Bank AG	14,156	836,529
Deutsche Bank AG(a)	41,677	2,468,946
Deutsche Lufthansa AG	50,963	1,110,407
Deutsche Post AG	9,793	188,167
Deutsche Telekom AG	475,474	7,457,034
E.On AG	130,009	3,692,409
Fraport AG Frankfurt Airport
Services Worldwide(a)	1,219	98,021
Hannover Rueckversicherung AG	4,864	253,680
HeidelbergCement AG	12,297	785,075
Merck KGaA	8,461	919,493
Muenchener Rueckversicherungs AG	48,420	7,404,303
Salzgitter AG(a)	3,794	289,343
Suedzucker AG	6,635	235,781
ThyssenKrupp AG	33,370	1,734,109
Volkswagen AG	4,022	738,978
		52,273,367
Greece — 0.1%
Alpha Bank AE*	47,207	237,546
Hellenic Petroleum SA	26,868	253,647
National Bank of Greece SA*	11,245	80,393
		571,586
Hong Kong — 1.4%
Great Eagle Holdings Ltd.	43,184	143,453
Henderson Land
Development Co., Ltd.(a)	177,777	1,149,130
Hopewell Holdings Ltd.	77,000	243,912
Hutchison Whampoa Ltd.	362,000	3,907,629
Mongolia Energy Corp. Ltd.*	34,000	3,976
New World Development Co., Ltd.	535,884	809,848
Orient Overseas International Ltd.	13,500	87,176
Sino Land Co., Ltd.	58,000	93,167
The Hongkong & Shanghai Hotels Ltd.	68,495	114,075
Tsim Sha Tsui Properties	58,492	172,130
Wheelock & Co., Ltd.	233,000	937,186
		7,661,682
Ireland — 0.3%
CRH PLC	8,877	196,570
CRH PLC, ADR(a)	59,896	1,348,858
		1,545,428
Israel — 0.4%
Bank Hapoalim B.M.*	112,774	560,887
Bank Leumi Le-Israel	116,511	547,965
Bezeq Israeli
Telecommunication Corp. Ltd.	26,406	66,551
Elbit Systems Ltd.	3,950	187,166
Israel Discount Bank Ltd., Series A*	97,349	191,151
Makhteshim-Agan Industries Ltd.*	4,331	24,188
NICE Systems Ltd.*	6,576	239,103
Partner Communications Co., Ltd.	6,949	104,786
		1,921,797
Italy — 1.5%
Banca Monte dei Paschi
di Siena SpA(a)	351,512	266,342
Banco Popolare Scarl	18,470	42,560
Finmeccanica SpA	42,973	520,038
Intesa Sanpaolo SpA	208,887	556,156
Telecom Italia SpA	1,569,188	2,183,397
UniCredit SpA	1,930,514	4,087,320
Unione di Banche Italiane SCPA(a)	97,307	547,788
		8,203,601
Japan — 21.1%
Aeon Co., Ltd.(a)	112,000	1,346,699
Aisin Seiki Co., Ltd.	8,300	319,607
Ajinomoto Co., Inc.	107,000	1,266,642

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Alfresa Holdings Corp.(a)	3,400	$131,768
Amada Co., Ltd.	51,000	390,237
Aozora Bank Ltd.(a)	147,000	339,631
Asahi Kasei Corp.	81,000	543,320
Asatsu-DK, Inc.(a)	1,100	28,748
Bank of Kyoto Ltd.(a)	45,000	413,080
Bank of Yokohama Ltd.(a)	45,000	224,148
Canon Marketing Japan, Inc.(a)	8,000	90,429
Chiba Bank Ltd.(a)	78,000	486,380
Chugoku Bank Ltd.(a)	24,000	296,031
Chuo Mitsui Trust Holdings, Inc.	59,000	204,472
Citizen Holdings Co., Ltd.	68,900	409,951
Coca-Cola West Co., Ltd.(a)	7,200	137,731
COMSYS Holdings Corp.	9,000	89,771
Cosmo Oil Co., Ltd.(a)	111,000	314,366
Credit Saison Co., Ltd.	18,900	316,233
Dai Nippon Printing Co., Ltd.	119,000	1,334,787
Daicel Chemical Industries Ltd.	45,000	296,255
Dainippon Sumitomo Pharma Co.,
Ltd.(a)	28,000	265,375
Daishi Bank Ltd.	40,000	120,241
Daiwa House Industry Co., Ltd.	21,000	263,723
Daiwa Securities Group, Inc.(a)	131,000	574,412
Elpida Memory, Inc.(a)*	26,600	310,589
Fuji Heavy Industries Ltd.	79,000	610,372
Fuji Media Holdings, Inc.	84	123,957
FUJIFILM Holdings Corp.	113,700	3,529,424
Fujikura Ltd.	65,000	295,510
Fujitsu Ltd.	42,000	238,942
Fukuoka Financial Group, Inc.	153,000	636,669
Glory Ltd.	7,800	174,980
Gunma Bank Ltd.(a)	55,000	289,671
H2O Retailing Corp.(a)	18,000	139,519
Hachijuni Bank Ltd.(a)	68,000	380,945
Hakuhodo DY Holdings, Inc.	2,090	111,114
Hankyu Hanshin Holdings, Inc.	4,000	15,800
Higo Bank Ltd.	29,000	167,505
Hiroshima Bank Ltd.(a)	27,000	117,384
Hitachi Capital Corp.	4,800	64,811
Hitachi High-Technologies Corp.	9,800	213,761
Hitachi Transport System Ltd.	1,800	30,788
Hokkoku Bank Ltd.	38,000	133,110
Hokuhoku Financial Group, Inc.	172,000	339,706
House Foods Corp.(a)	8,700	146,756
Hyakugo Bank Ltd.	31,000	125,147
Hyakujushi Bank Ltd.	35,000	124,775
Idemitsu Kosan Co., Ltd.(a)	7,700	818,732
Inpex Corp.	202	1,485,423
Isetan Mitsukoshi Holdings Ltd.	57,300	558,729
Iyo Bank Ltd.(a)	30,000	275,387
J Front Retailing Co., Ltd.(a)	112,000	492,491
JFE Holdings, Inc.	27,100	741,922
Joyo Bank Ltd.	91,000	380,933
JS Group Corp.	47,200	1,212,466
JTEKT Corp.	30,400	445,210
Juroku Bank Ltd.	33,000	102,478
JX Holdings, Inc.	446,500	2,989,423
Kagoshima Bank Ltd.	22,000	142,923
Kajima Corp.(a)	106,000	302,838
Kamigumi Co., Ltd.	32,000	298,516
Kandenko Co., Ltd.	9,000	43,712
Kaneka Corp.	55,000	360,040
Kawasaki Kisen Kaisha Ltd.(a)	104,000	361,717
Keiyo Bank	24,000	120,440
Kewpie Corp.(a)	7,900	100,388
Kinden Corp.	34,000	290,143
Konica Minolta Holdings, Inc.	17,500	145,426
Kyocera Corp.	9,000	911,124
Kyowa Hakko Kirin Co., Ltd.(a)	40,000	380,101
Mabuchi Motor Co., Ltd.(a)	1,500	75,461
Marui Group Co., Ltd.	55,700	420,665
Maruichi Steel Tube Ltd.	2,500	61,797
Mazda Motor Corp.(a)*	226,000	592,336
Mediceo Paltac Holdings Co., Ltd.	19,700	174,230
MEIJI Holdings Co., Ltd.	9,100	382,628
Mitsubishi Chemical Holdings Corp.	152,500	1,075,958
Mitsubishi Corp.	22,800	566,424
Mitsubishi Gas Chemical Co., Inc.	62,000	452,071
Mitsubishi Heavy Industries Ltd.(a)	482,000	2,257,177
Mitsubishi Logistics Corp.	10,000	111,918
Mitsubishi Materials Corp.	181,000	566,573
Mitsubishi Tanabe Pharma Corp.	15,000	250,606
Mitsubishi UFJ Financial Group, Inc.	917,400	4,444,271
Mitsubishi UFJ Financial Group, Inc.	1,031,340	4,981,372
Mitsui & Co., Ltd.	55,100	947,250
Mitsui & Co., Ltd., ADR	2,885	1,006,865
Mitsui Chemicals, Inc.(a)	200,000	725,421
Mitsui Engineering &
Shipbuilding Co., Ltd.(a)	44,000	95,646
Mitsui OSK Lines Ltd.(a)	172,000	920,837
Mitsui Sumitomo Insurance Group
Holdings, Inc.	64,900	1,512,358
Mitsumi Electric Co., Ltd.	7,700	75,752
Mizuho Financial Group, Inc.	2,600	4,263
Nagase & Co., Ltd.	24,000	294,243
Namco Bandai Holdings, Inc.(a)	23,800	285,582
Nanto Bank Ltd.	1,000	5,068
NEC Corp.(a)*	414,000	941,084
Nippon Express Co., Ltd.	132,000	532,886
Nippon Meat Packers, Inc.	27,067	386,647
Nippon Paper Group, Inc.(a)	14,200	314,321
Nippon Sheet Glass Co., Ltd.	210,000	649,525
Nippon Shokubai Co., Ltd.	25,000	303,708
Nippon Steel Corp.(a)	544,000	1,756,909
Nippon Television Network Corp.	1,030	146,238
Nippon Yusen(a)	228,000	843,972
Nisshin Seifun Group, Inc.	7,000	87,125
Nisshin Steel Co., Ltd.	175,000	332,588
Nisshinbo Holdings, Inc.	23,000	217,986
NOK Corp.(a)	16,200	276,288
Nomura Holdings, Inc.	84,200	414,175
NTN Corp.(a)	66,000	373,840
Obayashi Corp.	99,000	430,408
OJI Paper Co., Ltd.(a)	134,000	640,830

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Onward Holdings Co., Ltd.(a)	28,000	$235,464
Panasonic Corp.	192,900	2,348,202
Panasonic Corp., ADR(a)	98,061	1,200,267
Renesas Electronics Corp.(a)*	22,100	190,240
Rengo Co., Ltd.(a)	18,000	118,726
Ricoh Co., Ltd.	127,000	1,402,435
Rohm Co., Ltd.	14,400	821,912
San-In Godo Bank Ltd.	22,000	157,406
Sapporo Hokuyo Holdings, Inc.	32,000	133,557
SBI Holdings, Inc.	2,291	211,442
Seiko Epson Corp.(a)	28,000	482,753
Seino Holdings Corp.	23,000	164,847
Sekisui Chemical Co., Ltd.	58,000	493,510
Sekisui House Ltd.	158,000	1,464,108
Seven & I Holdings Co., Ltd.	112,900	3,024,971
Sharp Corp.(a)	182,000	1,652,593
Shiga Bank Ltd.	30,000	170,300
Shimizu Corp.(a)	90,000	373,393
Shinko Electric Industries Co. Ltd.(a)	8,600	80,547
Shinko Securities Co., Ltd.*	89,000	213,366
Shinsei Bank Ltd.(a)	193,000	191,789
Shizuoka Bank Ltd.(a)	64,000	586,696
Showa Denko KK(a)	214,000	441,264
SKY Perfect JSAT Holdings, Inc.(a)	167	68,767
Sohgo Security Services Co., Ltd.	7,900	88,514
Sojitz Corp.	149,700	278,927
Sony Corp., ADR	212,565	5,609,590
Sumitomo Bakelite Co., Ltd.(a)	55,000	366,872
Sumitomo Corp.(a)	207,400	2,805,523
Sumitomo Electric Industries Ltd.	144,800	2,099,020
Sumitomo Forestry Co., Ltd.	28,200	257,462
Sumitomo Mitsui Financial Group, Inc.	170,400	5,223,864
Suzuken Co., Ltd.(a)	11,400	262,396
Suzuki Motor Corp.	20,800	466,356
Taiheiyo Cement Corp.(a)	117,000	247,065
Taisei Corp.(a)	181,000	413,689
Taisho Pharmaceutical Co., Ltd.(a)	19,000	427,178
Takashimaya Co., Ltd.(a)	45,000	309,111
TDK Corp.(a)	11,100	608,049
Teijin Ltd.	66,000	289,398
The 77 Bank Ltd.	60,000	260,853
The Nishi-Nippon City Bank Ltd.	89,000	262,009
The Yokohama Rubber Co., Ltd.	28,000	160,686
Toda Corp.	30,000	108,440
TOKAI RIKA Co., Ltd.	5,900	113,595
Tokuyama Corp.	46,000	230,843
Tokyo Broadcasting System
Holdings, Inc.	6,900	83,052
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	169,189
Tokyo Tatemono Co., Ltd.(a)	69,000	250,270
Toppan Printing Co., Ltd.	175,000	1,352,090
Tosoh Corp.(a)	86,000	343,979
Toyo Seikan Kaisha Ltd.	58,000	970,449
Toyota Auto Body Co., Ltd.	7,000	114,602
Toyota Motor Corp.	87,100	3,570,337
Toyota Motor Corp., ADR	50,471	4,159,820
Toyota Tsusho Corp.	30,600	521,878
TV Asahi Corp.	47	71,050
UNY Co., Ltd.(a)	39,000	360,909
Wacoal Holdings Corp.(a)	14,000	174,424
Yamaguchi Financial Group, Inc.	51,000	474,492
Yamaha Corp.	32,700	370,848
Yamato Holdings Co., Ltd.	23,100	361,830
Yamato Kogyo Co., Ltd.	2,000	61,959
Yamazaki Baking Co., Ltd.	18,000	240,581
		113,190,890
Netherlands — 3.6%
Aegon NV*	301,021	2,053,416
Akzo Nobel NV	40,340	2,544,708
APERAM(a)	6,205	200,929
ArcelorMittal	153,889	5,353,692
ING Groep NV*	64,039	788,341
Koninklijke DSM NV	32,361	2,100,276
Koninklijke Philips Electronics NV	153,588	3,944,470
STMicroelectronics NV(a)	240,145	2,392,799
		19,378,631
New Zealand — 0.1%
Auckland International Airport Ltd.	30,924	57,006
Contact Energy Ltd.(a)*	110,499	490,699
		547,705
Norway — 1.0%
Aker ASA, Series A	823	21,890
DnB NOR ASA	60,038	836,836
Norsk Hydro ASA	267,912	2,051,369
Orkla ASA	161,370	1,534,393
Renewable Energy Corp., ASA(a)*	103,977	178,751
Storebrand ASA	71,400	608,240
Telenor ASA	22,659	371,060
		5,602,539
Portugal — 0.1%
Banco Comercial Portugues SA(a)*	210,790	125,328
Banco Espirito Santo SA(a)	97,975	365,141
		490,469
Singapore — 1.1%
CapitaLand Ltd.	391,000	926,329
CapitaMalls Asia Ltd.	9,000	10,771
DBS Group Holdings Ltd.	8,275	98,764
Fraser & Neave Ltd.	143,500	676,435
Golden Agri-Resources Ltd.	1,188,000	657,689
Neptune Orient Lines Ltd.(a)	150,749	187,777
Overseas Union Enterprise Ltd.(a)	64,000	148,498
Singapore Airlines Ltd.	165,340	1,908,753
Singapore Land Ltd.(a)	3,000	17,390
United Industrial Corp., Ltd.(a)	177,000	410,690
UOL Group Ltd.	138,000	559,505
Venture Corp., Ltd.(a)	16,000	111,243
Wheelock Properties
Singapore Ltd.(a)	69,000	101,115
		5,814,959

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 3.0%
Acciona SA	8,496	$901,735
Banco de Sabadell SA(a)	287,124	1,186,662
Banco Espanol de Credito SA(a)	24,978	193,062
Banco Popular Espanol SA(a)	305,612	1,719,994
Banco Santander SA	181,807	2,099,424
Criteria Caixacorp SA	204,466	1,427,085
EDP Renovaveis SA*	18,086	119,309
Gas Natural SDG SA(a)	78,770	1,650,028
Iberdrola Renovables SA	265,706	1,173,665
International Consolidated
Airlines Group SA*	171,157	696,910
Mapfre SA	18,659	69,269
Repsol YPF SA(a)	131,841	4,577,069
		15,814,212
Sweden — 2.4%
Boliden AB	11,180	206,448
Holmen AB, B Shares	18,717	583,538
Nordea Bank AB	229,997	2,472,617
Skandinaviska Enskilda Banken AB,
Series A	230,385	1,883,087
SSAB Svenskt Stal AB, Series A	42,025	628,196
SSAB Svenskt Stal AB, Series B	17,977	235,612
Svenska Cellulosa AB, Series B	131,362	1,849,394
Swedbank AB, Class A	74,648	1,254,519
Tele2 AB, Class B	45,259	894,418
Telefonaktiebolaget LM Ericsson	139,856	2,016,516
TeliaSonera AB	79,175	580,807
		12,605,152
Switzerland — 5.0%
Adecco SA*	32,604	2,090,224
Alpiq Holding AG	126	44,960
Baloise Holding AG	14,302	1,475,704
Banque Cantonale Vaudoise	335	201,219
Givaudan SA*	1,372	1,451,554
Holcim Ltd.*	68,705	5,185,052
Lonza Group AG*	5,819	455,415
Novartis AG	14,519	887,256
Swiss Life Holding AG*	5,342	876,196
Swiss Re Ltd.	89,949	5,050,838
UBS AG*	25,497	464,905
Zurich Financial Services AG*	34,176	8,642,067
		26,825,390
United Kingdom — 16.8%
Amlin PLC	54,900	357,822
Associated British Foods PLC	99,828	1,735,172
Aviva PLC	557,939	3,931,090
Barclays PLC	428,125	1,762,118
Barclays PLC, ADR(a)	130,213	2,139,400
BP PLC, ADR	49,993	2,214,190
Carnival PLC	36,295	1,409,698
Carnival PLC, ADR(a)	24,609	953,044
International Power PLC(a)	409,589	2,114,760
J Sainsbury PLC	374,389	1,979,286
Kazakhmys PLC	42,677	945,224
Kingfisher PLC	803,327	3,445,011
Legal & General Group PLC	105,571	200,274
Lloyds Banking Group PLC*	181,721	142,910
Lloyds Banking Group PLC, ADR*	3,866	12,062
Mondi PLC	22,915	228,204
Old Mutual PLC	783,000	1,676,407
Pearson PLC	22,584	426,255
Pearson PLC, ADR	75,300	1,431,453
Resolution Ltd.	18,528	87,425
Rexam PLC	261,984	1,609,565
Royal & Sun Alliance
Insurance Group PLC	52,708	114,117
Royal Bank of
Scotland Group PLC, ADR(a)*	22,911	285,242
Royal Dutch Shell PLC	154,388	5,510,742
Royal Dutch Shell PLC, A Shares	1,890	67,280
Royal Dutch Shell PLC, ADR(a)	256,493	18,403,373
Vodafone Group PLC	86,900	2,321,968
Vodafone Group PLC, ADR	7,123,372	18,898,191
WM Morrison Supermarkets PLC	611,503	2,921,724
Wolseley PLC	49,550	1,615,955
WPP PLC	201,712	2,525,155
Xstrata PLC	388,338	8,548,058
		90,013,175
TOTAL COMMON STOCKS
(Identified Cost $454,414,092)		531,138,853

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,731	216,632

TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		216,632

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Banco Popular Espanol SA(a) expires
12/31/2049*	305,612	22,159
CaixaBank expires 7/15/2011*	204,466	15,418
		37,577
Italy — 0.0%
Banca Monte dei Paschi di
Siena SpA(a) expires 7/8/2011*	351,512	27,017

TOTAL RIGHTS & WARRANTS
(Identified Cost $111,615)		64,594

SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	1,908,034	1,908,034
		1,908,035
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,908,035)		1,908,035

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 17.3%
Short-Term — 17.3%
State Street Navigator Securities
Lending Prime Portfolio	92,771,352	$92,771,352
		92,771,352
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $92,771,352)		92,771,352

Total Investments — 116.7%
(Identified Cost $549,374,303)#		626,099,466
Liabilities, Less Cash and
Other Assets — (16.7%)		(89,766,132)
Net Assets — 100.0%		$536,333,334

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of June 30, 2011, the market value of the securities on loan was $90,185,039.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $549,686,995. Net unrealized appreciation aggregated $76,412,471 of which $102,547,743 related to appreciated investment securities and $26,135,272 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings June 30, 2011
(As a percentage of net assets):

Industry	Percentage
Oil, Gas & Consumable Fuels	12.7%
Commercial Banks	12.3%
Insurance	12.0%
Metals & Mining	7.1%
Automobiles	5.4%
Wireless Telecommunication Services	4.0%
Food & Staples Retailing	3.8%
Media	3.7%
Chemicals	2.7%
Diversified Telecommunication Services	2.4%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company
Portfolio	13,112,312	$231,432,310

TOTAL MUTUAL FUNDS
(Identified Cost $136,781,908)		231,432,310

Total Investments — 100.1%
(Identified Cost $136,781,908)#		231,432,310
Liabilities, Less Cash and
Other Assets — (0.1%)		(184,451)
Net Assets — 100.0%		$231,247,859

†	See Note 1.
#
At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $160,586,570. Net unrealized appreciation aggregated $70,845,740, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 94.6%
Brazil — 9.3%
Banco Santander Brasil SA	6,200	$72,701
Banco Santander Brasil SA, ADR	97,255	1,138,856
BM&FBOVESPA SA	136,300	902,175
BR Malls Participacoes SA	34,200	391,164
BRF - Brasil Foods SA	14,600	247,910
BRF - Brasil Foods SA, ADR	23,992	415,781
Brookfield Incorporacoes SA	18,200	88,746
Cosan SA Industria e Comercio	15,500	244,321
Embraer SA, ADR	200	6,156
Fibria Celulose SA, ADR	25,799	340,289
Gafisa SA	15,294	144,681
Gerdau SA	6,900	63,135
Gerdau SA, ADR	69,780	734,086
JBS SA*	74,315	256,185
Magnesita Refratarios SA*	7,500	36,523
Marfrig Alimentos SA	18,499	182,542
MPX Energia SA*	4,200	104,902
Petroleo Brasileiro SA, ADR	43,636	1,477,515
Rossi Residencial SA	10,500	85,849
Sul America SA	4,800	60,283
Usinas Siderurgicas de
Minas Gerais SA	25,400	382,143
		7,375,943
Chile — 2.9%
Cencosud SA	45,361	326,607
Cia General de Electricidad	18,040	103,450
Empresas CMPC SA	13,302	709,857
Empresas COPEC SA	28,567	540,961
Enersis SA, ADR	29,100	672,210
		2,353,085
China — 13.4%
Agile Property Holdings Ltd.	73,859	114,466
Angang Steel Co., Ltd., H Shares	78,000	85,200
Bank of China Ltd., H Shares	4,486,902	2,191,067
Bank of Communications Co.,
Ltd., H Shares	444,000	426,215
Beijing Capital International Airport Co.,
Ltd., H Shares	132,000	61,745
Beijing Enterprises Holdings Ltd.	36,500	190,200
Chaoda Modern Agriculture
Holdings Ltd.	62,354	26,843
China Agri-Industries Holdings Ltd.	77,000	81,634
China BlueChemical Ltd.	56,000	46,345
China Citic Bank Corp Ltd., H Shares*	440,000	273,668
China Coal Energy Co.	243,000	327,260
China Communication Services Corp.,
Ltd., H Shares	118,000	69,753
China Communications Construction
Co., Ltd.	247,000	212,666
China Construction Bank Corp.,
H Shares	302,810	251,379
China COSCO Holdings Co., Ltd.,
H Shares	110,000	86,087
China Dongxiang Group Co.	119,000	37,772
China Everbright Ltd.	54,000	102,841
China Merchants Holdings
International Co., Ltd.	70,756	273,688
China Minsheng Banking Corp. Ltd.,
H Shares	249,500	229,887
China Petroleum & Chemical Corp.	11,371	1,153,474
China Railway Construction Corp., Ltd.	99,500	83,367
China Resources Land Ltd.	118,000	212,596
China Shipping Container Lines Co., Ltd.,
H Shares*	130,200	43,837
China Shipping Development Co. Ltd.,
H Shares	49,543	45,521
China Travel International Inv HK	208,000	35,817
China Unicom Hong Kong Ltd.	42,000	84,737
China Unicom Hong Kong Ltd., ADR	38,409	778,551
China Zhongwang Holdings Ltd.	66,400	29,865
Citic Pacific Ltd.	126,000	315,093
Citic Resources Holdings Ltd.*	228,000	42,191
COSCO Pacific Ltd.	76,000	133,606
Country Garden Holdings Co.	226,000	99,035
Dalian Port PDA Co., Ltd., H Shares	128,000	45,399
Fosun International	163,500	123,964
Franshion Properties China Ltd.	238,000	60,558
Fushan International Energy
Group Ltd.	148,000	90,340
Glorious Property Holdings Ltd.*	60,000	18,736
Greentown China Holdings Ltd.	34,500	32,985
Guangshen Railway Co., Ltd., ADR	3,500	73,500
Guangzhou Automobile Group Co.,
Ltd., H Shares	140,870	171,976
Guangzhou R&F Properties Co., Ltd.	66,800	91,336
Harbin Power Equipment Co., Ltd.	34,000	38,755
Hidili Industry International
Development Ltd.	60,000	51,660
Hopson Development Holdings Ltd.	10,000	9,008
Hunan Non-Ferrous Metal Corp., Ltd.,
H Shares*	96,000	34,296
Industrial & Commercial Bank of China	157,795	119,841
Kaisa Group Holdings Ltd.*	13,000	4,811
Kingboard Chemical Holdings Ltd.	37,000	171,409
KWG Property Holding Ltd.	72,000	47,743
Maanshan Iron & Steel, H Shares	128,000	58,887
Metallurgical Corp. of China Ltd.,
H Shares	9,000	3,481
New World China Land Ltd.	99,200	35,567
Nine Dragons Paper Holdings Ltd.	54,000	47,049
Poly Hong Kong Investments Ltd.	150,000	98,693
Semiconductor Manufacturing
International Corp.*	994,000	80,473
Semiconductor Manufacturing
International Corp., ADR*	7,700	30,184
Shanghai Industrial Holdings Ltd.	55,000	202,494
Shenzhen International Holdings	297,500	23,321
Shenzhen Investment Ltd.	108,000	32,476
Shimao Property Holdings Ltd.	45,500	56,132
Shougang Concord International
Enterprises Co., Ltd.	264,000	25,784
Shui On Land Ltd.	148,281	65,168
Sino-Ocean Land Holdings Ltd.	228,434	116,834
Sinofert Holdings Ltd.	120,000	52,585
See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sinotrans Ltd., H Shares	106,000	$25,064
Sinotrans Shipping Ltd.	74,573	22,041
Sinotruk Hong Kong Ltd.	60,000	41,790
Soho China Ltd.	124,000	110,906
TCC International Holdings Ltd.	64,000	35,447
Tian An China Investment	10,000	6,297
Travelsky Technology Ltd., H Shares	118,500	74,617
Weiqiao Textile Co., H Shares	33,000	24,978
Xinjiang Xinxin Mining Industry Co.,
Ltd., H Shares	66,000	37,149
Yuexiu Property Co., Ltd.*	267,800	50,933
		10,691,073
Czech Republic — 0.4%
Telefonica O2 Czech Republic AS	5,541	144,216
Unipetrol*	14,712	152,023
		296,239
Hungary — 0.3%
Egis Gyogyszergyar Nyrt	1,851	198,962
OTP Bank Nyrt	2,446	79,610
		278,572
India — 9.0%
Aditya Birla Nuvo Ltd.	2,706	54,553
Ambuja Cements Ltd.	67,211	200,719
Amtek Auto Ltd.	7,584	27,645
Ashok Leyland Ltd.	33,000	35,988
Bajaj Finserv Ltd.	1,407	16,272
Bajaj Holdings and Investment Ltd.	1,407	22,882
Bank of Baroda	4,881	95,846
Bank of India	7,035	65,121
Bhushan Steel Ltd.	7,490	73,899
Bombay Rayon Fashions Ltd.	9,393	59,465
Cairn India Ltd.*	37,422	261,730
Canara Bank*	5,493	64,579
Central Bank Of India	22,808	63,369
DLF Ltd.	24,001	112,965
Essar Ports Ltd.*	2,998	6,673
Essar Shipping Ltd.*	1,499	2,845
Federal Bank Ltd.	9,627	96,911
HCL Infosystems Ltd.	6,893	13,646
Hindalco Industries Ltd.	86,851	350,299
Housing Development &
Infrastructure Ltd.*	8,468	30,271
ICICI Bank Ltd., ADR	32,610	1,607,673
IDBI Bank Ltd.	16,131	49,292
Idea Cellular Ltd.*	42,169	75,183
IFCI Ltd.	41,672	42,695
Indiabulls Financial Services Ltd.	3,968	14,380
Indiabulls Real Estate Ltd.*	3,491	8,825
Indiabulls Wholesale Services Ltd.*	2,253	524
Indian Bank	12,173	57,989
Indian Hotels Co., Ltd.	19,676	34,046
Infrastructure Development
Finance Co., Ltd.	13,923	40,739
ING Vysya Bank Ltd.	6,545	50,219
IVRCL Infrastructures & Projects Ltd.	2,900	4,538
Jammu & Kashmir Bank Ltd.	2,469	46,182
Jindal Saw Ltd.	11,615	41,274
JSW Steel Ltd.	10,487	208,086
MAX India Ltd.*	13,200	54,067
National Aluminium Co., Ltd.	72,404	134,110
Oriental Bank Of Commerce	7,526	55,499
Patni Computer Systems Ltd., ADR	3,300	48,180
PTC India Ltd.	3,148	5,609
Reliance Capital Ltd.	3,149	40,921
Reliance Communications Ltd.	23,732	50,965
Reliance Industries Ltd.	20,543	411,319
Reliance Industries Ltd., GDR, 144A	21,509	865,522
Reliance Power Ltd.*	39,511	102,838
Rural Electrification Corp. Ltd.	5,789	25,285
Shipping Corp. of India Ltd.	13,851	31,682
State Bank of India Ltd.	1,500	80,432
State Bank of India Ltd., GDR	1,400	154,140
Steel Authority of India Ltd.	21,523	65,986
Sterlite Industries India Ltd., ADR	26,322	396,146
Suzlon Energy Ltd.*	24,533	26,343
Syndicate Bank	19,381	50,986
Tata Chemicals Ltd.	6,115	51,024
Tata Communications Ltd., ADR*	1,300	11,401
Tata Steel Ltd., ADR	23,636	323,589
Tata Tea Ltd.	29,240	63,252
The Great Eastern Shipping Co., Ltd.	5,045	32,960
Union Bank Of India	6,100	40,228
Unitech Ltd.	18,966	13,640
United Phosphorus Ltd.	11,000	37,403
Videocon Industries Ltd.	6,099	29,606
		7,140,456
Indonesia — 2.8%
Aneka Tambang Tbk PT	333,000	80,575
Bakrie and Brothers Tbk PT*	584,500	4,567
Bakrie Telecom Tbk PT*	551,500	23,474
Barito Pacific Tbk PT*	253,500	29,265
Ciputra Development Tbk PT*	57,000	2,858
Indika Energy Tbk PT	92,000	41,304
Matahari Putra Prima Tbk PT	17,500	2,469
PT Bank Danamon Indonesia Tbk	215,970	151,107
PT Bank Negara Indonesia
Persero Tbk	446,866	201,925
PT Bank Pan Indonesia Tbk*	1,140,000	120,973
PT Bumi Resources Tbk	1,551,500	533,721
PT Global Mediacom Tbk	290,000	28,407
PT Gudang Garam Tbk	34,000	197,446
PT Indah Kiat Pulp and Paper
Corp., Tbk*	249,000	37,457
PT Indofood Sukses Makmur Tbk	536,500	359,731
PT International Nickel Indonesia Tbk	319,000	167,395
PT Lippo Karawaci Tbk	1,964,375	148,894
PT Medco Energi Internasional Tbk	276,000	75,634
		2,207,202
Israel — 0.0%
Makhteshim-Agan Industries Ltd.*	—	—
		—

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea — 14.8%
BS Financial Group, Inc.*	8,140	$115,126
CJ Corp.	1,214	82,666
Daelim Industrial Co., Ltd.	1,667	200,636
Daewoo Engineering &
Construction Co., Ltd.*	4,710	47,204
Daishin Securities Co., Ltd.	2,090	26,721
DGB Financial Group, Inc.*	5,580	84,668
Dongkuk Steel Mill Co., Ltd.	1,440	55,299
GS Engineering & Construction Corp.	1,134	138,079
GS Holdings Corp.	3,350	245,057
Hana Financial Group, Inc.	12,730	444,742
Hanjin Heavy Industries &
Construction Co., Ltd.*	2,605	87,472
Hanjin Shipping Co., Ltd.	2,728	57,108
Hanwha Corp.	1,240	56,620
Hanwha Securities Co., Ltd.	5,010	28,531
Hyosung Corp.	685	58,899
Hyundai Development Co.	2,790	78,135
Hyundai Mipo Dockyard	514	81,603
Hyundai Motor Co.	7,538	1,673,307
Hyundai Securities Co.	8,977	100,057
Hyundai Steel Co.	3,290	399,059
Industrial Bank of Korea	12,480	218,004
KB Financial Group, Inc., ADR	23,644	1,130,183
KCC Corp.	487	152,351
Korea Exchange Bank	20,440	183,791
Korea Express Co., Ltd.*	282	28,526
Korea Investment Holdings Co., Ltd.	1,510	51,057
LG Display Co., Ltd., ADR	25,772	362,097
LG Electronics, Inc.	5,705	442,977
LG Uplus Corp.	8,570	46,476
Lotte Chilsung Beverage Co., Ltd.	40	49,454
Lotte Confectionery Co., Ltd.	20	31,864
Lotte Shopping Co., Ltd.	668	318,468
Mirae Asset Securities Co., Ltd.	670	28,145
Nong Shim Co., Ltd.	200	45,614
Pacific Corp.	369	74,999
Poongsan Corp.	630	22,718
POSCO, ADR	13,444	1,460,287
Samsung C&T Corp.	5,831	447,845
Samsung SDI Co., Ltd.	2,016	308,730
Shinhan Financial Group Co., Ltd.	3,190	152,083
Shinhan Financial Group Co., Ltd., ADR	12,205	1,171,070
SK Chemicals Co., Ltd.	810	54,321
SK Holdings Co., Ltd.	2,008	347,942
SK Networks Co., Ltd	5,270	53,803
STX Offshore & Shipbuilding Co., Ltd.	4,700	138,889
STX Pan Ocean Co., Ltd.	9,240	64,736
Taekwang Industrial Co., Ltd.	18	27,818
Tong Yang Securities, Inc.	3,060	17,827
Woori Finance Holdings Co., Ltd.	5,520	72,125
Woori Finance Holdings Co., Ltd., ADR	3,675	145,199
Woori Investment & Securities Co., Ltd.	5,290	84,975
Young Poong Corp.	25	25,055
		11,820,418
Malaysia — 3.5%
Affin Holdings Berhad	96,900	106,864
Alliance Financial Group Berhad	97,000	102,156
AMMB Holdings Berhad	201,687	434,834
Batu Kawan Berhad	18,800	106,592
Berjaya Corp. Berhad	244,700	98,058
Berjaya Land Berhad	215,200	78,397
Boustead Holdings Berhad	41,440	84,815
DRB-Hicom Berhad	44,100	33,154
EON Capital Berhad	12,900	10,980
Gamuda Berhad	50,000	63,752
HAP Seng Consolidated Berhad	6,000	10,432
Hong Leong Financial Group Berhad	26,900	117,417
IGB Corp. Berhad	99,283	70,365
IJM Corp. Berhad	138,180	295,168
KLCC Property Holdings Berhad	72,000	79,881
Kulim Malaysia Berhad	15,200	17,871
MISC Berhad	39,720	96,686
MMC Corp. Berhad	109,900	102,639
Oriental Holdings Berhad	36,360	62,256
OSK Holdings Berhad	81,500	41,297
Pos Malaysia Berhad	38,700	42,295
PPB Group Berhad	55,300	315,372
Proton Holdings Berhad	27,000	29,598
RHB Capital Berhad	48,711	147,770
Shell Refining Co., Federation of
Malaya Berhad	8,600	29,849
TA Enterprise Berhad	92,600	21,620
TA Global Berhad	55,560	6,808
YTL Corp. Berhad	282,540	145,036
		2,751,962
Mexico — 6.3%
Alfa SAB de CV-Class A	31,400	467,976
Cemex SAB de CV, ADR*	30,382	261,285
Coca-Cola Femsa SAB de CV, ADR	3,000	279,030
Corp. GEO SAB de CV-Series B*	34,571	79,721
Desarrolladora Homex SAB de CV*	9,000	37,665
Embotelladoras Arca SAB de CV	54,610	390,854
Empresas ICA SAB de CV, ADR*	8,400	77,448
Fomento Economico Mexicano SAB
de CV, ADR	20,700	1,376,343
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	5,200	212,992
Grupo Aeroportuario del Sureste SAB
de CV, ADR	1,900	111,986
Grupo Carso SAB de CV-Ser A	47,917	158,789
Grupo Financiero Banorte SAB de CV	88,400	401,362
Grupo Financiero Inbursa SA	35,600	182,401
Grupo Mexico SAB de CV- Ser B	81,056	267,637
Industrias CH SAB de CV- Ser B*	22,900	86,057
Inmuebles Carso SAB de CV*	47,917	48,210
Minera Frisco SAB de CV*	47,917	229,671
Organizacion Soriana SAB de
CV- Class B	94,800	284,274
Urbi Desarrollos Urbanos SAB DE CV*	36,800	80,776
		5,034,477

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines — 0.4%
Banco de Oro Unibank, Inc.	10,000	$12,611
Megaworld Corp.	829,000	38,069
Metropolitan Bank & Trust	80,019	129,257
San Miguel Corp.	7,230	19,220
Universal Robina Corp.	100,000	94,150
		293,307
Poland — 1.6%
Asseco Poland SA	5,875	106,156
Bank Millennium SA	20,000	39,376
Echo Investment SA*	13,010	23,480
Getin Holding SA*	4,613	21,494
Grupa Lotos SA*	10,150	167,082
KGHM Polska Miedz SA	701	50,349
Kredyt Bank SA	9,268	58,457
Netia SA*	10,000	21,000
Polimex Mostostal SA	38,014	44,628
Polski Koncern Naftowy Orlen*	36,737	693,138
Synthos SA	40,823	75,907
		1,301,067
Russia — 4.8%
Gazprom OAO, ADR	176,716	2,576,182
Lukoil OAO, ADR	14,376	914,313
RusHydro, ADR	884	4,248
Surgutneftegaz, ADR	33,618	332,818
		3,827,561
South Africa — 8.5%
ABSA Group Ltd.	12,497	249,153
Aeci Ltd.	6,832	85,276
African Rainbow Minerals Ltd.	5,732	159,792
ArcelorMittal South Africa Ltd.	16,923	197,691
Aveng Ltd.	20,746	109,839
Barloworld Ltd.	23,324	237,662
Caxton and CTP Publishers and
Printers Ltd.	18,814	41,764
DataTec Ltd.	6,000	34,216
Gold Fields Ltd., ADR	50,300	733,877
Grindrod Ltd.	15,332	31,631
Harmony Gold Mining Co., Ltd., ADR	30,300	400,566
Imperial Holdings Ltd.	9,604	172,215
Investec Ltd.	25,999	214,511
JD Group Ltd.	12,010	75,007
Liberty Holdings Ltd.	8,197	87,161
Medi-Clinic Corp., Ltd.	19,471	89,266
Mmi Holdings Ltd.	24,389	61,281
Mondi Ltd.	10,541	102,872
Nampak Ltd.	5,396	18,075
Nedbank Group Ltd.	20,163	436,848
Northam Platinum Ltd.	15,969	100,299
Sanlam Ltd.	214,984	876,240
Sappi Ltd., ADR*	44,820	228,582
Sasol Ltd., ADR	9,800	518,322
Standard Bank Group Ltd.	65,317	965,681
Steinhoff International Holdings Ltd.*	132,740	451,314
Telkom SA Ltd.	12,549	68,296
		6,747,437
Taiwan — 12.5%
Acer, Inc.	66,000	114,889
Advanced Semiconductor
Engineering, Inc.	12,009	13,170
Altek Corp.	15,000	21,751
AmTRAN Technology Co., Ltd.	13,000	11,089
Asia Cement Corp.	126,270	180,238
Asia Optical Co., Inc.*	16,000	27,295
Asustek Computer, Inc.	18,812	186,656
AU Optronics Corp., ADR*	68,934	474,266
BES Engineering Corp.	111,000	36,403
Capital Securities Corp.	60,750	29,293
Cathay Real Estate Development
Co., Ltd.	100,000	51,874
Chang Hwa Commercial Bank	394,000	323,721
Cheng Uei Precision Industry Co., Ltd.	18,180	47,470
Chimei Innolux Corp.*	298,856	213,294
China Development Financial
Holding Corp.	869,888	352,819
China Manmade Fibers Corp.*	89,000	38,731
China Motor Corp.	39,195	40,323
China Petrochemical Development Corp.*	76,320	87,152
China Synthetic Rubber Corp.	56,203	58,896
Chinatrust Financial Holding Co., Ltd.	581,130	505,797
CMC Magnetics Corp.*	165,000	37,339
Compal Electronics, Inc.	118,000	144,606
Compeq Manufacturing Co., Ltd.*	100,000	46,478
D-Link Corp.	41,000	37,469
E.Sun Financial Holding Co., Ltd.	246,150	174,821
Elitegroup Computer Systems Co., Ltd.	39,610	12,066
Evergreen International Storage &
Transport Corp.	17,000	14,560
Evergreen Marine Corp. Taiwan Ltd.*	96,000	77,205
Far Eastern International Bank	65,816	32,767
First Financial Holding Co., Ltd.	370,519	306,363
Formosa Taffeta Co., Ltd.	67,000	73,476
Formosan Rubber Group, Inc.	23,000	24,262
Fubon Financial Holding Co., Ltd.	178,490	274,351
Gigabyte Technology Co., Ltd.	27,000	30,268
Goldsun Development & Construction
Co., Ltd.	54,409	27,277
Greatek Electronics, Inc.	11,000	10,225
HannStar Display Corp.*	309,000	46,151
Hey Song Corp.	26,000	24,485
Hua Nan Financial Holdings Co., Ltd.	267,125	207,387
Inotera Memories, Inc.*	104,000	32,043
Inventec Co., Ltd.	143,104	74,732
King Yuan Electronics Co., Ltd.*	110,100	56,730
King’s Town Bank*	46,000	30,828
Kinpo Electronics*	122,000	38,779
Lien Hwa Industrial Corp.	61,000	46,297
LITE-ON IT Corp.	19,000	21,630
Lite-On Technology Corp.	138,090	181,726

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Macronix International	262,817	$161,038
Masterlink Securities Corp.	55,000	24,605
Mega Financial Holding Co., Ltd.	762,000	665,873
Micro-Star International Co., Ltd.	76,374	36,959
Mitac International	63,439	27,718
Nien Hsing Textile Co., Ltd.	19,000	15,247
Oriental Union Chemical Corp.	26,000	38,018
Pan-International Industrial	16,871	16,945
Pegatron Corp.*	56,249	58,259
Polaris Securities Co., Ltd.	173,000	126,783
POU Chen Corp.	135,133	124,672
President Securities Corp.	19,760	14,309
Qisda Corp.*	220,000	105,697
Radium Life Tech Co., Ltd.	25,000	32,726
Ritek Corp.*	140,399	38,761
Sanyang Industry Co., Ltd.	52,428	31,851
Shihlin Electric & Engineering Corp.	17,000	21,425
Shin Kong Financial Holding Co., Ltd.*	223,849	96,247
Shinkong Synthetic Fibers Corp.	92,048	38,295
Silicon Integrated Systems Corp.	27,456	15,390
Sincere Navigation Corp.	27,000	30,738
SinoPac Financial Holdings Co., Ltd.	443,000	191,244
Sunplus Technology Co., Ltd.*	20,999	11,917
Ta Chong Bank Co., Ltd.*	136,800	53,580
Taichung Commercial Bank*	135,976	53,731
Tainan Spinning Co., Ltd.	57,120	35,994
Taishin Financial Holding Co., Ltd.*	335,570	199,191
Taiwan Business Bank*	203,523	77,587
Taiwan Cement Corp.	245,772	366,217
Taiwan Cooperative Bank	318,455	258,880
Taiwan Glass Industrial Corp.	74,089	130,259
Tatung Co., Ltd.*	89,784	41,573
Teco Electric and Machinery Co., Ltd.	247,000	178,004
Ton Yi Industrial Corp.	59,000	34,919
Tong Yang Industry Co., Ltd.	35,000	43,379
Tung Ho Steel Enterprise Corp.	43,000	48,803
Unimicron Technology Corp.	36,000	64,045
Union Bank Of Taiwan*	22,000	7,966
United Microelectronics Corp.	1,099,513	545,479
UPC Technology Corp.	19,000	15,214
Walsin Lihwa Corp.*	237,000	118,816
Walsin Technology Corp.*	55,996	26,805
Wan Hai Lines Ltd.*	73,000	55,277
Waterland Financial Holdings	167,590	75,266
Winbond Electronics Corp.*	311,000	92,033
Wintek Corp.*	11,000	14,610
Yageo Corp.	227,000	103,133
Yang Ming Marine Transport Corp.*	68,514	51,999
Yieh Phui Enterprise	127,184	51,363
Yuanta Financial Holding Co., Ltd.	126,000	87,294
Yuen Foong Yu Paper
Manufacturing Co., Ltd.	148,163	68,089
Yulon Motor Co., Ltd.	91,272	224,021
		9,947,692
Thailand — 2.2%
Bangkok Bank PCL, ADR	99,000	509,097
Bangkok Expressway PCL	63,900	37,227
Bank of Ayudhya PCL	124,600	115,577
Esso Thailand PCL	97,600	35,895
IRPC PCL	901,900	157,043
Kiatnakin Bank PCL	33,300	35,766
Krung Thai Bank PCL	358,700	219,481
Precious Shipping PCL	58,400	28,131
PTT Aromatics & Refining PCL	78,000	95,199
PTT Chemical PCL	23,800	113,868
Thai Airways International PCL	41,400	39,076
Thai Oil PCL	52,600	127,541
Thai Plastic & Chemical PCL	75,800	73,395
Thanachart Capital PCL	81,200	75,320
Total Access Communication PCL	45,100	80,365
TPI Polene PCL	113,900	43,373
		1,786,354
Turkey — 1.9%
Aksigorta AS	14,835	14,808
Arcelik AS	20,351	104,075
Aygaz AS	10,227	66,164
Eregli Demir ve Celik Fabrikalari TAS	84,977	216,762
KOC Holding AS	61,514	264,552
Petkim Petrokimya Holding AS*	15,985	24,130
Sekerbank TAS	45,363	31,304
Tekfen Holding AS	23,735	81,895
Trakya Cam Sanayi AS	16,808	35,832
Turk Sise ve Cam Fabrikalari AS	53,209	116,384
Turkiye Is Bankasi	123,665	379,453
Turkiye Sinai Kalkinma Bankasi AS	28,595	45,808
Turkiye Vakiflar Bankasi TAO	49,100	111,027
		1,492,194
TOTAL COMMON STOCKS
(Identified Cost $61,688,653)		75,345,039

PREFERRED STOCKS — 4.3%
Brazil — 4.3%
Banco do Estado do Rio Grande
do Sul SA	10,700	122,725
Braskem SA, ADR	10,100	293,708
Cia Brasileira de Distribuicao Grupo Pao
de Acucar, ADR	496	23,287
Klabin SA, PF	50,821	188,871
Petroleo Brasileiro SA	18,594	282,607
Petroleo Brasileiro SA, ADR	52,402	1,607,693
Suzano Papel e Celulose SA	24,800	179,407
Telemar Norte Leste SA, PR A	4,700	156,300
Usinas Siderurgicas de Minas
Gerais SA, PF A	65,050	571,035
		3,425,633
TOTAL PREFERRED STOCKS
(Identified Cost $3,532,408)		3,425,633

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
RIGHTS & WARRANTS — 0.0%
Brazil — 0.0%
JBS SA., expires 07/05/2011*	11,608	$—
MPX Energia SA., expires 07/25/2011*	667	3,804
		3,804
China — 0.0%
China Citic Bank Corp.,
expires 07/20/2011*	88,000	9,386
		9,386
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		13,190

SHORT-TERM INVESTMENTS — 0.7%
United States — 0.7%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	547,009	547,009
		547,010
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $547,010)		547,010

Total Investments — 99.6%
(Identified Cost $65,768,071)#		79,330,872
Cash and Other Assets,
Less liabilities — 0.4%		344,012
Net Assets — 100.0%		$79,674,884

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $65,768,110. Net unrealized appreciation aggregated $13,562,762 of which $17,369,102 related to appreciated investment securities and $3,806,340 related to depreciated investment securities.

Key to abbreviations:
ADR —	American Depository Receipt
GDR —	Global Depository Receipt
144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings June 30, 2011
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.5%
Oil, Gas & Consumable Fuels	16.2%
Metals & Mining	10.9%
Industrial Conglomerates	3.7%
Food Products	3.1%
Real Estate Management & Development	2.9%
Automobiles	2.8%
Beverages	2.7%
Diversified Financial Services	2.5%
Electronic Equipment, Instruments & Components	2.4%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Real Estate Investment Trusts (REITs) — 99.1%
Acadia Realty Trust	9,122	$185,450
Agree Realty Corp.	1,800	40,194
Alexander’s, Inc.	600	238,200
Alexandria Real Estate Equities, Inc.	12,484	966,511
American Campus Communities, Inc.	15,413	547,470
Apartment Investment &
Management Co.	27,129	692,603
Ashford Hospitality Trust, Inc.	10,043	125,035
Associated Estates Realty Corp.	8,960	145,600
AvalonBay Communities, Inc.	19,885	2,553,234
BioMed Realty Trust, Inc.	29,836	574,045
Boston Properties, Inc.	31,933	3,390,007
Brandywine Realty Trust	30,194	349,948
BRE Properties, Inc.	15,107	753,537
Camden Property Trust	15,952	1,014,866
CBL & Associates Properties, Inc.	31,622	573,307
Cedar Shopping Centers, Inc.	13,325	68,624
Cogdell Spencer, Inc.	10,904	65,315
Colonial Properties Trust	17,329	353,512
CommonWealth REIT	16,221	419,151
Corporate Office Properties Trust	15,135	470,850
Cousins Properties, Inc.	21,935	187,325
DCT Industrial Trust, Inc.	55,187	288,628
Developers Diversified Realty Corp.	52,213	736,203
DiamondRock Hospitality Co.	38,052	408,298
Digital Realty Trust, Inc.	20,896	1,290,955
Douglas Emmett, Inc.	25,318	503,575
Duke Realty Corp.	57,720	808,657
DuPont Fabros Technology, Inc.	13,674	344,585
EastGroup Properties, Inc.	5,858	249,024
Education Realty Trust, Inc.	16,275	139,477
Entertainment Properties Trust	10,577	493,946
Equity Lifestyle Properties, Inc.	6,592	411,604
Equity One, Inc.	12,095	225,451
Equity Residential	60,149	3,608,940
Essex Property Trust, Inc.	7,381	998,575
Extra Space Storage, Inc.	18,808	401,175
Federal Realty Investment Trust	14,251	1,213,900
FelCor Lodging Trust, Inc.*	24,513	130,654
First Industrial Realty Trust, Inc.*	16,600	190,070
First Potomac Realty Trust	11,300	173,003
Franklin Street Properties Corp.	13,645	176,157
General Growth Properties, Inc.	97,949	1,634,769
Getty Realty Corp.	1,091	27,526
Glimcher Realty Trust	21,519	204,431
HCP, Inc.	90,821	3,332,223
Health Care REIT, Inc.	38,268	2,006,391
Healthcare Realty Trust, Inc.	15,126	312,049
Hersha Hospitality Trust	34,973	194,800
Highwoods Properties, Inc.	16,361	542,040
Home Properties, Inc.	8,654	526,856
Hospitality Properties Trust	28,315	686,639
Host Hotels & Resorts, Inc.	156,071	2,645,403
Inland Real Estate Corp.	17,429	153,898
Kilroy Realty Corp.	12,005	474,077
Kimco Realty Corp.	91,426	1,704,181
Kite Realty Group Trust	12,812	63,804
LaSalle Hotel Properties	17,551	462,293
Lexington Realty Trust	29,014	264,898
Liberty Property Trust	25,879	843,138
Mack-Cali Realty Corp.	20,000	658,800
Medical Properties Trust, Inc.	25,741	296,022
MHI Hospitality Corp.*	100	287
Mid-America Apartment
Communities, Inc.	8,069	544,415
Mission West Properties, Inc.	4,004	35,155
Monmouth Real Estate Investment
Corp., Class A	6,321	53,412
MPG Office Trust, Inc.*	10,100	28,886
National Retail Properties, Inc.	19,000	465,690
Nationwide Health Properties, Inc.	26,743	1,107,428
Omega Healthcare Investors, Inc.	22,305	468,628
One Liberty Properties, Inc.	1,927	29,753
Parkway Properties, Inc.	5,400	92,124
Pennsylvania Real Estate
Investment Trust	11,406	179,074
Piedmont Office Realty Trust, Inc.,
Class A	35,955	733,122
Post Properties, Inc.	11,085	451,825
Prologis, Inc.	88,966	3,188,541
PS Business Parks, Inc.	4,230	233,073
Public Storage	31,053	3,540,353
Ramco-Gershenson Properties Trust	7,438	92,082
Realty Income Corp.	28,406	951,317
Regency Centers Corp.	18,604	818,018
Sabra Healthcare REIT, Inc.	4,180	69,848
Saul Centers, Inc.	2,900	114,173
Senior Housing Properties Trust	32,258	755,160
Simon Property Group, Inc.	62,929	7,314,238
SL Green Realty Corp.	17,462	1,447,076
Sovran Self Storage, Inc.	6,100	250,100
Strategic Hotels & Resorts, Inc.*	36,191	256,232
Sun Communities, Inc.	4,300	160,433
Sunstone Hotel Investors, Inc.*	25,978	240,816
Supertel Hospitality, Inc.*	2,197	2,021
Tanger Factory Outlet Centers	18,524	495,887
Taubman Centers, Inc.	12,538	742,250
The Macerich Co.	29,378	1,571,723
U-Store-It Trust	20,100	211,452
UDR, Inc.	41,497	1,018,751
UMH Properties, Inc.	1,815	19,421
Universal Health Realty Income Trust	2,400	95,952
Urstadt Biddle Properties, Inc.	1,000	16,850
Urstadt Biddle Properties, Inc., Class A	4,000	72,440
Ventas, Inc.	37,073	1,954,118
Vornado Realty Trust	35,208	3,280,681
Washington Real Estate
Investment Trust	14,850	482,922
Weingarten Realty Investors	25,900	651,644
Winthrop Realty Trust	4,434	52,942
		77,832,212
TOTAL COMMON STOCKS
(Identified Cost $61,994,404)		77,832,212

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2011 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	564,009	564,009
		564,010
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $564,010)		564,010

Total Investments — 99.8%
(Identified Cost $62,558,414)#		78,396,222
Cash and Other Assets,
Less liabilities — 0.2%		149,250
Net Assets — 100.0%		$78,545,472

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $65,003,360. Net unrealized appreciation aggregated $13,392,862 of which $13,710,446 related to appreciated investment securities and $317,584 related to depreciated investment securities.

Key to abbreviations:
REIT - Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2011

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$322,204,685	$660,583,008	$452,727,575
Cash	773	149	961
Foreign currency, at value	—	1,143	—
Receivable for investments sold	—	—	11,800
Dividends and interest receivable	1,798,051	6,695,460	449,670
Receivable for fund shares sold	799,962	747,641	290,275
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	5,676,496	—
Receivable due from the Adviser (Note 2)	80,068	47,841	72,147
Receivable for tax reclaims	—	—	907
Total Assets	324,883,539	673,751,738	453,553,335

LIABILITIES
Payable for investments purchased	—	5,367,333	1,285,861
Payable for fund shares redeemed	286,816	922,608	559,907
Collateral for securities on loan (Note 1)	—	102,432,730	35,093,342
Unrealized depreciation on foreign currency
exchange contracts (Note 1)	—	4,890,729	—
Advisory fee payable (Note 2)	68,054	164,605	189,084
Sub-Advisory fee payable (Note 2)	26,354	22,985	15,404
Administration fee payable (Note 2)	26,354	45,969	33,341
Sub-Administration fee payable (Note 2)	5,266	9,615	7,798
Custody and accounting fees payable	4,934	11,692	12,768
Trustees' fees payable (Note 2)	6,458	6,458	6,458
Shareholder servicing fee payable (Note 2)	65,884	114,924	83,352
Transfer agent fee payable	7,625	12,406	20,493
Professional fees payable	47,739	63,354	60,481
Accrued expenses and other liabilities	4,490	20,770	20,753
Total Liabilities	549,974	114,086,178	37,389,042

NET ASSETS	$324,333,565	$559,665,560	$416,164,293
NET ASSETS CONSIST OF:
Capital paid in	$321,914,619	$538,047,330	$349,055,694
Undistributed/(overdistributed) net investment income	1,387	(3,378,570)	1,539,638
Accumulated net realized gain/(loss)	1,197,136	(4,827,782)	(72,888,113)
Net unrealized appreciation/(depreciation) on:
Investments	1,220,423	29,000,717	138,457,074
Foreign currency and forward currency transactions	—	823,865	—

NET ASSETS	$324,333,565	$559,665,560	$416,164,293

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	31,586,819	55,825,849	33,818,531
Net asset value per share	$10.27	$10.03	$12.31

Identified cost of investments	$320,984,262	$631,582,291	$314,270,501
Cost of foreign currency	$—	$1,144	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$348,640,774	$373,719,619	$626,099,466	$231,432,310	$79,330,872	$78,396,222
309	785	34,827	23,754	336	468
—	—	2,362,995	—	291,974	—
370,172	204,176	994,641	—	49,787	—
237,786	121,668	1,450,829	—	265,917	174,444
303,510	192,560	397,973	240,824	193,694	114,897
—	—	—	—	—	—
68,524	93,422	—	48,285	62,085	60,034
—	—	486,067	—	3,382	—
349,621,075	374,332,230	631,826,798	231,745,173	80,198,047	78,746,065

368,451	793,629	1,675,170	23,754	139,114	—
267,649	261,812	395,309	178,311	108,801	35,423
26,323,917	106,257,975	92,771,352	—	—	—

—	—	—	—	—	—
146,147	120,310	278,930	121,624	41,711	35,998
25,767	74,230	85,825	—	32,085	9,522
25,767	21,209	42,912	18,711	6,417	6,348
6,139	5,124	10,449	4,378	1,452	1,304
7,475	12,078	16,668	2,195	5,038	3,049
6,458	6,458	6,458	6,458	6,458	6,458
64,418	53,021	107,281	46,778	16,043	15,870
13,001	12,706	13,521	12,372	—	7,557
58,165	68,130	68,131	66,206	73,701	68,131
18,560	17,711	21,458	16,527	92,343	10,933
27,331,914	107,704,393	95,493,464	497,314	523,163	200,593

$322,289,161	$266,627,837	$536,333,334	$231,247,859	$79,674,884	$78,545,472

$293,089,098	$235,541,229	$506,127,140	$169,503,692	$65,300,546	$70,825,967
1,074,736	—	9,660,852	2,370,316	296,035	217,998
(25,512,488)	853,096	(56,254,608)	(35,276,551)	667,040	(8,336,301)

53,637,815	30,233,512	76,725,163	94,650,402	13,562,801	15,837,808
—	—	74,787	—	(151,538)	—

$322,289,161	$266,627,837	$536,333,334	$231,247,859	$79,674,884	$78,545,472

27,296,649	15,226,804	46,635,761	12,673,275	6,424,206	10,229,729
$11.81	$17.51	$11.50	$18.25	$12.40	$7.68

$295,002,959	$343,486,107	$549,374,303	$136,781,908	$65,768,071	$62,558,414
$—	$—	$2,347,141	$—	$290,798	$—

See notes to financial statements.

STATEMENTS OF OPERATIONS—YEAR ENDED JUNE 30, 2011

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$7,256,208
Interest (1)	2,439,054	16,070,948	98,318
Other income	—	—	67,154
Taxes withheld	—	—	(607)

Total Income	2,439,054	16,070,948	7,421,073
Expenses:
Advisory fees (Note 2)	808,918	3,161,146	2,477,944
Sub-Advisory fees (Note 2)	273,308	253,488	178,089
Shareholder Services fees (Note 2)	683,271	1,267,439	963,683
Administration fees (Note 2)	273,308	506,976	385,473
Sub-Administration fees (Note 2)	70,972	126,922	97,568
Trustees' fees and expenses (Note 2)	24,542	24,542	24,542
Custody and accounting fees	66,856	151,793	133,231
Transfer agent fees	76,161	119,811	126,823
Professional fees	105,540	108,653	109,199
Registration fees	30,854	36,233	37,001
Other expenses	28,842	61,812	47,773

Total expenses before waivers and reimbursements:	2,442,572	5,818,815	4,581,326
Less: Fee waiver by Adviser (Note 2)	(666,067)	(1,509,521)	(726,593)

Net expenses	1,776,505	4,309,294	3,854,733

Net investment income	662,549	11,761,654	3,566,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	1,769,231	8,031,175	7,565,611
Foreign currency and forward currency transactions	—	(34,245,824)	—
Increase (decrease) in unrealized appreciation/(depreciation) on:
Investments	(158,334)	26,385,069	89,456,597
Foreign currency and forward currency transactions	—	(1,304,106)	—

Net realized and unrealized gain (loss) on investments and
foreign currency transactions	1,610,897	(1,133,686)	97,022,208

Net increase in net assets resulting from operations	$2,273,446	$10,627,968	$100,588,548
(1) Interest income includes security lending income of:	$—	$81,467	$98,210

See notes to financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate Securities
Fund	Fund	Fund	Fund	Value Fund	Fund

$6,109,425	$2,808,870	$18,146,602	$5,752,958	$1,601,452	$1,468,636
162,289	520,407	851,972	—	110	20
25,190	66,491	6,932	—	—	—
—	(26)	(1,410,389)	—	(148,950)	—

6,296,904	3,395,742	17,595,117	5,752,958	1,452,612	1,468,656

1,890,061	1,590,816	3,304,006	1,395,626	477,505	436,633
294,062	866,040	1,016,617	—	367,311	101,976
735,154	618,600	1,270,772	536,779	183,656	169,961
294,062	247,440	508,309	214,712	73,462	67,984
75,889	64,872	126,493	53,371	22,705	21,507
24,542	24,542	24,542	24,542	24,542	24,541
90,224	148,085	216,415	34,090	144,563	48,059
125,972	123,496	130,855	120,736	73,356	76,470
103,587	110,896	110,896	110,896	121,624	110,896
33,943	30,973	36,873	31,380	23,125	23,554
36,170	32,171	59,123	28,109	17,017	16,133

3,703,666	3,857,931	6,804,901	2,550,241	1,528,866	1,097,714
(616,019)	(888,650)	—	(188,413)	(463,663)	(417,871)

3,087,647	2,969,281	6,804,901	2,361,828	1,065,203	679,843

3,209,257	426,461	10,790,216	3,391,130	387,409	788,813

15,131,596	15,701,742	30,727,549	764,029	1,867,805	(2,934,556)
—	—	359,351	—	(20,662)	—

66,739,136	64,355,163	85,898,895	56,843,371	13,182,903	20,679,910
—	—	90,681	—	(45,921)	—

81,870,732	80,056,905	117,076,476	57,607,400	14,984,125	17,745,354

$85,079,989	$80,483,366	$127,866,692	$60,998,530	$15,371,534	$18,534,167
$162,250	$520,345	$850,654	$—	$—	$—

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	06/30/2011	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$662,549	$1,273,359
Net realized gain (loss) on investments and foreign currency transactions	1,769,231	2,113,621
Net increase (decrease) in unrealized appreciation (depreciation)	(158,334)	(66,891)
Net increase in net assets from operations	2,273,446	3,320,089

Distributions to shareholders from:
Net investment income	(661,162)	(1,273,657)
Net realized gains	(1,740,510)	(1,963,531)
Total distributions	(2,401,672)	(3,237,188)

Share transactions
Proceeds from sale of shares	130,806,529	109,904,857
Value of distributions reinvested	2,357,754	3,173,720
Cost of shares redeemed	(40,010,129)	(44,828,624)
Total share transactions	93,154,154	68,249,953
Total increase in net assets	93,025,928	68,332,854

NET ASSETS
Beginning of Period	231,307,637	162,974,783
End of year	$324,333,565	$231,307,637

Undistributed/(overdistributed) net investment income, end of period	$1,387	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	12,744,540	10,697,888
Issued for distributions reinvested	230,636	309,910
Shares redeemed	(3,897,164)	(4,363,475)
Net increase (decrease) in fund shares	9,078,012	6,644,323

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2011	06/30/2010	06/30/2011	06/30/2010

$11,761,654	$11,234,596	$3,566,340	$3,278,205
(26,214,649)	18,896,016	7,565,611	1,004,136
25,080,963	(8,941,548)	89,456,597	37,748,125
10,627,968	21,189,064	100,588,548	42,030,466

(20,092,211)	(8,470,753)	(4,471,661)	(3,973,295)
—	—	—	—
(20,092,211)	(8,470,753)	(4,471,661)	(3,973,295)

156,244,385	134,362,794	65,358,389	57,562,733
19,536,038	8,230,404	4,256,599	3,774,693
(79,024,374)	(88,699,032)	(74,170,277)	(74,502,668)
96,756,049	53,894,166	(4,555,289)	(13,165,242)
87,291,806	66,612,477	91,561,598	24,891,929

472,373,754	405,761,277	324,602,695	299,710,766
$559,665,560	$472,373,754	$416,164,293	$324,602,695

$(3,378,570)	$17,728,593	$1,539,638	$2,530,123

15,583,009	13,137,507	5,709,765	5,795,826
1,951,123	807,694	370,139	379,748
(7,835,412)	(8,673,617)	(6,515,704)	(7,508,871)
9,698,720	5,271,584	(435,800)	(1,333,297)

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	06/30/2011	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,209,257	$1,670,134
Net realized gain on investments and foreign currency transactions	15,131,596	13,019,345
Net increase in unrealized appreciation	66,739,136	25,518,869
Net increase in net assets from operations	85,079,989	40,208,348

Distributions to shareholders from:
Net investment income	(2,790,940)	(2,452,523)
Total distributions	(2,790,940)	(2,452,523)

Share transactions
Proceeds from sale of shares	58,016,731	51,871,922
Value of distributions reinvested	2,673,643	2,347,124
Cost of shares redeemed	(60,363,186)	(52,997,325)
Total share transactions	327,188	1,221,721
Total increase in net assets	82,616,237	38,977,546

NET ASSETS
Beginning of Period	239,672,924	200,695,378
End of year	$322,289,161	$239,672,924

Undistributed net investment income, end of period	$1,074,736	$719,692
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,373,828	5,615,632
Issued for distributions reinvested	250,811	257,360
Shares redeemed	(5,523,322)	(5,734,129)
Net increase (decrease) in fund shares	101,317	138,863

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2011	06/30/2010	06/30/2011	06/30/2010

$426,461	$59,860	$10,790,216	$7,630,771
15,701,742	10,939,170	31,086,900	2,733,091
64,355,163	28,951,230	85,989,576	22,819,608
80,483,366	39,950,260	127,866,692	33,183,470

(610,760)	(1,391,746)	(8,897,384)	(10,364,139)
(610,760)	(1,391,746)	(8,897,384)	(10,364,139)

43,918,508	39,619,481	91,701,841	85,686,929
583,377	1,327,384	8,551,929	9,976,281
(61,907,723)	(46,479,138)	(103,160,286)	(104,869,250)
(17,405,838)	(5,532,273)	(2,906,516)	(9,206,040)
62,466,768	33,026,241	116,062,792	13,613,291

204,161,069	171,134,828	420,270,542	406,657,251
$266,627,837	$204,161,069	$536,333,334	$420,270,542

$0	$22,422	$9,660,852	$7,375,728

2,804,963	3,144,886	8,344,628	8,640,549
35,988	108,713	785,301	995,636
(3,894,949)	(3,648,875)	(9,398,851)	(10,520,451)
(1,053,998)	(395,276)	(268,922)	(884,266)

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	06/30/2011	06/30/2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,391,130	$1,533,210
Net realized gain (loss) on investments and foreign currency transactions	764,029	(3,010,697)
Net increase in unrealized appreciation	56,843,371	21,087,000
Net increase in net assets from operations	60,998,530	19,609,513

Distributions to shareholders from:
Net investment income	(2,554,024)	(2,543,816)
Net realized gains	—	—
Total distributions	(2,554,024)	(2,543,816)

Share transactions
Proceeds from sale of shares	37,866,446	35,047,241
Value of distributions reinvested	2,434,069	2,420,599
Cost of shares redeemed	(41,682,737)	(36,633,305)
Total share transactions	(1,382,222)	834,535
Total increase in net assets	57,062,284	17,900,232

NET ASSETS
Beginning of Period	174,185,575	156,285,343
End of year	$231,247,859	$174,185,575

Undistributed net investment income, end of period	$2,370,316	$1,533,210
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,222,144	2,426,940
Issued for distributions reinvested	142,011	168,801
Shares redeemed	(2,464,460)	(2,539,009)
Net increase (decrease) in fund shares	(100,305)	56,732

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2011	06/30/2010	06/30/2011	06/30/2010

$387,409	$192,291	$788,813	$1,214,845
1,847,143	1,852,875	(2,934,556)	(930,236)
13,136,982	10,660,125	20,679,910	16,731,720
15,371,534	12,705,291	18,534,167	17,016,329

(253,509)	(100,560)	(1,436,108)	(852,520)
(1,191,663)	—	—	—
(1,445,172)	(100,560)	(1,436,108)	(852,520)

20,590,900	17,665,250	19,258,866	16,982,888
1,423,998	99,306	1,409,854	840,060
(15,784,782)	(14,091,029)	(13,219,175)	(9,726,433)
6,230,116	3,673,527	7,449,545	8,096,515
20,156,478	16,278,258	24,547,604	24,260,324

59,518,406	43,240,148	53,997,868	29,737,544
$79,674,884	$59,518,406	$78,545,472	$53,997,868

$296,035	$182,797	$217,998	$865,293

1,694,985	1,770,741	2,732,211	3,137,044
116,817	9,803	212,648	154,707
(1,315,794)	(1,421,985)	(1,876,029)	(1,725,615)
496,008	358,559	1,068,830	1,566,136

See notes to financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008		June 30, 2007
Net Asset Value, Beginning of Period	$10.28		$10.27	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.02		0.07	0.21	0.27		0.06
Net realized and unrealized
gain on investments	0.06		0.12	0.18	0.05		0.05
Total from investment operations	0.08		0.19	0.39	0.32		0.11

Less Distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.21)	(0.34)		—
Distributions from capital gains	(0.07)		(0.11)	—	(0.00	) (4)	—
Total distributions	(0.09)		(0.18)	(0.21)	(0.34)		—

Net asset value, end of period	$10.27		$10.28	$10.27	$10.09		$10.11

Total return (1)	0.80%		1.80%	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$324,334		$231,308	$162,975	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%		0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average
net assets (2)(3)	0.89%		0.91%	0.94%	1.06%		2.45%
Ratio of net investment income to average
net assets (2)	0.24%		0.66%	2.05%	3.05%		4.56%
Portfolio turnover rate	92%		104%	46%	0%		0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$(0.00	) (4)	$0.05	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $(0.005) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$10.24	$9.93	$10.34	$10.30	$9.91

Income from Investment Operations:
Net investment income	0.21	0.25	0.25	0.26	0.23
Net realized and unrealized
gain on investments	—	0.25	0.16	0.02	0.23
Total from investment operations	0.21	0.50	0.41	0.28	0.46

Less Distributions:
Dividends from net investment income	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)
Total distributions	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)

Net asset value, end of period	$10.03	$10.24	$9.93	$10.34	$10.30

Total return	2.12%	5.02%	4.04%	2.77%	4.60%
Net assets, end of period (000s)	$559,666	$472,374	$405,761	$601,370	$610,292
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.96%
Ratio of gross expenses to average net assets (1)	1.15%	1.17%	1.16%	1.14%	1.23%
Ratio of net investment income to average
net assets	2.32%	2.54%	2.43%	2.48%	2.05%
Portfolio turnover rate	15%	29%	53%	91%	70%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.18	$0.22	$0.21	$0.23	$0.20

(1)      Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$9.48	$8.42	$11.48	$13.56	$11.47

Income from Investment Operations:
Net investment income	0.11	0.10	0.16	0.11	0.10
Net realized and unrealized
gain (loss) on investments	2.85	1.07	(3.08)	(1.94)	2.08
Total from investment operations	2.96	1.17	(2.92)	(1.83)	2.18

Less Distributions:
Dividends from net investment income	(0.13)	(0.11)	(0.11)	(0.11)	(0.09)
Distributions from capital gains	—	—	(0.03)	(0.14)	—
Total distributions	(0.13)	(0.11)	(0.14)	(0.25)	(0.09)

Net asset value, end of period	$12.31	$9.48	$8.42	$11.48	$13.56

Total return	31.36%	13.88%	(25.36)%	(13.70)%	19.03%
Net assets, end of period (000s)	$416,164	$324,603	$299,711	$508,533	$624,833
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.06%
Ratio of gross expenses to average net assets (1)	1.19%	1.18%	1.20%	1.14%	1.14%
Ratio of net investment income to average
net assets	0.93%	0.95%	1.50%	0.91%	0.81%
Portfolio turnover rate	9%	6%	7%	2%	2%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.09	$0.08	$0.14	$0.10	$0.09

(1)      Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$8.81	$7.42	$11.25	$14.86	$13.27

Income from Investment Operations:
Net investment income	0.12	0.06	0.15	0.10	0.07
Net realized and unrealized
gain (loss) on investments	2.98	1.42	(3.83)	(3.33)	2.53
Total from investment operations	3.10	1.48	(3.68)	(3.23)	2.60

Less Distributions:
Dividends from net investment income	(0.10)	(0.09)	(0.15)	(0.07)	(0.07)
Distributions from capital gains	—	—	—	(0.31)	(0.94)
Total distributions	(0.10)	(0.09)	(0.15)	(0.38)	(1.01)

Net asset value, end of period	$11.81	$8.81	$7.42	$11.25	$14.86

Total return	35.33%	19.92%	(32.68)%	(22.05)%	20.33%
Net assets, end of period (000s)	$322,289	$239,673	$200,695	$310,421	$373,545
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.11%
Ratio of gross expenses to average net assets (1)	1.26%	1.27%	1.29%	1.22%	1.33%
Ratio of net investment income to average
net assets	1.09%	0.67%	1.82%	0.82%	0.47%
Portfolio turnover rate	21%	28%	42%	10%	8%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.09	$0.04	$0.13	$0.08	$0.04

(1)      Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$12.54	$10.26	$14.37	$20.15	$18.83

Income from Investment Operations:
Net investment income (loss)	0.03	0.00 (2)	0.09	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	4.98	2.36	(3.41)	(3.86)	2.88
Total from investment operations	5.01	2.36	(3.32)	(3.83)	2.87

Less Distributions:
Dividends from net investment income	(0.04)	(0.08)	(0.03)	—	—
Distributions from capital gains	—	—	(0.76)	(1.95)	(1.55)
Total distributions	(0.04)	(0.08)	(0.79)	(1.95)	(1.55)

Net asset value, end of period	$17.51	$12.54	$10.26	$14.37	$20.15

Total return	39.96%	23.06%	(22.42)%	(20.15)%	15.90%
Net assets, end of period (000s)	$266,628	$204,161	$171,135	$260,892	$315,491
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.26%
Ratio of gross expenses to average net assets (1)	1.56%	1.57%	1.61%	1.51%	1.53%
Ratio of net investment income (loss) to average net assets	0.17%	0.03%	0.77%	0.17%	(0.07)%
Portfolio turnover rate	16%	13%	13%	13%	14%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (1)	$(0.03)	$(0.04)	$0.04	$(0.02)	$(0.06)

(1)	Gross expenses before waivers of expenses.
(2)	Amount rounds to less than $0.005 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$8.96	$8.51	$14.43	$19.79	$16.01

Income from Investment Operations:
Net investment income	0.23	0.17	0.23	0.41	0.38
Net realized and unrealized
gain (loss) on investments	2.50	0.51	(4.91)	(3.50)	5.07
Total from investment operations	2.73	0.68	(4.68)	(3.09)	5.45

Less Distributions:
Dividends from net investment income	(0.19)	(0.23)	(0.37)	(0.34)	(0.31)
Distributions from capital gains	—	—	(0.87)	(1.93)	(1.36)
Total distributions	(0.19)	(0.23)	(1.24)	(2.27)	(1.67)

Net asset value, end of period	$11.50	$8.96	$8.51	$14.43	$19.79

Total return	30.63%	7.69%	(31.33)%	(17.01)%	35.49%
Net assets, end of period (000s)	$536,333	$420,271	$406,657	$632,869	$781,822
Ratio of net expenses to average net assets	1.34%	1.33%	1.35%	1.30%	1.30%
Ratio of gross expenses to average net assets	1.34%	1.33%	1.35%	1.30%	1.42	% (1)
Ratio of net investment income to average
net assets	2.12%	1.65%	2.50%	2.46%	2.14%
Portfolio turnover rate	25%	20%	27%	20%	18%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been	$0.23	$0.17	$0.23	$0.41	$0.36	(1)

(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$13.64	$12.29	$19.79	$24.61	$19.99

Income from Investment Operations:
Net investment income	0.27	0.12	0.22	0.28	0.26
Net realized and unrealized
gain (loss) on investments	4.54	1.43	(6.27)	(4.04)	5.51
Total from investment operations	4.81	1.55	(6.05)	(3.76)	5.77

Less Distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.22)	(0.33)	(0.34)
Distributions from capital gains	—	—	(1.23)	(0.73)	(0.81)
Total distributions	(0.20)	(0.20)	(1.45)	(1.06)	(1.15)

Net asset value, end of period	$18.25	$13.64	$12.29	$19.79	$24.61

Total return	35.39%	12.56%	(29.10)%	(15.49)%	29.64%
Net assets, end of period (000s)	$231,248	$174,186	$156,285	$245,999	$282,516
Ratio of net expenses to average net assets †	1.10%	1.10%	1.10%	1.10%	1.12%
Ratio of gross expenses to
average net assets †(3)	1.19%	1.18%	1.22%	1.13%	1.13%
Ratio of net investment income
to average net assets †	1.58%	0.84%	1.62%	1.26%	1.17%
Ratio of expenses to average net assets
for the DFA Portfolio, (unaudited) (1)†	0.55%	0.55%	0.57%	0.55%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (2)†	0.56%	0.57%	0.55%	0.55%	0.56%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.26	$0.11	$0.20	$0.27	$0.26

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	The DFA Portfolio expense ratios are as of April 30, 2011, 2010, 2009, May 31, 2008 and 2007, respectively and are unaudited.
(2)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2010, 2009, 2008, November 30, 2007 and 2006, respectively.
(3)	Gross expenses before waivers of expenses.
N/A	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$10.04	$7.76	$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	0.06	0.03	0.09	0.13	0.02
Net realized and unrealized
gain (loss) on investments	2.54	2.27	(2.64)	(0.67)	1.31
Total from investment operations	2.60	2.30	(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net investment income	(0.04)	(0.02)	(0.12)	(0.09)	—
Distributions from capital gains	(0.20)	—	(0.27)	—	—
Total distributions	(0.24)	(0.02)	(0.39)	(0.09)	—

Net asset value, end of period	$12.40	$10.04	$7.76	$10.70	$11.33

Total return (1)	25.98%	29.61%	(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$79,675	$59,518	$43,240	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to average
net assets (2)(3)	2.08%	2.11%	2.44%	2.44%	5.59%
Ratio of net investment income to average
net assets (2)	0.53%	0.34%	1.47%	1.47%	1.52%
Portfolio turnover rate	14%	25%	11%	8%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$(0.01)	$(0.03)	$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$5.89	$3.92	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.08	0.13	0.13	0.25	0.03
Net realized and unrealized
gain (loss) on investments	1.86	1.94	(3.28)	(1.76)	(1.10)
Total from investment operations	1.94	2.07	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net investment income	(0.15)	(0.10)	(0.12)	(0.11)	—
Distributions from capital gains	—	—	(0.07)	(0.05)	—
Total distributions	(0.15)	(0.10)	(0.19)	(0.16)	—

Net asset value, end of period	$7.68	$5.89	$3.92	$7.26	$8.93

Total return (1)	33.39%	53.03%	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$78,545	$53,998	$29,738	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average
net assets (2)(3)	1.61%	1.67%	2.02%	1.99%	4.78%
Ratio of net investment income to average
net assets (2)	1.16%	2.57%	3.32%	4.17%	1.94%
Portfolio turnover rate	7%	3%	7%	1%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$0.04	$0.09	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

     SA U.S. Fixed Income Fund
     SA Global Fixed Income Fund
     SA U.S. Core Market Fund
     SA U.S. Value Fund
     SA U.S. Small Company Fund
     SA International Value Fund SA
     International Small Company Fund SA
     Emerging Markets Value Fund SA
     Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio (“DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2011, SA International Small Company Fund held approximately 3.50% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (“the Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. - Notes to Financial Statements,” and “Selected Financial Statements of The DFA Investment Trust Company - Notes to Financial Statements”, which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

The tables below provide a summary of the inputs as of June 30, 2011 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	June 30, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$320,650,284	$—	$320,650,284
Short-Term Investments	1,554,401	—	—	1,554,401
Total Investments	$1,554,401	$320,650,284	$—	$322,204,685
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$552,498,180	$—	$552,498,180
Short-Term Investments	5,652,098	—	—	5,652,098
Collateral for Securities on Loan
Short-Term	102,432,730	—	—	102,432,730
Forward Foreign Currency Contracts	—	5,676,496	—	5,676,496
Total Investments	$108,084,828	$558,174,676	$—	$666,259,504
Liabilities:
Forward Foreign Currency Contracts	$—	$(4,890,729)	$—	$(4,890,729)
SA U.S. Core Market Fund
Common Stocks	$399,021,414	$—	$—	$399,021,414
Rights & Warrants	15,885	—	—	15,885
Mutual Funds	16,197,887	—	—	16,197,887
Short-Term Investments	2,399,047	—	—	2,399,047
Collateral for Securities on Loan
Short-Term	35,093,342	—	—	35,093,342
Total Investments	$452,727,575	$—	$—	$452,727,575
SA U.S. Value Fund
Common Stocks	$321,854,843	$—	$—	$321,854,843
Short-Term Investments	462,014	—	—	462,014
Collateral for Securities on Loan
Short-Term	26,323,917	—	—	26,323,917
Total Investments	$348,640,774	$—	$—	$348,640,774
SA U.S. Small Company Fund
Common Stocks	$266,261,851	$6,917	$—	$266,268,768
Bonds and Notes	—	20	—	20
Rights & Warrants	11,560	4,271	—	15,831
Short-Term Investments	1,177,025	—	—	1,177,025
Collateral for Securities on Loan
Short-Term	106,257,975	—	—	106,257,975
Total Investments	$373,708,411	$11,208	$—	$373,719,619

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	June 30, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA International Value Fund
Common Stocks	$531,138,853	$—	$—	$531,138,853
Preferred Stocks	216,632	—	—	216,632
Short-Term Investments	1,908,035	—	—	1,908,035
Rights & Warrants	64,594	—	—	64,594
Collateral for Securities on Loan
Short-Term	92,771,352	—	—	92,771,352
Total Investments	$626,099,466	$—	$—	$626,099,466
SA International Small Company Fund
Mutual Funds	$231,432,310	$—	$—	$231,432,310
Total Investments	$231,432,310	$—	$—	$231,432,310
SA Emerging Markets Value Fund
Common Stocks	$75,224,339	$120,700	$—	$75,345,039
Preferred Stocks	3,425,633	—	—	3,425,633
Rights & Warrants	3,804	9,386	—	13,190
Short-Term Investments	547,010	—	—	547,010
Total Investments	$79,200,786	$130,086	$—	$79,330,872
SA Real Estate Securities Fund
Common Stocks	$77,832,212	$—	$—	$77,832,212
Short-Term Investments	564,010	—	—	564,010
Total Investments	$78,396,222	$—	$—	$78,396,222

Effective July 1, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into or out of Levels 1, 2, and 3 during the fiscal year ended June 30, 2011.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. The Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of June 30, 2011, the following Funds had loaned securities, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$100,094,612	$102,432,730	$—	$102,137,323
SA U.S. Core Market Fund	$35,875,825	$35,093,342	$1,372,813	$36,753,266
SA U.S. Value Fund	$26,340,547	$26,323,917	$405,374	$26,996,634
SA U.S. Small Company Fund	$104,642,881	$106,257,975	$377,621	$107,734,601
SA International Value Fund	$90,185,039	$92,771,352	$18,533	$94,506,071

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.
     † Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the fiscal year. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in all underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At June 30, 2011, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (buy)	07/01/2011	31,951,489	$33,490,528	$34,269,586	$779,058
Australian Dollar (sell)	07/01/2011	31,951,489	$33,912,576	$34,269,587	$(357,011)
Australian Dollar (sell)	07/29/2011	32,100,520	$33,528,126	$34,324,959	$(796,833)
Canadian Dollar (sell)	07/28/2011	48,642,045	$49,163,125	$50,405,927	$(1,242,802)
Pound Sterling (buy)	07/01/2011	74,614,139	$119,149,677	$119,752,033	$602,356
Pound Sterling (sell)	07/01/2011	74,614,139	$122,928,883	$119,752,033	$3,176,850
Pound Sterling (sell)	07/29/2011	75,297,394	$120,199,564	$120,813,061	$(613,497)
Euro Currency (buy)	07/01/2011	55,272,755	$79,071,435	$80,153,767	$1,082,332
Euro Currency (sell)	07/01/2011	55,272,755	$79,485,096	$80,153,767	$(668,671)
Euro Currency (sell)	07/29/2011	55,489,544	$79,321,637	$80,414,433	$(1,092,796)
Japanese Yen (buy)	07/01/2011	703,693,432	$8,705,091	$8,740,991	$35,900
Japanese Yen (sell)	07/01/2011	703,693,432	$8,657,741	$8,740,990	$(83,249)
Japanese Yen (sell)	07/29/2011	704,375,932	$8,714,612	$8,750,482	$(35,870)
					$785,767

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at June 30, 2011:

SA Global Fixed Income Fund
Asset Derivatives (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$5,676,496	$5,676,496

Liability Derivatives (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$4,890,729	$4,890,729

     (1) Statement of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

     (2) Statement of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

     Transactions in derivative instruments during the fiscal year ended June 30, 2011, were as follows:

Realized Gain (Loss) (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$86,505	$86,505

Change in Unrealized Appreciation (Depreciation) (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(1,577,851)	$(1,577,851)

(1) Statement of Operations location: Realized gain (loss) on: Foreign currency transactions.

(2) Statement of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions

     For the year ended June 30, 2011, the average monthly principal amount of foreign currency exchange contracts was $364,389,336.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the Statement of Operations using the same characterization as the distribution received.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Funds’ taxable income to their shareholders. Therefore, no income tax provision is required.

     On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to Regulated Investment Companies (RICs.) Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with the pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term losses, irrespective of the character of the original loss.

     The Modernization Act contains simplification provisions aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act repeals the preferential dividend rule for publicly offered RICs and repeals the 60-day designation requirement for certain types of pay-through income and gains while retaining the requirement that such dividends be reported by the RIC in written statements furnished to its shareholders.

     The Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

     Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     As of June 30, 2011, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Expiring	Expiring	Expiring	Expiring	Expiring
Fund	June 30, 2014	June 30, 2015	June 30, 2017	June 30, 2018	June 30, 2019
SA Global Fixed Income Fund	$1,252,995	$3,523,795	$45,991	$—	$—
SA U.S. Core Market Fund	—	—	31,497,597	41,059,848	—
SA U.S. Value Fund	—	—	19,424,076	5,985,284	—
SA International Value Fund	—	—	8,176,491	47,987,541	—
SA International Small Company Fund	—	—	3,897,252	7,574,636	—
SA Real Estate Securities Fund	—	—	241,458	2,190,950	2,306,670

     The tax character of distributions paid to shareholders during fiscal years 2011 and 2010 were as follows:

		2011
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$2,125,672	$276,000	$2,401,672
SA Global Fixed Income Fund	20,092,211	—	20,092,211
SA U.S. Core Market Fund	4,471,661	—	4,471,661
SA U.S. Value Fund	2,790,940	—	2,790,940
SA U.S. Small Company Fund	402,777	207,983	610,760
SA International Value Fund	8,897,384	—	8,897,384
SA International Small Company Fund	2,554,024	—	2,554,024
SA Emerging Markets Value Fund	491,493	953,679	1,445,172
SA Real Estate Securities Fund	1,436,108	—	1,436,108

		2010
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$1,910,512	$1,326,676	$3,237,188
SA Global Fixed Income Fund	8,470,753	—	8,470,753
SA U.S. Core Market Fund	3,973,295	—	3,973,295
SA U.S. Value Fund	2,452,523	—	2,452,523
SA U.S. Small Company Fund	1,391,746	—	1,391,746
SA International Value Fund	10,364,139	—	10,364,139
SA International Small Company Fund	2,543,816	—	2,543,816
SA Emerging Markets Value Fund	100,560	—	100,560
SA Real Estate Securities Fund	852,520	—	852,520

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     As of June 30, 2011, the components of distributable earnings on a tax basis were:

	Undistributed	Undistributed	Unrealized	Post October
	Ordinary	Long-Term	Appreciation/	Capital/	Capital Loss
	Income	Capital Gains	(Depreciation)	Currency Loss	Carryforward
SA U.S. Fixed Income Fund	$791,290	$407,233	$1,220,423	$—	$—
SA Global Fixed Income Fund	—	—	29,033,814	(2,592,803)	(4,822,781)
SA U.S. Core Market Fund	1,539,638	—	138,126,406	—	(72,557,445)
SA U.S. Value Fund	1,074,736	—	53,534,687	—	(25,409,360)
SA U.S. Small Company Fund	—	1,250,197	29,836,411	—	—
SA International Value Fund	9,885,455	—	76,484,771	—	(56,164,032)
SA International Small Company Fund	2,370,316	—	70,845,740	—	(11,471,888)
SA Emerging Markets Value Fund	662,277	300,837	13,411,224	—	—
SA Real Estate Securities Fund	217,998	—	13,392,862	(1,152,277)	(4,739,078)

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records the amount recharacterized as dividend income as ordinary income and the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions that will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard,

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. Effective June 6, 2011, for the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.25%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.55%
SA U.S. Value Fund	0.55%
SA U.S. Small Company Fund	0.55%
SA International Value Fund	0.65%
SA International Small Company Fund	0.65%
SA Emerging Markets Value Fund	0.65%
SA Real Estate Securities Fund	0.55%

     Prior to June 6, 2011, the Adviser was entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund’s average daily net assets except SA U.S. Fixed Income Fund, which paid a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund’s average daily net assets.

     For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of DFA Investment Dimensions Group Inc.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     The Adviser contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, for which this agreement will remain in effect until February 28, 2017, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be terminated with the approval of the Trust’s Board.

Expense
Fund	Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the fiscal year in which the waiver/ reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. There were no reimbursements made to the Adviser during the fiscal year ended June 30, 2011. As of June 30, 2011 the following amounts are subject to this recapture through June 30, 2012, June 30, 2013 and June 30, 2014, respectively.

	Expires	Expires	Expires
Fund	June 30, 2012	June 30, 2013	June 30, 2014
SA U.S. Fixed Income Fund	$421,649	$503,586	$666,067
SA Global Fixed Income Fund	1,509,522	1,403,642	1,509,521
SA U.S. Core Market Fund	702,908	639,920	726,592
SA U.S. Value Fund	519,503	556,259	616,019
SA U.S. Small Company Fund	760,572	774,384	888,650
SA International Value Fund	—	—	—
SA International Small Company Fund	185,664	153,408	188,413
SA Emerging Markets Value Fund	332,353	378,982	463,663
SA Real Estate Securities Fund	294,575	318,162	417,871

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust receive an annual retainer fee of $75,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $7,500 per year. Prior to January 1, 2011, the annual retainer fee was $60,000 and the Chairman of the Board received an additional $6,000 per year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2011 (Continued)

     Sub-Administration Fees — State Street serves as the sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. For the sub-administrative services provided, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $68,700 annually per Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the Schedule of Investments on Form N-Q.

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2011 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	234,328,028	105,597,464
SA Global Fixed Income Fund	—	178,845,551
SA U.S. Core Market Fund	—	35,662,458
SA U.S. Value Fund	—	63,483,260
SA U.S. Small Company Fund	—	39,838,589
SA International Value Fund	—	124,494,325
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	14,918,059
SA Real Estate Securities Fund	—	11,755,168

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	178,978,240	65,664,802
SA Global Fixed Income Fund	9,074,400	64,141,625
SA U.S. Core Market Fund	—	36,644,288
SA U.S. Value Fund	—	60,965,877
SA U.S. Small Company Fund	—	48,700,364
SA International Value Fund	—	125,147,095
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	10,320,790
SA Real Estate Securities Fund	—	4,469,195

     N/A — Refer to the financial statements of the DFA Portfolio, included elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (constituting the SA Funds - Investment Trust, hereafter referred to as the “Trust”) at June 30, 2011, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
August 26, 2011

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/ or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown	Trustee	Self-Employed Management	9	Director/Officer,
Year of Birth: 1945	(since April 1999)	Consultant (financial and		Friends of the
		technological systems) (since		California Air &
	Chairman	1992); Chief Financial Officer,		Space Center
	(since December 2004)	Bioexpertise, Inc. (physician’s		(aviation museum)
		web-based continuing education)		(1999-2010).
(since 2003); Chief Financial
Officer, PharmaGenias,
Inc. (biotechnology and
pharmaceutical clinical trial
services) (2004-2008); Chief
Financial Officer, DISK-IOPS (a
patent licensing company in the
life science industry) (since 2009).

Mark A. Schimbor	Trustee	Instructor in Advanced Corporate	9	Advisory Board
Year of Birth: 1945	(since July 2000)	Finance, U.C. Berkeley		Member, CompWest
		International Diploma Program		Insurance Company
		in Finance, and U.C. Berkeley		(since 2006).
Extension (since 1999); Self-
Employed Management
Consultant (leadership
development) (since 2010);
Senior Vice President, Lee Hecht
Harrison (career consulting
company) (2002-2009); Director,
John Muir Health Foundation
(1998-2007), Chairman
(2005-2006).

Harold M. Shefrin	Trustee	Professor of Finance, Santa Clara	9	Trustee, Litman
Year of Birth: 1948	(since April 1999)	University (since 1978).		Gregory Funds Trust
(5 portfolios)
(since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Name, Address(1)	Held with Trust and
and Year of Birth	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts*	President and	President and Chief Executive Officer, LWI Financial Inc., Loring
Year of Birth: 1967	Chief Executive Officer	Ward Securities Inc. and Loring Ward Group Inc. (since January
	(since January 2009).	2009); President and Chief Executive Officer, Werba Reinhard,
Inc. (since January 2008); Consultant, Werba Reinhard, Inc.
(2007); Executive Vice President and Chief Operating Officer,
LWI Financial Inc. (2006-2007);

Michael R. Clinton*	Chief Financial and Accounting	Chief Operating Officer, Chief Financial Officer and Treasurer,
Year of Birth: 1966	Officer and Treasurer	LWI Financial Inc., Loring Ward Securities Inc. and Loring
	(since March 2009).	Ward Group Inc. (since March 2009); Chief Financial Officer
and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice
President of Fund Administration, Charles Schwab Investment
Management (2004-2009).

Christopher D.	Vice President, Chief Legal	Vice President, General Counsel and Chief Legal Officer, LWI
Stanley*	Officer, Chief Compliance	Financial Inc., Loring Ward Securities Inc. and Loring Ward
Year of Birth: 1983	Officer and Anti-Money	Group Inc. (since April 2011); Chief Compliance Officer, Loring
	Laundering Compliance Officer	Ward Securities Inc. (since April 2011); Corporate Secretary
	(since April 2011).	and General Counsel, Werba Reinhard Inc. (since April 2011);
Director of Compliance, LWI Financial Inc. and Loring Ward
Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and
Loring Ward Securities Inc. (2008-2009); Summer Associate,
Bell, Rosenberg & Hughes LLP (2007).

Joni Clark*	Chief Investment Officer	Executive Vice President and Chief Investment Officer, LWI
Year of Birth: 1966	(since March 2010).	Financial Inc. (since June 2010); Chief Investment Strategist,
LWI Financial Inc. (2007-2010); Investment Committee Member,
LWI Financial Inc. (2003-2007); Senior Manager of Investment
Services, Assante Global Advisors, Inc. and LWI Financial Inc.
(2002-2007).

Marcy D. Tsagarakis*	Secretary	Vice President, Fund Administration, LWI Financial Inc. and
Year of Birth: 1971	(since June 2006).	Loring Ward Securities Inc. (since June 2005);

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board, and each officer serves until he or she dies, resigns or is removed.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement

     At an in-person meeting on June 6, 2011, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreement; and (2) the Sub-Advisory Agreement (together, the “Advisory Agreements”).

     In evaluating the Advisory Agreements, the Board, advised by counsel to the Independent Trustees, took into account information furnished to members of the Board throughout the year, as well as information prepared specifically in connection with its review of the Advisory Agreements at this meeting. The Board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information, in isolation, as the controlling factor:

     The nature, extent and quality of the services provided and to be provided by the Advisor and the Sub-Advisor. The Board considered the experience and qualifications of the personnel at the Advisor and the Sub-Advisor who are responsible for providing services to the Funds and the compensation structures of the Advisor and the Sub-Advisor. The Board noted the oversight role of the Advisor over the Sub-Advisor relating to portfolio construction and management and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Advisor’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Advisor has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Advisor’s experience and expertise in constructing portfolios that reflect certain asset classes and risk levels, as well as the extensive industry experience of the Sub-Advisor’s personnel.

     The Board then considered the resources, policies and procedures and infrastructure of the Advisor and the Sub-Advisor devoted to ensuring compliance with applicable laws and regulations, as well as the Advisor’s and the Sub-Advisor’s commitment to those programs, including information received regarding their respective compliance programs and chief compliance officers and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory inquiries by the SEC or other regulatory agency involving the Advisor or the Sub-Advisor.

     The Board noted that the Advisor used a substantial portion of its profits from managing the Funds to provide support and educational services to shareholders and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board noted that these expenditures could not be directly categorized as marketing or distribution costs, but they nevertheless have elements of distribution embedded in them, benefiting shareholders and the Advisor.

     The investment performance of the Funds achieved by the Advisor and the Sub-Advisor. The Board reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to peer funds, comparable accounts managed by the Sub-Advisor and specific benchmark indexes. As part of this review, the Board reviewed the report prepared by Lipper, Inc. (“Lipper”), which included comparisons of the performance of each Fund to other mutual funds determined by Lipper to be in each Fund’s relevant peer group and a specific Lipper index.

     In assessing performance, the Board took into consideration the fact that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that neither the Advisor nor the Sub-Advisor engages in individual stock selection, and that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act and each Fund’s investment

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board placed greater importance on each Fund’s performance against its primary asset class benchmark and its general adherence to asset class representation, and gave less emphasis to each Fund’s performance relative to the selected Lipper index. The Board looked at performance for a variety of periods, giving greatest emphasis to annual periods over the last 5 years.

     For the SA U.S. Fixed Income Fund, which commenced operations in May 2007, it was noted that the Fund’s net of fees performance lagged the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index (the Fund’s primary external benchmark index) for the 1-year and 3-year periods ended March 31, 2011. It was also noted that the Fund’s performance was in the bottom and 3rd quintiles of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund, 4 multi-sector income funds and 4 ultra-short obligation funds, for the 1-year and 3-year periods ended March 31, 2011, respectively, and that the Fund underperformed the Lipper General Bond Fund Index for the same time periods. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception, the relatively stronger performance for the 3-year period as compared to shorter periods, and the lack of long-term performance history to measure against its peers. Additionally, the Board noted the Advisor’s belief that the peer group funds selected by Lipper for the Fund are not representative of the Fund because of the wide range of strategies that are broadly classified by Lipper into a relatively small number of peer group categories. Accordingly, the Board also reviewed Morningstar’s ranking of the Fund and noted that Morningstar ranked the Fund higher among a larger number of peers within the relevant category than Lipper did.

     For the SA Global Fixed Income Fund, it was noted that the Fund’s net of fees performance exceeded the Citigroup World Government Bond 1-5 Years Currency Hedged U.S. Dollar Index (the Fund’s primary external benchmark index) for the 1-year period ended March 31, 2011, but lagged that index for the 5-year period ended on that same date. It was also noted that the Fund’s performance was in the bottom quintile of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund and 7 other global income funds, for the 1-year and 5-year periods ended March 31, 2011, and that the Fund underperformed the Lipper Global Income Funds Index for the same time periods. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception. Additionally, the Board noted the Advisor’s belief that the peer group funds selected by Lipper for the Fund are not representative of the Fund because of the wide range of strategies that are broadly classified by Lipper into a relatively small number of peer group categories. Accordingly, the Board also reviewed Morningstar’s ranking of the Fund and noted that Morningstar ranked the Fund higher among a larger number of peers within the relevant category than Lipper did.

     For the SA U.S. Core Market Fund, it was noted that the Fund’s net of fees performance lagged the Russell 3000 Index (the Fund’s current primary external benchmark index) and the Dow Jones U.S. Total Stock Market Index (Full Cap) (the Fund’s primary external benchmark index prior to October 28, 2010) for the 1-year and 5-year periods ended March 31, 2011. The Board noted that the Fund changed its primary external benchmark index to the Russell 3000 Index because the Advisor considered it more representative of the Fund’s investment portfolio. It was also noted that the Fund’s performance was in the 3rd quintile of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund and 12 other multi-cap core funds, for the 1-year and 5-year periods ended March 31, 2011, and that the Fund underperformed the Lipper Multi-Cap Core Index for the same time periods. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     For the SA U.S. Value Fund, it was noted that the Fund’s net of fees performance exceeded the Russell 1000 Value Index (the Fund’s primary external benchmark index) for the 1-year period ended on March 31, 2011, but lagged that index for the 5-year period ended on that same date. It was also noted that the Fund’s performance was in the 2nd and 4th quintiles of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund and 11 other multi-cap value funds, for the 1-year and 5-year periods ended March 31, 2011, respectively, and that the Fund outperformed over that 1-year period, but underperformed over that 5-year period, the Lipper Multi-Cap Value Index. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception and the recent improvement of the Fund’s performance as compared to its peers.

     For the SA U.S. Small Company Fund, it was noted that the Fund’s net of fees performance exceeded the Russell 2000 Index (the Fund’s primary external benchmark index) for the 1-year period ended March 31, 2011, but lagged that index for the 5-year period ended on that same date. It was also noted that the Fund’s performance was in the 2nd and 4th quintiles of the peer group selected by Lipper (consisting of retain no-load funds only), which consisted of the Fund and 13 other small-cap core funds, for the 1-year and 5-year periods ended March 31, 2011, respectively, and that the Fund outperformed over that 1-year period, but underperformed over that 5-year period, the Lipper Small-Cap Core Index. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA International Value Fund, it was noted that the Fund’s net of fees performance exceeded the MSCI World Ex. U.S. Value Index (the Fund’s primary external benchmark index) for the 1-year and 5-year periods ended on March 31, 2011. It was also noted that the Fund’s performance ranked 4th and 3rd of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund, 3 other international multi-cap value funds and 1 international large-cap value fund, for the 1-year and 5-year periods ended March 31, 2011, respectively, and that the Fund outperformed over that 1-year period, but underperformed over that 5-year period, the Lipper International Multi-Cap Value Index. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s net of fees performance lagged the MSCI World Ex. U.S. Small Cap Index (the Fund’s primary external benchmark index) for the 1-year period ended March 31, 2011, but exceeded that index for the 5-year period ended on that same date. It was also noted that the Fund’s performance was in the 4th quintile of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund, 1 other international small-/mid-cap core fund and 8 international small-/mid-cap growth funds, for the 1-year and 5-year periods ended March 31, 2011, and that the Fund underperformed the Lipper International Small/Mid-Cap Core Funds Index over the same time periods. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception.

     For the SA Emerging Markets Value Fund, which commenced operations in May 2007, it was noted that the Fund’s net of fees performance lagged the MSCI Emerging Markets Value Index (the Fund’s primary external benchmark index) for the 1-year period ended March 31, 2011, but exceed that index for the 3-year period ended on that same date. It was also noted that the Fund’s performance was in the 2nd and 1st quintiles of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund and 12 other emerging markets funds, for the 1-year and 3-year periods ended March 31, 2011, respectively, and that the Fund outperformed the Lipper Emerging Markets Fund Index over the same time periods. The Board considered

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the Fund’s positive absolute performance since inception, strong performance relative to other funds in the Lipper peer group and the lack of long-term performance history to measure against its peers.

     For the SA Real Estate Securities Fund, which commenced operations in May 2007, it was noted that the Fund’s net of fees performance lagged the Dow Jones Select REIT Index (the Fund’s primary external benchmark index) for the 1-year period ended March 31, 2011, but exceeded that index for the 3-year period ended on that same date. It was also noted that the Fund’s performance was in the 3rd and 4th quintiles of the peer group selected by Lipper (consisting of retail no-load funds only), which consisted of the Fund and 14 other real estate funds, for the 1-year and 3-year periods ended March 31, 2011, respectively, and that the Fund outperformed the Lipper Real Estate Fund Index over the same time periods. The Board considered the Fund’s relative performance against the indexes and the peer group selected by Lipper, noting the lack of long-term performance history to measure against its peers.

     The extent to which the Advisor and the Sub-Advisor realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered the growth rates in the Funds’ assets. In this regard, the Board noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board noted that although the Funds do not have advisory fee breakpoints, the Advisor has contractually agreed to waive its advisory fees and/ or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation pursuant to a fee waiver agreement. The Board also noted that the Advisor had taken steps to reduce Fund operating expenses.

     In considering potential economies of scale, the Board noted that the Advisor was still subsidizing certain ordinary operating expenses of the Trust and that the Advisor had recouped only a portion of the amounts previously waived under the fee waiver agreement. It was further noted that the Advisor had added additional Funds (in April 2007) to the Trust in order to broaden the asset classes available to shareholders and that fees were further reduced on several Funds in 2007. Therefore, the Board concluded that any economies of scale generated at current asset levels were being effectively shared with shareholders.

     Total expenses of the Funds and competitiveness of fees to be paid to the Advisor and the Sub-Advisor. The Board considered the gross management fee rates charged by the Advisor and the Sub-Advisor, as well as the effective management fee rates after taking into consideration the Funds’ expense limitations under the fee wavier agreement.

     In considering the advisory fees and total fees and expenses of each Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by Lipper on the expense levels of the Funds as compared to mutual funds in each Fund’s relevant peer group, as determined by Lipper. In this regard, the Board evaluated (i) the current and expected expenses of the Funds compared with other mutual funds of similar investment objectives and size (i.e., the peer group funds selected by Lipper); and (ii) the advisory fees paid to the Advisor and the Sub-Advisor as compared to advisory fees paid by other mutual funds of similar investment objectives and size. The Advisor represented to the Board that it does not currently manage any other mutual fund.

     For all of the Funds, it was noted that each Fund’s actual total expenses were generally at or below the median expense ratio of their respective Lipper peer group when 12b-1/non-12b-1 service fees were excluded from the Lipper peer group. Although the Board regarded total expenses as more relevant to shareholders generally, the Board also examined the advisory expenses in isolation and noted that, after the application of the expense limitations, all Funds had approximately the same or lower advisory expenses than their respective Lipper peer group median.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     The Board noted the proposed reduction of annual advisory fees from 0.30% to 0.25% for SA U.S. Fixed Income Fund, from 0.65% to 0.30% for SA Global Fixed Income Fund, and from 0.65% to 0.55% for SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, and SA Real Estate Securities Fund. The Board further noted the proposed changes to the operating expense limitations under the fee waiver agreement, including the extension of the operating expense limitation guarantees to 10 years for all Funds (currently 5 years for certain Funds) and the reduction of the annual operating expense limitation from 0.85% to 0.80% for the SA Global Fixed Income Fund and from 1.45% to 1.35% for the SA International Value Fund.

     The Board noted the United States Supreme Court’s guidance in Jones v. Harris Associates on the relevance of comparisons of advisory fees charged by the Advisor and/or the Sub-Advisor to other similarly managed separate accounts such as pension funds or other institutional investors. The Advisor presented to the Board information regarding other businesses of the Advisor and represented that the Advisor currently does not manage any separate accounts. The Board also noted that the Sub-Advisor provided information on fees charged by the Sub-Advisor for its separately managed accounts.

     In assessing the sub-advisory fees charged by the Sub-Advisor to the Funds, the Board noted that the fees appeared to be low on a relative and absolute basis (ranging from 0% to 0.50% annually with most of them at or below 0.20% annually except for SA U.S. Small Company Fund (0.35% annually) and SA Emerging Markets Value Fund (0.50% annually)), and further took into consideration that these fees were negotiated fees that reflected an arm’s length negotiation between the Advisor and the Sub-Advisor.

     The profits to be realized by the Advisor, the Sub-Advisor and their respective affiliates, from their relationship with the Trust. The Board reviewed information provided by the Advisor and the Sub-Advisor regarding their financial stability and the profitability attributable to their respective agreements with the Funds collectively. The Board noted the fact that the Funds operate in an integrated manner as a set of asset allocation vehicles.

     The Board considered other benefits derived by the Advisor from its relationship with the Funds, including amounts received by the Advisor for the provision of certain shareholder services and administrative services to the Funds. It was noted that the Advisor does not receive any soft dollar benefits from the Funds. With respect to the Sub-Advisor, the Board considered the Sub-Advisor’s selection of brokers and dealers and use of soft dollars. The Board also considered other direct and indirect “fall out” benefits the Advisor and the Sub-Advisor receive.

     After such review, the Board determined that the profitability rates to the Advisor and the Sub-Advisor, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were fair and reasonable in consideration of the services each provides to the Funds.

     The Board also considered each Independent Trustee’s respective experience and qualifications and understanding of the information each had been provided by the Advisor and the Sub-Advisor. The Board noted that the Independent Trustees on a regular basis had access to, and received advice from, independent legal counsel.

     The Board also considered the changing climate in the financial services industry; the risks assumed by the Advisor and the Sub-Advisor in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Advisor in sponsoring the Trust and adding new Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Advisor and the Sub-Advisor and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

     For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2011:

     Foreign Tax Credits — The SA International Value Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the fiscal year ended June 30, 2011, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $358,144 and $112,111 (all of which represents taxes withheld) and $18,146,602 and $1,601,529, respectively.

     Capital Gains Distributions — On December 17, 2010, SA U.S. Fixed Income Fund, SA U.S. Small Company Fund and the SA Emerging Markets Fund declared long term capital gain distributions in amounts of $276,000, 207,983 and $953,679, respectively.

     Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. Value Fund	100%
SA U.S. Core Market Fund	100%
SA U.S. Small Company Fund	100%

     Qualified Dividend Income — For the fiscal year ended June 30, 2011 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2011 Form 1099-DIV.

SA FUND EXPENSES

FUND EXPENSES (Unaudited)

Understanding Your Fund’s Expenses

Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2011 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. While the Funds do not charge transaction costs, such as sales charges (loads), or redemption fees, some other mutual funds may charge transaction fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,004.85	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUND EXPENSES

FUND EXPENSES (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,013.13	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,059.38	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,079.52	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUND EXPENSES

FUND EXPENSES (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,070.95	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,037.91	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,033.41	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2011, the total annual operating expenses of the DFA Portfolio was 0.55%.

SA FUND EXPENSES

FUND EXPENSES (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$979.46	$7.12
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/11	6/30/11	1/01/11-6/30/11
Actual	$1,000.00	$1,098.71	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2010.
§	Affiliated Fund.
##	Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio/Series as a part of this facility.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements.
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s-gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2010
EXPENSE TABLE
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,074.50	0.56%	$2.93
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.38	0.56%	$2.85
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

October 31, 2010
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,365,928,180
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,345,376,305
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,192,323,045
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	861,951,881
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	847,246,064
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $5,673,754,857)	$6,612,825,475

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11
(Collateralized by $7,505,000 FNMA 2.24%, 07/06/15, valued
at $7,692,625) to be repurchased at $7,578,040
(Cost $7,578,000)	$7,578	7,578,000
TOTAL INVESTMENTS — (100.0%) (Cost $5,681,332,857)^		$6,620,403,475
____________________

^	The cost for federal income tax purposes is $5,691,681,007.

Summary of inputs used to value the Portfolio’s investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	Market Value
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,612,825,475	—	—	$6,612,825,475
Temporary Cash Investments	—	$7,578,000	—	7,578,000
TOTAL	$6,612,825,475	$7,578,000	—	$6,620,403,475

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,944,334,558
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,096,614,585
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,002,935,645
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	803,584,662
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	663,721,245
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,975,116,425)	$5,511,190,695

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 11/01/10
(Collateralized by $28,530,000 FHLMC 5.228%(r), 09/01/38, valued at $17,602,432) to be repurchased at $17,342,275
(Cost $17,342,000)	$17,342	17,342,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,992,458,425)		$5,528,532,695

Summary of inputs used to value the Portfolio’s investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,511,190,695	—	—	$5,511,190,695
Temporary Cash Investments	—	$17,342,000	—	17,342,000
TOTAL	$5,511,190,695	$17,342,000	—	$5,528,532,695

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2011
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$6,612,826
Temporary Cash Investments at Value & Cost	7,578
Cash	16
Receivables:
Fund Shares Sold	406
Prepaid Expenses and Other Assets	53
Total Assets	6,620,879
LIABILITIES:
Payables:
Due to Advisor	2,175
Accrued Expenses and Other Liabilities	239
Total Liabilities	2,414
NET ASSETS	$6,618,465
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,618,465 and shares outstanding
of 374,905,006	$17.65
Investments in Affiliated Investment Companies at Cost	$5,673,755
NET ASSETS CONSIST OF:
Paid-In Capital	$5,606,602
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(16,281)
Accumulated Net Realized Gain (Loss)	88,605
Net Unrealized Foreign Exchange Gain (Loss)	468
Net Unrealized Appreciation (Depreciation)	939,071
NET ASSETS	$6,618,465

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2010
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,511,191
Temporary Cash Investments at Value & Cost	17,342
Cash	16
Receivables:
Fund Shares Sold	1,932
Prepaid Expenses and Other Assets	35
Total Assets	5,530,516
LIABILITIES:
Payables:
Fund Shares Redeemed	16,878
Due to Advisor	1,813
Accrued Expenses and Other Liabilities	231
Total Liabilities	18,922
NET ASSETS	$5,511,594
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,511,594 and shares outstanding
of 341,572,645	$16.14
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$4,975,116
NET ASSETS CONSIST OF:
Paid-In Capital	$5,026,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,973
Accumulated Net Realized Gain (Loss)	(83,425)
Net Unrealized Foreign Exchange Gain (Loss)	449
Net Unrealized Appreciation (Depreciation)	536,075
NET ASSETS	$5,511,594

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2010

(Amounts in thousands)

Investment Income*
Net Investment Income Received from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $8,231)	$106,298
Interest	29
Income from Securities Lending	10,238
Expenses Allocated from Affiliated Investment Company	(6,818)
Total Net Investment Income Received from
Affiliated Investment Companies	109,747

Fund Investment Income
Interest	15
Total Fund Investment Income	15

Fund Expenses
Administrative Services Fees	18,673
Accounting & Transfer Agent Fees	77
Filing Fees	87
Shareholders’ Reports	120
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	89
Other	42
Total Expenses	19,132
Net Investment Income (Loss)	90,630
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	157,743
Foreign Currency Transactions	1,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	551,254
Translation of Foreign Currency
Denominated Amounts	210
Net Realized and Unrealized Gain (Loss)	710,829
Net Increase (Decrease) in Net Assets Resulting from Operations	$801,459
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$90,630	$83,540
Net Realized Gain (Loss) on:
Investment Securities Sold	157,743	(110,040)
Futures	—	592
Foreign Currency Transactions	1,622	1,180
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	551,254	1,280,471
Futures	—	1
Translation of Foreign Currency Denominated Amounts	210	(297)
Net Increase (Decrease) in Net Assets Resulting from Operations	801,459	1,255,447
Distributions From:
Net Investment Income:
Institutional Class Shares	(84,604)	(81,118)
Total Distributions	(84,604)	(81,118)
Capital Share Transactions (1):
Shares Issued	1,099,327	890,444
Shares Issued in Lieu of Cash Distributions	80,737	77,147
Shares Redeemed	(655,189)	(956,429)
Net Increase (Decrease) from Capital Share Transactions	524,875	11,162
Total Increase (Decrease) in Net Assets	1,241,730	1,185,491

Net Assets
Beginning of Period	4,269,864	3,084,373
End of Period	$5,511,594	$4,269,864

(1) Shares Issued and Redeemed:
Shares Issued	75,592	81,822
Shares Issued in Lieu of Cash Distributions	5,955	6,961
Shares Redeemed	(45,123)	(89,990)
Net Increase (Decrease) from Shares Issued and Redeemed	36,424	(1,207)
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$31,973	$13,949

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

			Period
	Year	Year	Dec. 1,		Year	Year	Year
	Ended	Ended	2007 to		Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,
	2010	2009	2008		2007	2006	2005
Net Asset Value, Beginning of
Period	$13.99	$10.07	$20.80		$19.43	$16.19	$14.12
Income From Investment Operations
Net Investment Income
(Loss)(A)	0.28	0.28	0.44		0.43	0.36	0.31
Net Gains (Losses) on
Securities (Realized and
Unrealized)	2.13	3.91	(9.55)		2.07	4.02	2.38
Total From Investment
Operations	2.41	4.19	(9.11)		2.50	4.38	2.69
Less Distributions
Net Investment Income	(0.26)	(0.27)	(0.45)		(0.46)	(0.36)	(0.29)
Net Realized Gains	—	—	(1.17)		(0.67)	(0.78)	(0.33)
Total Distributions	(0.26)	(0.27)	(1.62)		(1.13)	(1.14)	(0.62)
Net Asset Value, End of Period	$16.14	$13.99	$10.07		$20.80	$19.43	$16.19
Total Return	17.61%	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%
Net Assets, End of Period
(thousands)	$5,511,594	$4,269,864	$3,084,373		$5,597,209	$4,546,071	$2,725,231
Ratio of Expenses to Average
Net Assets (D)	0.56%	0.57%	0.55	%(B)	0.55%	0.56%	0.64%
Ratio of Expenses to Average
Net Assets (Excluding
Waivers and Assumption of
Expenses and/or Recovery of
Previously Waived
Fees) (D)	0.56%	0.57%	0.55	%(B)	0.55%	0.56%	0.64%
Ratio of Net Investment Income
to Average Net Assets	1.94%	2.48%	2.90	%(B)	2.03%	2.04%	2.05%
See page 123 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2010

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-eight operational portfolios and the International Small Company Portfolio (the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/10
International Small Company Portfolio	The Japanese Small Company Series	91%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
     Master Fund shares held by International Small Company Portfolio are valued at their respective daily net asset value. The Portfolio’s investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2010.

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deterred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of October 31, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from it respective Master Funds, which are treated as a partnership for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the year ended October 31, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fees and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis.

The International Small Company Portfolios is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2010, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2010, the total related amounts paid by the Fund to the CCO were $211 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2010, the total liability for deferred compensation to Directors/Trustees was $113 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$(8,877)	$11,998	$(3,121)

     The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2009	$81,118	—	$81,118
2010	84,604	—	84,604

     At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed		Total Net
Net Investment		Distributable
Income and	Capital	Earnings
Short-Term	Loss	(Accumulated
Capital Gains	Carryforward	Losses)
$62,669	$(75,782)	$(13,113)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolio had capital loss carryforwards available in the amount of $75,782 (amounts in thousands) to offset future realized capital gains expiring in 2017.

     During the year ended October 31, 2010, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $155,578 (amounts in thousands).

     Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the Year Ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

Mark to Market	Realized Gains
$30,541	$9,481

     At October 31, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$5,030,684	$1,197,767	$(699,918)	$497,849

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 29, 2010.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2010.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

     For the year ended October 31, 2010, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred	the Period
0.90%	$5,222	15	$2	$12,990

     There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2010.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

J. Other:

     At October 31, 2010, there were two shareholders that held approximate 50% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2010

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2010
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$942.00	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,135.30	0.18%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,151.00	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,096.20	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,097.80	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

October 31, 2010
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

									Real Estate
	Consumer	Consumer			Health		Information		Investment	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Trusts	Services	Utilities	Total
The Japanese Small
Company Series	23.7%	9.8%	1.1%	10.4%	4.5%	25.9%	11.2%	12.7%	—	—	0.7%	100.0%
The Asia Pacific Small
Company Series	23.3%	4.8%	6.1%	12.6%	4.8%	21.5%	4.4%	17.0%	0.1%	1.8%	3.6%	100.0%
The United Kingdom Small
Company Series	21.6%	4.4%	5.0%	13.5%	3.1%	30.8%	11.1%	5.6%	—	2.1%	2.8%	100.0%
The Continental Small
Company Series	15.3%	7.0%	5.3%	16.6%	8.5%	25.2%	10.0%	8.7%	—	1.2%	2.2%	100.0%
The Canadian Small
Company Series	10.5%	2.6%	17.9%	6.8%	4.5%	9.6%	5.6%	41.3%	—	0.3%	0.9%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2011
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.3%)
Aoyama Trading Co., Ltd.	250,500	$4,319,806	0.3%
Autobacs Seven Co., Ltd.	100,400	4,234,555	0.3%
Exedy Corp.	119,700	4,104,319	0.3%
* Haseko Corp.	5,356,000	3,876,607	0.2%
K’s Holdings Corp.	111,227	4,809,238	0.3%
# KYB Co., Ltd.	633,000	4,802,180	0.3%
Nifco, Inc.	187,400	4,957,937	0.3%
#* Pioneer Electronic Corp.	981,300	4,403,848	0.3%
# Ryohin Keikaku Co., Ltd.	92,200	4,416,378	0.3%
Shimachu Co., Ltd.	164,000	4,003,833	0.3%
Sumitomo Forestry Co., Ltd.	436,666	4,003,066	0.3%
Toyobo Co., Ltd.	2,970,000	4,376,744	0.3%
Other Securities		296,376,026	19.5%
Total Consumer Discretionary		348,684,537	23.0%

Consumer Staples — (8.4%)
Fuji Oil Co., Ltd.	258,900	3,986,536	0.3%
Morinaga Milk Industry Co., Ltd.	886,000	3,784,924	0.2%
Other Securities		135,932,993	9.0%
Total Consumer Staples		143,704,453	9.5%

Energy — (1.0%)
Other Securities		16,245,619	1.1%

Financials — (9.3%)
Bank of Okinawa, Ltd. (The)	92,500	3,973,581	0.3%
Century Tokyo Leasing Corp.	254,990	4,597,697	0.3%
Daishi Bank, Ltd. (The)	1,334,000	4,022,282	0.3%
Hyakugo Bank, Ltd. (The)	980,609	3,972,471	0.2%
Juroku Bank, Ltd.	1,284,000	4,001,947	0.3%
Musashino Bank, Ltd.	129,100	4,387,657	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,282,000	3,962,874	0.2%
San-in Godo Bank, Ltd. (The)	559,000	4,010,469	0.3%
Other Securities		126,540,569	8.3%
Total Financials		159,469,547	10.5%

Health Care (4.0%)
Kaken Pharmaceutical Co., Ltd.	353,000	4,947,380	0.3%
KYORIN Holdings, Inc.	205,000	4,078,682	0.3%
Nihon Kohden Corp.	159,200	3,963,916	0.3%
Rohto Pharmaceutical Co., Ltd.	339,000	3,857,952	0.2%
# Sawai Pharmaceutical Co., Ltd	53,400	5,626,321	0.4%
Other Securities		46,585,156	3.1%
Total Health Care		69,059,407	4.6%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (23.9%)
#	Asahi Diamond Industrial Co., Ltd.	241,000	$5,268,904	0.3%
	Duskin Co., Ltd.	212,500	4,132,038	0.3%
#	Hitachi Zosen Corp.	2,937,500	4,577,109	0.3%
#	Miura Co., Ltd.	137,600	3,988,800	0.3%
#	Mori Seiki Co., Ltd.	381,900	5,090,686	0.3%
	Nachi-Fujikoshi Corp.	663,000	3,936,338	0.3%
	OKUMA Corp.	513,000	4,889,030	0.3%
	Sankyu, Inc.	863,000	4,034,984	0.3%
	Takara Standard Co., Ltd.	501,000	3,840,935	0.2%
	Other Securities		371,176,630	24.5%
Total Industrials			410,935,454	27.1%

Information Technology — (9.7%)
#	Anritsu Corp.	458,000	4,008,583	0.3%
	Capcom Co., Ltd.	199,400	4,599,978	0.3%
	Horiba, Ltd.	145,650	4,721,602	0.3%
#	Kakaku.com, Inc.	647	4,549,603	0.3%
#	Net One Systems Co., Ltd.	1,984	3,817,022	0.2%
#	Nichicon Corp.	270,300	4,476,672	0.3%
	Ulvac, Inc.	160,300	3,946,854	0.3%
	Other Securities		136,292,088	9.0%
Total Information Technology			166,412,402	11.0%

Materials — (10.5%)
	FP Corp.	61,200	3,795,326	0.2%
	Nippon Light Metal Co., Ltd.	1,944,000	4,008,500	0.3%
	Sumitomo Bakelite Co., Ltd.	591,000	3,958,719	0.3%
	Sumitomo Osaka Cement Co., Ltd.	1,521,000	4,271,847	0.3%
#	Taiheiyo Cement Corp.	3,133,000	6,655,255	0.4%
#	Toagosei Co., Ltd.	941,000	4,739,674	0.3%
#	Tokai Carbon Co., Ltd.	811,000	4,533,436	0.3%
	Other Securities		149,096,209	9.8%
Total Materials			181,058,966	11.9%

Utilities — (0.5%)
	Other Securities		8,168,256	0.5%
TOTAL COMMON STOCKS			1,503,738,641	99.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11
(Collateralized by $230,000 FNMA 2.24%, 07/06/15,
valued at $235,750) to be repurchased at $230,001	$230	$230,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@DFA Short Term Investment Fund	211,613,903	211,613,903	14.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11
(Collateralized by $44,808,611 FNMA 6.500%, 10/01/39,
valued at $1,854,442)## to be repurchased at $1,818,083	$1,818	1,818,080	0.1%
TOTAL SECURITIES LENDING COLLATERAL		213,431,983	14.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,770,706,511)^		$1,717,400,624	113.3%
____________________

^       The cost for federal income taxes is $1,772,003,497.

Summary of inputs used to value the Series’ investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,000,064	$346,684,473	—	$348,684,537
Consumer Staples	67,131	143,637,322	—	143,704,453
Energy	—	16,245,619	—	16,245,619
Financials	—	159,469,547	—	159,469,547
Health Care	—	69,059,407	—	69,059,407
Industrials	1,055,313	409,880,141	—	410,935,454
Information Technology	—	166,412,402	—	166,412,402
Materials	67,176	180,991,790	—	181,058,966
Utilities	—	8,168,256	—	8,168,256
Temporary Cash Investments	—	230,000	—	230,000
Securities Lending Collateral	—	213,431,983	—	213,431,983
TOTAL	$3,189,684	$1,714,210,940	—	$1,717,400,624

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.9%)
AUSTRALIA — (49.9%)
	Adelaide Brighton, Ltd.	1,927,272	$6,407,994	0.6%
	Ansell, Ltd.	503,479	7,655,505	0.8%
#	APA Group, Ltd.	1,773,977	7,751,818	0.8%
*	Atlas Iron, Ltd.	1,702,361	6,861,093	0.7%
*	Aurora Oil & Gas, Ltd.	1,265,748	4,777,394	0.5%
#	Australian Infrastructure Fund NL	3,159,690	6,530,494	0.7%
	Beach Petroleum, Ltd.	4,257,412	4,204,187	0.4%
	Boart Longyear Group	1,792,094	7,669,200	0.8%
#	Bradken, Ltd.	634,599	5,433,579	0.5%
	Campbell Brothers, Ltd.	279,982	13,788,640	1.4%
#	Challenger Financial Services Group, Ltd.	1,750,037	9,219,424	0.9%
#	ConnectEast Group, Ltd.	15,054,714	7,440,408	0.7%
*	CSR, Ltd.	1,769,153	5,526,703	0.6%
#	David Jones, Ltd.	1,447,885	6,322,464	0.6%
#	Downer EDI, Ltd.	1,296,738	5,181,592	0.5%
#	DUET Group, Ltd.	3,697,647	6,753,564	0.7%
#	Flight Centre, Ltd.	192,954	4,495,437	0.4%
	Goodman Fielder, Ltd.	5,856,026	6,670,943	0.7%
#	Graincorp, Ltd. Series A	693,457	6,198,042	0.6%
	Iiuka Resources, Ltd.	573,137	10,367,568	1.0%
#	Independence Group NL	892,724	5,422,661	0.5%
#	Invocare, Ltd.	561,603	4,640,556	0.5%
#	IOOF Holdings, Ltd.	989,055	7,030,230	0.7%
#	JB Hi-Fi, Ltd.	407,557	7,487,000	0.7%
#	Kingsgate Consolidated, Ltd.	557,653	4,800,140	0.5%
	Mineral Resources, Ltd.	419,678	5,195,893	0.5%
#	Monadelphous Group, Ltd.	318,887	6,313,232	0.6%
#*	Mount Gibson Iron, Ltd.	2,962,399	5,890,618	0.6%
#	Myer Holdings, Ltd.	2,221,367	6,305,969	0.6%
#	Navitas, Ltd.	1,157,537	5,025,721	0.5%
#*	PanAust, Ltd.	1,751,439	7,130,137	0.7%
#	Perpetual Trustees Australia, Ltd.	159,965	4,286,916	0.4%
#*	Perseus Mining, Ltd.	1,605,654	4,513,701	0.5%
#	Primary Health Care, Ltd.	1,835,694	6,772,769	0.7%
#	Reece Australia, Ltd.	238,457	5,305,538	0.5%
#	SAI Global, Ltd.	1,045,821	5,328,932	0.5%
	Seek, Ltd.	666,916	4,625,518	0.5%
	Seven Group Holdings, Ltd.	712,694	7,397,321	0.7%
#	Seven . West Media, Ltd.	1,216,239	5,292,089	0.5%
#	Southern Cross Media Group, Ltd.	2,546,520	4,262,036	0.4%
	Spark Infrastructure Group, Ltd.	4,783,165	6,644,714	0.7%
	Super Retail Group, Ltd.	836,106	6,266,848	0.6%
	Transfield Services, Ltd.	1,784,320	6,433,194	0.6%
#	UGL, Ltd.	332,576	4,970,149	0.5%
	Other Securities		335,728,282	33.2%
TOTAL AUSTRALIA			612,326,213	60.6%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (17.7%)
Giordano International, Ltd.	7,162,000	$6,085,389	0.6%
Pacific Basin Shipping, Ltd.	7,551,000	4,325,640	0.4%
# Techtronic Industries Co., Ltd.	4,086,000	4,889,341	0.5%
Other Securities		201,115,305	19.9%
TOTAL HONG KONG		216,415,675	21.4%

MALAYSIA — (0.0%)
Other Securities		4,272	0.0%

NEW ZEALAND * — (5.0%)
Fisher & Paykel Healthcare Corp., Ltd.	2,569,174	5,878,546	0.6%
Sky City Entertainment Group, Ltd.	2,560,206	7,694,793	0.8%
Sky Network Television, Ltd.	928,697	4,284,328	0.4%
Other Securities		43,949,117	4.3%
TOTAL NEW ZEALAND		61,806,784	6.1%

SINGAPORE — (9.3%)
Other Securities		113,508,833	11.2%
TOTAL COMMON STOCKS		1,004,061,777	99.3%
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		246,591	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (18.1%)
§@ DFA Short Term Investment Fund	221,632,057	221,632,057	21.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.00%, 07/01/11
(Collateralized by $334,266 U.S. Treasury Note 1.250%, 09/30/15,
valued at $332,876) to be repurchased at $326,272	$326	326,272	0.0%
TOTAL SECURITIES LENDING COLLATERAL		221,958,329	21.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,045,074,357)^		$1,226,266,697	121.2%
____________________

^       The cost for federal income taxes is $1,049,195,746.

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,329,680	$602,996,533	—	$612,326,213
Hong Kong	1,377,918	215,037,757	—	216,415,675
Malaysia	—	4,272	—	4,272
New Zealand	185,075	61,621,709	—	61,806,784
Singapore	529,687	112,979,146	—	113,508,833
Rights/Warrants
Singapore	230,015	16,576	—	246,591
Securities Lending Collateral	—	221,958,329	—	221,958,329
TOTAL	$11,652,375	$1,214,614,322	—	$1,226,266,697

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (99.5%)
Consumer Discretionary — (21.6%)
	Aegis Group P.L.C.	3,480,000	$8,931,166	0.7%
*	Barratt Developments P.L.C.	3,411,936	6,278,773	0.5%
	Beltway P.L.C.	472,781	5,411,621	0.4%
*	Berkeley Group Holdings P.L.C. (The)	485,802	10,048,224	0.8%
	Bovis Homes Group P.L.C.	506,207	3,592,063	0.3%
*	Bwin.Party Digital Entertainment P.L.C.	1,275,452	3,066,512	0.3%
#	Carpetright P.L.C.	176,546	1,858,041	0.2%
*	Carphone Warehouse Group P.L.C.	432,495	2,934,295	0.2%
	Daily Mail & General Trust P.L.C. Series A	1,068,559	7,981,085	0.7%
*	Debenhams P.L.C.	4,473,367	4,950,730	0.4%
	Dignity P.L.C.	214,913	2,730,714	0.2%
*	Dixons Retail P.L.C.	11,456,408	3,090,433	0.3%
*	Enterprise Inns P.L.G.	1,808,533	1,858,874	0.2%
	Euromoney Institutional Investor P.L.C.	292,779	3,063,069	0.3%
	Fuller Smith & Turner P.L.C.	129,026	1,421,405	0.1%
	GKN P.L.C	3,416,340	12,737,106	1.0%
	Greene King P.L.C.	639,838	6,567,720	0.5%
	Halfords Group P.L.C.	752,842	4,488,100	0.4%
	Headlam Group P.L.C.	330,383	1,547,692	0.1%
	Holidaybreak P.L.C.	273,468	1,273,175	0.1%
	Home Retail Group P.L.C.	2,286,082	6,009,645	0.5%
*	Howden Joinery Group P.L.C.	1,864,740	3,200,183	0.3%
	lnchcape P.L.C.	1,713,307	11,505,101	0.9%
	Informa P.L.C.	1,676,945	11,639,913	0.9%
*	ITV P.L.C.	7,632,128	8,763,508	0.7%
	JD Sports Fashion P.L.C.	120,013	1,790,034	0.1%
	JD Wetherspoon P.L.C.	462,380	3,201,105	0.3%
	John Menzies P.L.C.	244,534	1,948,701	0.2%
	Kesa Electricals P.L.C.	2,105,278	4,651,670	0.4%
	Ladbrokes P.L.C.	3,250,736	7,953,094	0.6%
	Marston’s P.L.C.	2,058,809	3,375,836	0.3%
	Millennium & Copthorne Hotels P.L.C.	659,043	5,386,148	0.4%
*	Mitchells & Butlers P.L.C.	935,348	4,728,856	0.4%
	Mothercare P.L.C.	342,220	2,184,013	0.2%
	N Brown Group P.L.C.	862,304	3,644,251	0.3%
	Pace P.L.C.	834,489	1,427,712	0.1%
	Persimmon P.L.C.	1,135,393	8,796,680	0.7%
*	Punch Taverns P.L.C.	2,380,301	2,744,117	0.2%
	Rank Group P.L.C.	971,863	2,330,621	0.2%
*	Redrow P.L.C.	842,188	1,679,613	0.1%
	Restaurant Group P.L.C.	780,418	3,687,080	0.3%
	Rightmove P.L.C.	332,650	6,363,329	0.5%
*	Sports Direct International P.L.C.	652,835	2,476,614	0.2%
*	Taylor Wimpey P.L.C.	10,193,481	6,178,265	0.5%
	Ted Baker P.L.C.	149,926	1,910,679	0.2%
	Thomas Cook Group P.L.C.	3,076,507	6,574,579	0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	United Business Media P.L.C.	917,439	$8,196,296	0.7%
	Vitec Group P.L.C. (The)	160,303	1,555,619	0.1%
	WH Smith P.LC.	620,413	4,880,395	0.4%
	Whitbread P.L.C.	103,235	2,676,627	0.2%
	William Hill P.L.C.	2,747,247	10,072,587	0.8%
	Other Securities		19,181,356	1.6%
Total Consumer Discretionary			264,545,025	21.5%

Consumer Staples — (3.9%)
	A.G. Barr P.L.C.	134,250	2,836,469	0.2%
	Anglo-Eastern Plantations P.L.C.	108,153	1,293,008	0.1%
	Britvic P.L.C.	878,226	5,565,797	0.5%
	Cranswick P.L.C.	199,793	2,333,972	0.2%
	Dairy Crest Group P.L.C.	560,392	3,333,003	0.3%
	Devro P.L.C.	654,975	2,842,942	0.2%
	Greggs P.L.C.	422,420	3,589,519	0.3%
	McBride P.L.C.	832,651	1,849,682	0.1%
*	Premier Foods P.L.C.	7,951,806	2,428,477	0.2%
	PZ Cussons P.L.C.	1,287,639	7,359,502	0.6%
	Tate & Lyle P.L.C.	1,074,000	10,622,478	0.9%
	Other Securities		3,817,019	0.3%
Total Consumer Staples			47,871,868	3.9%

Energy — (5.2%)
*	Afren P.L.C.	3,749,554	9,499,140	0.8%
	Anglo Pacific Group P.L.C.	449,037	2,298,730	0.2%
*	EnQuest P.L.C.	1,922,771	3,793,477	0.3%
#	Heritage Oil P.L.C.	556,931	1,959,109	0.2%
	Hunting P.L.C.	462,895	5,690,274	0.5%
	James Fisher & Sons P.L.C.	171,886	1,517,981	0.1%
	JKX Oil & Gas P.L.C.	456,676	1,944,741	0.2%
	John Wood Group P.L.C.	1,071,070	11,114,771	0.9%
	Lamprell P.L.C.	319,268	1,935,837	0.1%
*	Premier Oil P.L.C.	1,778,192	12,760,289	1.0%
*	Salamander Energy P.L.C.	536,295	2,415,457	0.2%
*	Soco International P.L.C.	892,380	5,087,570	0.4%
	Other Securities		3,456,046	0.3%
Total Energy			63,473,422	5.2%

Financials — (13.1%)
	Aberdeen Asset Management P.L.C.	2,716,498	9,730,425	0.8%
	Amlin P.L.C.	1,873,731	12,214,376	1.0%
	Ashmore Group P.L.C.	1,022,611	6,539,517	0.5%
	Beazley P.L.C.	1,987,208	3,989,296	0.3%
	Brewin Dolphin Holdings P.L.C.	926,221	2,209,574	0.2%
	Catlin Group, Ltd. P.L.C.	1,357,851	8,754,417	0.7%
	Close Brothers Group P.L.C.	561,047	6,954,101	0.6%
	Daejan Holdings P.L.C.	33,094	1,464,922	0.1%
	Development Securities P.L.C.	460,015	1,670,408	0.1%
	F&C Asset Management P.L.C.	1,704,428	2,056,897	0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Financials — (Continued)
Hargreaves Lansdown P.L.C.	528,509	$5,159,729	0.4%
Helical Bar P.L.C.	373,868	1,526,266	0.1%
Henderson Group P.L.C.	3,662,444	8,957,842	0.7%
HiscoxLtdPLC.	1,562,751	10,513,580	0.9%
lG Group Holdings P.L.C.	1,317,769	9,219,150	0.8%
Intermediate Capital Group P.L.C	981,195	5,083,723	0.4%
International Personal Finance P.L.C.	917,859	5,415,430	0.4%
Jardine Lloyd Thompson Group P.L.C.	638,821	6,977,632	0.6%
Lancashire Holdings, Ltd. P.L.C.	509,651	5,345,224	0.4%
London Stock Exchange Group P.L.C	579,642	9,875,370	0.8%
Provident Financial P.L.C.	511,477	7,908,102	0.7%
Rathbone Brothers P.L.C.	169,613	3,076,344	0.3%
Savills P.L.C.	543,867	3,418,302	0.3%
St. James’s Place P.L.C.	774,278	4,217,368	0.3%
St. Modwen Properties P.L.C.	630,419	1,872,715	0.2%
Tullett Prebon P.L.C.	816,518	4,643,425	0.4%
Other Securities		11,576,762	0.9%
Total Financials		160,370,897	13.1%

Health Care — (1.7%)
*BTG P.L.C.	1,061,629	4,771,698	0.4%
Dechra Pharmaceuticals P.L.C.	235,191	1,852,776	0.2%
Genus P.L.C.	171,521	2,838,645	0.2%
Hikma Pharmaceuticals P.L.C.	522,945	6,383,940	0.5%
*Vectura Group P.L.C.	1,349,073	1,724,456	0.2%
Other Securities		3,885,837	0.3%
Total Health Care		21,457,352	1.8%

Industrials — (30.5%)
Ashtead Group P.L.C.	2,124,586	5,796,802	0.5%
Babcock International Group P.L.C.	1,374,426	15,716,990	1.3%
Balfour Beatty P.L.C.	2,772,768	13,747,313	1.1%
BBA Aviation P.L.C.	1,796,070	6,277,996	0.5%
Berendsen P.L.C.	709,591	6,212,988	0.5%
Bodycote P.L.C.	745,786	4,452,764	0.4%
Bunzl P.L.C.	220,977	2,767,227	0.2%
Carillion P.L.C.	1,695,236	10,233,512	0.8%
Charter International P.L.C.	664,438	8,448,488	0.7%
Chemring Group P.L.C.	729,327	7,485,516	0.6%
Clarkson P.L.C.	64,187	1,280,445	0.1%
“Cobham P.L.C.	422,515	1,433,988	0.1%
Cookson Group P.L.C.	1,092,028	11,796,973	1.0%
De La Rue P.L.C.	387,017	4,752,727	0,4%
*easyJet P.L.C.	690,633	3,984,035	0.3%
Fenner P.L.C.	715,591	4,620,399	0.4%
Firstgroup P.L.C.	1,710,421	9,367,454	0.8%
Galliford Try P.L.C.	207,861	1,731,379	0.1%
Go-Ahead Group P.L.C.	173,516	4,400,893	0.4%
Hays P.L.C.	5,445,665	9,003,474	0.7%
Homeserve P.L.C.	1,162,452	9,381,530	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
IMI P.L.C.	1,053,765	$17,814,467	1.4%
Interserve P.L.C.	529,664	2,741,164	0.2%
Intertek Group P.L.C.	518,306	16,426,156	1.3%
Invensys P.L.C.	810,806	4,193,976	0.3%
ITE Group PL.C.	1,059,501	3,711,784	0.3%
Keller Group P.L.C.	276,404	2,068,505	0.2%
Kier Group P.L.C.	152,839	3,338,522	0.3%
Meggitt P.L.C.	2,465,596	15,080,853	1.2%
Melrose P.L.C.	1,972,161	11,457,392	0.9%
Michael Page International P.L.C.	1,310,832	11,260,525	0.9%
Mitie Group P.L.C.	1,286,774	4,932,973	0.4%
Morgan Crucible Co. P.L.C.	1,252,304	6,197,330	0.5%
Morgan Sindall P.L.C.	169,608	1,723,847	0.1%
National Express Group P.L.C.	1,681,216	6,838,575	0.6%
*Northgate P.L.C.	409,620	2,158,929	0.2%
*Qinetiq P.L.C.	2,334,802	4,519,973	0.4%
Regus P.L.C.	3,337,697	5,926,074	0.5%
*Rentokil Initial P.L.C.	4,928,181	7,519,029	0.6%
Ricardo P.L.C.	217,815	1,418,567	0.1%
Robert Walters P.L.C.	387,999	1,853,100	0.2%
Rotork P.L.C.	366,679	9,914,504	0.8%
RPS Group P.L.C.	836,994	3,293,533	0.3%
Senior P.L.C.	1,762,689	5,153,163	0.4%
Severfield-Rowen P.L.C.	371,550	1,293,663	0.1%
Shanks Group P.L.C.	1,786,148	3,667,365	0.3%
*SIG P.L.C.	2,043,552	4,475,853	0.4%
Spirax-Sarco Engineering P.L.C.	319,520	10,274,070	0.8%
Stagecoach Group P.L.C.	2,086,234	8,553,163	0.7%
Sthree P.L.C.	330,670	2,110,878	0.2%
Travis Perkins P.L.C.	922,110	14,644,805	1.2%
Ultra Electronics Holdings P.L.C.	283,178	7,802,213	0.6%
#*Volex Group P.L.C.	229,354	1,304,654	0.1%
WS Atkins P.L.C.	501,683	6,024,534	0.5%
XP Power, Ltd. P.L.C.	73,546	1,832,591	0.1%
Other Securities		19,602,454	1.6%
Total Industrials		374,022,077	30.4%

Information Technology — (11.3%)
Anite P.L.C.	1,166,924	1,406,747	0.1%
Aveva Group P.L.C.	289,692	7,974,889	0.6%
Computacenter P.L.C.	446,179	3,433,766	0.3%
CSR P.L.C.	683,977	3,401,330	0.3%
Dialight P.L.C.	111,362	1,320,743	0.1%
Diploma P.L.C.	482,456	2,902,944	0.2%
Domino Printing Sciences P.L.C.	455,803	4,992,063	0.4%
Electrocomponents P.L.C.	1,705,194	7,457,713	0.6%
Fidessa Group P.L.C.	137,261	4,271,691	0.3%
Halma P.L.C.	1,541,075	10,250,647	0.8%
*Imagination Technologies Group P.L.C.	961,901	5,808,383	0.5%
*Kofax P.L.C.	317,667	2,258,022	0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Information Technology — (Continued)
Laird P.L.C.	915,289	$2,975,498	0.2%
Logica P.L.C.	6,235,907	13,417,236	1.1%
Micro Focus International P.L.C.	568,939	3,061,228	0.3%
*Misys P.L.C.	1,604,251	10,823,555	0.9%
Oxford Instruments P.L.C.	193,856	2,858,545	0.2%
Premier Farnell P.L.C.	1,467,203	5,617,322	0.5%
Renishaw P.L.C.	188,423	5,300,933	0.4%
SDL P.L.C.	338,168	3,786,658	0.3%
Spectris P.L.C.	515,234	13,193,474	1.1%
Spirent Communications P.L.C.	2,622,105	6,280,169	0.5%
*Telecity Group P.L.C.	514,451	4,573,634	0.4%
TT electronics P.L.C.	635,179	2,043,969	0.2%
*Wolfson Microelectronics P.L.G.	504,759	1,385,020	0.1%
Other Securities		8,439,768	0.7%
Total Information Technology		139,235,947	11.3%

Materials — (6.9%)
*Centamin Egypt, Ltd. P.L.C.	1,303,673	2,633,156	0.2%
Croda International P.L.C.	520,183	15,754,926	1.3%
DS Smith P.L.C.	1,705,931	6,894,782	0.6%
Elementis P.L.C.	1,966,934	5,453,538	0.4%
Ferrexpo P.L.C.	888,830	6,709,066	0.5%
Filtrona P.L.C.	753,961	4,419,148	0.3%
*Gem Diamonds, Ltd. P.L.C.	424,075	1,560,714	0.1%
Hill & Smith Holdings P.L.C.	275,101	1,532,023	0.1%
Hochschild Mining P.L.C.	601,863	4,435,986	0.4%
Marshalls P.L.C.	721,612	1,240,054	0.1%
Mondi P.L.C.	1,078,021	10,729,879	0.9%
Petropavlovsk P.L.C.	494,599	5,795,709	0.5%
RPC Group P.L.C.	622,691	3,642,543	0.3%
#*Talvivaara Mining Co. P.L.C.	201,330	1,501,972	0.1%
Victrex P.L.C.	340,523	8,204,403	0.7%
Yule Catto & Co. P.L.C.	721,863	2,635,672	0.2%
Other Securities		2,125,806	0.2%
Total Materials		85,269,377	6,9%

Real Estate Investment Trusts — (0.1%)
Other Securities		1,203,229	0.1%

Telecommunication Services — (1.9%)
Cable & Wireless Communications P.L.C.	9,309,312	6,063,742	0.5%
Cable & Wireless Worldwide P.L.C.	5,850,381	4,326,976	0.4%
*Colt Group SA	1,287,437	2,959,677	0.2%
Kcom Group P.L.C.	2,643,350	3,295,116	0.3%
TalkTalk Telecom Group P.L.C.	1,483,185	3,406,956	0.3%
Telecom Plus P.L.C.	265,603	2,835,392	0.2%
Total Telecommunication Services		22,887,859	1.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (3.3%)
Drax Group P.L.C.	1,413,394	$11,418,521	0.9%
Northumbrian Water Group P.L.C.	2,041,545	13,618,218	1.1%
Pennon Group P.L.C.	1,408,845	15,777,193	1.3%
Other Securities		236,626	0.0%
Total Utilities		41,050,558	3.3%
TOTAL COMMON STOCKS		1,221,387,611	99.4%

PREFERRED STOCKS — (0.0%)

Consumer Staples — (0.0%)
Other Securities		4,364	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		17,557	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11
(Collateralized by $310,000 FNMA 2.24%, 07/06/15,
valued at $317,750) to be repurchased at $313,002	$313	313,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (0.5%)
§@DFA Short Term Investment Fund	4,248,051	4,248,051	0.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0,05%, 07/01/11
(Collateralized by $44,808,611 FNMA 6.500%, 10/01/39,
valued at $1,733,416) ## to be repurchased at $1,699,429	$1,699	1,699,427	0.1%
TOTAL SECURITIES LENDING COLLATERAL		5,947,478	0.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,038,460,478)^		$1,227,670,010	99.9%
____________________

^	The cost for federal income tax purposes is $1,043,048,883.

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$240,825	$264,304,200	—	$264,545,025
Consumer Staples	272,441	47,599,427		47,871,868
Energy	—	63,473,422	—	63,473,422
Financials	5,470	160,365,427	—	160,370,897
Health Care	24,168	21,433,184	—	21,457,352
Industrials	56,878	373,965,199	—	374,022,077
Information Technology	—	139,235,947		139,235,947
Materials	—	85,269,377	—	85,269,377
Real Estate Investment Trusts	—	1,203,229	—	1,203,229
Telecommunication Services	—	22,887,859	—	22,887,859
Utilities	—	41,050,558		41,050,558
Preferred Stocks
Consumer Staples	—	4,364	—	4,364
Rights/Warrants	—	17,557	—	17,557
Temporary Cash Investments	—	313,000	—	313,000
Securities Lending Collateral	—	5,947,478	—	5,947,478
TOTAL	$599,782	$1,227,070,228	—	$1,227,670,010

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.6%)
AUSTRIA — (2.1%)
	Andritz AG	86,321	$8,900,495	0.3%
	Other Securities		52,226,027	2.1%
TOTAL AUSTRIA			61,126,522	2.4%

BELGIUM — (2.8%)
	Ackermans & van Haaren NV	87,214	8,469,064	0.3%
	D’ieteren SA	129,060	8,819,886	0.4%
	Other Securities		65,945,987	2.6%
TOTAL BELGIUM			83,234,937	3.3%

DENMARK — (2.4%)
*	Topdanmark A.S.	53,386	9,968,841	0.4%
	Other Securities		60,755,480	2.4%
TOTAL DENMARK			70,724,321	2.8%

FINLAND — (5.6%)
#	Elisa Oyj	410,534	8,835,531	0.3%
#	KCI Konecranes Oyj	245,559	9,980,338	0.4%
#	Orion Oyj Series B	337,043	8,693,677	0.3%
	Yit Oyj	357,070	8,938,501	0.4%
	Other Securities		129,688,286	5.2%
TOTAL FINLAND			166,136,333	6.6%

FRANCE — (11.1%)
	Arkema SA	194,678	20,023,110	0.8%
#*	Nexans SA	110,500	10,402,364	0.4%
#	Rhodia SA	339,910	15,413,808	0.6%
#*	Valeo SA	230,609	15,775,506	0.6%
	Zodiac Aerospace SA	105,911	9,221,518	0.4%
	Other Securities		255,734,846	10.2%
TOTAL FRANCE			326,571,152	13,0%

GERMANY — (13.3%)
*	Aareal Bank AG	423,110	14,481,031	0.6%
#	Aixtron SE	314,748	10,742,870	0.4%
	Aurubis AG	152,783	9,942,993	0.4%
*	Bilfinger Berger SE	162,980	16,141,026	0.6%
#	Kloeckner & Co. SE	341,221	10,279,419	0.4%
#	MTU Aero Engines Holding AG	176,697	14,113,186	0.6%
	Rheinmetall AG	123,125	10,892,028	0.4%
	Rhoen-Klinikum AG	406,308	9,807,444	0.4%
#*	SGL Carbon SE	229,387	12,982,945	0.5%
	Software AG	195,658	11,730,873	0.5%
	Symrise AG	330,233	10,516,213	0.4%
	Wincor Nixdorf AG	119,287	8,623,243	0.3%
	Other Securities		252,592,091	10.1%
TOTAL GERMANY			392,845,362	15.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (2.2%)
Other Securities		$63,805,457	2.5%

IRELAND — (2.5%)
DCC P.L.C.	308,989	8,826,262	0.3%
Dragon Oil P.L.C.	1,347,570	11,344,286	0.5%
Paddy Power P.L.C.	180,573	9,822,576	0.4%
Other Securities		42,569,962	1.7%
TOTAL IRELAND		72,563,086	2.9%

ISRAEL — (2.4%)
Other Securities		69,898,514	2.8%

ITALY — (7.1%)
# Bulgari SpA	525,731	9,282,070	0.4%
Davide Campar€ - Milano SpA	1,031,266	8,468,419	0.4%
Prysmian SpA	653,038	13,145,865	0.5%
Other Securities		178,704,256	7.1%
TOTAL ITALY		209,600,610	8.4%

NETHERLANDS — (4.4%)
Aalberts Industries NV	384,012	8,986,209	0.4%
# Imtech NV	272,621	9,636,928	0.4%
Nutreco NV	143,733	10,564,400	0.4%
SBM Offshore NV	571,377	15,107,606	0.6%
Other Securities		85,179,081	3.4%
TOTAL NETHERLANDS		129,474,224	5.2%

NORWAY — (2.6%)
Other Securities		77,006,868	3.1%

PORTUGAL — (0,9%)
Other Securities		25,699,214	1.0%

SPAIN — (4.7%)
# Grifols SA	457,616	9,180,133	0.4%
Other Securities		129,463,110	5.1%
TOTAL SPAIN		138,643,243	5.5%

SWEDEN — (6.8%)
Elekta AB Series B	255,842	12,137,880	0.5%
Trelleborg AB Series B	928,357	10,331,545	0.4%
Other Securities		178,535,970	7.1%
TOTAL SWEDEN		201,005,395	8.0%

SWITZERLAND — (13.7%)
# Aryzta AG	289,931	15,571,604	0.6%
* Clariant AG	590,095	11,289,340	0.5%
* Dufry AG	65,162	8,213,227	0.3%
# Galenica Holding AG	18,828	12,068,068	0.5%
GAM Holding AG	780,910	12,848,623	0.5%
* George Fisher AG	15,351	8,450,867	0.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Conitnued)
Helvetia Holding AG	22,754	$9,748,567	0.4%
#* Meyer Burger Technology AG	200,895	8,843,235	0.4%
Nobel Biocare Holding AG	478,680	9,761,354	0.4%
PSP Swiss Property AG	148,327	14,090,589	0.6%
Sulzer AG	66,153	10,786,243	0.4%
Swiss Life Holding AG	93,938	15,405,961	0.6%
Other Securities		267,111,596	10.6%
TOTAL SWITZERLAND		404,189,274	16.1%
TOTAL COMMON STOCKS		2,492,524,512	99.2%
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		2,810	0,0%

FRANCE -— (0.0%)
Other Securities		52,191	0.0%

GERMANY — (0.0%)
Other Securities		15,170	0.0%

ITALY — (0.0%)
Other Securities		887,418	0.0%

NORWAY — (0.0%)
Other Securities		17,710	0.0%

SPAIN — (0.0%)
Other Securities		82,573	0.0%
TOTAL RIGHTS/WARRANTS		1,057,872	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11
(Collateralized by $1,720,000 FNMA 2.24%, 07/06/15,
valued at $1,763,000) to be repurchased at $1,733,009	$1,733	1,733,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@ DFA Short Term Investment Fund	450,902,845	450,902,845	18.0%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11
(Collateralized by $44,808,611 FNMA 6.500%, 10/01/39,
valued at $737,762)## to be repurchased at $723,297	$723	723,296	0.0%
TOTAL SECURITIES LENDING COLLATERAL		451,626,141	18.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,448,732,480)^		$2,946,941,525	117.3%
____________________

^       The cost for federal income tax purposes is $2,450,044,575.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$124,747	$61,001,775	—	$61,126,522
Belgium	278,836	82,956,101	—	83,234,937
Denmark	337,980	70,386,341	—	70,724,321
Finland	—	166,136,333	—	166,136,333
France	723,207	325,847,945	—	326,571,152
Germany	156,906	392,688,456	—	392,845,362
Greece	—	63,805,457	—	63,805,457
Ireland	—	72,563,086	—	72,563,086
Israel	3,299,270	66,599,244	—	69,898,514
Italy	—	209,600,610	—	209,600,610
Netherlands	—	129,474,224	—	129,474,224
Norway	—	77,006,868	—	77,006,868
Portugal	—	25,699,214	—	25,699,214
Spain	—	138,643,243	—	138,643,243
Sweden	4,241,835	196,763,560	—	201,005,395
Switzerland	2,789,350	401,399,924	—	404,189,274
Rights/Warrants
Belgium	2,810	—	—	2,810
France	52,191	—	—	52,191
Germany	—	15,170		15,170
Italy	886,520	898	—	887,418
Norway	—	17,710	—	17,710
Spain	82,573	—	—	82,573
Temporary Cash Investments	—	1,733,000	—	1,733,000
Securities Lending Collateral	—	451,626,141	—	451,626,141
TOTAL	$12,976,225	$2,933,965,300	—	$2,946,941,525

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (72.2%)
Consumer Discretionary — (7.8%)
	Astral Media, Inc. Class A	195,947	$7,582,293	0.9%
#	Corus Entertainment, Inc. Class B	295,300	6,292,099	0.8%
#*	Dollarama, Inc.	197,346	6,684,944	0.8%
	Groupe Aeroplan, Inc.	696,151	9,614,528	1.1%
#*	Imax Corp.	270,137	8,792,162	1.0%
	Quebecor, Inc. Class B	169,593	5,570,746	0.7%
#	RONA, Inc.	470,775	5,862,417	0.7%
	Other Securities		40,689,614	4.8%
Total Consumer Discretionary			91,088,803	10.8%

Consumer Staples — (2.0%)
	Other Securities		23,739,179	2.8%

Energy — (18,3%)
#	AltaGas, Ltd	276,864	7,392,035	0.9%
#*	Bankers Petroleum, Ltd.	810,182	5,779,514	0.7%
#*	BlackPearl Resources, Inc.	954,830	6,742,073	0.8%
*	Celtic Exploration, Ltd.	269,000	5,949,266	0.7%
#	Daylight Energy, Ltd.	724,488	7,023,654	0.8%
	Ensign Energy Services, Inc.	448,952	8,900,370	1.0%
*	Legacy Oil & Gas, Inc.	438,795	5,327,689	0.6%
#	Mullen Group, Ltd.	274,057	5,765,583	0.7%
#	NAL Energy Corp.	493,588	5,650,072	0.7%
*	Precision Drilling Corp.	773,845	11,112,814	1.3%
#	Progress Energy Resources Corp.	421,507	6,000,613	0.7%
#	Provident Energy, Ltd.	568,993	5,085,510	0.6%
	ShawCor, Ltd.	222,500	6,833,377	0.8%
#*	SouthGobi Resources, Ltd.	527,782	5,833,538	0.7%
	Other Securities		119,631,802	14.1%
Total Energy			213,027,910	25.1%

Financials — (5.2%)
#	AGF Management, Ltd. Class B	330,879	6,418,939	0.8%
#	Canadian Western Bank	240,300	7,674,053	0.9%
	Home Capital Group, Inc.	120,600	6,471,098	0.8%
#	TMX Group, Inc.	231,476	10,512,363	1.2%
	Other Securities		29,817,032	3.5%
Total Financials			60,893,485	7.2%

Health Care — (2.1%)
	MDS, Inc.	464,108	5,072,008	0.6%
*	SXC Health Solutions Corp.	93,750	5,537,806	0.6%
	Other Securities		13,225,993	1.6%
Total Health Care			23,835,807	2.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (6.9%)
#	Progressive Waste Solutions, Ltd.	352,770	$8,782,215	1.0%
#	Ritchie Brothers Auctioneers, Inc.	290,737	8,006,610	0.9%
	Russel Metals, Inc.	243,400	6,203,299	0.7%
*	Stantec, Inc.	168,695	4,897,569	0.6%
	Toromont Industries, Ltd.,	279,959	5,515,290	0.7%
	Other Securities		47,320,529	5.6%
Total Industrials			80,725,512	9.5%

Information Technology — (4.6%)
*	Celestica, Inc.,	847,607	7,426,284	0.9%
	MacDonald Dettweiler & Associates, Ltd.	152,820	8,657,872	1.0%
#*	Open Text Corp.	182,302	11,687,213	1.4%
	Wi-Lan,Inc.	738,719	5,959,079	0.7%
	Other Securities		20,066,748	2.3%
Total Information Technology			53,797,196	6.3%

Materials — (23.5%)
	Alamos Gold, Inc.	423,220	7,007,956	0.8%
#*	AuRico Gold, Inc.	574,740	6,316,806	0.8%
*	Detour Gold Corp.	237,256	6,875,738	0.8%
#*	Euro Goldfields, Ltd.	521,960	5,466,116	0.7%
#”	First Majestic Silver Corp.	333,783	6,174,181	0.7%
#	HudBay Minerals, i Inncc-	583,822	8,716,923	1.0%
#	Methanex Corp.	379,100	11,902,274	1.4%
*	Quadra FNX Mining, Ltd.	611,063	9,072,966	1.1%
#*	SEMAFO,Inc.	949,885	7,278,397	0.9%
#	Sherritt International Corp.	1,047,826	6,670,799	0.8%
*	Silver Standard Resources, Inc.	284,767	7,608,944	0.9%
#	Silvercorp Metals, Inc.	620,630	5,830,170	0.7%
#*	Thompson Creek Metals Co., Inc.	584,600	5,837,211	0.7%
	West Fraser Timber Co., Ltd.	131,316	7,157,740	0.8%
	Other Securities		171,416,212	20.2%
Total Materials			273,332,433	32.3%

Telecommunication Services — (0.2%)
	Other Securities		2,766,041	0.3%
Utilities — (1.6%)
	Other Securities		18,396,821	2.2%
TOTAL COMMON STOCKS			841,603,187	99.3%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc, 0.19%, 07/05/11
(Collateralized by $3,605,000 FNMA 2.24%, 07/06/15,
valued at $3,695,125) to be repurchased at $3,636,096	$3,636	$3,636,000	0.4%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (27,5%)
§@DFA Short Term Investment Fund	320,025,304	320,025,304	37.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11
(Collateralized by $44,808,611 FNMA 6.500%, 10/01/39,
valued at $540,214)## to be repurchased at $529,623	$530	529,622	0.1%
TOTAL SECURITIES LENDING COLLATERAL		320,554,926	37.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,099,811,429)^		$1,165,794,113	137.6%
____________________
^       The cost for federal income tax purposes is $1,099,811,429.

Summary of inputs used to value the Series’ investments as of June 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,088,803	—	—	$91,088,803
Consumer Staples	23,739,179	—	—	23,739,179
Energy	213,027,910	—	—	213,027,910
Financials	60,893,485	—	—	60,893,485
Health Care	23,835,807	—	—	23,835,807
Industrials	80,725,512	—	—	80,725,512
Information Technology	53,797,196	—	—	53,797,196
Materials	273,332,433	—	—	273,332,433
Telecommunication Services	2,766,041	—	—	2,766,041
Utilities	18,396,821	—	—	18,396,821
Temporary Cash Investments	—	$3,636,000	—	3,636,000
Securities Lending Collateral	—	320,554,926	—	320,554,926
TOTAL	$841,603,187	$324,190,926	—	$1,165,794,113

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.8%)
Aoyama Trading Co., Ltd.	191,400	$3,117,117	0.3%
Exedy Corp.	119,000	3,713,418	0.3%
#* Haseko Corp.	3,508,000	3,009,187	0.3%
Kayaba Industry Co., Ltd.	660,000	3,870,694	0.3%
K’s Holdings Corp.	156,927	3,899,809	0.3%
# Nifco, Inc.	162,700	4,093,473	0.3%
Sanrio Co., Ltd.	181,700	3,871,427	0.3%
Shimachu Co., Ltd.	145,700	2,985,858	0.2%
Toyobo Co., Ltd.	2,084,000	3,473,499	0.3%
Other Securities		252,875,512	20.9%
Total Consumer Discretionary		284,909,994	23.5%

Consumer Staples — (8.6%)
# Megmilk Snow Brand Co., Ltd.	178,400	3,151,536	0.2%
Morinaga Milk Industry Co., Ltd.	843,000	3,439,085	0.3%
Other Securities		111,091,940	9.2%
Total Consumer Staples		117,682,561	9.7%

Energy — (0.9%)
Other Securities		12,896,930	1.1%

Financials — (9.1%)
Bank of Okinawa, Ltd. (The)	88,100	3,389,540	0.3%
Century Tokyo Leasing Corp.	260,590	3,759,430	0.3%
Hokkoku Bank, Ltd. (The)	714,000	2,874,405	0.2%
Hyakugo Bank, Ltd. (The)	656,609	2,764,094	0.2%
Kiyo Holdings, Inc.	2,168,900	2,917,101	0.2%
Musashino Bank, Ltd.	105,600	3,066,201	0.3%
Tokal Tokyo Financial Holdings, Inc.	898,000	3,120,888	0.3%
Tokyo Tatemono Co., Ltd.	908,000	3,658,692	0.3%
Other Securities		99,413,439	8.2%
Total Financials		124,963,790	10.3%

Health Care — (3.9%)
Kaken Pharmaceutical Co., Ltd.	335,000	3,670,535	0.3%
# KYORIN Holdings, Inc.	178,000	2,764,121	0.2%
Nihon Kohden Corp.	151,200	2,874,009	0.3%
Nippon Shinyaku Co., Ltd.	229,000	3,248,584	0.3%
Nipro Corp.	180,100	3,671,774	0.3%
# Sawai Pharmaceutical Co., Ltd.	41,500	3,627,965	0.3%
Other Securities		34,031,234	2.8%
Total Health Care		53,888,222	4.5%

Industrials — (22.7%)
# Asahi Diamond Industrial Co., Ltd.	228,000	4,025,736	0.3%
* Duskin Co., Ltd.	184,400	3,241,457	0.3%
# Hitachi Zosen Corp.	2,175,500	3,134,938	0.3%
# Miura Co., Ltd.	131,300	2,967,570	0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
‘Sankyu, Inc.	717,000	$3,006,844	0.3%
Takara Standard Co., Ltd.	483,000	2,970,009	0.2%
Other Securities		291,980,548	24.1%
Total Industrials		311,327,102	25.7%

Information Technology — (9.8%)
# Anritsu Corp.	435,000	2,805,777	0.2%
* Dalnippon Screen Manufacturing Co., Ltd.	731,000	4,159,684	0.4%
Horiba, Ltd.	120,500	2,959,345	0.3%
IT Holdings Corp.	262,401	2,897,221	0.2%
# Kakaku.com, Inc.	573	2,765,044	0.2%
Nichicon Corp.	258,800	2,877,646	0.2%
Kyosan Co., Ltd.	122,000	3,004,852	0.3%
Other Securities		112,666,126	9.3%
Total Information Technology		134,135,695	11.1%

Materials — (11.2%)
Adeka Corp.	331,700	3,535,829	0.3%
FP Corp.	58,500	3,229,497	0.3%
# Kureha Corp.	545,500	3,096,346	0.3%
Nihon Parkerizing Co., Ltd.	230,000	3,013,274	0.2%
Nippon Denko Co., Ltd.	372,000	2,756,092	0.2%
Nippon Paint Co., Ltd.	691,200	5,107,460	0.4%
# NOF Corp.	673,000	3,103,136	0.3%
# Pacific Metals Co., Ltd.	341,000	2,835,502	0.2%
#* Taiheiyo Cement Corp.	2,740,000	2,957,582	0.2%
Toagosei Co., Ltd.	897,000	3,933,092	0.3%
Tokai Carbon Co., Ltd.	556,000	3,278,348	0.3%
Other Securities		116,125,372	9.6%
Total Materials		152,971,530	12.6%

Real Estate Investment Trusts — (0.0%)
Other Securities		25,319	0.0%

Telecommunication Services — (0.0%)
Other Securities		481,027	0.0%

Utilities — (0.6%)
# Saibu Gas Co., Ltd.	1,268,000	3,614,327	0.3%
Other Securities		5,093,434	0.4%
Total Utilities		8,707,761	0.7%
TOTAL COMMON STOCKS		1,201,989,931	99.2%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $4,900,000 FNMA 5.50%, 12/01/38,
valued at $2,521,716) to be repurchased at $2,483,039	$2,483	$2,483,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund	165,468,050	165,468,050	13.7%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $2,795,227)## to be repurchased at $2,740,469	$2,740	2,740,419	0.2%
TOTAL SECURITIES LENDING COLLATERAL		168,208,469	13.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,588,187,054)		$1,372,681,400	113.3%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$65,037	$284,844,957	—	$284,909,994
Consumer Staples	—	117,682,561	—	117,682,561
Energy	—	12,896,930	—	12,896,930
Financials	—	124,963,790	—	124,963,790
Health Care	—	53,888,222	—	53,888,222
industrials	1,805,746	309,521,356	—	311,327,102
Information Technology	—	134,135,695	—	134,135,695
Materials	79,110	152,892,420	—	152,971,530
Real Estate Investment Trusts	—	25,319	—	25,319
Telecommunication Services	—	481,027	—	481,027
Utilities	—	8,707,761	—	8,707,761
Rights/Warrants	—	—	—
Temporary Cash Investments	—	2,483,000	—	2,483,000
Securities Lending Collateral	—	168,208,469	—	168,208,469
TOTAL	$1,949,893	$1,370,731,507	—	$1,372,681,400

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (86.2%)
AUSTRALIA — (51.7%)
	Adelaide Brighton, Ltd.	1,781,776	$6,244,398	0.7%
*	Andean Resources, Ltd.	1,464,837	9,136,669	1.0%
	Ansell, Ltd.	473,632	6,295,905	0.7%
	APA Group, Ltd.	1,702,846	6,518,392	0.7%
	Australian Infrastructure Fund NL	3,018,033	5,854,222	0.6%
	Australian Pharmaceutical Industries, Ltd.	8,248,388	4,170,326	0.5%
*	AWB, Ltd.	3,807,619	5,542,901	0.6%
	Boart Longyear Group	1,686,718	5,985,737	0.6%
	Bradken, Ltd.	589,828	4,743,303	0.5%
#	Campbell Brothers, Ltd.	290,863	10,019,193	1.1%
	Challenger Financial Services Group, Ltd.	1,750,037	7,893,293	0.8%
#	ConnectEast Group, Ltd.	13,951,937	5,936,849	0.6%
	Consolidated Media Holdings, Ltd.	1,225,674	4,026,953	0.4%
#	David Jones, Ltd.	1,447,885	6,744,051	0.7%
	DUET Group, Ltd.	3,300,250	5,624,843	0.6%
#	Flight Centre, Ltd.	192,954	4,317,514	0.5%
	Goodman Fielder, Ltd.	4,757,757	6,917,187	0.7%
	Graincorp, Ltd. Series A	634,518	4,678,450	0.5%
#	GUD Holdings, Ltd.	387,740	3,972,190	0.4%
*	Iluka Resources, Ltd.	1,472,781	9,747,906	1.0%
#	IOOF Holdings, Ltd.	950,183	6,692,291	0.7%
#	JB Hi-Fi, Ltd.	379,557	7,396,694	0.8%
#*	Karoon Gas Australia, Ltd.	667,086	6,155,517	0.7%
#	Kingsgate Consolidated, Ltd.	409,970	4,028,563	0.4%
*	Lynas Corp., Ltd.	6,385,207	9,202,825	1.0%
	Monadelphous Group, Ltd.	302,955	4,963,891	0.5%
*	Mount Gibson Iron, Ltd.	2,962,399	5,885,580	0.6%
	Navitas, Ltd.	1,205,167	4,521,704	0.5%
*	Pacific Brands, Ltd.	4,412,120	4,698,942	0.5%
*	PanAust, Ltd.	8,757,197	6,425,678	0.7%
#	Perpetual Trustees Australia, Ltd.	145,492	5,401,823	0.6%
#*	Perseus Mining, Ltd.	1,377,405	4,047,188	0.4%
	Primary Health Care, Ltd.	1,717,450	5,255,394	0.6%
#	Reece Australia, Ltd.	238,457	5,205,510	0.6%
*	Riversdale Mining, Ltd.	816,637	8,595,557	0.9%
#	SAI Global, Ltd.	992,324	4,250,991	0.5%
#	Seek, Ltd.	666,916	4,729,187	0.5%
*	Seven Group Holdings, Ltd.	723,898	5,239,495	0.6%
	Spark Infrastructure Group, Ltd.	4,454,005	4,887,344	0.5%
‘	St. Barbara, Ltd.	9,348,675	3,822,176	0.4%
	Super Cheap Auto Group, Ltd.	832,879	5,437,284	0.6%
#*	Ten Network Holdings, Ltd.	3,318,272	4,685,349	0.5%
	Transfield Services, Ltd.	1,322,886	4,492,942	0.5%
	UGL, Ltd.	332,576	4,807,541	0.5%
#	West Australian Newspapers Holdings, Ltd.	756,808	5,306,719	0.6%
	Other Securities		294,878,501	31.5%
TOTAL AUSTRALIA			555,384,968	59.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (19.2%)
Giordano International, Ltd.	6,824,000	$4,100,503	0.5%
Pacific Basin Shipping, Ltd.	6,240,000	4,568,892	0.5%
#Techtronic Industries Co., Ltd.	4,614,000	4,679,234	0.5%
Other Securities		192,854,699	20.6%
TOTAL HONG KONG		206,203,328	22.1%

MALAYSIA — (0.0%)
Other Securities		4,146	0.0%

NEW ZEALAND — (5.0%)
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,939,087	0.6%
Sky City Entertainment Group, Ltd.	2,560,206	5,904,284	0.6%
Other Securities		41,495,909	4.5%
TOTAL NEW ZEALAND		53,339,280	5.7%

SINGAPORE — (10.3%)
Other Securities		110,662,728	11.8%
TOTAL COMMON STOCKS		925,594,450	99.0%

PREFERRED STOCKS — (0.1%)

AUSTRALIA — (0.1%)
Other Securities		780,533	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		20,891	0.0%

HONG KONG — (0.0%)
Other Securities		15,765	0.0%

SINGAPORE — (0.0%)
Other Securities		182,728	0.0%
TOTAL RIGHTS/WARRANTS		219,384	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $80,000 FNMA 3.126%(r), 09/01/40,
valued at $82,211) to be repurchased at $77,001	$77	77,000	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§©DFA Short Term Investment Fund	146,838,427	$146,838,427	15.7%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271. FNMA 7.000%, 08/01/38,
valued at $370,085)## to be repurchased at $362,835	$363	362,828	0.0%
TOTAL SECURITIES LENDING COLLATERAL		147,201,255	15.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $876,704,734)		$1,073,872,622	114.8%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,165,043	$554,219,925	—	$555,384,968
Hong Kong	405,141	205,798,187	—	206,203,328
Malaysia	—	4,146	—	4,146
New Zealand	—	53,339,280	—	53,339,280
Singapore	791,703	109,871,025	—	110,662,728
Preferred Stocks
Australia	—	780,533	—	780,533
Rights/Warrants
Australia	4,411	16,480	—	20,891
Hong Kong	6,899	8,866	—	15,765
Singapore	178,498	4,230	—	182,728
Temporary Cash Investments	—	77,000	—	77,000
Securities Lending Collateral	—	147,201,255	—	147,201,255
TOTAL	$2,551,695	$1,071,320,927	—	$1,073,872,622

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.0%)
Consumer Discretionary — (21.1%)
Aegis Group P.L.C.	3,149,142	$6,347,400	0.6%
Daily Mail & General Trust P.L.G. Series A	939,198	8,093,650	0.8%
GKN P.L.C.	3,830,675	10,884,024	1.0%
* Inchcape P.L.C.	1,428,910	7,985,145	0.8%
Informa P.L.C.	1,449,124	10,132,278	1.0%
* ITV P.L.C.	6,035,176	6,610,726	0.6%
Thomas Cook Group P.L.C.	2,420,264	7,015,506	0.7%
United Business Media P.L.C.	864,643	9,112,387	0.9%
Other Securities		155,308,325	15.0%
Total Consumer Discretionary		221,489,441	21.4%

Consumer Staples — (4.4%)
Britvic P.L.C.	834,762	6,452,199	0.6%
PZ Cussons P.L.C.	1,298,024	8,383,476	0.8%
Tate & Lyle P.L.C.	1,062,662	8,557,114	0.8%
Other Securities		22,240,791	2.2%
Total Consumer Staples		45,633,580	4.4%

Energy — (4.9%)
John Wood Group P.L.C.	1,070,261	7,467,982	0.7%
* Premier Oil P.L.C.	380,328	10,244,418	1.0%
Other Securities		33,232,071	3.2%
Total Energy		50,944,471	4.9%

Financials — (13.2%)
Aberdeen Asset Management P.L.C.	2,558,118	7,286,080	0.7%
Amlin P.L.C.	1,697,546	11,055,901	1.1%
Catlin Group, Ltd. P.L.C.	1,219,427	6,808,962	0.7%
Close Brothers Group P.L.C.	504,375	6,234,621	0.6%
Hiscox, Ltd. P.L.C.	1,517,006	8,610,598	0.8%
IG Group Holdings P.L.C.	1,241,907	10,506,913	1.0%
Other Securities		88,142,014	8.5%
Total Financials		138,645,089	13.4%

Health Care — (3.1%)
SSL International P.L.C.	753,239	13,988,081	1.4%
Other Securities		18,005,851	1.7%
Total Health Care		31,993,932	3.1%

Industrials — (30.2%)
Babcock International Group P.L.C.	1,286,052	11,951,794	1.1%
Balfour Beatty P.L.C.	2,390,347	10,598,680	1.0%
Carillion P.L.C.	1,523,518	8,415,082	0.8%
Charter International P.L.C.	614,873	7,280,103	0.7%
* Cookson Group P.L.C.	963,139	7,951,358	0.8%
Firstgroup P.L.C.	1,591,971	10,410,372	1.0%
Hays P.L.C.	4,753,935	8,419,027	0.8%
Homeserve P.L.C.	1,100,525	7,992,806	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
IMI P.L.C.	1,191,221	$15,063,796	1.5%
Intertek Group P.L.C.	539,854	16,045,765	1.5%
Meggitt P.L.C	2,289,633	12,104,196	1.2%
Melrose P.L.C.	1,598,881	7,213,870	0.7%
Michael Page International P.L.C.	1,235,568	9,325,627	0.9%
Rotork P.L.C.	348,025	9,332,212	0.9%
Spirax-Sarco Engineering P.L.C.	301,608	8,735,351	0.8%
*Travis Perkins P.L.C.	667,086	8,842,161	0.8%
Ultra Electronics Holdings P.L.C.	267,145	7,961,510	0.8%
Weir Group P.L.C. (The)	362,747	9,053,724	0.9%
Other Securities		139,720,768	13.5%
Total Industrials		316,418,202	30.5%

Information Technology — (10.9%)
Aveva Group P.L.C.	274,171	6,542,840	0.6%
Halma P.L.C.	1,461,044	7,648,991	0.7%
Logica P.L.C.	5,706,484	11,833,154	1.2%
*Misys P.L.C	1,833,430	8,254,976	0.8%
Spectris P.L.C.	490,382	8,864,013	0.9%
Other Securities		70,641,956	6.8%
Total Information Technology		113,785,930	11.0%

Materials — (5.5%)
Croda International P.L.C.	484,717	11,168,074	1.1%
Mondi P.L.C	1,078,021	8,976,093	0.9%
Victrex P.L.C.	321,880	6,661,744	0.6%
Other Securities		30,630,959	2.9%
Total Materials		57,436,870	5.5%

Telecommunication Services — (2.0%)
*Cable & Wireless Communications P.L.C.	8,687,193	7,446,715	0.7%
Other Securities		13,913,823	1.3%
Total Telecommunication Services		21,360,538	2.0%

Utilities — (2.7%)
*Drax Group P.L.C.	1,259,220	7,673,881	0.8%
Northumbrian Water Group P.L.C.	1,699,783	9,642,375	0.9%
Pennon Group P.L.C.	1,133,145	11,308,526	1.1%
Other Securities		194,931	0.0%
Total Utilities		28,819,713	2.8%
TOTAL COMMON STOCKS		1,026,527,766	99.0%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		4,351	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,892	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $5,000 FHLMC 5.00%, 10/15/19,
valued at $5,656) to be repurchased at $3,000	$3	$3,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.0%)
§@DFA Short Term Investment Fund	19,629,803	19,629,803	1.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $1,711,232)## to be repurchased at $1,677,709	$1,678	1,677,678	0.2%

TOTAL SECURITIES LENDING COLLATERAL		21,307,481	2.1%

TOTAL INVESTMENTS — (100.0%)
(Cost $953,563,812)		$1,047,884,490	101.1%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$743,701	$220,745,740	—	$221,489,441
Consumer Staples	757,384	44,876,196	—	45,633,580
Energy		50,944,471	—	50,944,471
Financials	6,802	138,638,287	—	138,645,089
Health Care	—	31,993,932	—	31,993,932
Industrials	624,113	315,794,089	—	316,418,202
Information Technology	—	113,785,930	—	113,785,930
Materials	—	57,436,870	—	57,436,870
Telecommunication Services	—	21,360,538	—	21,360,538
Utilities	—	28,819,713	—	28,819,713
Preferred Stocks
Consumer Staples	—	4,351	—	4,351
Rights/Warrants	—	41,892	—	41,892
Temporary Cash Investments	—	3,000	—	3,000
Securities Lending Collateral	—	21,307,481	—	21,307,481
TOTAL	$2,132,000	$1,045,752,490	—	$1,047,884,490

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (85.5%)
AUSTRIA — (2.3%)
Andritz AG	116,739	$8,946,425	0.4%
Other Securities		47,555,943	2.3%
TOTAL AUSTRIA		56,502,368	2.7%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	81,854	7,061,891	0.3%
Bekaert SA	32,765	10,044,157	0.5%
D’Ieteren SA	12,906	7,043,989	0.3%
Other Securities		57,597,781	2.8%
TOTAL BELGIUM		81,747,818	3.9%

DENMARK — (2.5%)
Other Securities		60,941,548	2.9%

FINLAND — (5.7%)
KCI Konecranes Oyj	232,703	9,278,182	0.5%
Kesko Oyj	138,078	6,852,025	0.3%
Other Securities		121,719,940	5.9%
TOTAL FINLAND		137,850,147	6.7%

FRANCE — (11.0%)
Arkema SA	199,362	12,882,495	0.6%
# Bourbon SA	155,755	7,098,282	0.3%
Gernalto NV	149,247	6,801,849	0.3%
# NeopostSA	86,402	7,177,299	0.4%
Rhodia SA	311,738	8,691,016	0.4%
SEB SA	87,918	8,430,197	0.4%
Societe BIC SA	84,787	7,526,006	0.4%
* Valeo SA	232,962	12,592,625	0.6%
Zodiac Aerospace SA	105,911	7,489,218	0.4%
Other Securities		187,174,892	9.0%
TOTAL FRANCE		265,863,879	12.8%

GERMANY — (12.7%)
* Aareal Bank AG	302,222	7,378,490	0.3%
# Aixtron AG	314,748	10,249,247	0.5%
# Aurubis AG	144,707	7,460,677	0.4%
Bilfinger. Berger SE	162,980	11,946,841	0.6%
MTU Aero Engines Holding AG	165,906	10,009,105	0.5%
Rheinmetall AG	111,360	8,031,101	0.4%
Rhoen-Klinikum AG	379,608	8,894,423	0.4%
#* SGL Carbon SE	217,830	8,077,263	0.4%
Software AG	70,053	9,809,297	0.5%
Symrise AG	278,877	8,494,967	0.4%
Wincor Nixdorf AG	112,151	8,204,044	0.4%
Other Securities		207,265,186	10.0%
TOTAL GERMANY		305,820,641	14.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (2.4%)
Other Securities		$57,410,789	2.8%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,941,049	0.4%
* Dragon Oil P.L.C.	1,347,570	9,665,121	0.5%
Paddy Power P.L.C.	180,573	7,291,136	0.3%
Other Securities		32,432,703	1.6%
TOTAL IRELAND		58,330,009	2.8%

ISRAEL — (2.5%)
Other Securities		59,837,955	2.9%

ITALY — (7.4%)
# Pirelli & Co. SpA	782,291	6,684,015	0.3%
Prysmian SpA	542,696	10,518,765	0.5%
Other Securities		161,636,889	7.8%
TOTAL ITALY		178,839,669	8.6%

NETHERLANDS — (4.9%)
* CrucellNV	230,971	7,476,179	0.4%
# Imtech NV	249,209	8,372,256	0.4%
Nutreco NV	136,273	9,927,338	0.5%
SBM Offshore NV	556,537	11,359,298	0.5%
Other Securities		80,715,939	3.9%
TOTAL NETHERLANDS		117,851,010	5.7%

NORWAY — (2.9%)
# TGS Nopec Geophysical Co. ASA	404,241	7,005,340	0.3%
Other Securities		62,350,129	3.0%
TOTAL NORWAY		69,355,469	3.3%

PORTUGAL — (0.9%)
Other Securities		22,377,327	1.1%

SPAIN — (5.2%)
Ebro Foods SA	312,280	6,867,586	0.3%
Other Securities		119,346,366	5.8%
TOTAL SPAIN		126,213,952	6.1%

SWEDEN — (6.3%)
# Elekta AB Series B	302,500	11,441,870	0.6%
Trelleborg AS Series B	878,565	8,280,093	0.4%
Other Securities		133,282,089	6.4%
TOTAL SWEDEN		153,004,052	7.4%

SWITZERLAND — (13.0%)
Aryzta AG	289,080	12,810,535	0.6%
* Clariant AG	877,755	14,844,717	0.7%
# Galenica Holding AG	17,786	8,595,752	0.4%
* GAM Holding AG	664,563	10,499,380	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#* Logitech International SA	590,988	$11,204,264	0.5%
Nobel Biocare Holding AG	439,153	7,260,518	0.4%
PSP Swiss Property AG	141,111	10,844,983	0.5%
Sulzer AG	76,216	9,279,827	0.5%
Swiss Life Holding AG	66,645	8,155,630	0.4%
#* Temenos Group AG	198,827	6,664,445	0.3%
# Valiant Holding AG	45,484	7,107,562	0.4%
Other Securities		205,411,944	9.9%
TOTAL SWITZERLAND		312,679,557	15.1%
TOTAL COMMON STOCKS		2,064,626,190	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		2,777	0.0%

BELGIUM — (0.0%)
Other Securities		1,158	0.0%

ITALY — (0.0%)
Other Securities		21,088	0.0%
TOTAL RIGHTS/WARRANTS		25,023	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
(Collateralized by $8,480,000 FNMA 5.50%, 12/01/38,
valued at $4,364,113) to be repurchased at $4,298,068	$4,298	4,298,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@ DFA Short Term Investment Fund	339,465,423	339,465,423	16.4%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $5,121,648)## to be repurchased at $5,021,316	$5,021	5,021,224	0.3%

TOTAL SECURITIES LENDING COLLATERAL		344,486,647	16.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,089,127,748)		$2,413,435,860	116.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$107,937	$56,394,431	—	$56,502,368
Belgium	12	81,747,806	—	81,747,818
Denmark	74,652	60,866,896	—	60,941,548
Finland	—	137,850,147	—	137,850,147
France	243,069	265,620,810	—	265,863,879
Germany	116,993	305,703,648	—	305,820,641
Greece	249,728	57,161,061	—	57,410,789
Ireland	433,218	57,896,791	—	58,330,009
Israel	4,001,787	55,836,168	—	59,837,955
Italy	—	178,839,669	—	178,839,669
Netherlands	1,759,091	116,091,919	—	117,851,010
Norway	—	69,355,469	—	69,355,469
Portugal	1,012,387	21,364,940	—	22,377,327
Spain	—	126,213,952	—	126,213,952
Sweden	—	153,004,052	—	153,004,052
Switzerland	494,724	312,184,833	—	312,679,557
Rights/Warrants
Austria	—	2,777	—	2,777
Belgium	1,050	108	—	1,158
Italy	9,127	11,961	—	21,088
Temporary Cash Investments	—	4,298,000	—	4,298,000
Securities Lending Collateral	—	344,486,647	—	344,486,647
TOTAL	$8,503,775	$2,404,932,085	—	$2,413,435,860

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2010

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (79.4%)
Consumer Discretionary — (8.3%)
	Astral Media, Inc. Class A	186,347	$7,472,882	1.1%
	Corus Entertainment, Inc. Class B	278,300	6,008,595	0.9%
#	Groupe Aeroplan, Inc.	593,776	7,219,161	1.1%
#*	Imax Corp.	270,137	5,861,488	0.9%
#	Quebecor, Inc. Class B	159,493	5,753,258	0.9%
*	RONA, Inc.	442,375	5,638,666	0.9%
	Other Securities		31,398,080	4.7%
Total Consumer Discretionary			69,352,130	10.5%

Consumer Staples — (2.0%)
	Other Securities		16,936,325	2.6%

Energy — (14.2%)
#*	Bankers Petroleum, Ltd.	759,182	5,322,239	0.8%
*	Crew Energy, Inc.	268,096	5,183,698	0.8%
#	Progress Energy Resources Corp.	387,604	4,115,846	0.6%
	ShawCor, Ltd.	209,500	6,445,838	1.0%
	Trican Well Service, Ltd.	494,693	8,575,519	1.3%
#*	Uranium One, Inc.	1,819,900	7,440,909	1.1%
	Other Securities		81,350,490	12.2%
Total Energy			118,434,539	17.8%

Financials — (5.4%)
	AGF Management, Ltd. Class B	330,879	5,375,689	0.8%
#	Canadian Western Bank	226,200	5,624,504	0.8%
#	Home Capital Group, Inc.	113,700	5,354,457	0.8%
#	TMX Group, Inc.	194,874	6,481,151	1.0%
	Other Securities		22,319,762	3.4%
Total Financials			45,155,563	6.8%

Health Care — (3.6%)
#*	MDS, Inc.	464,108	5,196,699	0.8%
*	SXC Health Solutions Corp.	184,318	7,196,336	1.1%
#	Valeant Pharmaceuticals International, Inc.	302,138	8,359,971	1.2%
	Other Securities		9,196,218	1.4%
Total Health Care			29,949,224	4.5%

Industrials — (7.6%)
#	CAE, Inc.	358,590	4,022,227	0.6%
	IESI-BFC, Ltd.	293,935	6,879,330	1.0%
	Russel Metals, Inc.	229,900	4,526,318	0.7%
*	Stantec, Inc.	159,195	4,400,144	0.7%
#	Superior Plus Corp.	367,830	4,381,934	0.7%
	Toromont Industries, Ltd.	262,959	7,495,066	1.1%
	Other Securities		32,005,570	4.8%
Total Industrials			63,710,589	9.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (4.5%)
*	Celestica, Inc.	797,607	$6,717,761	1.0%
*	MacDonald Dettweiler & Associates, Ltd.	143,020	7,125,058	1.1%
#*	Open Text Corp.	135,242	5,983,056	0.9%
	Other Securities		17,352,359	2.6%
Total Information Technology			37,178,234	5.6%

Materials — (32.8%)
#	Alamos Gold, Inc.	396,920	6,145,080	0.9%
#*	Consolidated Thompson Iron Mines, Ltd.	656,633	6,360,951	1.0%
*	Detour Gold Corp.	237,256	6,929,950	1.0%
#*	Eastern Platinum, Ltd.	2,845,360	5,189,106	0.8%
#*	Equinox Minerals, Ltd.	1,652,990	8,978,885	1.4%
#*	Eu ro Goldfields, Ltd.	494,960	6,687,468	1.0%
#*	Golden Star Resources, Ltd.	870,710	4,567,407	0.7%
#	HudBay Minerals, Inc.	498,098	7,862,906	1.2%
*	Lundin Mining Corp.	1,147,100	7,265,679	1.1%
	Methanex Corp.	359,200	10,002,236	1.5%
*	New Gold, Inc.	908,957	6,728,724	1.0%
#*	Novagold Resources, Inc.	499,855	5,606,767	0.8%
#	Pan Amer Silver Corp.	220,900	7,067,327	1.1%
#*	Quadra FNX Mining, Ltd.	543,917	7,679,581	1.2%
#*	SEMAFO, Inc.	867,985	10,416,841	1.6%
	Sherritt International Corp.	888,402	6,907,567	1.0%
#*	Silver Standard Resources, Inc.	266,867	6,489,167	1.0%
	Silvercorp Metals, Inc.	528,430	4,942,859	0.7%
#*	Taseko Mines, Ltd.	649,000	4,104,373	0.6%
#*	Thompson Creek Metals Co., Inc.	474,700	5,715,576	0.9%
#	West Fraser Timber Co., Ltd.	123,716	5,373,683	0.8%
#*	Western Coal Corp.	688,705	4,659,344	0.7%
	Other Securities		128,192,410	19.3%
Total Materials			273,873,887	41.3%

Telecommunication Services — (0.3%)
	Other Securities		2,260,301	0.3%

Utilities — (0.7%)
	Other Securities		6,102,692	0.9%
TOTAL COMMON STOCKS			662,953,484	99.9%

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10
	(Collateralized by $585,000 FHLMC 5.00%, 10/15/19
	valued at $661,781) to be repurchased at $649,010	$649	$649,000	0.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (20.5%)
§@ DFA Short Term Investment Fund	168,636,615	$168,636,615	25.4%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10
(Collateralized by $42,295,271 FNMA 7.000%, 08/01/38,
valued at $2,868,042)## to be repurchased at $2,811,858	$2,812	2,811,806	0.4%

TOTAL SECURITIES LENDING COLLATERAL		171,448,421	25.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $792,036,344)		$835,050,905	125.8%

Summary of inputs used to value the Series’ investments as of October 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$69,352,130	—	—	$69,352,130
Consumer Staples	16,936,325	—	—	16,936,325
Energy	118,434,539	—	—	118,434,539
Financials	45,155,563	—	—	45,155,563
Health Care	29,949,224	—	—	29,949,224
Industrials	63,710,589	—	—	63,710,589
Information Technology	37,178,234	—	—	37,178,234
Materials	273,873,887	—	—	273,873,887
Telecommunication Services	2,260,301	—	—	2,260,301
Utilities	6,102,692	—	—	6,102,692
Temporary Cash Investments	—	$649,000	—	649,000
Securities Lending Collateral	—	171,448,421	—	171,448,421
TOTAL	$662,953,484	$172,097,421	—	$835,050,905

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2011
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $199,581,
$184,731, $4,279, $423,777 and $304,293
of securities on loan, respectively)	$1,503,739	$1,004,308	$1,221,409	$2,493,582	$841,603
Temporary Cash Investments at Value & Cost	230	—	313	1,733	3,636
Collateral Received from Securities on
Loan at Value & Cost	213,432	221,958	5,948	451,626	320,555
Foreign Currencies at Value	7,382	900	3,194	12,806	1,577
Cash	16	—	16	15	16
Receivables:
Investment Securities Sold	—	4,271	132	1,483	1,571
Dividends, Interest and Tax Reclaims	7,139	2,627	4,520	4,353	1,527
Securities Lending Income	148	212	10	912	201
Unrealized Gain on Foreign Currency
Contracts		—	—	4	—
Prepaid Expenses and Other Assets	2	1	1	3	1
Total Assets	1,732,088	1,234,277	1,235,543	2,966,517	1,170,687
LIABILITIES:
Payables:
Upon Return of Securities Loaned	213,432	221,958	5,948	451,626	320,555
Investment Securities Purchased	1,998	461	140	2,492	2,799
Due to Advisor	121	84	102	208	70
Loan Payable	—	59	—	—	—
Unrealized Loss on Foreign Currency
Contracts		2	—	—	—
Accrued Expenses and Other Liabilities	79	43	42	55	16
Total Liabilities	215,630	222,607	6,232	454,381	323,440
NET ASSETS	$1,516,458	$1,011,670	$1,229,311	$2,512,136	$847,247
Investments at Cost	$1,557,045	$823,116	$1,032,200	$1,995,373	$775,621
Foreign Currencies at Cost	$7,352	$883	$3,199	$12,659	$1,555

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2010

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $157,308,
$128,176, $20,169, $317,386 and $162,680
of securities on loan, respectively)	$1,201,990	$926,595	$1,026,574	$2,064,651	$662,954
Temporary Cash investments at Value & Cost	2,483	77	3	4,298	649
Collateral Received from Securities on
Loan at Value & Cost	168,208	147,201	21,307	344,487	171,448
Foreign Currencies at Value	193	5,311	12,317	2,670	113
Cash	15	16	16	16	27
Receivables:
Investment Securities Sold	144	1,266	—	2,884	1
Dividends, Interest and Tax Reclaims	8,552	2,014	2,284	2,413	184
Securities Lending Income	167	187	8	417	135
Fund Shares Sold	10	—	13	13	—
Unrealized Gain on Foreign Currency
Contracts	17	—	—	2	—
Total Assets	1,381,779	1,082,667	1,062,522	2,421,851	835,511
LIABILITIES:
Payables:
Upon Return of Securities Loaned	168,208	147,201	21,307	344,487	171,448
Investment Securities Purchased	1,779	139	4,385	4,574	252
Fund Shares Redeemed	—	40	—	—	—
Due to Advisor	102	78	85	169	54
Accrued Expenses and Other Liabilities	90	71	51	137	35
Total Liabilities	170,179	147,529	25,828	349,367	171,789
NET ASSETS	$1,211,600	$935,138	$1,036,694	$2,072,484	$663,722
Investments at Cost	$1,417,496	$729,427	$932,253	$1,740,343	$619,939
Foreign Currencies at Cost	$191	$5,292	$12,159	$2,556	$112

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2010

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes
Withheld of $1,667, $624, $61, $5,672
and $824, respectively)	$22,210	$27,220	$25,291	$35,967	$4,796
Interest	4	6	4	12	6
Income from Securities Lending	2,464	2,095	175	5,216	1,169
Total Investment Income	24,678	29,321	25,470	41,195	5,971
Expenses
Investment Advisory Services Fees	1,181	770	851	1,724	500
Accounting & Transfer Agent Fees	140	100	107	192	73
Custodian Fees	264	386	77	585	133
Shareholders’ Reports	7	4	5	10	3
Directors’/Trustees’ Fees & Expenses	10	7	8	17	5
Professional Fees	24	20	16	48	10
Other	20	14	14	36	7
Total Expenses	1,646	1,301	1,078	2,612	731
Net Investment Income (Loss)	23,032	28,020	24,392	38,583	5,240
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,709)	46,684	35,525	72,573	6,585
Foreign Currency Transactions	792	(20)	126	811	40
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(460)	129,509	152,112	156,901	168,950
Translation of Foreign Currency
Denominated Amounts	315	(75)	(30)	30	(11)
Net Realized and Unrealized
Gain (Loss)	(15,062)	176,098	187,733	230,315	175,564
Net Increase (Decrease) in Net Assets
Resulting from Operations	$7,970	$204,118	$212,125	$268,898	$180,804

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,032	$23,685	$28,020	$19,547
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,709)	(27,421)	46,684	(32,245)
Futures	—	1,131	—	(432)
Foreign Currency Transactions	792	2,027	(20)	146
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	(460)	227,157	129,509	330,580
Futures	—	—	—	(3)
Translation of Foreign Currency
Denominated Amounts	315	(641)	(75)	209
Net Increase (Decrease) in
Net Assets Resulting from
Operations	7,970	225,938	204,118	317,802
Transactions in Interest:
Contributions	61,990	37,597	85,604	21,607
Withdrawals	(41,396)	(143,463)	(35,581)	(99,649)
Net Increase (Decrease) from
Transactions in Interest	20,594	(105,866)	50,023	(78,042)
Total Increase (Decrease) in
Net Assets	28,564	120,072	254,141	239,760
Net Assets
Beginning of Period	1,183,036	1,062,964	680,997	441,237
End of Period	$1,211,600	$1,183,036	$935,138	$680,997

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom		The Continental
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,392	$23,533	$38,583	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	35,525	(34,448)	72,573	(13,321)
Futures	—	534	—	(476)
Foreign Currency Transactions	126	(50)	811	(549)
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	152,112	234,459	156,901	468,759
Futures	—	(1)	—	(9)
Translation of Foreign Currency
Denominated Amounts	(30)	(199)	30	305
Net Increase (Decrease) in
Net Assets Resulting from
Operations	212,125	223,828	268,898	490,800
Transactions in Interest:
Contributions	59,131	26,861	199,653	118,904
Withdrawals	(5,034)	(35,607)	(26,959)	(90,397)
Net Increase (Decrease) from
Transactions in Interest	54,097	(8,746)	172,694	28,507
Total Increase (Decrease) in
Net Assets	266,222	215,082	441,592	519,307
Net Assets
Beginning of Period	770,472	555,390	1,630,892	1,111,585
End of Period	$1,036,694	$770,472	$2,072,484	$1,630,892

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,240	$3,432
Net Realized Gain (Loss) on:
Investment Securities Sold	6,585	(38,817)
Futures	—	(322)
Foreign Currency Transactions	40	(182)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	168,950	159,928
Translation of Foreign Currency Denominated Amounts	(11)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	180,804	124,058
Transactions in Interest:
Contributions	117,737	37,000
Withdrawals	—	(28,750)
Net Increase (Decrease) from Transactions in Interest	117,737	8,250
Total Increase (Decrease) in Net Assets	298,541	132,308
Net Assets
Beginning of Period	365,181	232,873
End of Period	$663,722	$365,181

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
			Period							Period
	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year
	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,
	2010	2009	2008		2007	2006	2005	2010	2009	2008		2007	2006	2005
Total Return	0.72%	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	28.91%	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%
Net Assets, End of Period
(thousands)	$1,211,600	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$935,138	$680,997	$441,237		$1,205,154	$749,627	$395,923
Ratio of Expenses to Average
Net Assets	0.14%	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.17%	0.18%	0.15	%(B)	0.15%	0.17%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	3.64%	4.00%	4.33	%(B)	3.58%	4.19%	4.33%
Portfolio Turnover Rate	10%	7%	10	%(C)	9%	9%	6%	18%	23%	20	%(C)	25%	14%	10%

	The United Kingdom Small Company Series							The Continental Small Company Series
			Period							Period
	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year
	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,
	2010	2009	2008		2007	2006	2005	2010	2009	2008		2007	2006	2005
Total Return	25.94%	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	15.37%	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%
Net Assets, End of Period
(thousands)	$1,036,694	$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$2,072,484	$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938
Ratio of Expenses to Average
Net Assets	0.13%	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.15%	0.16%	0.14	%(B)	0.14%	0.15%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.86%	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.24%	2.93%	3.49	%(B)	2.16%	2.27%	2.16%
Portfolio Turnover Rate	15%	10%	25	%(C)	12%	8%	12%	12%	7%	18	%(C)	12%	7%	18%
See page 123 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Period		Period
	Ended	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	Oct. 31,	to		to
	2010	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	43.17%	61.67%	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$663,722	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.05%	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	10%	23%	21	%(C)	6	%(C)
See page 123 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which five are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair, value of investments)
     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

     Fair value pricing may also be used if events that have a significant effect on the value of an-investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2010.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of October 31, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For year ended October 31, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2010, the total related amounts paid by the Trust to the CCO were $68 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$36
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	20
The Continental Small Company Series	42
The Canadian Small Company Series	9

E. Purchases and Sales of Securities:

     For the year ended October 31, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$163,391	$117,375
The Asia Pacific Small Company Series	206,699	138,132
The United Kingdom Small Company Series	189,382	121,594
The Continental Small Company Series	416,808	200,743
The Canadian Small Company Series	167,163	50,262

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$715	$32
The Asia Pacific Small Company Series	20,807	310
The United Kingdom Small Company Series	2,607	—
The Continental Small Company Series	328	6,878
The Canadian Small Company Series	10,180	2,733

     At October 31, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,590,149	$122,117	$(339,585)	$(217,468)
The Asia Pacific Small Company Series	901,611	308,290	(136,028)	172,262
The United Kingdom Small Company Series	960,749	259,623	(172,488)	87,135
The Continental Small Company Series	2,090,469	575,896	(252,929)	322,967
The Canadian Small Company Series	802,216	136,111	(103,276)	32,835

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 29, 2010.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011.

     For the year ended October 31, 2010, there were no borrowings by the Series under this line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

     For the year ended October 31, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding	Incurred	the Period
The Japanese Small Company Series	0.88%	$80	12	—	$199
The Asia Pacific Small Company Series	0.92%	459	31	—	1,736
The United Kingdom Small Company Series	0.93%	139	9	—	1,003
The Continental Small Company Series	0.94%	993	16	—	2,421

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2010.

I. Securities Lending:

     As of October 31, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent event requires recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2010

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2010.

     Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2010.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAP”) of the Funds include additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 63	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John R. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 71	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001)- Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 69	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies
Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 57	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies
Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNi Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors
David G. Booth
Chairman, Director,
Co-Chief Executive Officer
and President of DFAIDG,
DIG and DEM. Chairman,
Trustee, Co-Chief
Executive Officer and
President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, Texas 78746
Age: 63
	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies
Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007), Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director of Dimensional Cayman Commodity Fund I Ltd. Chairman, and President of Dimensional SmartNest LLC and Dimensional SmartNest (U.S.) LLC.

Eduardo A. Repetto
Director, Co-Chief
Executive Officer and
Chief Investment Officer of
DFAIDG, DIG and DEM.
Trustee, Co-Chief
Executive Officer, Chief
Investment Officer and
Vice President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, TX 78746
Age: 43
	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	86 portfolios in 4 investment companies
Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC. Chief Investment Officer, Vice President and Director of DFA Australia Limited, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Funds II PLC. Director of Dimensional Cayman Commodity Fund I Ltd.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 47	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).
Darryl D. Avery Vice President Age: 44	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 54	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 43	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Joseph H. Chi Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 61	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 44	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 53	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 53	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Peter F. Dillard Vice President Age: 38	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008). Formerly, Research Assistant for Dimensional from April 2006-August 2008. Prior to April 2006, Manager at Hilton Hotels Corp. (September 2004-April 2006).

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 40	Since 2001	Vice President of all the DFA Entities.
Beth Ann Dranguet Vice President Age: 40	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since July 2007). Formerly, Associate at Vinson & Elkins LLP (September 1999-July 2007).
Kenneth N. Elmgren Vice President Age: 56	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 45	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 49	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Jeremy P. Freeman Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 43	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 36	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Joel H. Hefner Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie C. Henderson Vice President and Fund Controller Age: 36	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin B. Hight Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 55	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
David M. Kershner Vice President Age: 39	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).
Joseph F. Kolerich Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 43	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 35	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Juliet Lee Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Apollo D. Lupescu Vice President Age: 41	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).
Kenneth M. Manell Vice President Age: 37	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004-September 2006).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 40	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).
David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 53	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).
Catherine L. Newell Vice President and Secretary Age: 46	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christian A. Newton Vice President Age: 35	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008), Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.
Carolyn L. O Vice President Age: 36	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional (since September 2007), Prior to September 2007, Associate at K&L Gates LLP (January 2004-September 2007).
Gerard K. O’Reilly Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).
Daniel C. Ong Vice President Age: 36	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Kyle K. Ozaki Vice President Age: 32	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007) and Compliance Analyst (August 2004-January 2006) for Dimensional.
Carmen E. Palafox Vice President Age: 36	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya K. Park Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.
David A. Plecha Vice President Age: 49	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Theodore W. Randall Vice President Age: 37	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).
Julie A. Saft Vice President Age: 51	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008). Formerly, Senior Manager at Vanguard (November 1997-July 2008).
David E. Schneider Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Walid A. Shinnawi Vice President Age: 48	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional (since March 2006). Formerly, Senior Manager at Moody’s KMV (1999-March 2006).
Bruce A. Simmons Vice President Age: 45	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).
Edward R. Simpson Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 54	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 47	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 62	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 37	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Robert C. Trotter Vice President Age: 52	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 44	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Vice President Age: 40	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Weston J. Wellington Vice President Age: 59	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Ryan J. Wiley Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 55	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

       A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

       For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2009 to October 31, 2010, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	100%	—	—	100%	100%	100%	3%	136%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).
(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).
(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has two members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown and Harold M. Shefrin. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2011 and June 30, 2010, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $256,586 and $249,113, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2011 and June 30, 2010, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $15,000 and $15,000, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2011 and June 30, 2010, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2011 and June 30, 2010, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $58,923 and $57,204, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2011 and June 30, 2010, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2011 and June 30, 2010, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $5,400 and $5,414, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2011 and June 30, 2010, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2011 and June 30, 2010, aggregate non-audit fees billed by PwC for services rendered to the registrant were $79,323 and $77,618, respectively.

For the twelve month periods ended June 30, 2011 and June 30, 2010, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.3%)
	Accordia Golf Co., Ltd.	3,974	$2,789,496
	Aeon Fantasy Co., Ltd.	57,832	753,733
	Ahresty Corp.	2,400	19,304
#	Aichi Machine Industry Co., Ltd.	294,000	1,203,165
#	Aigan Co., Ltd.	61,600	308,231
	Aisan Industry Co., Ltd.	132,800	1,403,471
#	Akebono Brake Industry Co., Ltd.	306,800	1,701,568
#	Alpen Co., Ltd.	61,500	1,002,081
	Alpha Corp.	30,200	360,281
	Alpine Electronics, Inc.	206,300	2,858,103
	Amiyaki Tei Co., Ltd.	235	628,778
	Amuse, Inc.	29,999	336,950
#*	Anrakutei Co., Ltd.	50,000	259,015
	AOI Advertising Promotion, Inc.	39,000	213,255
	AOKI Holdings, Inc.	97,100	1,514,373
	Aoyama Trading Co., Ltd.	250,500	4,319,806
*	Arc Land Sakamoto Co., Ltd.	3,700	58,959
	Arnest One Corp.	161,700	1,663,721
#	Asahi Co., Ltd.	35,100	655,224
#*	Asahi Tec Corp.	1,772,000	597,455
#	ASATSU-DK, Inc.	120,400	3,157,415
	ASKUL Corp.	75,200	1,228,850
	Asti Corp.	46,000	133,911
#*	Atom Corp.	170,700	558,425
	Atsugi Co., Ltd.	750,000	943,066
	Autobacs Seven Co., Ltd.	100,400	4,234,555
	Avex Group Holdings, Inc.	152,900	1,985,271
	Bals Corp.	147	126,133
	Belluna Co., Ltd.	6,950	45,494
*	Best Denki Co., Ltd.	234,500	652,192
#	Bic Camera, Inc.	2,106	1,129,283
#	Bookoff Corp.	33,200	324,501
	Calsonic Kansei Corp.	617,000	3,718,621
#	Can Do Co., Ltd.	198	181,572
*	Carchs Holdings Co., Ltd.	707,200	254,743
#*	CHI Group Co., Ltd.	8,500	23,305
	Chiyoda Co., Ltd.	120,900	1,792,148
	Chofu Seisakusho Co., Ltd.	88,800	2,230,249
	Chori Co., Ltd.	658,000	812,757
	Chuo Spring Co., Ltd.	202,000	742,567
#*	Clarion Co., Ltd.	496,000	961,571
	Cleanup Corp.	110,600	683,902
#	Colowide Co., Ltd.	210,950	1,279,477
	Corona Corp.	76,200	846,183
	Cross Plus, Inc.	22,000	210,712
	Daido Metal Co., Ltd.	144,000	1,496,053
#	Daidoh, Ltd.	113,600	1,142,200
#*	Daiei, Inc. (The)	348,650	1,268,540
	Daikoku Denki Co., Ltd.	36,900	367,947
	Daimaruenawin Co., Ltd.	400	2,908
	Dainichi Co., Ltd.	54,900	502,010
#	Daisyo Corp.	54,300	631,473
#	DCM Holdings Co., Ltd.	327,300	2,229,343
	Descente, Ltd.	231,000	1,144,906
#	Doshisha Co., Ltd.	54,800	1,439,665
	Doutor Nichires Holdings Co., Ltd.	140,986	1,718,003
	Dynic Corp.	127,000	216,905
	Eagle Industry Co., Ltd.	108,000	1,354,792

1

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
#	Edion Corp.	300,500	$2,834,431
	Exedy Corp.	119,700	4,104,319
	F&A Aqua Holdings, Inc.	60,638	602,394
	FCC Co., Ltd.	129,600	3,108,797
	Fine Sinter Co., Ltd.	49,000	155,481
#	Foster Electric Co., Ltd.	86,500	1,735,582
	France Bed Holdings Co., Ltd.	750,000	970,968
#	F-Tech, Inc.	20,100	299,015
#	Fuji Co., Ltd.	97,000	2,005,788
	Fuji Corp, Ltd.	102,300	466,278
#*	Fuji Kiko Co., Ltd.	148,000	582,691
	Fuji Kyuko Co., Ltd.	311,000	1,589,422
	Fuji Oozx, Inc.	6,000	25,325
#	Fujibo Holdings, Inc.	155,000	382,796
	Fujikura Rubber, Ltd.	72,900	290,479
	Fujita Kanko, Inc.	394,100	1,378,148
#	Fujitsu General, Ltd.	285,000	1,890,688
#	Funai Electric Co., Ltd.	69,400	1,831,511
#	Furukawa Battery Co., Ltd.	71,000	509,599
#*	Futaba Industrial Co., Ltd.	163,800	1,198,132
	G-7 Holdings, Inc.	29,200	140,890
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	585,186
#	Genki Sushi Co., Ltd.	19,200	211,519
#	GEO Co., Ltd.	1,330	1,655,703
#	GLOBERIDE, Inc.	463,000	518,583
	Goldwin, Inc.	175,000	600,323
	Gourmet Kineya Co., Ltd.	67,000	365,665
#*	GSI Creos Corp.	194,000	298,009
	Gulliver International Co., Ltd.	19,820	824,438
	Gunze, Ltd.	712,000	2,420,595
#	H2O Retailing Corp.	387,000	3,008,611
	Hakuyosha Co., Ltd.	88,000	220,156
	Happinet Corp.	36,100	425,857
	Haruyama Trading Co., Ltd.	47,900	267,214
*	Haseko Corp.	5,356,000	3,876,607
	Heiwa Corp.	154,500	2,389,940
	Hiday Hidaka Corp.	20,800	320,964
#	Hikari Tsushin, Inc.	95,800	2,262,554
#	Himaraya Co., Ltd.	35,900	267,920
	HIS Co., Ltd.	101,800	2,515,505
	Hitachi Koki Co., Ltd.	200,900	1,835,599
#	Honeys Co., Ltd.	29,000	318,688
	Horipro, Inc.	41,800	373,495
	I Metal Technology Co., Ltd.	142,000	333,494
	Ichibanya Co., Ltd.	16,100	508,106
	Ichikawa Co., Ltd.	63,000	128,486
#	Ichikoh Industries, Ltd.	285,000	672,844
#	Ikyu Corp.	504	242,141
#	Imasen Electric Industrial Co., Ltd.	54,400	773,937
	Imperial Hotel, Ltd.	10,900	272,997
*	Impress Holdings, Inc.	110,400	148,580
	Intage, Inc.	14,000	297,193
	Ishizuka Glass Co., Ltd.	109,000	205,315
*	Izuhakone Railway Co., Ltd.	300	20,123
*	Izumi Co., Ltd.	61,700	926,342
*	Izutsuya Co., Ltd.	350,000	218,193
#*	Janome Sewing Machine Co., Ltd.	242,000	196,784
	Japan Vilene Co., Ltd.	139,000	612,810
	Japan Wool Textile Co., Ltd. (The)	310,000	2,434,131
#*	Jeans Mate Corp.	30,308	85,533

2

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Jidosha Buhin Kogyo Co., Ltd.	79,000	$475,402
*	Joban Kosan Co., Ltd.	221,000	219,952
#	Joshin Denki Co., Ltd.	205,000	2,221,852
	Juntendo Co., Ltd.	31,000	48,190
*	JVC Kenwood Holdings, Inc.	439,930	2,192,159
	Kabuki-Za Co., Ltd.	39,000	1,935,191
#	Kadokawa Holdings, Inc.	88,600	2,769,841
	Kanto Auto Works, Ltd.	168,000	1,538,520
#	Kappa Create Co., Ltd.	51,300	1,066,630
	Kasai Kogyo Co., Ltd.	118,000	778,207
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	513,860
#*	Kawashima Selkon Textiles Co., Ltd.	323,000	289,339
#	Keihin Corp.	151,800	3,212,451
#	Keiyo Co., Ltd.	173,500	967,755
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,983,642
#	Kimoto Co., Ltd.	34,600	329,725
#*	Kinki Nippon Tourist Co., Ltd.	153,000	173,644
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	1,347,264
#	Kisoji Co., Ltd.	85,300	1,769,125
	Koekisha Co., Ltd.	13,600	207,482
#	Kohnan Shoji Co., Ltd.	96,800	1,667,535
#	Kojima Co., Ltd.	109,700	713,953
	Komatsu Seiren Co., Ltd.	145,000	633,242
	Komeri Co., Ltd.	122,800	3,348,307
*	Konaka Co., Ltd.	102,060	455,256
	Kourakuen Corp.	16,200	225,308
	K’s Holdings Corp.	111,227	4,809,238
	KU Holdings Co., Ltd.	68,200	317,064
#	Kura Corp.	54,800	712,830
	Kurabo Industries, Ltd.	897,000	1,800,044
	Kuraudia Co., Ltd.	5,700	87,916
	Kuroganeya Co., Ltd.	14,000	55,661
#	KYB Co., Ltd.	633,000	4,802,180
	Kyoritsu Maintenance Co., Ltd.	46,160	676,123
	Kyoto Kimono Yuzen Co., Ltd.	55,700	624,820
	Kyowa Leather Cloth Co., Ltd.	71,700	259,142
#*	Laox Co., Ltd.	342,000	235,020
#*	Look, Inc.	159,000	248,219
	Mamiya-Op Co., Ltd.	285,000	355,388
	Marche Corp.	23,000	197,294
	Mars Engineering Corp.	43,600	684,990
#*	Maruei Department Store Co., Ltd.	142,000	154,068
	Maruzen Co., Ltd.	46,000	301,733
#*	Matsuya Co., Ltd.	158,400	869,348
	Matsuya Foods Co., Ltd.	46,900	880,657
#	Megane TOP Co., Ltd.	46,400	556,197
	Meiko Network Japan Co., Ltd.	19,000	167,135
	Meiwa Estate Co., Ltd.	7,900	45,018
*	Meiwa Industry Co., Ltd.	29,000	43,190
	Mikuni Corp.	108,000	286,759
*	Misawa Homes Co., Ltd.	99,100	615,765
	Misawa Resort Co., Ltd.	180,000	309,284
	Mitsuba Corp.	152,690	1,418,039
	Mitsui Home Co., Ltd.	155,000	774,501
#	Mizuno Corp.	435,000	2,063,849
#	MOS Food Services, Inc.	115,300	2,161,532
	MR MAX Corp.	119,000	407,377
	Murakami Corp.	3,000	40,387
	Musashi Seimitsu Industry Co., Ltd.	83,200	2,193,234
*	Naigai Co., Ltd.	2,643,000	1,185,353
#	Nexyz Corp.	1,920	53,470

3

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Nice Holdings, Inc.	343,000	$688,741
	Nidec Copal Corp.	88,700	1,088,568
#	Nidec Tosok Corp.	109,300	1,276,988
	Nifco, Inc.	187,400	4,957,937
	Nihon Tokushu Toryo Co., Ltd.	56,000	223,441
#*	Nippon Columbia Co., Ltd.	426,000	185,841
	Nippon Felt Co., Ltd.	67,200	321,785
#*	Nippon Piston Ring Co., Ltd.	277,000	655,403
	Nippon Seiki Co., Ltd.	156,400	2,069,220
	Nishimatsuya Chain Co., Ltd.	228,400	1,887,129
	Nissan Shatai Co., Ltd.	362,023	2,795,357
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	318,069
	Nissen Holdings Co., Ltd.	181,591	1,066,058
	Nissin Kogyo Co., Ltd.	147,700	2,669,715
	Nittan Valve Co., Ltd.	82,800	329,463
*	Nitto Kako Co., Ltd.	60,000	55,973
*	Noritsu Koki Co., Ltd.	85,400	467,271
*	Omikenshi Co., Ltd.	127,000	93,459
	Onward Holdings Co., Ltd.	447,000	3,769,704
	Pacific Industrial Co., Ltd.	181,000	842,899
#	Pal Co., Ltd.	12,550	418,259
	PanaHome Corp.	398,200	2,587,810
	Parco Co., Ltd.	268,200	2,209,154
#	Paris Miki Holdings, Inc.	160,100	1,545,381
#	PGM Holdings K.K.	1,863	974,238
#*	PIA Corp.	26,700	271,144
	Piolax, Inc.	44,500	1,068,552
#*	Pioneer Electronic Corp.	981,300	4,403,848
	Plenus Co., Ltd.	81,200	1,307,628
	Point, Inc.	60,060	2,615,525
	Press Kogyo Co., Ltd.	396,000	2,008,473
	Resorttrust, Inc.	135,408	1,702,957
	Rhythm Watch Co., Ltd.	443,000	668,318
*	Right On Co., Ltd.	67,325	349,520
	Riken Corp.	362,000	1,555,087
#	Ringer Hut Co., Ltd.	72,300	984,664
	Riso Kyoiku Co., Ltd.	7,338	376,882
	Roland Corp.	92,800	918,018
	Round One Corp.	266,600	2,279,730
#	Royal Holdings Co., Ltd.	135,300	1,395,710
#	Ryohin Keikaku Co., Ltd.	92,200	4,416,378
#*	Sagami Chain Co., Ltd.	77,000	478,700
*	Sagami Co., Ltd.	225,000	274,165
	Saizeriya Co., Ltd.	145,800	2,770,798
#*	Sakai Ovex Co., Ltd.	205,000	345,098
#	Sanden Corp.	497,000	2,576,015
#	Sangetsu Co., Ltd.	68,925	1,680,246
	Sankyo Seiko Co., Ltd.	21,000	69,617
	Sanoh Industrial Co., Ltd.	118,600	1,012,877
#	Sanyo Housing Nagoya Co., Ltd.	354	346,332
#	Sanyo Shokai, Ltd.	421,000	1,231,763
	Scroll Corp.	77,300	259,949
#	Seiko Holdings Corp.	410,407	1,428,483
	Seiren Co., Ltd.	223,900	1,434,205
	Senshukai Co., Ltd.	165,200	1,006,252
*	Seven Seas Holdings Co., Ltd.	332,000	119,433
#*	Shikibo, Ltd.	521,000	578,171
	Shimachu Co., Ltd.	164,000	4,003,833
	Shimojima Co., Ltd.	12,000	156,077
*	Shinyei Kaisha	96,000	163,848
#	Shiroki Corp.	285,000	979,361

4

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Shobunsha Publications, Inc.	339,400	$2,427,024
#	Shochiku Co., Ltd.	404,400	3,316,677
	Shoei Co., Ltd.	1,600	11,325
*	Showa Corp.	240,000	1,726,805
#	SKY Perfect JSAT Holdings, Inc.	7,400	3,054,373
	SNT Corp.	93,800	382,046
	Soft99 Corp.	70,600	418,870
	Sotoh Co., Ltd.	49,700	495,408
	SPK Corp.	16,800	269,487
	SRI Sports, Ltd.	4,900	52,363
	St. Marc Holdings Co., Ltd.	37,600	1,407,921
#	Studio Alice Co., Ltd.	27,000	376,885
#	Suminoe Textile Co., Ltd.	252,000	490,602
	Sumitomo Forestry Co., Ltd.	436,666	4,003,066
#*	SxL Corp.	493,000	406,376
#	T. RAD Co., Ltd.	268,000	1,295,045
#	Tac Co., Ltd.	15,400	40,061
	Tachikawa Corp.	50,800	285,524
	Tachi-S Co., Ltd.	112,840	2,092,552
	Tact Home Co., Ltd.	201	187,279
	Taiho Kogyo Co., Ltd.	92,800	917,753
	Takamatsu Construction Group Co., Ltd.	90,500	1,286,301
	Taka-Q Co., Ltd.	48,000	90,807
	Take & Give Needs Co., Ltd.	1,380	101,460
#	Takihyo Co., Ltd.	9,000	47,007
#	Tamron Co., Ltd.	63,700	1,528,547
*	TASAKI & Co., Ltd.	507,000	384,977
	Taya Co., Ltd.	5,000	41,274
#	TBK Co., Ltd.	72,000	388,245
*	TDF Corp.	11,000	23,284
#	Teikoku Piston Ring Co., Ltd.	103,500	1,247,983
	Teikoku Sen-I Co., Ltd.	78,000	485,112
	Telepark Corp.	735	1,370,725
*	Ten Allied Co., Ltd.	50,000	157,964
	Tigers Polymer Corp.	59,000	317,211
	Toabo Corp.	130,000	100,373
	Toei Co., Ltd.	279,000	1,281,683
*	Tokai Kanko Co., Ltd.	505,999	144,781
	Tokai Rika Co., Ltd.	44,300	856,639
	Tokai Rubber Industries, Ltd.	149,000	1,991,730
#*	Tokai Senko K.K.	215,000	241,459
	Token Corp.	20,220	734,381
*	Tokyo Dome Corp.	680,200	1,341,244
#	Tokyo Individualized Educational Institute, Inc.	93,100	179,642
	Tokyo Kaikan Co., Ltd.	12,000	44,701
	Tokyo Soir Co., Ltd.	49,000	111,760
#	Tokyotokeiba Co., Ltd.	828,000	1,071,094
	Tokyu Recreation Co., Ltd.	77,000	479,959
#	Tomy Co., Ltd.	297,893	2,533,126
	Topre Corp.	185,700	1,978,109
#	Toridoll.corp.	183	249,592
	Totenko Co., Ltd.	57,000	93,464
	Touei Housing Corp.	76,040	924,918
#	Tow Co., Ltd.	7,000	38,787
	Toyo Tire & Rubber Co., Ltd.	749,000	1,897,656
	Toyobo Co., Ltd.	2,970,000	4,376,744
	TS Tech Co., Ltd.	181,300	3,447,392
*	TSI Holdings Co., Ltd.	281,495	2,000,064
*	Tsukamoto Co., Ltd.	52,000	57,010
	Tsutsumi Jewelry Co., Ltd.	49,300	1,184,082
	TV Asahi Corp.	343	519,900

5

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	TV Tokyo Holdings Corp.	4,500	$54,190
	Unipres Corp.	108,200	2,807,035
	United Arrows, Ltd.	70,200	1,483,757
#*	Unitika, Ltd.	1,731,000	1,163,576
	U-Shin, Ltd.	94,500	787,991
	Watabe Wedding Corp.	29,500	247,371
#	Watami Food Service Co., Ltd.	104,500	2,204,136
	Xebio Co., Ltd.	98,000	2,211,767
#	Yamatane Corp.	54,000	81,482
	Yellow Hat, Ltd.	73,700	778,559
	Yokohama Reito Co., Ltd.	183,600	1,237,346
	Yomiuri Land Co., Ltd.	225,000	752,557
	Yonex Co., Ltd.	40,000	288,375
#	Yorozu Corp.	62,500	1,378,037
	Yoshinoya Holdings Co., Ltd.	2,180	2,686,291
	Zenrin Co., Ltd.	130,000	1,356,788
#	Zensho Co., Ltd.	298,400	3,782,982
Total Consumer Discretionary			348,684,537

Consumer Staples — (8.4%)
*	Aeon Hokkaido Corp.	391,700	1,646,621
	Ahjikan Co., Ltd.	10,500	100,513
	Ain Pharmaciez, Inc.	36,800	1,514,140
	Arcs Co., Ltd.	70,300	1,104,504
#	Ariake Japan Co., Ltd.	103,700	2,109,761
	Cawachi, Ltd.	81,900	1,614,419
	Chubu Shiryo Co., Ltd.	89,000	608,324
	Chuo Gyorui Co., Ltd.	93,000	194,092
	Circle K Sunkus Co., Ltd.	151,100	2,357,889
#	Coca-Cola Central Japan Co., Ltd.	111,200	1,475,306
	Cocokara fine, Inc.	59,560	1,510,849
	Cosmos Pharmaceutical Corp.	34,200	1,444,622
	CVS Bay Area, Inc.	51,000	65,968
	Daikokutenbussan Co., Ltd.	2,900	92,507
#	Dr.Ci:Labo Co., Ltd.	532	2,718,224
	Dydo Drinco, Inc.	49,800	1,848,306
	Echo Trading Co., Ltd.	11,000	101,990
	Ensuiko Sugar Refining Co., Ltd.	102,000	229,746
	Ezaki Glico Co., Ltd.	3,000	32,922
	Fancl Corp.	152,800	2,080,879
#*	First Baking Co., Ltd.	183,000	203,150
	Fuji Oil Co., Ltd.	258,900	3,986,536
	Fujicco Co., Ltd.	116,600	1,418,193
#*	Fujiya Co., Ltd.	474,000	832,454
	Hagoromo Foods Corp.	40,000	589,721
	Harashin Narus Holdings Co., Ltd.	61,500	940,448
#*	Hayashikane Sangyo Co., Ltd.	299,000	298,244
	Heiwado Co., Ltd.	152,800	1,896,424
#	Hohsui Corp.	120,000	138,935
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	421,690
	Hokuto Corp.	106,700	2,341,660
	Inageya Co., Ltd.	175,000	1,871,129
	ITO EN, Ltd.	80,800	1,430,823
	Itochu-Shokuhin Co., Ltd.	27,400	964,446
#	Itoham Foods, Inc.	674,800	2,743,791
	Izumiya Co., Ltd.	308,000	1,242,227
	J-Oil Mills, Inc.	477,000	1,401,041
#	Kameda Seika Co., Ltd.	70,000	1,304,465
	Kasumi Co., Ltd.	203,100	1,149,354
	Kato Sangyo Co., Ltd.	109,300	2,022,760
#	Key Coffee, Inc.	79,000	1,472,717

6

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Kirindo Co., Ltd.	28,300	$158,650
	Kose Corp.	66,900	1,738,001
	Kyodo Shiryo Co., Ltd.	330,000	378,199
#	Kyokuyo Co., Ltd.	370,000	847,007
#	Life Corp.	183,400	3,252,094
#	Lion Corp.	82,000	454,869
	Mandom Corp.	81,100	2,229,350
	Marudai Food Co., Ltd.	465,000	1,429,345
#	Maruetsu, Inc. (The)	375,000	1,377,561
	Maruha Nichiro Holdings, Inc.	1,719,069	2,763,210
*	Maruya Co., Ltd.	7,400	14,856
	Matsumotokiyoshi Holdings Co., Ltd.	60,900	1,300,111
*	Maxvalu Tohok Co., Ltd.	18,200	135,669
	Maxvalu Tokai Co., Ltd.	57,500	755,750
#	Megmilk Snow Brand Co., Ltd.	194,300	3,590,653
	Meito Sangyo Co., Ltd.	53,600	699,296
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,500,457
	Milbon Co., Ltd.	49,014	1,457,000
	Ministop Co., Ltd.	70,200	1,266,919
	Mitsui Sugar Co., Ltd.	453,850	1,825,627
	Miyoshi Oil & Fat Co., Ltd.	261,000	367,352
	Morinaga & Co., Ltd.	933,000	2,148,261
	Morinaga Milk Industry Co., Ltd.	886,000	3,784,924
	Morishita Jinton Co., Ltd.	47,800	186,484
	Morozoff, Ltd.	108,000	365,109
	Nagatanien Co., Ltd.	115,000	1,212,129
	Nakamuraya Co., Ltd.	203,000	964,741
	Nichimo Co., Ltd.	112,000	201,184
	Nichirei Corp.	839,000	3,584,253
#	Nihon Chouzai Co., Ltd.	20,300	713,570
	Niitaka Co., Ltd.	7,260	81,663
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,216,390
	Nippon Flour Mills Co., Ltd.	557,000	2,585,398
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	332,621
	Nippon Suisan Kaisha, Ltd.	936,700	3,079,525
	Nisshin Oillio Group, Ltd. (The)	550,000	2,636,546
	Nissin Sugar Manufacturing Co., Ltd.	149,000	344,614
	Nitto Flour Milling Co., Ltd.	64,000	221,279
*	Noevir Holdings Co., Ltd.	5,900	67,131
	Oenon Holdings, Inc.	247,000	556,130
#	Oie Sangyo Co., Ltd.	20,900	208,102
	Okuwa Co., Ltd.	115,000	1,153,064
	Olympic Corp.	64,900	441,301
	Pietro Co., Ltd.	10,300	108,554
	Pigeon Corp.	69,300	2,277,818
	Poplar Co., Ltd.	25,760	137,311
	Prima Meat Packers, Ltd.	671,000	818,676
#	Riken Vitamin Co., Ltd.	79,200	2,191,372
	Rock Field Co., Ltd.	47,000	739,985
	Ryoshoku, Ltd.	87,800	2,039,013
	S Foods, Inc.	73,762	627,607
#	Sakata Seed Corp.	164,600	2,400,622
	San-A Co., Ltd.	20,900	806,260
#*	Sapporo Holdings, Ltd.	457,000	1,878,594
	Shoei Foods Corp.	44,000	286,963
	Showa Sangyo Co., Ltd.	524,000	1,467,235
	Sogo Medical Co., Ltd.	23,000	754,105
	Sonton Food Industry Co., Ltd.	43,000	368,683
	Starzen Co., Ltd.	279,000	812,869
	Sugi Holdings Co., Ltd.	129,700	3,384,972
	Takara Holdings, Inc.	673,000	3,442,187

7

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Three F Co., Ltd.	17,700	$114,321
#	Tobu Store Co., Ltd.	205,000	620,763
	Toho Co., Ltd.	158,000	605,042
#	Tohto Suisan Co., Ltd.	120,000	193,075
#	Torigoe Co., Ltd. (The)	84,500	735,249
	Toyo Sugar Refining Co., Ltd.	157,000	191,760
	Tsukiji Uoichiba Co., Ltd.	16,000	20,096
	Tsuruha Holdings, Inc.	60,100	2,875,044
#*	Unicafe, Inc.	15,060	68,675
*	Unihair Co., Ltd.	120,250	1,222,755
	Uoriki Co., Ltd.	400	4,873
	Valor Co., Ltd.	175,400	2,459,587
	Warabeya Nichiyo Co., Ltd.	51,360	587,066
#	Yaizu Suisankagaku Industry Co., Ltd.	41,000	376,754
	Yaoko Co., Ltd.	40,800	1,280,995
	Yomeishu Seizo Co., Ltd.	100,000	923,012
	Yonekyu Corp.	100,000	759,980
	Yuasa Funashoku Co., Ltd.	112,000	273,179
#	Yukiguni Maitake Co., Ltd.	101,856	594,487
	Yutaka Foods Corp.	6,000	106,729
Total Consumer Staples			143,704,453

Energy — (1.0%)
	AOC Holdings, Inc.	154,800	1,109,996
	BP Castrol K.K.	66,500	275,151
#*	Fuji Kosan Co., Ltd.	264,000	247,169
#	Itochu Enex Co., Ltd.	302,200	1,693,954
#	Japan Drilling Co., Ltd.	6,600	226,453
	Japan Oil Transportation Co., Ltd.	79,000	201,518
	Kanto Natural Gas Development Co., Ltd.	155,000	889,514
#	Kyoei Tanker Co., Ltd.	111,000	217,409
	Mitsuuroko Co., Ltd.	166,300	980,358
#	Modec, Inc.	77,700	1,330,238
#	Nippon Gas Co., Ltd.	148,900	2,042,041
#	Nippon Seiro Co., Ltd.	64,000	258,628
	Sala Corp.	128,500	627,830
	San-Ai Oil Co., Ltd.	273,000	1,564,635
	Shinko Plantech Co., Ltd.	164,000	1,772,669
	Sinanen Co., Ltd.	251,000	1,093,090
	Toa Oil Co., Ltd.	337,000	461,097
#	Toyo Kanetsu K.K.	507,000	1,253,869
Total Energy			16,245,619

Financials — (9.3%)
	Aichi Bank, Ltd. (The)	37,700	2,079,279
	Airport Facilities Co., Ltd.	120,570	464,137
	Akita Bank, Ltd. (The)	773,400	2,246,052
	Aomori Bank, Ltd. (The)	800,000	2,590,527
*	Asax Co., Ltd.	17	25,624
#	Awa Bank, Ltd. (The)	455,000	2,833,524
	Bank of Iwate, Ltd. (The)	64,200	2,470,584
	Bank of Kochi, Ltd. (The)	2,000	2,090
	Bank of Nagoya, Ltd. (The)	592,297	1,810,008
	Bank of Okinawa, Ltd. (The)	92,500	3,973,581
	Bank of Saga, Ltd. (The)	624,000	1,562,590
	Bank of the Ryukyus, Ltd.	135,480	1,719,717
	Century Tokyo Leasing Corp.	254,990	4,597,697
*	Chiba Kogyo Bank, Ltd. (The)	180,300	1,002,550
	Chukyo Bank, Ltd. (The)	675,000	1,546,992
	Daibiru Corp.	201,400	1,543,885
	Daiko Clearing Services Corp.	49,700	175,884

8

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
*	Daikyo, Inc.	1,287,000	$2,190,443
	Daisan Bank, Ltd. (The)	621,000	1,455,057
	Daishi Bank, Ltd. (The)	1,334,000	4,022,282
	Daito Bank, Ltd. (The)	485,000	290,175
	Ehime Bank, Ltd. (The)	641,000	1,900,802
	Eighteenth Bank, Ltd. (The)	689,000	1,890,805
	FIDEA Holdings Co., Ltd.	216,100	537,753
	Fukui Bank, Ltd. (The)	877,000	2,544,965
	Fukushima Bank, Ltd.	836,000	406,390
	Fuyo General Lease Co., Ltd.	84,500	2,864,508
	Goldcrest Co., Ltd.	69,400	1,443,448
	Heiwa Real Estate Co., Ltd.	288,000	624,694
	Higashi-Nippon Bank, Ltd.	659,000	1,338,397
	Higo Bank, Ltd. (The)	596,000	3,454,463
*	Hitachi Capital Corp.	4,500	61,035
	Hokkoku Bank, Ltd. (The)	930,000	3,268,059
	Hokuetsu Bank, Ltd. (The)	920,000	1,902,491
#*	Hulic Co., Ltd.	74,100	684,836
	Hyakugo Bank, Ltd. (The)	980,609	3,972,471
	Hyakujishi Bank, Ltd. (The)	993,000	3,553,447
	IBJ Leasing Co., Ltd.	85,800	2,095,026
	Ichiyoshi Securities Co., Ltd.	165,800	1,023,717
	Iida Home Max Co., Ltd.	63,800	558,110
	Iwai Cosmo Holdings, Inc.	9,100	40,853
#*	Japan Asia Investment Co., Ltd.	201,000	223,572
	Juroku Bank, Ltd.	1,284,000	4,001,947
#	kabu.com Securities Co., Ltd.	313,300	965,690
	Kagoshima Bank, Ltd. (The)	416,000	2,711,189
	Keihanshin Real Estate Co., Ltd.	20,900	95,507
	Keiyo Bank, Ltd. (The)	262,000	1,318,364
#*	Kenedix, Inc.	9,531	1,670,599
	Kirayaka Bank, Ltd.	98,000	98,707
	Kita-Nippon Bank, Ltd. (The)	29,706	665,037
	Kiyo Holdings, Inc.	2,526,900	3,432,037
	Kobayashi Yoko Co., Ltd.	231,600	573,712
#*	Kosei Securities Co., Ltd.	285,000	259,252
	Kyokuto Securities Co., Ltd.	58,400	416,349
#*	Leopalace21 Corp.	420,685	598,012
	Marusan Securities Co., Ltd.	280,800	1,147,716
#*	Matsui Securities Co., Ltd.	429,400	2,071,598
	Michinoku Bank, Ltd. (The)	524,000	1,011,392
	Mie Bank, Ltd. (The)	76,000	184,646
	Minato Bank, Ltd. (The)	1,063,000	1,853,122
	Mito Securities Co., Ltd.	254,000	364,567
	Miyazaki Bank, Ltd. (The)	582,000	1,334,431
*	Mizuho Investors Securities Co., Ltd.	1,650,500	1,504,375
#	Monex Group, Inc.	7,698	1,535,808
	Musashino Bank, Ltd.	129,100	4,387,657
	Nagano Bank, Ltd. (The)	314,000	728,564
	Nanto Bank, Ltd. (The)	248,000	1,261,492
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	88,433
#	Nisshin Fudosan Co., Ltd.	95,000	609,744
	Ogaki Kyoritsu Bank, Ltd. (The)	1,282,000	3,962,874
	Oita Bank, Ltd. (The)	676,900	2,017,016
	Okasan Securities Group, Inc.	795,000	2,977,463
	Ricoh Leasing Co., Ltd.	78,500	1,754,332
	San-in Godo Bank, Ltd. (The)	559,000	4,010,469
	Sankei Building Co., Ltd.	173,500	956,463
	Shiga Bank, Ltd.	149,000	848,263
	Shikoku Bank, Ltd.	796,000	2,532,573

9

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
#	Shimizu Bank, Ltd.	33,900	$1,207,603
	Sumitomo Real Estate Sales Co., Ltd.	35,550	1,650,601
*	Sun Frontier Fudousan Co., Ltd.	208	18,799
#	Taiko Bank, Ltd. (The)	7,000	23,018
#*	Takagi Securities Co., Ltd.	206,000	226,627
	TOC Co., Ltd.	435,250	1,960,452
	Tochigi Bank, Ltd.	443,000	1,694,128
	Toho Bank, Ltd.	899,200	1,995,366
	Toho Real Estate Co., Ltd.	140,700	748,850
	Tohoku Bank, Ltd. (The)	389,000	576,622
	Tokai Tokyo Financial Holdings, Inc.	997,000	3,024,352
	Tokyo Rakutenchi Co., Ltd.	218,000	759,487
#	Tokyo Tatemono Co., Ltd.	948,000	3,458,908
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	21,629
#	Tokyo Theatres Co., Inc.	290,000	371,869
	Tokyo Tomin Bank, Ltd.	127,000	1,586,375
#	Tokyu Livable, Inc.	103,200	938,555
	Tomato Bank, Ltd.	397,000	751,862
	TOMONY Holdings, Inc.	601,450	2,310,429
#	Tosei Corp.	105	32,777
	Tottori Bank, Ltd.	328,000	613,309
	Towa Bank, Ltd.	951,000	1,149,282
	Toyo Securities Co., Ltd.	327,000	539,576
#	Tsukuba Bank, Ltd.	208,400	644,889
	Yachiyo Bank, Ltd. (The)	23,300	661,777
	Yamagata Bank, Ltd.	622,500	2,970,949
	Yamanashi Chuo Bank, Ltd.	611,000	2,589,536
Total Financials			159,469,547

Health Care — (4.0%)
	As One Corp.	71,668	1,497,220
*	Asia Alliance Holdings Co., Ltd.	16,700	2,912
	ASKA Pharmaceutical Co., Ltd.	101,000	732,644
	BML, Inc.	41,500	1,049,995
#	CMIC Co., Ltd.	17,000	298,317
	Create Medic Co., Ltd.	28,000	279,936
	Eiken Chemical Co., Ltd.	74,800	1,006,882
	EPS Co., Ltd.	158	373,226
	FALCO SD HOLDINGS Co., Ltd.	34,300	319,024
	Fuso Pharmaceutical Industries, Ltd.	320,000	860,766
	Hitachi Medical Corp.	85,000	951,978
	Hogy Medical Co., Ltd.	49,000	2,209,830
	Iwaki & Co., Ltd.	55,000	137,669
	Japan Medical Dynamic Marketing, Inc.	44,900	111,873
	Jeol, Ltd.	273,000	908,405
	JMS Co., Ltd.	126,000	424,670
	Kaken Pharmaceutical Co., Ltd.	353,000	4,947,380
	Kawanishi Holdings, Ltd.	7,400	74,286
	Kawasumi Laboratories, Inc.	45,000	290,699
#	Kissei Pharmaceutical Co., Ltd.	106,300	2,069,832
	KYORIN Holdings, Inc.	205,000	4,078,682
#	M3, Inc.	448	3,261,498
	Mochida Pharmaceutical Co., Ltd.	281,000	3,013,771
	Nagaileben Co., Ltd.	8,100	236,765
#	Nichii Gakkan Co.	227,100	2,017,750
	Nihon Kohden Corp.	159,200	3,963,916
	Nikkiso Co., Ltd.	250,000	2,253,248
#	Nippon Chemiphar Co., Ltd.	131,000	533,359
	Nippon Shinyaku Co., Ltd.	239,000	3,045,545
#	Nipro Corp.	189,900	3,445,062
	Nissui Pharmaceutical Co., Ltd.	64,200	560,657

10

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (Continued)
	Paramount Bed Co., Ltd.	82,000	$2,279,048
	Rion Co., Ltd.	5,000	34,524
	Rohto Pharmaceutical Co., Ltd.	339,000	3,857,952
#	Sawai Pharmaceutical Co., Ltd.	53,400	5,626,321
	Seikagaku Corp.	179,800	2,048,668
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	84,631
	Ship Healthcare Holdings, Inc.	104,100	1,922,933
#	Toho Holdings Co., Ltd.	152,700	1,522,485
	Torii Pharmaceutical Co., Ltd.	65,200	1,230,679
#	Towa Pharmaceutical Co., Ltd.	42,300	2,551,618
#	Vital KSK Holdings, Inc.	150,600	1,254,387
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	305,800
	ZERIA Pharmaceutical Co., Ltd.	109,000	1,382,564
Total Health Care			69,059,407

Industrials — (23.9%)
#*	A&A Material Corp.	235,000	284,704
	A&D Co., Ltd.	6,900	35,523
	Advan Co., Ltd.	96,900	862,130
#*	Advanex, Inc.	73,000	71,032
	Aeon Delight Co., Ltd.	85,600	1,725,965
	Aica Kogyo Co., Ltd.	244,300	3,346,370
	Aichi Corp.	132,000	661,741
	Aida Engineering, Ltd.	273,600	1,290,772
	Airtech Japan, Ltd.	18,300	89,444
	Alps Logistics Co., Ltd.	50,700	497,523
#	Altech Co., Ltd.	23,000	84,092
	Altech Corp.	37,150	286,180
	Amano Corp.	281,000	2,585,935
	Ando Corp.	257,000	342,322
	Anest Iwata Corp.	149,000	770,777
#	Asahi Diamond Industrial Co., Ltd.	241,000	5,268,904
	Asahi Holdings, Inc.	115,950	2,367,095
	Asahi Kogyosha Co., Ltd.	99,000	453,910
#	Asanuma Corp.	796,000	864,364
	Asia Air Survey Co., Ltd.	32,000	94,659
	Asunaro Aoki Construction Co., Ltd.	154,000	767,691
	Ataka Construction & Engineering Co., Ltd.	60,000	217,712
	Bando Chemical Industries, Ltd.	348,000	1,414,566
	Benefit One, Inc.	3	2,150
	Biken Techno Corp.	14,100	82,281
	Bunka Shutter Co., Ltd.	227,000	627,219
*	C&I Holdings Co., Ltd.	340,800	8,486
	Central Glass Co., Ltd.	714,000	3,428,364
	Central Security Patrols Co., Ltd.	43,700	442,848
*	Chiyoda Integre Co., Ltd.	3,700	48,095
	Chudenko Corp.	130,500	1,535,269
#	Chugai Ro Co., Ltd.	340,000	1,187,004
	CKD Corp.	241,400	2,153,323
	Comsys Holdings Corp.	260,200	2,609,312
#	Cosel Co., Ltd.	108,800	1,888,624
	CTI Engineering Co., Ltd.	44,000	288,474
	Dai-Dan Co., Ltd.	156,000	933,873
	Daido Kogyo Co., Ltd.	145,000	292,945
	Daifuku Co., Ltd.	345,000	2,229,138
	Daihen Corp.	448,000	1,659,447
#	Daiho Corp.	763,000	1,028,632
#*	Daiichi Chuo K.K.	475,000	878,639
	Daiichi Jitsugyo Co., Ltd.	188,000	1,039,822
#	Daiseki Co., Ltd.	143,463	2,904,532
#*	Daisue Construction Co., Ltd.	271,500	220,339

11

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Daiwa Industries, Ltd.	178,000	$852,541
	Daiwa Odakyu Construction Co., Ltd.	63,500	175,455
#*	Danto Holdings Corp.	441,000	549,096
#	Denyo Co., Ltd.	85,100	1,144,312
*	Dijet Industrial Co., Ltd.	80,000	150,640
	DMW Corp.	4,800	95,209
*	Dream Incubator, Inc.	168	151,235
	Duskin Co., Ltd.	212,500	4,132,038
#*	Enshu, Ltd.	142,000	198,774
	Freesia Macross Corp.	1,355,000	285,860
*	Fujisash Co., Ltd.	49,300	44,888
	Fujitec Co., Ltd.	319,000	1,841,670
#	Fukuda Corp.	630,000	1,882,289
	Fukusima Industries Corp.	29,700	352,955
	Fukuyama Transporting Co., Ltd.	579,400	3,085,577
	Funai Consulting, Inc.	99,300	643,032
*	Furukawa Co., Ltd.	1,391,000	1,422,211
#	Furusato Industries, Ltd.	50,600	350,558
	Futaba Corp.	154,300	2,841,369
	Gecoss Corp.	112,400	484,383
	Glory, Ltd.	43,300	975,311
	Hamai Co., Ltd.	92,000	143,411
	Hanwa Co., Ltd.	764,000	3,380,320
*	Hazama Corp.	285,800	380,931
	Hibiya Engineering, Ltd.	125,900	1,273,278
	Hisaka Works, Ltd.	4,000	54,041
	Hitachi Cable, Ltd.	699,000	1,727,349
	Hitachi Metals Techno, Ltd.	56,500	294,288
	Hitachi Tool Engineering, Ltd.	94,000	1,023,476
	Hitachi Transport System, Ltd.	104,300	1,786,932
#	Hitachi Zosen Corp.	2,937,500	4,577,109
#	Hokuetsu Industries Co., Ltd.	85,000	254,975
	Hokuriku Electrical Construction Co., Ltd.	56,000	170,482
	Hoshizaki Electric Co., Ltd.	126,200	2,801,321
	Hosokawa Micron Corp.	140,000	681,267
*	Howa Machinery, Ltd.	379,000	373,953
#	Ichiken Co., Ltd.	87,000	112,663
	Ichinen Holdings Co., Ltd.	71,100	355,644
#	Idec Corp.	137,000	1,602,076
	IHI Transport Machinery Co., Ltd.	73,000	392,309
#	Iino Kaiun Kaisha, Ltd.	354,300	1,747,103
	Inaba Denki Sangyo Co., Ltd.	86,300	2,302,089
	Inaba Seisakusho Co., Ltd.	58,800	695,965
	Inabata & Co., Ltd.	205,700	1,281,541
#	Inui Steamship Co., Ltd.	86,600	429,536
#*	Iseki & Co., Ltd.	718,000	1,835,908
	Ishii Iron Works Co., Ltd.	110,000	245,480
#*	Ishikawa Seisakusho, Ltd.	101,000	85,699
	Ishikawajima Construction Materials Co., Ltd.	202,000	269,078
	Itoki Corp.	174,200	373,209
#	Iwatani International Corp.	887,000	3,154,058
	Jalux, Inc.	40,800	370,655
	Jamco Corp.	80,000	484,588
#	Japan Airport Terminal Co., Ltd.	145,600	1,695,746
#	Japan Foundation Engineering Co., Ltd.	95,600	381,464
	Japan Kenzai Co., Ltd.	92,540	438,630
	Japan Pulp & Paper Co., Ltd.	464,000	1,589,511
	Japan Transcity Corp.	231,000	718,935
	JFE Shoji Holdings, Inc.	411,000	2,011,354
#	Juki Corp.	28,000	80,597
	Kamei Corp.	118,000	495,309
12

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Kanaden Corp.	116,000	$730,824
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	957,209
	Kanamoto Co., Ltd.	112,000	830,224
	Kandenko Co., Ltd.	384,000	1,873,070
*	Kanematsu Corp.	1,526,625	1,504,674
#*	Kanematsu-NNK Corp.	113,000	225,833
	Katakura Industries Co., Ltd.	115,100	1,218,298
	Kato Works Co., Ltd.	197,000	577,846
	KAWADA Technologies, Inc.	102,600	1,584,710
	Kawagishi Bridge Works Co., Ltd.	38,000	105,997
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	315,620
	Keihin Co., Ltd. (The)	199,000	223,270
#	Kimura Chemical Plants Co., Ltd.	59,400	298,233
	Kinki Sharyo Co., Ltd.	185,000	735,699
	Kintetsu World Express, Inc.	79,000	2,594,368
	Kitagawa Iron Works Co., Ltd.	335,000	623,459
	Kitano Construction Corp.	242,000	581,929
	Kitazawa Sangyo Co., Ltd.	54,500	115,316
#	Kitz Corp.	416,800	2,434,295
	Kodensha Co., Ltd. (The)	25,000	56,922
	Koike Sanso Kogyo Co., Ltd.	149,000	419,436
#*	Koito Industries, Ltd.	102,000	112,919
	Kokuyo Co., Ltd.	298,925	2,229,843
#	Komai Tekko, Inc.	109,000	303,367
	Komatsu Wall Industry Co., Ltd.	32,900	311,431
	Komori Corp.	198,900	1,777,147
#	Kondotec, Inc.	40,500	497,688
#*	Kosaido Co., Ltd.	356,100	1,030,361
	KRS Corp.	37,200	396,954
*	Kumagai Gumi Co., Ltd.	583,800	597,142
	Kuroda Electric Co., Ltd.	115,400	1,327,095
	Kyodo Printing Co., Ltd.	325,000	782,307
#	Kyoei Sangyo Co., Ltd.	97,000	183,754
	Kyokuto Boeki Kaisha, Ltd.	58,000	151,896
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	789,259
	Kyosan Electric Manufacturing Co., Ltd.	225,000	1,292,697
	Kyowa Exeo Corp.	322,000	3,267,029
	Kyudenko Corp.	204,000	1,343,458
*	Lonseal Corp.	116,000	150,564
	Maeda Corp.	613,000	1,928,989
	Maeda Road Construction Co., Ltd.	289,000	2,812,316
*	Maezawa Industries, Inc.	35,700	116,088
	Maezawa Kasei Industries Co., Ltd.	50,700	484,110
	Maezawa Kyuso Industries Co., Ltd.	50,400	735,698
	Makino Milling Machine Co., Ltd.	388,000	3,610,747
#*	Marubeni Construction Material Lease Co., Ltd.	75,000	140,983
	Maruka Machinery Co., Ltd.	28,100	215,361
	Maruwn Corp.	66,000	162,457
	Maruyama Manufacturing Co., Inc.	150,000	329,340
	Maruzen Showa Unyu Co., Ltd.	306,000	995,375
	Matsuda Sangyo Co., Ltd.	80,682	1,222,086
	Matsui Construction Co., Ltd.	98,600	369,798
	Max Co., Ltd.	189,000	2,333,153
#	Meidensha Corp.	773,050	3,333,656
	Meiji Shipping Co., Ltd.	105,700	361,492
#	Meitec Corp.	137,300	3,001,810
	Meito Transportation Co., Ltd.	22,000	162,459
	Meiwa Trading Co., Ltd.	140,000	456,500
	Mesco, Inc.	30,000	264,962
	Mirait Holdings Corp.	274,685	2,174,929
	Mitani Corp.	52,600	752,157

13

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Mitsubishi Kakoki Kaisha, Ltd.	229,000	$540,133
	Mitsubishi Pencil Co., Ltd.	104,500	1,885,931
	Mitsuboshi Belting, Ltd.	287,000	1,424,089
	Mitsui Matsushima Co., Ltd.	338,000	701,337
	Mitsui-Soko Co., Ltd.	485,000	1,902,877
	Mitsumura Printing Co., Ltd.	93,000	294,896
#	Miura Co., Ltd.	137,600	3,988,800
*	Miura Printing Corp.	19,000	23,319
#*	Miyaji Engineering Group, Inc.	1,349,175	1,718,991
#*	Miyakoshi Corp.	45,000	147,834
*	Mori Denki Mfg. Co., Ltd.	625,000	85,805
#	Mori Seiki Co., Ltd.	381,900	5,090,686
	Morita Holdings Corp.	156,000	996,664
	Moshi Moshi Hotline, Inc.	108,650	1,766,255
	Mystar Engineering Corp.	15,600	80,894
#	Nac Co., Ltd.	25,400	474,589
	Nachi-Fujikoshi Corp.	663,000	3,936,338
	Naikai Zosen Corp.	73,000	317,278
	Nakano Corp.	98,000	217,044
	Narasaki Sangyo Co., Ltd.	56,000	95,630
	NEC Capital Solutions, Ltd.	45,100	601,512
	NEC Networks & System Integration Corp.	109,600	1,532,788
	New Tachikawa Aircraft Co., Ltd.	9,900	460,857
	Nichias Corp.	436,000	2,575,651
	Nichiban Co., Ltd.	122,000	430,050
	Nichiden Corp.	2,600	81,845
	Nichiha Corp.	98,380	885,374
	Nichireki Co., Ltd.	96,000	458,379
	Nihon M&A Center, Inc.	48	254,710
	Nikko Co., Ltd.	127,000	465,503
	Nippo Corp.	256,000	2,074,222
	Nippon Carbon Co., Ltd.	421,000	1,265,424
#	Nippon Conveyor Co., Ltd.	168,000	173,714
	Nippon Densetsu Kogyo Co., Ltd.	191,000	2,034,618
	Nippon Denwa Shisetu Co., Ltd.	203,000	601,070
	Nippon Filcon Co., Ltd.	70,900	347,780
	Nippon Hume Corp.	91,000	347,347
#	Nippon Jogesuido Sekkei Co., Ltd.	289	387,217
	Nippon Kanzai Co., Ltd.	43,000	745,792
	Nippon Koei Co., Ltd.	272,000	982,446
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	2,779,003
	Nippon Road Co., Ltd. (The)	20,000	60,334
	Nippon Seisen Co., Ltd.	103,000	574,252
#	Nippon Sharyo, Ltd.	260,000	1,140,885
	Nippon Shindo Co., Ltd.	8,000	13,751
	Nippon Signal Co., Ltd.	218,600	1,686,380
#	Nippon Steel Trading Co., Ltd.	294,000	829,334
	Nippon Thompson Co., Ltd.	270,000	2,231,249
#	Nippon Tungsten Co., Ltd.	80,000	247,576
	Nippon Yusoki Co., Ltd.	138,000	342,107
	Nishimatsu Construction Co., Ltd.	1,012,000	1,489,993
*	Nishishiba Electric Co., Ltd.	101,000	267,972
	Nissei Corp.	104,600	983,978
	Nissei Plastic Industrial Co., Ltd.	374,100	1,172,960
#	Nissha Printing Co., Ltd.	111,400	2,043,293
	Nissin Corp.	350,000	881,408
	Nissin Electric Co., Ltd.	175,000	1,663,311
	Nitchitsu Co., Ltd.	58,000	151,566
	Nitta Corp.	105,800	2,074,255
	Nitto Boseki Co., Ltd.	888,000	2,219,893
	Nitto Kogyo Corp.	149,000	1,762,325

14

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Nitto Kohki Co., Ltd.	67,900	$1,597,227
	Nitto Seiko Co., Ltd.	122,000	320,746
#	Nittoc Construction Co., Ltd.	316,000	465,772
	Noda Corp.	169,300	624,655
	Nomura Co., Ltd.	205,000	597,184
	Noritake Co., Ltd.	531,000	2,100,809
	Noritz Corp.	83,000	1,528,052
	NS United Kaiun Kaisha, Ltd.	470,000	945,395
#*	Oak Capital Corp.	53,135	76,705
	Obara Corp.	3,700	52,912
	Obayashi Road Corp.	106,000	260,467
	Oiles Corp.	123,842	2,455,824
*	Okamoto Machine Tool Works, Ltd.	163,000	313,158
	Okamura Corp.	286,900	1,937,081
#	Okano Valve Manufacturing Co., Ltd.	45,000	212,258
#	Oki Electric Cable Co., Ltd.	90,000	196,589
*	OKK Corp.	255,000	372,224
	OKUMA Corp.	513,000	4,889,030
	Okumura Corp.	754,400	2,757,551
	Onoken Co., Ltd.	58,900	532,367
	Organo Corp.	163,000	1,227,858
*	Original Engineering Consultants Co., Ltd.	18,500	41,868
	OSG Corp.	260,000	3,628,436
	Oyo Corp.	100,900	1,046,683
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	301,748
	Park24 Co., Ltd.	207,000	2,152,070
#	Pasco Corp.	55,000	206,666
	Pasona Group, Inc.	119	110,235
#	Penta-Ocean Construction Co., Ltd.	1,087,500	2,619,881
	Pilot Corp.	763	1,500,029
	Pronexus, Inc.	133,200	622,880
	Raito Kogyo Co., Ltd.	193,700	708,256
	Rheon Automatic Machinery Co., Ltd.	64,000	145,789
	Ryobi, Ltd.	575,200	2,589,060
*	Sailor Pen Co., Ltd.	69,000	37,732
	Sakai Heavy Industries, Ltd.	126,000	259,965
*	Sakurada Co., Ltd.	57,000	14,928
#*	Sanix, Inc.	135,300	666,192
	Sanki Engineering Co., Ltd.	245,000	1,371,970
#	Sanko Metal Industrial Co., Ltd.	118,000	600,222
*	Sankyo-Tateyama Holdings, Inc.	1,142,000	1,683,185
	Sankyu, Inc.	863,000	4,034,984
	Sanritsu Corp.	16,700	124,611
	Sanwa Holdings Corp.	822,000	2,870,658
	Sanyo Denki Co., Ltd.	210,000	1,886,330
	Sanyo Engineering & Construction, Inc.	48,000	170,883
#*	Sanyo Industries, Ltd.	77,000	149,688
#	Sasebo Heavy Industries Co., Ltd.	573,000	1,065,402
	Sato Corp.	109,300	1,398,994
	Sato Shoji Corp.	65,300	371,249
#	Sawafuji Electric Co., Ltd.	42,000	140,414
	Secom Joshinetsu Co., Ltd.	33,900	1,049,354
	Seibu Electric Industry Co., Ltd.	67,000	279,140
	Seika Corp.	285,000	746,001
#*	Seikitokyu Kogyo Co., Ltd.	307,000	245,652
	Seino Holdings Co., Ltd.	315,000	2,265,700
	Sekisui Jushi Co., Ltd.	142,000	1,450,024
#	Senko Co., Ltd.	384,000	1,305,917
	Senshu Electric Co., Ltd.	37,300	562,093
	Shibusawa Warehouse Co., Ltd.	231,000	748,445
	Shibuya Kogyo Co., Ltd.	80,100	867,840

15

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Shima Seiki Manufacturing Co., Ltd.	100,200	$2,595,768
	Shin Nippon Air Technologies Co., Ltd.	78,680	407,955
	Shin-Keisei Electric Railway Co., Ltd.	174,000	753,062
#	Shin-Kobe Electric Machinery Co., Ltd.	102,000	1,628,661
	Shinmaywa Industries, Ltd.	418,000	1,594,212
#	Shinnihon Corp.	194,800	607,543
	Shinsho Corp.	202,000	486,999
#	Sho-Bond Corp.	100,600	2,426,860
#	Shoko Co., Ltd.	316,000	461,055
	Showa Aircraft Industry Co., Ltd.	112,000	913,619
#	Sinfonia Technology Co., Ltd.	496,000	1,651,569
	Sintokogio, Ltd.	201,000	2,063,560
	Soda Nikka Co., Ltd.	67,000	274,434
	Sohgo Security Services Co., Ltd.	241,900	2,719,186
	Sotetsu Holdings, Inc.	489,000	1,337,694
	Space Co., Ltd.	73,420	487,953
	Subaru Enterprise Co., Ltd.	59,000	178,858
	Sugimoto & Co., Ltd.	34,100	321,071
	Sumikin Bussan Corp.	24,000	58,377
	Sumitomo Densetsu Co., Ltd.	98,100	573,255
#*	Sumitomo Mitsui Construction Co., Ltd.	294,300	253,581
#	Sumitomo Precision Products Co., Ltd.	156,000	1,161,000
	Sumitomo Warehouse Co., Ltd.	514,000	2,329,144
	Suzuki Metal Industry Co., Ltd.	71,000	163,613
*	SWCC Showa Holdings Co., Ltd.	889,000	1,134,120
	Tadano, Ltd.	395,579	2,396,519
	Taihei Dengyo Kaisha, Ltd.	146,000	1,100,703
	Taihei Kogyo Co., Ltd.	256,000	1,116,569
#	Taiheiyo Kouhatsu, Inc.	95,000	92,534
	Taikisha, Ltd.	131,000	2,600,303
	Takada Kiko Co., Ltd.	272,000	658,194
	Takano Co., Ltd.	51,100	309,068
#	Takaoka Electric Manufacturing Co., Ltd.	262,000	830,347
#	Takara Printing Co., Ltd.	38,055	288,541
	Takara Standard Co., Ltd.	501,000	3,840,935
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,276,957
#	Takashima & Co., Ltd.	137,000	461,416
	Takigami Steel Construction Co., Ltd.	50,000	149,426
	Takisawa Machine Tool Co., Ltd.	191,000	279,724
#*	Takuma Co., Ltd.	316,000	1,604,388
#	Tanseisha Co., Ltd.	74,000	252,927
#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	1,113,858
	TECHNO ASSOCIE Co., Ltd.	58,400	498,062
	Techno Ryowa, Ltd.	71,390	393,809
	Teikoku Electric Manufacturing Co., Ltd.	31,800	685,978
	Tekken Corp.	521,000	734,353
#	Temp Holdings Co., Ltd.	44,600	411,912
	Teraoka Seisakusho Co., Ltd.	53,600	250,612
	TOA Corp.	780,000	1,439,269
#	TOA ROAD Corp.	155,000	340,336
#*	Tobishima Corp.	1,548,500	522,356
	Tocalo Co., Ltd.	54,700	1,351,390
	Toda Corp.	835,000	3,035,420
	Toenec Corp.	212,000	1,116,175
#*	TOKAI Holdings Corp.	214,000	1,055,313
	Tokai Lease Co., Ltd.	86,000	170,057
#	Toko Electric Corp.	76,000	329,016
	Tokyo Energy & Systems, Inc.	126,000	715,255
	TOKYO KEIKI, Inc.	265,000	380,162
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	262,180
	Tokyo Sangyo Co., Ltd.	78,000	241,843

16

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Tokyu Community Corp.	32,600	$1,025,776
	Tokyu Construction Co., Ltd.	14,950	39,117
	Toli Corp.	207,000	451,064
#	Tomoe Corp.	115,500	460,630
	Tonami Holdings Co., Ltd.	331,000	647,128
	Toppan Forms Co., Ltd.	191,200	1,521,825
#	Torishima Pump Manufacturing Co., Ltd.	84,800	1,361,126
	Toshiba Machine Co., Ltd.	440,000	2,404,315
	Toshiba Plant Kensetsu Co., Ltd.	191,450	2,263,050
	Tosho Printing Co., Ltd.	243,000	438,619
	Totetsu Kogyo Co., Ltd.	122,000	1,167,989
#*	Totoku Electric Co., Ltd.	61,000	80,746
#	Toyo Construction Co., Ltd.	60,000	66,689
	Toyo Electric Manufacturing Co., Ltd.	158,000	756,652
	Toyo Engineering Corp.	581,400	2,315,619
#	Toyo Machinery & Metal Co., Ltd.	42,400	125,501
#	Toyo Tanso Co., Ltd.	42,100	2,146,271
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	451,003
	Trinity Industrial Corp.	56,000	250,178
	Trusco Nakayama Corp.	98,900	1,936,080
	Tsubakimoto Chain Co.	584,700	3,607,412
	Tsubakimoto Kogyo Co., Ltd.	97,000	259,572
#	Tsugami Corp.	267,000	1,591,583
	Tsukishima Kikai Co., Ltd.	127,000	1,106,648
	Tsurumi Manufacturing Co., Ltd.	94,000	685,071
#	Tsuzuki Denki Co., Ltd.	75,000	744,409
	TTK Co., Ltd.	62,000	310,504
	Uchida Yoko Co., Ltd.	186,000	557,977
#	Ueki Corp.	430,000	916,158
#	Union Tool Co.	59,400	1,290,729
	Utoc Corp.	92,900	236,109
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,593,708
	Weathernews, Inc.	26,700	678,712
	Yahagi Construction Co., Ltd.	141,500	718,114
	Yamabiko Corp.	28,782	357,678
	Yamato Corp.	82,000	350,519
	Yamaura Corp.	40,500	103,393
	Yamazen Co., Ltd.	305,500	2,164,163
	Yasuda Warehouse Co., Ltd. (The)	95,800	573,693
	Yokogawa Bridge Holdings Corp.	139,400	903,523
	Yondenko Corp.	132,800	593,401
	Yuasa Trading Co., Ltd.	810,000	1,274,364
	Yuken Kogyo Co., Ltd.	156,000	432,731
	Yurtec Corp.	231,000	1,141,708
	Yusen Logistics Co., Ltd.	67,700	1,127,187
	Yushin Precision Equipment Co., Ltd.	55,934	1,180,883
Total Industrials			410,935,454

Information Technology — (9.7%)
	Ai Holdings Corp.	182,600	745,246
#	Aichi Tokei Denki Co., Ltd.	113,000	381,459
	Aiphone Co., Ltd.	70,900	1,263,684
#	Allied Telesis Holdings K.K.	470,700	520,977
	Alpha Systems, Inc.	27,300	386,695
#	Anritsu Corp.	458,000	4,008,583
#	AOI Electronic Co., Ltd.	35,200	703,476
*	Apic Yamada Corp.	31,000	87,545
	Arisawa Manufacturing Co., Ltd.	36,300	206,275
	Asahi Net, Inc.	21,000	84,884
	CAC Corp.	61,300	481,901
#	Canon Electronics, Inc.	78,500	2,144,096

17

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Capcom Co., Ltd.	199,400	$4,599,978
	Chino Corp.	151,000	413,980
	CMK Corp.	107,100	358,569
	Computer Engineering & Consulting, Ltd.	61,500	315,454
	Core Corp.	45,700	363,547
	Cresco, Ltd.	23,200	163,430
#*	CSK Corp.	448,600	1,814,081
	Cybernet Systems Co., Ltd.	85	22,310
#	Cybozu, Inc.	1,196	310,156
*	Daiko Denshi Tsushin, Ltd.	12,000	29,581
	Dainippon Screen Manufacturing Co., Ltd.	28,000	239,083
	Daito Electron Co., Ltd.	1,600	13,372
#	Daiwabo Holdings Co., Ltd.	618,000	1,263,194
	Denki Kogyo Co., Ltd.	248,000	1,091,949
	DKK TOA Corp.	31,000	119,252
	DTS Corp.	89,600	872,606
#	Dwango Co., Ltd.	409	948,065
	Eizo Nanao Corp.	76,800	1,450,225
	Elematec Corp.	3,600	52,826
*	Elna Co., Ltd.	92,000	99,712
#	Enplas Corp.	14,400	205,646
	ESPEC Corp.	79,800	582,706
#	Faith, Inc.	496	61,602
#*	FDK Corp.	431,000	667,854
#	Fuji Electronics Co., Ltd.	10,000	154,769
#	Fuji Soft, Inc.	100,600	1,474,508
*	Fujitsu Component, Ltd.	139	63,384
	Fujitsu Frontech, Ltd.	77,500	556,865
	Future Architect, Inc.	1,172	526,646
#	GMO Internet, Inc.	186,700	838,875
	Hakuto Co., Ltd.	73,700	731,265
	Hioki EE Corp.	11,700	234,225
	Hitachi Business Solution Co., Ltd.	42,500	381,707
#	Hitachi Kokusai Electric, Inc.	249,500	2,073,499
	Hochiki Corp.	97,000	495,286
	Hokuriku Electric Industry Co., Ltd.	289,000	566,157
	Horiba, Ltd.	145,650	4,721,602
	Hosiden Corp.	253,600	2,307,719
	Icom, Inc.	49,700	1,278,954
#*	Ikegami Tsushinki Co., Ltd.	174,000	142,717
	Ines Corp.	161,000	1,080,291
	I-Net Corp.	47,800	277,044
	Information Services International-Dentsu, Ltd.	76,700	472,857
#	Innotech Corp.	9,200	62,333
	Internet Initiative Japan, Inc.	485	1,881,182
*	Ishii Hyoki Co., Ltd.	23,700	270,611
	IT Holdings Corp.	347,601	3,089,417
	ITC Networks Corp.	46,400	291,321
	ITFOR, Inc.	1,900	6,653
	Iwatsu Electric Co., Ltd.	303,000	316,743
	Japan Aviation Electronics Industry, Ltd.	252,600	1,844,116
	Japan Business Computer Co., Ltd.	73,200	492,874
	Japan Cash Machine Co., Ltd.	79,315	681,233
	Japan Digital Laboratory Co., Ltd.	109,700	1,297,377
	Japan Radio Co., Ltd.	10,000	29,126
#	Jastec Co., Ltd.	61,400	364,928
	JBIS Holdings, Inc.	79,600	272,637
	JIEC Co., Ltd.	199	228,902
	Kaga Electronics Co., Ltd.	100,400	1,081,233
#	Kakaku.com, Inc.	647	4,549,603
	Kanematsu Electronics, Ltd.	83,100	863,223

18

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Kawatetsu Systems, Inc.	174	$170,710
	Koa Corp.	151,600	1,780,089
#*	Kubotek Corp.	370	163,050
	Kyoden Co., Ltd.	156,900	255,939
	Kyowa Electronic Instruments Co., Ltd.	52,000	180,730
#	Macnica, Inc.	50,100	1,141,140
#	Macromill, Inc.	48,500	501,294
	Marubun Corp.	93,300	463,076
#	Maruwa Co., Ltd.	36,500	1,579,807
	Maspro Denkoh Corp.	61,000	473,849
#	Megachips Corp.	84,800	1,372,929
*	Meisei Electric Co., Ltd.	305,000	369,180
	Melco Holdings, Inc.	47,600	1,217,692
	Mimasu Semiconductor Industry Co., Ltd.	86,881	1,026,671
	Miroku Jyoho Service Co., Ltd.	105,000	305,264
	Mitsui High-Tec, Inc.	131,600	668,845
	Mitsui Knowledge Industry Co., Ltd.	3,643	562,154
	Mitsumi Electric Co., Ltd.	278,000	2,754,753
*	Moritex Corp.	7,700	36,733
	Mutoh Holdings Co., Ltd.	160,000	341,146
#*	Nagano Japan Radio Co., Ltd.	83,000	145,890
	Nagano Keiki Co., Ltd.	1,900	17,056
	Nakayo Telecommunications, Inc.	541,000	1,225,680
	NEC Fielding, Ltd.	95,000	1,147,844
	NEC Mobiling, Ltd.	46,800	1,580,583
#	Net One Systems Co., Ltd.	1,984	3,817,022
#*	New Japan Radio Co., Ltd.	37,000	97,458
#	Nichicon Corp.	270,300	4,476,672
	Nidec Copal Electronics Corp.	33,800	226,571
#	Nidec Sankyo Corp.	191,000	1,262,846
	NIFTY Corp.	53	69,230
#	Nihon Dempa Kogyo Co., Ltd.	71,100	999,783
#*	Nihon Inter Electronics Corp.	104,700	233,822
	Nihon Unisys, Ltd.	220,375	1,319,327
*	Nippon Avionics Co., Ltd.	78,000	129,984
#	Nippon Ceramic Co., Ltd.	86,600	1,759,818
	Nippon Chemi-Con Corp.	570,000	3,583,683
	Nippon Systemware Co., Ltd.	27,900	108,474
	Nohmi Bosai, Ltd.	123,000	730,963
	NS Solutions Corp.	79,400	1,550,080
	NSD Co., Ltd.	170,300	1,432,119
#	Obic Business Consultants Co., Ltd.	20,950	1,234,965
#	Okaya Electric Industries Co., Ltd.	73,000	357,212
*	Oki Electric Industry Co., Ltd.	2,411,000	2,224,153
*	ONO Sokki Co., Ltd.	103,000	286,871
	Optex Co., Ltd.	16,900	212,835
	Origin Electric Co., Ltd.	105,000	537,257
	Osaki Electric Co., Ltd.	123,000	1,247,379
	Panasonic Electric Works Information Systems Co., Ltd.	13,500	376,132
	PCA Corp.	17,500	218,963
#*	Pixela Corp.	18,400	53,354
	Riken Keiki Co., Ltd.	77,500	688,146
	Riso Kagaku Corp.	15,600	258,857
	Roland DG Corp.	54,400	733,458
	Ryoden Trading Co., Ltd.	141,000	872,571
	Ryosan Co., Ltd.	130,800	2,792,290
	Ryoyo Electro Corp.	113,200	1,124,069
#	Sanken Electric Co., Ltd.	457,000	2,695,830
	Sanko Co., Ltd.	22,000	54,763
	Sanshin Electronics Co., Ltd.	115,500	922,476
	Satori Electric Co., Ltd.	56,380	351,472

19

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Saxa Holdings, Inc.	194,000	$333,871
#	Shibaura Mechatronics Corp.	138,000	548,646
#	Shindengen Electric Manufacturing Co., Ltd.	311,000	1,465,387
#	Shinkawa, Ltd.	68,300	553,978
#	Shinko Electric Industries Co., Ltd.	234,900	2,214,523
	Shinko Shoji Co., Ltd.	81,400	644,338
	Shizuki Electric Co., Inc.	103,000	440,271
#	Siix Corp.	79,500	1,217,377
#	Simplex Holdings, Inc.	919	382,151
#	SMK Corp.	277,000	1,214,845
	Softbank Technology Corp.	100	744
	So-net Entertainment Corp.	491	2,075,941
	Soshin Electric Co., Ltd.	2,600	17,033
	SRA Holdings, Inc.	49,700	492,095
	Star Micronics Co., Ltd.	161,500	1,913,199
#	Sumida Corp.	61,549	577,965
#	Sumisho Computer Systems Corp.	107,200	1,853,202
	Sun-Wa Technos Corp.	900	10,409
#	Sunx, Ltd.	109,000	647,830
#	Systena Corp.	1,096	975,329
	Tachibana Eletech Co., Ltd.	62,400	621,226
	Taiyo Yuden Co., Ltd.	135,000	1,757,353
#	Tamura Corp.	264,000	847,287
#*	Teac Corp.	332,000	149,379
	Tecmo Koei Holdings Co., Ltd.	150,730	1,230,896
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	329,873
	TKC, Corp.	86,800	1,981,280
#*	Toko, Inc.	325,000	812,400
	Tokyo Denpa Co., Ltd.	24,900	176,568
	Tokyo Electron Device, Ltd.	342	678,048
	Tokyo Seimitsu Co., Ltd.	158,600	3,081,286
#	Tomen Devices Corp.	2,000	48,448
	Tomen Electronics Corp.	50,600	621,429
#	Topcon Corp.	228,900	1,294,790
	Tose Co., Ltd.	22,100	145,804
	Toshiba TEC Corp.	515,000	2,248,492
	Toukei Computer Co., Ltd.	26,810	350,390
	Towa Corp.	59,500	383,552
	Toyo Corp.	116,900	1,269,664
	Trans Cosmos, Inc.	122,300	1,351,428
	Ulvac, Inc.	160,300	3,946,854
*	Uniden Corp.	131,000	536,257
#	Wacom Co., Ltd.	1,532	1,789,063
	XNET Corp.	21	32,015
	Y. A. C. Co., Ltd.	6,200	79,734
#*	Yamaichi Electronics Co., Ltd.	75,700	259,544
*	Yaskawa Information Systems Corp.	40,000	130,144
	Yokowo Co., Ltd.	69,500	409,035
#	Zuken, Inc.	94,600	672,139
Total Information Technology			166,412,402

Materials — (10.5%)
	Achilles Corp.	703,000	980,678
	Adeka Corp.	350,300	3,555,099
	Agro-Kanesho Co., Ltd.	14,000	74,793
	Aichi Steel Corp.	400,000	2,740,746
	Arakawa Chemical Industries, Ltd.	67,700	639,896
	Araya Industrial Co., Ltd.	204,000	325,563
	Aronkasei Co., Ltd.	124,000	772,064
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	956,779
	Chuetsu Pulp & Paper Co., Ltd.	415,000	697,257

20

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Chugai Mining Co., Ltd.	852,400	$297,104
	Chugoku Marine Paints, Ltd.	242,000	1,896,395
#*	Chugokukogyo Co., Ltd.	62,000	73,463
	Chuo Denki Kogyo Co., Ltd.	90,000	449,271
#*	Co-Op Chemical Co., Ltd.	159,000	216,128
#	Dai Nippon Toryo, Ltd.	518,000	626,833
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	667,437
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	406,017
	Daiken Corp.	401,000	1,256,209
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,565,697
#	Daio Paper Corp.	280,500	2,242,281
	Daiso Co., Ltd.	355,000	1,288,003
#	DC Co., Ltd.	113,900	356,940
	Dynapac Co., Ltd.	25,000	73,927
	Earth Chemical Co., Ltd.	46,900	1,629,181
	FP Corp.	61,200	3,795,326
	Fuji Seal International, Inc.	75,700	1,663,317
	Fujikura Kasei Co., Ltd.	94,500	517,691
	Fujimi, Inc.	6,100	73,172
	Fumakilla, Ltd.	85,000	398,731
#	Furukawa-Sky Aluminum Corp.	316,000	1,132,569
	Geostar Corp.	38,000	61,590
	Godo Steel, Ltd.	548,000	1,451,628
	Gun Ei Chemical Industry Co., Ltd.	275,000	755,375
	Harima Chemicals, Inc.	73,300	613,427
#	Hodogaya Chemical Co., Ltd.	265,000	1,088,107
	Hokkan Holdings, Ltd.	210,000	625,132
	Hokko Chemical Industry Co., Ltd.	90,000	274,688
	Hokuetsu Kishu Paper Co., Ltd.	578,199	3,539,051
*	Hokushin Co., Ltd.	61,400	103,861
	Honshu Chemical Industry Co., Ltd.	35,000	289,762
	Ihara Chemical Industry Co., Ltd.	155,000	548,204
#	Ise Chemical Corp.	83,000	544,541
#*	Ishihara Sangyo Kaisha, Ltd.	1,374,500	1,699,918
	Japan Carlit Co., Ltd.	59,800	334,877
	JSP Corp.	103,900	1,741,356
#	Kanto Denka Kogyo Co., Ltd.	195,000	1,423,577
	Katakura Chikkarin Co., Ltd.	43,000	116,474
	Kawakin Holdings Co., Ltd.	11,000	41,856
	Kawasaki Kasei Chemicals, Ltd.	121,000	210,875
	Koatsu Gas Kogyo Co., Ltd.	163,493	887,146
	Kohsoku Corp.	61,900	469,835
	Konishi Co., Ltd.	66,900	977,042
#	Kumiai Chemical Industry Co., Ltd.	233,000	676,408
	Kureha Corp.	573,500	2,814,289
#	Kurosaki Harima Corp.	221,000	946,487
	Kyoei Steel, Ltd.	60,800	925,064
	MEC Co., Ltd.	61,200	280,627
#	Mitsubishi Paper Mills, Ltd.	1,159,000	1,198,962
	Mitsubishi Steel Manufacturing Co., Ltd.	554,000	1,904,733
	Mory Industries, Inc.	142,000	559,197
#	Nakabayashi Co., Ltd.	181,000	490,782
*	Nakayama Steel Works, Ltd.	413,000	566,078
	Neturen Co., Ltd.	152,800	1,291,734
	Nichia Steel Works, Ltd.	175,900	440,388
	Nihon Kagaku Sangyo Co., Ltd.	78,000	572,207
#	Nihon Nohyaku Co., Ltd.	225,000	1,037,676
	Nihon Parkerizing Co., Ltd.	240,000	3,653,521
	Nihon Seiko Co., Ltd.	18,000	70,497
	Nihon Yamamura Glass Co., Ltd.	381,000	1,008,177
#	Nippon Carbide Industries Co., Inc.	201,000	491,707

21

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#	Nippon Chemical Industrial Co., Ltd.	281,000	$631,138
#	Nippon Chutetsukan K.K.	50,000	123,491
#	Nippon Chuzo K.K.	111,000	285,149
	Nippon Coke & Engineering Co., Ltd.	863,000	1,488,638
#	Nippon Concrete Industries Co., Ltd.	157,000	410,990
#	Nippon Denko Co., Ltd.	394,000	2,670,717
	Nippon Fine Chemical Co., Ltd.	85,600	547,187
#	Nippon Kasei Chemical Co., Ltd.	309,000	640,086
#*	Nippon Kinzoku Co., Ltd.	222,000	465,264
#	Nippon Koshuha Steel Co., Ltd.	366,000	503,438
	Nippon Light Metal Co., Ltd.	1,944,000	4,008,500
#*	Nippon Metal Industry Co., Ltd.	556,000	625,110
#	Nippon Paint Co., Ltd.	241,200	1,929,790
	Nippon Pigment Co., Ltd.	43,000	121,094
	Nippon Pillar Packing Co., Ltd.	83,000	659,039
	Nippon Soda Co., Ltd.	544,000	2,407,859
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,830,457
	Nippon Valqua Industries, Ltd.	328,000	965,363
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	1,067,882
	Nittetsu Mining Co., Ltd.	285,000	1,293,350
	Nitto FC Co., Ltd.	72,000	409,141
#	NOF Corp.	721,000	3,162,887
	Okabe Co., Ltd.	186,900	980,046
	Okamoto Industries, Inc.	400,000	1,513,219
	Okura Industrial Co., Ltd.	211,000	697,264
	Osaka Organic Chemical Industry, Ltd.	66,000	336,478
	Osaka Steel Co., Ltd.	77,700	1,544,927
	Pacific Metals Co., Ltd.	442,000	3,270,993
	Pack Corp. (The)	66,200	1,087,539
	Riken Technos Corp.	197,000	694,656
*	S Science Co., Ltd.	2,704,000	67,176
	S.T. Chemical Co., Ltd.	77,000	824,023
	Sakai Chemical Industry Co., Ltd.	375,000	1,694,639
	Sakata INX Corp.	196,000	917,150
	Sanyo Chemical Industries, Ltd.	305,000	2,415,260
	Sanyo Special Steel Co., Ltd.	480,300	3,050,162
	Sekisui Plastics Co., Ltd.	209,000	957,929
	Shikoku Chemicals Corp.	184,000	1,052,997
	Shinagawa Refractories Co., Ltd.	224,000	662,319
	Shin-Etsu Polymer Co., Ltd.	224,100	1,168,142
	Shinko Wire Co., Ltd.	184,000	313,465
	Somar Corp.	43,000	125,169
#	Stella Chemifa Corp.	42,600	1,508,664
	Sumitomo Bakelite Co., Ltd.	591,000	3,958,719
#*	Sumitomo Light Metal Industries, Ltd.	1,315,000	1,313,086
	Sumitomo Osaka Cement Co., Ltd.	1,521,000	4,271,847
	Sumitomo Pipe & Tube Co., Ltd.	108,100	727,361
	Sumitomo Seika Chemicals Co., Ltd.	223,000	1,240,113
	T. Hasegawa Co., Ltd.	121,300	1,888,513
#	Taiheiyo Cement Corp.	3,133,000	6,655,255
	Taisei Lamick Co., Ltd.	18,500	527,627
#	Taiyo Holdings Co., Ltd.	66,000	1,959,397
	Takasago International Corp.	356,000	1,729,151
	Takiron Co., Ltd.	213,000	772,525
	Tayca Corp.	151,000	546,239
	Tenma Corp.	87,000	871,897
#*	Titan Kogyo K.K.	59,000	353,551
#	Toagosei Co., Ltd.	941,000	4,739,674
#	Toda Kogyo Corp.	161,000	1,626,837
#	Toho Titanium Co., Ltd.	81,600	2,394,295
#	Toho Zinc Co., Ltd.	496,000	2,432,343

22

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
# Tokai Carbon Co., Ltd.	811,000	$4,533,436
Tokushu Tokai Paper Co., Ltd.	501,580	1,025,181
Tokyo Ohka Kogyo Co., Ltd.	164,600	3,545,634
# Tokyo Rope Manufacturing Co., Ltd.	558,000	2,118,020
Tomoegawa Paper Co., Ltd.	125,000	299,691
Tomoku Co., Ltd.	294,000	784,371
Topy Industries, Ltd.	781,000	2,224,924
Toyo Ink Manufacturing Co., Ltd.	624,000	3,013,109
Toyo Kohan Co., Ltd.	247,000	1,148,585
TYK Corp.	138,000	293,797
# Ube Material Industries, Ltd.	226,000	890,543
# Wood One Co., Ltd.	169,000	627,914
Yodogawa Steel Works, Ltd.	591,500	2,493,215
Yuki Gosei Kogyo Co., Ltd.	64,000	153,672
Yushiro Chemical Industry Co., Ltd.	47,100	674,234
Total Materials		181,058,966

Utilities — (0.5%)
Hokkaido Gas Co., Ltd.	210,000	681,615
Hokuriku Gas Co., Ltd.	99,000	265,732
Okinawa Electric Power Co., Ltd.	57,771	2,621,193
Saibu Gas Co., Ltd.	1,268,000	3,232,689
Shizuoka Gas Co., Ltd.	241,500	1,367,027
Total Utilities		8,168,256
TOTAL COMMON STOCKS		1,503,738,641
RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11 (Collateralized by
$230,000 FNMA 2.24%, 07/06/15, valued at $235,750) to be repurchased at $230,001	$230	230,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@ DFA Short Term Investment Fund	211,613,903	211,613,903
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11 (Collateralized
by $44,808,611 FNMA 6.500%, 10/01/39, valued at $1,854,442)## to be repurchased
at $1,818,083	$1,818	1,818,080
TOTAL SECURITIES LENDING COLLATERAL		213,431,983

TOTAL INVESTMENTS — (100.0%)
(Cost $1,770,706,511)		$1,717,400,624

23

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (81.9%)
AUSTRALIA — (49.9%)
*	ABM Resources NL	2,573,279	$102,293
#*	A-Cap Resources, Ltd.	332,583	68,301
#	Acrux, Ltd.	386,225	1,406,926
*	Adacel Technologies, Ltd.	36,784	7,442
#*	Adamus Resources, Ltd.	1,337,620	811,182
	Adelaide Brighton, Ltd.	1,927,272	6,407,994
#	Aditya Birla Minerals, Ltd.	878,000	1,446,207
*	ADX Energy, Ltd.	473,905	43,462
#*	AED Oil, Ltd.	363,401	40,925
*	African Iron, Ltd.	23,562	6,073
*	Ainsworth Game Technology, Ltd.	290,243	112,518
*	AJ Lucas Group, Ltd.	317,969	460,400
*	Alchemia, Ltd.	724,903	474,218
#	Alesco Corp., Ltd.	457,971	1,345,866
#*	Alkane Resources, Ltd.	938,520	2,183,444
#*	Alliance Resources, Ltd.	444,483	90,954
*	Allied Gold Mining P.L.C.	17,048	54,121
*	Allied Medical, Ltd.	11,745	—
*	Altium, Ltd.	20,000	1,804
#*	Altona Mining, Ltd.	895,774	270,785
*	Amadeus Energy, Ltd.	819,137	193,710
	Amalgamated Holdings, Ltd.	462,247	2,876,998
	Amcom Telecommunications, Ltd.	1,315,204	522,085
#*	Ampella Mining, Ltd.	132,845	265,838
	Ansell, Ltd.	503,479	7,655,505
#*	Antares Energy, Ltd.	934,515	466,170
	AP Eagers, Ltd.	43,887	481,063
#	APA Group, Ltd. (6247306)	1,773,977	7,751,818
*	APA Group, Ltd. (62473RR)	250,412	1,093,115
#*	Apex Minerals NL	3,458,027	26,059
#	APN News & Media, Ltd.	1,692,343	2,391,029
#*	Arafura Resources, Ltd.	1,093,749	863,362
	ARB Corp., Ltd.	339,077	2,755,024
	Ariadne Australia, Ltd.	267,324	87,436
#	Aristocrat Leisure, Ltd.	1,592,011	4,149,969
*	Arturus Capital, Ltd.	26,265	365
#	ASG Group, Ltd.	330,724	352,204
#*	Aspire Mining, Ltd.	783,795	481,023
*	Astron, Ltd.	87,221	283,544
#*	Atlantic, Ltd.	238,482	471,117
*	Atlas Iron, Ltd.	1,702,361	6,861,093
*	Aurora Oil & Gas, Ltd.	1,265,748	4,777,394
	Ausdrill, Ltd.	1,006,775	3,592,619
#*	Ausenco, Ltd.	168,052	516,001
*	Ausgold, Ltd.	18,191	29,878
#	Austal, Ltd.	581,980	1,737,869
*	Austar United Communications, Ltd.	2,887,442	4,163,715
#	Austbrokers Holdings, Ltd.	86,074	587,565
#	Austin Engineering, Ltd.	155,526	809,046
*	Austpac Resources NL	2,524,951	116,572
#*	Australian Agricultural Co., Ltd.	921,392	1,371,026
#	Australian Infrastructure Fund NL	3,159,690	6,530,494
#	Australian Pharmaceutical Industries, Ltd.	7,363,195	2,214,384
*	Australian Worldwide Exploration, Ltd.	1,952,017	2,677,474
*	Autodom, Ltd.	170,874	3,665
	Automotive Holdings Group NL	540,730	1,292,350
*	Autron Corporation, Ltd.	989,247	13,793
#	AVJennings, Ltd.	5,350,378	2,706,462

24

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Azumah Resources, Ltd.	737,953	$428,793
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	474,567	951,185
#	Bank of Queensland, Ltd.	384,027	3,376,743
#*	Bannerman Resources, Ltd.	332,217	95,341
#*	BC Iron, Ltd.	243,697	798,612
	Beach Petroleum, Ltd.	4,257,412	4,204,187
#*	Beadell Resources, Ltd. (B243L72)	1,486,482	1,360,244
*	Beadell Resources, Ltd. (N243LRR)	14,033	12,793
	Bendigo Mining, Ltd.	92,075	10,387
#*	Berkeley Resources, Ltd.	434,006	193,949
	Beyond International, Ltd.	61,256	41,391
#	Billabong International, Ltd.	600,477	3,890,844
*	Bionomics, Ltd.	75,446	45,100
*	Biota Holdings, Ltd.	969,579	996,695
*	Bisalloy Steel Group, Ltd.	469,001	57,678
#	Blackmores, Ltd.	76,842	2,202,879
#*	BMA Gold, Ltd.	1,829,221	960,296
	Boart Longyear Group	1,792,094	7,669,200
*	Boom Logistics, Ltd.	51,533	16,604
*	Boulder Steel, Ltd.	1,667,795	135,109
#*	Bow Energy, Ltd.	928,159	904,131
#	Bradken, Ltd.	634,599	5,433,579
	Breville Group, Ltd.	598,466	2,117,151
	Brickworks, Ltd.	132,797	1,456,077
*	Brockman Resources, Ltd.	653,924	2,043,316
	BSA, Ltd.	642,847	134,832
	BT Investment Management, Ltd.	164,152	440,198
#	Cabcharge Australia, Ltd.	475,454	2,632,919
	Calliden Group, Ltd.	633,393	142,639
	Campbell Brothers, Ltd.	279,982	13,788,640
#*	Cape Lambert Iron Ore, Ltd.	125,010	59,996
*	Cape Range Wireless, Ltd.	7,260	—
#*	Capral, Ltd.	58,499	16,679
#	Cardno, Ltd.	316,614	1,828,547
#*	Carnarvon Petroleum, Ltd.	3,885,525	732,328
*	Carnegie Wave Energy, Ltd.	1,008,948	82,345
#	carsales.com.au, Ltd.	300,669	1,519,653
	Cash Converters International, Ltd.	1,180,931	920,976
#*	Catalpa Resources, Ltd.	503,283	736,012
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	107,656	462,710
	Cellestis, Ltd.	379,722	1,297,010
	Cellnet Group, Ltd.	551,924	219,703
*	Centaurus Metals, Ltd.	1,148,463	100,334
*	Central Petroleum, Ltd.	691,040	38,532
#	Centrebet International, Ltd.	81,336	173,979
*	Centrex Metals, Ltd.	51,889	17,911
#*	Ceramic Fuel Cells, Ltd.	2,622,070	338,121
*	CGA Mining, Ltd.	9,176	27,985
#*	Chalice Gold Mines, Ltd.	310,980	110,374
#	Challenger Financial Services Group, Ltd.	1,750,037	9,219,424
	Chandler Macleod Group, Ltd.	338,118	154,341
*	Chemeq, Ltd.	166,742	—
*	ChemGenex Pharmaceuticals, Ltd.	115,291	3,091
*	Chesser Resources, Ltd.	107,702	62,672
*	Citigold Corp., Ltd.	3,765,806	300,058
#	Clarius Group, Ltd.	1,055,873	659,404
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	210,360
#	Clough, Ltd.	1,527,345	1,163,006
	Clover Corp., Ltd.	269,348	82,282

25

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	CO2 Group, Ltd.	844,559	$167,643
#*	Coal of Africa, Ltd.	589,980	687,637
#*	Coalspur Mines, Ltd.	1,239,823	2,611,594
#*	Cockatoo Coal, Ltd.	2,934,390	1,169,499
	Codan, Ltd.	156,399	201,613
	Coffey International, Ltd.	587,435	374,570
	Collection House, Ltd.	1,734,764	1,210,971
*	Comet Ridge, Ltd.	65,567	7,382
#	ConnectEast Group, Ltd.	15,054,714	7,440,408
#*	Conquest Mining, Ltd.	1,347,363	600,484
#	Consolidated Media Holdings, Ltd.	1,276,820	3,578,554
*	Continental Coal, Ltd.	4,619,452	189,942
#*	Cooper Energy, Ltd.	336,842	130,238
#	Count Financial, Ltd.	858,791	912,006
	Coventry Group, Ltd.	144,778	359,230
	Credit Corp. Group, Ltd.	77,435	395,266
*	Crescent Gold, Ltd.	1,874,760	112,244
#*	Crusader Resources, Ltd.	77,898	98,610
#	CSG, Ltd.	674,612	723,774
*	CSR, Ltd.	1,769,153	5,526,703
#*	CuDeco, Ltd.	399,317	1,378,131
#*	Cue Energy Resources, Ltd.	1,225,966	349,197
#	Customers, Ltd.	477,130	383,996
	Data#3, Ltd.	12,186	173,143
#	David Jones, Ltd.	1,447,885	6,322,464
*	Decmil Group, Ltd.	239,116	710,200
*	Deep Yellow, Ltd.	772,731	124,917
	Devine, Ltd.	1,989,993	535,607
#*	Discovery Metals, Ltd.	1,249,162	1,622,816
	Domino’s Pizza Enterprises, Ltd.	802	5,204
#	Downer EDI, Ltd.	1,296,738	5,181,592
#*	Dragon Mining, Ltd.	168,012	217,497
#*	Drillsearch Energy, Ltd.	141,724	60,103
#	DUET Group, Ltd.	3,697,647	6,753,564
#	DuluxGroup, Ltd.	884,531	2,675,223
#	DWS Advanced Business Solutions, Ltd.	220,183	312,077
#*	Dyesol, Ltd.	346,813	179,044
#*	Eastern Star Gas, Ltd.	3,259,013	2,127,884
#*	Elders, Ltd.	1,380,363	550,848
#*	Elemental Minerals, Ltd.	272,967	496,639
*	Ellect Holdings, Ltd.	482	—
*	Ellex Medical Lasers, Ltd.	164,826	31,903
	Emeco Holdings, Ltd.	2,143,907	2,611,954
#*	Energy Resources of Australia, Ltd.	235,349	1,039,353
#*	Energy World Corp., Ltd.	3,906,481	2,107,548
*	Engenco, Ltd.	228,803	25,813
#	Envestra, Ltd.	4,919,130	3,647,425
#*	Equatorial Resources, Ltd.	131,899	332,473
#	Euroz, Ltd.	39,149	67,992
*	Exco Resources, Ltd.	317,631	223,424
#*	Extract Resources, Ltd.	270,395	2,296,328
	Fantastic Holdings, Ltd.	355,613	759,795
*	FAR, Ltd.	2,364,313	292,146
•#*	Ferraus, Ltd.	193,884	187,653
	Finbar Group, Ltd.	54,550	57,572
*	Finders Resources, Ltd.	7,442	3,445
#	FKP Property Group, Ltd.	2,519,339	1,899,865
#	Fleetwood Corp., Ltd.	274,086	3,338,073
#	FlexiGroup, Ltd.	597,372	1,327,261
#	Flight Centre, Ltd.	192,954	4,495,437
#*	Flinders Mines, Ltd.	6,909,293	894,858

26

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Focus Minerals, Ltd.	10,919,799	$822,655
*	Forest Enterprises Australia, Ltd.	2,849,173	137,514
#	Forge Group, Ltd.	236,028	1,388,433
*	Forte Energy NL	1,036,232	63,583
*	FTD Corp., Ltd.	13,576	—
	G8 Education, Ltd.	11,837	10,679
#*	Galaxy Resources, Ltd.	678,828	547,033
#	Gazal Corp., Ltd.	104,542	224,631
#*	Geodynamics, Ltd.	1,015,653	224,037
#*	Gindalbie Metals, Ltd.	1,950,192	1,758,355
*	Gloucester Coal, Ltd.	143,260	1,307,439
#*	Golden Rim Resources, Ltd.	722,577	120,443
	Goodman Fielder, Ltd.	5,856,026	6,670,943
#	Graincorp, Ltd. Series A	693,457	6,198,042
*	Grange Resources, Ltd.	1,234,843	699,492
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	544,539
#*	Gryphon Minerals, Ltd.	804,034	1,567,437
	GUD Holdings, Ltd.	412,693	4,034,039
*	Gujarat NRE Coking Coal, Ltd.	87,347	40,402
#*	Gunns, Ltd.	2,872,620	837,983
	GWA Group, Ltd.	1,019,230	3,019,068
#	Hastie Group, Ltd.	810,423	121,918
*	Havilah Resources NL	258,836	195,154
#*	HFA Holdings, Ltd.	217,009	287,379
	HGL, Ltd.	102,586	133,891
*	Highlands Pacific, Ltd.	2,651,500	684,411
#*	Hillgrove Resources, Ltd.	728,169	199,995
#	Hills Holdings, Ltd.	986,165	1,266,066
#*	Horizon Oil, Ltd.	3,490,047	1,258,103
*	Hutchison Telecommunications Australia, Ltd.	7,846,533	573,543
#*	Icon Energy, Ltd.	842,442	122,073
#	iiNet, Ltd.	408,433	1,146,530
	Iluka Resources, Ltd.	573,137	10,367,568
	Imdex, Ltd.	812,684	1,879,207
	IMF Australia, Ltd.	314,016	520,878
#*	IMX Resources, Ltd.	594,082	268,737
#	Independence Group NL	892,724	5,422,661
#*	Indo Mines, Ltd.	81,968	50,486
#*	Indophil Resources NL	3,102,057	1,254,701
#	Industrea, Ltd.	1,420,051	2,064,761
*	Industrial Minerals Corp., Ltd. (B1CK3F0)	8,723	2,435
*	Industrial Minerals Corp., Ltd. (B3WK3K9)	1,090	70
#	Infigen Energy, Ltd.	1,556,089	584,740
	Infomedia, Ltd.	1,458,074	337,234
*	Innamincka Petroleum, Ltd.	229,729	33,352
#*	Integra Mining, Ltd.	3,188,345	1,508,014
	Integrated Research, Ltd.	261,513	77,231
#*	Intrepid Mines, Ltd.	1,794,707	2,744,969
#	Invocare, Ltd.	561,603	4,640,556
#	IOOF Holdings, Ltd.	989,055	7,030,230
	Iress Market Technology, Ltd.	394,340	3,824,675
#*	Iron Ore Holdings, Ltd.	336,216	470,346
#*	iSOFT Group, Ltd.	2,688,547	462,168
#*	Ivanhoe Australia, Ltd.	283,453	732,590
*	Ixla, Ltd.	89,921	—
#	JB Hi-Fi, Ltd.	407,557	7,487,000
#*	Jupiter Mines, Ltd.	278,834	133,880
	K&S Corp., Ltd.	201,990	305,697
*	Kagara, Ltd.	1,731,649	1,067,771
#*	Kangaroo Resources, Ltd.	1,830,038	362,840

27

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
*	Karoon Gas Australia, Ltd.	667,086	$3,760,515
#*	Kasbah Resources, Ltd.	398,917	98,624
#*	Kimberley Metals, Ltd.	204,110	65,755
*	Kimberley Rare Earths, Ltd.	20,847	3,354
#*	Kings Minerals NL	1,961,035	485,918
#	Kingsgate Consolidated, Ltd.	557,653	4,800,140
#*	Kingsrose Mining, Ltd.	405,371	578,786
*	Lednium, Ltd.	195,019	16,733
	Lemarne Corp., Ltd.	25,882	106,799
	Linc Energy, Ltd.	1,190,192	3,688,330
#*	Liquefied Natural Gas, Ltd.	577,343	217,977
	Lycopodium, Ltd.	56,126	346,543
#*	Lynas Corp., Ltd.	603,861	1,450,779
	M2 Telecommunications Group, Ltd.	162,571	572,750
	MacMahon Holdings, Ltd.	3,174,294	1,915,990
	Macquarie Telecom Group, Ltd.	35,019	383,600
#*	Magma Metals, Ltd.	240,771	60,776
*	Manhattan Corp., Ltd.	7,972	3,088
#*	Marengo Mining, Ltd.	960,832	268,176
#	Matrix Composites & Engineering, Ltd.	113,672	882,273
	MaxiTRANS Industries, Ltd.	942,578	237,549
#	Mayne Pharma Group, Ltd.	205,191	114,707
*	McGuigan Simeon Wines, Ltd.	2,238,544	674,992
#	McMillan Shakespeare, Ltd.	228,148	2,348,667
#	McPherson’s, Ltd.	303,441	987,942
#	Medusa Mining, Ltd.	435,037	3,077,517
#	Melbourne IT, Ltd.	418,496	773,290
#*	MEO Australia, Ltd.	681,039	131,947
#	Mermaid Marine Australia, Ltd.	891,753	3,063,328
#*	Mesoblast, Ltd.	232,262	2,163,686
#*	Metals X, Ltd.	131,887	36,217
#*	Metgasco, Ltd.	602,575	153,048
#*	Metminco, Ltd.	1,692,595	502,778
#*	MHM Metals, Ltd.	148,568	160,554
*	Mikoh Corp., Ltd.	813,548	19,353
	Minara Resources, Ltd.	1,316,380	1,056,114
#	Mincor Resources NL	990,706	966,534
#*	Mineral Deposits, Ltd. (6637479)	84,757	515,884
*	Mineral Deposits, Ltd. (B44Y5V1)	14,332	87,312
*	Mineral Deposits, Ltd. (B4P3Q36)	21,189	129,085
	Mineral Resources, Ltd.	419,678	5,195,893
#*	Mirabela Nickel, Ltd.	1,199,419	2,267,378
#*	Molopo Energy, Ltd.	1,186,993	971,004
#*	Moly Mines, Ltd.	25,253	20,251
#	Monadelphous Group, Ltd.	318,887	6,313,232
*	Morning Star Gold NL	305,574	81,809
	Mortgage Choice, Ltd.	631,109	839,894
#*	Mount Gibson Iron, Ltd.	2,962,399	5,890,618
	MSF Sugar, Ltd.	46,181	173,047
#*	Murchison Metals, Ltd.	1,229,022	1,008,411
#	Myer Holdings, Ltd.	2,221,367	6,305,969
*	Namoi Cotton Cooperative, Ltd.	196,490	76,161
#*	Nanosonics, Ltd.	217,618	178,991
	National Can Industries, Ltd.	97,017	106,136
#*	Navigator Resources, Ltd.	416,952	12,522
#	Navitas, Ltd.	1,157,537	5,025,721
*	New Guinea Energy, Ltd.	93,156	11,521
*	Newland Resources, Ltd.	1,958,775	191,801
*	Nexbis, Ltd.	580,630	54,611
*	Nexus Energy, Ltd.	4,103,613	1,458,913
	NIB Holdings, Ltd.	432,168	670,466

28

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Nido Petroleum, Ltd.	6,093,154	$314,022
#*	Noble Mineral Resources, Ltd.	769,052	481,767
*	Norfolk Group, Ltd.	289,535	361,880
*	North Australian Diamonds, Ltd.	16,663	5,001
#*	Northern Iron, Ltd.	371,373	704,936
*	Northern Star Resources, Ltd.	493,483	243,275
*	Norton Gold Fields, Ltd.	276,468	41,411
*	Novogen, Ltd.	56,500	11,567
	NRW Holdings, Ltd.	650,440	1,954,391
#*	Nucoal Resources NL	429,538	150,373
*	Nufarm, Ltd.	611,753	2,961,110
	Oakton, Ltd.	378,695	850,507
#*	Oilex, Ltd.	207,411	73,869
*	Orbital Corp., Ltd.	49,264	13,206
#*	Orocobre, Ltd.	257,530	573,195
#	OrotonGroup, Ltd.	83,501	690,937
*	Otto Energy, Ltd.	1,486,012	140,777
	Pacific Brands, Ltd.	4,412,120	3,304,575
#*	Pacific Niugini, Ltd.	200,616	84,322
#*	Pan Pacific Petroleum NL	1,094,343	164,715
#*	PanAust, Ltd.	1,751,439	7,130,137
	Panoramic Resources, Ltd.	943,159	1,780,572
*	Paperlinx, Ltd.	2,771,649	477,595
	Patties Foods, Ltd.	22,996	42,240
#	Peet, Ltd.	1,096,798	1,723,430
*	Peninsula Energy, Ltd.	4,991,885	398,709
*	Perilya, Ltd.	891,134	610,567
#	Perpetual Trustees Australia, Ltd.	159,965	4,286,916
#*	Perseus Mining, Ltd.	1,605,654	4,513,701
#*	Pharmaxis, Ltd.	764,024	689,863
*	Photon Group, Ltd.	240,874	10,355
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,251,560	525,985
#*	Pluton Resources, Ltd.	538,056	162,293
	PMP, Ltd.	1,793,594	1,186,236
*	Poseidon Nickel, Ltd.	452,002	82,478
#	Premier Investments, Ltd.	217,219	1,420,365
#*	Prima Biomed, Ltd.	1,995,895	623,943
#	Primary Health Care, Ltd.	1,835,694	6,772,769
#	Prime Media Group, Ltd.	1,001,480	736,811
#*	PrimeAg Australia, Ltd.	36,343	49,965
	Programmed Maintenance Service, Ltd.	549,269	1,302,747
*	QRxPharma, Ltd.	68,007	122,008
*	Quickstep Holdings, Ltd.	462,355	127,086
#	Ramelius Resources, Ltd.	959,974	1,320,731
	RCR Tomlinson, Ltd.	1,056,974	1,853,404
#	REA Group, Ltd.	208,861	2,667,340
#	Reckon, Ltd.	181,033	443,352
*	Red 5, Ltd.	42,302	5,227
#*	Red Fork Energy, Ltd.	105,157	42,501
	Redflex Holdings, Ltd.	377,855	711,996
#	Reece Australia, Ltd.	238,457	5,305,538
#*	Reed Resources, Ltd.	525,727	286,071
#*	Regis Resources, Ltd.	1,195,060	3,182,804
#	Reject Shop, Ltd. (The)	117,972	1,478,559
#*	Resolute Mining, Ltd.	1,711,616	2,150,262
#*	Resource & Investment NL	283,117	393,298
*	Resource Generation, Ltd.	312,705	252,211
#	Retail Food Group, Ltd.	42,730	110,714
#*	Rex Minerals, Ltd.	388,234	965,354
#*	Rialto Energy, Ltd.	1,264,038	601,431

29

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
#	Ridley Corp., Ltd.	1,283,068	$1,694,218
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	119,984	195,639
#*	Roc Oil Co., Ltd.	1,932,071	665,620
	Rock Building Society, Ltd.	31,054	73,351
	Runge, Ltd.	30,702	12,053
#	Ruralco Holdings, Ltd.	88,146	303,048
#	SAI Global, Ltd.	1,045,821	5,328,932
*	Salinas Energy, Ltd.	653,583	277,908
#	Salmat, Ltd.	664,807	2,638,057
#*	Samson Oil & Gas, Ltd.	3,495,836	523,176
#*	Sandfire Resources NL	394,850	3,005,390
#*	Saracen Mineral Holdings, Ltd.	1,420,962	815,245
	Schaffer Corp., Ltd.	33,766	118,075
	SDI, Ltd.	169,883	32,159
#	Sedgman, Ltd.	313,077	623,773
	Seek, Ltd.	666,916	4,625,518
#	Select Harvests, Ltd.	286,663	566,362
#*	Senex Energy, Ltd.	1,005,640	389,102
#	Servcorp, Ltd.	301,327	922,318
*	Service Stream, Ltd.	1,432,710	754,027
	Seven Group Holdings, Ltd.	712,694	7,397,321
#	Seven West Media, Ltd.	1,216,239	5,292,089
#	Sigma Pharmaceuticals, Ltd.	4,862,235	2,775,333
#*	Sihayo Gold, Ltd.	499,899	72,703
*	Silex System, Ltd.	532,291	1,670,244
#*	Silver Lake Resources, Ltd.	569,211	1,221,604
	Sirtex Medical, Ltd.	218,046	1,148,298
#*	Skilled Group, Ltd.	485,248	1,165,693
#	Slater & Gordon, Ltd.	15,120	37,346
#	SMS Management & Technology, Ltd.	347,409	2,354,706
	Southern Cross Electrical Engineering, Ltd.	16,785	15,193
#	Southern Cross Media Group, Ltd.	2,546,520	4,262,036
	SP Ausnet, Ltd.	892,356	905,094
#	SP Telemedia, Ltd.	1,494,571	2,705,513
	Spark Infrastructure Group, Ltd.	4,783,165	6,644,714
#	Specialty Fashion Group, Ltd.	809,557	765,698
	Spotless Group, Ltd.	1,196,861	3,007,199
#*	St. Barbara, Ltd.	1,636,736	3,438,563
#*	Starpharma Holdings, Ltd.	652,875	1,055,148
*	Straits Resources, Ltd.	878,069	751,108
	Structural Systems, Ltd.	138,772	102,949
	STW Communications Group, Ltd.	834,601	919,282
#*	Sundance Energy Australia, Ltd.	670,374	599,650
*	Sundance Resources, Ltd.	8,756,539	3,220,733
*	Sunland Group, Ltd.	741,191	489,709
	Super Retail Group, Ltd.	836,106	6,266,848
#*	Swick Mining Services, Ltd.	71,883	30,971
	Symex Holdings, Ltd.	492,668	211,766
#	Talent2 International, Ltd.	472,312	753,889
#*	Talisman Mining, Ltd.	189,806	126,284
#*	Tanami Gold NL	409,035	392,320
*	Tap Oil, Ltd.	1,465,268	1,307,380
	Tassal Group, Ltd.	626,912	947,365
#	Technology One, Ltd.	1,322,653	1,448,939
	Ten Network Holdings, Ltd.	3,492,166	3,987,509
#*	Terramin Australia, Ltd.	155,209	44,240
#*	Texon Petroleum, Ltd.	515,843	336,006
#	TFS Corp., Ltd.	1,323,074	1,259,257
*	Thakral Holdings Group, Ltd.	2,559,697	1,481,907
#	ThinkSmart, Ltd.	47,875	35,781
30

The Asia Pacific Small Company Series

continued

		Shares	Value††
AUSTRALIA — (Continued)
	Thorn Group, Ltd.	356,694	$726,756
#*	Thundelarra Exploration, Ltd.	260,965	82,582
#*	Tiger Resources, Ltd.	1,751,101	846,491
*	TNG, Ltd.	207,823	15,865
*	Toro Energy, Ltd.	70,156	5,287
#	Tox Free Solutions, Ltd.	355,104	809,645
	Transfield Services, Ltd.	1,784,320	6,433,194
#*	Transpacific Industries Group, Ltd.	2,759,327	2,431,759
#*	Troy Resources NL	346,695	1,296,542
#	Trust Co., Ltd. (The)	82,756	489,627
#	UGL, Ltd.	332,576	4,970,149
#*	UXC, Ltd.	1,169,545	721,420
#*	Venture Minerals, Ltd.	417,413	155,280
*	Venturex Resources, Ltd.	42,171	4,169
*	View Resources, Ltd.	64,168	964
	Village Roadshow, Ltd.	855,994	3,746,186
#*	Virgin Blue Holdings, Ltd.	7,283,414	2,196,744
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	5,883
#	Watpac, Ltd.	683,114	1,020,224
	WDS, Ltd.	375,342	303,356
*	Webfirm Group, Ltd.	124,813	12,096
#	Webjet, Ltd.	356,064	763,699
*	Webster, Ltd.	144,737	56,916
#	Western Areas NL	558,671	3,556,431
*	Westgold Resources, Ltd.	42,135	9,956
#*	White Energy Co., Ltd.	643,913	1,266,548
	WHK Group, Ltd.	1,202,433	1,188,466
#	Wide Bay Australia, Ltd.	78,297	714,685
#*	WildHorse Energy, Ltd.	212,714	65,279
*	Willmott Forests, Ltd.	17,224	—
#*	Windimurra Vanadium, Ltd.	537,429	97,991
#	Wotif.com Holdings, Ltd.	505,776	2,553,652
#*	WPG Resources, Ltd.	470,698	408,320
TOTAL AUSTRALIA			612,326,213

HONG KONG — (17.7%)
*	ABC Communications Holdings, Ltd.	726,000	38,395
	Aeon Credit Service (Asia) Co., Ltd.	580,000	469,550
	Aeon Stores Hong Kong Co., Ltd.	234,000	502,160
	Alco Holdings, Ltd.	1,426,000	613,498
	Allan International Holdings, Ltd.	720,000	284,854
	Allied Group, Ltd.	683,200	2,239,901
	Allied Overseas, Ltd.	50,000	24,806
	Allied Properties, Ltd. (6716378)	12,297,857	2,407,419
*	Allied Properties, Ltd. (B43J9B5)	2,459,571	64,479
*	Amax Holdings, Ltd.	9,312,000	141,205
*	Apac Resources, Ltd.	12,600,000	658,078
*	APT Satellite Holdings, Ltd.	1,275,000	290,766
#*	Artel Solutions Group Holdings, Ltd.	7,885,000	179,948
*	Artini China Co., Ltd.	2,530,000	97,908
	Arts Optical International Holdings, Ltd.	730,000	310,009
	Asia Financial Holdings, Ltd.	2,474,908	1,059,696
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	2,226,629
	Asia Standard Hotel Group, Ltd.	11,897,218	1,301,448
	Asia Standard International Group, Ltd.	13,365,185	3,081,825
*	Asia TeleMedia, Ltd.	2,832,000	36,393
*	Associated International Hotels, Ltd.	980,000	2,204,872
	Aupu Group Holding Co., Ltd.	2,504,000	290,468
	Automated Systems Holdings, Ltd.	394,000	64,003
	Bauhaus International Holdings, Ltd.	662,000	324,457
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,054

31

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
*	Bio-Dynamic Group, Ltd.	2,544,000	$324,323
*	Birmingham International Holdings, Ltd.	6,502,000	127,004
#	Bonjour Holdings, Ltd.	4,356,000	724,739
	Bossini International Holdings, Ltd.	3,871,500	439,340
#*	Burwill Holdings, Ltd.	8,300,960	326,364
#	Cafe de Coral Holdings, Ltd.	1,172,000	2,859,777
*	Capital Estate, Ltd.	5,151,000	192,133
	Celestial Asia Securities Holdings, Ltd.	7,455,720	217,897
	Century City International Holdings, Ltd.	6,419,460	471,324
*	Century Sunshine Group Holdings, Ltd.	3,655,000	116,666
	Champion Technology Holdings, Ltd.	14,734,387	288,425
	Chen Hsong Holdings, Ltd.	898,000	461,623
	Cheuk Nang Holdings, Ltd.	379,041	206,595
	Chevalier International Holdings, Ltd.	737,482	938,236
	Chevalier Pacific Holdings, Ltd.	5,497,500	211,940
	Chigo Holding, Ltd.	722,000	64,206
*	China Best Group Holding, Ltd.	3,721,400	73,451
*	China Boon Holdings, Ltd.	5,860,000	219,077
*	China Digicontent Co., Ltd.	2,710,000	3,483
*	China Digital Licensing Group, Ltd.	2,190,000	92,911
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	283,267
#*	China Energy Development Holdings, Ltd.	21,966,000	501,181
*	China Flavors & Fragrances Co., Ltd.	144,979	32,618
*	China Gamma Group, Ltd.	4,950,000	152,433
*	China Infrastructure Investment, Ltd.	8,680,000	269,101
*	China Investments Holdings, Ltd.	149,000	3,822
*	China Mandarin Holdings, Ltd.	5,012,400	186,884
	China Metal International Holdings, Ltd.	2,582,000	732,413
*	China Motion Telecom International, Ltd.	5,080,000	65,572
	China Motor Bus Co., Ltd.	50,000	462,947
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	85,925
*	China Oriental Culture Group, Ltd.	3,600,000	246,753
	China Overseas Grand Oceans Group, Ltd.	2,000	2,614
*	China Pipe Group, Ltd.	100,000	504
*	China Properties Investment Holdings, Ltd.	38,000	191
#*	China Public Procurement, Ltd.	5,352,000	467,682
*	China Renji Medical Group, Ltd.	12,784,000	98,570
*	China Solar Energy Holdings, Ltd.	19,690,000	233,277
*	China Strategic Holdings, Ltd.	12,365,000	275,257
	China Taisan Technology Group Holdings, Ltd.	545,000	62,290
#*	China Timber Resources Group, Ltd.	32,400,000	1,422,462
	China Ting Group Holdings, Ltd.	2,443,151	279,710
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	112,936
*	China WindPower Group, Ltd.	14,540,000	1,272,651
*	China Yunnan Tin Minerals Group Co., Ltd.	9,428,000	59,527
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	199,960
	Chinney Investments, Ltd.	1,144,000	172,193
	Chong Hing Bank, Ltd.	878,000	1,988,130
	Chow Sang Sang Holdings, Ltd.	982,680	3,333,671
	Chu Kong Shipping Development Co., Ltd.	2,188,000	439,581
*	Chuang’s China Investments, Ltd.	3,388,000	198,810
	Chuang’s Consortium International, Ltd.	3,569,965	455,730
	Chun Wo Development Holdings, Ltd.	2,002,926	113,544
#	Citic 1616 Holdings, Ltd.	4,388,000	1,204,459
*	City e-Solutions, Ltd.	186,000	18,471
#	City Telecom, Ltd.	1,517,751	906,180
	CK Life Sciences International Holdings, Inc.	12,548,000	775,958
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	8,315,264	384,832
*	COL Capital, Ltd.	2,725,840	532,374
	Computer & Technologies Holdings, Ltd.	432,000	103,550

32

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Continental Holdings, Ltd.	5,148,250	$109,500
	Cosmos Machinery Enterprises, Ltd.	1,616,400	192,003
	Cosway Corp., Ltd.	1,600,000	154,590
*	CP Lotus Corp.	11,420,000	411,590
	Cross-Harbour Holdings, Ltd. (The)	657,520	574,970
	CSI Properties, Ltd.	20,399,625	684,008
*	CST Mining Group, Ltd.	71,688,000	1,931,434
*	Culture Landmark Investment, Ltd.	10,196,000	265,966
#	Dah Chong Hong Holdings, Ltd.	337,000	401,641
	Dah Sing Banking Group, Ltd.	1,071,840	1,502,983
	Dah Sing Financial Holdings, Ltd.	365,750	1,874,886
*	Dan Form Holdings Co., Ltd.	3,261,260	315,429
	DBA Telecommunication Asia Holdings, Ltd.	1,756,000	544,255
#*	Dejin Resources Group Co., Ltd.	20,358,000	618,313
	Dickson Concepts International, Ltd.	911,000	711,272
*	Digitalhongkong.com, Ltd.	27,388	4,250
*	Doxen Energy Group, Ltd.	542,796	104,901
*	Dragonite International, Ltd.	330,000	4,808
	DVN Holdings, Ltd.	2,183,000	133,696
*	Dynamic Energy Holdings, Ltd.	6,090,301	589,561
	Dynamic Holdings, Ltd.	374,000	72,723
	Eagle Nice International Holdings, Ltd.	1,078,000	238,601
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	351,649
*	Eforce Holdings, Ltd.	5,402,000	28,496
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	38,570
	Emperor Entertainment Hotel, Ltd.	2,440,000	627,083
	Emperor International Holdings, Ltd.	5,836,753	1,318,233
#	Emperor Watch & Jewellery, Ltd.	9,550,000	1,777,680
#*	ENM Holdings, Ltd.	15,112,000	1,209,631
*	EPI Holdings, Ltd.	4,259,927	122,077
*	eSun Holdings, Ltd.	2,140,000	634,911
	EVA Precision Industrial Holdings, Ltd.	4,764,000	1,463,492
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood, Ltd.	316,600	473,996
	Far East Consortium International, Ltd.	4,570,342	1,031,162
*	Far East Technology International, Ltd.	179,520	17,764
*	First Natural Foods Holdings, Ltd.	2,365,000	—
*	Foundation Group, Ltd.	2,350,000	35,333
	Fountain SET Holdings, Ltd.	1,818,000	343,951
	Four Seas Mercantile Holdings, Ltd.	592,000	156,161
*	Frasers Property China, Ltd.	16,477,000	396,077
*	Freeman Corp., Ltd.	11,265,000	182,971
	Fujikon Industrial Holdings, Ltd.	912,000	159,687
*	Genting Hong Kong, Ltd.	17,000	6,303
	Get Nice Holdings, Ltd.	12,168,000	784,539
	Giordano International, Ltd.	7,162,000	6,085,389
*	Global Green Tech Group, Ltd.	4,876,000	54,514
*	Global Tech Holdings, Ltd.	5,498,000	28,280
	Glorious Sun Enterprises, Ltd.	2,662,000	1,007,453
	Gold Peak Industries Holding, Ltd.	3,118,642	409,107
	Golden Resources Development International, Ltd.	3,330,500	214,519
	Goldin Financial Holdings, Ltd.	480,000	57,511
*	Goldin Properties Holdings, Ltd.	2,040,000	810,744
	Golik Holdings, Ltd.	250,500	23,918
*	Good Fellow Resources Holdings, Ltd.	1,670,000	94,755
*	Grande Holdings, Ltd.	882,000	46,471
	Great Eagle Holdings, Ltd.	795,499	2,650,891
*	Greenheart Group, Ltd.	1,626,000	224,275
*	G-Resources Group, Ltd.	50,175,000	4,078,176
*	Group Sense International, Ltd.	2,448,000	64,815

33

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Guangnan Holdings, Ltd.	2,249,600	$399,882
*	Guojin Resources Holdings, Ltd.	1,724,295	17,317
	Haitong International Securities Group, Ltd.	1,203,586	693,518
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
	Hang Ten Group Holdings, Ltd.	2,254,000	659,530
	Hannstar Board International Holdings, Ltd.	1,446,000	149,207
	Hanny Holdings, Ltd.	747,979	29,974
*	Hans Energy Co., Ltd.	7,556,000	202,131
	Harbour Centre Development, Ltd.	957,500	1,412,124
*	Hengli Commercial Properties Group, Ltd.	336,000	22,668
	High Fashion International, Ltd.	268,000	112,075
	HKR International, Ltd.	2,494,336	1,462,680
	Hon Kwok Land Investment Co., Ltd.	306,800	109,223
*	Hong Fok Land, Ltd.	1,210,000	1,555
	Hong Kong & Shanghai Hotels, Ltd.	3,350	5,589
	Hong Kong Ferry Holdings, Ltd.	809,300	754,703
	Hong Kong Food Investment Holdings, Ltd.	202,184	30,299
	Hongkong Chinese, Ltd.	4,628,000	756,928
	Hop Fung Group Holdings, Ltd.	888,000	100,254
	Hsin Chong Construction Group, Ltd.	1,569,658	301,258
*	Huafeng Group Holdings, Ltd.	6,713,325	285,087
	Hung Hing Printing Group, Ltd.	1,188,000	398,029
	Hutchison Harbour Ring, Ltd.	9,432,000	936,527
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	2,900,000	897,093
*	Hybrid Kinetic Group, Ltd.	14,884,000	267,931
*	HyComm Wireless, Ltd.	89,090	41,166
*	I-Cable Communications, Ltd.	531,000	50,639
*	IDT International, Ltd.	6,240,183	147,781
*	Imagi International Holdings, Ltd.	10,760,000	430,450
*	International Resources Enterprise, Ltd.	330,000	56,911
	iOne Holdings, Ltd.	3,140,000	56,751
	IPE Group, Ltd.	2,060,000	281,525
#	IT, Ltd.	2,802,532	2,741,181
	ITC Corp., Ltd.	893,645	39,137
*	ITC Properties Group, Ltd.	3,645,747	882,890
*	Jinchuan Group International Resources Co., Ltd.	835,000	363,942
*	Jinhui Holdings, Ltd.	384,000	84,735
*	Jiuzhou Development Co., Ltd.	2,558,000	164,839
	JLF Investment Co., Ltd.	3,293,500	288,480
	Joyce Boutique Holdings, Ltd.	1,530,000	195,395
	Junefield Department Store Group, Ltd.	306,000	23,794
#	K Wah International Holdings, Ltd.	5,583,405	2,068,322
	Kam Hing International Holdings, Ltd.	1,974,000	198,082
	Kantone Holdings, Ltd.	14,737,990	178,641
*	Karl Thomson Holdings, Ltd.	1,188,000	85,667
	Karrie International Holdings, Ltd.	1,383,600	71,392
	Keck Seng Investments (Hong Kong), Ltd.	904,600	420,756
	Kin Yat Holdings, Ltd.	586,000	197,919
*	King Pacific International Holdings, Ltd.	1,404,200	22,015
#*	King Stone Energy Group, Ltd.	2,796,000	747,353
	Kingmaker Footwear Holdings, Ltd.	1,476,955	314,000
#*	Kingston Financial Group, Ltd.	11,717,000	1,661,965
	Kith Holdings, Ltd.	204,000	37,785
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	259,267
*	Ko Yo Ecological Agrotech Group, Ltd.	16,260,000	360,357
	Kowloon Development Co., Ltd.	1,588,000	2,143,843
*	KPI Co., Ltd.	954,000	62,589
*	KTP Holdings, Ltd.	560,400	84,581
	Kwoon Chung Bus Holdings, Ltd.	556,000	140,030
*	Lai Sun Development Co., Ltd.	44,552,800	1,252,588
*	Lai Sun Garment International, Ltd.	2,770,000	328,841

34

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Lam Soon Hong Kong, Ltd.	302,310	$282,008
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,968
#*	Lee & Man Handbags, Ltd.	1,420,000	191,603
#	Lee & Man Holdings, Ltd.	1,420,000	1,683,945
#	Lerado Group Holdings Co., Ltd.	1,900,000	301,341
	Li Heng Chemical Fibre Technologies, Ltd.	1,582,000	200,191
	Lippo China Resources, Ltd.	8,092,000	229,330
	Lippo, Ltd.	1,195,700	517,453
*	Lisi Group Holdings, Ltd.	4,262,000	251,854
	Liu Chong Hing Investment, Ltd.	775,200	914,220
*	Longrun Tea Group Co., Ltd.	1,900,000	107,552
	Luen Thai Holdings, Ltd.	1,345,000	131,635
	Luk Fook Holdings International, Ltd.	855,000	4,158,058
#	Luks Industrial Group, Ltd.	428,913	114,296
*	Lung Cheong International Holdings, Ltd.	6,790,000	376,022
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	1,033,734
*	Madex International Holdings, Ltd.	3,182,000	67,976
*	Magnificent Estates, Ltd.	13,184,000	577,350
	Mainland Headwear Holdings, Ltd.	765,600	87,323
	Man Yue Technology Holdings, Ltd.	1,064,000	268,398
*	Mascotte Holdings, Ltd.	6,636,000	423,202
	Matrix Holdings, Ltd.	1,067,414	206,810
*	Mei Ah Entertainment Group, Ltd.	11,040,000	260,543
	Melbourne Enterprises, Ltd.	40,500	645,097
#	Melco International Development, Ltd.	3,309,000	3,364,485
#	Midland Holdings, Ltd.	2,914,000	1,707,538
	Ming Fai International Holdings, Ltd.	1,680,000	480,159
#*	Ming Fung Jewellery Group, Ltd.	6,610,000	834,252
	Miramar Hotel & Investment Co., Ltd.	772,000	913,623
	Modern Beauty Salon Holdings, Ltd.	160,000	21,244
*	Mongolia Energy Corp., Ltd.	10,603,000	1,245,639
	Nanyang Holdings, Ltd.	137,500	457,363
	National Electronics Holdings, Ltd.	2,156,000	239,374
	Natural Beauty Bio-Technology, Ltd.	4,470,000	1,063,495
#	Neo-Neon Holdings, Ltd.	1,712,500	469,578
	New Century Group Hong Kong, Ltd.	13,351,464	355,434
*	New Focus Auto Tech Holdings, Ltd.	96,000	28,455
*	New Smart Energy Group, Ltd.	22,650,000	213,200
#*	New Times Energy Corp., Ltd.	23,374,000	328,059
	Neway Group Holdings, Ltd.	24,579,087	541,643
	NewOcean Green Energy Holdings, Ltd.	2,880,000	652,257
*	Next Media, Ltd.	3,725,183	412,150
*	Ngai Lik Industrial Holdings, Ltd.	2,522,000	29,176
*	Norstar Founders Group, Ltd.	3,256,000	—
#*	North Asia Resources Holdings, Ltd.	2,108,600	235,285
#*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	277,279
*	Orient Power Holdings, Ltd.	804,000	19,424
#	Oriental Watch Holdings, Ltd.	1,069,000	870,703
	Pacific Andes International Holdings, Ltd.	5,262,919	664,966
	Pacific Basin Shipping, Ltd.	7,551,000	4,325,640
*	Pacific Century Premium Developments, Ltd.	4,403,000	833,695
	Pacific Textile Holdings, Ltd.	1,750,000	1,170,049
	Paliburg Holdings, Ltd.	2,290,830	902,294
*	Pan Asia Environmental Protection Group, Ltd.	1,258,432	162,136
	Paul Y Engineering Group, Ltd.	77,759	7,807
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pearl Oriental Innovation, Ltd.	4,558,800	564,168
	Pegasus International Holdings, Ltd.	226,000	40,102
	Pico Far East Holdings, Ltd.	3,910,000	809,835
*	PME Group, Ltd.	5,960,000	288,308
*	PNG Resources Holdings, Ltd.	16,626,362	526,523

35

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Pokfulam Development Co., Ltd.	234,000	$245,481
	Polytec Asset Holdings, Ltd.	4,993,526	688,133
	Public Financial Holdings, Ltd.	1,928,000	1,186,008
*	PYI Corp., Ltd.	12,344,000	585,853
*	Pyxis Group, Ltd.	1,936,000	42,294
*	QPL International Holdings, Ltd.	603,000	21,071
	Raymond Industrial, Ltd.	1,383,400	169,384
	Regal Hotels International Holdings, Ltd.	2,393,800	1,007,374
*	Rising Development Holdings, Ltd.	2,278,000	436,823
	Rivera Holdings, Ltd.	5,710,000	220,321
	Roadshow Holdings, Ltd.	1,456,000	142,469
#	Royale Furniture Holdings, Ltd.	1,480,387	627,540
	S.A.S. Dragon Holdings, Ltd.	1,212,000	335,087
	Sa Sa International Holdings, Ltd.	4,066,000	2,612,303
	Safety Godown Co., Ltd.	398,000	302,234
	Samling Global, Ltd.	6,004,000	650,980
	Samson Paper Holdings, Ltd.	1,800,000	107,814
*	San Miguel Brewery Hong Kong, Ltd.	612,800	117,228
*	Sanyuan Group, Ltd.	415,000	8,000
	SEA Holdings, Ltd.	1,140,000	675,060
*	Sheng Yuan Holdings, Ltd.	210,000	21,326
#	Shenyin Wanguo, Ltd.	1,297,500	514,505
	Shenzhen High-Tech Holdings, Ltd.	812,000	61,903
*	Shougang Concord Grand Group, Ltd.	2,451,000	126,204
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	243,520
#	Shui On Construction & Materials, Ltd.	1,236,000	1,662,821
*	Shun Ho Resources Holdings, Ltd.	483,000	74,377
*	Shun Ho Technology Holdings, Ltd.	1,037,452	163,060
#	Shun Tak Holdings, Ltd.	4,299,941	2,617,255
	Sing Tao News Corp., Ltd.	1,974,000	570,236
	Singamas Container Holdings, Ltd.	5,922,000	2,361,885
*	Sino Dragon New Energy Holdings, Ltd.	5,616,000	470,243
*	Sino Gas Group, Ltd.	4,980,000	169,949
*	Sinocan Holdings, Ltd.	350,000	1,754
#*	Sinocop Resources Holdings, Ltd.	3,810,000	485,759
*	Sino-Tech International Holdings, Ltd.	19,750,000	356,685
#*	Sinotel Technologies, Ltd.	735,000	147,095
	SIS International Holdings, Ltd.	34,000	13,935
*	Skyfame Realty Holdings, Ltd.	2,737,750	249,792
#	SmarTone Telecommunications Holdings, Ltd.	2,593,000	3,843,484
*	SMI Publishing Group, Ltd.	250,511	483
	Solomon Systech International, Ltd.	6,312,000	308,707
	South China (China), Ltd.	6,744,000	530,792
	South China Financial Holdings, Ltd.	4,872,000	52,094
*	South China Land, Ltd.	20,847,170	362,306
	Southeast Asia Properties & Finance, Ltd.	289,891	72,479
*	Starlight International Holdings, Ltd.	3,125,325	68,613
	Stella International Holdings, Ltd.	674,574	1,712,116
	Styland Holdings, Ltd.	129,347	290
*	Success Universe Group, Ltd.	5,552,000	357,467
	Sun Hing Vision Group Holdings, Ltd.	358,000	175,048
#	Sun Hung Kai & Co., Ltd.	1,422,621	1,043,554
#*	Sun Innovation Holdings, Ltd.	9,985,655	249,580
*	Sunway International Holdings, Ltd.	866,000	30,004
*	Superb Summit International Timber Co., Ltd.	11,571,600	498,351
#*	Sustainable Forest Holdings, Ltd.	10,415,250	577,305
	SW Kingsway Capitol Holdings, Ltd.	5,750,000	167,706
	Synergis Holdings, Ltd.	322,033	35,220
#*	Tack Fat Group International, Ltd.	444,800	—
*	Tack Hsin Holdings, Ltd.	1,000,000	381,324
#	Tai Cheung Holdings, Ltd.	1,919,000	1,506,799

36

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Tai Sang Land Development, Ltd.	576,984	$261,623
*	Talent Property Group, Ltd.	4,941,420	229,704
	Tan Chong International, Ltd.	1,212,000	288,319
#	Techtronic Industries Co., Ltd.	4,086,000	4,889,341
*	Termbray Industries International (Holdings), Ltd.	2,304,900	249,090
	Tern Properties Co., Ltd.	51,200	21,704
	Texhong Textile Group, Ltd.	212,000	142,580
	Texwinca Holdings, Ltd.	2,136,000	2,541,988
*	Theme International Holdings, Ltd.	4,090,000	242,309
*	Tian Teck Land, Ltd.	1,054,000	925,181
#*	Titan Petrochemicals Group, Ltd.	11,760,000	727,577
*	Tom Group, Ltd.	3,612,000	395,185
	Tongda Group Holdings, Ltd.	10,120,000	423,813
#	Top Form International, Ltd.	2,760,000	206,443
*	Topsearch International Holdings, Ltd.	3,860,000	124,443
	Town Health International Investments, Ltd.	1,175,165	190,525
	Tradelink Electronic Commerce, Ltd.	662,000	106,426
	Transport International Holdings, Ltd.	862,941	2,535,705
	Trinity, Ltd.	2,566,000	2,591,655
	Tristate Holdings, Ltd.	188,000	96,894
*	TSC Group Holdings, Ltd.	1,353,000	319,224
#	Tse Sui Luen Jewellery International, Ltd.	300,000	293,609
	Tungtex Holdings Co., Ltd.	910,000	154,767
	Tysan Holdings, Ltd.	1,040,773	206,553
*	Universal Technologies Holdings, Ltd.	1,260,000	70,538
*	U-Right International Holdings, Ltd.	4,746,000	8,538
*	Value Convergence Holdings, Ltd.	1,216,000	266,087
#	Value Partners Group, Ltd.	2,122,000	1,813,968
	Van Shung Chong Holdings, Ltd.	2,185,335	179,853
*	Vantage International Holdings, Ltd.	2,778,000	300,354
	Varitronix International, Ltd.	1,072,293	696,729
	Vedan International Holdings, Ltd.	3,272,000	261,268
	Veeko International Holdings, Ltd.	4,423,751	236,407
	Victory City International Holdings, Ltd.	3,225,076	622,821
*	Vision Values Holdings, Ltd.	281,400	11,718
*	Vital Group Holdings, Ltd.	470,000	84,865
	Vitasoy International Holdings, Ltd.	3,623,000	2,921,479
*	Vongroup, Ltd.	10,865,000	68,607
*	VST Holdings, Ltd.	2,198,000	488,388
	Wah Ha Realty Co., Ltd.	278,600	124,263
#*	Wah Nam International Holdings, Ltd.	3,148,000	549,953
	Wai Kee Holdings, Ltd.	8,176,738	1,696,813
*	Wai Yuen Tong Medicine Holdings, Ltd.	1,664,341	33,258
	Wang On Group, Ltd.	6,631,286	87,057
*	Warderly International Holdings, Ltd.	520,000	32,075
	Water Oasis Group, Ltd.	1,632,000	193,650
	Win Hanverky Holdings, Ltd.	1,712,000	231,229
*	Winfoong International, Ltd.	1,331,000	20,734
*	Wing Hing International Holdings, Ltd.	4,360,000	255,614
	Wing On Co. International, Ltd.	781,000	1,647,978
	Wing Tai Properties, Ltd.	1,957,331	798,055
#*	Winteam Pharmaceutical Group, Ltd.	4,264,000	740,668
	Wong’s International (Holdings), Ltd.	737,641	186,942
	Wong’s Kong King International Holdings, Ltd.	120,000	13,446
	Xingye Copper International Group, Ltd.	1,559,000	313,672
	Y. T. Realty Group, Ltd.	865,000	226,074
	Yangtzekiang Garment, Ltd.	606,500	174,861
	Yau Lee Holdings, Ltd.	534,000	77,007
*	Yeebo (International Holdings), Ltd.	572,000	103,525
	YGM Trading, Ltd.	345,000	862,335
*	Yueshou Environmental Holdings, Ltd.	510,800	3,616

37

The Asia Pacific Small Company Series

continued

		Shares	Value††
HONG KONG — (Continued)
	Yugang International, Ltd.	93,492,000	$867,638
	Yunnan Enterprises Holdings, Ltd.	306,000	22,105
TOTAL HONG KONG			216,415,675

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,272
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,272

NEW ZEALAND — (5.0%)
	Abano Healthcare Group, Ltd.	26,266	97,970
#	Air New Zealand, Ltd.	1,502,638	1,396,502
	Auckland International Airport, Ltd.	1,384,681	2,556,723
	Cavalier Corp., Ltd.	283,674	893,266
	CDL Investments (New Zealand), Ltd.	395,965	103,434
	Colonial Motor Co., Ltd.	148,846	307,666
	Ebos Group, Ltd.	173,563	992,563
*	Fisher & Paykel Appliances Holdings, Ltd.	3,072,837	1,477,963
	Fisher & Paykel Healthcare Corp., Ltd.	2,569,174	5,878,546
	Freightways, Ltd.	744,329	1,974,695
	Hallenstein Glasson Holdings, Ltd.	242,461	733,438
*	Heartland New Zealand, Ltd.	173,369	99,109
	Hellaby Holdings, Ltd.	344,804	686,292
	Infratil, Ltd.	2,201,838	3,303,352
	Mainfreight, Ltd.	393,752	3,314,505
	Methven, Ltd.	70,490	90,044
	Michael Hill International, Ltd.	1,534,152	1,144,192
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	503,816
	New Zealand Exchange, Ltd.	313,636	625,038
	New Zealand Oil & Gas, Ltd.	1,810,156	1,246,351
	New Zealand Refining Co., Ltd.	613,210	1,928,051
	Northland Port Corp. (New Zealand), Ltd.	217,513	296,060
#	Nuplex Industries, Ltd.	1,006,382	2,422,076
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	3,876,784
	Pumpkin Patch, Ltd.	606,913	528,036
	Pyne Gould Corp., Ltd.	173,369	57,553
*	Pyne Gould Guinness, Ltd.	336,600	134,117
*	Rakon, Ltd.	241,515	194,217
	Restaurant Brands New Zealand, Ltd.	369,175	772,003
*	Richina Pacific, Ltd.	274,180	81,777
*	Rubicon, Ltd.	1,113,829	470,204
#	Ryman Healthcare, Ltd.	1,665,657	3,822,429
	Sanford, Ltd.	393,618	1,728,521
	Scott Technology, Ltd.	27,557	33,762
*	Seafresh Fisheries, Ltd.	80,520	1,868
	Skellerup Holdings, Ltd.	274,790	278,315
	Sky City Entertainment Group, Ltd.	2,560,206	7,694,793
	Sky Network Television, Ltd.	928,697	4,284,328
	South Port (New Zealand), Ltd.	30,744	85,966
#	Steel & Tube Holdings, Ltd.	389,046	862,054
*	Tenon, Ltd.	19,132	13,512
	Tourism Holdings, Ltd.	274,867	155,166
	Tower, Ltd.	850,832	1,072,998
	TrustPower, Ltd.	19,429	116,479
	Vector, Ltd.	968,771	2,040,879
	Warehouse Group, Ltd.	496,981	1,429,371
TOTAL NEW ZEALAND			61,806,784

38

The Asia Pacific Small Company Series

continued

		Shares	Value††
SINGAPORE — (9.3%)
#*	Abterra, Ltd.	525,800	$491,258
	Advanced Holdings, Ltd.	691,000	109,949
	Allgreen Properties, Ltd.	551,000	718,926
	Armstrong Industrial Corp., Ltd.	1,236,000	347,632
*	Asia Environment Holdings, Ltd.	528,793	111,817
*	Asiasons Capital, Ltd.	1,023,000	146,169
*	Asiatravel.com Holdings, Ltd.	17,879	5,840
	ASL Marine Holdings, Ltd.	719,600	357,783
	A-Sonic Aerospace, Ltd.	408,996	25,111
	AusGroup, Ltd.	1,497,000	471,098
	Baker Technology, Ltd.	1,272,000	369,384
*	Ban Joo & Co., Ltd.	2,179,000	44,207
	Banyan Tree Holdings, Ltd.	955,000	669,337
	Beng Kuang Marine, Ltd.	922,000	146,753
	Best World International, Ltd.	221,500	35,018
	Beyonics Technology, Ltd.	6,510,300	876,694
	BH Global Marine, Ltd.	621,000	106,464
*	Biosensors International Group, Ltd.	2,918,237	3,071,884
	Bonvests Holdings, Ltd.	978,000	796,667
	Boustead Singapore, Ltd.	701,000	577,032
	Breadtalk Group, Ltd.	345,800	169,108
#	Broadway Industrial Group, Ltd.	922,000	312,340
*	Brothers Holdings, Ltd.	454,628	74,036
#	Bukit Sembawang Estates, Ltd.	405,003	1,458,355
*	Bund Center Investment, Ltd.	1,014,000	182,254
	CEI Contract Manufacturing, Ltd.	432,000	43,840
	Cerebos Pacific, Ltd.	542,000	2,235,914
	CH Offshore, Ltd.	1,539,400	540,022
*	Changjiang Fertilizer Holdings, Ltd.	515	107
	China Aviation Oil Singapore Corp., Ltd.	928,000	916,389
*	China Dairy Group, Ltd.	1,502,000	97,597
*	China Energy, Ltd.	3,110,000	278,965
	China Merchants Holdings Pacific, Ltd.	809,000	362,196
	China Sunsine Chemical Holdings, Ltd.	28,000	5,701
	China XLX Fertiliser, Ltd.	618,000	189,406
	Chip Eng Seng Corp., Ltd.	1,612,800	591,676
	Chosen Holdings, Ltd.	1,202,000	117,173
	Chuan Hup Holdings, Ltd.	3,967,000	806,789
*	Compact Metal Industries, Ltd.	643,000	2,617
	Creative Technology, Ltd.	272,200	666,266
	CSC Holdings, Ltd.	1,829,000	216,572
	CSE Global, Ltd.	1,911,000	1,964,501
#	CWT, Ltd.	934,700	1,022,674
	Datapulse Technology, Ltd.	19,000	3,406
*	Delong Holdings, Ltd.	1,361,000	389,638
*	Digiland International, Ltd.	11,763,000	47,883
	Ellipsiz, Ltd.	123,000	11,043
	EnGro Corp, Ltd.	354,000	251,961
*	Enviro-Hub Holdings, Ltd.	1,445,666	147,598
	Etika International Holdings, Ltd.	179,000	53,959
	Eu Yan Sang International, Ltd.	464,800	297,435
*	Eucon Holdings, Ltd.	1,318,000	32,513
#	Ezion Holdings, Ltd.	1,403,000	795,843
#	Ezra Holdings, Ltd.	2,198,000	2,676,415
	F.J. Benjamin Holdings, Ltd.	1,175,000	350,181
#	Falcon Energy Group, Ltd.	1,007,000	255,342
*	Federal International 2000, Ltd.	1,675,350	89,163
#	First Resources, Ltd.	2,043,000	2,319,924
	Food Empire Holdings, Ltd.	1,094,400	330,922
	Fragrance Group, Ltd.	1,166,000	351,646
#	Freight Links Express Holdings, Ltd.	4,140,737	220,252

39

The Asia Pacific Small Company Series

continued

		Shares	Value††
SINGAPORE — (Continued)
*	Fu Yu Corp., Ltd.	3,544,750	$288,608
#*	Gallant Venture, Ltd.	1,924,000	645,132
	GK Goh Holdings, Ltd.	1,458,000	802,445
	Global Yellow Pages, Ltd.	299,000	37,790
*	GMG Global, Ltd.	651,000	125,075
	Goodpack, Ltd.	1,128,000	1,682,581
	GP Batteries International, Ltd.	343,000	339,104
	GP Industries, Ltd.	2,872,209	1,190,941
*	Grand Banks Yachts, Ltd.	250,000	90,064
#	GuocoLand, Ltd.	528,564	858,707
#*	GuocoLeisure, Ltd.	425,000	239,448
	Guthrie GTS, Ltd.	150,000	56,263
*	Healthway Medical Corp., Ltd.	3,786,776	293,678
	Hersing Corp., Ltd.	1,285,000	257,004
*	HG Metal Manufacturing, Ltd.	426,000	34,803
	Hiap Seng Engineering, Ltd.	584,000	197,724
	Hi-P International, Ltd.	1,203,000	982,116
	Ho Bee Investment, Ltd.	1,042,000	1,224,367
*	Hong Fok Corp., Ltd.	2,769,700	1,220,690
	Hong Leong Asia, Ltd.	484,000	896,641
	Hotel Grand Central, Ltd.	1,182,535	746,862
	Hotel Properties, Ltd.	1,346,400	2,533,425
#	Hour Glass, Ltd.	622,744	631,643
	HTL International Holdings, Ltd.	1,063,843	397,862
*	Huan Hsin Holdings, Ltd.	1,106,400	154,154
	HupSteel, Ltd.	1,572,875	282,199
	Hwa Hong Corp., Ltd.	2,186,000	874,121
#	Hyflux, Ltd.	2,081,500	3,377,660
	IFS Capital, Ltd.	421,080	154,394
*	Informatics Education, Ltd.	2,722,000	234,497
	InnoTek, Ltd.	846,000	300,489
	Intraco, Ltd.	519,500	120,019
	IPC Corp., Ltd.	724,000	73,553
	Isetan (Singapore), Ltd.	122,500	374,111
	Jadason Enterprises, Ltd.	728,000	47,593
*	Jasper Investments, Ltd.	90,680	5,546
*	Jaya Holdings, Ltd.	1,468,000	700,621
#*	JES International Holdings, Ltd.	2,096,000	437,385
*	Jiutian Chemical Group, Ltd.	2,337,000	67,148
*	JK Yaming International Holdings, Ltd.	906,000	401,995
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	382,992
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,527,194
	Khong Guan Flour Milling, Ltd.	35,000	42,131
	Kian Ann Engineering, Ltd.	1,276,000	217,935
	Kian Ho Bearings, Ltd.	664,500	118,773
	Koh Brothers Group, Ltd.	1,312,000	224,877
*	KS Energy, Ltd.	745,682	650,288
*	Lafe Corp., Ltd.	1,234,800	70,454
	LC Development, Ltd.	2,631,504	322,122
	Lee Kim Tah Holdings, Ltd.	1,600,000	697,622
	Lion Asiapac, Ltd.	473,000	81,063
	Lum Chang Holdings, Ltd.	1,042,030	233,398
	M1, Ltd.	1,701,000	3,507,545
#*	Manhattan Resources, Ltd.	790,000	831,299
	Manufacturing Integration Technology, Ltd.	184,000	15,734
*	Marco Polo Marine, Ltd.	608,000	205,969
	Memstar Technology, Ltd.	1,114,000	41,289
	Memtech International, Ltd.	1,322,000	145,674
#	Mercator Lines Singapore, Ltd.	555,000	92,792
	Metro Holdings, Ltd.	2,085,792	1,335,510

40

The Asia Pacific Small Company Series

continued

		Shares	Value††
SINGAPORE — (Continued)
#	Midas Holdings, Ltd.	3,209,000	$1,703,373
*	Mirach Energy, Ltd.	460,000	43,101
	Miyoshi Precision, Ltd.	353,500	27,486
	Multi-Chem, Ltd.	1,263,000	149,739
	Nam Cheong, Ltd.	287,740	43,431
	Nera Telecommunications, Ltd.	1,079,000	325,303
	New Toyo International Holdings, Ltd.	1,624,000	294,326
	Novo Group, Ltd.	55,500	16,816
	NSL, Ltd.	414,000	448,718
#*	Oceanus Group, Ltd.	3,788,000	711,437
#	OKP Holdings, Ltd.	207,000	103,744
	Orchard Parade Holdings, Ltd.	964,800	1,149,356
#	OSIM International, Ltd.	1,021,000	1,243,333
	Ossia International, Ltd.	522,554	58,041
#	Otto Marine, Ltd.	2,451,000	430,534
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,652,708
	Pan-United Corp., Ltd.	2,006,000	813,515
*	Penguin International, Ltd.	400,000	32,619
	Pertama Holdings, Ltd.	459,750	241,068
	Petra Foods, Ltd.	864,000	1,392,871
	Popular Holdings, Ltd.	2,763,650	371,734
	PSC Corp., Ltd.	1,823,419	357,242
	QAF, Ltd.	907,561	470,164
	Qian Hu Corp., Ltd.	674,600	60,436
#*	Raffles Education Corp., Ltd.	2,068,593	828,566
#	Raffles Medical Group, Ltd.	676,067	1,290,242
	Rotary Engineering, Ltd.	1,143,600	774,261
	Roxy-Pacific Holdings, Ltd.	214,000	80,268
	San Teh, Ltd.	999,087	330,100
	Sapphire Corp., Ltd.	636,000	132,463
	SBS Transit, Ltd.	953,500	1,458,943
	SC Global Developments, Ltd.	413,000	491,622
*	Seroja Investments, Ltd.	17,767	3,986
	Sim Lian Group, Ltd.	2,070,000	810,195
*	Sinarmas Land, Ltd.	4,095,000	1,053,806
	Sing Investments & Finance, Ltd.	198,450	255,203
	Singapore Land, Ltd.	66,000	382,634
	Singapore Post, Ltd.	3,755,120	3,547,290
	Singapore Reinsurance Corp., Ltd.	1,514,530	382,939
	Singapore Shipping Corp., Ltd.	1,689,000	296,314
	Singapura Finance, Ltd.	174,062	232,468
	Sinostar PEC Holdings, Ltd.	160,000	21,587
*	Sinwa, Ltd.	388,500	49,108
	SMB United, Ltd.	1,224,000	239,156
#	Sound Global, Ltd.	1,432,000	783,922
#	Spice I2I, Ltd.	13,154,000	540,009
	Stamford Land Corp., Ltd.	2,927,000	1,480,478
	Straco Corp., Ltd.	130,000	19,071
	Sunningdale Tech, Ltd.	2,086,000	264,332
#	Sunvic Chemical Holdings, Ltd.	1,056,000	630,127
#	Super Group, Ltd.	1,022,000	1,192,531
	Superbowl Holdings, Ltd.	522,000	140,428
#*	Swiber Holdings, Ltd.	1,394,000	825,145
#*	Swissco Holdings, Ltd.	579,000	134,687
	Tat Hong Holdings, Ltd.	1,116,800	723,155
#	Technics Oil & Gas, Ltd.	441,000	359,777
	Thakral Corp., Ltd.	6,028,000	135,453
	Tiong Woon Corp. Holding, Ltd.	901,000	239,025
*	Transcu Group, Ltd.	4,936,000	200,928
	Trek 2000 International, Ltd.	973,000	270,473
	Tuan Sing Holdings, Ltd.	2,409,475	688,897

41

The Asia Pacific Small Company Series

continued

		Shares	Value††
SINGAPORE — (Continued)
#	UMS Holdings, Ltd.	1,050,000	$501,355
#	United Engineers, Ltd.	720,014	1,280,792
#	United Envirotech, Ltd.	896,000	234,332
	United Industrial Corp., Ltd.	238,000	552,450
	United Overseas Insurance, Ltd.	187,250	518,573
	UOB-Kay Hian Holdings, Ltd.	1,475,400	1,948,120
	Venture Corp., Ltd.	292,000	2,031,560
	Vicom, Ltd.	120,000	332,671
#	WBL Corp., Ltd.	597,000	1,700,996
#	Wee Hur Holdings, Ltd.	924,000	218,574
#	Wheelock Properties, Ltd.	1,210,000	1,774,532
	Wing Tai Holdings, Ltd.	1,872,000	2,243,272
	Xpress Holdings, Ltd.	3,079,000	100,910
	YHI International, Ltd.	1,174,000	325,878
*	Yoma Strategic Holdings, Ltd.	132,000	7,850
	Yongnam Holdings, Ltd.	3,812,000	824,520
TOTAL SINGAPORE			113,508,833
TOTAL COMMON STOCKS			1,004,061,777

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
*	Sinarmas Land, Ltd. Warrants 11/18/15	1,631,046	212,462
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	16,576
*	Wee Hur Holdings, Ltd. Warrants 02/22/14	308,000	17,553
TOTAL SINGAPORE			246,591
TOTAL RIGHTS/WARRANTS			246,591

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (18.1%)
§@	DFA Short Term Investment Fund	221,632,057	221,632,057
@	Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.00%, 07/01/11
	(Collateralized by $334,266 U.S. Treasury Note 1.250%, 09/30/15,
	valued at $332,876) to be repurchased at $326,272	$326	326,272

TOTAL SECURITIES LENDING COLLATERAL			221,958,329

TOTAL INVESTMENTS — (100.0%)
	(Cost $1,045,074,357)		$1,226,266,697

42

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.5%)
Consumer Discretionary — (21.6%)
	4imprint Group P.L.C.	96,735	$417,751
*	888 Holdings P.L.C.	87,404	48,392
	Aegis Group P.L.C.	3,480,000	8,931,166
	Aga Rangemaster Group P.L.C.	288,143	500,620
	Arena Leisure P.L.C.	1,368,472	843,768
*	Barratt Developments P.L.C.	3,411,936	6,278,773
	Bellway P.L.C.	472,781	5,411,621
*	Berkeley Group Holdings P.L.C. (The)	485,802	10,048,224
	Bloomsbury Publishing P.L.C.	271,841	564,737
	Bovis Homes Group P.L.C.	506,207	3,592,063
*	Bwin.Party Digital Entertainment P.L.C.	1,275,452	3,066,512
#	Carpetright P.L.C.	176,546	1,858,041
*	Carphone Warehouse Group P.L.C.	432,495	2,934,295
	Centaur Media P.L.C.	556,967	417,406
	Chime Communications P.L.C.	212,999	949,375
	Churchill China P.L.C.	30,000	139,379
	Cineworld Group P.L.C.	23,123	75,701
*	Clinton Cards P.L.C.	740,506	184,140
	Creston P.L.C.	5,389	9,775
	Daily Mail & General Trust P.L.C. Series A	1,068,559	7,981,085
*	Debenhams P.L.C.	4,473,367	4,950,730
	Dignity P.L.C.	214,913	2,730,714
*	Dixons Retail P.L.C.	11,456,408	3,090,433
	Domino’s Pizza UK & IRL P.L.C.	72,899	472,260
	Dunelm Group P.L.C.	98,645	615,205
*	Enterprise Inns P.L.C.	1,808,533	1,858,874
	Euromoney Institutional Investor P.L.C.	292,779	3,063,069
*	Findel P.L.C.	4,998,346	591,527
*	Forminster P.L.C.	43,333	2,608
	French Connection Group P.L.C.	373,475	490,277
	Fuller Smith & Turner P.L.C.	129,026	1,421,405
	Future P.L.C.	1,324,863	389,285
	Game Group P.L.C.	1,527,764	888,303
	Games Workshop Group P.L.C.	101,889	702,672
	GKN P.L.C.	3,416,340	12,737,106
	Greene King P.L.C.	839,838	6,567,720
	Halfords Group P.L.C.	752,842	4,488,100
	Haynes Publishing Group P.L.C.	14,703	60,075
	Headlam Group P.L.C.	330,383	1,547,692
	Henry Boot P.L.C.	426,786	978,733
#	HMV Group P.L.C.	1,545,882	240,825
	Holidaybreak P.L.C.	273,468	1,273,175
	Home Retail Group P.L.C.	2,286,082	6,009,645
	Hornby P.L.C.	154,220	339,736
*	Howden Joinery Group P.L.C.	1,864,740	3,200,183
	Huntsworth P.L.C.	809,019	952,691
	Inchcape P.L.C.	1,713,307	11,505,101
	Informa P.L.C.	1,676,945	11,639,913
*	ITV P.L.C.	7,632,128	8,763,508
	JD Sports Fashion P.L.C.	120,013	1,790,034
	JD Wetherspoon P.L.C.	462,380	3,201,105
*	JJB Sports P.L.C.	156,013	47,738
	John Menzies P.L.C.	244,534	1,948,701
*	Johnston Press P.L.C.	507,412	43,253
	Kesa Electricals P.L.C.	2,105,278	4,651,670
	Ladbrokes P.L.C.	3,250,736	7,953,094
	Laura Ashley Holdings P.L.C.	1,500,394	474,035
	Lookers P.L.C.	1,097,970	968,536
43

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Marston’s P.L.C.	2,058,809	$3,375,836
*	Mecom Group P.L.C.	167,643	593,486
	Millennium & Copthorne Hotels P.L.C.	659,043	5,386,148
*	Mitchells & Butlers P.L.C.	935,348	4,728,856
	Mothercare P.L.C.	342,220	2,184,013
	N Brown Group P.L.C.	862,304	3,644,251
	Pace P.L.C.	834,489	1,427,712
*	Pendragon P.L.C.	2,428,575	916,687
	Persimmon P.L.C.	1,135,393	8,796,680
*	Punch Taverns P.L.C.	2,380,301	2,744,117
	Rank Group P.L.C.	971,863	2,330,621
*	Redrow P.L.C.	842,188	1,679,613
	Restaurant Group P.L.C.	780,418	3,687,080
	Rightmove P.L.C.	332,650	6,363,329
	Smiths News P.L.C.	705,619	996,380
*	Sportech P.L.C.	329,794	199,766
*	Sports Direct International P.L.C.	652,835	2,476,614
	St. Ives Group P.L.C.	436,379	684,836
*	Stylo P.L.C.	64,096	4,886
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	10,193,481	6,178,265
	Ted Baker P.L.C.	149,926	1,910,679
	Thomas Cook Group P.L.C.	3,076,507	6,574,579
	Topps Tiles P.L.C.	810,881	741,487
*	Torotrak P.L.C.	6,288	5,403
*	Trinity Mirror P.L.C.	1,014,253	674,050
*	TUI Travel P.L.C.	74,877	269,498
	United Business Media P.L.C.	917,439	8,196,296
	UTV Media P.L.C.	230,855	459,294
	Vitec Group P.L.C. (The)	160,303	1,555,619
*	Wagon P.L.C.	237,979	4,774
	WH Smith P.LC.	620,413	4,880,395
	Whitbread P.L.C.	103,235	2,676,627
	William Hill P.L.C.	2,747,247	10,072,587
	Wilmington Group P.L.C.	346,234	652,128
#*	Yell Group P.L.C.	6,166,762	569,878
Total Consumer Discretionary			264,545,025

Consumer Staples — (3.9%)
	A.G. Barr P.L.C.	134,250	2,836,469
	Anglo-Eastern Plantations P.L.C.	108,153	1,293,008
*	Booker Group P.L.C.	826,192	896,454
	Britvic P.L.C.	878,226	5,565,797
	Cranswick P.L.C.	199,793	2,333,972
	Dairy Crest Group P.L.C.	560,392	3,333,003
	Devro P.L.C.	654,975	2,842,942
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	482,639	458,916
	Greggs P.L.C.	422,420	3,589,519
	McBride P.L.C.	832,651	1,849,682
*	Premier Foods P.L.C.	7,951,806	2,428,477
	PZ Cussons P.L.C.	1,287,639	7,359,502
	R.E.A. Holdings P.L.C.	49,233	563,313
	Robert Wiseman Dairies P.L.C.	221,312	1,112,399
	Tate & Lyle P.L.C.	1,074,000	10,622,478
	Thorntons P.L.C.	313,060	293,195
	Young & Co.’s Brewery P.L.C.	35,000	272,441
	Young & Co.’s Brewery P.L.C. Series A	20,936	220,301
Total Consumer Staples			47,871,868

44

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (5.2%)
*	Afren P.L.C.	3,749,554	$9,499,140
	Anglo Pacific Group P.L.C.	449,037	2,298,730
*	EnQuest P.L.C.	1,922,771	3,793,477
*	Exillon Energy P.L.C.	42,970	299,921
	Fortune Oil P.L.C.	6,170,225	1,214,958
*	Hardy Oil & Gas P.L.C.	49,802	165,612
#	Heritage Oil P.L.C.	556,931	1,959,109
	Hunting P.L.C.	462,895	5,690,274
	James Fisher & Sons P.L.C.	171,886	1,517,981
	JKX Oil & Gas P.L.C.	456,676	1,944,741
	John Wood Group P.L.C.	1,071,070	11,114,771
	Lamprell P.L.C.	319,268	1,935,837
	Melrose Resources P.L.C.	336,039	1,206,555
*	Premier Oil P.L.C.	1,778,192	12,760,289
*	Salamander Energy P.L.C.	536,295	2,415,457
*	Soco International P.L.C.	892,380	5,087,570
*	UK Coal P.L.C.	983,835	569,000
Total Energy			63,473,422

Financials — (13.1%)
	Aberdeen Asset Management P.L.C.	2,716,498	9,730,425
	Amlin P.L.C.	1,873,731	12,214,376
	Arbuthnot Banking Group P.L.C.	60,497	354,300
	Ashmore Group P.L.C.	1,022,611	6,539,517
*	BCB Holdings, Ltd. P.L.C.	5,979	5,470
	Beazley P.L.C.	1,987,208	3,989,296
	Brewin Dolphin Holdings P.L.C.	926,221	2,209,574
*	Capital & Regional P.L.C.	903,177	571,754
	Catlin Group, Ltd. P.L.C.	1,357,851	8,754,417
	Charles Stanley Group P.L.C.	126,349	656,778
	Charles Taylor Consulting P.L.C.	139,215	340,575
	Chaucer Holdings P.L.C.	778,423	662,690
	Chesnara P.L.C.	269,098	1,027,819
	Close Brothers Group P.L.C.	561,047	6,954,101
	Collins Stewart Hawkpoint P.L.C.	442,752	498,939
	Daejan Holdings P.L.C.	33,094	1,464,922
	Development Securities P.L.C.	460,015	1,670,408
*	DTZ Holdings P.L.C.	224,770	159,268
	Evolution Group P.L.C.	1,028,900	1,030,549
	F&C Asset Management P.L.C.	1,704,428	2,056,897
*	GlobeOp Financial Services SA	515	3,255
	Hansard Global P.L.C.	14,283	38,093
	Hardy Underwriting Group P.L.C.	161,307	709,624
	Hargreaves Lansdown P.L.C.	528,509	5,159,729
	Helical Bar P.L.C.	373,868	1,526,266
	Henderson Group P.L.C.	3,662,444	8,957,842
	Hiscox, Ltd. P.L.C.	1,562,751	10,513,580
	IG Group Holdings P.L.C.	1,317,769	9,219,150
*	Industrial & Commercial Holdings P.L.C.	5,000	120
	Intermediate Capital Group P.L.C.	981,195	5,083,723
	International Personal Finance P.L.C.	917,859	5,415,430
*	IP Group P.L.C.	342,262	272,078
	Jardine Lloyd Thompson Group P.L.C.	638,821	6,977,632
	Lancashire Holdings, Ltd. P.L.C.	509,651	5,345,224
*	Liontrust Asset Management P.L.C.	129,935	177,307
	London Stock Exchange Group P.L.C.	579,642	9,875,370
	LSL Property Services P.L.C.	137,031	614,586
*	MWB Group Holdings P.L.C.	379,622	238,046
	Novae Group P.L.C.	210,426	1,197,236
*	Phoenix Group Holdings P.L.C.	11,351	110,904
	Provident Financial P.L.C.	511,477	7,908,102

45

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
*	Puma Brandenburg, Ltd. P.L.C. Capital Shares	1,193,004	$77,852
*	Puma Brandenburg, Ltd. P.L.C. Income Shares	1,193,004	34,601
*	Quintain Estates & Development P.L.C.	764,929	737,164
	Rathbone Brothers P.L.C.	169,613	3,076,344
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	205,301
*	Safestore Holdings P.L.C.	94,810	210,053
	Savills P.L.C.	543,867	3,418,302
	Shore Capital Group, Ltd. P.L.C.	1,193,004	497,238
	St. James’s Place P.L.C.	774,278	4,217,368
	St. Modwen Properties P.L.C.	630,419	1,872,715
	Tullett Prebon P.L.C.	816,518	4,643,425
*	Unite Group P.L.C.	327,414	1,145,162
Total Financials			160,370,897

Health Care — (1.7%)
#*	Alizyme P.L.C.	660,805	42,422
	Assura Group, Ltd. P.L.C.	55,610	38,611
	Axis-Shield P.L.C.	234,766	1,204,680
	Bioquell P.L.C.	90,893	175,985
*	BTG P.L.C.	1,061,629	4,771,698
	Consort Medical P.L.C.	116,271	971,221
	Corin Group P.L.C.	126,637	107,850
	Dechra Pharmaceuticals P.L.C.	235,191	1,852,776
	Genus P.L.C.	171,521	2,838,645
	Hikma Pharmaceuticals P.L.C.	522,945	6,383,940
*	Optos P.L.C.	1,516	3,974
*	Oxford Biomedica P.L.C.	2,594,829	261,655
*	Renovo Group P.L.C.	95,255	22,172
*	Southern Cross Healthcare P.L.C.	191,826	24,168
	Synergy Health P.L.C.	70,302	1,033,099
*	Vectura Group P.L.C.	1,349,073	1,724,456
Total Health Care			21,457,352

Industrials — (30.5%)
*	AEA Technology Group P.L.C.	539,970	31,199
#	Air Partner P.L.C.	37,086	284,758
	Alumasc Group P.L.C.	124,366	341,988
	Ashtead Group P.L.C.	2,124,586	5,796,802
*	Autologic Holdings P.L.C.	80,000	25,679
*	Avis Europe P.L.C.	59,960	298,788
	Babcock International Group P.L.C.	1,374,426	15,716,990
	Balfour Beatty P.L.C.	2,772,768	13,747,313
	BBA Aviation P.L.C.	1,796,070	6,277,996
	Berendsen P.L.C.	709,591	6,212,988
	Bodycote P.L.C.	745,786	4,452,764
	Braemar Shipping Services P.L.C.	81,108	595,773
	Brammer P.L.C.	185,817	960,031
	Bunzl P.L.C.	220,977	2,767,227
	Camellia P.L.C.	2,437	391,570
	Carillion P.L.C.	1,695,236	10,233,512
	Carr’s Milling Industries P.L.C.	35,330	470,625
	Castings P.L.C.	162,757	890,170
	Charter International P.L.C.	664,438	8,448,488
	Chemring Group P.L.C.	729,327	7,485,516
	Clarkson P.L.C.	64,187	1,280,445
*	Cobham P.L.C.	422,515	1,433,988
	Communisis P.L.C.	561,133	271,518
#	Connaught P.L.C.	307,612	82,202
	Cookson Group P.L.C.	1,092,028	11,796,973
	Costain Group P.L.C.	139,449	487,335

46

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	De La Rue P.L.C.	387,017	$4,752,727
*	easyJet P.L.C.	690,633	3,984,035
*	Eleco P.L.C.	80,000	16,006
	Fenner P.L.C.	715,591	4,620,399
	Firstgroup P.L.C.	1,710,421	9,367,454
	Galliford Try P.L.C.	207,861	1,731,379
	Go-Ahead Group P.L.C.	173,516	4,400,893
	Hampson Industries P.L.C.	712,146	291,910
*	Hansen Transmissions International NV	300,858	174,189
	Hays P.L.C.	5,445,665	9,003,474
*	Helphire P.L.C.	956,560	57,320
	Hogg Robinson Group P.L.C.	122,354	133,459
	Homeserve P.L.C.	1,162,452	9,381,530
	Hyder Consulting P.L.C.	171,164	1,219,204
	IMI P.L.C.	1,053,765	17,814,467
*	Impellam Group P.L.C.	34,877	203,889
	Interserve P.L.C.	529,664	2,741,164
	Intertek Group P.L.C.	518,306	16,426,156
	Invensys P.L.C.	810,806	4,193,976
	ITE Group P.L.C.	1,059,501	3,711,784
	Keller Group P.L.C.	276,404	2,068,505
	Kier Group P.L.C.	152,839	3,338,522
	Latchways P.L.C.	39,288	831,235
	Lavendon Group P.L.C.	484,732	815,118
	Low & Bonar P.L.C.	773,016	817,834
	Management Consulting Group P.L.C.	1,150,534	794,830
	Mears Group P.L.C.	113,186	510,518
	Meggitt P.L.C.	2,465,596	15,080,853
	Melrose P.L.C.	1,972,161	11,457,392
	Michael Page International P.L.C.	1,310,832	11,260,525
	Mitie Group P.L.C.	1,286,774	4,932,973
*	MJ Gleeson Group P.L.C.	195,875	344,002
	Morgan Crucible Co. P.L.C.	1,252,304	6,197,330
	Morgan Sindall P.L.C.	169,608	1,723,847
*	Mouchel Group P.L.C.	469,006	451,110
	National Express Group P.L.C.	1,681,216	6,838,575
*	Northgate P.L.C.	409,620	2,158,929
	PayPoint P.L.C.	99,008	808,364
	PV Crystalox Solar P.L.C.	956,033	395,663
*	Qinetiq P.L.C.	2,334,802	4,519,973
	Regus P.L.C.	3,337,697	5,926,074
*	Rentokil Initial P.L.C.	4,928,181	7,519,029
	Ricardo P.L.C.	217,815	1,418,567
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,853,100
	ROK P.L.C.	723,316	—
	Rotork P.L.C.	366,679	9,914,504
	RPS Group P.L.C.	836,994	3,293,533
	Senior P.L.C.	1,762,689	5,153,163
	Severfield-Rowen P.L.C.	371,550	1,293,663
	Shanks Group P.L.C.	1,786,148	3,667,365
*	SIG P.L.C.	2,043,552	4,475,853
	Smart (J) & Co. (Contractors) P.L.C.	22,500	149,686
	Speedy Hire P.L.C.	1,058,852	512,048
	Spirax-Sarco Engineering P.L.C.	319,520	10,274,070
	Stagecoach Group P.L.C.	2,086,234	8,553,163
	Sthree P.L.C.	330,670	2,110,878
	T Clarke P.L.C.	148,717	200,288
	Tarsus Group P.L.C.	212,372	500,245
	Travis Perkins P.L.C.	922,110	14,644,805
#	Tribal Group P.L.C.	132,810	108,121

47

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
*	Trifast P.L.C.	359,985	$294,974
	UK Mail Group P.L.C.	197,261	937,661
	Ultra Electronics Holdings P.L.C.	283,178	7,802,213
	Umeco P.L.C.	196,406	1,181,811
#*	Volex Group P.L.C.	229,354	1,304,654
	Vp P.L.C.	167,297	657,387
	Wincanton P.L.C.	479,763	904,004
	WS Atkins P.L.C.	501,683	6,024,534
	WSP Group P.L.C.	276,589	1,159,942
	XP Power, Ltd. P.L.C.	73,546	1,832,591
Total Industrials			374,022,077

Information Technology — (11.3%)
	Acal P.L.C.	104,729	542,637
	Alphameric P.L.C.	127,141	55,026
*	Alterian P.L.C.	179,139	291,060
	Anite P.L.C.	1,166,924	1,406,747
	Aveva Group P.L.C.	289,692	7,974,889
	Computacenter P.L.C.	446,179	3,433,766
	CSR P.L.C.	683,977	3,401,330
	Dialight P.L.C.	111,362	1,320,743
	Diploma P.L.C.	482,456	2,902,944
	Domino Printing Sciences P.L.C.	455,803	4,992,063
	E2V Technologies P.L.C.	290,362	622,302
	Electrocomponents P.L.C.	1,705,194	7,457,713
	Fidessa Group P.L.C.	137,261	4,271,691
	Halma P.L.C.	1,541,075	10,250,647
*	Imagination Technologies Group P.L.C.	961,901	5,808,383
*	Innovation Group P.L.C.	3,208,091	1,157,931
	Kewill P.L.C.	368,863	585,943
*	Kofax P.L.C.	317,667	2,258,022
	Laird P.L.C.	915,289	2,975,498
	Logica P.L.C.	6,235,907	13,417,236
	Micro Focus International P.L.C.	568,939	3,061,228
*	Misys P.L.C.	1,604,251	10,823,555
	Moneysupermarket.com Group P.L.C.	332,035	538,072
	Oxford Instruments P.L.C.	193,856	2,858,545
	Phoenix IT Group, Ltd. P.L.C.	203,513	767,243
	Premier Farnell P.L.C.	1,467,203	5,617,322
	Psion P.L.C.	500,223	704,346
	Renishaw P.L.C.	188,423	5,300,933
	RM P.L.C.	363,499	850,918
	SDL P.L.C.	338,168	3,786,658
	Spectris P.L.C.	515,234	13,193,474
	Spirent Communications P.L.C.	2,622,105	6,280,169
*	Telecity Group P.L.C.	514,451	4,573,634
	TT electronics P.L.C.	635,179	2,043,969
#	Vislink P.L.C.	274,226	76,406
*	Wolfson Microelectronics P.L.C.	504,759	1,385,020
	Xaar P.L.C.	251,590	1,103,953
*	Xchanging P.L.C.	677,924	1,143,931
Total Information Technology			139,235,947

Materials — (6.9%)
	British Polythene Industries P.L.C.	102,332	486,743
	Carclo P.L.C.	214,230	1,065,403
*	Centamin Egypt, Ltd. P.L.C.	1,303,673	2,633,156
#*	Central Rand Gold, Ltd. P.L.C.	388,384	5,411
	Croda International P.L.C.	520,183	15,754,926
	DS Smith P.L.C.	1,705,931	6,894,782
	Elementis P.L.C.	1,966,934	5,453,538

48

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Ferrexpo P.L.C.	888,830	$6,709,066
Filtrona P.L.C.	753,961	4,419,148
* Gem Diamonds, Ltd. P.L.C.	424,075	1,560,714
Hill & Smith Holdings P.L.C.	275,101	1,532,023
Hochschild Mining P.L.C.	601,863	4,435,986
* International Ferro Metals, Ltd. P.L.C.	159,161	41,381
* Inveresk P.L.C.	125,000	3,310
Marshalls P.L.C.	721,612	1,240,054
Mondi P.L.C.	1,078,021	10,729,879
* Namakwa Diamonds, Ltd. P.L.C.	6,057	3,944
Petropavlovsk P.L.C.	494,599	5,795,709
Porvair P.L.C.	146,460	280,180
RPC Group P.L.C.	622,691	3,642,543
#* Talvivaara Mining Co. P.L.C.	201,330	1,501,972
Victrex P.L.C.	340,523	8,204,403
Yule Catto & Co. P.L.C.	721,863	2,635,672
Zotefoams P.L.C.	96,852	239,434
Total Materials		85,269,377

Real Estate Investment Trusts — (0.1%)
Capital & Counties Properties P.L.C.	380,620	1,203,229

Telecommunication Services — (1.9%)
Cable & Wireless Communications P.L.C.	9,309,312	6,063,742
Cable & Wireless Worldwide P.L.C.	5,850,381	4,326,976
* Colt Group SA	1,287,437	2,959,677
Kcom Group P.L.C.	2,643,350	3,295,116
TalkTalk Telecom Group P.L.C.	1,483,185	3,406,956
Telecom Plus P.L.C.	265,603	2,835,392
Total Telecommunication Services		22,887,859

Utilities — (3.3%)
Dee Valley Group P.L.C.	12,109	236,626
Drax Group P.L.C.	1,413,394	11,418,521
Northumbrian Water Group P.L.C.	2,041,545	13,618,218
Pennon Group P.L.C.	1,408,845	15,777,193
Total Utilities		41,050,558
TOTAL COMMON STOCKS		1,221,387,611
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
R.E.A. Holdings P.L.C.	2,461	4,364
RIGHTS/WARRANTS — (0.0%)
* Management Consulting Group P.L.C. Warrants 12/31/11	52,718	17,557
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		17,557

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11 (Collateralized by
$310,000 FNMA 2.24%, 07/06/15, valued at $317,750) to be repurchased at $313,002	$313	313,000

49

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (0.5%)
§@ DFA Short Term Investment Fund	4,248,051	4,248,051
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11 (Collateralized
by $44,808,611 FNMA 6.500%, 10/01/39, valued at $1,733,416) to be repurchased at
$1,699,429	$1,699	1,699,427
TOTAL SECURITIES LENDING COLLATERAL		5,947,478

TOTAL INVESTMENTS — (100.0%)
(Cost $1,038,460,478)		$1,227,670,010

50

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.6%)
AUSTRIA — (2.1%)
#	Agrana Beteiligungs AG	17,197	$2,074,292
	Andritz AG	86,321	8,900,495
#*	A-TEC Industries AG	21,828	71,931
	Atrium European Real Estate, Ltd.	173,043	1,139,559
	Austria Email AG	715	8,956
*	Austria Technologie & Systemtechnik AG	38,157	733,245
	BKS Bank AG	3,120	82,324
	BWT AG	29,870	796,295
#*	CA Immobilien Anlagen AG	87,697	1,591,568
*	EAG-Beteiligungs AG	1,650	4,190
#	EVN AG	74,390	1,289,870
#	Flughafen Wien AG	42,954	2,185,328
*	Frauenthal Holding AG	12,084	196,488
#*	Intercell AG	104,732	431,872
	Josef Manner & Co. AG	870	62,609
#	Kapsch TrafficCom AG	10,699	957,885
#	Lenzing AG	32,907	4,294,179
#	Mayr-Melnhof Karton AG	32,872	3,885,489
	Oberbank AG	37,973	2,537,496
#	Oesterreichischen Post AG	105,958	3,410,635
#	Palfinger AG	48,572	1,753,938
#*	Polytec Holding AG	28,770	317,697
#	RHI AG	98,844	2,980,837
*	Rosenbauer International AG	12,941	699,136
*	S&T System Integration & Technology Distribution AG	6,318	23,769
	Schoeller-Bleckmann Oilfield Equipment AG	35,247	3,049,433
#	Semperit Holding AG	28,953	1,446,274
#*	Sparkassen Immobilien AG	78,070	523,443
#	Strabag SE	101,540	3,016,838
	UBM Realitaetenentwicklung AG	1,440	57,948
#	Uniqa Versicherungen AG	184,842	3,981,105
#*	Warimpex Finanz und Beteiligungs AG	10,047	29,943
	Wienerberger AG	323,124	5,952,272
	Wolford AG	11,252	400,709
#	Zumtobel AG	85,416	2,238,474
TOTAL AUSTRIA			61,126,522

BELGIUM — (2.8%)
*	Ablynx NV	20,711	254,404
	Ackermans & van Haaren NV	87,214	8,469,064
*	Agfa-Gevaert NV	491,805	2,193,886
	Arseus NV	29,776	490,758
	Atenor Group NV	1,934	94,172
	Banque Nationale de Belgique SA	952	4,329,602
	Barco NV	55,666	4,124,345
	Bekaert SA	11,790	897,768
*	Co.Br.Ha Societe Commerciale de Brasserie SA	115	278,836
	Compagnie d’Entreprises SA	41,428	3,005,197
*	Compagnie du Bois Sauvage SA	87	9
	Compagnie Immobiliere de Belgique SA	10,535	453,352
	Compagnie Maritime Belge SA	64,746	1,753,620
#*	Deceuninck NV	268,523	725,399
*	Devgen NV	11,432	105,716
	D’ieteren SA	129,060	8,819,886
#*	Duvel Moorgat SA	8,799	950,994
	Econocom Group SA	65,485	1,444,844
	Elia System Operator SA	124,286	5,305,186
	Euronav SA	86,554	1,170,693
51

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
BELGIUM — (Continued)
	EVS Broadcast Equipment SA	19,865	$1,345,491
	Exmar NV	132,340	1,190,774
	Floridienne SA	2,033	421,778
*	Galapagos NV	40,988	501,850
#	Gimv NV	13,874	883,455
	Hamon & Compagnie International SA	3,876	152,776
	Henex SA	5,934	415,654
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	309,372
	Ion Beam Applications SA	79,751	794,521
	Jensen-Group NV	12,030	169,547
	Kinepolis Group NV	7,702	571,903
	Lotus Bakeries NV	1,361	790,647
	Melexis NV	93,665	1,713,295
#*	Nyrstar NV	487,174	7,045,189
	Omega Pharma SA	85,437	4,388,804
*	Option NV	61,536	36,473
*	Picanol NV	16,620	254,711
*	RealDolmen NV	6,066	143,167
	Recticel SA	57,329	631,716
	Resilux SA	4,095	350,626
	Rosier SA	655	304,062
	Roularta Media Group NV	7,187	254,431
*	SAPEC SA	3,531	280,809
	Sioen Industries NV	52,140	499,695
#	Sipef NV	25,469	2,577,752
*	Softimat SA	26,232	202,790
*	Spector Photo Group SA	8,349	7,288
	Telenet Group Holding NV	89,080	4,243,065
#	Ter Beke NV	2,281	193,835
	Tessenderlo Chemie NV	99,633	4,296,032
#*	ThromboGenics NV	46,868	1,257,884
*	TiGenix NV	22,164	27,496
	Van de Velde NV	27,539	1,566,048
	VPK Packaging Group SA	12,084	544,270
TOTAL BELGIUM			83,234,937

DENMARK — (2.4%)
*	Aarhus Lokalbank A.S.	7,872	15,097
*	Aktieselskabet Skjern Bank A.S.	3,276	70,301
#	Alk-Abello A.S.	22,455	1,373,837
*	Alm. Brand A.S.	275,600	604,098
*	Amagerbanken A.S.	647,900	—
#	Ambu A.S.	23,067	616,882
*	Arkil Holdings A.S. Series B	780	75,987
#	Auriga Industries A.S. Series B	57,315	976,690
*	Bang & Olufsen Holdings A.S.	122,373	1,598,815
#*	Bavarian Nordic A.S.	66,632	856,041
*	BoConcept Holding A.S.	5,650	165,538
	Brodrene Hartmann A.S. Series B	11,730	180,304
*	Brondbyernes IF Fodbold A.S. Series B	15,300	60,658
#	D/S Norden A.S.	89,741	3,091,741
*	Dalhoff, Larson & Horneman A.S. Series B	40,950	93,514
*	Dantherm Holding A.S.	3,947	12,930
	DFDS A.S.	12,001	997,597
*	DiBa Bank A.S.	2,300	20,972
*	Djursland Bank A.S.	8,970	244,494
#	East Asiatic Co., Ltd. A.S.	55,571	1,531,549
*	F.E. Bording A.S.	600	46,662
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	336,710
#*	Genmab A.S.	140,715	1,096,025

52

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
DENMARK — (Continued)
	GN Store Nord A.S.	777,742	$7,494,095
*	GPV Industi A.S.	2,200	12,832
*	Greentech Energy Systems A.S.	169,784	604,929
	Gronlandsbanken A.S.	768	58,499
*	H&H International A.S. Series B	17,280	203,360
	Harboes Bryggeri A.S.	12,252	273,173
	Hojgaard Holding A.S. Series B	2,750	74,982
	IC Companys A.S.	35,278	1,519,064
*	Incentive A.S.	3,575	12,859
	Jeudan A.S.	4,620	380,382
*	Jyske Bank A.S.	89,882	3,551,641
	Lan & Spar Bank A.S.	5,150	270,346
*	Lastas A.S. Series B	10,870	73,340
	Lollands Bank A.S.	310	10,075
#*	Mols-Linien A.S.	27,490	99,288
#*	NeuroSearch A.S.	79,539	695,136
#	NKT Holding A.S.	92,105	5,888,831
	Nordjyske Bank A.S.	17,600	277,439
	Norresundby Bank A.S.	7,350	235,735
	North Media A.S.	36,665	255,449
*	Ostjydsk Bank A.S.	3,405	179,040
#*	Parken Sport & Entertainment A.S.	32,936	655,914
	Per Aarsleff A.S. Series B	6,017	522,321
	Ringkjoebing Landbobank A.S.	16,175	1,934,997
	Roblon A.S. Series B	540	65,188
#	Rockwool International A.S.	8,293	1,013,867
	Royal Unibrew A.S.	34,596	2,281,750
*	Salling Bank A.S.	430	28,302
	Satair A.S.	11,076	931,891
	Schouw & Co. A.S.	74,017	1,954,587
	SimCorp A.S.	17,973	3,549,601
#*	Sjaelso Gruppen A.S.	78,110	110,611
*	SKAKO A.S.	1,577	6,178
	Solar Holdings A.S. Series B	15,265	1,099,274
*	Spar Nord Bank A.S.	119,700	993,319
*	Sparbank A.S.	10,930	108,422
*	Sparekassen Faaborg A.S.	1,972	163,091
	Sydbank A.S.	270,783	6,048,097
	Thrane & Thrane A.S.	15,392	808,426
	Tivoli A.S.	969	598,416
#*	TK Development A.S.	151,327	648,812
*	Topdanmark A.S.	53,386	9,968,841
*	TopoTarget A.S.	378,484	141,859
*	Topsil Semiconductor Materials A.S.	50,008	9,537
#*	Torm A.S.	123,250	522,213
*	United International Enterprises	967	125,492
*	Vestjysk Bank A.S.	27,295	196,378
TOTAL DENMARK			70,724,321

FINLAND — (5.6%)
	Ahlstrom Oyj	18,949	441,492
	Aktia Oyj	4,809	42,681
*	Aldata Solutions Oyj	194,535	171,928
#	Alma Media Oyj	277,852	2,708,215
*	Amanda Capital Oyj	67,120	173,302
	Amer Sports Oyj Series A	402,214	6,695,037
	Aspo Oyj	77,875	820,309
	Atria P.L.C.	15,739	149,932
*	Bank of Aland P.L.C.	17,663	422,496
	BasWare Oyj	34,550	1,396,706
*	Biotie Therapies Corp. Oyj	774,610	609,192

53

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	Cargotec Oyj Series B	132,519	$6,801,131
	Citycon Oyj	158,441	712,806
*	Componenta Oyj	34,813	295,114
	Comptel P.L.C.	324,863	288,038
	Cramo Oyj	155,694	3,397,024
	Digia P.L.C.	55,020	272,908
#*	Efore Oyj	114,965	170,452
*	Elcoteq SE	3,041	3,440
*	Elektrobit Corp. Oyj	2,476	1,790
#	Elisa Oyj	410,534	8,835,531
	Etteplan Oyj	62,600	264,445
*	Finnair Oyj	248,610	1,287,709
*	Finnlines Oyj	124,906	1,428,863
#	Fiskars Oyj Abp Series A	181,663	4,238,502
#	F-Secure Oyj	463,536	1,651,408
*	GeoSentric Oyj	244,900	3,551
*	Glaston Oyj Abp	131,940	195,526
	HKScan Oyj	97,158	782,277
	Huhtamaki Oyj	362,987	4,641,527
	Ilkka-Yhtyma Oyj	61,503	637,969
#	KCI Konecranes Oyj	245,559	9,980,338
#	Kemira Oyj	341,387	5,919,296
	Kesko Oyj	107,555	5,002,134
	Laennen Tehtaat Oyj	18,920	413,931
	Lassila & Tikanoja Oyj	125,791	2,202,267
	Lemminkainen Oyj	19,150	643,659
#*	M-Real Oyj Series B	1,549,706	6,615,873
	Neo Industrial Oyj	16,652	194,189
	Nordic Aluminium Oyj	10,440	447,066
	Okmetic Oyj	54,904	458,039
	Olvi Oyj Series A	62,708	1,692,473
#	Oriola-KD Oyj Series A	5,045	22,956
	Oriola-KD Oyj Series B	279,661	1,078,756
	Orion Oyj Series A	120,783	3,119,710
#	Orion Oyj Series B	337,043	8,693,677
#	Outokumpu Oyj	381,565	5,056,344
	Outotec Oyj	100,642	5,728,607
	PKC Group Oyj	55,424	1,269,971
	Pohjola Bank P.L.C.	372,375	4,817,163
	Ponsse Oyj	25,336	365,873
#	Poyry Oyj	187,165	2,680,233
	Raisio P.L.C.	490,304	1,726,012
	Ramirent Oyj	314,761	4,060,560
	Rapala VMC Oyj	113,258	1,054,565
#	Rautaruukki Oyj Series K	323,076	7,302,472
	Raute Oyj Series A	10,390	147,912
#	Ruukki Group Oyj	604,909	1,419,747
#	Sanoma Oyj	276,990	5,139,682
	Sievi Capital P.L.C.	123,479	443,634
	SRV Group P.L.C.	7,277	63,302
	Stockmann Oyj Abp Series A	43,914	1,314,513
#	Stockmann Oyj Abp Series B	107,109	3,035,992
	Technopolis Oyj	80,295	444,347
*	Tecnomen Lifetree Oyj	2,061	1,581
#	Teleste Oyj	53,559	295,060
	Tieto Oyj	291,983	4,940,069
#	Tikkurila Oyj	62,217	1,443,492
	Tulikivi Oyj	79,440	109,793
	Turkistuottajat Oyj	8,490	181,271
#	Uponor Oyj Series A	217,678	3,613,050
	Vacon Oyj	45,190	2,841,646

54

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	Vaisala Oyj Series A	39,132	$1,268,951
	Viking Line Abp	10,400	406,325
	Yit Oyj	357,070	8,938,501
TOTAL FINLAND			166,136,333

FRANCE — (11.1%)
*	ABC Arbitrage SA	18,733	195,918
#	Akka Technologies SA	6,655	220,958
	Ales Groupe SA	32,239	687,904
*	Altamir Amboise SA	44,091	499,963
#	ALTEN SA	68,354	2,719,900
#*	Altran Technologies SA	362,083	2,930,375
	April SA	74,171	2,084,712
#*	Archos SA	18,355	286,846
	Arkema SA	194,678	20,023,110
#	Assystem SA	55,571	1,421,908
*	Atari SA	14,902	59,252
*	Atos Origin SA	143,571	8,110,079
	Aubay SA	10,285	101,528
	Audika SA	21,251	590,895
#*	Aurea SA	3,551	45,314
*	Avanquest Software SA	5,228	17,889
#*	Axway Software SA	22,982	723,207
*	Baccarat SA	1,090	275,707
	Banque Tarneaud SA	1,430	241,162
	Beneteau SA	179,820	3,876,989
#	Bigben Interactive SA	8,718	125,419
*	BioAlliance Pharma SA	3,507	31,007
	Boiron SA	28,682	1,281,271
	Boizel Chanoine Champagne SA	6,606	621,867
	Bonduelle SCA	13,650	1,375,203
	Bongrain SA	15,028	1,344,996
#	Bourbon SA	182,470	7,947,328
*	Boursorama SA	34,687	410,742
#*	Bull SA	309,488	2,148,030
	Burelle SA	3,894	1,300,095
	Cafom SA	5,092	88,580
	Canal Plus SA	306,742	2,253,457
	CBo Territoria SA	28,320	166,381
	Cegedim SA	16,591	936,282
	CEGID Group SA	3,517	109,517
*	CFAO SA	23,353	1,013,997
*	Cie Generale de Geophysique - Veritas SA	155,462	5,697,595
	Ciments Francais SA	4,853	514,686
*	Club Mediterranee SA	68,548	1,640,030
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	103,551
*	CS Communication & Systemes SA	7,938	49,466
#	Damartex SA	21,101	706,307
#	Delachaux SA	26,973	3,141,334
*	Derichebourg SA	548,515	4,264,516
	Devoteam SA	10,200	275,885
*	Dynaction SA	14,454	184,026
#	EDF Energies Nouvelles SA	32,290	1,845,289
	Electricite de Strasbourg SA	21,982	3,650,039
	Entrepose Contracting SA	359	51,008
	Esso S.A.F.	9,411	1,283,113
#*	Establissements Maurel et Prom SA	323,678	7,932,547
*	Etam Developpement SA	1,148	47,827
	Euler Hermes SA	36,906	3,115,957
#*	Euro Disney SCA	55,332	650,064
#*	Eurofins Scientific SA	10,436	961,153

55

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Exel Industries SA	10,680	$646,309
	Faiveley Transport SA	4,989	509,832
#	Faurecia SA	87,585	3,756,116
	Fimalac SA	31,490	1,324,079
*	Fleury Michon SA	4,694	234,259
#*	Flo Groupe SA	29,358	276,098
#*	GameLoft SA	33,361	242,347
*	Gascogne SA	6,907	449,114
	Gaumont SA	14,184	792,599
#*	GECI International SA	59,392	206,537
#	Gemalto NV	149,247	7,127,441
#	Gevelot SA	3,584	304,960
*	GFI Informatique SA	134,770	763,963
#	GIFI SA	7,360	827,170
	GL Events SA	18,704	697,368
	GPE Groupe Pizzorno SA	5,200	147,242
	Groupe Crit SA	24,255	790,778
*	Groupe Go Sport SA	1,695	41,590
	Groupe Gorge SA	18,510	232,702
	Groupe Guillin SA	1,200	119,306
*	Groupe Open SA	27,590	252,371
*	Groupe Partouche SA	30,312	118,968
	Groupe Steria SCA	71,983	2,120,333
*	Guerbet SA	6,577	745,890
#	Guyenne et Gascogne SA	25,083	3,704,560
*	Haulotte Group SA	61,352	1,333,529
#	Havas SA	1,237,226	6,607,250
#*	Hi-Media SA	71,438	426,261
*	Idsud SA	2,227	90,322
*	IMS International Metal Service SA	48,141	1,202,366
	Ingenico SA	118,736	5,777,906
	Inter Parfums SA	3,800	141,247
	Ipsen SA	52,634	1,866,549
#	Ipsos SA	89,607	4,203,661
*	Kaufman & Broad SA	4,383	127,646
	Korian SA	7,905	191,476
	Laurent-Perrier SA	12,546	1,773,673
*	LDC SA	19	2,199
	Lectra SA	83,499	702,566
	Lisi SA	16,907	1,590,043
*	LVL Medical Groupe SA	18,786	464,772
	M6 Metropole Television SA	155,729	3,604,934
	Maisons France Confort SA	3,317	158,964
*	Manitou BF SA	48,911	1,487,058
	Manutan International SA	13,379	1,031,520
*	Meetic SA	8,430	182,828
	Mersen SA	62,698	3,538,823
#	MGI Coutier SA	2,753	180,073
*	Modelabs Group SA	10,965	65,871
*	Montupet SA	1,081	11,463
	Mr. Bricolage SA	23,846	461,277
#	Naturex SA	9,261	804,277
#	Neopost SA	88,903	7,638,557
#*	Nexans SA	110,500	10,402,364
	Nexity SA	82,239	3,929,162
*	NicOx SA	13,013	33,962
	Norbert Dentressangle SA	20,989	2,482,032
*	NRJ Group SA	12,748	156,647
*	Oeneo SA	113,285	367,499
	Orpea SA	101,314	4,924,242
	Osiatis SA	1,400	12,347

56

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
#	PagesJaunes Groupe SA	384,634	$3,463,020
	Paris Orleans et Cie SA	2,430	68,857
*	Parrot SA	17,614	713,891
	Pierre & Vacances SA	18,411	1,532,774
	Plastic Omnium SA	95,424	3,110,050
	Plastivaloire SA	4,552	184,760
	PSB Industries SA	8,438	352,678
	Rallye SA	92,105	3,829,685
#*	Recylex SA	55,481	504,235
	Remy Cointreau SA	82,777	6,962,370
#	Rhodia SA	339,910	15,413,808
#	Robertet SA	3,167	556,018
#*	Rodriguez Group SA	31,298	246,767
	Rougier SA	6,115	327,800
#	Rubis SA	36,080	4,567,935
#*	S.T. Dupont SA	39,440	40,947
	SA des Ciments Vicat SA	20,414	1,714,608
#	Sabeton SA	13,500	274,525
	Saft Groupe SA	66,877	2,297,575
	SAMSE SA	8,342	935,787
	Sartorius Stedim Biotech SA	1,771	122,459
	SEB SA	20,340	2,128,887
*	Seche Environnement SA	2,655	245,750
#	Sechilienne SA	60,146	1,492,557
	Securidev SA	2,500	145,003
#	Sequana SA	46,996	705,038
*	Signaux Girod SA	894	51,798
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	194,258
#	Societe BIC SA	84,787	8,190,781
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,998,306
	Societe Pour l’Informatique Industrielle SA	40,908	359,186
	Societe Television Francaise 1 SA	171,170	3,122,448
#*	Soitec SA	383,996	4,264,223
*	Somfy SA	21,738	6,560,327
	Sopra Group SA	22,982	1,976,607
#*	Ste Industrielle d’Aviation Latecoere SA	7,117	126,143
	Stef-TFE SA	28,838	1,865,551
	Sucriere de Pithiviers Le Vieil SA	1,745	2,079,795
	Sword Group SA	7,395	209,781
	Synergie SA	32,941	1,027,925
#*	Technicolor SA	321,494	1,965,473
	Teleperformance SA	181,538	5,342,061
#	Tessi SA	5,050	518,290
#*	Theolia SA	215,705	406,076
#	Tonnellerie Francois Freres SA	3,839	167,088
*	Total Gabon SA	398	204,089
	Touax SA	775	34,860
	Toupargel Groupe SA	111	2,202
#*	Transgene SA	5,584	96,040
	Trigano SA	21,351	672,611
#*	UbiSoft Entertainment SA	223,352	2,239,926
	Union Financiere de France Banque SA	16,828	682,880
#*	Valeo SA	230,609	15,775,506
	Viel et Compagnie SA	158,130	817,695
#	Vilmorin & Cie SA	20,195	2,490,412
	Virbac SA	17,494	2,993,512
*	Vivalis SA	5,313	59,948
	VM Materiaux SA	6,914	441,600
#	Vranken Pommery Monopole SA	13,094	677,803
	Zodiac Aerospace SA	105,911	9,221,518

57

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
*	Zueblin Immobiliere France SA	1,285	$7,170
TOTAL FRANCE			326,571,152

GERMANY — (13.3%)
	A.S. Creation Tapeton AG	6,853	291,949
*	AAP Implantate AG	47,250	66,921
*	Aareal Bank AG	423,110	14,481,031
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	339
#*	ADVA AG Optical Networking	128,074	785,108
	AGROB Immobilien AG	5,800	84,002
#*	Air Berlin P.L.C.	117,774	528,596
#	Aixtron SE	314,748	10,742,870
*	Aligna AG	318,087	16,145
*	Allgeier Holding AG	1,692	29,692
	Amadeus Fire AG	16,192	721,140
*	Andreae-Noris Zahn AG	26,412	1,072,607
#	Asian Bamboo AG	29,133	1,097,857
	Augusta Technologie AG	26,396	710,038
	Aurubis AG	152,783	9,942,993
#	Baader Bank AG	132,511	572,552
#*	Balda AG	127,634	1,688,258
#	Bauer AG	21,678	922,265
#	BayWa AG	16,377	684,496
	Bechtle AG	41,242	1,846,586
	Bertrandt AG	23,001	1,745,991
*	Beta Systems Software AG	8,550	31,143
*	Bilfinger Berger SE	162,980	16,141,026
*	Biolitec AG	26,843	132,060
	Biotest AG	20,784	1,598,307
*	BKN International AG	33,408	1,356
*	BMP AG	43,506	68,771
#*	Borussia Dortmund GmbH & Co. KGaA	208,512	749,921
#	Carl Zeiss Meditec AG	84,141	1,875,244
	CAT Oil AG	47,541	469,620
	CENIT AG	914	6,776
*	Centrosolar Group AG	20,542	121,910
	Centrotec Sustainable AG	42,634	1,307,567
#*	Centrotherm Photovoltaics AG	28,152	1,243,028
	Cewe Color Holding AG	15,268	716,111
	Comdirect Bank AG	139,558	1,539,847
#	CompuGroup Medical AG	14,015	215,690
#*	Conergy AG	46,369	74,525
#*	Constantin Medien AG	314,299	835,414
	CropEnergies AG	51,891	405,559
	CTS Eventim AG	53,050	3,670,278
#*	Curanum AG	100,137	385,968
#*	D. Logistics AG	113,203	236,233
	DAB Bank AG	130,043	740,372
	Data Modul AG	11,455	232,108
	Delticom AG	3,507	375,166
	Demag Cranes AG	53,557	3,488,592
	Deutsche Beteiligungs AG	29,066	820,413
*	Deutsche Wohnen AG	182,941	3,185,120
*	Deutz AG	263,835	2,607,115
#*	Dialog Semiconductor P.L.C.	166,323	3,033,699
*	DIC Asset AG	21,964	277,725
	Dierig Holding AG	10,500	178,888
#	Douglas Holding AG	105,346	5,530,072
	Dr. Hoenle AG	14,858	290,990
	Draegerwerk AG & Co. KGaA	731	65,270
	Drillisch AG	158,285	1,843,698

58

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Duerr AG	36,111	$1,468,699
	DVB Bank SE	173,470	6,224,761
	Eckert & Ziegler AG	6,924	305,302
	Elexis AG	32,938	908,254
	Elmos Semiconductor AG	34,592	524,898
#*	ElreingKlinger AG	105,909	3,760,381
#*	Epigenomics AG	27,680	47,884
	Erlus AG	2,970	123,013
#*	Euromicron AG	6,147	188,799
#	Euwax AG	17,978	1,381,085
*	Evotec AG	1,165,338	4,305,958
#	Fielmann AG	56,670	6,314,994
*	FJA AG	217	577
#	Freenet AG	372,758	5,163,500
	Fuchs Petrolub AG	139,623	7,239,940
	GAGFAH SA	281,532	2,048,489
	GBW AG	28,417	568,118
	Gerresheimer AG	88,833	4,241,208
#	Gerry Weber International AG	44,554	2,927,942
	Gesco AG	10,010	924,144
#	GFK SE	72,083	3,805,311
*	GFT Technologies AG	66,050	379,334
#*	Gigaset AG	119,273	655,922
#*	Gildemeister AG	112,651	2,368,221
*	Grammer AG	28,005	699,046
	Grenkeleasing AG	33,471	2,127,096
*	H&R WASAG AG	21,428	621,396
	Hamborner REIT AG	28,257	287,991
	Hamburger Hafen und Logistik AG	55,006	2,390,136
*	Hansa Group AG	146,815	1,024,950
#	Hawesko Holding AG	19,463	1,038,895
*	Heidelberger Druckmaschinen AG	734,833	2,647,920
	Homag Group AG	13,586	313,698
*	IKB Deutsche Industriebank AG	21,843	21,281
	Indus Holding AG	45,532	1,583,412
	Innovation in Traffic Systems AG	23,949	642,817
#	Interseroh SE	21,642	1,608,403
#*	Intershop Communications AG	62,598	253,581
	Isra Vision Systems AG	10,917	306,147
*	IVG Immobilien AG	480,972	3,767,106
*	Jenoptik AG	162,963	1,522,046
*	Kampa AG	35,505	3,208
#	Kloeckner & Co. SE	341,221	10,279,419
*	Koenig & Bauer AG	4,664	105,373
	Kontron AG	189,937	2,026,889
#*	Krones AG	72,618	6,152,394
	KSB AG	3,632	2,814,066
*	Kuka AG	102,786	2,769,578
	KWS Saat AG	17,224	3,913,647
	Leifheit AG	12,500	370,595
#	Leoni AG	115,635	6,866,086
*	Loewe AG	25,187	206,987
	LPKF Laser & Electronics AG	20,347	395,837
#*	Manz Automation AG	5,470	260,847
#*	Masterflex AG	19,347	161,711
*	Maxdata Computer AG	94,120	16,515
	Mediclin AG	119,554	719,811
#*	Medigene AG	87,499	200,262
#	Medion AG	85,984	1,625,801
	Mensch und Maschine Software AG	27,532	187,206
#*	MLP AG	216,957	2,224,872

59

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
*	Mobotix AG	333	$27,754
*	Mologen AG	24,513	282,768
*	Morphosys AG	62,322	1,842,708
#*	MPC Muenchmeyer Petersen Capital AG	5,101	21,785
#	MTU Aero Engines Holding AG	176,697	14,113,186
	Muehlbauer Holding & Co. AG	14,905	800,706
	MVV Energie AG	114,055	4,501,591
	Nemetschek AG	24,668	1,178,744
*	Nexus AG	33,813	341,912
#*	Nordex SE	104,915	942,594
#	OHB AG	35,659	661,214
*	Oldenburgische Landesbank AG	4,234	225,052
	P&I Personal & Informatik AG	17,889	699,805
*	Patrizia Immobilien AG	17,448	130,902
	Pfeiffer Vacuum Technology AG	34,071	4,279,157
#*	Pfleiderer AG	158,664	103,083
#*	Phoenix Solar AG	15,055	375,365
	PNE Wind AG	167,451	542,610
	Praktiker AG	195,237	1,657,075
	Progress-Werk Oberkirch AG	6,250	376,856
#	PSI AG fuer Produkte und Systeme der Informationstechnologie	30,993	910,641
	PVA TePla AG	46,019	289,974
#*	Q-Cells SE	226,583	430,671
*	QSC AG	306,094	1,332,707
	R Stahl AG	14,410	611,391
#	Rational AG	15,420	4,070,681
*	REALTECH AG	13,541	137,588
	Renk AG	18,838	2,027,284
#	Repower Systems SE	5,276	970,300
	Rheinmetall AG	123,125	10,892,028
	Rhoen-Klinikum AG	406,308	9,807,444
*	Roth & Rau AG	15,929	474,339
	Ruecker AG	18,949	343,616
	S.A.G. Solarstrom AG	21,788	129,287
*	SAF-Holland SA	7,041	87,868
*	Schaltbau Holding AG	1,557	175,893
*	Sedo Holding AG	69,691	315,175
	Sektkellerei Schloss Wachenheim AG	14,520	155,779
*	SER Systems AG	9,400	286
#*	SGL Carbon SE	229,387	12,982,945
*	Silicon Sensor International AG	3,931	53,629
#*	Singulus Technologies AG	236,813	1,342,648
*	Sinner AG	2,660	60,493
#	Sixt AG	40,599	2,269,925
*	SKW Stahl-Metallurgie Holding AG	12,802	320,397
#*	Sky Deutschland AG	1,051,866	5,704,758
*	SM Wirtschaftsberatungs AG	18,841	137,978
#*	SMA Solar Technology AG	1,022	113,707
*	SMT Scharf AG	942	28,205
	Software AG	195,658	11,730,873
#*	Solar Millennium AG	34,471	913,062
*	Solar-Fabrik AG	13,966	76,743
#	Solarworld AG	285,203	3,823,122
#*	Solon SE	25,350	91,672
	Stada Arzneimittel AG	185,987	7,279,785
#	STINAG Stuttgarter Invest AG	35,003	950,926
	Stoehr & Co. AG	6,000	27,072
#	Stratec Biomedical Systems AG	27,909	1,241,859
*	Sunways AG	15,188	82,276
*	Suss Microtec AG	59,969	872,565
	Symrise AG	330,233	10,516,213

60

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Syzygy AG	30,656	$165,116
#*	TAG Immobilien AG	111,963	1,132,484
	Takkt AG	126,507	2,047,246
	TDS Informationstechnologie AG	89,063	603,412
#	Telegate AG	14,423	161,843
*	Tipp24 SE	4,772	240,705
	Tognum AG	210,779	7,900,855
*	Tomorrow Focus AG	113,715	774,340
#*	TUI AG	468,655	5,093,863
	UMS United Medical Systems International AG	7,531	82,916
	UmweltBank AG	17,805	705,863
	United Internet AG	167,408	3,519,427
	VBH Holding AG	9,415	60,243
*	Verbio AG	50,804	248,774
	Vossloh AG	37,975	5,330,284
	VTG AG	17,585	461,701
#	Wacker Neuson SE	35,878	618,870
*	Wanderer-Werke AG	7,903	802
	Washtec AG	926	13,034
	Wincor Nixdorf AG	119,287	8,623,243
#	Wirecard AG	284,730	5,095,972
	Wuerttembergische Lebensversicherung AG	27,308	712,040
#	Wuerttembergische Metallwarenfabrik AG	29,451	1,243,955
*	XING AG	5,288	415,193
	Zhongde Waste Technology AG	2,889	37,918
#*	zooplus AG	748	105,814
TOTAL GERMANY			392,845,362

GREECE — (2.2%)
*	Aegean Airlines S.A.	5,746	14,814
*	Aegek S.A.	120,000	40,000
#*	Agricultural Bank of Greece S.A.	75,249	148,992
	Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	87,977	61,589
*	Alfa Alfa Energy S.A.	3,810	7,680
*	Alpha Bank A.E.	391,899	1,973,581
*	Alumil Aluminum Industry S.A.	48,665	40,934
*	Alysida S.A.	2,376	6,860
*	Anek Lines S.A.	504,442	139,046
*	Astir Palace Hotels S.A.	93,886	305,281
*	Athens Medical Center S.A.	150,874	100,602
*	Atlantic Supermarkets S.A.	34,730	4,029
*	Attica Bank S.A.	184,869	209,013
*	Atti-Kat S.A.	56,554	3,277
	Autohellas S.A.	83,520	185,486
*	Babis Vovos International Construction S.A.	59,807	81,569
*	Balafas S.A.	15,200	4,188
*	Balkan Real Estate S.A.	5,450	3,202
	Bank of Cyprus Public Co., Ltd. S.A.	1,616,970	4,767,558
	Bank of Greece S.A.	74,467	2,812,407
*	Daios Plastics S.A.	16,350	127,801
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	275,576	152,259
#*	EFG Eurobank Ergasias S.A.	794,706	3,727,786
*	Elastron S.A.	99,815	104,218
*	Elbisco Holding S.A.	28,098	24,448
	Elektrak S.A.	37,647	108,590
*	Elektroniki Athinon S.A.	22,490	6,897
	Ellaktor S.A.	522,735	1,874,365
*	Etma Rayon S.A.	11,242	22,987
	Euro Reliance General Insurance Co. S.A.	54,730	38,879
*	Euromedica S.A.	67,698	24,603
	EYDAP Athens Water Supply & Sewage Co. S.A.	99,854	666,124

61

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	F.G. Europe S.A.	4,536	$3,658
*	Folli Follie Group S.A.	111,151	1,599,388
*	Forthnet S.A.	254,703	170,287
	Fourlis Holdings S.A.	142,900	858,412
	Frigoglass S.A.	90,234	1,269,563
*	GEK Terna S.A.	296,155	864,127
*	Geniki Bank S.A.	31,074	49,130
*	Halkor S.A.	226,556	272,915
*	Hellenic Cables S.A.	65,236	114,565
	Hellenic Exchanges S.A.	204,708	1,458,601
	Hellenic Petroleum S.A.	324,378	3,061,731
*	Hellenic Sugar Industry S.A.	78,005	116,834
	Heracles General Cement Co. S.A.	77,436	454,576
	Iaso S.A.	206,042	374,396
	Inform P. Lykos S.A.	32,970	45,862
*	Informatics S.A.	3,778	1,698
*	Intracom Holdings S.A.	294,871	205,304
*	Intracom Technical & Steel Constructions S.A.	82,402	87,313
	Intralot S.A. Integrated Lottery Systems & Services	431,249	919,995
*	Ionian Hotel Enterprises S.A.	16,914	343,392
*	Ipirotiki Software & Publications S.A.	22,110	62,202
	JUMBO S.A.	228,552	1,724,426
	Karelia Tobacco Co., Inc. S.A.	5,787	536,068
*	Kathimerini Publishing S.A.	47,170	179,292
*	Lambrakis Press S.A.	115,149	45,107
*	Lamda Development S.A.	905	5,184
*	Lan-Net S.A.	12,688	22,080
*	Lavipharm S.A.	69,881	43,525
	Loulis Mills S.A.	41,702	106,100
	Marfin Investment Group S.A.	2,250,074	2,024,068
#	Marfin Popular Bank PCL	3,467,331	3,116,148
	Metka S.A.	99,168	1,136,526
	Michaniki S.A.	165,545	60,080
	Motor Oil (Hellas) Corinth Refineries S.A.	157,511	1,937,380
*	Mytilineos Holdings S.A.	324,571	2,243,317
*	Neorion Holdings S.A.	14,991	5,448
*	Pegasus Publishing S.A.	95,344	20,695
*	Piraeus Bank S.A.	4,522,314	7,027,671
*	Piraeus Port Authority S.A.	19,061	373,029
*	Promota Hellas S.A.	8,860	2,955
*	Proton Bank S.A.	141,214	118,944
*	Public Power Corp. S.A.	97,078	1,391,900
*	Real Estate Development & Services S.A.	94,497	105,512
	S&B Industrial Minerals S.A.	68,336	446,170
	Sarantis S.A.	74,884	311,690
*	Selected Textile S.A.	69,947	41,726
*	Sfakianakis S.A.	88,886	37,381
*	Sidenor Steel Products Manufacturing Co. S.A.	20,736	80,946
*	Spyroy Agricultural Products S.A.	61,348	60,576
*	T Bank S.A.	228,007	23,252
*	Technical Olympic S.A.	2,237	6,002
*	Teletypos S.A. Mega Channel	77,669	220,327
	Terna Energy S.A.	114,990	435,740
*	Themeliodomi S.A.	37,422	20,079
	Thessaloniki Port Authority S.A.	6,936	134,725
	Thessaloniki Water Supply & Sewage Co. S.A.	11,146	74,338
	Thrace Plastics Co. S.A.	104,616	77,491
	Titan Cement Co. S.A.	175,188	4,223,728
#*	TT Hellenic Postbank S.A.	695,353	2,876,539
*	Varvaressos S.A. European Spinning Mills	36,350	7,907

62

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Viohalco S.A.	409,999	$2,378,371
TOTAL GREECE			63,805,457

IRELAND — (2.5%)
	Abbey P.L.C.	84,370	613,854
*	Aer Lingus Group P.L.C.	763,185	819,184
*	Allied Irish Banks P.L.C.	1,323,599	273,031
*	Aminex P.L.C.	496,086	50,328
	C&C Group P.L.C. (B010DT8)	399,607	2,092,897
	C&C Group P.L.C. (B011Y09)	1,014,594	5,279,120
	DCC P.L.C. (0242493)	308,989	8,826,262
	DCC P.L.C. (4189477)	18,170	517,888
	Donegal Creameries P.L.C.	26,085	153,512
	Dragon Oil P.L.C.	1,347,570	11,344,286
*	Elan Corp. P.L.C.	74,754	858,039
	FBD Holdings P.L.C.	125,728	1,306,852
	Fyffes P.L.C.	1,020,533	620,591
	Glanbia P.L.C. (0066950)	700,613	4,855,766
	Glanbia P.L.C. (4058629)	69,229	479,402
	Grafton Group P.L.C.	505,559	2,476,192
	Greencore Group P.L.C. (0386410)	615,927	867,075
	Greencore Group P.L.C. (5013832)	189,468	267,084
	IFG Group P.L.C.	337,495	902,634
*	Independent News & Media P.L.C. (B59HWB1)	339,370	241,086
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	226,207
	Irish Continental Group P.L.C.	91,000	2,073,877
*	Kenmare Resources P.L.C. (0487948)	4,136,548	3,807,704
*	Kenmare Resources P.L.C. (4490737)	833	762
	Kingspan Group P.L.C. (0492793)	351,640	3,488,706
	Kingspan Group P.L.C. (4491235)	58,461	576,095
*	McInerney Holdings P.L.C.	697,135	40,034
	Paddy Power P.L.C. (0258810)	180,573	9,822,576
	Paddy Power P.L.C. (4828974)	10,071	548,022
*	Providence Resources P.L.C.	62,580	257,863
*	Smurfit Kappa Group P.L.C.	453,572	5,404,597
	Total Produce P.L.C.	871,395	480,644
	United Drug P.L.C. (3302480)	820,214	2,808,518
	United Drug P.L.C. (3335969)	53,080	182,398
TOTAL IRELAND			72,563,086

ISRAEL — (2.4%)
*	Africa Israel Investments, Ltd.	254,834	1,601,223
*	Africa Israel Properties, Ltd.	31,703	316,828
	Africa Israel Residences, Ltd.	594	7,243
*	Airport City, Ltd.	40,233	184,775
	Alon Holdings Blue Square Israel, Ltd.	44,917	364,076
*	AL-ROV Israel, Ltd.	15,025	489,751
*	Alrov Properties & Lodgings, Ltd.	3,721	75,912
*	Alvarion, Ltd.	186,966	274,078
	Amot Investments, Ltd.	65,457	189,780
*	AudioCodes, Ltd.	159,083	836,359
	Avgol Industries 1953, Ltd.	98,800	81,047
*	Azorim Investment Development & Construction Co., Ltd.	189	410
	Bayside Land Corp.	1,177	289,791
*	Big Shopping Centers 2004, Ltd.	1,832	47,797
*	Biocell, Ltd.	19,162	154,684
*	BioLine RX, Ltd.	535,468	259,228
*	Blue Square Real Estate, Ltd.	2,817	69,745
	British Israel Investments, Ltd.	27,461	104,918
*	Ceragon Networks, Ltd.	16,022	179,274
*	Clal Biotechnology Industries, Ltd.	146,663	826,308

63

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ISRAEL — (Continued)
	Clal Industries & Investments, Ltd.	285,112	$2,090,445
	Clal Insurance Enterprises Holdings, Ltd.	83,321	2,041,099
*	Compugen, Ltd.	26,256	108,907
	Dan Vehicle & Transportation D.V.T., Ltd.	293	2,425
	Delek - The Israeli Fuel Corp., Ltd.	2,909	66,823
	Delek Automotive Systems, Ltd.	107,838	1,210,475
*	Delek Energy Systems, Ltd.	797	295,603
	Delta-Galil Industries, Ltd.	14,983	102,041
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	66,109
	DS Apex Holdings, Ltd.	33,141	182,181
*	El Al Israel Airlines, Ltd.	738,714	210,811
*	Elbit Medical Imaging, Ltd.	53,265	328,916
	Electra (Israel), Ltd.	4,994	553,540
*	Electra Real Estate, Ltd.	19,237	105,625
*	Elron Electronic Industries, Ltd.	57,768	292,876
*	Evogene, Ltd.	51,289	242,476
*	EZchip Semiconductor, Ltd.	47,448	1,722,147
	First International Bank of Israel, Ltd.	98,118	1,454,856
	FMS Enterprises Migun, Ltd.	10,300	250,609
*	Formula Systems, Ltd.	27,112	471,490
	Frutarom Industries, Ltd.	162,348	1,675,130
*	Fundtech, Ltd.	10,817	215,808
*	Gilat Satellite Networks, Ltd.	57,598	262,765
*	Given Imaging, Ltd.	31,987	643,803
	Golf & Co., Ltd.	57,649	285,424
	Granite Hacarmel Investments, Ltd.	144,714	294,107
*	Hadera Paper, Ltd.	9,516	661,266
	Harel Insurance Investments & Finances, Ltd.	34,332	1,917,167
*	Hot Telecommunications Systems, Ltd.	92,836	1,670,464
*	Industrial Building Corp., Ltd.	134,849	283,196
*	Israel Discount Bank, Ltd.	971,957	1,916,233
	Israel Land Development Co., Ltd. (The)	22,615	218,771
	Ituran Location & Control, Ltd.	84,441	1,196,413
*	Jerusalem Oil Exploration, Ltd.	29,594	527,141
*	Kamada, Ltd.	110,315	849,801
	Maabarot Products, Ltd.	21,999	240,803
*	Magic Software Enterprises, Ltd.	693	3,364
*	Makhteshim-Agan Industries, Ltd.	657,045	3,671,326
	Matrix IT, Ltd.	171,428	1,029,197
	Melisron, Ltd.	15,644	358,035
*	Mellanox Technologies, Ltd.	84,859	2,474,639
*	Menorah Mivtachim Holdings, Ltd.	101,061	1,105,443
	Migdal Insurance & Financial Holding, Ltd.	934,324	1,630,495
	Mizrahi Tefahot Bank, Ltd.	168,053	1,788,575
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	362,509
*	Ness Technologies, Inc.	14,075	106,815
	Neto M.E. Holdings, Ltd.	5,411	292,818
	NetVision, Ltd.	32,732	454,773
*	NICE Systems, Ltd.	59,281	2,143,337
*	NICE Systems, Ltd. Sponsored ADR	90,739	3,299,270
*	Nitsba Holdings 1995, Ltd.	51,236	494,530
*	Oil Refineries, Ltd.	3,239,580	2,222,503
*	Orckit Communications, Ltd.	38,290	87,341
	Ormat Industries, Ltd.	293,852	1,939,888
	Osem Investments, Ltd.	101,782	1,663,303
	Paz Oil Co., Ltd.	12,287	1,914,859
	Phoenix Holdings, Ltd. (The)	195,715	662,163
	Plasson Industries, Ltd.	3,076	76,528
*	RADVision, Ltd.	20,150	160,674
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	969,810
*	Retalix, Ltd.	65,875	938,643

64

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ISRAEL — (Continued)
	Scailex Corp, Ltd.	29,002	$432,486
	Shikun & Binui, Ltd.	794,937	1,985,394
*	Space Communication, Ltd.	11,241	197,573
	Strauss Group, Ltd.	122,758	1,880,595
*	Suny Electronic, Ltd.	33,820	354,611
	Super-Sol, Ltd. Series B	368,517	2,138,137
*	Tower Semiconductor, Ltd.	1,325,086	1,567,781
	Union Bank of Israel, Ltd.	103,064	480,126
TOTAL ISRAEL			69,898,514

ITALY — (7.1%)
#*	A.S. Roma SpA	293,436	296,307
	ACEA SpA	280,731	2,879,225
	Acegas-APS SpA	110,973	684,061
*	Acotel Group SpA	810	36,661
*	Aedes SpA	1,412,879	277,530
	Aeroporto de Firenze SpA	17,399	282,597
#	Alerion Cleanpower SpA	67,767	490,955
	Amplifon SpA	189,650	1,181,207
	Ansaldo STS SpA	275,622	3,863,942
	Arnoldo Mondadori Editore SpA	392,186	1,384,941
	Ascopiave SpA	114,826	258,007
	Astaldi SpA	228,281	1,680,793
	Autogrill SpA	397,526	5,220,388
	Azimut Holding SpA	454,770	4,245,746
	Banca Finnat Euramerica SpA	685,945	432,312
#	Banca Generali SpA	131,963	1,830,158
	Banca IFIS SpA	102,347	695,665
	Banca Piccolo Credito Valtellinese Scarl	760,746	3,104,953
#	Banca Popolare dell’Emilia Romagna Scrl	635,354	7,119,012
*	Banca Popolare dell’Etruria e del Lazio Scarl	92,426	268,057
#	Banca Popolare di Milano Scarl	1,092,906	2,579,103
#	Banca Popolare di Sondrio Scarl	867,074	7,219,179
	Banca Profilo SpA	483,213	226,558
	Banco di Desio e della Brianza SpA	232,296	1,199,880
#	BasicNet SpA	101,215	354,035
	Beghelli SpA	427,981	383,993
#	Benetton Group SpA	220,256	1,744,035
*	Biesse SpA	54,004	434,991
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	387,979
	Brembo SpA	162,145	2,311,538
*	Brioschi Sviluppo Immobiliare SpA	168,711	34,931
#	Bulgari SpA	525,731	9,282,070
*	Buongiorno SpA	395,420	802,882
#*	Buzzi Unicem SpA	284,221	3,968,933
#	C.I.R. SpA - Compagnie Industriali Riunite	1,614,226	4,045,262
	Cairo Communication SpA	18,550	80,533
	Caltagirone Editore SpA	6,045	12,624
	Caltagirone SpA	246,310	649,380
*	Carraro SpA	113,633	535,045
	Cembre SpA	40,330	441,461
	Cementir Holding SpA	293,286	808,775
*	Class Editore SpA	165,655	82,888
	Credito Artigiano SpA	361,183	673,315
	Credito Bergamasco SpA	129,884	4,084,737
	Credito Emiliano SpA	376,390	2,383,107
	CSP International Fashion Group SpA	13,481	23,330
*	Dada SpA	6,181	27,796
*	d’Amico International Shipping SA	133,519	149,308
#	Danieli & Co. SpA	58,099	1,606,972
	Datalogic SpA	32,086	295,390

65

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
	Davide Campari - Milano SpA	1,031,266	$8,468,419
	De Longhi SpA	305,654	3,569,508
#*	DeA Capital SpA	233,390	530,336
#	DiaSorin SpA	77,818	3,734,853
*	Digital Multimedia Technologies SpA	39,294	1,190,465
*	EEMS Italia SpA	110,285	182,182
	Elica SpA	44,844	84,293
	Emak SpA	57,399	324,208
	Engineering Ingegneria Informatica SpA	8,364	282,546
	ERG SpA	242,145	3,267,947
#*	ErgyCapital SpA	5,992	3,540
	Esprinet SpA	104,855	660,964
*	Eurotech SpA	82,279	239,699
#	Falck Renewables SpA	140,981	282,614
#*	Fiera Milano SpA	37,863	247,244
#*	Fondiaria - SAI SpA	247,975	982,369
*	Gas Plus SpA	975	4,023
	Gefran SpA	32,485	187,582
*	Gemina SpA	1,815,266	1,858,400
	Geox SpA	305,569	1,832,308
*	Gruppo Ceramiche Ricchetti SpA	100,487	36,382
*	Gruppo Coin SpA	121,022	1,129,402
	Gruppo Editoriale L’Espresso SpA	670,242	1,839,931
	Gruppo MutuiOnline SpA	13,350	89,494
	Hera SpA	1,822,830	3,862,195
*	I Grandi Viaggi SpA	98,547	140,212
	Immsi SpA	743,533	894,701
*	Impregilo SpA	1,243,552	3,902,762
#	Indesit Co. SpA	185,473	1,842,711
	Industria Macchine Automatiche SpA	58,626	1,288,343
	Industria Romagnola Conduttori Elettrici SpA	43,452	139,067
*	Intek SpA	267,440	150,645
	Interpump Group SpA	255,327	2,184,919
	Iren SpA	1,758,434	3,161,938
	Isagro SpA	10,591	51,164
#	Italcementi SpA	279,135	2,611,319
*	Italmobiliare SpA	28,096	1,027,096
#*	Juventus Football Club SpA	118,274	149,206
#*	Kerself SpA	38,610	116,218
	KME Group SpA	747,551	363,074
#	Landi Renzo SpA	203,171	633,275
#*	Lottomatica SpA	177,645	3,445,751
#	Maire Tecnimont SpA	601,549	1,102,166
	Marcolin SpA	60,096	440,078
#*	Mariella Burani SpA	32,721	—
	Marr SpA	132,607	1,708,773
#	Mediolanum SpA	592,750	2,735,798
#*	Milano Assicurazioni SpA	907,587	506,436
*	Monrif SpA	315,834	174,480
*	Montefibre SpA	139,554	30,844
	Nice SpA	28,905	125,762
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	80,839
	Piaggio & C. SpA	511,332	2,144,305
*	Pininfarina SpA	82,321	471,287
	Pirelli & Co. SpA	657,369	7,108,635
*	Poltrona Frau SpA	44,004	79,835
*	Prelios SpA	2,389,900	1,681,743
#*	Premafin Finanziaria SpA	961,257	787,608
	Prysmian SpA	653,038	13,145,865
#*	RCS MediaGroup SpA	100,608	167,090

66

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
	Recordati SpA	408,182	$4,486,173
	Reply SpA	7,783	224,746
*	Retelit SpA	102,780	64,970
*	Richard-Ginori 1735 SpA	140,800	8,596
	Sabaf SpA	24,109	694,106
	SAES Getters SpA	30,068	371,399
*	Safilo Group SpA	140,163	2,229,996
*	Saras SpA	1,269,180	2,702,874
	SAVE SpA	4,527	48,771
	Screen Service Broadcasting Technologies SpA	152,715	103,426
#*	Seat Pagine Gialle SpA	2,988,837	262,252
	Societa Iniziative Autostradali e Servizi SpA	217,716	2,493,663
	Societe Cattolica di Assicurazoni Scrl SpA	180,734	4,393,952
	Sogefi SpA	186,290	698,585
	Sol SpA	166,511	1,409,527
*	Sorin SpA	1,139,193	3,229,640
*	Stefanel SpA	112,528	100,449
	Tamburi Investment Partners SpA	24,875	53,436
*	Telecom Italia Media SpA	1,206,455	384,520
#*	Tiscali SpA	3,437,478	315,600
	Tod’s SpA	47,508	6,364,321
#	Trevi Finanziaria SpA	138,583	2,014,369
*	Uni Land SpA	51,835	37,885
*	Unipol Gruppo Finanziario SpA	2,979,332	1,622,073
	Vianini Industria SpA	59,070	108,680
	Vianini Lavori SpA	175,180	1,093,437
	Vittoria Assicurazioni SpA	121,346	678,827
#*	Yoox SpA	34,693	638,611
	Zignago Vetro SpA	27,216	218,330
TOTAL ITALY			209,600,610

NETHERLANDS — (4.4%)
	Aalberts Industries NV	384,012	8,986,209
	Accell Group NV	78,666	2,261,069
*	AFC Ajax NV	18,134	189,327
#*	AMG Advanced Metallurgical Group NV	75,084	1,403,243
#	Amsterdam Commodities NV	60,751	924,797
#	Arcadis NV	193,913	4,737,780
#	ASM International NV	205,174	8,083,593
*	Atag Group NV	4,630	1,947
	Batenburg Beheer NV	10,306	341,698
#	BE Semiconductor Industries NV	93,433	812,933
	Beter Bed Holding NV	72,418	1,970,734
	BinckBank NV	153,967	2,112,704
	Brunel International NV	51,660	2,278,003
*	Crown Van Gelder NV	18,307	140,657
	CSM NV	241,678	8,141,780
	Delta Lloyd NV	31,251	742,306
*	DOCdata NV	22,463	370,411
	Exact Holding NV	61,464	1,878,508
	Fornix Biosciences NV	25,050	53,318
#	Grontmij NV	77,359	1,537,049
	Heijmans NV	56,493	1,424,779
	Hunter Douglas NV	3,268	159,998
#	Imtech NV	272,621	9,636,928
#*	Kardan NV	89,500	410,502
	KAS Bank NV	50,870	741,410
#	Kendrion NV	39,829	1,021,302
	Koninklijke Bam Groep NV	844,427	5,296,163
	Koninklijke Ten Cate NV	107,008	4,327,786
#	Koninklijke Wessanen NV	186,349	765,244

67

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NETHERLANDS — (Continued)
*	LBi International NV	148,925	$367,028
	Macintosh Retail Group NV	47,892	1,153,958
	Mediq NV	212,792	4,101,232
#	Nederlandsche Apparatenfabriek NV	28,810	1,001,621
	Nutreco NV	143,733	10,564,400
*	Ordina NV	192,481	928,323
#*	Pharming Group NV	464,980	86,712
*	Punch Graphix NV	57,642	274,645
#*	Qurius NV	335,655	131,489
*	Roto Smeets Group NV	11,826	121,481
	Royal Reesink NV	1,708	195,362
	SBM Offshore NV	571,377	15,107,606
	Sligro Food Group NV	98,516	3,512,601
*	SNS Reaal Groep NV	493,889	2,201,533
#	Stern Groep NV	1,258	40,370
#	Telegraaf Media Groep NV	163,704	3,022,507
*	Textielgroep Twenthe NV	1,000	—
#	TKH Group NV	111,587	3,603,427
#*	TomTom NV	547,355	2,897,661
	Unit 4 NV	80,164	2,897,373
#	USG People NV	237,375	4,105,238
*	Wavin NV	159,609	2,407,479
TOTAL NETHERLANDS			129,474,224

NORWAY — (2.6%)
#	ABG Sundal Collier Holding ASA	743,363	809,889
#	Acta Holding ASA	588,069	297,727
	AF Gruppen ASA	2,718	25,658
	Aker ASA	2,312	61,511
#	Aktiv Kapital ASA	82,564	513,346
*	Algeta ASA	73,942	2,657,445
	Arendals Fosse Kompani ASA	100	32,700
	Atea ASA	246,557	2,592,483
	Austevoll Seafood ASA	216,567	1,248,693
*	Blom ASA	59,675	2,004
	Bonheur ASA	50,200	1,282,565
*	BW Offshore, Ltd. ASA	1,004,602	2,289,023
#	BWG Homes ASA	241,807	945,347
*	Camillo Eitze & Co. ASA	58,200	62,829
	Cermaq ASA	265,931	4,256,506
*	Clavis Pharma ASA	10,687	86,175
*	Copeinca ASA	76,559	710,211
*	Deep Sea Supply P.L.C. ASA	337,427	720,182
*	Det Norske Oljeselskap ASA	169,996	992,678
#*	DNO International ASA	3,379,836	3,861,821
*	Dockwise, Ltd. ASA	31,981	878,556
#*	DOF ASA	143,497	1,274,643
*	EDB ErgoGroup ASA	265,425	680,517
#*	Eitzen Chemical ASA	1,219,666	110,695
	Ekornes ASA	109,590	2,465,428
#*	Electromagnetic GeoServices ASA	326,537	702,337
*	Eltek ASA	706,605	645,045
	Farstad Shipping ASA	59,843	1,907,969
*	Fornebu Utvikling ASA	31,900	12,106
	Ganger Rolf ASA	54,510	1,331,943
	Golar LNG, Ltd. ASA	27,613	958,570
	Golden Ocean Group, Ltd. ASA	863,548	881,023
	Grieg Seafood ASA	122,305	283,090
#*	Havila Shipping ASA	22,400	212,613
*	Hurtigruten ASA	445,989	407,179
*	Intex Resources ASA	16,905	14,136

68

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NORWAY — (Continued)
#*	Kongsberg Automotive Holding ASA	1,766,658	$1,426,748
	Kongsberg Gruppen ASA	33,462	951,430
*	Kverneland ASA	258,080	294,669
	Leroey Seafood Group ASA	30,659	723,143
#*	Natural ASA	388,026	140,673
#	Nordic Semiconductor ASA	537,446	2,045,009
*	Norse Energy Corp. ASA	1,872,731	173,019
#*	Norske Skogindustrier ASA Series A	541,477	896,975
	Northern Offshore, Ltd. ASA	143,085	269,389
#*	Norwegian Air Shuttle ASA	75,844	1,397,596
#*	Norwegian Energy Co. ASA	720,771	917,427
*	Odfjell ASA Series A	92,300	735,785
	Olav Thon Eiendomsselskap ASA	12,960	2,158,450
#	Opera Software ASA	295,148	1,858,635
#*	Panoro Energy ASA	122,537	141,850
*	PCI Biotech ASA	3,357	29,878
*	Petrolia ASA	707,748	101,020
#*	Photocure ASA	33,562	274,491
#*	Pronova BioPharma ASA	425,737	769,075
	Prosafe ASA	719,875	5,411,840
*	Q-Free ASA	80,000	243,461
#	Salmar ASA	14,823	146,707
*	Scana Industrier ASA	319,755	352,780
*	Seabird Exploration, Ltd. ASA	227,860	71,466
#*	Sevan Marine ASA	2,385,768	172,141
*	Siem Offshore, Inc. ASA	304,252	592,037
	Solstad Offshore ASA	57,727	1,266,402
*	Songa Offshore SE	598,986	2,965,364
	SpareBanken 1 SMN	273,273	2,474,990
	TGS Nopec Geophysical Co. ASA	37,973	1,065,609
	Tomra Systems ASA	619,160	5,388,945
*	TTS Marine ASA	47,759	95,396
	Veidekke ASA	327,908	2,983,649
	Wilh Wilhelmsen Holding ASA	62,749	1,787,774
TOTAL NORWAY			76,538,466

PORTUGAL — (0.9%)
#*	Altri SGPS SA	407,980	862,895
#*	Banco BPI SA	1,177,146	1,731,757
#*	Banco Comercial Portugues SA	5,253,843	3,125,048
*	Banif SGPS SA	544,105	491,276
*	Brisa SA	233,462	1,424,390
	Corticeira Amorim SGPS SA	223,729	321,335
	Ibersol SGPS SA	20,401	216,134
#*	Impresa SGPS SA	369,303	370,354
*	Investimentos Participacoes e Gestao SA	319,480	129,902
	Mota-Engil SGPS SA	359,581	833,847
	Novabase SGPS SA	65,729	262,816
*	ParaRede SGPS SA	94,525	30,256
#	Portucel-Empresa Produtora de Pasta de Papel SA	815,988	2,711,269
	Redes Energeticas Nacionais SA	538,104	1,933,731
#*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	182,236
	Sociedade de Investimento e Gestao SGPS SA	267,754	2,900,165
#*	Sonae Capital SGPS SA	41,386	18,713
#*	Sonae Industria SGPS SA	280,764	553,489
	Sonae SGPS SA	2,661,199	2,784,135
	Sonaecom SGPS SA	477,418	1,049,792
*	Sumol & Compal SA	67,967	136,091
	Teixeira Duarte SA	734,737	458,154
	Toyota Caetano Portugal SA	53,308	286,029
69

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
PORTUGAL — (Continued)
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	$2,885,400
TOTAL PORTUGAL			25,699,214

SPAIN — (4.7%)
#	Abengoa SA	152,311	4,617,559
	Adolfo Dominguez SA	20,351	241,255
#	Almirall SA	165,879	1,775,167
#*	Amper SA	96,925	490,328
#	Antena 3 de Television SA	269,528	2,225,137
*	Azkoyen SA	70,532	224,241
	Banco de Sabadell SA Convertible Shares	212,446	192,562
#*	Banco de Valencia SA	483,305	1,190,866
#	Banco Pastor SA	332,800	1,447,732
#	Bankinter SA	1,003,925	6,810,351
*	Baron de Ley SA	13,910	926,990
#	Bolsas y Mercados Espanoles SA	229,253	6,817,791
#	Caja de Ahorros del Mediterraneo SA	116,412	786,922
	Campofrio Food Group SA	95,179	987,574
#*	Cementos Portland Valderrivas SA	44,760	833,741
#*	Cie Automotive SA	94,574	836,821
*	Codere SA	57,009	776,324
	Compania Vinicola del Norte de Espana SA	16,119	361,954
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,415,144
#*	Corporacion Dermoestetica SA	30,628	65,316
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	19,208	199,794
	Duro Felguera SA	276,209	2,301,479
#	Ebro Foods SA	317,629	7,336,415
	Elecnor SA	198,254	3,128,227
*	Ercros SA	252,526	353,087
#	Faes Farma SA	569,409	1,725,473
*	Fersa Energias Renovables SA	24,239	41,497
#	Fluidra SA	50,893	206,243
#*	Fomento de Construcciones y Contratas SA	43,546	1,328,443
*	Gamesa Corp Tecnologica SA	679,990	5,493,808
#*	General de Alquiler de Maquinaria SA	32,241	73,995
#	Grifols SA	457,616	9,180,133
	Grupo Catalana Occidente SA	162,080	3,978,269
	Grupo Empresarial Ence SA	684,964	2,705,449
*	Grupo Ezentis SA	1,009,562	359,115
*	Grupo Tavex SA	244,131	142,697
	Iberpapel Gestion SA	25,850	613,985
#	Indra Sistemas SA	329,776	6,802,638
*	Inmobiliaria Colonial SA	2,628,251	217,247
	Inmobiliaria del Sur SA	2,902	46,346
#*	Jazztel P.L.C.	733,453	4,699,720
#*	La Seda de Barcelona SA	10,928,289	1,376,088
#	Laboratorios Farmaceuticos Rovi SA	44,844	356,163
	Mediaset Espana Comunicacion SA	308,403	2,681,582
#	Melia Hotels International SA	206,682	2,499,276
	Miquel y Costas & Miquel SA	26,111	811,526
#*	Natra SA	109,456	221,886
*	Natraceutical SA	645,689	276,429
#*	NH Hoteles SA	421,083	3,163,240
*	Nicolas Correa SA	26,994	81,315
	Obrascon Huarte Lain SA	142,309	5,443,165
	Papeles y Cartones de Europa SA	226,938	1,245,775
#	Pescanova SA	36,768	1,583,226
	Prim SA	39,424	306,295
#*	Promotora de Informaciones SA	824,471	1,930,984
#	Prosegur Cia de Seguridad SA	87,574	4,653,339
#*	Quabit Inmobiliaria SA	788,621	209,525

70

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (Continued)
*	Realia Business SA	266,463	$661,179
*	Renta Corp Real Estate SA	20,828	38,621
#*	Reyal Urbis SA	24,393	32,393
	Sacyr Vallehermoso SA	52,499	495,328
*	Sacyr Vallehermoso SA Issue 11	1,205	11,395
*	Service Point Solutions SA	727,483	412,066
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	227,522	522,646
#	Solaria Energia y Medio Ambiente SA	100,696	292,301
#*	SOS Corp. Alimentaria SA	1,371,618	1,055,707
	Tecnicas Reunidas SA	86,912	4,460,600
#	Telecomunicaciones y Energia SA	146,125	374,768
#*	Tubacex SA	427,191	1,752,195
*	Tubos Reunidos SA	416,951	1,311,573
	Unipapel SA	47,385	843,822
#*	Vertice Trescientos Sesenta Grados SA	57,183	17,060
	Vidrala SA	67,941	1,948,436
	Viscofan SA	183,430	7,297,556
#*	Vocento SA	196,990	948,460
*	Vueling Airlines SA	20,421	266,740
#*	Zeltia SA	637,268	2,102,748
TOTAL SPAIN			138,643,243

SWEDEN — (6.8%)
	Aarhuskarlshamn AB	87,763	2,541,277
	Acando AB	224,754	574,158
#*	Active Biotech AB	145,913	1,924,676
	AddNode AB	14,838	82,935
#	Addtech AB Series B	61,459	1,746,941
	AF AB	105,127	2,050,942
*	Alliance Oil Co., Ltd. GDR	4,264	74,118
*	Anoto Group AB	80,683	47,865
	Aros Quality Group AB	41,400	373,754
	Atrium Ljungberg AB Series B	20,767	261,531
	Avanza Bank Holding AB	57,979	1,773,490
	Axfood AB	93,882	3,305,307
	Axis Communications AB	183,851	3,738,642
#	B&B Tools AB	85,745	1,330,415
*	BE Group AB	170,187	1,050,509
	Beiger Electronics AB	53,856	654,283
	Beijer Alma AB	60,600	1,253,696
	Bergs Timber AB Series B	13,789	37,355
*	Betsson AB	104,736	2,506,606
	Bilia AB Series A	113,425	2,046,631
	Billerud AB	355,810	3,726,256
	BioGaia AB Series B	41,895	1,022,449
#*	BioInvent International AB	123,937	429,612
	Biotage AB	142,126	152,409
*	Bjorn Borg AB	64,280	523,663
*	Black Earth Farming, Ltd. AB	6,790	26,278
	Bong Ljungdahl AB	24,800	109,918
*	Boras Waefveri AB Series B	6,564	1,370
	Brinova Fastigheter AB	98	1,644
*	Bure Equity AB	284,971	1,432,731
	Cantena AB	56,762	996,853
	Castellum AB	543,681	8,140,898
*	Catella AB	226,140	407,774
#	Clas Ohlson AB Series B	124,325	1,751,086
	Cloetta AB	55,296	293,250
#*	Concentric AB	139,583	966,568
	Concordia Maritime AB Series B	70,300	178,404
	Connecta AB	22,820	288,204

71

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
*	Consilium AB Series B	16,994	$53,843
	CyberCom Group AB	49,332	125,359
#*	Dedicare AB Series B	16,575	75,994
#*	Diamyd Medical AB	52,148	94,018
	DORO AB	94,695	438,328
	Duni AB	84,898	817,905
	East Capital Explorer AB	51,309	595,456
	Elekta AB Series B	255,842	12,137,880
#*	Enea AB	56,200	369,124
#*	Eniro AB	170,822	602,212
*	Etrion Corp. AG	42,476	33,456
	Fabege AB	475,274	4,777,028
	Fagerhult AB	16,891	471,480
*	Fastighets AB Balder Class B	147,295	738,672
	Fenix Outdoor AB	3,846	99,216
	G & L Beijer AB Series B	28,903	1,158,835
*	Global Health Partner AB	827	1,688
	Gunnebo AB	174,854	1,126,062
#	Hakon Invest AB	156,352	2,211,719
#*	Haldex AB (4407599)	150,208	803,468
*	Haldex AB (B5W1GQ3)	150,208	712,426
	Heba Fastighets AB Series B	43,500	444,189
#	Hexpol AB	80,096	2,289,002
#*	HIQ International AB	167,909	982,061
	HMS Networks AB	6,589	113,020
#	Hoganas AB Series B	91,448	3,656,474
	Holmen AB	176,586	5,506,413
*	HQ AB	19,037	20,791
	Hufvudstaden AB Class A	118,232	1,418,720
	Industrial & Financial Systems AB Series B	61,154	1,148,221
#	Indutrade AB	43,132	1,381,589
	Intrum Justitia AB	237,721	3,500,680
	JM AB	299,638	7,068,097
#	KappAhl AB	195,033	946,720
#*	Karo Bio AB	810,178	173,361
	Klovern AB	372,606	1,860,330
	KNOW IT AB	60,858	764,610
	Kungsleden AB	488,858	4,658,166
	Lagercrantz Group AB Series B	68,891	685,442
	Lammhults Design Group AB	19,547	84,622
	Lennart Wallenstam Byggnads AB Series B	385,959	4,102,692
#	Lindab International AB	108,781	1,190,407
#	Loomis AB	218,181	3,043,744
*	Lundin Petroleum AB	532,455	7,237,349
	Meda AB Series A	681,724	7,425,971
#*	Medivir AB	75,635	1,577,176
	Mekonomen AB	61,949	2,150,041
*	Micronic Mydata AB	308,219	740,927
*	Midsona AB Series B	1,733	4,354
*	NCC AB Series A	2,779	61,539
	NCC AB Series B	297,398	6,765,866
	Nederman Holding AB	3,347	64,693
#*	Net Entertainment NE AB	37,521	357,166
#*	Net Insight AB	1,181,753	584,735
	New Wave Group AB Series B	152,864	1,099,865
#	NIBE Industrier AB	237,265	4,112,589
	Niscayah Group AB	1,099,785	3,199,273
*	Nobia AB	493,534	3,249,656
	Nolato AB Series B	75,775	775,999
*	Nordic Mines AB	94,674	942,703
	Nordnet AB	145,882	486,885

72

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
*	Observer AB	1,668	$12,522
	OEM International AB Series B	44,400	427,297
#*	Opcon AB	11,134	22,046
#	ORC Software AB	70,376	936,857
*	Orexo AB	63,035	363,373
	Oriflame Cosmetics SA	18,615	917,892
*	PA Resources AB	1,363,019	859,500
*	Partnertech AB	28,800	146,528
	Peab AB Series B	580,231	4,148,152
	Poolia AB Series B	33,150	146,191
	Pricer AB	252,242	466,294
	ProAct IT Group AB	29,271	609,539
#	Proffice AB	231,361	1,187,270
	Profilgruppen AB	13,582	93,999
#	RaySearch Laboratories AB	45,598	173,057
	Readsoft AB Series B	63,310	151,630
*	Rederi AB Transatlantic	112,133	372,142
*	Rezidor Hotel Group AB	264,241	1,671,980
#*	RNB Retail & Brands AB	411,548	209,238
	Rottneros AB	141,122	90,646
	Saab AB	162,315	3,715,873
	Sagax AB	782	24,774
#*	SAS AB	482,002	1,296,624
	Seco Tools AB	83,135	1,350,544
*	Sectra AB	17,656	122,916
*	Semcon AB	39,900	274,950
	Sigma AB Series B	25,800	29,949
	Sintercast AB	11,800	94,451
#	Skistar AB	97,008	1,569,983
*	Studsvik AB	21,900	167,930
	Sweco AB	187,009	1,842,210
#*	Swedish Orphan Biovitrum AB	403,814	1,598,242
*	Systemair AB	4,301	64,355
*	TradeDoubler AB	138,527	886,309
	Trelleborg AB Series B	928,357	10,331,545
#	Uniflex AB Series B	18,150	134,732
	VBG AB Series B	1,084	19,928
	Vitrolife AB	45,755	284,337
	Wihlborgs Fastigheter AB	210,761	3,044,785
TOTAL SWEDEN			201,005,395

SWITZERLAND — (13.7%)
	Acino Holding AG	8,398	831,102
*	Addex Pharmaceuticals, Ltd. AG	1,491	19,491
	Advanced Digital Broadcast Holdings SA	2,024	49,568
*	Affichage Holding SA	5,703	1,062,153
	AFG Arbonia-Forster Holding AG	46,165	1,693,045
	Allreal Holding AG	34,807	5,734,328
	ALSO-Actebis Holding AG	16,195	981,928
#	Aryzta AG	289,931	15,571,604
	Ascom Holding AG	160,822	2,378,989
*	Austriamicrosystems AG	35,287	1,747,300
*	Autoneum Holding AG	15,956	1,672,937
#	Bachem Holdings AG	24,136	1,376,808
	Bank Coop AG	31,460	2,531,808
	Bank Sarasin & Cie AG Series B	182,505	7,229,677
	Banque Cantonale de Geneve SA	4,021	1,078,157
	Banque Cantonale du Jura SA	4,500	352,594
	Banque Cantonale Vaudoise AG	8,999	5,400,857
	Banque Privee Edmond de Rothschild SA	157	4,434,652
	Barry Callebaut AG	6,333	6,280,511

73

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
	Basellandschaftliche Kantonalbank AG	582	$889,908
*	Basilea Pharmaceutica AG	18,473	1,350,341
	Basler Kantonalbank AG	4,236	723,880
	Belimo Holdings AG	1,830	3,935,483
	Bell AG	47	114,413
	Bellevue Group AG	27,519	623,065
	Berner Kantonalbank AG	23,232	6,820,734
	BKW FMB Energie AG	21,890	1,348,501
*	Bobst Group AG	39,409	1,478,000
	Bossard Holding AG	8,386	1,568,038
	Bucher Industries AG	33,342	7,353,445
	Burckhardt Compression Holding AG	6,584	2,005,790
	Calida Holding AG	7,920	273,226
	Carlo Gavazzi Holding AG	1,065	313,235
	Centralschweizerische Kraftwerke AG	145	56,735
	Cham Paper Holding AG	621	147,078
*	Charles Voegele Holding AG	32,044	1,711,203
*	Cicor Technologies, Ltd. AG	4,498	235,467
*	Cie Financiere Tradition SA	6,784	869,795
*	Clariant AG	590,095	11,289,340
	Coltene Holding AG	13,764	756,868
	Conzzeta AG	1,345	3,821,132
*	Cytos Biotechnology AG	3,034	21,810
	Daetwyler Holding AG	28,985	2,526,930
*	Dufry AG	65,162	8,213,227
	Edipresse SA	1,527	809,578
	EFG International AG	205,702	2,283,894
	EGL AG	3,044	3,066,279
*	ELMA Electronic AG	472	244,904
	Emmi AG	13,244	3,364,398
	EMS-Chemie Holding AG	28,622	5,825,909
	Energiedienst Holding AG	71,249	4,661,879
	Flughafen Zuerich AG	14,025	6,404,460
	Forbo Holding AG	6,314	4,797,891
#	Galenica Holding AG	18,828	12,068,068
	GAM Holding AG	780,910	12,848,623
*	Gategroup Holding AG	54,081	2,388,556
*	George Fisher AG	15,351	8,450,867
*	Gottex Fund Management Holdings, Ltd.	824	5,021
	Gurit Holding AG	1,489	964,300
	Helvetia Holding AG	22,754	9,748,567
*	Highlight Communications AG	6,278	41,487
	Huber & Suhner AG	8,604	566,965
	Implenia AG	49,733	1,626,886
	Inficon Holding AG	4,851	1,012,919
*	Interroll Holding AG	2,404	1,074,420
	Intershop Holding AG	3,559	1,332,664
	Kaba Holding AG	11,858	5,149,981
*	Kardex AG	21,055	526,371
	Komax Holding AG	9,976	1,168,122
#	Kudelski SA	107,664	1,665,854
*	Kuoni Reisen Holding AG	13,163	5,093,426
#	LEM Holding SA	3,667	2,530,440
	Liechtensteinische Landesbank AG	8,371	751,045
*	LifeWatch AG	55,532	304,942
#*	Logitech International SA	676,961	7,598,636
	Lonza Group AG	68,370	5,356,317
	Luzerner Kantonalbank AG	17,399	6,748,414
	Metall Zug AG	214	984,966
#*	Meyer Burger Technology AG	200,895	8,843,235
*	Micronas Semiconductor Holding AG	104,431	901,241

74

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
*	Mikron Holding AG	585	$5,463
	Mobilezone Holding AG	119,357	1,334,937
	Mobimo Holding AG	11,079	2,869,974
	Nobel Biocare Holding AG	478,680	9,761,354
*	OC Oerlikon Corp. AG	338,728	2,737,009
	Orascom Development Holding AG	4,209	138,780
	Orell Fuessli Holding AG	4,930	752,681
*	Panalpina Welttransport Holding AG	46,070	6,336,716
*	Parco Industriale e Immobiliare SA	600	2,498
	Partners Group Holding AG	28,691	5,078,689
	Petroplus Holdings AG	370,438	5,287,033
	Phoenix Mecano AG	3,100	2,386,781
*	Precious Woods Holding AG	49	846
	PSP Swiss Property AG	148,327	14,090,589
	PubliGroupe SA	1,404	256,231
*	Rieters Holdings AG	15,956	4,158,610
	Romande Energie Holding SA	2,714	4,989,744
*	Schaffner Holding AG	2,066	832,993
*	Schmolz & Bickenbach AG	27,552	341,791
*	Schulthess Group AG	15,750	1,020,963
	Schweiter Technologies AG	4,191	2,904,982
	Schweizerische National-Versicherungs-Gesellschaft AG	45,227	1,794,479
*	Siegfried Holding AG	8,312	1,013,065
	Sika AG	983	2,372,889
	Societa Elettrica Sopracenerina SA	2,340	656,973
	St. Galler Kantonalbank AG	9,942	5,468,343
#	Straumann Holding AG	21,440	5,170,382
	Sulzer AG	66,153	10,786,243
	Swiss Life Holding AG	93,938	15,405,961
	Swisslog Holding AG	914,407	978,649
*	Swissmetal Holding AG	13,504	80,233
	Swissquote Group Holding SA	47,450	2,541,899
	Tamedia AG	14,891	2,197,175
	Tecan Group AG	41,765	3,495,745
#*	Temenos Group AG	259,801	8,012,897
*	Tornos Holding AG	38,028	582,734
*	U-Blox AG	6,004	284,884
	Uster Technologies AG	1,678	73,001
	Valartis Group AG	936	19,904
#	Valiant Holding AG	45,484	6,817,600
	Valora Holding AG	12,070	3,707,716
	Vaudoise Assurances Holding SA	3,213	1,070,488
	Verwaltungs und Privat-Bank AG	7,026	924,373
	Vetropack Holding AG	139	296,561
	Villars Holding SA	150	95,450
#*	Von Roll Holding AG	124,847	527,820
	Vontobel Holdings AG	121,104	4,105,896
	VZ Holding AG	426	71,906
	Walliser Kantonalbank AG	1,416	1,272,322
	WMH Walter Meier Holding AG	4,738	1,238,288
	Ypsomed Holdings AG	5,826	328,730
	Zehnder Group AG	896	2,773,198
#*	Zueblin Immobilien Holding AG	94,865	413,598
	Zuger Kantonalbank AG	623	4,234,530
TOTAL SWITZERLAND			404,189,274

UNITED KINGDOM — (0.0%)
	Stolt-Nielsen, Ltd. P.L.C.	20,523	468,402
TOTAL COMMON STOCKS			2,492,524,512

75

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	$357
*	Deceuninck NV STRIP VVPR	247,412	359
#*	Nyrstar NV STRIP VVPR	178,031	1,549
*	RealDolmen NV STRIP VVPR	6,067	141
*	SAPEC SA STRIP VVPR	75	391
*	Zenitel NV STRIP VVPR	8,654	13
TOTAL BELGIUM			2,810

FRANCE — (0.0%)
*	Axway Software SA Rights 07/08/11	22,982	52,191

GERMANY — (0.0%)
*	Conergy AG Rigths 07/12/11	370,951	15,170

ITALY — (0.0%)
*	Fondiaria - SAI SpA Rights 07/15/11	247,975	622,113
*	Intek SpA Warrants 12/30/11	62,985	1,178
*	KME Group SpA Warrants 12/30/11	104,975	898
#*	Milano Assicurazioni SpA Rights 07/15/11	907,587	263,229
TOTAL ITALY			887,418

NORWAY — (0.0%)
*	Norse Energy Corp. ASA Rights 07/02/11	131,653	—
*	Petrolia ASA Rights 07/29/11	353,874	17,710
TOTAL NORWAY			17,710

SPAIN — (0.0%)
*	Faes Farma SA Rights 07/13/11	569,409	82,573
TOTAL RIGHTS/WARRANTS			1,057,872

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/11 (Collateralized by
	$1,720,000 FNMA 2.24%, 07/06/15, valued at $1,763,000) to be repurchased at
	$1,733,009	$1,733	1,733,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@	DFA Short Term Investment Fund	450,902,845	450,902,845
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11 (Collateralized
	by $44,808,611 FNMA 6.500%, 10/01/39, valued at $737,762)## to be repurchased at
	$723,297	$723	723,296
TOTAL SECURITIES LENDING COLLATERAL			451,626,141

TOTAL INVESTMENTS — (100.0%)
	(Cost $2,448,732,480)		$2,946,941,525

76

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (72.2%)
Consumer Discretionary — (7.8%)
*	AlarmForce Industries, Inc.	4,310	$46,163
	Astral Media, Inc. Class A	195,947	7,582,293
*	Azure Dynamics Corp.	1,049,423	293,788
#*	Ballard Power Systems, Inc.	376,152	592,826
	BMTC Group, Inc.	12,365	273,595
*	Brick, Ltd. (The)	81,007	231,821
#	Cineplex, Inc.	142,094	3,936,701
#*	Coastal Contacts, Inc.	230,945	608,223
	Cogeco Cable, Inc.	66,661	3,137,964
	Cogeco, Inc.	3,504	156,625
#	Corus Entertainment, Inc. Class B	295,300	6,292,099
*	DHX Media, Ltd.	800	747
#*	Dollarama, Inc.	197,346	6,684,944
	Dorel Industries, Inc. Class B	107,500	3,002,800
	easyhome, Ltd.	3,600	28,182
	Forzani Group, Ltd. Class A	137,700	3,760,711
	Gamehost, Inc.	2,233	26,163
*	Glacier Media, Inc.	137,300	331,701
	Glentel, Inc.	59,500	1,110,477
*	Great Canadian Gaming Corp.	299,900	2,385,020
	Groupe Aeroplan, Inc.	696,151	9,614,528
#*	Imax Corp.	270,137	8,792,162
#	Indigo Books & Music, Inc.	746	9,901
	Le Chateau, Inc. Class A	80,200	706,828
	Leon’s Furniture, Ltd.	141,475	1,852,692
	Linamar Corp.	191,380	4,355,634
#*	Martinrea International, Inc.	261,556	2,188,560
	MDC Partners, Inc.	2,598	46,845
#*	MEGA Brands, Inc.	37,107	375,129
*	Mood Media Corp.	25,671	79,852
	Quebecor, Inc. Class B	169,593	5,570,746
	Reitmans Canada, Ltd.	13,256	220,258
	Reitmans Canada, Ltd. Class A	202,400	3,219,261
#	RONA, Inc.	470,775	5,862,417
	Sears Canada, Inc.	28,360	515,182
	Torstar Corp. Class B	230,377	2,866,425
	TVA Group, Inc. Class B	7,000	90,725
	Uni-Select, Inc.	56,056	1,582,088
#	Yellow Media, Inc.	1,067,617	2,656,727
Total Consumer Discretionary			91,088,803

Consumer Staples — (2.0%)
	Alliance Grain Traders, Inc.	54,630	1,461,407
	Andrew Peller, Ltd.	400	3,675
*	Atrium Innovations, Inc.	145,836	2,396,703
#*	BioExx Specialty Proteins, Ltd.	540,917	560,855
	Canada Bread Co., Ltd.	14,021	639,664
#	Colabor Group, Inc.	33,422	339,262
	Corby Distilleries, Ltd.	62,232	1,045,319
#*	Cott Corp.	489,396	4,105,152
*	GLG Life Tech Corp.	24,294	162,976
	High Liner Foods, Inc.	2,500	41,500
#	Jean Coutu Group (PJC), Inc. Class A (The)	400,161	4,568,171
	Liquor Stores N.A., Ltd.	25,185	389,089
	Maple Leaf Foods, Inc.	331,126	4,082,211
*	North West Co., Inc. (The)	77,698	1,630,574
#	Premium Brands Holdings Corp.	52,805	895,186
	Rogers Sugar, Inc.	15,571	86,698

77

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
*	SunOpta, Inc.	187,529	$1,329,979
*	Sun-Rype Products, Ltd.	100	758
Total Consumer Staples			23,739,179

Energy — (18.3%)
*	Advantage Oil & Gas, Ltd.	616,631	4,884,712
	Akita Drilling, Ltd.	42,000	511,691
#	AltaGas, Ltd.	276,864	7,392,035
*	Alter NRG Corp.	28,863	30,226
#*	Anderson Energy, Ltd.	517,691	429,419
*	Angle Energy, Inc.	287,432	2,989,209
*	Antrim Energy, Inc.	487,500	556,016
#*	Arsenal Energy, Inc.	431,450	313,147
	AvenEx Energy Corp.	51,796	307,731
#*	Bankers Petroleum, Ltd.	810,182	5,779,514
*	Bellatrix Exploration, Ltd.	431,502	2,031,229
*	Bengal Energy, Ltd.	96,067	114,549
#*	Birchcliff Energy, Ltd.	355,600	4,800,572
#*	BlackPearl Resources, Inc.	954,830	6,742,073
*	BNK Petroleum, Inc.	19,372	92,798
#	Bonterra Energy Corp.	39,362	2,317,356
*	C&C Energia, Ltd.	2,900	29,468
#	Calfrac Well Services, Ltd.	114,664	3,777,153
*	Calmena Energy Services, Inc.	95,771	49,651
*	Calvalley Petroleum, Inc.	345,539	781,041
#	Canadian Energy Services & Technology Corp.	42,561	1,379,057
	Canyon Services Group, Inc.	134,549	1,858,254
#	Cathedral Energy Services, Ltd.	92,420	685,160
*	CE Franklin, Ltd.	20,400	192,694
*	Celtic Exploration, Ltd.	269,000	5,949,266
*	Cequence Energy, Ltd.	191,170	660,061
*	Chinook Energy, Inc.	92,783	162,583
*	CIC Energy Corp.	31,465	93,959
*	Cinch Energy Corp.	301,365	631,196
#*	Compton Petroleum Corp.	779,146	96,944
*	Connacher Oil & Gas, Ltd.	1,458,126	1,587,467
#*	Corridor Resources, Inc.	367,780	1,128,756
#*	Crew Energy, Inc.	285,496	4,440,292
*	Crocotta Energy, Inc.	89,968	271,457
#	Daylight Energy, Ltd.	724,488	7,023,654
#*	Delphi Energy Corp.	358,035	790,725
#*	Denison Mines Corp.	1,171,583	2,235,173
#	Enbridge Income Fund Holdings, Inc.	59,863	1,161,942
*	Enerflex, Ltd.	279,959	3,602,355
	Ensign Energy Services, Inc.	448,952	8,900,370
*	Epsilon Energy, Ltd.	180,811	661,789
*	Equal Energy, Ltd.	54,416	365,613
#*	Essential Energy Services, Ltd.	216,364	475,599
*	Fairborne Energy, Ltd.	319,229	1,572,231
*	Flint Energy Services, Ltd.	148,100	2,140,613
*	Forsys Metals Corp.	301,702	469,234
*	Galleon Energy, Inc. Class A	298,237	933,875
*	GeoMark Exploration, Ltd.	82,540	89,006
*	Gran Tierra Energy, Inc.	662,799	4,363,911
#*	Ivanhoe Energy, Inc.	936,785	1,777,507
#	Keyera Corp.	92,651	4,197,130
*	Legacy Oil & Gas, Inc.	438,795	5,327,689
#*	Mega Uranium, Ltd.	796,410	280,760
#*	MGM Energy Corp.	14,000	2,468
*	Midway Energy, Ltd.	244,168	1,060,774
#	Mullen Group, Ltd.	274,057	5,765,583

78

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
#	NAL Energy Corp.	493,588	$5,650,072
#*	North American Energy Partners, Inc.	52,956	408,515
#	Nuvista Energy, Ltd.	307,925	2,905,405
*	Open Range Energy Corp.	209,511	1,038,377
#*	OPTI Canada, Inc.	926,355	105,655
#*	Pace Oil & Gas, Ltd.	146,974	1,123,125
*	Paramount Resources, Ltd. Class A	139,127	3,990,101
#	Parkland Fuel Corp.	189,157	2,432,005
#	Pason Systems, Inc.	237,900	3,586,568
#	Perpetual Energy, Inc.	394,093	1,278,979
#*	Petrobank Energy & Resources, Ltd.	227,085	3,334,049
#	Petrominerales, Ltd.	7,062	207,295
#	Peyto Exploration & Development Corp.	140,274	3,127,058
	PHX Energy Services Corp.	25,316	288,478
*	Precision Drilling Corp.	773,845	11,112,814
#	Progress Energy Resources Corp.	421,507	6,000,613
#	Provident Energy, Ltd.	568,993	5,085,510
*	Pulse Seismic, Inc.	260,180	542,238
#*	Questerre Energy Corp.	700,260	631,682
#*	RMP Energy, Inc.	221,980	529,373
*	Rock Energy, Inc.	100,733	430,318
*	Savanna Energy Services Corp.	298,718	2,694,641
*	Secure Energy Services, Inc.	12,727	126,419
	ShawCor, Ltd.	222,500	6,833,377
*	Sonde Resources Corp.	56,155	182,244
#*	Southern Pacific Resource Corp.	1,054,731	1,695,094
#*	SouthGobi Resources, Ltd.	527,782	5,833,538
*	Strateco Resources, Inc.	143,143	70,499
*	Terra Energy Corp.	142,780	143,602
#*	Tethys Petroleum, Ltd.	274,989	307,935
#	Total Energy Services, Inc.	98,496	1,466,538
*	TransGlobe Energy Corp.	216,240	2,466,318
#	Trilogy Energy Corp.	191,610	4,738,347
#	Trinidad Drilling, Ltd.	471,000	4,092,467
#*	Twin Butte Energy, Ltd.	487,845	1,229,160
#*	UEX Corp.	608,088	636,807
#	Uranium One, Inc.	407,270	1,123,270
#*	Ur-Energy, Inc.	309,416	497,273
#	Veresen, Inc.	338,572	4,876,111
*	Vero Energy, Inc.	189,256	1,069,465
#*	Westfire Energy, Ltd.	124,054	881,093
*	Winstar Resources, Ltd.	91,701	375,570
*	Xtreme Coil Drilling Corp.	87,444	378,082
#	Zargon Oil & Gas, Ltd.	40,707	903,240
*	ZCL Composite, Inc.	90,700	333,853
Total Energy			213,027,910

Financials — (5.2%)
#	AGF Management, Ltd. Class B	330,879	6,418,939
	Altus Group, Ltd.	10,326	76,552
#	Brookfield Real Estate Services, Inc.	7,575	111,923
	Canaccord Capital, Inc.	289,695	3,712,614
#	Canadian Western Bank	240,300	7,674,053
#	Cash Store Financial Services, Inc. (The)	51,170	679,119
	Clairvest Group, Inc.	1,900	31,205
	Davis & Henderson Income Corp.	163,071	3,320,768
#*	Dundee Capital Markets, Inc.	189,580	226,053
*	EGI Financial Holdings, Inc.	14,650	128,204
	E-L Financial Corp., Ltd.	309	147,860
	Equitable Group, Inc.	50,183	1,495,942
*	Equity Financial Holdings, Inc.	800	9,730

79

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
	Fiera Sceptre, Inc.	36,300	$272,876
	Firm Capital Mortgage Investment Corp.	2,194	28,550
#	First Capital Realty, Inc.	40,000	683,498
	First National Financial Corp.	4,595	79,899
*	FirstService Corp.	112,879	3,907,958
*	Genesis Land Development Corp.	69,817	282,323
#	Genworth MI Canada, Inc.	41,456	1,091,366
	Gluskin Shef & Associates, Inc.	61,507	1,198,954
	GMP Capital, Inc.	281,100	3,727,792
	Guardian Capital Group, Ltd.	4,388	45,088
	Home Capital Group, Inc.	120,600	6,471,098
#	Killam Properties, Inc.	69,323	774,848
#*	Kingsway Financial Services, Inc.	244,847	241,179
#	Laurentian Bank of Canada	92,400	4,269,111
*	Mainstreet Equity Corp.	2,074	36,343
*	Melcor Developments, Ltd.	2,800	45,000
*	Pacific & Western Credit Corp.	9,000	19,597
#*	Sprott Resource Lending Corp.	743,203	1,294,604
#	Sprott, Inc.	235,063	1,801,146
#	TMX Group, Inc.	231,476	10,512,363
#*	Westaim Corp.	145,481	76,930
Total Financials			60,893,485

Health Care — (2.1%)
#*	AEterna Zentaris, Inc.	178,231	389,929
*	Bioniche Life Sciences, Inc.	46,000	42,449
#*	Burcon NutraScience Corp.	61,338	501,796
*	Cangene Corp.	163,800	263,248
*	Cardiome Pharma Corp.	298,200	1,310,973
#	CML HealthCare, Inc.	62,698	606,535
#	Futuremed Healthcare Products Corp.	27,179	228,828
#*	Helix BioPharma Corp.	13,153	39,004
*	Imris, Inc.	70,379	486,001
#*	Labopharm, Inc.	281,600	40,877
#	Leisureworld Senior Care Corp.	33,534	377,255
	MDS, Inc.	464,108	5,072,008
*	Noveko International, Inc.	9,300	6,364
*	Nuvo Research, Inc.	415,600	34,474
#*	Oncolytics Biotech, Inc.	176,343	981,867
#*	Paladin Labs, Inc.	50,700	2,116,421
*	Patheon, Inc.	17,320	36,276
*	ProMetic Life Sciences, Inc.	939,197	131,465
*	QLT, Inc.	226,048	1,626,599
#*	Resverlogix Corp.	110,620	172,046
*	SXC Health Solutions Corp.	93,750	5,537,806
*	Tekmira Pharmaceuticals Corp.	5,073	12,624
#*	Theratechnologies, Inc.	297,100	1,346,184
*	Transition Therapeutics, Inc.	74,633	232,152
#*	TSO3, Inc.	130,952	270,200
	Valeant Pharmaceuticals International, Inc.	25,535	1,327,783
*	YM Biosciences, Inc.	229,419	644,643
Total Health Care			23,835,807

Industrials — (6.9%)
#	Aecon Group, Inc.	204,400	1,712,429
#	AG Growth International, Inc.	39,439	1,872,887
#*	Air Canada	192,228	458,421
#*	Alexco Resource Corp.	179,950	1,293,020
	Algoma Central Corp.	2,569	261,042
#	Armtec Infrastructure, Inc.	42,779	152,584
*	ATS Automation Tooling System, Inc.	321,817	2,572,667

80

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Bird Construction, Inc.	28,419	$344,169
#	Black Diamond Group, Ltd.	42,275	1,380,748
	CAE, Inc.	132,034	1,781,080
	Canadian Helicopters Group, Inc.	14,988	371,106
*	Cargojet, Inc.	1,944	18,342
*	Chorus Aviation, Inc.	4,754	24,794
#*	Churchill Corp. Class A (The)	71,113	1,208,504
*	Clarke, Inc.	98,238	456,329
	Contrans Group, Inc.	71,809	650,745
	DirectCash Payments, Inc.	10,354	239,298
#*	Electrovaya, Inc.	190,525	333,856
	Exchange Income Corp.	9,011	200,691
	Exco Technologies, Ltd.	10,400	42,594
*	Garda World Security Corp.	106,440	1,072,732
#	Genivar, Inc.	45,190	1,205,598
#*	GLV, Inc.	51,073	352,155
*	Heroux-Devtek, Inc.	85,800	731,273
#*	Horizon North Logistics, Inc.	188,636	876,240
	IBI Group, Inc.	2,257	32,295
	K-Bro Linen, Inc.	4,358	97,151
	Morneau Shepell, Inc.	13,300	138,454
#	Newalta Corp.	157,937	1,986,392
#	Progressive Waste Solutions, Ltd.	352,770	8,782,215
	Richelieu Hardware, Ltd.	59,273	1,710,371
#	Ritchie Brothers Auctioneers, Inc.	290,737	8,006,610
	Rocky Mountain Dealerships, Inc.	37,641	381,698
	Russel Metals, Inc.	243,400	6,203,299
*	Stantec, Inc.	168,695	4,897,569
#	Student Transportation, Inc.	166,547	1,067,199
#	Superior Plus Corp.	391,430	4,553,730
#*	Swisher Hygiene, Inc.	278,693	1,563,305
	Toromont Industries, Ltd.	279,959	5,515,290
#	Transcontinental, Inc. Class A	271,264	4,089,562
#	TransForce, Inc.	312,897	4,866,458
*	Vector Aerospace Corp.	92,184	1,238,742
*	Vicwest, Inc.	7,548	100,958
	Wajax Corp.	19,255	725,918
	WaterFurnace Renewable Energy, Inc.	25,714	591,893
	Westjet Airlines, Ltd.	1,420	22,306
#*	Westport Innovations, Inc.	189,501	4,540,793
Total Industrials			80,725,512

Information Technology — (4.6%)
*	5N Plus, Inc.	139,438	1,299,754
	Aastra Technologies, Ltd.	23,644	463,834
#*	Absolute Software Corp.	159,900	704,624
*	AXIA NetMedia Corp.	182,767	234,985
*	Bridgewater Systems Corp.	70,729	597,689
	Calian Technologies, Ltd.	11,829	229,969
*	Celestica, Inc.	847,607	7,426,284
#*	COM DEV International, Ltd.	259,185	604,662
	Computer Modelling Group, Ltd.	105,938	1,494,962
#	Constellation Software, Inc.	24,216	1,789,993
*	Descartes Systems Group, Inc. (The)	179,300	1,288,350
*	DragonWave, Inc.	146,283	879,715
	Enghouse Systems, Ltd.	32,750	332,780
	Evertz Technologies, Ltd.	127,645	1,740,403
*	EXFO, Inc.	76,777	589,092
	Gennum Corp.	128,100	966,943
*	Hemisphere GPS, Inc.	161,501	194,247
	MacDonald Dettweiler & Associates, Ltd.	152,820	8,657,872

81

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
*	March Networks Corp.	6,829	$38,236
	Mediagrif Interactive Technologies, Inc.	100	1,191
*	Miranda Technologies, Inc.	84,301	659,933
	Mosaid Technologies, Inc.	37,400	1,085,800
#*	Open Text Corp.	182,302	11,687,213
*	Points International, Ltd.	44,578	446,496
*	Redknee Solutions, Inc.	122,828	159,194
*	RuggedCom, Inc.	28,666	603,072
#*	Sandvine Corp.	454,830	1,089,385
*	Sierra Wireless, Inc.	127,100	1,481,263
*	Softchoice Corp.	3,273	27,998
*	Vecima Network, Inc.	39,308	132,868
*	Webtech Wireless, Inc.	184,304	66,884
	Wi-Lan, Inc.	738,719	5,959,079
#*	Zarlink Semiconductor, Inc.	355,456	862,426
Total Information Technology			53,797,196

Materials — (23.5%)
	Aberdeen International, Inc.	104,333	85,461
*	Ainsworth Lumber Co., Ltd.	214,519	567,187
#*	Alacer Gold Corp.	359,258	3,009,803
	Alamos Gold, Inc.	423,220	7,007,956
*	Alexis Minerals Corp.	51,500	4,272
#*	Almaden Minerals, Ltd.	108,300	359,334
*	Altius Minerals Corp.	112,600	1,351,971
	Amerigo Resources, Ltd.	489,854	502,831
*	Anvil Mining, Ltd.	373,430	2,369,632
#*	Argonaut Gold, Inc.	161,790	879,029
*	Atna Resource, Ltd.	126,947	68,446
#*	Augusta Resource Corp.	308,545	1,423,636
#*	Aura Minerals, Inc.	474,069	983,087
#*	AuRico Gold, Inc.	574,740	6,316,806
#*	Aurizon Mines, Ltd.	609,380	3,411,947
#*	Avalon Rare Metals, Inc.	298,296	2,072,252
#*	Avion Gold Corp.	1,242,643	2,499,588
#*	B2Gold Corp.	772,131	2,609,930
#*	Baja Mining Corp.	858,118	969,826
#*	Breakwater Resources, Ltd.	179,133	1,378,160
#*	Brigus Gold Corp.	499,429	823,363
#*	Canadian Zinc Corp.	264,925	211,511
	Canam Group, Inc. Class A	158,700	1,107,420
*	Canfor Corp.	379,755	4,154,093
	Canfor Pulp Products, Inc.	106,344	1,927,413
#*	Capstone Mining Corp.	1,040,232	3,872,084
#*	Cardero Resource Corp.	186,360	235,740
#*	Carpathian Gold, Inc.	572,371	246,290
	Cascades, Inc.	279,576	1,849,443
*	Catalyst Paper Corp.	1,675,887	243,272
	CCL Industries, Inc. Class B	100,740	3,463,672
#*	China Gold International Resources Corp., Ltd.	792,057	3,087,909
#*	Claude Resources, Inc.	934,700	1,773,551
#*	Cline Mining Corp.	416,400	988,704
*	Colossus Minerals, Inc.	296,816	2,154,297
#*	Copper Mountain Mining Corp.	312,315	2,418,988
#*	Coro Mining Corp.	58,070	42,749
#*	Corvus Gold, Inc.	82,916	49,004
#*	Crocodile Gold Corp.	186,215	140,948
#*	Crosshair Exploration & Mining Corp.	79,400	57,629
#*	Crystallex International Corp.	1,355,025	126,447
*	Detour Gold Corp.	237,256	6,875,738
#*	Duluth Metals, Ltd.	318,476	785,912

82

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	Dundee Precious Metals, Inc.	356,252	$2,884,886
*	Dynasty Metals & Mining, Inc.	104,769	306,339
#*	Eastern Platinum, Ltd.	3,072,960	2,548,984
*	Eastmain Resources, Inc.	265,250	316,281
#*	ECU Silver Mining, Inc.	1,042,937	994,870
#*	Endeavour Mining Corp.	302,709	725,033
#*	Endeavour Silver Corp.	261,899	2,205,008
*	Entree Gold, Inc.	286,898	612,795
#*	Euro Goldfields, Ltd.	521,960	5,466,116
#*	Excellon Resources, Inc.	722,900	532,178
#*	Exeter Resource Corp.	74,037	307,832
*	Fibrek, Inc.	92,662	129,705
#*	First Majestic Silver Corp.	333,783	6,174,181
*	First Nickel, Inc.	7,500	1,283
#*	First Uranium Corp.	288,630	155,620
#*	Formation Capital Corp.	52,881	54,830
*	Fortress Paper, Ltd.	39,088	1,493,486
*	Fortuna Silver Mines, Inc.	388,968	2,032,660
#*	Fortune Minerals, Ltd.	193,772	287,308
#*	Golden Star Resources, Ltd.	875,809	1,925,154
*	Grande Cache Coal Corp.	334,014	3,044,205
#*	Great Basin Gold, Ltd.	1,082,630	2,222,622
#*	Great Panther Silver, Ltd.	418,498	1,405,914
#*	Greystar Resources, Ltd.	239,545	678,063
*	Guyana Goldfields, Inc.	230,342	1,636,003
*	Hanfeng Evergreen, Inc.	142,791	667,725
*	Harry Winston Diamond Corp.	260,429	4,325,857
*	High River Gold Mines, Ltd.	507,742	615,955
#	HudBay Minerals, Inc.	583,822	8,716,923
*	Imperial Metals Corp.	82,790	1,661,895
*	Inter-Citic Minerals, Inc.	283,484	408,567
*	International Forest Products, Ltd. Class A	166,200	890,926
#*	International Tower Hill Mines, Ltd.	220,027	1,660,839
*	Intertape Polymer Group, Inc.	144,652	268,471
*	Ivernia, Inc.	61,343	12,403
#*	Jaguar Mining, Inc.	267,291	1,274,860
*	Katanga Mining, Ltd.	1,104,706	1,912,861
*	Keegan Resources, Inc.	238,605	1,850,553
#*	Kimber Resources, Inc.	21,200	34,731
#*	Kirkland Lake Gold, Inc.	201,180	3,170,653
*	La Mancha Resources, Inc.	369,699	889,317
*	Labrador Iron Mines Holdings, Ltd.	123,133	1,563,979
*	Lake Shore Gold Corp.	1,280,732	3,731,512
#*	Laramide Resources, Ltd.	204,100	211,623
#*	MAG Silver Corp.	143,796	1,437,289
*	MagIndustries Corp.	494,644	115,397
	Major Drilling Group International, Inc.	319,200	4,153,621
#*	MDN, Inc.	242,980	78,100
#*	Mercator Minerals, Ltd.	639,521	1,896,449
#	Methanex Corp.	379,100	11,902,274
#*	Migao Corp.	167,900	772,955
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	114,524	524,855
#*	Minefinders Corp.	248,741	3,229,029
*	Minera Andes, Inc.	731,944	1,889,720
#*	Nautilus Minerals, Inc.	89,354	233,472
*	Neo Material Technologies, Inc.	405,900	3,905,596
*	Nevada Copper Corp.	144,891	868,339
#*	NGEx Resources, Inc.	269,200	826,204
*	Norbord, Inc.	75,310	945,621
#*	North American Palladium, Ltd.	386,390	1,594,517

83

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Northern Dynasty Minerals, Ltd.	203,498	$2,067,790
#*	Northgate Minerals Corp.	987,071	2,558,637
#*	Northland Resources SA	47,883	134,050
#*	NovaGold Resources, Inc.	499,855	4,607,508
#*	OceanaGold Corp.	712,916	1,951,473
#*	Oromin Explorations, Ltd.	163,599	150,970
#*	Orvana Minerals Corp.	302,452	749,505
*	Peregrine Diamonds, Ltd.	240,972	424,752
*	Petaquilla Minerals, Ltd.	409,817	271,951
*	Phoscan Chemical Corp.	427,079	208,126
*	Pilot Gold, Inc.	86,150	196,516
*	Platinum Group Metals, Ltd.	241,887	421,349
#*	Platmin, Ltd.	108,562	63,036
*	Polaris Miner Corp.	45,838	40,398
#*	PolyMet Mining Corp.	423,377	693,593
#*	Primero Mining Corp.	96,792	318,141
*	Quadra FNX Mining, Ltd.	611,063	9,072,966
*	Queenston Mining, Inc.	220,773	1,565,750
*	Richmont Mines, Inc.	80,111	569,818
#*	Rubicon Minerals Corp.	508,405	1,808,107
*	Sabina Gold & Silver Corp.	377,555	2,309,684
#*	San Gold Corp.	296,100	1,000,867
#*	Scorpio Mining Corp.	598,768	800,882
#*	Seabridge Gold, Inc.	121,852	3,421,382
#*	SEMAFO, Inc.	949,885	7,278,397
#	Sherritt International Corp.	1,047,826	6,670,799
*	Shore Gold, Inc.	837,013	607,506
*	Silver Standard Resources, Inc.	284,767	7,608,944
#	Silvercorp Metals, Inc.	620,630	5,830,170
*	Sprott Resource Corp.	291,478	1,387,199
#*	St. Andrew Goldfields, Ltd.	513,853	436,891
*	Starfield Resources, Inc.	761,815	39,495
	Stella-Jones, Inc.	31,100	1,193,760
#*	Stornoway Diamond Corp.	260,097	606,790
#*	Sulliden Gold Corp., Ltd.	639,925	1,141,242
#*	Tanzanian Royalty Exploration Corp.	336,439	2,183,740
#*	Taseko Mines, Ltd.	711,530	3,555,990
*	Tembec, Inc.	193,211	861,431
#*	Thompson Creek Metals Co., Inc.	584,600	5,837,211
*	Timminco, Ltd.	346,700	122,223
#*	Torex Gold Resources, Inc.	756,106	1,364,119
#*	Virginia Mines, Inc.	93,862	866,164
	Wesdome Gold Mines, Ltd.	301,164	749,436
	West Fraser Timber Co., Ltd.	131,316	7,157,740
*	Western Forest Products, Inc.	112,719	85,318
	Winpak, Ltd.	64,949	818,218
#*	Yukon-Nevada Gold Corp.	1,465,556	630,624
Total Materials			273,332,433

Telecommunication Services — (0.2%)
#	Manitoba Telecom Services, Inc.	78,417	2,656,315
*	Wireless Matrix Corp.	127,500	109,726
Total Telecommunication Services			2,766,041

Utilities — (1.6%)
#	Algonquin Power & Utilities Corp.	403,719	2,390,207
#*	Alterra Power Corp.	873,070	642,729
#	Atlantic Power Corp.	228,330	3,458,864
*	BioteQ Environmental Technologies, Inc.	118,002	84,423
*	Boralex, Inc. Class A	94,733	778,923
#	Capstone Infrastructure Corp.	123,280	999,585

84

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Utilities — (Continued)
#	Innergex Renewable Energy, Inc.	146,790	$1,518,963
#	Just Energy Group, Inc.	309,407	4,558,737
*	Maxim Power Corp.	92,234	277,338
#	Northland Power, Inc.	168,804	2,812,671
	Pacific Northern Gas, Ltd.	9,798	290,044
#*	Ram Power Corp.	361,962	178,269
	Valener, Inc.	24,145	406,068
Total Utilities			18,396,821
TOTAL COMMON STOCKS			841,603,187

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/05/11 (Collateralized by
	$3,605,000 FNMA 2.24%, 07/06/15, valued at $3,695,125) to be repurchased at
	$3,636,096	$3,636	3,636,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (27.5%)
§@	DFA Short Term Investment Fund	320,025,304	320,025,304
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.05%, 07/01/11 (Collateralized
	by $44,808,611 FNMA 6.500%, 10/01/39, valued at $540,214)## to be repurchased at
	$529,623	$530	529,622

TOTAL SECURITIES LENDING COLLATERAL			320,554,926

TOTAL INVESTMENTS — (100.0%)
	(Cost $1,099,811,429)		$1,165,794,113

85

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.8%)
#*ABILIT Corp.	310,400	$280,595
*Accordia Golf Co., Ltd.	1,990	1,818,948
Aeon Fantasy Co., Ltd.	60,432	619,261
Aichi Machine Industry Co., Ltd.	285,000	972,329
Aigan Co., Ltd.	61,600	313,096
Aisan Industry Co., Ltd.	126,600	950,559
#Akebono Brake Industry Co., Ltd.	283,800	1,689,127
Alpen Co., Ltd.	42,300	654,306
Alpha Corp.	31,700	284,774
Alpine Electronics, Inc.	197,100	2,470,211
Amiyaki Tei Co., Ltd.	239	681,480
Amuse, Inc.	29,999	335,296
#*Anrakutei Co., Ltd.	50,000	249,974
AOI Advertising Promotion, Inc.	39,000	190,727
AOKI Holdings, Inc.	93,400	1,319,297
Aoyama Trading Co., Ltd.	191,400	3,117,117
Arnest One Corp.	130,200	1,374,129
#Asahi Co., Ltd.	20,500	303,022
*Asahi Tec Corp.	1,821,000	475,418
#Asatsu-DK, Inc.	103,500	2,383,748
#ASKUL Corp.	62,600	1,302,180
Asti Corp.	46,000	122,917
#*Atom Corp.	155,600	423,999
Atsugi Co., Ltd.	701,000	888,474
*Autobacs Seven Co., Ltd.	68,100	2,551,121
#Avex Group Holdings, Inc.	145,800	2,099,847
Bals Corp.	147	149,183
*Best Denki Co., Ltd.	224,500	628,609
#Bic Camera, Inc.	1,894	752,192
#Bookoff Corp.	26,900	209,123
#*Calsonic Kansei Corp.	513,000	1,721,407
#Can Do Co., Ltd.	128	147,389
*Carchs Holdings Co., Ltd.	710,600	264,877
*CHI Group Co., Ltd.	8,500	28,882
Chiyoda Co., Ltd.	115,900	1,401,593
Chofu Seisakusho Co., Ltd.	93,500	1,885,762
Chori Co., Ltd.	658,000	709,948
Chuo Spring Co., Ltd.	205,000	685,201
#*Clarion Co., Ltd.	470,000	729,764
Cleanup Corp.	105,700	639,052
#Colowide Co., Ltd.	200,450	1,041,445
Corona Corp.	72,300	635,294
Cross Plus, Inc.	22,000	205,592
#Culture Convenience Club Co., Ltd.	373,800	1,661,076
Daido Metal Co., Ltd.	144,000	703,089
#Daidoh, Ltd.	107,500	865,165
#*Daiei, Inc. (The)	252,400	913,363
Daikoku Denki Co., Ltd.	36,900	415,851
Daimaruenawin Co., Ltd.	400	3,135
Dainichi Co., Ltd.	57,700	365,393
Daisyo Corp.	57,600	648,567
#Daiwabo Holdings Co., Ltd.	466,000	1,077,878
#DCM Holdings Co., Ltd.	267,000	1,356,171
Descente, Ltd.	232,000	1,175,070
#Doshisha Co., Ltd.	52,400	1,281,430
Doutor Nichires Holdings Co., Ltd.	134,186	1,816,596
*Dynic Corp.	127,000	198,458
Eagle Industry Co., Ltd.	102,000	851,627

86

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Econach Holdings Co., Ltd.	177,000	$65,857
#Edion Corp.	268,700	1,988,166
Exedy Corp.	119,000	3,713,418
F&A Aqua Holdings, Inc.	60,638	517,555
FCC Co., Ltd.	102,400	2,193,745
Fine Sinter Co., Ltd.	49,000	154,883
#Foster Electric Co., Ltd.	81,900	1,887,996
France Bed Holdings Co., Ltd.	715,000	905,834
#F-Tech, Inc.	16,800	272,212
#Fuji Co., Ltd.	93,300	1,830,813
Fuji Corp, Ltd.	113,900	431,239
*Fuji Kiko Co., Ltd.	151,000	396,328
#Fuji Kyuko Co., Ltd.	332,000	1,709,419
Fuji Oozx, Inc.	6,000	21,938
Fujibo Holdings, Inc.	142,000	201,146
Fujikura Rubber, Ltd.	74,000	275,484
Fujita Kanko, Inc.	398,100	1,800,981
Fujitsu General, Ltd.	273,000	1,314,361
#Funai Electric Co., Ltd.	50,700	1,556,367
Furukawa Battery Co., Ltd.	71,000	453,417
*Futaba Industrial Co., Ltd.	118,600	630,276
#G-7 Holdings, Inc.	29,200	166,146
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	541,174
#Genki Sushi Co., Ltd.	19,200	169,722
#GEO Co., Ltd.	1,255	1,321,307
#GLOBERIDE, Inc.	433,000	429,803
#*Goldwin, Inc.	175,000	324,168
#Gourmet Kineya Co., Ltd.	67,000	300,369
#*GSI Creos Corp.	194,000	233,825
#Gulliver International Co., Ltd.	14,910	728,614
Gunze, Ltd.	673,000	2,336,742
H2O Retailing Corp.	276,000	1,807,983
Hakuyosha Co., Ltd.	88,000	258,183
Happinet Corp.	36,100	404,569
Haruyama Trading Co., Ltd.	49,900	195,850
#*Haseko Corp.	3,508,000	3,009,187
Heiwa Corp.	138,100	1,737,999
Hiday Hidaka Corp.	14,800	228,419
Hikari Tsushin, Inc.	87,500	1,649,091
Himaraya Co., Ltd.	35,900	156,796
HIS Co., Ltd.	97,500	2,077,400
Hitachi Koki Co., Ltd.	168,000	1,425,127
#Honeys Co., Ltd.	28,160	391,321
Horipro, Inc.	47,000	366,063
*Hoshizaki Electric Co., Ltd.	55,000	1,082,728
*I Metal Technology Co., Ltd.	150,000	244,057
#Ichibanya Co., Ltd.	10,800	302,689
Ichikawa Co., Ltd.	63,000	99,740
#*Ichikoh Industries, Ltd.	289,000	525,403
#Ikyu Corp.	406	158,762
#Imasen Electric Industrial Co., Ltd.	54,400	664,074
Imperial Hotel, Ltd.	10,250	241,822
*Impress Holdings, Inc.	112,400	175,971
Intage, Inc.	6,600	131,482
Ishizuka Glass Co., Ltd.	109,000	181,395
*Izuhakone Railway Co., Ltd.	300	20,132
#*Izutsuya Co., Ltd.	350,000	229,922
*Janome Sewing Machine Co., Ltd.	242,000	153,571
Japan Vilene Co., Ltd.	132,000	639,611
Japan Wool Textile Co., Ltd. (The)	295,000	2,256,324

87

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Jeans Mate Corp.	38,208	$74,296
*Jidosha Buhin Kogyo Co., Ltd.	82,000	318,823
#Joban Kosan Co., Ltd.	221,000	302,330
Joshin Denki Co., Ltd.	196,000	1,816,272
Juntendo Co., Ltd.	31,000	45,182
#*JVC Kenwood Holdings, Inc.	247,730	907,040
Kabuki-Za Co., Ltd.	39,000	1,705,145
#Kadokawa Holdings, Inc.	85,100	1,994,935
Kanto Auto Works, Ltd.	160,600	1,031,042
#*Kappa Create Co., Ltd.	21,700	479,334
Kasai Kogyo Co., Ltd.	119,000	567,752
Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	369,135
#*Kawashima Selkon Textiles Co., Ltd.	323,000	176,224
Kayaba Industry Co., Ltd.	660,000	3,870,694
Keihin Corp.	120,700	2,569,547
#Keiyo Co., Ltd.	164,900	795,422
Kentucky Fried Chicken Japan, Ltd.	78,000	1,717,730
#Kimoto Co., Ltd.	19,400	142,782
#*Kinki Nippon Tourist Co., Ltd.	104,000	91,647
#Kinugawa Rubber Industrial Co., Ltd.	198,000	817,859
#Kisoji Co., Ltd.	85,300	1,736,559
Koekisha Co., Ltd.	13,600	211,472
Kohnan Shoji Co., Ltd.	91,600	1,059,431
#Kojima Co., Ltd.	103,700	500,567
Komatsu Seiren Co., Ltd.	145,000	551,126
Komeri Co., Ltd.	102,700	2,133,269
Konaka Co., Ltd.	104,960	206,837
Kourakuen Corp.	12,100	168,671
K’s Holdings Corp.	156,927	3,899,809
KU Holdings Co., Ltd.	68,200	254,230
Kura Corp.	54,800	872,696
Kurabo Industries, Ltd.	856,000	1,319,530
Kuraudia Co., Ltd.	4,800	70,656
Kuroganeya Co., Ltd.	14,000	54,274
#Kyoritsu Maintenance Co., Ltd.	46,160	604,763
Kyoto Kimono Yuzen Co., Ltd.	55,700	606,076
Kyowa Leather Cloth Co., Ltd.	73,500	254,559
#*Laox Co., Ltd.	706,000	508,885
#*Look, Inc.	201,000	290,684
*Mamiya-Op Co., Ltd.	285,000	243,636
Marche Corp.	23,000	186,147
#Mars Engineering Corp.	41,000	644,250
*Maruei Department Store Co., Ltd.	142,000	132,458
Maruzen Co., Ltd.	46,000	253,945
#*Matsuya Co., Ltd.	151,800	820,141
Matsuya Foods Co., Ltd.	50,900	789,806
Megane TOP Co., Ltd.	35,100	386,490
Meiko Network Japan Co., Ltd.	13,000	108,350
Meiwa Industry Co., Ltd.	37,000	50,413
*Mikuni Corp.	108,000	180,718
#*Misawa Homes Co., Ltd.	99,100	372,334
#Misawa Resort Co., Ltd.	187,000	348,624
*Mitsuba Corp.	143,690	922,623
Mitsui Home Co., Ltd.	146,000	654,955
#Mizuno Corp.	414,000	1,770,545
#MOS Food Services, Inc.	109,500	1,939,570
MR MAX Corp.	123,800	397,442
#Musashi Seimitsu Industry Co., Ltd.	69,200	1,650,097
*Naigai Co., Ltd.	2,705,000	1,543,949
Nexyz Corp.	1,920	69,332
Nice Holdings, Inc.	327,000	684,633

88

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	85,500	$1,252,582
#Nidec-Tosok Corp.	122,000	1,238,797
#Nifco, Inc.	162,700	4,093,473
Nihon Tokushu Toryo Co., Ltd.	56,000	213,175
#*Nippon Columbia Co., Ltd.	426,000	121,266
Nippon Felt Co., Ltd.	67,200	309,813
#*Nippon Piston Ring Co., Ltd.	277,000	548,446
Nippon Seiki Co., Ltd.	148,400	1,500,027
Nishimatsuya Chain Co., Ltd.	220,900	2,121,601
Nissan Shatai Co., Ltd.	344,023	2,666,450
Nissen Holdings Co., Ltd.	179,000	772,875
Nissin Kogyo Co., Ltd.	123,700	2,103,995
Nittan Valve Co., Ltd.	82,800	262,055
*Nitto Kako Co., Ltd.	98,000	64,403
*Noritsu Koki Co., Ltd.	85,400	484,769
Omikenshi Co., Ltd.	127,000	72,419
Onward Holdings Co., Ltd.	367,000	2,741,678
Pacific Industrial Co., Ltd.	181,000	715,147
Pal Co., Ltd.	10,050	292,957
PanaHome Corp.	383,200	2,337,196
Parco Co., Ltd.	258,500	1,990,581
#Paris Miki Holdings, Inc.	152,500	1,221,244
PGM Holdings K.K.	1,579	1,033,486
#*PIA Corp.	28,800	237,755
Piolax, Inc.	44,500	890,634
#*Pioneer Electronic Corp.	771,500	2,661,869
Plenus Co., Ltd.	62,900	908,894
Point, Inc.	48,700	2,033,121
*Press Kogyo Co., Ltd.	375,000	1,414,703
Resorttrust, Inc.	129,308	2,003,515
#Rhythm Watch Co., Ltd.	443,000	720,555
Right On Co., Ltd.	67,325	282,599
Riken Corp.	345,000	1,166,251
#Ringer Hut Co., Ltd.	67,800	794,040
#Riso Kyoiku Co., Ltd.	5,920	273,920
Roland Corp.	88,300	914,398
#Round One Corp.	120,700	448,695
#Royal Holdings Co., Ltd.	130,600	1,310,467
#Ryohin Keikaku Co., Ltd.	77,300	2,743,376
#*Sagami Chain Co., Ltd.	77,000	447,052
#*Sagami Co., Ltd.	225,000	304,245
Sagami Rubber Industries Co., Ltd.	11,000	27,222
#Saizeriya Co., Ltd.	139,800	2,644,010
#*Sakai Ovex Co., Ltd.	205,000	286,950
#Sanden Corp.	470,000	1,894,338
Sanei-International Co., Ltd.	2,300	29,336
Sangetsu Co., Ltd.	31,025	676,943
Sankyo Seiko Co., Ltd.	21,000	63,714
Sanoh Industrial Co., Ltd.	114,900	880,536
Sanrio Co., Ltd.	181,700	3,871,427
Sanyo Housing Nagoya Co., Ltd.	354	315,263
#Sanyo Shokai, Ltd.	421,000	1,652,778
Scroll Corp.	77,300	295,398
#*Seiko Holdings Corp.	391,407	1,321,735
Seiren Co., Ltd.	213,200	1,361,877
Senshukai Co., Ltd.	157,800	881,525
*Seven Seas Holdings Co., Ltd.	776,000	192,936
Shikibo, Ltd.	497,000	635,995
Shimachu Co., Ltd.	145,700	2,985,858
Shimojima Co., Ltd.	7,600	105,133
Shinyei Kaisha	96,000	150,596

89

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shiroki Corp.	285,000	$763,879
Shobunsha Publications, Inc.	342,100	2,405,904
#Shochiku Co., Ltd.	385,400	2,423,986
Shoei Co., Ltd.	1,600	14,482
*Showa Corp.	230,200	1,531,786
#SKY Perfect JSAT Holdings, Inc.	4,835	1,598,147
SNT Corp.	93,800	272,117
Soft99 Corp.	71,500	422,762
Sotoh Co., Ltd.	49,700	511,490
SPK Corp.	16,800	226,469
SRI Sports, Ltd.	12	13,059
St Marc Holdings Co., Ltd.	36,000	1,269,223
Studio Alice Co., Ltd.	20,200	168,531
#Suminoe Textile Co., Ltd.	257,000	417,665
Sumitomo Forestry Co., Ltd.	313,466	2,315,454
*Suzutan Co., Ltd.	9,500	16,380
*SxL Corp.	493,000	238,723
T. RAD Co., Ltd.	253,000	886,861
#Tac Co., Ltd.	8,600	36,860
Tachikawa Corp.	50,800	233,750
Tachi-S Co., Ltd.	108,140	1,576,548
Tact Home Co., Ltd.	173	140,215
#Taiho Kogyo Co., Ltd.	94,600	734,208
Takamatsu Construction Group Co., Ltd.	86,400	1,120,539
Taka-Q Co., Ltd.	51,500	88,797
*Take & Give Needs Co., Ltd.	1,380	86,658
Takihyo Co., Ltd.	2,000	9,659
*Tamron Co., Ltd.	36,400	717,445
#*TASAKI & CO., LTD.	626,000	444,452
Taya Co., Ltd.	5,000	41,082
TBK Co., Ltd.	72,000	274,090
*TDF Corp.	11,000	15,658
#Teikoku Piston Ring Co., Ltd.	97,900	726,803
Teikoku Sen-I Co., Ltd.	78,000	462,965
#Telepark Corp.	562	822,485
*Ten Allied Co., Ltd.	50,000	154,265
Tigers Polymer Corp.	59,000	233,144
*Toabo Corp.	130,000	96,896
Toei Co., Ltd.	267,000	1,103,463
*Tokai Kanko Co., Ltd.	505,999	132,473
Tokai Rubber Industries, Ltd.	122,200	1,427,226
*Tokai Senko K.K.	243,000	199,120
#Token Corp.	11,740	360,529
Tokyo Dome Corp.	638,200	1,592,862
#Tokyo Individualized Educational Institute, Inc.	81,000	248,128
Tokyo Kaikan Co., Ltd.	12,000	48,822
Tokyo Soir Co., Ltd.	49,000	97,503
Tokyo Style Co., Ltd.	262,700	2,089,303
Tokyotokeiba Co., Ltd.	790,000	1,149,582
Tokyu Recreation Co., Ltd.	77,000	487,366
#Tomy Co., Ltd.	286,393	2,200,983
#*Tonichi Carlife Group, Inc.	246,000	201,518
*Topre Corp.	176,600	1,288,019
Toridoll.corp.	151	205,769
*Totenko Co., Ltd.	57,000	89,577
Touei Housing Corp.	72,740	805,031
Tow Co., Ltd.	5,400	30,849
Toyo Tire & Rubber Co., Ltd.	706,000	1,453,180
Toyobo Co., Ltd.	2,084,000	3,473,499
TS Tech Co., Ltd.	154,200	2,523,133
*Tsukamoto Co., Ltd.	52,000	47,816

90

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	47,000	$1,106,090
TV Asahi Corp.	265	373,486
*TV Tokyo Holdings Corp.	4,500	65,037
#Unipres Corp.	85,800	1,481,853
#United Arrows, Ltd.	60,000	820,545
*Unitika, Ltd.	1,629,000	1,354,581
U-Shin, Ltd.	94,500	719,596
*Watabe Wedding Corp.	29,500	291,311
#Watami Food Service Co., Ltd.	99,500	1,818,990
Xebio Co., Ltd.	86,300	1,691,369
Yamatane Corp.	54,000	65,731
Yamato International, Inc.	29,800	126,034
Yellow Hat, Ltd.	73,700	468,352
Yokohama Reito Co., Ltd.	175,000	1,113,953
#Yomiuri Land Co., Ltd.	229,000	770,366
Yonex Co., Ltd.	40,000	289,523
#Yorozu Corp.	69,500	1,181,616
#Yoshinoya Holdings Co., Ltd.	2,072	2,537,083
#Zenrin Co., Ltd.	124,700	1,284,020
#Zensho Co., Ltd.	282,900	2,616,323

Total Consumer Discretionary		284,909,994

Consumer Staples — (8.6%)
*Aeon Hokkaido Corp.	400,200	1,335,583
Ahjikan Co., Ltd.	10,500	95,539
*Ain Pharmaciez, Inc.	17,500	576,825
Arcs Co., Ltd.	18,000	232,915
#Ariake Japan Co., Ltd.	99,600	1,506,811
Cawachi, Ltd.	78,900	1,394,892
#Chubu Shiryo Co., Ltd.	89,000	525,059
Chuo Gyorui Co., Ltd.	93,000	200,807
Circle K Sunkus Co., Ltd.	90,200	1,278,287
Coca-Cola Central Japan Co., Ltd.	106,300	1,338,243
Cocokara fine, Inc.	46,160	1,000,629
Cosmos Pharmaceutical Corp.	23,000	722,867
CVS Bay Area, Inc.	51,000	61,505
Daikokutenbussan Co., Ltd.	800	28,010
#Dr Ci:Labo Co., Ltd.	333	1,185,791
Dydo Drinco, Inc.	47,800	1,586,843
Echo Trading Co., Ltd.	11,000	105,349
Ensuiko Sugar Refining Co., Ltd.	103,000	176,864
#Fancl Corp.	152,800	2,348,577
#*First Baking Co., Ltd.	183,000	186,841
Fuji Oil Co., Ltd.	174,300	2,502,372
Fujicco Co., Ltd.	117,600	1,440,649
#*Fujiya Co., Ltd.	474,000	818,695
Hagoromo Foods Corp.	40,000	552,049
Harashin Narus Holdings Co., Ltd.	61,500	767,575
#*Hayashikane Sangyo Co., Ltd.	299,000	278,554
#Heiwado Co., Ltd.	146,600	1,805,148
Hohsui Corp.	120,000	135,750
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	432,849
Hokuto Corp.	101,600	2,378,583
Inageya Co., Ltd.	175,000	1,808,307
#ITO EN, Ltd.	85,300	1,369,297
Itochu-Shokuhin Co., Ltd.	26,500	876,879
Itoham Foods, Inc.	642,800	2,077,231
Izumiya Co., Ltd.	292,000	988,528
J-Oil Mills, Inc.	457,000	1,208,286
#Kameda Seika Co., Ltd.	70,000	1,439,192
Kasumi Co., Ltd.	196,100	998,789

91

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Kato Sangyo Co., Ltd.	104,800	$1,495,531
#Key Coffee, Inc.	75,000	1,281,948
Kirindo Co., Ltd.	28,300	132,899
Kose Corp.	43,500	1,044,096
Kyodo Shiryo Co., Ltd.	330,000	369,566
Kyokuyo Co., Ltd.	370,000	727,774
#Life Corp.	183,400	2,633,128
#Lion Corp.	3,000	16,192
#Mandom Corp.	81,100	2,210,821
Marudai Food Co., Ltd.	443,000	1,265,498
#Maruetsu, Inc. (The)	362,000	1,281,409
Maruha Nichiro Holdings, Inc.	1,589,069	2,612,024
*Maruya Co., Ltd.	10,400	17,363
#Matsumotokiyoshi Holdings Co., Ltd.	14,600	274,079
*Maxvalu Tohok Co., Ltd.	18,200	136,206
Maxvalu Tokai Co., Ltd.	59,400	756,570
#Megmilk Snow Brand Co., Ltd.	178,400	3,151,536
#Meito Sangyo Co., Ltd.	54,900	732,467
Mercian Corp.	350,000	669,200
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,426,421
#Milbon Co., Ltd.	42,740	1,214,578
Ministop Co., Ltd.	66,700	985,952
#*Mitsui Sugar Co., Ltd.	434,850	1,615,941
Miyoshi Oil & Fat Co., Ltd.	261,000	388,814
Morinaga & Co., Ltd.	886,000	2,025,094
Morinaga Milk Industry Co., Ltd.	843,000	3,439,085
Morishita Jinton Co., Ltd.	47,800	134,240
Morozoff, Ltd.	108,000	332,538
#Nagatanien Co., Ltd.	111,000	1,074,473
#Nakamuraya Co., Ltd.	203,000	943,880
#Nichimo Co., Ltd.	112,000	175,026
Nichirei Corp.	531,000	2,312,728
#Nihon Chouzai Co., Ltd.	22,380	780,260
Niitaka Co., Ltd.	7,260	83,216
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,180,031
Nippon Flour Mills Co., Ltd.	557,000	2,664,872
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	298,940
Nippon Suisan Kaisha, Ltd.	660,200	2,100,206
Nisshin Oillio Group, Ltd. (The)	525,000	2,310,539
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,096
Nitto Flour Milling Co., Ltd.	64,000	234,939
Noevir Co., Ltd.	1,900	21,797
#Oenon Holdings, Inc.	247,000	534,151
#Oie Sangyo Co., Ltd.	20,900	174,677
Okuwa Co., Ltd.	111,000	1,044,803
Olympic Corp.	65,000	469,783
Pietro Co., Ltd.	10,300	105,298
Pigeon Corp.	67,800	2,020,328
Poplar Co., Ltd.	25,760	145,347
Prima Meat Packers, Ltd.	671,000	691,226
#Riken Vitamin Co., Ltd.	79,200	2,480,154
#Rock Field Co., Ltd.	47,000	715,138
Ryoshoku, Ltd.	96,400	2,075,159
S Foods, Inc.	70,000	546,170
#Sakata Seed Corp.	157,400	2,016,256
*San-A Co., Ltd.	4,500	179,196
Shoei Foods Corp.	44,000	274,457
Showa Sangyo Co., Ltd.	502,000	1,347,761
#Sogo Medical Co., Ltd.	23,000	590,693
Sonton Food Industry Co., Ltd.	43,000	342,352
Starzen Co., Ltd.	279,000	745,377

92

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Sugi Holdings Co., Ltd.	60,500	$1,351,773
Takara Holdings, Inc.	459,000	2,614,592
Three F Co., Ltd.	17,700	103,281
Tobu Store Co., Ltd.	215,000	609,648
Toho Co., Ltd./Hyogo	158,000	565,891
Tohto Suisan Co., Ltd.	120,000	160,893
Torigoe Co., Ltd. (The)	84,500	735,674
#Toyo Sugar Refining Co., Ltd.	157,000	175,520
Tsukiji Uoichiba Co., Ltd.	57,000	77,499
Tsuruha Holdings, Inc.	46,100	1,981,650
*Unicafe, Inc.	15,060	68,915
*Unihair Co., Ltd.	133,550	1,563,485
UNY Co., Ltd.	57,200	476,660
Uoriki Co., Ltd.	400	4,948
Valor Co., Ltd.	167,200	1,241,707
Warabeya Nichiyo Co., Ltd.	51,360	605,668
Yaizu Suisankagaku Industry Co., Ltd.	41,000	451,364
Yaoko Co., Ltd.	39,500	1,080,385
Yomeishu Seizo Co., Ltd.	100,000	909,459
Yonekyu Corp.	96,000	717,821
Yuasa Funashoku Co., Ltd.	112,000	260,689
#Yukiguni Maitake Co., Ltd.	104,256	674,497
Yutaka Foods Corp.	6,000	113,273

Total Consumer Staples		117,682,561

Energy — (0.9%)
*AOC Holdings, Inc.	139,600	613,410
BP Castrol K.K.	69,800	267,477
#*Fuji Kosan Co., Ltd.	264,000	195,844
Itochu Enex Co., Ltd.	290,000	1,332,307
Japan Oil Transportation Co., Ltd.	79,000	175,620
Kanto Natural Gas Development Co., Ltd.	147,000	764,480
Kyoei Tanker Co., Ltd.	115,000	189,457
Mitsuuroko Co., Ltd.	167,500	913,517
#Modec, Inc.	73,200	1,044,594
#Nippon Gas Co., Ltd.	148,900	1,997,779
Nippon Seiro Co., Ltd.	64,000	193,337
Sala Corp.	129,500	655,095
San-Ai Oil Co., Ltd.	259,000	1,092,340
#Shinko Plantech Co., Ltd.	154,000	1,427,674
Sinanen Co., Ltd.	239,000	910,328
*Toa Oil Co., Ltd.	360,000	407,058
Toyo Kanetsu K.K.	466,000	716,613

Total Energy		12,896,930

Financials — (9.1%)
Aichi Bank, Ltd. (The)	35,900	2,009,632
#Airport Facilities Co., Ltd.	120,570	474,986
Akita Bank, Ltd. (The)	685,400	1,932,691
Aomori Bank, Ltd. (The)	628,000	1,529,155
*Arealink Co., Ltd.	2,544	93,409
#Awa Bank, Ltd. (The)	227,000	1,543,182
Bank of Iwate, Ltd. (The)	57,200	2,417,429
Bank of Nagoya, Ltd. (The)	503,297	1,522,771
Bank of Okinawa, Ltd. (The)	88,100	3,389,540
Bank of Saga, Ltd. (The)	591,000	1,554,746
Bank of the Ryukyus, Ltd.	126,180	1,464,278
#*Cedyna Financial Corp.	589,850	818,536
Century Tokyo Leasing Corp.	260,590	3,759,430
*Chiba Kogyo Bank, Ltd. (The)	169,600	942,808
Chukyo Bank, Ltd. (The)	667,000	1,970,300

93

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daibiru Corp.	178,000	$1,375,406
Daiko Clearing Services Corp.	49,700	153,853
#*Daikyo, Inc.	948,000	1,472,575
Daisan Bank, Ltd. (The)	621,000	1,516,623
#Daishi Bank, Ltd. (The)	717,000	2,216,067
Daito Bank, Ltd. (The)	485,000	301,226
Ehime Bank, Ltd. (The)	608,000	1,585,774
Eighteenth Bank, Ltd. (The)	628,000	1,555,573
FIDEA Holdings Co., Ltd.	97,400	203,286
*Fuji Fire & Marine Insurance Co., Ltd.	547,000	676,692
Fukui Bank, Ltd. (The)	841,000	2,593,369
Fukushima Bank, Ltd.	836,000	445,652
Fuyo General Lease Co., Ltd.	80,800	2,293,027
Goldcrest Co., Ltd.	64,820	1,400,115
Heiwa Real Estate Co., Ltd.	252,500	667,231
Higashi-Nippon Bank, Ltd.	626,000	1,123,907
#Higo Bank, Ltd. (The)	365,000	1,703,651
Hokkoku Bank, Ltd. (The)	714,000	2,874,405
Hokuetsu Bank, Ltd. (The)	875,000	1,540,221
Hyakugo Bank, Ltd. (The)	656,609	2,764,094
Hyakujishi Bank, Ltd. (The)	587,000	2,110,605
IBJ Leasing Co., Ltd.	82,100	1,725,512
Ichiyoshi Securities Co., Ltd.	156,000	883,046
Iida Home Max	48,100	370,131
*Japan Asia Investment Co., Ltd.	4,000	2,286
Juroku Bank, Ltd.	582,000	1,758,161
#*kabu.com Securities Co., Ltd.	272,400	941,927
Kagoshima Bank, Ltd. (The)	206,000	1,231,903
Keihanshin Real Estate Co., Ltd.	13,700	59,531
Keiyo Bank, Ltd. (The)	98,000	443,918
#*Kenedix, Inc.	3,527	712,510
Kirayaka Bank, Ltd.	98,000	87,797
Kita-Nippon Bank, Ltd. (The)	29,706	712,327
Kiyo Holdings, Inc.	2,168,900	2,917,101
#Kobayashi Yoko Co., Ltd.	265,200	645,444
#Kosei Securities Co., Ltd.	295,000	244,663
#Kyokuto Securities Co., Ltd.	44,500	320,730
#*Leopalace21 Corp.	391,985	441,461
Marusan Securities Co., Ltd.	256,000	1,294,355
Michinoku Bank, Ltd. (The)	524,000	1,065,548
Minato Bank, Ltd. (The)	1,025,000	1,512,157
Mito Securities Co., Ltd.	254,000	368,185
Miyazaki Bank, Ltd. (The)	540,000	1,368,936
*Mizuho Investors Securities Co., Ltd.	1,433,500	1,314,701
#*Monex Group, Inc.	4,629	1,098,037
Musashino Bank, Ltd.	105,600	3,066,201
Nagano Bank, Ltd. (The)	314,000	554,243
Nanto Bank, Ltd. (The)	63,000	329,700
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	75,587
Nisshin Fudosan Co.	99,000	698,933
Ogaki Kyoritsu Bank, Ltd. (The)	845,000	2,371,885
Oita Bank, Ltd. (The)	529,900	1,669,101
Okasan Securities Group, Inc.	604,000	1,955,357
Ricoh Leasing Co., Ltd.	75,300	1,871,358
#Risa Partners, Inc.	491	177,360
San-in Godo Bank, Ltd. (The)	303,000	2,096,454
Sankei Building Co., Ltd.	165,300	902,810
Shikoku Bank, Ltd.	750,000	2,101,589
#Shimizu Bank, Ltd.	32,100	1,309,975
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,487,638

94

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#*Sun Frontier Fudousan Co., Ltd.	208	$22,759
Takagi Securities Co., Ltd.	206,000	207,859
TOC Co., Ltd.	417,650	1,722,432
Tochigi Bank, Ltd.	424,000	1,757,197
#Toho Bank, Ltd.	808,200	2,145,473
Toho Real Estate Co., Ltd.	140,700	805,573
Tohoku Bank, Ltd. (The)	389,000	624,390
Tokai Tokyo Financial Holdings, Inc.	898,000	3,120,888
Tokyo Rakutenchi Co., Ltd.	222,000	777,647
Tokyo Tatemono Co., Ltd.	908,000	3,658,692
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,212
Tokyo Theatres Co, Inc.	290,000	360,870
Tokyo Tomin Bank, Ltd.	110,100	1,038,866
#Tokyu Livable, Inc.	98,500	1,135,745
Tomato Bank, Ltd.	397,000	690,090
*TOMONY Holdings, Inc.	536,550	1,865,150
Tottori Bank, Ltd.	328,000	684,898
Towa Bank, Ltd.	884,000	809,779
#Toyo Securities Co., Ltd.	307,000	449,682
*Tsukuba Bank, Ltd.	188,800	565,526
Yachiyo Bank, Ltd. (The)	1,400	31,361
Yamagata Bank, Ltd.	584,500	2,535,077
#Yamanashi Chuo Bank, Ltd.	457,000	1,762,821

Total Financials		124,963,790

Health Care — (3.9%)
Aloka Co., Ltd.	83,300	491,051
As One Corp.	68,868	1,262,057
#*Asia Alliance Holdings Co., Ltd.	380,800	42,325
ASKA Pharmaceutical Co., Ltd.	101,000	640,609
BML, Inc.	33,200	826,200
CMIC Co., Ltd.	710	203,017
Create Medic Co., Ltd.	28,000	280,524
Eiken Chemical Co., Ltd.	78,900	800,923
#EPS Co., Ltd.	158	388,904
FALCO SD HOLDINGS Co., Ltd.	34,300	255,766
#Fuso Pharmaceutical Industries, Ltd.	320,000	827,024
Hitachi Medical Corp.	81,000	518,731
Hogy Medical Co., Ltd.	49,000	2,230,441
Iwaki & Co., Ltd.	55,000	117,598
Japan Medical Dynamic Marketing, Inc.	44,900	94,462
#Jeol, Ltd.	258,000	727,643
JMS Co., Ltd.	126,000	455,824
Kaken Pharmaceutical Co., Ltd.	335,000	3,670,535
Kawanishi Holdings, Ltd.	7,400	67,252
Kawasumi Laboratories, Inc.	45,000	271,581
#Kissei Pharmaceutical Co., Ltd.	87,100	1,733,702
#KYORIN Holdings, Inc.	178,000	2,764,121
#*M3, Inc.	297	1,360,379
#Mochida Pharmaceutical Co., Ltd.	167,000	1,813,170
Nagaileben Co., Ltd.	6,200	146,946
#Nichii Gakkan Co.	218,400	1,880,401
Nihon Kohden Corp.	151,200	2,874,009
Nikkiso Co., Ltd.	237,000	1,661,367
#Nippon Chemiphar Co., Ltd.	131,000	371,343
Nippon Shinyaku Co., Ltd.	229,000	3,248,584
Nipro Corp.	180,100	3,671,774
Nissui Pharmaceutical Co., Ltd.	66,100	542,668
#Paramount Bed Co., Ltd.	82,000	2,087,522
Rion Co., Ltd.	5,000	29,540
Rohto Pharmaceutical Co., Ltd.	80,000	991,106

95

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
#Sawai Pharmaceutical Co., Ltd.	41,500	$3,627,965
Seikagaku Corp.	173,000	1,804,738
#Shin Nippon Biomedical Laboratories, Ltd.	24,700	110,141
Ship Healthcare Holdings, Inc.	94,000	961,466
Toho Holdings Co., Ltd.	132,000	1,847,158
#Torii Pharmaceutical Co., Ltd.	62,700	1,236,002
#Towa Pharmaceutical Co., Ltd.	42,300	2,302,224
Vital KSK Holdings, Inc.	142,400	1,087,349
#Wakamoto Pharmaceutical Co., Ltd.	100,000	267,744
#ZERIA Pharmaceutical Co., Ltd.	105,000	1,294,336

Total Health Care		53,888,222

Industrials — (22.7%)
*A&A Material Corp.	235,000	119,278
Advan Co., Ltd.	99,400	688,919
*Advanex, Inc.	73,000	70,656
Aeon Delight Co., Ltd.	81,100	1,503,950
Aica Kogyo Co., Ltd.	233,500	2,623,516
#Aichi Corp.	132,000	472,076
Aida Engineering, Ltd.	261,000	864,165
Airtech Japan, Ltd.	19,900	95,106
Alps Logistics Co., Ltd.	52,500	566,232
#Altech Co., Ltd.	23,000	62,337
Altech Corp.	37,150	287,701
#Amano Corp.	268,700	2,211,986
Ando Corp.	257,000	323,029
Anest Iwata Corp.	149,000	410,554
#Asahi Diamond Industrial Co., Ltd.	228,000	4,025,736
Asahi Holdings, Inc.	110,750	2,435,127
Asahi Kogyosha Co., Ltd.	99,000	411,179
*Asanuma Corp.	977,000	595,072
Asia Air Survey Co., Ltd.	32,000	83,590
Asunaro Aoki Construction Co., Ltd.	166,500	743,879
Ataka Construction & Engineering Co., Ltd.	60,000	158,438
Bando Chemical Industries, Ltd.	332,000	1,116,887
Benefit One, Inc.	3	2,336
Biken Techno Corp.	14,100	69,918
Bunka Shutter Co., Ltd.	227,000	496,235
*C&I Holdings Co., Ltd.	405,500	20,344
Central Glass Co., Ltd.	601,000	2,588,334
#Central Security Patrols Co., Ltd.	44,700	422,180
Chudenko Corp.	130,500	1,339,628
Chugai Ro Co., Ltd.	327,000	1,036,950
CKD Corp.	229,700	1,620,333
#Comsys Holdings Corp.	195,000	1,730,759
#Cosel Co., Ltd.	104,700	1,372,719
CTI Engineering Co., Ltd.	44,000	229,135
Dai-Dan Co., Ltd.	156,000	676,488
Daido Kogyo Co., Ltd.	145,000	259,153
#Daifuku Co., Ltd.	258,500	1,228,029
Daihen Corp.	428,000	1,924,027
Daiho Corp.	878,000	676,883
#*Daiichi Chuo K.K.	367,000	832,840
Daiichi Jitsugyo Co., Ltd.	180,000	531,694
#Daiseki Co., Ltd.	143,463	2,713,201
*Daisue Construction Co., Ltd.	271,500	108,203
Daiwa Industries, Ltd.	169,000	743,558
Daiwa Odakyu Construction Co., Ltd.	63,500	149,777
*Danto Holdings Corp.	475,000	430,087
Denyo Co., Ltd.	90,600	546,461
*Dijet Industrial Co., Ltd.	80,000	94,466

96

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
DMW Corp.	4,800	$95,886
#*Dream Incubator, Inc.	168	110,938
*Duskin Co., Ltd.	184,400	3,241,457
#*Enshu, Ltd.	142,000	117,966
Freesia Macross Corp.	1,355,000	202,331
*Fujisash Co., Ltd.	49,300	18,854
*Fujitec Co., Ltd.	304,000	1,364,590
#Fukuda Corp.	657,000	1,275,490
*Fukusima Industries Corp.	29,700	259,857
#*Fukuyama Transporting Co., Ltd.	431,400	2,135,701
Funai Consulting Co., Ltd.	99,300	609,878
*Furukawa Co., Ltd.	1,317,000	1,359,799
#Furusato Industries, Ltd.	50,600	257,606
Futaba Corp.	146,800	2,579,422
Gecoss Corp.	113,600	410,350
*Hamai Co., Ltd.	92,000	131,257
Hanwa Co., Ltd.	697,000	2,753,079
*Hazama Corp.	285,800	213,020
Hibiya Engineering, Ltd.	120,300	968,506
#Hitachi Cable, Ltd.	447,000	1,065,926
Hitachi Metals Techno, Ltd.	57,500	255,875
Hitachi Tool Engineering, Ltd.	94,000	1,108,152
Hitachi Transport System, Ltd.	27,400	424,188
#Hitachi Zosen Corp.	2,175,500	3,134,938
Hokuetsu Industries Co., Ltd.	85,000	125,720
Hokuriku Electrical Construction Co., Ltd.	56,000	142,161
Hosokawa Micron Corp.	133,000	424,345
#*Howa Machinery, Ltd.	379,000	310,626
Ichiken Co., Ltd.	87,000	103,779
ICHINEN HOLDINGS CO., Ltd.	71,100	317,914
Idec Corp.	130,900	1,098,003
IHI Transport Machinery Co., Ltd.	73,000	299,275
#Iino Kaiun Kaisha, Ltd.	334,300	1,490,238
Inaba Denki Sangyo Co., Ltd.	82,100	2,068,329
Inaba Seisakusho Co., Ltd.	60,800	491,926
Inabata & Co., Ltd.	195,600	978,241
#Inui Steamship Co., Ltd.	80,800	406,039
#*Iseki & Co., Ltd.	718,000	1,746,974
#Ishii Iron Works Co., Ltd.	110,000	174,728
#*Ishikawa Seisakusho, Ltd.	101,000	77,687
Ishikawajima Construction Materials Co., Ltd.	202,000	195,715
Itoki Corp.	174,200	406,203
#Iwatani International Corp.	847,000	2,453,580
#*Jalux, Inc.	43,300	329,639
Jamco Corp.	82,000	626,605
Japan Airport Terminal Co., Ltd.	111,200	1,823,955
#*Japan Bridge Corp.	25,900	48,044
Japan Foundation Engineering Co., Ltd.	95,600	190,958
Japan Kenzai Co., Ltd.	93,440	373,421
Japan Pulp & Paper Co., Ltd.	449,000	1,514,432
Japan Transcity Corp.	231,000	681,688
JFE Shoji Holdings, Inc.	321,000	1,244,261
Kamei Corp.	118,000	483,635
Kanaden Corp.	118,000	632,656
Kanagawa Chuo Kotsu Co., Ltd.	192,000	971,021
Kanamoto Co., Ltd.	112,000	580,912
Kandenko Co., Ltd.	187,000	1,089,788
*Kanematsu Corp.	1,442,625	1,181,115
#*Kanematsu-NNK Corp.	113,000	122,200
Katakura Industries Co., Ltd.	109,900	1,013,284
Kato Works Co., Ltd.	197,000	354,045

97

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
KAWADA TECHNOLOGIES, Inc.	104,500	$1,622,374
Kawagishi Bridge Works Co., Ltd.	38,000	105,181
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	321,096
Keihin Co., Ltd. (The)	199,000	197,716
#Kimura Chemical Plants Co., Ltd.	59,400	372,429
Kinki Sharyo Co., Ltd.	176,000	722,610
Kintetsu World Express, Inc.	75,700	1,756,936
#*Kitagawa Iron Works Co., Ltd.	335,000	466,889
Kitano Construction Corp.	252,000	521,678
Kitazawa Sangyo Co., Ltd.	54,500	96,547
Kitz Corp.	397,000	1,754,186
Kodensha Co., Ltd. (The)	25,000	56,656
Koike Sanso Kogyo Co., Ltd.	152,000	385,716
*Koito Industries, Ltd.	102,000	155,875
Kokuyo Co., Ltd.	211,325	1,615,394
Komai Tekko, Inc.	109,000	186,810
Komatsu Wall Industry Co., Ltd.	32,900	283,862
Komori Corp.	158,500	1,556,292
Kondotec, Inc.	40,500	287,613
*Kosaido Co., Ltd.	364,000	573,914
KRS Corp.	38,200	430,861
*Kumagai Gumi Co., Ltd.	583,800	361,581
#Kuroda Electric Co., Ltd.	109,900	1,275,647
Kyodo Printing Co., Ltd.	303,000	649,037
Kyoei Sangyo Co., Ltd.	97,000	177,011
Kyokuto Boeki Kaisha, Ltd.	58,000	86,380
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	504,724
Kyosan Electric Manufacturing Co., Ltd.	213,000	892,715
Kyowa Exeo Corp.	301,100	2,646,568
#Kyudenko Corp.	195,000	1,003,654
*Lonseal Corp.	116,000	104,984
Maeda Corp.	587,000	1,590,426
Maeda Road Construction Co., Ltd.	274,000	1,899,306
*Maezawa Industries, Inc.	35,700	60,582
Maezawa Kasei Industries Co., Ltd.	50,700	418,996
Maezawa Kyuso Industries Co., Ltd.	50,400	565,662
*Makino Milling Machine Co., Ltd.	338,000	2,326,602
Marubeni Construction Material Lease Co., Ltd.	75,000	80,959
Maruka Machinery Co., Ltd.	28,100	208,711
Maruwn Corp.	66,000	167,201
#Maruyama Manufacturing Co, Inc.	150,000	264,124
Maruzen Showa Unyu Co., Ltd.	296,000	924,785
#Matsuda Sangyo Co., Ltd.	77,482	1,337,712
Matsui Construction Co., Ltd.	98,600	339,994
Max Co., Ltd.	181,000	1,997,271
#*Meidensha Corp.	732,050	2,607,877
#*Meiji Machine Co., Ltd.	63,000	15,679
#Meiji Shipping Co., Ltd.	106,100	369,413
*Meitec Corp.	130,100	2,596,407
Meito Transportation Co., Ltd.	22,000	159,550
#*Meiwa Trading Co., Ltd.	140,000	360,263
Mesco, Inc.	30,000	193,365
*Mirait Holdings Corp.	274,685	1,805,746
Mitani Corp.	52,600	417,526
Mitsubishi Kakoki Kaisha, Ltd.	229,000	440,231
Mitsubishi Pencil Co., Ltd.	100,600	1,758,420
Mitsuboshi Belting, Ltd.	274,000	1,129,113
#Mitsui Matsushima Co., Ltd.	338,000	617,494
Mitsui-Soko Co., Ltd.	463,000	1,740,776
Mitsumura Printing Co., Ltd.	93,000	276,171
#Miura Co., Ltd.	131,300	2,967,570

98

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Miura Printing Corp.	19,000	$28,340
*Miyaji Engineering Group, Inc.	1,524,175	1,249,500
#*Miyakoshi Corp.	48,400	178,994
*Mori Denki Mfg. Co., Ltd.	625,000	54,830
#Mori Seiki Co., Ltd.	282,900	2,755,676
Morita Holdings Corp.	156,000	840,866
#Moshi Moshi Hotline, Inc.	104,400	2,434,264
Mystar Engineering Corp.	15,600	63,823
Nac Co., Ltd.	28,900	324,739
Nachi-Fujikoshi Corp.	588,000	1,757,837
Naikai Zosen Corp.	75,000	291,765
*Nakano Corp.	103,000	241,402
Narasaki Sangyo Co., Ltd.	56,000	69,589
NEC Capital Solutions, Ltd.	45,100	579,881
#NEC Networks & System Integration Corp.	104,600	1,220,191
New Tachikawa Aircraft Co., Ltd.	9,900	614,409
Nichias Corp.	416,000	1,793,707
Nichiban Co., Ltd.	122,000	403,173
*Nichiden Corp.	1,000	28,846
Nichiha Corp.	92,880	731,553
Nichireki Co., Ltd.	96,000	340,863
#Nihon M&A Center, Inc.	27	97,598
Nikko Co., Ltd.	127,000	359,302
Nippo Corp.	244,000	1,510,747
Nippon Carbon Co., Ltd.	396,000	1,264,150
Nippon Conveyor Co., Ltd.	168,000	140,076
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,652,730
Nippon Denwa Shisetu Co., Ltd.	203,000	571,824
Nippon Filcon Co., Ltd.	73,100	358,001
Nippon Hume Corp.	91,000	266,835
Nippon Jogesuido Sekkei Co., Ltd.	289	351,005
#Nippon Kanzai Co., Ltd.	46,200	725,967
Nippon Koei Co., Ltd.	272,000	713,374
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,676,716
#Nippon Seisen Co., Ltd.	107,000	546,805
#Nippon Sharyo, Ltd.	216,000	950,676
Nippon Shindo Co., Ltd.	8,000	13,722
Nippon Signal Co., Ltd.	206,800	1,448,305
Nippon Steel Trading Co., Ltd.	280,000	789,445
Nippon Thompson Co., Ltd.	255,000	1,767,555
*Nippon Tungsten Co., Ltd.	81,000	125,711
*Nippon Yusoki Co., Ltd.	138,000	296,963
Nishimatsu Construction Co., Ltd.	954,000	1,016,363
Nishishiba Electric Co., Ltd.	101,000	144,174
Nissei Corp.	104,600	777,080
*Nissei Plastic Industrial Co., Ltd.	378,800	1,076,857
#Nissha Printing Co., Ltd.	72,600	1,600,995
Nissin Corp.	336,000	732,162
Nissin Electric Co., Ltd.	109,000	566,962
Nitchitsu Co., Ltd.	58,000	133,347
Nitta Corp.	101,200	1,597,404
#Nitto Boseki Co., Ltd.	847,000	1,967,458
Nitto Kogyo Corp.	143,400	1,301,817
#Nitto Kohki Co., Ltd.	65,600	1,548,935
Nitto Seiko Co., Ltd.	122,000	347,409
*Nittoc Construction Co., Ltd.	316,000	179,802
*Noda Corp.	169,300	378,549
Nomura Co., Ltd.	205,000	544,011
Noritake Co., Ltd.	510,000	1,601,694
Noritz Corp.	83,000	1,524,021
#NS United Kaiun Kaisha, Ltd.	403,000	1,023,388

99

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#*Oak Capital Corp.	55,735	$81,571
Obayashi Road Corp.	106,000	174,993
Oiles Corp.	117,242	1,830,344
*Okamoto Machine Tool Works, Ltd.	163,000	202,127
#Okamura Corp.	273,900	1,442,110
Okano Valve Manufacturing Co.	58,000	468,023
#*Oki Electric Cable Co., Ltd.	90,000	138,298
#*OKK Corp.	255,000	333,790
#*OKUMA Corp.	383,000	2,271,831
Okumura Corp.	716,400	2,502,034
O-M, Ltd.	105,000	323,269
Onoken Co., Ltd.	58,900	441,804
#Organo Corp.	155,000	1,025,371
*Original Engineering Consultants Co., Ltd.	61,500	88,242
OSG Corp.	189,800	1,977,127
Oyo Corp.	101,300	810,401
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	195,635
#Park24 Co., Ltd.	118,700	1,146,964
Pasco Corp.	23,000	54,657
Pasona Group, Inc.	18	13,260
Penta-Ocean Construction Co., Ltd.	841,000	1,263,774
Pilot Corp.	730	1,127,742
Pronexus, Inc.	133,200	660,119
Raito Kogyo Co., Ltd.	193,700	424,060
Rheon Automatic Machinery Co., Ltd.	64,000	152,024
*Ryobi, Ltd.	548,200	2,008,051
*Sailor Pen Co., Ltd.	110,000	60,086
Sakai Heavy Industries, Ltd.	126,000	182,040
*Sakurada Co., Ltd.	57,000	9,911
#*Sanix, Inc.	157,400	291,006
Sanki Engineering Co., Ltd.	245,000	1,527,328
#Sanko Metal Industrial Co., Ltd.	118,000	222,663
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,254,488
*Sankyu, Inc.	717,000	3,006,844
Sanritsu Corp.	16,700	115,038
Sanwa Holdings Corp.	543,000	1,544,819
Sanyo Denki Co., Ltd.	201,000	859,746
Sanyo Engineering & Construction, Inc.	48,000	154,130
Sanyo Industries, Ltd.	79,000	90,343
Sasebo Heavy Industries Co., Ltd.	546,000	964,971
Sato Corp.	104,900	1,200,090
Sato Shoji Corp.	65,300	340,701
*Sawafuji Electric Co., Ltd.	42,000	87,148
Secom Joshinetsu Co., Ltd.	33,900	873,545
Secom Techno Service Co., Ltd.	37,500	1,111,507
Seibu Electric Industry Co., Ltd.	67,000	242,370
Seika Corp.	267,000	576,668
#*Seikitokyu Kogyo Co., Ltd.	388,000	173,726
Seino Holdings Co., Ltd.	203,000	1,235,982
Sekisui Jushi Co., Ltd.	135,000	1,299,740
#Senko Co., Ltd.	362,000	1,103,656
#Senshu Electric Co., Ltd.	37,300	333,466
#Shibusawa Warehouse Co., Ltd.	231,000	753,765
Shibuya Kogyo Co., Ltd.	82,300	797,353
Shima Seiki Manufacturing Co., Ltd.	79,200	1,512,842
Shin Nippon Air Technologies Co., Ltd.	84,280	477,477
Shin-Keisei Electric Railway Co., Ltd.	174,000	726,152
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	992,529
Shinmaywa Industries, Ltd.	399,000	1,388,404
Shinnihon Corp.	215,900	496,802
Shinsho Corp.	202,000	416,051

100

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Sho-Bond Corp.	95,300	$2,039,647
#Shoko Co., Ltd.	316,000	426,779
#Showa Aircraft Industry Co., Ltd.	112,000	792,223
#Sinfonia Technology Co., Ltd.	474,000	934,595
Sintokogio, Ltd.	191,800	1,454,113
Soda Nikka Co., Ltd.	67,000	264,011
Sohgo Security Services Co., Ltd.	208,400	2,181,721
Sotetsu Holdings, Inc.	111,000	351,911
#Space Co., Ltd.	73,420	455,264
Subaru Enterprise Co., Ltd.	59,000	159,762
Sugimoto & Co., Ltd.	34,100	265,562
Sumitomo Densetsu Co., Ltd.	104,600	363,901
*Sumitomo Mitsui Construction Co., Ltd.	256,200	175,016
#Sumitomo Precision Products Co., Ltd.	150,000	563,344
Sumitomo Warehouse Co., Ltd.	348,000	1,805,224
*Suzuki Metal Industry Co., Ltd.	71,000	124,421
*SWCC Showa Holdings Co., Ltd.	831,000	649,466
*Tadano, Ltd.	306,579	1,370,092
Taihei Dengyo Kaisha, Ltd.	138,000	963,522
Taihei Kogyo Co., Ltd.	244,000	1,035,431
Taiheiyo Kouhatsu, Inc.	95,000	63,325
#Taikisha, Ltd.	124,300	1,667,747
#Takada Kiko Co., Ltd.	289,000	545,118
Takano Co., Ltd.	52,000	244,611
#Takara Printing Co., Ltd.	38,055	299,643
Takara Standard Co., Ltd.	483,000	2,970,009
#Takasago Thermal Engineering Co., Ltd.	279,000	1,971,552
#Takashima & Co., Ltd.	137,000	196,877
Takigami Steel Construction Co., Ltd.	50,000	128,766
*Takisawa Machine Tool Co., Ltd.	191,000	178,652
*Takuma Co., Ltd.	297,000	725,801
*Tanseisha Co., Ltd.	74,000	157,039
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	496,071
TECHNO ASSOCIE Co., Ltd.	58,400	456,778
Techno Ryowa, Ltd.	71,390	346,396
#Teikoku Electric Manufacturing Co., Ltd.	31,800	609,555
*Tekken Corp.	521,000	433,649
#Temp Holdings Co., Ltd.	21,000	185,982
Teraoka Seisakusho Co., Ltd.	53,600	237,814
Toa Corp.	744,000	628,511
TOA ROAD Corp.	155,000	225,724
#*Tobishima Corp.	1,548,500	385,148
Tocalo Co., Ltd.	51,600	875,732
Toda Corp.	656,000	2,210,306
Toenec Corp.	204,000	1,042,886
Tokai Lease Co., Ltd.	86,000	149,671
#Toko Electric Corp.	88,000	445,200
Tokyo Energy & Systems, Inc.	126,000	736,435
TOKYO KEIKI, Inc.	265,000	349,776
#*Tokyo Kikai Seisakusho, Ltd.	300,000	241,949
Tokyo Sangyo Co., Ltd.	78,000	230,591
#Tokyu Community Corp.	31,200	845,437
Toli Corp.	207,000	323,257
#Tomoe Corp.	115,500	359,570
Tonami Holdings Co., Ltd.	331,000	517,903
Toppan Forms Co., Ltd.	124,900	1,108,421
*Tori Holdings Co., Ltd.	217,700	48,610
#Torishima Pump Manufacturing Co., Ltd.	80,500	1,328,139
Toshiba Machine Co., Ltd.	340,000	1,395,743
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,398,417
*Tosho Printing Co., Ltd.	243,000	361,733

101

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Totetsu Kogyo Co., Ltd.	122,000	$710,547
#*Totoku Electric Co., Ltd.	66,000	55,625
#Toyo Electric Manufacturing Co., Ltd.	149,000	639,827
Toyo Engineering Corp.	556,400	1,774,092
Toyo Machinery & Metal Co., Ltd.	42,400	118,193
*Toyo Shutter Co., Ltd.	7,100	21,736
#Toyo Tanso Co, Ltd.	32,400	1,854,056
#Toyo Wharf & Warehouse Co., Ltd.	274,000	436,057
Trinity Industrial Corp.	56,000	170,931
Trusco Nakayama Corp.	95,200	1,387,435
Tsubakimoto Chain Co.	555,700	2,456,404
Tsubakimoto Kogyo Co., Ltd.	97,000	239,149
#Tsugami Corp.	252,000	1,584,152
Tsukishima Kikai Co., Ltd.	121,000	764,093
Tsurumi Manufacturing Co., Ltd.	94,000	560,045
Tsuzuki Denki Co., Ltd.	75,000	327,298
TTK Co., Ltd.	62,000	248,834
Uchida Yoko Co., Ltd.	171,000	566,637
Ueki Corp.	453,000	684,909
Union Tool Co.	56,900	1,456,770
Utoc Corp.	96,400	248,483
#*Wakachiku Construction Co., Ltd.	1,710,000	808,696
Weathernews, Inc.	26,700	401,094
#Yahagi Construction Co., Ltd.	136,000	771,847
Yamabiko Corp.	28,782	213,696
Yamato Corp.	82,000	281,660
Yamaura Corp.	40,500	91,319
#Yamazen Co., Ltd.	294,000	1,199,991
Yasuda Warehouse Co., Ltd. (The)	98,200	594,916
Yokogawa Bridge Holdings Corp.	139,400	743,907
Yondenko Corp.	133,800	493,953
*Yuasa Trading Co., Ltd.	779,000	646,944
Yuken Kogyo Co., Ltd.	156,000	305,588
Yurtec Corp.	221,000	769,112
Yusen Logistics Co., Ltd.	55,500	767,753
#Yushin Precision Equipment Co., Ltd.	53,334	963,386

Total Industrials		311,327,102

Information Technology — (9.8%)
Ai Holdings Corp.	182,600	617,392
Aichi Tokei Denki Co., Ltd.	113,000	311,903
#Aiphone Co., Ltd.	70,900	1,034,205
Allied Telesis Holdings K.K.	470,700	609,438
#Alpha Systems, Inc.	27,300	533,818
#Alps Electric Co., Ltd.	281,695	2,524,047
#Anritsu Corp.	435,000	2,805,777
AOI Electronic Co., Ltd.	37,400	358,607
*Apic Yamada Corp.	36,000	100,750
Arisawa Manufacturing Co., Ltd.	18,600	91,280
Asahi Net, Inc.	21,000	73,824
CAC Corp.	68,700	479,318
Canon Electronics, Inc.	68,200	1,790,151
Capcom Co., Ltd.	167,200	2,628,070
Chino Corp.	151,000	346,670
CMK Corp.	74,300	293,006
Computer Engineering & Consulting, Ltd.	61,500	265,723
Core Corp.	45,700	323,477
Cresco, Ltd.	23,200	108,654
#*CSK Corp.	431,900	1,447,429
Cybernet Systems Co., Ltd.	85	21,839
#Cybozu, Inc.	895	229,914

102

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Daiko Denshi Tsushin, Ltd.	12,000	$16,116
*Dainippon Screen Manufacturing Co., Ltd.	731,000	4,159,684
Denki Kogyo Co., Ltd.	234,000	938,657
DKK TOA Corp.	31,000	90,459
DTS Corp.	84,900	903,186
#*Dwango Co., Ltd.	231	466,642
#Eizo Nanao Corp.	73,100	1,490,171
Elematec Corp.	1,700	21,460
*Elna Co., Ltd.	97,000	97,409
Enplas Corp.	14,400	184,083
ESPEC Corp.	79,800	448,680
Faith, Inc.	54	3,881
#*FDK Corp.	409,000	558,613
*Fuji Electronics Co., Ltd.	1,200	15,412
#Fuji Soft, Inc.	96,400	1,426,897
*Fujitsu Component, Ltd.	139	46,573
Fujitsu Frontech, Ltd.	78,600	581,610
Fuso Dentsu Co., Ltd.	16,000	62,361
Future Architect, Inc.	1,206	438,290
GMO Internet, Inc.	61,200	218,851
Hakuto Co., Ltd.	69,100	584,797
*Hioki EE Corp.	6,000	114,321
Hitachi Business Solution Co., Ltd.	43,200	376,413
Hitachi Kokusai Electric, Inc.	239,500	2,175,861
#Hochiki Corp.	97,000	436,312
Hokuriku Electric Industry Co., Ltd.	289,000	545,057
Horiba, Ltd.	120,500	2,959,345
#Hosiden Corp.	241,300	2,394,303
#Icom, Inc.	47,600	1,280,082
#*Ikegami Tsushinki Co., Ltd.	174,000	105,798
#Ines Corp.	153,900	929,592
I-Net Corp.	47,800	249,832
Information Services International-Dentsu, Ltd.	76,700	488,207
Innotech Corp.	2,000	9,929
Internet Initiative Japan, Inc.	407	876,869
Ishii Hyoki Co., Ltd.	23,700	195,429
IT Holdings Corp.	262,401	2,897,221
#*ITC Networks Corp.	35,700	172,656
Itfor, Inc.	1,900	5,531
*Iwatsu Electric Co., Ltd.	303,000	218,532
Japan Aviation Electronics Industry, Ltd.	240,600	1,596,769
Japan Business Computer Co., Ltd.	73,200	450,211
#Japan Cash Machine Co., Ltd.	84,315	625,370
#Japan Digital Laboratory Co., Ltd.	104,900	1,049,307
Japan Radio Co., Ltd.	376,000	848,200
#Jastec Co., Ltd.	61,400	385,007
JBIS Holdings, Inc.	79,600	283,989
JIEC Co., Ltd.	199	176,413
Kaga Electronics Co., Ltd.	95,100	1,017,528
#Kakaku.com, Inc.	573	2,765,044
Kanematsu Electronics, Ltd.	83,100	798,674
Kawatetsu Systems, Inc.	174	131,356
Koa Corp.	144,800	1,474,022
*Kubotek Corp.	370	89,274
Kyoden Co., Ltd.	160,000	223,699
Kyowa Electronic Instruments Co., Ltd.	52,000	155,731
Macnica, Inc.	47,900	920,211
*Macromill, Inc.	127	195,936
Marubun Corp.	96,100	444,651
Maruwa Co., Ltd.	36,500	883,425
Maspro Denkoh Corp.	61,000	571,861

103

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Megachips Corp.	81,300	$1,426,126
*Meisei Electric Co., Ltd.	359,000	249,448
Melco Holdings, Inc.	41,100	1,332,099
Mimasu Semiconductor Industry Co., Ltd.	82,881	813,774
Miroku Jyoho Service Co., Ltd.	107,000	278,635
*Mitsui High-Tec, Inc.	131,600	662,253
Mitsui Knowledge Industry Co., Ltd.	3,688	583,157
Mitsumi Electric Co., Ltd.	71,100	1,208,926
#*Mutoh Holdings Co., Ltd.	160,000	338,175
*Nagano Japan Radio Co., Ltd.	85,000	106,769
Nagano Keiki Co., Ltd.	600	4,612
Nakayo Telecommunications, Inc.	542,000	996,217
NEC Fielding, Ltd.	91,200	979,548
NEC Mobiling, Ltd.	45,100	1,131,042
#Net One Systems Co., Ltd.	1,889	2,630,500
#*New Japan Radio Co., Ltd.	37,000	91,519
Nichicon Corp.	258,800	2,877,646
Nidec Copal Electronics Corp.	21,100	147,154
#Nidec Sankyo Corp.	191,000	1,352,910
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,211,340
#*Nihon Inter Electronics Corp.	104,700	149,009
Nihon Unisys, Ltd.	202,175	1,286,501
*Nippon Avionics Co., Ltd.	78,000	133,153
#Nippon Ceramic Co., Ltd.	83,100	1,403,212
#*Nippon Chemi-Con Corp.	472,000	1,891,394
Nippon Systemware Co., Ltd.	27,900	105,461
Nohmi Bosai, Ltd.	116,000	666,840
#NS Solutions Corp.	66,700	1,241,684
#NSD Co., Ltd.	170,300	1,811,988
Obic Business Consultants Co., Ltd.	18,800	943,580
Okaya Electric Industries Co., Ltd.	73,000	274,742
*Oki Electric Industry Co., Ltd.	2,162,000	1,877,603
ONO Sokki Co., Ltd.	103,000	250,842
Optex Co., Ltd.	10,400	125,296
*Origin Electric Co., Ltd.	105,000	363,683
#Osaki Electric Co., Ltd.	116,000	859,793
*Panasonic Electric Works Information Systems Co., Ltd.	9,800	267,113
PCA Corp.	17,500	184,877
#*Pixela Corp.	18,400	44,264
Riken Keiki Co., Ltd.	77,800	486,172
Roland DG Corp.	51,500	714,849
Ryoden Trading Co., Ltd.	141,000	754,691
Ryosan Co., Ltd.	122,000	3,004,852
Ryoyo Electro Corp.	108,000	998,207
Sanken Electric Co., Ltd.	338,000	1,208,514
Sanko Co., Ltd.	22,000	61,667
Sanshin Electronics Co., Ltd.	108,100	874,708
Satori Electric Co., Ltd.	56,380	394,170
*Saxa Holdings, Inc.	194,000	269,525
*Sekonic Corp.	15,000	18,498
*Shibaura Mechatronics Corp.	138,000	441,750
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,191,696
#Shinkawa, Ltd.	68,300	663,651
*Shinko Electric Industries Co., Ltd.	11,700	113,894
Shinko Shoji Co., Ltd.	75,900	561,580
Shizuki Electric Co., Inc.	103,000	355,656
Siix Corp.	82,100	736,092
#*Simplex Holdings, Inc.	686	311,755
#SMK Corp.	263,000	1,127,376
Softbank Technology Corp.	100	696
So-net Entertainment Corp.	426	1,102,896

104

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
SRA Holdings	49,700	$471,806
Star Micronics Co., Ltd.	137,200	1,308,662
Sumida Corp.	61,549	509,247
Sumisho Computer Systems Corp.	103,400	1,531,648
Sun-Wa Technos Corp.	500	3,032
#Sunx, Ltd.	109,000	608,721
#*Systena Corp.	1,096	863,346
Tachibana Eletech Co., Ltd.	62,400	443,648
Taiyo Yuden Co., Ltd.	113,000	1,451,788
#Tamura Corp.	249,000	615,445
*Teac Corp.	292,000	134,056
Tecmo Koei Holdings Co., Ltd.	143,730	899,346
Teikoku Tsushin Kogyo Co., Ltd.	172,000	392,031
#TKC, Corp.	83,700	1,662,548
#*Toko, Inc.	304,000	458,659
Tokyo Denpa Co., Ltd.	24,900	131,262
Tokyo Electron Device, Ltd.	352	562,169
Tokyo Seimitsu Co., Ltd.	138,200	1,787,470
Tomen Electronics Corp.	50,600	626,899
#Topcon Corp.	160,500	617,307
Tose Co., Ltd.	22,100	127,758
Toshiba TEC Corp.	404,000	1,587,034
Toukei Computer Co., Ltd.	27,710	386,002
#*Towa Corp.	41,900	277,274
#Toyo Corp.	110,600	1,030,272
Trans Cosmos, Inc.	116,900	919,047
Ulvac, Inc.	130,200	2,621,267
*Uniden Corp.	121,000	241,791
#*Wacom Co., Ltd.	1,310	1,495,590
XNET Corp.	21	33,522
#*Yamaichi Electronics Co., Ltd.	96,500	260,929
*Yaskawa Information Systems Corp.	40,000	118,375
Yokowo Co., Ltd.	69,500	354,656
Zuken, Inc.	94,600	640,216

Total Information Technology		134,135,695

Materials — (11.2%)
Achilles Corp.	670,000	874,422
Adeka Corp.	331,700	3,535,829
Agro-Kanesho Co., Ltd.	7,000	69,582
Aichi Steel Corp.	367,000	2,038,495
Arakawa Chemical Industries, Ltd.	67,700	706,476
Araya Industrial Co., Ltd.	204,000	303,396
Aronkasei Co., Ltd.	124,000	501,826
Asahi Organic Chemicals Industry Co., Ltd.	325,000	752,616
Chuetsu Pulp & Paper Co., Ltd.	395,000	643,394
*Chugai Mining Co., Ltd.	852,400	318,360
Chugoku Marine Paints, Ltd.	230,000	1,665,972
*Chugokukogyo Co., Ltd.	62,000	62,200
Chuo Denki Kogyo Co., Ltd.	90,000	514,523
#*Co-Op Chemical Co., Ltd.	159,000	188,340
#*Dai Nippon Toryo, Ltd.	488,000	467,369
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	504,557
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	298,701
Daiken Corp.	382,000	878,462
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,290,074
Daio Paper Corp.	201,500	1,308,682
Daiso Co., Ltd.	343,000	903,368
DC Co., Ltd.	113,900	168,435
DIC Corp.	629,000	1,169,046
Dynapac Co., Ltd.	25,000	70,966

105

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Earth Chemical Co., Ltd.	17,700	$600,938
FP Corp.	58,500	3,229,497
#Fuji Seal International, Inc.	56,100	1,137,546
Fujikura Kasei Co., Ltd.	94,500	566,365
Fujimi, Inc.	1,800	25,642
Fumakilla, Ltd.	85,000	380,622
Furukawa-Sky Aluminum Corp.	161,000	426,291
Geostar Corp.	38,000	44,225
Godo Steel, Ltd.	521,000	980,134
#Gun Ei Chemical Industry Co., Ltd.	262,000	678,218
Harima Chemicals, Inc.	78,000	436,517
#Hodogaya Chemical Co., Ltd.	265,000	763,716
Hokkan Holdings, Ltd.	210,000	520,410
Hokko Chemical Industry Co., Ltd.	90,000	264,141
#Hokuetsu Kishu Paper Co., Ltd.	551,199	2,549,239
*Hokushin Co., Ltd.	61,400	71,810
Honshu Chemical Industry Co., Ltd.	35,000	222,727
Ihara Chemical Industry Co., Ltd.	155,000	436,953
Ise Chemical Corp.	86,000	549,457
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	931,605
*Japan Carlit Co., Ltd.	59,800	284,684
JSP Corp.	100,100	1,152,415
#Kanto Denka Kogyo Co., Ltd.	186,000	1,397,257
Katakura Chikkarin Co., Ltd.	43,000	127,335
Kawakin Holdings Co., Ltd.	11,000	36,776
Kawasaki Kasei Chemicals, Ltd.	121,000	151,976
#Koatsu Gas Kogyo Co., Ltd.	161,000	884,732
Kohsoku Corp.	62,800	565,709
Konishi Co., Ltd.	66,900	779,816
#Kumiai Chemical Industry Co., Ltd.	224,000	726,726
#Kureha Corp.	545,500	3,096,346
Kurosaki Harima Corp.	210,000	695,594
Kyoei Steel, Ltd.	47,300	576,052
Lintec Corp.	52,600	1,181,255
MEC Co., Ltd.	61,200	225,486
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,113,988
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,246,724
Mitsui Mining & Smelting Co., Ltd.	350,000	1,067,450
Mory Industries, Inc.	154,000	506,713
Nakabayashi Co., Ltd.	181,000	357,386
*Nakayama Steel Works, Ltd.	413,000	512,155
Neturen Co., Ltd.	145,200	1,051,486
Nichia Steel Works, Ltd.	175,900	396,773
Nihon Kagaku Sangyo Co., Ltd.	79,000	571,003
#Nihon Nohyaku Co., Ltd.	216,000	1,243,722
Nihon Parkerizing Co., Ltd.	230,000	3,013,274
Nihon Seiko Co., Ltd.	18,000	50,159
Nihon Yamamura Glass Co., Ltd.	360,000	913,176
#*Nippon Carbide Industries Co., Inc.	201,000	513,302
Nippon Chemical Industrial Co., Ltd.	281,000	638,054
Nippon Chutetsukan K.K.	50,000	66,960
Nippon Chuzo K.K.	111,000	104,562
#Nippon Coke & Engineering Co., Ltd.	772,500	1,259,483
#Nippon Concrete Industries Co., Ltd.	157,000	239,601
Nippon Denko Co., Ltd.	372,000	2,756,092
Nippon Fine Chemical Co., Ltd.	85,600	487,604
#Nippon Kasei Chemical Co., Ltd.	355,000	797,866
#*Nippon Kinzoku Co., Ltd.	222,000	369,315
*Nippon Koshuha Steel Co., Ltd.	366,000	359,028
*Nippon Light Metal Co., Ltd.	1,548,000	2,600,679
#*Nippon Metal Industry Co., Ltd.	556,000	676,687

106

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Nippon Paint Co., Ltd.	691,200	$5,107,460
Nippon Pigment Co., Ltd.	43,000	110,344
Nippon Pillar Packing Co., Ltd.	83,000	473,104
Nippon Soda Co., Ltd.	515,000	2,222,897
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,434,660
Nippon Valqua Industries, Ltd.	313,000	890,031
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,159,118
Nittetsu Mining Co., Ltd.	273,000	1,027,098
Nitto FC Co., Ltd.	72,000	384,177
#NOF Corp.	673,000	3,103,136
Okabe Co., Ltd.	186,900	718,544
Okamoto Industries, Inc.	384,000	1,609,218
*Okura Industrial Co., Ltd.	211,000	516,145
#Osaka Organic Chemical Industry, Ltd.	66,000	383,029
Osaka Steel Co., Ltd.	73,900	1,100,939
#Osaka Titanium Technologies Co., Ltd.	13,900	649,118
#Pacific Metals Co., Ltd.	341,000	2,835,502
#Pack Corp. (The)	66,200	1,221,280
Riken Technos Corp.	197,000	520,357
*S Science Co., Ltd.	3,183,000	79,110
#S.T. Chemical Co., Ltd.	78,500	857,959
Sakai Chemical Industry Co., Ltd.	355,000	1,466,523
Sakata INX Corp.	208,000	901,139
Sanyo Chemical Industries, Ltd.	292,000	2,176,516
#Sanyo Special Steel Co., Ltd.	459,300	2,260,510
Sekisui Plastics Co., Ltd.	209,000	852,809
Shikoku Chemicals Corp.	177,000	973,511
Shinagawa Refractories Co., Ltd.	224,000	489,214
Shin-Etsu Polymer Co., Ltd.	214,700	1,134,931
Shinko Wire Co., Ltd.	185,000	268,517
Somar Corp.	43,000	109,619
#Stella Chemifa Corp.	40,800	1,753,326
Sumitomo Bakelite Co., Ltd.	441,000	2,389,000
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,380,765
Sumitomo Osaka Cement Co., Ltd.	1,143,000	2,215,102
Sumitomo Pipe & Tube Co., Ltd.	108,100	619,449
Sumitomo Seika Chemicals Co., Ltd.	214,000	832,836
T. Hasegawa Co., Ltd.	116,800	1,831,002
#*Taiheiyo Cement Corp.	2,740,000	2,957,582
#Taisei Lamick Co., Ltd.	18,500	474,758
Taiyo Holdings Co., Ltd.	36,100	1,023,197
Takasago International Corp.	339,000	1,637,428
Takiron Co., Ltd.	202,000	620,452
Tayca Corp.	151,000	481,718
Tenma Corp.	87,000	828,442
#*Titan Kogyo K.K.	59,000	153,127
Toagosei Co., Ltd.	897,000	3,933,092
#Toda Kogyo Corp.	155,000	1,363,940
#*Toho Titanium Co., Ltd.	77,300	1,989,848
Toho Zinc Co., Ltd.	425,000	1,787,662
Tokai Carbon Co., Ltd.	556,000	3,278,348
Tokushu Tokai Paper Co., Ltd.	501,580	1,070,833
Tokyo Ohka Kogyo Co., Ltd.	129,100	2,382,426
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,427,029
#*Tomoegawa Paper Co., Ltd.	125,000	284,389
Tomoku Co., Ltd.	294,000	698,056
Topy Industries, Ltd.	737,000	1,811,986
Toyo Ink Manufacturing Co., Ltd.	591,000	2,410,964
Toyo Kohan Co., Ltd.	237,000	1,193,539
TYK Corp.	142,000	318,732
Ube Material Industries, Ltd.	266,000	629,830

107

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Wood One Co., Ltd.	169,000	$456,983
Yodogawa Steel Works, Ltd.	562,500	2,080,296
Yuki Gosei Kogyo Co., Ltd.	64,000	160,544
Yushiro Chemical Industry Co., Ltd.	51,000	611,789

Total Materials		152,971,530

Real Estate Investment Trusts — (0.0%)
*Tosei Corp.	72	25,319

Telecommunication Services — (0.0%)
*Invoice, Inc.	38,630	481,027

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	631,733
Hokuriku Gas Co., Ltd.	99,000	252,304
Okinawa Electric Power Co., Ltd.	41,371	1,900,963
#Saibu Gas Co., Ltd.	1,268,000	3,614,327
Shizuoka Gas Co., Ltd.	241,500	1,412,277
#Tokai Corp.	221,000	896,157

Total Utilities		8,707,761

TOTAL COMMON STOCKS		1,201,989,931

RIGHTS/WARRANTS — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $4,900,000 FNMA 5.50%, 12/01/38, valued at $2,521,716) to be repurchased at $2,483,039	$2,483	2,483,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund	165,468,050	165,468,050
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,795,227)## to be repurchased at $2,740,469	$2,740	2,740,419

TOTAL SECURITIES LENDING COLLATERAL		168,208,469

TOTAL INVESTMENTS — (100.0%) (Cost $1,588,187,054)		$1,372,681,400

108

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.2%)
AUSTRALIA — (51.7%)
#*Acrux, Ltd.	129,491	$379,868
*Adacel Technologies, Ltd.	113,249	39,951
#*Adamus Resources, Ltd.	1,326,467	794,855
*ADCorp Australia, Ltd.	212,402	42,288
Adelaide Brighton, Ltd.	1,781,776	6,244,398
*Aditya Birla Minerals, Ltd.	841,658	1,002,725
Adtrans Group, Ltd.	38,110	130,248
*ADX Energy, Ltd.	473,905	44,644
#*AED Oil, Ltd.	325,115	151,646
Aevum, Ltd.	452,176	783,453
*Agenix, Ltd.	707,478	17,325
*AGL Energy, Ltd.	22,311	352,270
*Ainsworth Game Technology, Ltd.	290,243	42,361
*AJ Lucas Group, Ltd.	320,999	750,549
#*Alchemia, Ltd.	724,903	372,334
#Alesco Corp., Ltd.	457,971	1,117,546
#*Alkane Resources, Ltd.	938,520	716,761
#*Alliance Resources, Ltd.	415,578	175,877
*Allied Medical, Ltd.	11,745	—
*Altium, Ltd.	30,000	4,989
*Amadeus Energy, Ltd.	819,137	200,893
Amalgamated Holdings, Ltd.	460,930	2,832,858
*Amcom Telecommunications, Ltd.	1,315,204	436,968
Ammtec, Ltd.	22,534	93,097
*Andean Resources, Ltd.	1,464,837	9,136,669
Ansell, Ltd.	473,632	6,295,905
#*Antares Energy, Ltd.	934,515	434,816
AP Eagers, Ltd.	37,790	481,895
APA Group, Ltd.	1,702,846	6,518,392
*Apex Minerals NL	1,895,791	34,956
#APN News & Media, Ltd.	1,520,163	2,882,895
#*Arafura Resources, Ltd.	726,751	993,895
*ARB Corp., Ltd.	324,213	2,279,358
Ariadne Australia, Ltd.	267,324	79,479
#Aristocrat Leisure, Ltd.	983,123	3,387,383
*Arturus Capital, Ltd.	86,152	6,751
ASG Group, Ltd.	303,152	379,998
*Astron, Ltd.	87,221	176,604
#*Atlas Iron, Ltd.	1,051,157	2,595,391
*Aurora Oil & Gas, Ltd.	768,019	980,612
Ausdrill, Ltd.	884,082	2,072,160
#*Ausenco, Ltd.	132,519	332,260
Austal, Ltd.	558,220	1,341,121
*Austar United Communications, Ltd.	2,751,397	2,635,731
Austbrokers Holdings, Ltd.	81,996	401,008
Austereo Group, Ltd.	1,001,750	1,611,351
#Austin Engineering, Ltd.	116,008	525,863
*Austpac Resources NL	1,052,545	36,035
#*Australian Agricultural Co., Ltd.	801,009	1,256,069
Australian Infrastructure Fund NL	3,018,033	5,854,222
Australian Pharmaceutical Industries, Ltd.	8,248,388	4,170,326
*Australian Worldwide Exploration, Ltd.	1,952,017	2,887,032
*Autodom, Ltd.	170,874	11,047
Automotive Holdings Group NL	408,367	913,939
*Autron Corporation, Ltd.	989,247	12,597
#AVJennings, Ltd.	5,350,378	2,974,677
*Avoca Resources, Ltd.	656,313	2,034,329
*AWB, Ltd.	3,807,619	5,542,901

109

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Ballarat South Gold, Ltd.	1,996	$17,644
*Bandanna Energy, Ltd.	522	625
Bank of Queensland, Ltd.	73,597	750,560
#*Bannerman Resources, Ltd.	287,019	141,729
*BC Iron, Ltd.	236,493	542,155
Beach Petroleum, Ltd.	4,219,558	2,771,327
*Berkeley Resources, Ltd.	152,268	237,765
Beyond International, Ltd.	61,256	45,002
Billabong International, Ltd.	327,739	2,611,718
*Biota Holdings, Ltd.	931,131	884,522
*Bisalloy Steel Group, Ltd.	469,001	82,733
Blackmores, Ltd.	76,842	2,071,496
#*BMA Gold, Ltd.	630,072	207,943
Boart Longyear Group	1,686,718	5,985,737
*Boom Logistics, Ltd.	51,533	25,238
*Boulder Steel, Ltd.	1,667,795	185,577
#*Bow Energy, Ltd.	675,655	764,964
Bradken, Ltd.	589,828	4,743,303
Breville Group, Ltd.	598,466	1,537,406
Brickworks, Ltd.	132,797	1,480,345
#*Brockman Resources, Ltd.	653,924	2,590,102
BSA, Ltd.	617,134	154,312
BT Investment Management, Ltd.	147,529	381,975
Cabcharge Australia, Ltd.	449,774	2,528,701
Calliden Group, Ltd.	633,393	163,161
#Campbell Brothers, Ltd.	290,863	10,019,193
Cape Lambert Iron Ore, Ltd.	35,404	14,187
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	8,060
#Cardno, Ltd.	288,741	1,355,665
*Carnarvon Petroleum, Ltd.	3,731,313	1,796,544
*Carnegie Wave Energy, Ltd.	1,008,948	138,820
#Cash Converters International, Ltd.	1,160,309	651,934
*Catalpa Resources, Ltd.	373,770	731,607
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	105,205	317,906
Cellestis, Ltd.	387,333	902,450
*Cellnet Group, Ltd.	899,404	315,963
#*Centaurus Metals, Ltd.	867,512	80,407
Centrebet International, Ltd.	36,892	56,307
*Centrex Metals, Ltd.	51,889	19,580
#*Ceramic Fuel Cells, Ltd.	2,622,070	460,850
*CGA Mining, Ltd.	5,702	16,365
Challenger Financial Services Group, Ltd.	1,750,037	7,893,293
Chandler Macleod Group, Ltd.	88,156	31,025
*Chemeq, Ltd.	166,742	13,557
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	328,647
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,823
*Citadel Resource Group, Ltd.	5,540,627	2,631,178
*Citigold Corp., Ltd.	3,765,806	365,331
Clarius Group, Ltd.	1,033,818	725,783
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	208,334
Clough, Ltd.	1,462,308	952,835
Clover Corp., Ltd.	269,348	93,856
*CO2 Group, Ltd.	844,559	140,425
*Coal of Africa, Ltd.	452,906	629,348
#*Coalspur Mines, Ltd.	953,101	1,081,314
#*Cockatoo Coal, Ltd.	2,444,203	1,308,881
Codan, Ltd.	150,672	226,135
#Coffey International, Ltd.	587,435	609,319
Collection House, Ltd.	1,758,898	1,276,336

110

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Comet Ridge, Ltd.	65,567	$9,579
#ConnectEast Group, Ltd.	13,951,937	5,936,849
#*Conquest Mining, Ltd.	1,082,609	579,985
Consolidated Media Holdings, Ltd.	1,225,674	4,026,953
*Cooper Energy, Ltd.	226,428	99,591
#Count Financial, Ltd.	798,391	1,023,407
Coventry Group, Ltd.	144,778	333,520
#Crane Group, Ltd.	362,759	2,698,262
#Credit Corp. Group, Ltd.	34,961	107,561
*Crescent Gold, Ltd.	1,124,856	171,281
#CSG, Ltd.	574,628	1,009,491
*CudeCo., Ltd.	316,283	742,174
*Cue Energy Resources, Ltd.	956,173	371,159
#*Customers, Ltd.	477,130	868,792
Data#3, Ltd.	7,813	74,899
#David Jones, Ltd.	1,447,885	6,744,051
#*Decmil Group, Ltd.	207,545	527,096
*Deep Yellow, Ltd.	125,252	27,733
Devine, Ltd.	2,006,856	548,304
*Discovery Metals, Ltd.	869,311	997,108
Dominion Mining, Ltd.	382,377	1,125,547
Domino’s Pizza Enterprises, Ltd.	802	4,465
#Downer EDI, Ltd.	735,244	3,651,232
*Dragon Mining, Ltd.	1,665,100	262,142
*Drillsearch Energy, Ltd.	742,367	43,590
DUET Group, Ltd.	3,300,250	5,624,843
*DuluxGroup, Ltd.	27,501	72,734
#DWS Advanced Business Solutions, Ltd.	158,745	258,751
#*Dyesol, Ltd.	308,239	234,755
#*Eastern Star Gas, Ltd.	3,104,121	2,570,998
#*Elders, Ltd.	1,322,394	834,629
*Elementos, Ltd.	1,039	225
*Ellect Holdings, Ltd.	482	1,700
*Ellex Medical Lasers, Ltd.	197,605	53,748
Emeco Holdings, Ltd.	1,240,388	1,083,831
*Energy World Corp., Ltd.	3,752,842	1,425,283
#Envestra, Ltd.	4,552,356	2,323,369
Envirozel, Ltd.	283,266	20,825
Euroz, Ltd.	13,500	17,821
#*Extract Resources, Ltd.	255,209	1,916,891
#Fantastic Holdings, Ltd.	355,613	783,946
*FAR, Ltd.	414,263	28,811
#*Ferraus, Ltd.	148,325	107,688
*Finbar Group, Ltd.	39,320	53,956
FKP Property Group, Ltd.	1,498,249	1,378,928
#Fleetwood Corp., Ltd.	257,179	3,079,229
#FlexiGroup, Ltd.	597,372	877,212
#Flight Centre, Ltd.	192,954	4,317,514
#*Flinders Mines, Ltd.	6,798,057	799,954
*Focus Minerals, Ltd.	4,358,835	218,152
*Forest Enterprises Australia, Ltd.	2,849,173	125,590
Forge Group, Ltd.	208,416	878,578
*Forte Energy NL	1,022,518	83,209
*FTD Corp., Ltd.	20,365	199
#*Galaxy Resources, Ltd.	437,642	625,383
Gazal Corp., Ltd.	104,542	210,952
*Geodynamics, Ltd.	1,015,653	586,458
#*Gindalbie Metals, Ltd.	1,817,381	1,871,950
#*Giralia Resources NL	625,030	1,684,876
*Golden Rim Resources, Ltd.	105,937	18,674
Goodman Fielder, Ltd.	4,757,757	6,917,187

111

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Gowing Bros., Ltd.	92,437	$212,701
Graincorp, Ltd. Series A	634,518	4,678,450
#*Grange Resources, Ltd.	1,179,696	785,385
#*Great Southern, Ltd.	9,302,784	—
*Greenland Minerals & Energy, Ltd.	280,924	208,424
#GUD Holdings, Ltd.	387,740	3,972,190
#*Gunns, Ltd.	2,872,620	1,913,292
GWA International, Ltd.	973,932	2,932,647
Hastie Group, Ltd.	810,423	1,229,834
*Havilah Resources NL	258,836	172,716
#*HFA Holdings, Ltd.	563,939	88,642
HGL, Ltd.	108,137	138,225
#*Highlands Pacific, Ltd.	2,651,500	1,055,341
Hills Industries, Ltd.	936,401	1,981,284
#*Horizon Oil, Ltd.	3,273,068	1,151,204
*Hutchison Telecommunications Australia, Ltd.	7,909,751	813,089
#*Icon Energy, Ltd.	641,396	115,944
IDT Australia, Ltd.	80,953	41,494
#iiNet, Ltd.	390,161	1,090,647
*Iluka Resources, Ltd.	1,472,781	9,747,906
#*Imdex, Ltd.	812,684	978,655
IMF Australia, Ltd.	299,313	431,531
*IMX Resources, Ltd.	594,082	261,968
Independence Group NL	552,303	3,801,187
*Indophil Resources NL	1,738,038	1,724,326
Industrea, Ltd.	3,947,387	1,777,133
Infigen Energy, Ltd.	1,556,089	1,124,390
Infomedia, Ltd.	1,458,074	329,623
*Innamincka Petroleum, Ltd.	172,297	22,763
*Integra Mining, Ltd.	1,988,072	997,998
Integrated Research, Ltd.	261,513	87,237
#*Intrepid Mines, Ltd.	1,275,220	2,074,192
#Invocare, Ltd.	539,854	3,462,628
#IOOF Holdings, Ltd.	950,183	6,692,291
Iress Market Technology, Ltd.	362,582	3,111,184
#*Iron Ore Holdings, Ltd.	329,441	553,469
#*iSOFT Group, Ltd.	2,688,547	253,051
#*Ivanhoe Australia, Ltd.	154,383	478,801
*Ixla, Ltd.	89,921	2,026
#*Jabiru Metals, Ltd.	1,999,578	1,096,186
#JB Hi-Fi, Ltd.	379,557	7,396,694
K&S Corp., Ltd.	168,916	409,848
#*Kagara, Ltd.	1,628,074	1,218,365
#*Kangaroo Resources, Ltd.	1,638,444	169,441
#*Karoon Gas Australia, Ltd.	667,086	6,155,517
#*Kimberley Metals, Ltd.	204,110	52,116
#*Kings Minerals NL	1,961,035	250,257
#Kingsgate Consolidated, Ltd.	409,970	4,028,563
#*Kingsrose Mining, Ltd.	319,536	339,430
*Lednium, Ltd.	195,019	15,282
Lemarne Corp., Ltd.	25,882	100,626
#Linc Energy, Ltd.	1,125,898	2,145,054
*Liquefied Natural Gas, Ltd.	516,898	315,376
Lycopodium, Ltd.	53,127	231,134
*Lynas Corp., Ltd.	6,385,207	9,202,825
#M2 Telecommunications Group, Ltd.	113,950	285,782
#MAC Services Group, Ltd.	203,673	766,413
#MacMahon Holdings, Ltd.	3,283,150	1,596,876
Macquarie Telecom Group, Ltd.	35,019	246,176
#*Magma Metals, Ltd.	240,771	137,019
*Manhattan Corp., Ltd.	7,972	7,788

112

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Mantra Resources, Ltd.	138,423	$787,265
*Marion Energy, Ltd.	451,508	12,987
Maryborough Sugar Factory, Ltd.	3,384	9,049
MaxiTRANS Industries, Ltd.	942,578	267,185
*McGuigan Simeon Wines, Ltd.	2,238,544	906,983
#McMillan Shakespeare, Ltd.	217,612	1,515,313
#McPherson’s, Ltd.	303,441	925,612
#*Medusa Mining, Ltd.	388,790	2,122,270
#Melbourne IT, Ltd.	429,792	755,802
*MEO Australia, Ltd.	601,533	277,551
#Mermaid Marine Australia, Ltd. (6156941)	787,337	2,200,275
*Mermaid Marine Australia, Ltd. (61569RR)	55,274	154,309
*Mesoblast, Ltd.	102,927	255,868
#*Metgasco, Ltd.	440,223	221,672
*Mikoh Corp., Ltd.	813,548	38,057
*Minara Resources, Ltd.	1,046,783	779,313
Mincor Resources NL	946,204	1,657,455
*Mineral Deposits, Ltd.	508,287	573,266
#Mineral Resources, Ltd.	371,021	3,608,973
#*Mirabela Nickel, Ltd.	1,199,419	1,861,147
#*Mitchell Communications Group, Ltd.	1,333,070	1,573,811
#*Molopo Energy, Ltd.	1,131,021	1,128,469
Monadelphous Group, Ltd.	302,955	4,963,891
*Morning Star Gold NL	94,805	38,626
Mortgage Choice, Ltd.	641,387	753,321
*Mount Gibson Iron, Ltd.	2,962,399	5,885,580
*Murchison Metals, Ltd.	1,158,607	1,771,135
Namoi Cotton Cooperative, Ltd.	196,490	96,193
*Nanosonics, Ltd.	16,308	14,328
National Can Industries, Ltd.	97,017	133,046
Navitas, Ltd.	1,205,167	4,521,704
#*Neptune Marine Services, Ltd.	698,838	150,668
*Nexbis, Ltd.	580,630	41,582
#*Nexus Energy, Ltd.	2,957,188	1,355,353
NIB Holdings, Ltd.	339,801	415,657
#*Nido Petroleum, Ltd. (6165732)	5,312,071	702,462
*Nido Petroleum, Ltd. (61657RR)	781,083	103,290
*Norfolk Group, Ltd.	196,437	219,582
*North Australian Diamonds, Ltd.	333,270	11,521
*Northern Energy Corp., Ltd.	136,245	214,871
*Northern Iron, Ltd.	222,692	335,675
*Norton Gold Fields, Ltd.	276,468	53,978
*Novogen, Ltd.	391,119	47,580
*NRW Holdings, Ltd.	308,387	539,968
#Nufarm, Ltd.	561,415	2,502,399
Oakton, Ltd.	378,695	1,151,169
*Orbital Corp., Ltd.	492,642	13,604
#*Orocobre, Ltd.	244,317	583,957
OrotonGroup, Ltd.	79,968	620,300
*Otto Energy, Ltd.	1,486,012	119,138
*Pacific Brands, Ltd.	4,412,120	4,698,942
*Pacific Niugini, Ltd.	20,702	7,924
#*Pan Pacific Petroleum NL	1,094,343	203,921
*PanAust, Ltd.	8,757,197	6,425,678
Panoramic Resources, Ltd.	901,883	2,083,741
*Paperlinx, Ltd.	2,771,649	1,209,195
Patties Foods, Ltd.	22,996	29,749
*Payce Consolidated, Ltd.	29,670	43,595
#Peet, Ltd.	1,039,078	1,931,596
*Perilya, Ltd.	677,251	359,029
#Perpetual Trustees Australia, Ltd.	145,492	5,401,823

113

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Perseus Mining, Ltd.	1,377,405	$4,047,188
#*Pharmaxis, Ltd.	815,846	2,253,128
Photon Group, Ltd.	240,874	16,025
*Planet Gas, Ltd.	55,177	4,030
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	636,617
PMP, Ltd.	1,813,797	1,360,587
#*Port Bouvard, Ltd.	270,578	27,830
*Poseidon Nickel, Ltd.	425,525	75,086
#Premier Investments, Ltd.	198,655	1,345,032
*Prima Biomed, Ltd.	1,575,197	200,794
Primary Health Care, Ltd.	1,717,450	5,255,394
Prime Media Group, Ltd.	1,001,480	639,414
#*PrimeAg Australia, Ltd.	18,825	26,320
Probiotec, Ltd.	8,144	7,368
Programmed Maintenance Service, Ltd.	549,269	1,052,882
*QRxPharma, Ltd.	6,876	6,254
*Quickstep Holdings, Ltd.	271,165	105,769
Ramelius Resources, Ltd.	147,307	104,730
RCR Tomlinson, Ltd.	1,082,680	1,476,211
#REA Group, Ltd.	192,233	2,026,400
Reckon, Ltd.	168,787	380,590
*Red Fork Energy, Ltd.	62,243	24,706
Redflex Holdings, Ltd.	377,855	952,501
#Reece Australia, Ltd.	238,457	5,205,510
*Regis Resources, Ltd.	955,707	1,499,351
Reject Shop, Ltd. (The)	112,300	2,023,427
#*Resolute Mining, Ltd.	1,442,710	1,861,353
*Resource Generation, Ltd.	94,910	53,806
#Retail Food Group, Ltd.	28,518	70,484
Reverse Corp., Ltd.	120,559	14,216
#*Rex Minerals, Ltd.	208,529	510,483
*RHG, Ltd.	518,226	359,482
Ridley Corp., Ltd.	1,283,068	1,546,683
#*RiverCity Motorway Group, Ltd.	1,563,354	19,834
*Riversdale Mining, Ltd.	816,637	8,595,557
*Roc Oil Co., Ltd.	1,448,827	590,333
Rock Building Society, Ltd.	30,256	77,032
Ross Human Directions, Ltd.	138,330	94,331
RP Data, Ltd.	10,477	12,191
*Runge, Ltd.	30,702	15,360
#Ruralco Holdings, Ltd.	88,146	215,194
#SAI Global, Ltd.	992,324	4,250,991
*Salinas Energy, Ltd.	637,362	96,214
#Salmat, Ltd.	690,131	2,777,769
#*Samson Oil & Gas, Ltd.	2,064,909	121,313
*Sandfire Resources NL	337,052	2,651,661
*Saracen Mineral Holdings, Ltd.	1,181,452	708,846
Schaffer Corp., Ltd.	33,766	151,939
SDI, Ltd.	169,883	38,830
#Sedgman, Ltd.	241,918	491,542
#Seek, Ltd.	666,916	4,729,187
Select Harvests, Ltd.	281,832	887,511
#Servcorp, Ltd.	307,866	912,914
*Service Stream, Ltd.	1,432,710	689,769
*Seven Group Holdings, Ltd.	723,898	5,239,495
Sigma Pharmaceuticals, Ltd.	4,862,235	2,152,431
*Sihayo Gold, Ltd.	169,168	32,359
#*Silex System, Ltd.	459,090	2,362,981
*Silver Lake Resources, Ltd.	429,217	979,166
#Sirtex Medical, Ltd.	218,417	1,293,397

114

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Skilled Group, Ltd.	391,751	$563,253
*Slater & Gordon, Ltd.	12,760	23,398
SMS Management & Technology, Ltd.	302,811	2,031,414
Southern Cross Electrical Engineering, Ltd.	16,785	19,765
Southern Cross Media Group, Ltd.	1,517,898	3,339,134
SP Ausnet, Ltd.	852,696	775,481
#SP Telemedia, Ltd.	1,407,243	2,148,819
Spark Infrastructure Group, Ltd.	4,454,005	4,887,344
#Specialty Fashion Group, Ltd.	766,728	1,000,786
*Sphere Minerals, Ltd.	71,932	174,730
Spotless Group, Ltd.	1,144,847	2,563,185
*St. Barbara, Ltd.	9,348,675	3,822,176
*Starpharma Holdings, Ltd.	652,875	449,314
Straits Resources, Ltd.	878,069	1,609,691
Structural Systems, Ltd.	138,772	113,411
Stuart Petroleum, Ltd.	169,387	102,764
STW Communications Group, Ltd.	770,830	724,112
*Sundance Resources, Ltd.	6,460,379	1,827,895
*Sunland Group, Ltd.	741,191	576,672
Super Cheap Auto Group, Ltd.	832,879	5,437,284
#*Swick Mining Services, Ltd.	49,595	17,918
Symex Holdings, Ltd.	355,611	201,813
Talent2 International, Ltd.	474,826	696,657
*Tanami Gold NL	261,083	215,865
#*Tap Oil, Ltd.	2,094,148	1,628,947
Tassal Group, Ltd.	592,464	801,318
Technology One, Ltd.	1,332,269	1,294,265
#*Ten Network Holdings, Ltd.	3,318,272	4,685,349
*Terramin Australia, Ltd.	155,209	75,969
*TFS Corp., Ltd.	1,042,607	975,827
*Thakral Holdings Group, Ltd.	2,559,697	1,121,289
Thorn Group, Ltd.	265,186	430,719
#*Tiger Resources, Ltd.	728,441	260,269
*TNG, Ltd.	207,823	9,763
*Toro Energy, Ltd.	49,742	6,103
Tower Australia Group, Ltd.	1,514,406	3,582,796
#Tox Free Solutions, Ltd.	355,104	866,369
Transfield Services, Ltd.	1,322,886	4,492,942
#Transfield Services, Ltd. Infrastructure Fund	1,358,856	890,064
#*Transpacific Industries Group, Ltd.	1,480,862	1,792,909
#*Troy Resources NL	346,695	1,143,814
#Trust Co., Ltd. (The)	82,756	494,343
UGL, Ltd.	332,576	4,807,541
#UXC, Ltd.	1,169,545	576,341
*Victoria Petroleum NL	321,962	115,042
*View Resources, Ltd.	1,283,369	163,426
Village Roadshow, Ltd.	588,365	1,353,030
*Virgin Blue Holdings, Ltd.	5,609,863	2,369,348
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,022	2,941
#Watpac, Ltd.	683,114	1,113,946
#*WDS, Ltd.	375,342	249,365
#Webjet, Ltd.	373,212	945,320
*Webster, Ltd.	144,737	63,857
#West Australian Newspapers Holdings, Ltd.	756,808	5,306,719
#Western Areas NL	529,359	3,054,037
*Westgold Resources, Ltd.	26,150	9,924
#*White Energy Co., Ltd.	507,234	1,888,860
*White Rock Minerals, Ltd.	1,968	694
*Whitehaven Coal, Ltd.	54,591	371,851
#WHK Group, Ltd.	1,202,433	1,288,573
#Wide Bay Australia, Ltd.	75,049	746,525

115

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Willmott Forests, Ltd.	17,224	$5,399
#*Windimurra Vanadium, Ltd.	537,429	89,494
Wotif.com Holdings, Ltd.	477,282	2,190,473

TOTAL AUSTRALIA		555,384,968

HONG KONG — (19.2%)
*ABC Communications Holdings, Ltd.	726,000	121,228
Aeon Credit Service (Asia) Co., Ltd.	580,000	490,395
Aeon Stores Hong Kong Co., Ltd.	234,000	510,839
Alco Holdings, Ltd.	1,468,000	635,752
Allan International Holdings, Ltd.	720,000	336,445
Allied Group, Ltd.	683,200	2,534,956
Allied Properties, Ltd.	12,177,857	2,521,662
*Amax Holdings, Ltd.	1,650,000	30,417
*Apac Resources, Ltd.	10,240,000	662,039
*APT Satellite Holdings, Ltd.	850,000	295,722
#*Artel Solutions Group Holdings, Ltd.	7,885,000	437,890
*Artini China Co., Ltd.	2,530,000	166,982
Arts Optical International Holdings, Ltd.	730,000	321,780
Asia Commercial Holdings, Ltd.	131,040	50,772
Asia Financial Holdings, Ltd.	2,474,908	1,059,137
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,723,959
Asia Standard Hotel Group, Ltd.	13,607,218	880,424
Asia Standard International Group, Ltd.	14,555,281	2,693,284
*Asia TeleMedia, Ltd.	2,832,000	36,536
*Associated International Hotels, Ltd.	954,000	2,010,767
Aupu Group Holding Co., Ltd.	2,336,000	419,070
*Automated Systems Holdings, Ltd.	394,000	87,099
Bauhaus International Holdings, Ltd.	308,000	134,567
*Beijing Enterprises Water Group, Ltd.	1,779,779	622,555
*Beijing Properties Holdings, Ltd.	5,972	587
*Bel Global Resources Holdings, Ltd.	2,576,000	55,161
*Bio-Dynamic Group, Ltd.	2,432,000	398,167
*Birmingham International Holdings, Ltd.	5,828,000	153,437
Bonjour Holdings, Ltd.	4,128,000	697,750
Bossini International Holdings, Ltd.	3,871,500	410,493
*Burwill Holdings, Ltd.	7,782,960	432,252
C C Land Holdings, Ltd.	5,365,000	2,061,520
Cafe de Coral Holdings, Ltd.	662,000	1,863,856
*Capital Estate, Ltd.	4,211,000	217,733
*Capital Publications, Ltd.	20,847,170	512,219
CASH Financial Services Group, Ltd.	119,565	29,874
Celestial Asia Securities Holdings, Ltd.	5,709,720	405,141
#Century City International Holdings, Ltd.	5,171,460	413,370
Century Sunshine Group Holdings, Ltd.	3,655,000	143,844
Champion Technology Holdings, Ltd.	7,334,000	232,324
Chen Hsong Holdings, Ltd.	728,000	340,790
Cheuk Nang Holdings, Ltd.	196,840	69,258
Chevalier International Holdings, Ltd.	733,482	794,799
Chevalier Pacific Holdings, Ltd.	5,112,500	191,931
*China Best Group Holding, Ltd.	3,721,400	61,469
*China Boon Holdings, Ltd.	4,540,000	243,060
*China Digicontent Co., Ltd.	2,710,000	3,496
*China Digital Licensing Group, Ltd.	900,000	47,648
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	396,061
*China Energy Development Holdings, Ltd.	15,736,000	966,051
*China Flavors & Fragrances Co., Ltd.	138,711	35,696
*China Glass Holdings, Ltd.	120,000	80,772
*China Infrastructure Investment, Ltd.	8,680,000	375,845
*China Investments Holdings, Ltd.	210,000	6,754
*China LotSynergy Holdings, Ltd.	3,217,032	124,755

116

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Mandarin Holdings, Ltd.	30,864,000	$158,465
China Metal International Holdings, Ltd.	2,582,000	661,268
*China Motion Telecom International, Ltd.	5,080,000	105,182
China Motor Bus Co., Ltd.	70,200	604,460
*China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	98,609
*China Pipe Group, Ltd.	100,000	993
*China Properties Investment Holdings, Ltd.	3,520	797
#*China Public Procurement, Ltd.	5,352,000	469,519
*China Renji Medical Group, Ltd.	12,784,000	98,957
*China Solar Energy Holdings, Ltd.	15,590,000	361,978
*China Sonangol Resources Enterprise, Ltd.	330,000	63,659
*China Strategic Holdings, Ltd.	8,030,000	280,162
China Sunshine Paper Holdings Co., Ltd.	391,500	237,257
China Taisan Technology Group Holdings, Ltd.	545,000	86,750
*China Timber Resources Group, Ltd.	22,700,000	307,298
China Ting Group Holdings, Ltd.	1,329,151	218,168
#*China WindPower Group, Ltd.	13,470,000	1,392,758
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	104,588
China-Hongkong Photo Products Holdings, Ltd.	1,909,000	162,142
#*Chinasoft International, Ltd.	2,020,000	571,806
*ChinaVision Media Group, Ltd.	4,320,000	386,243
Chinney Investments, Ltd.	1,144,000	176,006
#Chong Hing Bank, Ltd.	880,000	2,179,566
Chow Sang Sang Holdings, Ltd.	1,167,680	3,074,479
Chu Kong Shipping Development Co., Ltd.	2,068,000	459,476
*Chuang’s China Investments, Ltd.	1,548,000	104,229
Chuang’s Consortium International, Ltd.	3,676,317	475,660
Chun Wo Development Holdings, Ltd.	2,002,926	155,324
#Citic 1616 Holdings, Ltd.	4,173,000	1,445,757
*City e-Solutions, Ltd.	186,000	20,391
#City Telecom, Ltd.	1,430,751	920,915
*CK Life Sciences International Holdings, Inc.	9,896,000	588,346
*Climax International Co., Ltd.	40,700	131
*CNT Group, Ltd.	8,315,264	376,402
COL Capital, Ltd.	2,725,840	450,392
Computer & Technologies Holdings, Ltd.	432,000	96,689
Continental Holdings, Ltd.	5,148,250	114,276
Convenience Retail Asia, Ltd.	64,000	24,802
*Cosmos Machinery Enterprises, Ltd.	1,616,400	168,950
Cosway Corp., Ltd.	380,000	45,798
*CP Lotus Corp.	9,430,000	316,731
CP Pokphand Co., Ltd.	286,233	25,133
#Cross-Harbour Holdings, Ltd. (The)	618,520	529,299
CSI Properties, Ltd.	18,589,625	507,391
*CST Mining Group, Ltd.	45,616,000	1,362,623
*Culture Landmark Investment, Ltd.	10,196,000	320,999
Dah Chong Hong Holdings, Ltd.	2,273,000	2,688,672
Dah Sing Banking Group, Ltd.	974,400	1,668,573
Dah Sing Financial Holdings, Ltd.	311,600	2,166,774
*Daisho Microline Holdings, Ltd.	752,000	54,565
*Dan Form Holdings Co., Ltd.	3,427,260	459,992
*DBA Telecommunication Asia Holdings, Ltd.	812,000	151,116
#*Dejin Resources Group Co., Ltd.	14,674,000	493,607
Dickson Concepts International, Ltd.	849,000	721,508
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	20,523
DVN Holdings, Ltd.	2,183,000	152,655
*Dynamic Energy Holdings, Ltd.	3,980,000	169,444
Dynamic Holdings, Ltd.	374,000	75,635
Eagle Nice International Holdings, Ltd.	1,046,000	363,382
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	402,696
*Eforce Holdings, Ltd.	5,402,000	77,420

117

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*EganaGoldpfeil Holdings, Ltd.	4,121,757	$—
*E-Kong Group, Ltd.	620,000	40,351
Emperor Capital Group, Ltd.	749,672	46,010
Emperor Entertainment Hotel, Ltd.	2,410,000	410,738
Emperor International Holdings, Ltd.	4,514,360	973,736
Emperor Watch & Jewellery, Ltd.	8,200,000	1,178,024
#*ENM Holdings, Ltd.	15,112,000	1,702,634
*EPI Holdings, Ltd.	24,960,000	260,981
*eSun Holdings, Ltd.	594,000	76,628
EVA Precision Industrial Holdings, Ltd.	1,828,000	1,525,324
*Ezcom Holdings, Ltd.	72,576	449
Fairwood, Ltd.	316,600	435,986
#Far East Consortium International, Ltd.	4,138,766	1,128,379
*Far East Technology International, Ltd.	179,520	17,833
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	220,000	124,123
*Foundation Group, Ltd.	2,350,000	35,472
*Fountain SET Holdings, Ltd.	958,000	170,856
Four Seas Mercantile Holdings, Ltd.	592,000	171,972
*Frasers Property China, Ltd.	16,477,000	409,106
#Fubon Bank Hong Kong, Ltd.	1,336,000	616,048
*Fujian Holdings, Ltd.	117,800	7,988
Fujikon Industrial Holdings, Ltd.	912,000	204,246
*Genting Hong Kong, Ltd.	20,000	9,156
Get Nice Holdings, Ltd.	11,372,000	721,487
Giordano International, Ltd.	6,824,000	4,100,503
*Global Green Tech Group, Ltd.	4,876,000	85,130
*Global Tech Holdings, Ltd.	5,612,000	63,377
Glorious Sun Enterprises, Ltd.	2,526,000	1,150,388
Gold Peak Industries Holding, Ltd.	3,176,642	469,617
*Golden Resorts Group, Ltd.	15,408,000	666,402
Golden Resources Development International, Ltd.	3,076,500	226,863
*Goldin Financial Holdings, Ltd.	480,000	51,499
#*Goldin Properties Holdings, Ltd.	2,002,000	1,126,399
Golik Holdings, Ltd.	250,500	22,016
*Good Fellow Resources Holdings, Ltd.	1,670,000	145,705
*GR Vietnam Holdings, Ltd.	620,000	12,627
*Grande Holdings, Ltd.	882,000	72,788
Great Eagle Holdings, Ltd.	885,499	2,653,435
*G-Resources Group, Ltd.	37,692,000	2,314,120
*Group Sense International, Ltd.	2,448,000	78,018
Guangnan Holdings, Ltd.	2,093,600	472,788
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hang Ten Group Holdings, Ltd.	2,164,000	401,530
*Hannstar Board International Holdings, Ltd.	1,446,000	265,939
Hanny Holdings, Ltd.	831,090	56,862
*Hans Energy Co., Ltd.	7,556,000	303,476
Harbour Centre Development, Ltd.	889,500	1,078,520
Henderson Investment, Ltd.	4,187,000	432,864
High Fashion International, Ltd.	268,000	106,829
HKR International, Ltd.	2,385,536	1,224,955
Hon Kwok Land Investment Co., Ltd.	280,800	103,387
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	65,794	116,054
*Hong Kong Catering Management, Ltd.	542,796	122,302
Hong Kong Ferry Holdings, Ltd.	809,300	795,537
Hong Kong Food Investment Holdings, Ltd.	202,184	34,544
#Hong Kong Resources Holdings Co., Ltd.	4,377,450	753,170
*Hongkong Chinese, Ltd.	4,482,000	631,530
Hop Fung Group Holdings, Ltd.	888,000	152,835
Hsin Chong Construction Group, Ltd.	1,569,658	237,566

118

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Huafeng Group Holdings, Ltd.	6,997,325	$429,215
Hung Hing Printing Group, Ltd.	950,000	297,959
*Huscoke Resources Holdings, Ltd.	9,120,000	565,222
*Hutchison Harbour Ring, Ltd.	9,038,000	1,003,624
*Hybrid Kinetic Group, Ltd.	14,884,000	443,910
*HyComm Wireless, Ltd.	89,090	57,008
*I-Cable Communications, Ltd.	531,000	75,475
*IDT International, Ltd.	6,240,183	161,931
#Integrated Distribution Services Group, Ltd.	759,000	2,506,744
*iOne Holdings, Ltd.	860,000	55,449
IPE Group, Ltd.	1,865,000	281,742
#IT, Ltd.	2,734,000	2,306,374
*ITC Corp., Ltd.	893,645	47,729
*ITC Properties Group, Ltd.	3,672,747	1,016,045
*Jackin International Holdings, Ltd.	2,334,000	101,498
*Jinhui Holdings, Ltd.	302,000	94,108
*Jiuzhou Development Co., Ltd.	2,558,000	228,346
*JLF Investment Co., Ltd.	2,903,500	225,418
Johnson Electric Holdings, Ltd.	1,814,500	956,004
Joyce Boutique Holdings, Ltd.	1,530,000	76,072
Junefield Department Store Group, Ltd.	384,000	19,403
#K Wah International Holdings, Ltd.	4,484,405	1,689,414
Kam Hing International Holdings, Ltd.	794,000	139,924
Kantone Holdings, Ltd.	10,351,685	195,018
*Karl Thomson Holdings, Ltd.	1,188,000	118,263
Karrie International Holdings, Ltd.	1,383,600	91,060
Keck Seng Investments	904,600	472,880
Kee Shing Holdings, Ltd.	886,000	192,669
*Kee Shing Investment, Ltd.	886,000	22,861
Kin Yat Holdings, Ltd.	586,000	224,484
King Fook Holdings, Ltd.	812,000	253,765
*King Pacific International Holdings, Ltd.	1,404,200	22,101
*King Stone Energy Group, Ltd.	39,780,000	1,206,038
Kingmaker Footwear Holdings, Ltd.	1,476,955	307,311
Kith Holdings, Ltd.	204,000	42,416
*Kiu Hung Energy Holdings, Ltd.	10,810,000	477,118
*Ko Yo Ecological Agrotech Group, Ltd.	13,000,000	286,979
*Kong Sun Holdings, Ltd.	164,850	6,829
*Kowloon Development Co., Ltd.	1,509,000	1,677,784
*KPI Co., Ltd.	954,000	44,561
*KTP Holdings, Ltd.	560,400	94,128
Kwoon Chung Bus Holdings, Ltd.	556,000	110,390
*Lai Sun Development Co., Ltd.	73,481,800	1,949,723
*Lai Sun Garment International, Ltd.	614,000	56,307
Lam Soon Hong Kong, Ltd.	302,310	296,141
Le Saunda Holdings, Ltd.	1,448,000	862,767
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,980
#Lee & Man Holdings, Ltd.	1,780,000	1,744,085
Lerado Group Holdings Co., Ltd.	1,742,000	330,452
#Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	255,660
Lippo China Resources, Ltd.	2,708,000	82,244
Lippo, Ltd.	1,195,700	456,226
*Lisi Group Holdings, Ltd.	2,534,000	237,479
Liu Chong Hing Investment, Ltd.	733,200	858,747
*Longrun Tea Group Co., Ltd.	1,210,000	126,526
Luen Thai Holdings, Ltd.	1,345,000	137,274
#Luk Fook Holdings International, Ltd.	1,166,000	2,870,194
#Luks Industrial Group, Ltd.	386,913	143,873
*Lung Cheong International Holdings, Ltd.	6,790,000	303,642
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	929,900
*Madex International Holdings, Ltd.	3,522,000	64,582

119

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Magnificent Estates, Ltd.	13,184,000	$426,022
Mainland Headwear Holdings, Ltd.	765,600	92,919
Man Yue International Holdings, Ltd.	1,064,000	319,694
*Mascotte Holdings, Ltd.	1,064,000	54,928
Matrix Holdings, Ltd.	1,067,414	216,433
*Mei Ah Entertainment Group, Ltd.	10,920,000	229,696
Melbourne Enterprises, Ltd.	45,500	610,761
#*Melco International Development, Ltd.	3,145,000	1,800,892
*Midas International Holdings, Ltd.	2,752,000	80,165
#Midland Holdings, Ltd.	2,784,000	2,811,834
*Ming Fai International Holdings, Ltd.	1,264,000	504,985
*Ming Fung Jewellery Group, Ltd.	4,800,000	452,945
Miramar Hotel & Investment Co., Ltd.	772,000	905,272
Nanyang Holdings, Ltd.	137,500	310,627
National Electronics Holdings, Ltd.	2,156,000	206,301
Natural Beauty Bio-Technology, Ltd.	4,310,000	1,280,860
#Neo-Neon Holdings, Ltd.	1,633,000	994,887
New Century Group Hong Kong, Ltd.	13,351,464	279,720
*New Focus Auto Tech Holdings, Ltd.	60,000	17,210
*New Times Energy Corp, Ltd.	19,074,000	595,801
Neway Group Holdings, Ltd.	19,910,000	848,727
Newocean Green Energy Holdings, Ltd.	2,704,000	667,205
*Next Media, Ltd.	3,823,183	567,412
*Ngai Lik Industrial Holdings, Ltd.	2,426,000	53,207
*Norstar Founders Group, Ltd.	3,256,000	—
#*North Asia Resources Holdings, Ltd.	1,968,600	348,654
*Omnicorp, Ltd.	1,070,000	319,713
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	381,860
*Orient Power Holdings, Ltd.	804,000	19,500
Oriental Watch Holdings, Ltd.	821,000	424,864
#*Pacific Andes International Holdings, Ltd.	4,642,919	811,051
Pacific Basin Shipping, Ltd.	6,240,000	4,568,892
Pacific Century Premium Developments, Ltd.	4,160,000	795,432
Pacific Textile Holdings, Ltd.	1,480,000	839,006
#Paliburg Holdings, Ltd.	2,198,830	775,732
Pan Asia Environmental Protection Group, Ltd.	1,144,432	248,168
Paul Y Engineering Group, Ltd.	77,759	6,218
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	3,799,000	764,579
Pegasus International Holdings, Ltd.	226,000	35,876
#*PetroAsian Energy Holdings, Ltd.	2,680,000	169,128
#Phoenix Satellite Television Holdings, Ltd.	2,164,000	776,039
Pico Far East Holdings, Ltd.	3,670,000	721,354
*PME Group, Ltd.	3,030,000	332,269
*PNG Resources Holdings, Ltd.	14,682,362	606,047
Pokfulam Development Co., Ltd.	234,000	236,464
*Polytec Asset Holdings, Ltd.	4,773,526	831,514
*Premium Land, Ltd.	4,950,000	86,932
Public Financial Holdings, Ltd.	1,848,000	1,233,451
*PYI Corp., Ltd.	8,962,000	336,765
*Pyxis Group, Ltd.	1,936,000	42,460
*QPL International Holdings, Ltd.	992,000	52,707
Raymond Industrial, Ltd.	1,383,400	178,686
Regal Hotels International Holdings, Ltd.	2,253,800	897,084
*Rising Development Holdings, Ltd.	2,278,000	556,007
Rivera Holdings, Ltd.	5,710,000	240,611
Roadshow Holdings, Ltd.	1,456,000	119,866
Royale Furniture Holdings, Ltd.	644,000	234,483
S.A.S. Dragon Holdings, Ltd.	1,440,000	324,784
#Sa Sa International Holdings, Ltd.	1,906,000	1,743,007
Safety Godown Co., Ltd.	408,000	262,328

120

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Samling Global, Ltd.	3,470,000	$278,322
Samson Paper Holdings, Ltd.	900,000	150,035
*San Miguel Brewery Hong Kong, Ltd.	612,800	101,587
*Sanyuan Group, Ltd.	415,000	8,031
Sea Holdings, Ltd.	1,138,000	762,799
*SEEC Media Group, Ltd.	2,550,000	47,789
*Sewco International Holdings, Ltd.	2,396,000	319,811
*Sheng Yuan Holdings, Ltd.	150,000	28,488
#Shenyin Wanguo, Ltd.	1,212,500	623,004
*Shenzhen High-Tech Holdings, Ltd.	660,000	42,187
*Shougang Concord Grand Group, Ltd.	2,451,000	177,679
*Shougang Concord Technology Holdings, Ltd.	4,107,809	244,522
#Shui On Construction & Materials, Ltd.	944,000	1,159,796
*Shun Ho Resources Holdings, Ltd.	483,000	68,027
*Shun Ho Technology Holdings, Ltd.	1,037,452	141,531
#Shun Tak Holdings, Ltd.	3,879,941	2,563,754
#Sing Tao News Corp., Ltd.	1,974,000	625,044
*Singamas Container Holdings, Ltd.	5,270,000	1,192,208
*Sino Dragon New Energy Holdings, Ltd.	3,744,000	229,604
*Sino Gas Group, Ltd.	4,160,000	198,823
*Sino Prosper State Gold Resources Holdings, Ltd.	8,170,000	417,835
*Sinocan Holdings, Ltd.	350,000	1,761
*Sino-Tech International Holdings, Ltd.	14,650,000	785,568
#*Sinotel Technologies, Ltd.	543,000	141,138
*Skyfame Realty Holdings, Ltd.	2,737,750	—
#Smartone Telecommunications Holdings, Ltd.	1,248,500	1,773,688
*SMI Publishing Group, Ltd.	250,511	485
Solomon Systech International, Ltd.	5,778,000	373,311
South China (China), Ltd.	6,744,000	458,207
South China Financial Holdings, Ltd.	4,872,000	64,931
Southeast Asia Properties & Finance, Ltd.	289,891	77,603
*Starlight International Holdings, Ltd.	3,125,325	155,512
#Stella International Holdings, Ltd.	657,574	1,382,717
Styland Holdings, Ltd.	135,506	432
*Success Universe Group, Ltd.	5,552,000	236,393
Sun Hing Vision Group Holdings, Ltd.	358,000	156,979
#Sun Hung Kai & Co., Ltd.	1,164,621	882,234
*Sun Innovation Holdings, Ltd.	8,905,655	231,595
*Sunway International Holdings, Ltd.	866,000	29,463
*Superb Summit International Timber Co., Ltd.	6,696,600	343,011
*Sustainable Forest Holdings, Ltd.	7,657,500	342,025
SW Kingsway Capitol Holdings, Ltd.	4,650,000	139,090
Synergis Holdings, Ltd.	350,033	38,396
#*Tack Fat Group International, Ltd.	4,448,000	—
*Tack Hsin Holdings, Ltd.	682,000	158,262
Tai Cheung Holdings, Ltd.	1,799,000	1,267,012
Tai Sang Land Development, Ltd.	576,984	236,927
TaiFook Securities Group, Ltd.	1,013,586	777,267
Tan Chong International, Ltd.	1,212,000	293,806
#Techtronic Industries Co., Ltd.	4,614,000	4,679,234
*Termbray Industries International	2,304,900	280,200
Tern Properties Co., Ltd.	61,200	25,660
*Texhong Textile Group, Ltd.	1,930,000	1,526,408
Texwinca Holdings, Ltd.	1,954,000	2,130,847
*Theme International Holdings, Ltd.	2,020,000	229,176
*Tian Teck Land, Ltd.	1,076,000	848,602
#*Titan Petrochemicals Group, Ltd.	11,160,000	924,112
*Tom Group, Ltd.	970,000	97,441
*Tomorrow International Holdings, Ltd.	4,521,420	287,689
Tongda Group Holdings, Ltd.	9,060,000	405,285
Top Form International, Ltd.	2,760,000	223,738

121

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Topsearch International Holdings, Ltd.	3,860,000	$183,723
*Town Health International Investments, Ltd.	232,000	34,750
*Tradelink Electronic Commerce, Ltd.	32,000	3,843
Transport International Holdings, Ltd.	478,400	1,546,665
Tristate Holdings, Ltd.	188,000	53,820
*TSC Offshore Group, Ltd.	1,353,000	251,617
*Tse Sui Luen Jewellery International, Ltd.	112,000	109,081
Tungtex Holdings Co., Ltd.	910,000	163,828
Tysan Holdings, Ltd.	1,040,773	185,222
*U-Right International Holdings, Ltd.	4,746,000	8,572
*Value Convergence Holdings, Ltd.	672,000	202,396
Value Partners Group, Ltd.	1,399,000	1,104,761
Van Shung Chong Holdings, Ltd.	2,205,335	259,449
*Vantage International Holdings, Ltd.	2,724,000	309,030
#Varitronix International, Ltd.	877,293	335,769
Vedan International Holdings, Ltd.	3,272,000	280,155
Veeko International Holdings, Ltd.	4,362,776	208,649
Victory City International Holdings, Ltd.	2,831,076	715,482
*Vision Values Holdings, Ltd.	281,400	16,285
*Vital Group Holdings, Ltd.	470,000	14,008
#Vitasoy International Holdings, Ltd.	3,437,000	2,999,196
*Vongroup, Ltd.	10,865,000	149,392
*VST Holdings, Ltd.	2,060,000	527,331
Wah Ha Realty Co., Ltd.	278,600	106,000
#*Wah Nam International Holdings, Ltd.	892,000	183,869
Wai Kee Holdings, Ltd.	8,176,738	1,897,408
*Wai Yuen Tong Medicine Holdings, Ltd.	2,714,341	62,278
Wang On Group, Ltd.	42,175	1,017
*Warderly International Holdings, Ltd.	520,000	32,201
Water Oasis Group, Ltd.	1,546,000	249,352
Win Hanverky Holdings, Ltd.	1,586,000	259,952
*Winfoong International, Ltd.	1,331,000	28,858
*Wing Hing International Holdings, Ltd.	4,090,000	327,212
Wing On Company International, Ltd.	781,000	1,439,415
Wing Tai Properties, Ltd.	1,937,331	699,780
*Winteam Pharmaceutical Group, Ltd.	3,322,000	471,468
Wong’s International Holdings, Ltd.	737,641	136,286
Wong’s Kong King International Holdings, Ltd.	120,000	12,517
Xingye Copper International Group, Ltd.	1,516,000	405,945
Y. T. Realty Group, Ltd.	865,000	176,235
Yangtzekiang Garment, Ltd.	606,500	141,393
Yau Lee Holdings, Ltd.	534,000	79,463
YGM Trading, Ltd.	284,000	655,276
*Yueshou Environmental Holdings, Ltd.	510,800	8,256
Yugang International, Ltd.	96,156,000	1,017,526
Yunnan Enterprises Holdings, Ltd.	480,000	30,862
*ZZNode Technologies Co., Ltd.	3,420,000	420,110

TOTAL HONG KONG		206,203,328

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,146
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,146

NEW ZEALAND — (5.0%)
Abano Healthcare Group, Ltd.	35,022	140,083
Air New Zealand, Ltd.	1,408,860	1,452,956
*Auckland International Airport, Ltd.	1,355,191	2,171,558
Cavalier Corp., Ltd.	283,674	667,792
CDL Investments (New Zealand), Ltd.	395,965	81,390
Colonial Motor Co., Ltd.	148,846	274,605

122

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Ebos Group, Ltd.	169,863	$952,272
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,348,816
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,939,087
Freightways, Ltd.	717,330	1,664,388
Hallenstein Glasson Holdings, Ltd.	242,461	834,573
Hellaby Holdings, Ltd.	344,804	535,860
Infratil, Ltd.	2,114,735	2,953,814
Mainfreight, Ltd.	378,330	2,077,451
Methven, Ltd.	70,490	93,439
Michael Hill International, Ltd.	1,534,152	948,791
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	432,144
New Zealand Exchange, Ltd.	285,516	345,022
New Zealand Oil & Gas, Ltd.	1,810,156	1,751,123
New Zealand Refining Co., Ltd.	600,961	1,696,267
Northland Port Corp. (New Zealand), Ltd.	217,513	282,707
#Nuplex Industries, Ltd.	963,733	2,495,583
*Pike River Coal, Ltd.	457,821	363,022
Port of Tauranga, Ltd.	528,512	3,000,117
#Pumpkin Patch, Ltd.	606,913	902,238
*Pyne Gould Corp., Ltd.	330,217	110,890
*Pyne Gould Guinness, Ltd.	1,576,514	649,838
*Rakon, Ltd.	94,696	91,184
#Restaurant Brands New Zealand, Ltd.	369,175	779,791
*Richina Pacific, Ltd.	274,180	75,248
*Rubicon, Ltd.	1,113,829	766,175
#Ryman Healthcare, Ltd.	1,753,323	2,891,680
Sanford, Ltd.	393,618	1,382,953
Scott Technology, Ltd.	25,933	27,220
*Seafresh Fisheries, Ltd.	80,520	1,719
Skellerup Holdings, Ltd.	263,479	191,019
Sky City Entertainment Group, Ltd.	2,560,206	5,904,284
Sky Network Television, Ltd.	666,707	2,762,224
South Port (New Zealand), Ltd.	30,744	64,688
#Steel & Tube Holdings, Ltd.	393,011	730,878
*Tenon, Ltd.	19,132	15,277
Tourism Holdings, Ltd.	274,867	161,016
Tower, Ltd.	782,696	1,118,208
TrustPower, Ltd.	9,392	54,463
Vector, Ltd.	389,611	723,084
*Warehouse Group, Ltd.	469,712	1,432,343

TOTAL NEW ZEALAND		53,339,280

SINGAPORE — (10.3%)
*Abterra, Ltd.	60,800	63,824
*Addvalue Technologies, Ltd.	1,043,000	36,270
Advanced Holdings, Ltd.	691,000	134,297
*AFP Properties, Ltd.	3,437,000	1,652,614
*Allgreen Properties, Ltd.	2,604,000	2,401,705
Armstrong Industrial Corp., Ltd.	1,236,000	412,044
*Asia Environment Holdings, Ltd.	528,793	73,790
*Asia-Pacific Strategic Investments, Ltd.	141	181
*Asiasons Capital, Ltd.	286,000	38,783
*ASL Marine Holdings, Ltd.	497,000	347,221
*A-Sonic Aerospace, Ltd.	437,996	20,322
*Ausgroup, Ltd.	260,000	91,766
#Baker Technology, Ltd.	1,236,000	393,988
*Ban Joo & Co., Ltd.	1,654,000	57,332
*Banyan Tree Holdings, Ltd.	643,000	462,852
#*Beng Kuang Marine, Ltd.	835,000	141,619
Best World International, Ltd.	221,500	52,339
*Beyonics Technology, Ltd.	6,949,300	1,293,755

123

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*BH Global Marine, Ltd.	529,000	$131,385
*Biosensors International Group, Ltd.	1,982,000	1,719,835
Bonvests Holdings, Ltd.	978,000	839,221
Boustead Singapore, Ltd.	171,000	150,951
Breadtalk Group, Ltd.	257,800	125,857
Broadway Industrial Group, Ltd.	461,000	397,538
*Brothers Holdings, Ltd.	504,628	67,791
Bukit Sembawang Estates, Ltd.	390,003	1,433,975
*Bund Center Investment, Ltd.	848,000	327,590
CEI Contract Manufacturing, Ltd.	432,000	41,340
Cerebos Pacific, Ltd.	528,000	1,964,836
CH Offshore, Ltd.	1,393,400	571,392
*Changjiang Fertilizer Holdings, Ltd.	515	102
Chemical Industries Far East, Ltd.	91,910	33,730
China Aviation Oil Singapore Corp., Ltd.	682,000	811,931
China Dairy Group, Ltd.	1,502,000	150,702
*China Energy, Ltd.	3,110,000	433,499
China Merchants Holdings Pacific, Ltd.	809,000	440,888
*China Sunsine Chemical Holdings, Ltd.	16,000	3,348
#China XLX Fertiliser, Ltd.	714,000	327,383
*Chip Eng Seng Corp., Ltd.	1,612,800	499,508
Chosen Holdings, Ltd.	1,202,000	168,033
*Chuan Hup Holdings, Ltd.	3,967,000	719,598
*Compact Metal Industries, Ltd.	643,000	4,968
#Creative Technology Co., Ltd.	257,350	838,706
CSC Holdings, Ltd.	1,829,000	234,741
*CSE Global, Ltd.	1,814,000	1,487,441
#*CWT, Ltd.	891,700	656,747
*Datapulse Technology, Ltd.	11,000	2,085
#*Delong Holdings, Ltd.	1,287,000	628,727
*Digiland International, Ltd.	11,763,000	45,442
*Eagle Brand Holdings, Ltd.	14,387,000	111,948
*Eastern Asia Technology, Ltd.	1,034,000	100,034
*Ellipsiz, Ltd.	123,000	15,255
EnGro Corp, Ltd.	354,000	248,826
*Enviro-Hub Holdings, Ltd.	1,445,666	126,189
*Etika International Holdings, Ltd.	106,000	35,748
Eu Yan Sang International, Ltd.	250,000	175,254
*Eucon Holdings, Ltd.	3,096,000	119,105
#*Ezion Holdings, Ltd.	1,171,000	641,235
#Ezra Holdings, Ltd.	1,740,000	2,369,185
F.J. Benjamin Holdings, Ltd.	1,095,000	360,913
#*Falcon Energy Group, Ltd.	1,007,000	359,721
*Federal International 2000, Ltd.	1,675,350	116,866
#First Resources, Ltd.	2,223,000	2,174,324
Food Empire Holdings, Ltd.	1,094,400	351,982
Fragrance Group, Ltd.	85,000	50,728
#Freight Links Express Holdings, Ltd.	4,140,737	240,234
*Fu Yu Corp., Ltd.	3,955,750	381,344
*Gallant Venture, Ltd.	1,505,000	310,034
GK Goh Holdings, Ltd.	1,458,000	664,584
Global Yellow Pages, Ltd.	299,000	41,659
Goodpack, Ltd.	1,065,000	1,685,456
GP Batteries International, Ltd.	343,000	515,587
GP Industries, Ltd.	2,872,209	1,340,254
*Grand Banks Yachts, Ltd.	250,000	81,125
#*Guocoland, Ltd.	501,500	924,087
Healthway Medical Corp., Ltd.	2,669,480	309,881
Hersing Corp., Ltd.	1,285,000	283,296
Hiap Seng Engineering, Ltd.	538,000	285,438
Hi-P International, Ltd.	1,152,000	939,225

124

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Ho Bee Investment, Ltd.	965,000	$1,261,795
*Hong Fok Corp., Ltd.	2,796,700	1,334,428
Hong Leong Asia, Ltd.	484,000	1,292,833
Hotel Grand Central, Ltd.	1,119,926	710,099
Hotel Properties, Ltd.	1,359,400	2,945,672
Hour Glass, Ltd.	622,744	427,653
#HTL International Holdings, Ltd.	1,063,843	569,605
*Huan Hsin Holdings, Ltd.	1,106,400	238,418
HupSteel, Ltd.	1,572,875	287,459
Hwa Hong Corp., Ltd.	2,279,000	976,467
#Hyflux, Ltd.	1,057,000	2,579,924
*IDT Holdings, Ltd.	693,000	285,448
IFS Capital, Ltd.	421,080	165,324
*Informatics Education, Ltd.	1,928,000	186,798
InnoTek, Ltd.	561,000	224,247
Intraco, Ltd.	599,500	138,746
IPC Corp., Ltd.	724,000	67,026
Isetan (Singapore), Ltd.	122,500	333,153
Jadason Enterprises, Ltd.	728,000	54,066
*Jasper Investments, Ltd.	90,680	5,241
#*Jaya Holdings, Ltd.	1,468,000	803,814
#*JES International Holdings, Ltd.	2,016,000	486,917
#*Jiutian Chemical Group, Ltd.	681,000	47,657
JK Yaming International Holdings, Ltd.	906,000	286,997
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
K1 Ventures, Ltd.	3,349,500	392,106
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,495,583
Khong Guan Flour Milling, Ltd.	38,000	43,892
Kian Ann Engineering, Ltd.	1,276,000	217,900
Kian Ho Bearings, Ltd.	781,500	114,366
#Kim Eng Holdings, Ltd.	1,299,620	1,771,763
Koh Brothers Group, Ltd.	1,312,000	218,693
*KS Energy Services, Ltd.	615,825	495,810
*Lafe Corp., Ltd.	1,234,800	85,338
*LanTroVision (Singapore), Ltd.	5,028,750	119,529
LC Development, Ltd.	2,041,254	284,895
Lee Kim Tah Holdings, Ltd.	1,600,000	649,270
Lion Asiapac, Ltd.	473,000	94,924
Lum Chang Holdings, Ltd.	1,042,030	270,968
M1, Ltd.	1,623,000	2,788,185
#*Manhattan Resources, Ltd.	668,000	567,651
*Manufacturing Integration Technology, Ltd.	264,000	28,453
*Marco Polo Marine, Ltd.	529,000	176,476
*Memstar Technology, Ltd.	1,019,000	55,228
Memtech International, Ltd.	1,322,000	109,808
Mercator Lines Singapore, Ltd.	386,000	80,475
Metro Holdings, Ltd.	1,657,160	1,046,621
#Midas Holdings, Ltd.	1,530,000	1,162,776
*Mirach Energy, Ltd.	460,000	28,277
Miyoshi Precision, Ltd.	353,500	35,635
*Multi-Chem, Ltd.	1,263,000	149,568
Nera Telecommunications, Ltd.	1,125,000	295,886
New Toyo International Holdings, Ltd.	1,624,000	287,868
*Novo Group, Ltd.	222,000	31,098
NSL, Ltd.	414,000	445,091
#*Oceanus Group, Ltd.	3,243,000	802,246
*OKP Holdings, Ltd.	27,000	11,300
Orchard Parade Holdings, Ltd.	952,022	1,107,691
OSIM International, Ltd.	964,000	867,185
*Ossia International, Ltd.	627,554	62,223
#*Otto Marine, Ltd.	2,451,000	646,769

125

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Pan Pacific Hotels Group, Ltd.	1,669,500	$2,118,028
Pan-United Corp., Ltd.	2,006,000	876,934
PCI, Ltd.	575,000	202,399
*Penguin International, Ltd.	400,000	35,612
Pertama Holdings, Ltd.	459,750	152,653
#Petra Foods, Ltd.	881,000	1,093,599
Popular Holdings, Ltd.	2,763,650	342,548
PSC Corp., Ltd.	1,823,419	394,501
QAF, Ltd.	881,000	406,355
Qian Hu Corp., Ltd.	674,600	65,327
#*Raffles Education Corp., Ltd.	5,755,781	1,250,829
Raffles Medical Group, Ltd.	520,000	876,756
Rotary Engineering, Ltd.	1,083,600	835,701
*Roxy-Pacific Holdings, Ltd.	112,000	32,034
San Teh, Ltd.	1,006,087	299,850
SBS Transit, Ltd.	953,500	1,366,709
#*SC Global Developments, Ltd.	174,000	213,946
*Seroja Investments, Ltd.	17,767	4,692
Sim Lian Group, Ltd.	1,380,000	854,264
Sing Holdings, Ltd.	36,666	9,512
Sing Investments & Finance, Ltd.	198,450	242,679
Singapore Land, Ltd.	131,000	721,395
Singapore Post, Ltd.	3,225,120	2,941,494
Singapore Reinsurance Corp., Ltd.	1,514,530	321,119
Singapore Shipping Corp., Ltd.	1,689,000	334,321
Singapura Finance, Ltd.	174,062	220,288
*Sinomem Technology, Ltd.	416,000	156,470
*Sinostar PEC Holdings, Ltd.	127,000	17,288
Sinwa, Ltd.	388,500	60,358
SMB United, Ltd.	1,224,000	270,471
Soilbuild Group Holdings, Ltd.	272,000	167,806
#*Sound Global, Ltd.	1,432,000	968,607
#Spice I2I, Ltd.	6,323,000	614,420
*Stamford Land Corp., Ltd.	2,803,000	1,215,579
Straco Corp., Ltd.	130,000	12,806
Straits Asia Resources, Ltd.	3,021	5,375
Sunningdale Tech, Ltd.	2,086,000	308,606
*Sunvic Chemical Holdings, Ltd.	769,000	365,450
Super Group, Ltd.	718,000	695,182
Superbowl Holdings, Ltd.	522,000	86,202
Superior Multi-Packaging, Ltd.	319,500	20,957
#*Swiber Holdings, Ltd.	1,032,000	817,473
*Swissco Holdings, Ltd.	266,000	83,684
#Tat Hong Holdings, Ltd.	1,054,800	872,794
*Technics Oil & Gas, Ltd.	108,000	70,831
Thakral Corp., Ltd.	6,028,000	137,985
Thomson Medical Centre, Ltd.	75,000	62,589
*Tiong Woon Corp. Holding, Ltd.	901,000	307,291
*Transcu Group, Ltd.	2,043,000	205,661
Trek 2000 International, Ltd.	973,000	331,467
Tuan Sing Holdings, Ltd.	338,000	64,125
UMS Holdings, Ltd.	841,000	309,746
United Engineers, Ltd.	579,666	1,109,234
United Envirotech, Ltd.	707,000	244,150
United Industrial Corp., Ltd.	302,000	541,573
United Overseas Insurance, Ltd.	187,250	490,977
UOB-Kay Hian Holdings, Ltd.	1,427,400	1,846,933
Venture Corp., Ltd.	535,000	3,753,395
Vicom, Ltd.	120,000	259,404
WBL Corp., Ltd.	597,000	1,963,224
Wee Hur Holdings, Ltd.	383,000	160,205

126

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Wheelock Properties, Ltd.	1,147,000	$1,730,691
Wing Tai Holdings, Ltd.	1,619,000	2,197,256
Xpress Holdings, Ltd.	3,079,000	167,147
YHI International, Ltd.	1,174,000	245,109
*Yoma Strategic Holdings, Ltd.	132,000	7,619
Yongnam Holdings, Ltd.	1,970,000	458,200

TOTAL SINGAPORE		110,662,728

TOTAL COMMON STOCKS		925,594,450

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Village Roadshow, Ltd. Series A	334,417	780,533

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Agenix, Ltd. Rights 11/19/10	51,791	—
*Havilah Resources NL Warrants 10/30/13	64,709	16,480
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
#*Ivanhoe Australia, Ltd. Warrants 09/20/11	11,851	4,411

TOTAL AUSTRALIA		20,891

HONG KONG — (0.0%)
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	375,548	8,866
*Lippo, Ltd. Warrants 07/04/11	82,470	942
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	5,957

TOTAL HONG KONG		15,765

SINGAPORE — (0.0%)
*A-Sonic Aerospace, Ltd. Warrants 12/30/10	218,998	4,230
*Best World International, Ltd. Warrants 07/05/13	44,300	2,225
*Goodpack, Ltd. Warrants 11/30/12	169,000	176,273

TOTAL SINGAPORE		182,728

TOTAL RIGHTS/WARRANTS		219,384

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $80,000 FNMA 3.126%(r), 09/01/40, valued at $82,211) to be repurchased at $77,001	$77	77,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund	146,838,427	146,838,427
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $370,085)## to be repurchased at $362,835	$363	362,828

TOTAL SECURITIES LENDING COLLATERAL		147,201,255

TOTAL INVESTMENTS — (100.0%) (Cost $876,704,734)		$1,073,872,622

127

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (98.0%)
Consumer Discretionary — (21.1%)
4imprint Group P.L.C.	96,735	$400,790
Aegis Group P.L.C.	3,149,142	6,347,400
*Aga Rangemaster Group P.L.C.	288,143	401,330
Arena Leisure P.L.C.	1,372,024	715,362
*Barratt Developments P.L.C.	1,829,500	2,286,713
Bellway P.L.C.	423,813	3,625,029
*Berkeley Group Holdings P.L.C. (The)	438,352	5,911,962
Bloomsbury Publishing P.L.C.	271,841	553,985
*Bovis Homes Group P.L.C.	474,842	2,646,806
Carpetright P.L.C.	167,232	1,896,111
*Carphone Warehouse Group P.L.C.	506,951	2,466,164
Centaur Media P.L.C.	556,967	476,708
Chime Communications P.L.C.	210,455	701,928
*Chrysalis Group P.L.C.	107,232	189,532
Churchill China P.L.C.	30,000	144,320
Cineworld Group P.L.C.	3,286	11,753
*Clinton Cards P.L.C.	740,506	379,962
Creston P.L.C.	5,389	7,642
Daily Mail & General Trust P.L.C. Series A	939,198	8,093,650
*Debenhams P.L.C.	3,237,295	3,962,221
Dignity P.L.C.	214,913	2,262,355
*Dixons Retail P.L.C.	10,540,418	4,522,230
Domino’s Pizza UK & IRL P.L.C.	50,018	390,795
Dunelm Group P.L.C.	43,456	335,697
*eaga P.L.C.	140,286	139,352
*Enterprise Inns P.L.C.	1,573,332	2,877,240
Euromoney Institutional Investor P.L.C.	308,341	3,198,672
*Findel P.L.C.	1,283,962	344,609
*Forminster P.L.C.	43,333	2,604
French Connection Group P.L.C.	373,475	320,235
Fuller Smith & Turner P.L.C.	129,026	1,225,547
Future P.L.C.	1,324,863	446,645
Game Group P.L.C.	1,441,697	1,629,214
Games Workshop Group P.L.C.	101,889	691,889
GKN P.L.C.	3,830,675	10,884,024
Greene King P.L.C.	784,151	5,255,391
Halfords Group P.L.C.	752,842	5,109,220
Haynes Publishing Group P.L.C.	14,703	47,347
Headlam Group P.L.C.	330,383	1,697,814
Henry Boot P.L.C.	426,786	620,714
#HMV Group P.L.C.	1,545,882	1,118,141
Holidaybreak P.L.C.	206,890	977,904
*Home Retail Group P.L.C.	1,340,606	4,701,169
Hornby P.L.C.	154,220	399,092
*Howden Joinery Group P.L.C.	1,040,019	1,294,702
Huntsworth P.L.C.	809,019	1,040,668
*Inchcape P.L.C.	1,428,910	7,985,145
Informa P.L.C.	1,449,124	10,132,278
*ITV P.L.C.	6,035,176	6,610,726
JD Sports Fashion P.L.C.	120,013	1,542,799
JD Wetherspoon P.L.C.	437,012	2,872,658
*JJB Sports P.L.C.	1,560,131	242,387
John Menzies P.L.C.	244,534	1,892,396
*Johnston Press P.L.C.	507,412	103,634
Kesa Electricals P.L.C.	1,982,633	5,040,868
Ladbrokes P.L.C.	2,698,997	5,695,988
Laura Ashley Holdings P.L.C.	2,800,394	790,527
*Lookers P.L.C.	1,037,969	1,013,712

128

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,774,434	$2,861,234
*Mecom Group P.L.C.	86,858	343,598
Millennium & Copthorne Hotels P.L.C.	612,514	5,348,823
*Mitchells & Butlers P.L.C.	856,886	4,422,598
#Mothercare P.L.C.	324,479	2,733,242
N Brown Group P.L.C.	828,543	3,990,232
Pace P.L.C.	772,437	2,533,793
#*PartyGaming P.L.C.	666,311	2,687,355
*Pendragon P.L.C.	2,285,154	789,023
*Persimmon P.L.C.	770,373	4,208,256
#Pinewood Shepperton P.L.C.	182,105	476,060
*Punch Taverns P.L.C.	1,983,299	2,277,521
Rank Group P.L.C.	915,711	1,873,531
*Redrow P.L.C.	727,898	1,287,951
Restaurant Group P.L.C.	732,507	3,312,890
Rightmove P.L.C.	261,219	3,330,256
Smiths News P.L.C.	682,576	1,264,200
*Sportech P.L.C.	329,794	225,015
*Sports Direct International P.L.C.	456,794	1,024,620
St. Ives Group P.L.C.	436,379	580,719
*Stylo P.L.C.	64,096	4,878
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	5,622,251	2,006,706
Ted Baker P.L.C.	149,926	1,479,436
Thomas Cook Group P.L.C.	2,420,264	7,015,506
*Topps Tiles P.L.C.	743,669	759,220
*Trinity Mirror P.L.C.	648,287	1,104,616
United Business Media P.L.C.	864,643	9,112,387
UTV Media P.L.C.	217,432	483,984
Vitec Group P.L.C. (The)	160,303	1,465,278
*Wagon P.L.C.	237,979	4,767
WH Smith P.L.C.	588,205	4,562,927
Whitbread P.L.C.	103,235	2,800,558
William Hill P.L.C.	2,360,431	6,072,504
Wilmington Group P.L.C.	346,234	972,601
#*Yell Group P.L.C.	6,166,762	1,397,400

Total Consumer Discretionary		221,489,441

Consumer Staples — (4.4%)
#A.G. Barr P.L.C.	128,920	2,528,394
Anglo-Eastern Plantations P.L.C.	108,153	1,043,202
Britvic P.L.C.	834,762	6,452,199
Cranswick P.L.C.	178,057	2,554,312
Dairy Crest Group P.L.C.	520,119	3,093,355
Devro P.L.C.	605,749	2,187,898
*European Home Retail P.L.C.	109,256	—
Fiberweb P.L.C.	180,360	231,609
Greggs P.L.C.	371,068	2,722,025
McBride P.L.C.	776,269	2,223,670
Northern Foods P.L.C.	1,842,840	1,396,919
*Premier Foods P.L.C.	5,738,177	1,620,586
PZ Cussons P.L.C.	1,298,024	8,383,476
R.E.A. Holdings P.L.C.	49,233	541,053
Robert Wiseman Dairies P.L.C.	221,312	1,162,163
Tate & Lyle P.L.C.	1,062,662	8,557,114
Thorntons P.L.C.	313,060	486,585
Young & Co.’s Brewery P.L.C.	40,000	270,799
Young & Co.’s Brewery P.L.C. Series A	20,936	178,221

Total Consumer Staples		45,633,580

129

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.9%)
*Afren P.L.C.	2,941,143	$6,098,310
Anglo Pacific Group P.L.C.	426,647	2,258,403
*EnQuest P.L.C.	1,089,302	2,251,957
*Fortune Oil P.L.C.	5,889,851	707,464
*Hardy Oil & Gas P.L.C.	49,802	148,637
Heritage Oil P.L.C.	392,979	2,168,188
Hunting P.L.C.	439,386	4,535,477
#James Fisher & Sons P.L.C.	170,822	1,402,970
JKX Oil & Gas P.L.C.	431,945	1,944,035
John Wood Group P.L.C.	1,070,261	7,467,982
Lamprell P.L.C.	157,534	848,101
Melrose Resources P.L.C.	336,039	1,761,982
*Premier Oil P.L.C.	380,328	10,244,418
*Salamander Energy P.L.C.	448,596	1,570,393
*Soco International P.L.C.	892,380	4,484,663
*UK Coal P.L.C.	889,073	526,617
Wellstream Holdings P.L.C.	213,033	2,524,874

Total Energy		50,944,471

Financials — (13.2%)
Aberdeen Asset Management P.L.C.	2,558,118	7,286,080
Amlin P.L.C.	1,697,546	11,055,901
Arbuthnot Banking Group P.L.C.	67,329	428,689
Ashmore Group P.L.C.	612,152	3,757,142
*BCB Holdings, Ltd.	5,979	6,802
Beazley P.L.C.	1,787,659	3,455,912
BlueBay Asset Management P.L.C.	171,410	1,341,037
Brewin Dolphin Holdings P.L.C.	870,024	1,931,702
Brit Insurance Holdings NV	322,309	5,394,616
*Capital & Regional P.L.C.	814,788	446,739
Catlin Group, Ltd. P.L.C.	1,219,427	6,808,962
Charles Stanley Group P.L.C.	125,182	498,787
Charles Taylor Consulting P.L.C.	139,215	430,756
Chaucer Holdings P.L.C.	649,297	530,078
Chesnara P.L.C.	203,181	705,545
Close Brothers Group P.L.C.	504,375	6,234,621
Collins Stewart P.L.C.	246,937	316,814
Daejan Holdings P.L.C.	33,216	1,362,169
Development Securities P.L.C.	457,283	1,722,301
*DTZ Holdings P.L.C.	224,770	164,151
Evolution Group P.L.C.	1,028,900	1,456,035
F&C Asset Management P.L.C.	1,156,965	1,243,100
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,346
Hardy Underwriting Group P.L.C.	153,854	729,247
Hargreaves Lansdown P.L.C.	514,677	3,865,500
Helical Bar P.L.C.	373,868	1,947,203
#Henderson Group P.L.C.	2,936,019	6,179,402
Hiscox, Ltd. P.L.C.	1,517,006	8,610,598
IG Group Holdings P.L.C.	1,241,907	10,506,913
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	1,098,101	5,677,410
International Personal Finance P.L.C.	930,623	4,639,272
*IP Group P.L.C.	261,406	121,663
Jardine Lloyd Thompson Group P.L.C.	603,449	5,720,471
Lancashire Holdings, Ltd. P.L.C.	418,102	3,801,291
Liontrust Asset Management P.L.C.	129,935	181,983
*London Stock Exchange Group P.L.C.	493,712	5,803,230
LSL Property Services P.L.C.	134,125	463,144
*MWB Group Holdings P.L.C.	379,622	217,852
*Novae Group P.L.C.	234,907	1,378,187

130

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Provident Financial P.L.C.	469,891	$5,771,826
*Puma Brandenburg, Ltd. Capital Shares	1,193,004	149,439
*Puma Brandenburg, Ltd. Income Shares	1,193,004	78,040
*Quintain Estates & Development P.L.C.	488,561	309,812
Rathbone Brothers P.L.C.	159,131	2,269,698
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	202,834
Savills P.L.C.	501,321	2,642,414
Shore Capital Group, Ltd. P.L.C.	1,193,004	544,444
St. James’s Place P.L.C.	718,698	3,187,166
St. Modwen Properties P.L.C.	591,267	1,532,853
Tullett Prebon P.L.C.	767,415	4,880,707
*Unite Group P.L.C.	192,038	641,085

Total Financials		138,645,089

Health Care — (3.1%)
#*Alizyme P.L.C.	660,805	42,354
*Antisoma P.L.C.	2,024,536	204,877
*Assura Group, Ltd. P.L.C.	55,610	39,144
*Axis-Shield P.L.C.	223,338	928,074
Biocompatibles International P.L.C.	63,286	369,120
Bioquell P.L.C.	90,893	140,906
*BTG P.L.C.	730,460	2,829,825
Consort Medical P.L.C.	116,271	932,035
Corin Group P.L.C.	126,637	99,478
Dechra Pharmaceuticals P.L.C.	203,835	1,732,578
Genus P.L.C.	157,057	2,125,869
Hikma Pharmaceuticals P.L.C.	442,387	5,577,736
Nestor Healthcare Group P.L.C.	443,850	697,411
*Oxford Biomedica P.L.C.	2,123,042	330,404
*Prostrakan Group P.L.C.	38,359	45,511
*Renovo Group P.L.C.	95,255	50,314
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	90,756
SSL International P.L.C.	753,239	13,988,081
*Synergy Health P.L.C.	46,796	589,991
*Vectura Group P.L.C.	1,218,161	1,179,468

Total Health Care		31,993,932

Industrials — (30.2%)
*AEA Technology P.L.C.	539,970	49,236
Air Partner P.L.C.	37,086	233,343
Alumasc Group P.L.C.	124,366	251,369
Ashtead Group P.L.C.	1,976,882	3,979,615
Atkins WS P.L.C.	425,663	5,139,568
*Autologic Holdings P.L.C.	80,000	32,047
*Avis Europe P.L.C.	42,037	152,018
Babcock International Group P.L.C.	1,286,052	11,951,794
Balfour Beatty P.L.C.	2,390,347	10,598,680
BBA Aviation P.L.C.	1,264,939	4,078,300
Bodycote P.L.C.	722,295	3,060,643
Braemar Shipping Services P.L.C.	81,108	688,248
#Brammer P.L.C.	185,266	577,875
#*British Airways P.L.C.	92,560	401,102
#BSS Group P.L.C.	489,152	3,470,425
Camellia P.L.C.	2,437	376,437
Carillion P.L.C.	1,523,518	8,415,082
Carr’s Milling Industries P.L.C.	35,330	360,390
Castings P.L.C.	162,757	667,278
Charter International P.L.C.	614,873	7,280,103
Chemring Group P.L.C.	128,869	6,190,604
Clarkson P.L.C.	64,187	1,093,039

131

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Communisis P.L.C.	561,133	$264,340
#Connaught P.L.C.	319,006	85,108
*Cookson Group P.L.C.	963,139	7,951,358
Costain Group P.L.C.	126,958	426,699
*Danka Business Systems P.L.C.	1,029,605	—
Davis Service Group P.L.C.	670,430	4,464,749
De La Rue P.L.C.	387,017	3,955,190
*easyJet P.L.C.	590,927	4,318,246
Eleco P.L.C.	80,000	21,792
Fenner P.L.C.	671,987	2,812,636
Firstgroup P.L.C.	1,591,971	10,410,372
Forth Ports P.L.C.	175,092	3,700,035
Galliford Try P.L.C.	167,176	816,948
Go-Ahead Group P.L.C.	164,629	3,596,987
Hampson Industries P.L.C.	591,932	303,502
Hays P.L.C.	4,753,935	8,419,027
#*Helphire P.L.C.	1,050,597	365,202
Hogg Robinson Group P.L.C.	103,893	51,584
Homeserve P.L.C.	1,100,525	7,992,806
Hyder Consulting P.L.C.	168,297	1,036,375
IMI P.L.C.	1,191,221	15,063,796
*Impellam Group P.L.C.	35,258	101,596
Interserve P.L.C.	498,625	1,604,032
Intertek Group P.L.C.	539,854	16,045,765
Invensys P.L.C.	486,722	2,248,499
ITE Group P.L.C.	1,009,264	2,987,626
Keller Group P.L.C.	262,639	2,659,140
Kier Group P.L.C.	137,718	2,922,407
Latchways P.L.C.	41,288	525,732
Lavendon Group P.L.C.	460,763	517,050
Lincat Group P.L.C.	14,452	143,575
Low & Bonar P.L.C.	763,541	586,134
*Management Consulting Group P.L.C.	1,150,534	459,576
Mears Group P.L.C.	86,645	416,475
Meggitt P.L.C.	2,289,633	12,104,196
Melrose P.L.C.	1,598,881	7,213,870
Michael Page International P.L.C.	1,235,568	9,325,627
Mitie Group P.L.C.	1,211,510	3,943,861
MJ Gleeson Group P.L.C.	195,875	361,670
Morgan Crucible Co. P.L.C.	1,174,108	4,303,961
Morgan Sindall P.L.C.	161,485	1,743,806
Mouchel Group P.L.C.	469,006	637,712
*National Express Group P.L.C.	1,470,296	5,874,927
*Northgate P.L.C.	340,977	1,338,610
PayPoint P.L.C.	89,092	455,219
PV Crystalox Solar P.L.C.	757,444	643,752
Qinetiq P.L.C.	2,180,065	3,751,185
#Regus P.L.C.	3,178,152	4,401,305
*Rentokil Initial P.L.C.	3,510,664	5,570,923
Ricardo P.L.C.	217,815	1,033,172
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	2,101,971
ROK P.L.C.	723,316	232,022
Rotork P.L.C.	348,025	9,332,212
RPS Group P.L.C.	788,615	2,592,699
Senior P.L.C.	1,671,692	3,547,308
Severfield-Rowen P.L.C.	351,952	1,358,712
Shanks Group P.L.C.	1,642,693	2,925,933
*SIG P.L.C.	1,846,767	3,355,800
Smart (J) & Co. (Contractors)	22,500	149,369
Speedy Hire P.L.C.	324,898	128,631

132

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Spice P.L.C.	4,494	$5,015
Spirax-Sarco Engineering P.L.C.	301,608	8,735,351
Stagecoach Group P.L.C.	1,737,648	5,820,259
Sthree P.L.C.	299,337	1,400,403
#T Clarke P.L.C.	148,717	281,229
Tarsus Group P.L.C.	212,372	429,161
*Travis Perkins P.L.C.	667,086	8,842,161
Tribal Group P.L.C.	132,810	131,713
*Trifast P.L.C.	359,985	233,277
UK Mail Group P.L.C.	198,089	1,235,797
Ultra Electronics Holdings P.L.C.	267,145	7,961,510
Umeco P.L.C.	196,406	1,362,716
*Volex Group P.L.C.	229,354	1,042,427
Vp P.L.C.	167,463	448,026
Weir Group P.L.C. (The)	362,747	9,053,724
Wincanton P.L.C.	479,763	1,827,695
WSP Group P.L.C.	262,651	1,661,767
XP Power, Ltd. P.L.C.	73,546	1,195,963

Total Industrials		316,418,202

Information Technology — (10.9%)
Acal P.L.C.	104,729	386,066
Alphameric P.L.C.	127,141	46,979
*Alterian P.L.C.	179,139	605,565
Anite P.L.C.	1,166,924	952,734
Aveva Group P.L.C.	274,171	6,542,840
Computacenter P.L.C.	423,790	2,483,595
*CSR P.L.C.	547,295	2,793,708
Dialight P.L.C.	111,362	762,136
Diploma P.L.C.	455,202	1,892,756
Domino Printing Sciences P.L.C.	455,803	3,850,851
*E2V Technologies P.L.C.	247,588	388,479
Electrocomponents P.L.C.	1,576,293	6,166,758
Fidessa Group P.L.C.	129,875	3,332,347
Halma P.L.C.	1,461,044	7,648,991
#*Imagination Technologies Group P.L.C.	882,944	6,142,602
*Innovation Group P.L.C.	3,117,664	675,185
Intec Telecom Systems P.L.C.	1,128,823	1,300,503
Kewill P.L.C.	368,863	624,078
*Kofax P.L.C.	317,667	1,453,439
Laird P.L.C.	844,551	2,016,741
Logica P.L.C.	5,706,484	11,833,154
Micro Focus International P.L.C.	520,037	3,181,608
*Misys P.L.C.	1,833,430	8,254,976
Moneysupermarket.com Group P.L.C.	125,063	167,532
Oxford Instruments P.L.C.	193,856	1,683,245
Phoenix IT Group, Ltd. P.L.C.	201,507	794,984
Premier Farnell P.L.C.	1,379,926	6,011,301
Psion P.L.C.	499,513	740,148
#*Raymarine P.L.C.	249,080	71,841
Renishaw P.L.C.	180,171	3,341,247
RM P.L.C.	363,499	989,002
*SDL P.L.C.	316,996	3,052,706
Spectris P.L.C.	490,382	8,864,013
Spirent Communications P.L.C.	2,461,978	5,667,180
*Telecity Group P.L.C.	392,405	3,132,465
*TT electronics P.L.C.	595,193	1,518,141
#Vislink P.L.C.	588,460	190,762
*Wolfson Microelectronics P.L.C.	481,057	1,963,139
Xaar P.L.C.	220,887	851,560

133

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Xchanging P.L.C.	677,924	$1,410,573

Total Information Technology		113,785,930

Materials — (5.5%)
British Polythene Industries P.L.C.	102,332	400,056
Carclo P.L.C.	214,230	748,523
Croda International P.L.C.	484,717	11,168,074
DS Smith P.L.C.	1,591,931	4,294,371
Elementis P.L.C.	1,858,096	3,406,951
Ferrexpo P.L.C.	577,641	3,001,243
Filtrona P.L.C.	704,266	2,812,199
*Gem Diamonds, Ltd. P.L.C.	382,110	1,214,997
Hill & Smith Holdings P.L.C.	275,101	1,337,451
#Hochschild Mining P.L.C.	411,329	3,191,019
*Inveresk P.L.C.	125,000	3,305
Marshalls P.L.C.	658,597	1,138,028
Mondi P.L.C.	1,078,021	8,976,093
Petropavlovsk P.L.C.	303,440	4,703,004
Porvair P.L.C.	146,460	180,549
RPC Group P.L.C.	383,195	1,883,917
Victrex P.L.C.	321,880	6,661,744
*Yule Catto & Co. P.L.C.	505,169	2,086,886
Zotefoams P.L.C.	96,852	228,460

Total Materials		57,436,870

Telecommunication Services — (2.0%)
*Cable & Wireless Communications P.L.C.	8,687,193	7,446,715
Cable & Wireless Worldwide P.L.C.	4,550,163	5,113,145
*Colt Group SA	1,213,428	2,353,487
Kcom Group P.L.C.	2,504,455	1,970,410
*TalkTalk Telecom Group P.L.C.	1,366,075	2,887,097
Telecom Plus P.L.C.	254,695	1,589,684

Total Telecommunication Services		21,360,538

Utilities — (2.7%)
Dee Valley Group P.L.C.	12,109	194,931
*Drax Group P.L.C.	1,259,220	7,673,881
Northumbrian Water Group P.L.C.	1,699,783	9,642,375
Pennon Group P.L.C.	1,133,145	11,308,526

Total Utilities		28,819,713

TOTAL COMMON STOCKS		1,026,527,766

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	2,461	4,351

RIGHTS/WARRANTS — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	52,718	2,534
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe P.L.C. Litigation Notes	319,285	—
*Xaar P.L.C. Rights 11/05/10	30,703	39,358

TOTAL RIGHTS/WARRANTS		41,892

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $5,000 FHLMC 5.00%, 10/15/19, valued at $5,656) to be repurchased at $3,000	$3	3,000

134

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (2.0%)
§@DFA Short Term Investment Fund	19,629,803	$19,629,803
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,711,232)## to be repurchased at $1,677,709	$1,678	1,677,678

TOTAL SECURITIES LENDING COLLATERAL		21,307,481

TOTAL INVESTMENTS — (100.0%)
(Cost $953,563,812)		$1,047,884,490

135

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (85.5%)
AUSTRIA — (2.3%)
#Agrana Beteiligungs AG	17,168	$1,683,139
Andritz AG	116,739	8,946,425
#*A-TEC Industries AG	21,828	118,493
Austria Email AG	715	8,211
*Austria Technologie & Systemtechnik AG	4,045	74,780
*Austriamicrosystems AG	30,470	1,215,042
BKS Bank AG	3,120	72,084
#BWIN Interactive Entertainment AG	82,345	3,941,722
BWT AG	27,601	770,197
#*CA Immobilien Anlagen AG	130,641	1,964,103
CAT Oil AG	36,702	329,774
*EAG-Beteiligungs AG	1,650	8,466
#EVN AG	48,671	772,606
Flughafen Wien AG	40,598	2,518,064
*Frauenthal Holding AG	12,084	169,681
*Intercell AG	104,732	2,561,417
Josef Manner & Co. AG	870	52,370
Kapsch TrafficCom AG	5,666	326,837
Lenzing AG	4,701	2,333,914
Mayr-Melnhof Karton AG	31,265	3,381,081
Oberbank AG	37,973	2,320,407
#Oesterreichischen Post AG	98,332	2,976,476
*Palfinger AG	45,976	1,402,518
*Polytec Holding AG	9,404	60,162
*RHI AG	93,231	3,094,010
Rosenbauer International AG	11,816	507,570
*S&T System Integration & Technology Distribution AG	6,404	60,028
Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,374,383
Semperit AG Holding	24,088	1,055,358
*Sparkassen Immobilien AG	58,185	461,135
Strabag SE	95,319	2,465,545
UBM Realitaetenentwicklung AG	1,440	55,567
#Uniqa Versicherungen AG	183,530	3,797,480
*Warimpex Finanz und Beteiligungs AG	10,047	31,864
*Wienerberger AG	157,841	2,660,097
#Wolford AG	11,165	315,933
Zumtobel AG	78,928	1,615,429

TOTAL AUSTRIA		56,502,368

BELGIUM — (3.4%)
#*Ablynx NV	13,590	156,193
Ackermans & van Haaren NV	81,854	7,061,891
#*Agfa-Gevaert NV	491,806	2,872,136
*Arseus NV	2,491	35,672
*Atenor Group	236	10,860
Banque Nationale de Belgique SA	952	4,798,996
*Barco NV	53,143	3,147,848
Bekaert SA	32,765	10,044,157
Co.Br.Ha Societe Commerciale de Brasserie SA	115	261,134
Compagnie d’Entreprises SA	41,428	2,584,468
*Compagnie du Bois Sauvage SA	87	12
Compagnie Immobiliere de Belgique SA	10,535	444,728
Compagnie Maritime Belge SA	61,365	1,856,310
*Deceuninck NV	247,412	615,296
*Devgen NV	10,607	110,788
D’Ieteren SA	12,906	7,043,989
Duvel Moorgat SA	8,799	855,729
Econocom Group SA	65,485	916,258

136

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Elia System Operator SA NV	124,286	$4,703,444
#Euronav SA	86,554	1,447,035
#EVS Broadcast Equipment SA	16,542	1,038,881
Exmar NV	127,551	954,401
Floridienne SA	2,033	370,346
*Galapagos NV	38,107	626,495
Gimv NV	13,874	767,907
Hamon & Compagnie International SA	3,754	135,846
Henex SA	7,487	458,617
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	275,400
*Ion Beam Applications SA	74,962	917,807
Jensen-Group NV	12,030	175,965
Kinepolis Group NV	5,432	392,233
Lotus Bakeries NV	1,361	769,431
#*Melexis NV	88,696	1,568,298
#Nyrstar NV	220,706	3,255,659
Omega Pharma SA	82,044	3,837,687
*Option NV	38,430	34,782
*Picanol NV	16,620	268,572
*RealDolmen NV	6,066	117,796
Recticel SA	52,387	549,392
Resilux SA	4,095	321,221
Rosier SA	655	282,707
*Roularta Media Group NV	5,864	185,474
*SAPEC SA	3,531	240,403
Sioen Industries NV	52,140	432,178
Sipef NV	24,100	1,925,017
#*Spector Photo Group SA	11,235	10,673
*Systemat-Datarelay SA	26,232	191,025
Telenet Group Holding NV	148,890	6,235,028
Ter Beke NV	2,281	194,723
Tessenderlo Chemie NV	94,781	3,243,436
#*ThromboGenics NV	38,712	1,002,910
#*TiGenix NV	22,164	59,626
Van de Velde NV	27,539	1,442,486
VPK Packaging Group SA	12,084	498,452

TOTAL BELGIUM		81,747,818

DENMARK — (2.5%)
*Aarhus Lokalbank A.S.	8,030	74,282
*Aktieselskabet Skjern Bank A.S.	3,276	89,465
#Alk-Abello A.S.	18,126	1,149,254
*Alm. Brand A.S.	27,560	215,343
*Amagerbanken A.S.	647,900	363,085
#*Ambu A.S.	22,100	571,314
Arkil Holdings A.S. Series B	780	83,641
Auriga Industries A.S. Series B	49,725	974,839
#*Bang & Olufsen Holdings A.S.	105,352	1,143,267
*Bavarian Nordic A.S.	29,869	1,217,910
#*BoConcept Holding A.S.	5,650	187,932
Brodrene Hartmann A.S. Series B	11,730	149,986
*Brondbyernes IF Fodbold A.S. Series B	15,450	73,354
D/S Norden A.S.	81,294	3,156,846
*Dalhoff, Larson & Horneman A.S. Series B	32,000	128,281
*Dantherm Holding A.S.	8,615	29,079
*DFDS A.S.	11,236	810,871
*DiBa Bank A.S.	2,300	24,763
*Djursland Bank A.S.	8,970	237,691
#East Asiatic Co., Ltd. A.S.	52,687	1,430,498
F.E. Bording A.S.	600	52,631
*Fionia Holding A.S.	17,880	—

137

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$324,934
#*Genmab A.S.	113,251	1,502,245
*GN Store Nord A.S.	688,298	5,747,522
*GPV Industi A.S.	2,200	12,318
#*Greentech Energy Systems A.S.	149,206	560,082
*Gronlandsbanken A.S.	768	59,747
#*H&H International A.S. Series B	17,280	209,821
#Harboes Bryggeri A.S.	12,252	325,918
Hojgaard Holding A.S. Series B	2,750	95,482
#IC Companys A.S.	33,305	1,505,500
*Incentive A.S.	3,575	12,343
Jeudan A.S.	4,620	345,426
*Jyske Bank A.S.	87,656	3,928,827
*Lan & Spar Bank A.S.	5,150	254,649
*Lastas A.S. Series B	11,200	75,675
*Lollands Bank A.S.	750	23,841
#*Mols-Linien A.S.	27,490	210,101
*NeuroSearch A.S.	69,661	1,260,861
#NKT Holding A.S.	82,627	4,450,265
*Nordjyske Bank A.S.	17,600	348,015
*Norresundby Bank A.S.	7,350	242,594
North Media A.S.	36,665	281,471
*Ostjydsk Bank A.S.	2,554	182,679
#*Parken Sport & Entertainment A.S.	32,936	525,548
Per Aarsleff A.S. Series B	5,975	484,371
*Ringkjoebing Landbobank A.S.	15,120	1,957,513
Roblon A.S. Series B	540	62,460
#*Rockwool International A.S.	8,151	918,935
#*Royal Unibrew A.S.	29,990	1,663,899
*Salling Bank A.S.	430	25,700
*Sanistal A.S. Series B	1,341	13,528
#*Satair A.S.	8,771	489,572
Schouw & Co. A.S.	70,768	1,511,678
SimCorp A.S.	16,997	2,957,158
*Sjaelso Gruppen A.S.	29,228	44,129
*SKAKO A.S.	5,130	22,021
Solar Holdings A.S. Series B	10,225	672,384
*Spar Nord Bank A.S.	117,343	1,367,979
*Sparbank A.S.	10,930	181,845
*Sparekassen Faaborg A.S.	1,972	309,009
*Sydbank A.S.	214,972	5,659,398
Thrane & Thrane A.S.	11,563	521,244
Tivoli A.S.	969	581,472
#*TK Development A.S.	137,522	638,499
#*Topdanmark A.S.	40,675	4,872,760
#*TopoTarget A.S.	378,484	265,840
*Torm A.S.	88,510	666,307
*Vestfyns Bank A.S.	680	74,986
*Vestjysk Bank A.S.	24,162	328,665

TOTAL DENMARK		60,941,548

FINLAND — (5.7%)
Ahlstrom Oyj	6,388	130,584
#*Aldata Solutions Oyj	194,535	154,161
Alma Media Oyj	277,852	2,871,290
*Amanda Capital Oyj	67,120	137,402
Amer Sports Oyj Series A	308,476	4,159,417
Aspo Oyj	68,141	776,547
#Atria P.L.C.	5,611	78,253
Bank of Aland P.L.C.	17,663	470,016
BasWare Oyj	34,550	1,080,199

138

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Biotie Therapies Corp. Oyj	265,590	$136,827
#Cargotec Oyj Series B	109,737	4,990,453
*Componenta Oyj	34,400	286,232
#Comptel P.L.C.	324,863	356,337
*Cramo Oyj	119,766	2,495,748
#Digia P.L.C.	55,020	395,159
*Efore Oyj	114,965	115,211
*Elcoteq SE	3,041	5,710
*Elektrobit Corp. Oyj	2,476	2,342
#Elisa Oyj	276,614	5,915,786
Etteplan Oyj	62,600	254,287
#*Finnair Oyj	199,282	1,504,811
*Finnlines Oyj	124,906	1,404,170
Fiskars Oyj Abp Series A	181,663	3,695,485
#F-Secure Oyj	444,369	1,354,026
*GeoSentric Oyj	244,900	10,223
#*Glaston Oyj Abp	131,940	218,346
HKScan Oyj	75,317	761,863
Huhtamaki Oyj	345,189	4,375,974
#Ilkka-Yhtyma Oyj	60,256	582,857
KCI Konecranes Oyj	232,703	9,278,182
Kemira Oyj	259,072	3,813,881
Kesko Oyj	138,078	6,852,025
Laennen Tehtaat Oyj	18,920	474,147
Lassila & Tikanoja Oyj	117,954	2,230,282
*Lemminkainen Oyj	14,946	518,822
*M-Real Oyj Series B	1,549,706	5,303,530
Neo Industrial Oyj	16,652	135,779
Nokian Renkaat Oyj	163,412	5,665,562
Nordic Aluminium Oyj	10,440	418,449
Okmetic Oyj	54,904	419,237
Olvi Oyj Series A	31,354	1,344,221
Oriola-KD Oyj Series A	12,844	68,629
Oriola-KD Oyj Series B	148,242	786,041
Orion Oyj Series A	101,720	2,153,772
#Orion Oyj Series B	253,721	5,396,431
#Outokumpu Oyj	188,979	3,394,720
Outotec Oyj	36,018	1,681,830
PKC Group Oyj	48,390	819,296
Pohjola Bank P.L.C.	372,375	4,711,128
#Ponsse Oyj	22,814	345,606
#Poyry Oyj	179,728	2,185,100
Raisio P.L.C.	462,617	1,847,784
#Ramirent Oyj	299,709	3,371,824
Rapala VMC Oyj	113,258	945,110
#*Rautaruukki Oyj Series K	233,148	4,633,296
*Raute Oyj Series A	10,390	121,384
#Ruukki Group Oyj	306,166	763,188
Sanoma Oyj	162,312	3,662,299
Scanfil Oyj	123,479	513,374
*SRV Group P.L.C.	2,008	18,605
Stockmann Oyj Abp Series A	43,914	1,741,946
#Stockmann Oyj Abp Series B	99,920	3,549,127
*Tecnomen Lifetree Oyj	2,061	2,009
Teleste Oyj	53,559	359,828
Tieto Oyj	277,638	5,309,747
#*Tikkurila Oyj	62,217	1,340,695
#*Trainers’ House P.L.C.	107,200	56,633
Tulikivi Oyj	79,440	139,245
Turkistuottajat Oyj	8,490	133,724
#Uponor Oyj Series A	206,241	3,698,902

139

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Vacon Oyj	42,777	$2,231,114
Vaisala Oyj Series A	39,132	1,203,909
Viking Line Abp	10,400	477,790
Yit Oyj	207,318	5,012,228

TOTAL FINLAND		137,850,147

FRANCE — (11.0%)
Akka Technologies SA	6,655	129,933
Ales Groupe SA	32,239	533,786
#*Altamir Amboise	2,730	21,414
ALTEN SA	64,193	2,147,188
#*Altran Technologies SA	343,804	1,476,374
April Group SA	70,725	2,126,258
#*Archos SA	18,355	105,617
Arkema SA	199,362	12,882,495
Assystem SA	52,519	969,979
#*Atari SA	14,902	79,339
*Atos Origin SA	143,571	6,644,029
Aubay SA	10,285	74,348
Audika SA	21,251	519,726
*Baccarat SA	1,090	229,348
Banque Tarneaud SA	1,430	249,295
#*Beneteau SA	172,729	3,713,000
#Bigben Interactive	8,718	122,825
Boiron SA	27,525	1,040,964
Boizel Chanoine Champagne SA	6,606	545,670
Bonduelle SCA	12,909	1,157,117
Bongrain SA	14,735	1,187,640
#Bourbon SA	155,755	7,098,282
*Boursorama SA	10,781	131,210
#*Bull SA	289,386	1,370,888
Burelle SA	3,894	916,657
*Cafom SA	5,092	111,969
Canal Plus SA	290,570	2,142,598
CBo Territoria	28,320	175,957
Cegedim SA	16,591	1,040,813
CEGID Group SA	1,992	67,041
#*Cie Generale de Geophysique-Veritas SA	219,970	5,138,239
Ciments Francais SA	754	69,524
*Club Mediterranee SA	63,302	1,239,256
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	100,501
*CS Communication & Systemes SA	7,938	61,881
Damartex SA	21,101	603,302
Delachaux SA	26,973	2,202,807
#*Derichebourg SA	548,515	2,714,506
*Devoteam SA	4,275	118,015
*Dynaction SA	14,655	173,308
#EDF Energies Nouvelles SA	17,468	758,506
Electricite de Strasbourg SA	22,124	3,533,878
Entrepose Contracting SA	117	13,567
Esso S.A.F.	8,945	1,202,006
Establissements Maurel et Prom SA	305,061	4,498,910
*Etam Developpement SA	386	18,360
*Euler Hermes SA	36,906	3,475,927
*Euro Disney SCA	48,370	282,812
*Eurofins Scientific SA	4,524	280,369
#Exel Industries SA	10,525	458,523
Faiveley Transport SA	3,574	302,193
*Faurecia SA	87,585	2,375,979
Fimalac SA	29,963	1,289,484
Fleury Michon SA	4,694	207,994

140

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Flo Groupe SA	29,358	$187,024
*GameLoft SA	20,003	124,388
*Gascogne SA	6,907	391,163
Gaumont SA	14,184	1,014,194
#*GECI International SA	59,392	281,139
Gemalto NV	149,247	6,801,849
Gevelot SA	3,584	198,789
*GFI Informatique SA	122,870	527,105
#GIFI SA	7,360	574,020
GL Events SA	14,161	492,221
#GPE Groupe Pizzorno SA	5,200	130,932
Groupe Crit SA	24,255	640,753
Groupe Eurotunnel SA	6,188	61,560
*Groupe Go Sport SA	2,297	34,364
Groupe Gorge SA	18,510	179,476
Groupe Guillin SA	1,200	113,166
#*Groupe Open SA	27,590	214,463
Groupe Steria SCA	66,505	1,793,288
#Guerbet SA	5,824	624,497
#Guyenne et Gascogne SA	25,083	2,769,366
*Haulotte Group SA	59,734	775,622
Havas SA	1,165,955	6,143,380
#*Hi-Media SA	10,913	53,857
#*Idsud SA	2,227	82,405
Ingenico SA	109,546	3,306,504
*Inter Parfums SA	1,373	51,954
Ipsen SA	25,125	885,406
Ipsos SA	84,878	4,091,814
*Kaufman & Broad SA	4,383	125,981
Korian SA	5,663	134,462
#Laurent-Perrier SA	11,943	1,344,451
*LDC SA	19	1,826
#*Lectra SA	83,499	487,659
Lisi SA	16,055	1,129,135
#LVL Medical Groupe SA	18,785	426,849
M6 Metropole Television SA	148,116	3,625,710
#Maisons France Confort SA	2,426	105,699
#*Manitou BF SA	46,187	974,576
Manutan International SA	13,379	898,272
*Meetic SA	3,575	106,799
#Mersen SA	58,913	2,585,614
MGI Coutier SA	2,753	123,528
#Mr. Bricolage SA	23,846	487,419
#Naturex SA	8,725	529,599
#Neopost SA	86,402	7,177,299
Nexans SA	92,377	6,588,947
Nexity SA	73,484	3,262,937
Norbert Dentressangle SA	12,330	1,003,926
NRJ Group SA	2,533	26,526
#*Oeneo SA	102,487	295,125
#Orpea SA	96,748	4,878,575
Osiatis SA	1,400	10,945
#*PagesJaunes Groupe SA	384,634	4,240,358
Paris Orleans et Cie SA	2,478	67,295
*Parrot SA	6,162	157,922
Pierre & Vacances SA	15,567	1,133,671
Plastic Omnium SA	29,952	1,813,476
*Plastivaloire SA	4,552	125,731
PSB Industries SA	8,438	278,961
Rallye SA	85,476	3,343,576
#*Recylex SA	39,995	363,097

141

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Remy Cointreau SA	77,795	$5,477,945
*Rexel SA	66,479	1,255,476
*Rhodia SA	311,738	8,691,016
Robertet SA	3,167	467,745
*Rodriguez Group SA	31,298	243,069
Rougier SA	6,115	255,053
Rubis SA	33,838	3,751,770
*S.T. Dupont SA	39,440	11,001
*Sa des Ciments Vicat SA	9,335	733,070
Sabeton SA	13,500	247,560
Saft Groupe SA	60,919	2,328,288
SAMSE SA	8,342	729,002
*Sartorius Stedim Biotech SA	866	39,737
SEB SA	87,918	8,430,197
*Seche Environnement SA	332	26,784
#Sechilienne SA	56,504	1,641,836
Securidev SA	2,500	81,458
SeLoger.com SA	21,482	1,078,333
#*Sequana SA	30,915	448,159
Signaux Girod SA	894	73,369
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	193,701
Societe BIC SA	84,787	7,526,006
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,019,311
Societe Pour l’Informatique Industrielle SA	40,908	245,466
Societe Television Francaise 1 SA	171,170	2,805,497
#*Soitec SA	365,404	3,772,032
#Somfy SA	21,738	4,770,129
Sopra Group SA	22,982	1,914,509
Stallergenes SA	33,074	2,818,986
#*Ste Industrielle d’Aviation Latecoere SA	3,517	33,091
Stef-TFE SA	28,838	1,606,256
Sucriere de Pithiviers Le Vieil SA	1,745	1,698,478
*Sword Group SA	4,053	149,330
Synergie SA	32,941	871,372
#*Technicolor SA	304,125	1,915,679
Teleperformance SA	158,000	4,992,930
Tessi SA	5,050	458,789
#*Theolia SA	215,705	380,568
#Tonnellerie Francois Freres SA	3,839	160,474
*Total Gabon	35	14,047
Touax SA	378	13,776
Toupargel Groupe SA	75	1,425
*Transgene SA	1,214	26,186
*Trigano SA	12,263	315,913
#*UbiSoft Entertainment SA	196,028	2,553,866
#Union Financiere de France Banque SA	15,895	684,333
*Valeo SA	232,962	12,592,625
Viel et Compagnie SA	158,130	636,265
#Vilmorin & Cie SA	18,821	2,000,471
Virbac SA	16,426	2,643,640
VM Materiaux SA	6,914	428,408
Vranken Pommery Monopole SA	12,131	581,253
Zodiac Aerospace SA	105,911	7,489,218
*Zueblin Immobiliere France SA	1,285	6,729

TOTAL FRANCE		265,863,879

GERMANY — (12.7%)
A.S. Creation Tapeton AG	6,853	299,090
*AAP Implantate AG	47,250	80,188
*Aareal Bank AG	302,222	7,378,490
*Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	406

142

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*ADVA AG Optical Networking	120,254	$975,785
Agrob Immobilien AG	5,800	75,276
#*Air Berlin P.L.C.	107,677	509,541
#Aixtron AG	314,748	10,249,247
*Aligna AG	318,087	78,049
Amadeus Fire AG	16,192	624,630
Andreae-Noris Zahn AG	26,412	1,043,706
#*Arques Industries AG	21,373	63,144
*Arques Industries AG I-10 Shares	8,997	26,572
#Asian Bamboo AG	26,935	1,382,795
Augusta Technologie AG	26,396	545,656
#Aurubis AG	144,707	7,460,677
Baader Bank AG	132,511	581,090
#*Balda AG	120,860	1,057,981
#Bauer AG	19,385	893,112
BayWa AG	10,824	452,200
Bechtle AG	39,024	1,454,122
#*Bertrandt AG	22,607	1,467,454
*Beta Systems Software AG	8,550	34,514
Bilfinger Berger SE	162,980	11,946,841
*Biolitec AG	26,843	147,382
Biotest AG	20,784	1,119,184
*BKN International AG	33,408	2,278
*BMP AG	44,099	54,354
#*Borussia Dortmund GmbH & Co. KGaA	208,512	492,714
Carl Zeiss Meditec AG	58,224	1,008,073
CENIT AG	470	3,440
*Centrosolar Group AG	19,292	136,717
*Centrotec Sustainable AG	41,054	968,349
#*Centrotherm Photovoltaics AG	26,061	1,073,033
Cewe Color Holding AG	13,917	593,960
#Comdirect Bank AG	131,903	1,305,689
CompuGroup Medical AG	11,917	156,766
#*Conergy AG	370,951	274,213
#*Constantin Medien AG	314,299	715,963
CropEnergies AG	12,945	87,933
CTS Eventim AG	50,168	2,793,430
*Curanum AG	83,165	265,211
*D. Logistics AG	113,203	265,857
DAB Bank AG	130,043	769,951
*Data Modul AG	11,455	189,012
*Delticom AG	1,235	98,387
*Demag Cranes AG	48,370	2,411,185
*Deutsche Beteiligungs AG	10,507	303,805
*Deutsche Wohnen AG	68,918	828,825
*Deutz AG	249,610	2,135,743
#*Dialog Semiconductor P.L.C.	151,843	2,767,333
*Dierig Holding AG	10,500	125,480
Douglas Holding AG	100,341	5,601,173
*Dr. Hoenle AG	14,858	152,848
Drillisch AG	148,359	1,271,357
#*Duerr AG	34,299	1,040,464
DVB Bank SE	173,470	5,939,540
Eckert & Ziegler AG	6,924	247,635
#Elexis AG	32,938	553,560
*Elmos Semiconductor AG	34,592	391,176
#ElreingKlinger AG	96,945	3,240,427
*Epigenomics AG	27,680	86,659
Erlus AG	2,970	121,981
*Euromicron AG	4,746	154,164
#Euwax AG	17,978	1,251,133

143

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Evotec AG	1,165,338	$3,889,148
#Fielmann AG	56,670	5,746,279
Freenet AG	346,365	4,419,738
Fuchs Petrolub AG	46,541	5,987,309
GBW AG	28,417	534,012
*Gerresheimer AG	82,421	3,253,954
#Gerry Weber International AG	42,943	2,042,510
Gesco AG	9,182	564,093
GFK SE	68,806	2,869,257
#GFT Technologies AG	66,050	320,396
#Gildemeister AG	99,621	1,775,541
*Grammer AG	25,920	675,020
Grenkeleasing AG	31,484	1,672,497
#*H&R WASAG AG	15,594	463,770
#Hamborner REIT AG	31,350	321,311
#Hamburger Hafen und Logistik AG	50,236	2,197,937
*Hansa Group AG	146,815	606,956
Hawesko Holding AG	19,463	768,895
*Heidelberger Druckmaschinen AG	693,936	3,192,652
*Homag Group AG	5,600	120,323
*IKB Deutsche Industriebank AG	21,843	21,215
Indus Holding AG	41,674	1,108,186
Innovation in Traffic Systems AG	23,949	469,111
Interseroh SE	21,642	1,143,018
#*Intershop Communications AG	62,598	180,076
Isra Vision Systems AG	10,917	232,040
*IVG Immobilien AG	480,972	3,691,390
*Jenoptik AG	153,250	1,022,657
*Kampa AG	35,505	7,897
*Kloeckner & Co. SE	189,620	4,251,207
*Koenig & Bauer AG	4,664	93,567
Kontron AG	176,510	1,714,500
#*Krones AG	69,323	3,848,263
KSB AG	3,809	2,968,171
#*Kuka AG	97,095	2,015,564
#KWS Saat AG	17,224	3,077,061
Leifheit AG	12,500	337,542
*Leoni AG	108,940	3,975,651
#Loewe AG	25,187	222,979
LPKF Laser & Electronics AG	20,347	400,287
#*Manz Automation AG	2,066	154,384
*MasterFlex AG	7,812	39,033
*Maxdata Computer AG	94,120	15,851
Mediclin AG	119,554	637,164
#*Medigene AG	87,499	215,375
Medion AG	81,672	1,290,624
*Mensch und Maschine Software AG	27,532	151,299
#MLP AG	205,563	2,184,507
*Mologen AG	22,062	269,985
*Morphosys AG	57,456	1,368,826
MTU Aero Engines Holding AG	165,906	10,009,105
Muehlbauer Holding & Co. AG	14,905	580,858
#MVV Energie AG	114,055	4,652,124
Nemetschek AG	23,340	936,194
*Nexus AG	33,813	170,726
#*Nordex SE	104,915	1,015,728
#OHB Technology AG	35,659	646,705
Oldenburgische Landesbank AG	4,234	239,839
P&I Personal & Informatik AG	17,889	620,840
*Patrizia Immobilien AG	10,090	51,410
Pfeiffer Vacuum Technology AG	32,328	3,091,655

144

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Pfleiderer AG	158,664	$805,586
#*Phoenix Solar AG	6,374	248,256
*PNE Wind AG	167,451	384,137
Praktiker Bau-und Heimwerkermaerkte Holding AG	152,387	1,444,977
*Progress-Werk Oberkirch AG	6,250	305,020
PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	617,363
PVA TePla AG	46,019	281,285
*Q-Cells SE	226,583	970,002
*QSC AG	287,340	733,275
R. Stahl AG	14,410	542,267
Rational AG	14,646	3,248,740
REALTECH AG	13,541	150,497
Renk AG	18,838	1,640,045
#*Repower Systems AG	5,276	870,626
Rheinmetall AG	111,360	8,031,101
Rhoen-Klinikum AG	379,608	8,894,423
*Roth & Rau AG	15,929	374,527
Ruecker AG	18,949	326,573
S.A.G. Solarstrom AG	8,882	46,158
Sartorius AG	30,837	986,017
*Schaltbau Holding AG	1,059	80,305
*Sedo Holding AG	69,691	340,972
*Sektkellerei Schloss Wachenheim AG	14,520	176,694
*SER Systems AG	9,400	681
#*SGL Carbon SE	217,830	8,077,263
*Silicon Sensor International AG	182	2,106
#*Singulus Technologies AG	189,731	881,027
Sinner AG	2,660	59,601
#Sixt AG	37,664	1,459,885
#*SKW Stahl-Metallurgie Holding AG	12,802	311,119
*Sky Deutschland AG	388,970	624,584
*SM Wirtschaftsberatungs AG	18,841	131,067
Software AG	70,053	9,809,297
#*Solar Millennium AG	34,471	948,466
*Solar-Fabrik AG	6,039	45,757
#*Solarworld AG	285,203	4,133,883
#*Solon SE	25,350	107,143
Stada Arzneimittel AG	173,213	5,338,789
STINAG Stuttgarter Invest AG	35,003	886,604
*Stoehr & Co. AG	6,000	26,952
#Stratec Biomedical Systems AG	26,506	997,272
Sued-Chemie AG	28,301	4,058,938
Suedzucker AG	7,437	175,285
*Sunways AG	15,188	100,766
*Suss Microtec AG	59,969	504,302
Symrise AG	278,877	8,494,967
Syzygy AG	30,656	144,514
*TAG Immobilien AG	10,306	86,388
Takkt AG	126,507	1,667,964
TDS Informationstechnologie AG	89,063	515,743
Telegate AG	20,500	196,447
*Tipp24 SE	3,229	129,664
Tognum AG	190,869	4,647,584
#*Tomorrow Focus AG	113,715	569,824
#*TUI AG	468,655	5,478,056
UMS United Medical Systems International AG	22,300	203,249
Umweltbank AG	17,805	421,355
#United Internet AG	167,408	3,005,427
VBH Holding AG	9,415	56,342
*Verbio AG	45,505	298,456
#*Versatel AG	12,209	68,534

145

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Vossloh AG	35,932	$4,187,288
*VTG AG	14,769	288,837
*Wacker Neuson SE	30,872	567,359
*Wanderer-Werke AG	7,903	1,647
*Washtec AG	926	10,724
Wincor Nixdorf AG	112,151	8,204,044
Wirecard AG	264,258	3,940,089
Wuerttembergische Lebensversicherung AG	27,308	792,670
Wuerttembergische Metallwarenfabrik AG	29,451	1,147,746
*XING AG	2,088	91,727
Zhongde Waste Technology AG	2,889	53,201

TOTAL GERMANY		305,820,641

GREECE — (2.4%)
Aegean Airlines S.A.	5,746	18,434
*Aegek S.A.	120,000	51,586
*Agricultural Bank of Greece S.A.	608,736	735,246
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	771,301
*Alfa Alfa Energy S.A.	3,810	7,371
*Altec Holdings S.A. IT & Communication Systems	80,278	8,896
*Alumil Aluminum Industry S.A.	52,526	45,336
*Alysida S.A.	2,376	6,584
*Anek Lines S.A.	605,331	176,492
*Astir Palace Hotels S.A.	93,886	287,163
*Athens Medical Center S.A.	150,874	123,972
*Atlantic Supermarkets S.A.	35,080	11,718
*Attica Bank S.A.	181,970	260,796
*Atti-Kat S.A.	56,554	7,886
Autohellas S.A.	83,520	165,456
*Babis Vovos International Construction S.A.	59,807	203,641
*Balafas S.A.	15,200	4,020
*Balkan Real Estate S.A.	41,970	26,297
#Bank of Cyprus Public Co., Ltd. S.A.	1,161,048	5,410,020
Bank of Greece S.A.	74,025	3,318,355
Centric Multimedia S.A.	29,538	20,552
*Daios Plastics S.A.	16,350	147,628
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	224,627
*EFG Eurobank Ergasias	110,382	681,304
*Elastron S.A.	110,793	125,376
*Elbisco Holding S.A.	28,098	14,470
Elektrak S.A.	38,037	113,498
*Elektroniki Athinon S.A.	34,490	22,973
Ellaktor S.A.	522,735	2,424,716
*Emporiki Bank of Greece S.A.	5,563	15,217
*Etma Rayon S.A.	11,242	22,062
Euro Reliance General Insurance Co. S.A.	54,730	45,588
*Euromedica S.A.	67,698	166,684
EYDAP Athens Water Supply & Sewage Co. S.A.	77,620	522,242
F.G. Europe S.A.	4,536	3,804
Folli-Follie S.A.	32,922	800,177
*Forthnet S.A.	254,703	222,884
Fourlis Holdings S.A.	131,153	1,249,933
Frigoglass S.A.	89,562	1,209,540
GEK Terna S.A.	271,328	1,477,093
*Geniki Bank S.A.	31,074	114,562
*Halkor S.A.	226,556	204,761
*Hellenic Cables S.A.	65,236	105,679
*Hellenic Duty Free Shops S.A.	98,334	648,696
Hellenic Exchanges S.A.	204,708	1,622,680
Hellenic Petroleum S.A.	302,750	2,424,875
*Hellenic Sugar Industry S.A.	78,005	90,900

146

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Heracles General Cement Co. S.A.	77,436	$506,596
Iaso S.A.	206,042	499,111
Inform P. Lykos S.A.	35,570	50,363
*Informatics S.A.	3,778	1,630
*Intracom Holdings S.A.	197,993	156,742
*Intracom Technical & Steel Constructions S.A.	86,337	92,574
Intralot SA-Integrated Lottery Systems & Services S.A.	297,518	1,300,853
*Ionian Hotel Enterprises S.A.	16,914	329,575
*Ipirotiki Software & Publications S.A.	22,110	59,699
*JUMBO S.A.	128,050	986,917
Karelia Tobacco Co., Inc. S.A.	5,787	494,010
*Kathimerini Publishing S.A.	47,170	328,343
*Lambrakis Press S.A.	115,149	120,122
*Lamda Development S.A.	905	5,037
*Lan-Net S.A.	12,688	21,191
*Lavipharm S.A.	96,324	71,073
Loulis Mills S.A.	41,702	92,866
Marfin Investment Group S.A.	1,665,622	1,875,632
Marfin Popular Bank Public Co., Ltd. S.A.	881,222	1,813,054
Metka S.A.	97,586	1,171,506
Michaniki S.A.	165,545	101,221
Motor Oil (Hellas) Corinth Refineries S.A.	141,859	1,556,995
*Mytilineos Holdings S.A.	324,571	1,987,291
*Neorion Holdings S.A.	17,993	17,530
*Pegasus Publishing S.A.	95,510	127,614
#*Piraeus Bank S.A.	1,030,246	5,350,415
*Piraeus Port Authority S.A.	17,752	301,125
*Promota Hellas S.A.	8,860	2,836
*Proton Bank S.A.	141,214	184,389
*Real Estate Development & Services S.A.	94,497	101,478
S&B Industrial Minerals S.A.	68,336	334,688
*Sanyo Hellas S.A.	23,637	5,063
Sarantis S.A.	74,884	394,478
*Selected Textile S.A.	87,690	39,182
*Sfakianakis S.A.	91,320	64,676
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	13,606
*Spyroy Agricultural Products S.A.	61,348	48,716
*T Bank S.A.	228,007	113,944
*Technical Olympic S.A.	2,237	4,533
*Teletypos S.A. Mega Channel	77,669	345,256
Terna Energy S.A.	94,920	407,797
*Themeliodomi S.A.	37,422	19,271
Thessaloniki Port Authority S.A.	6,936	108,684
Thessaloniki Water Supply & Sewage Co S.A.	8,309	48,633
Thrace Plastics Co. S.A.	109,280	79,169
Titan Cement Co. S.A.	152,737	3,266,758
*TT Hellenic Postbank S.A.	695,353	3,721,670
*Varvaressos S.A.-European Spinning Mills	36,350	6,577
*Viohalco S.A.	409,999	2,317,209

TOTAL GREECE		57,410,789

IRELAND — (2.4%)
*Abbey P.L.C.	84,370	511,271
*Aer Lingus Group P.L.C.	725,316	1,159,600
*Allied Irish Banks P.L.C.	1,323,599	628,596
*Aminex P.L.C.	496,086	67,459
C&C Group P.L.C. (B010DT8)	399,607	1,838,264
C&C Group P.L.C. (B011Y09)	938,559	4,351,116
DCC P.L.C.	308,989	8,941,049
Donegal Creameries P.L.C.	26,085	152,579
*Dragon Oil P.L.C.	1,347,570	9,665,121

147

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Elan Corp. P.L.C.	74,754	$414,855
FBD Holdings P.L.C.	125,728	1,071,234
Fyffes P.L.C.	1,020,533	433,218
Glanbia P.L.C. (0066950)	700,613	3,337,143
Glanbia P.L.C. (4058629)	49,518	234,325
Grafton Group P.L.C.	342,327	1,461,391
Greencore Group P.L.C. (0386410)	615,927	933,067
*Greencore Group P.L.C. (5013832)	134,759	204,600
IFG Group P.L.C.	337,495	614,336
*Independent News & Media P.L.C. (B59HWB1)	282,831	242,482
*Independent News & Media P.L.C. (B5TR5N4)	318,060	274,280
Irish Continental Group P.L.C.	91,000	1,923,304
*Irish Life & Permanent Group Holdings P.L.C.	117,549	248,735
*Kenmare Resources P.L.C.	4,136,548	1,309,357
Kingspan Group P.L.C. (0492793)	351,640	2,943,347
Kingspan Group P.L.C. (4491235)	29,305	245,060
*McInerney Holdings P.L.C.	697,135	38,423
Paddy Power P.L.C.	180,573	7,291,136
*Providence Resources P.L.C.	62,580	178,743
*Smurfit Kappa Group P.L.C.	425,485	4,554,903
Total Produce P.L.C.	871,395	448,111
United Drug P.L.C. (3302480)	820,214	2,604,974
*United Drug P.L.C. (3335969)	2,500	7,930

TOTAL IRELAND		58,330,009

ISRAEL — (2.5%)
*Africa Israel Investments, Ltd.	141,264	986,198
*Alon Holdings Blue Square, Ltd.	44,917	408,169
*AL-ROV Israel, Ltd.	13,740	474,978
*Alvarion, Ltd.	175,598	455,116
*AudioCodes, Ltd.	103,436	491,740
*Avgol Industries 1953, Ltd.	35,000	23,140
*Biocell, Ltd.	19,162	276,263
*BioLine RX, Ltd.	535,468	508,415
*Clal Biotechnology Industries, Ltd.	146,663	810,958
Clal Industries & Investments, Ltd.	265,185	1,987,830
*Clal Insurance Enterprise Holdings, Ltd.	79,102	2,125,162
*Compugen, Ltd.	19,609	89,047
*Delek Automotive Systems, Ltd.	102,954	1,263,565
Delta-Galil Industries, Ltd.	6,589	54,665
*El Al Israel Airlines	262,749	97,596
*Elbit Medical Imaging, Ltd.	53,265	756,901
Electra (Israel), Ltd.	4,633	485,263
*Elron Electronic Industries, Ltd.	57,768	325,778
*Evogene, Ltd.	34,949	179,197
*EZchip Semiconductor, Ltd.	26,234	648,297
First International Bank Of Israel, Ltd.	95,487	1,345,678
*FMS Enterprises Migun, Ltd.	10,300	294,770
Formula Systems, Ltd.	27,112	382,313
*Frutarom Industries, Ltd.	150,986	1,509,261
*Fundtech, Ltd.	6,299	87,312
*Gilat Satellite Networks, Ltd.	27,147	145,411
*Given Imaging, Ltd.	16,590	294,038
*Golf & Co., Ltd.	52,551	358,681
Granite Hacarmel Investments, Ltd.	144,714	321,238
*Hadera Paper, Ltd.	8,920	765,383
Harel Insurance Investments & Finances, Ltd.	32,355	1,837,344
*Hot Telecommunications Systems, Ltd.	80,968	1,067,491
*Israel Discount Bank, Ltd.	594,075	1,205,300
*Israel Land Development Co., Ltd. (The)	4,737	57,304
*Ituran Location & Control, Ltd.	77,478	1,173,589

148

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Jerusalem Oil Exploration	19,608	$469,963
*Kamada, Ltd.	110,315	828,471
Maabarot Products, Ltd.	21,999	347,965
*Makhteshim-Agan Industries, Ltd.	650,561	3,282,549
*Matrix IT, Ltd.	101,398	539,931
*Mellanox Technologies, Ltd.	38,649	874,950
*Menorah Mivtachim Holdings, Ltd.	96,261	1,291,510
*Migdal Insurance & Financial Holding, Ltd.	934,324	1,940,403
Mizrahi Tefahot Bank, Ltd.	196,548	1,834,847
*Naphtha Israel Petroleum Corp., Ltd.	103,666	503,338
*Neto ME Holdings, Ltd.	5,411	260,006
NetVision, Ltd.	29,667	379,490
*NICE Systems, Ltd.	41,874	1,382,365
*NICE Systems, Ltd. Sponsored ADR	119,492	4,001,787
*Oil Refineries, Ltd.	3,060,156	1,818,592
*Orckit Communications, Ltd.	38,290	131,185
*Ormat Industries, Ltd.	280,242	2,223,750
Osem Investments, Ltd.	94,881	1,493,192
*Paz Oil Co., Ltd.	11,507	1,816,110
*Phoenix Holdings, Ltd. (The)	172,005	594,287
Plasson Industries, Ltd.	3,076	75,540
*RADVision, Ltd.	17,688	124,221
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	719,190
*Retalix, Ltd.	62,414	778,023
Scailex Corp, Ltd.	23,057	446,421
Shikun & Binui, Ltd.	737,677	1,796,867
*Space Communication, Ltd.	5,403	103,983
*Strauss Group, Ltd.	114,730	1,807,490
*Suny Electronic, Ltd.	27,923	315,264
Super-Sol, Ltd. Series B	348,812	2,140,099
*Tower Semiconductor, Ltd.	1,261,189	1,725,928
*Union Bank of Israel, Ltd.	103,064	496,847

TOTAL ISRAEL		59,837,955

ITALY — (7.4%)
#*A.S. Roma SpA	293,436	502,379
#*ACEA SpA	237,397	2,832,556
Acegas-APS SpA	110,973	649,076
*Acotel Group SpA	810	48,000
Actelios SpA	58,406	180,076
*Aedes SpA	1,017,693	298,119
Aeroporto de Firenze SpA	17,399	288,426
#Alerion Cleanpower SpA	546,906	399,927
Amplifon SpA	169,528	913,568
Ansaldo STS SpA	209,641	2,891,935
#*Arnoldo Mondadori Editore SpA	361,989	1,277,132
Ascopiave SpA	24,029	55,324
Astaldi SpA	216,415	1,594,341
*Autogrill SpA	274,792	3,664,922
Azimut Holding SpA	431,543	4,401,272
Banca Finnat Euramerica SpA	685,945	494,025
#Banca Generali SpA	101,336	1,313,217
Banca Ifis SpA	96,129	714,431
*Banca Intermobiliare SpA	58,955	343,276
#Banca Piccolo Credito Valtellinese Scarl	633,240	3,212,252
#Banca Popolare dell’Emilia Romagna Scrl	312,328	3,858,625
*Banca Popolare dell’Etruria e del Lazio Scarl	51,573	239,220
Banca Popolare di Milano Scarl	1,092,906	5,109,912
#*Banca Popolare di Sondrio Scarl	657,187	6,213,903
*Banca Profilo SpA	373,887	246,501
Banco di Desio e della Brianza SpA	232,296	1,333,589

149

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
BasicNet SpA	90,945	$364,431
#Beghelli SpA	427,981	379,011
Benetton Group SpA	209,290	1,700,792
#*Biesse SpA	54,004	408,867
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	454,012
Brembo SpA	155,005	1,702,904
*Brioschi Sviluppo Immobiliare SpA	135,663	30,772
#Bulgari SpA	410,278	4,393,986
*Buongiorno SpA	369,672	615,668
#Buzzi Unicem SpA	201,739	2,320,830
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,257,013
*Cairo Communication SpA	2,303	8,650
Caltagirone Editore SpA	6,045	14,733
Caltagirone SpA	246,310	669,688
*Cam Finanziaria SpA	36,527	21,558
#*Carraro SpA	113,633	443,709
Cembre SpA	40,330	306,693
Cementir Holding SpA	277,058	963,636
Class Editore SpA	165,655	112,727
Credito Artigiano SpA	361,183	668,317
Credito Bergamasco SpA	130,539	3,911,012
Credito Emiliano SpA	239,017	1,699,533
CSP International Fashion Group SpA	13,481	23,457
*Dada SpA	6,181	46,898
#*d’Amico International Shipping SA	126,574	191,096
Danieli & Co. SpA	54,740	1,444,520
*Datalogic SpA	6,397	47,150
Davide Campari - Milano SpA	914,018	5,797,156
De Longhi SpA	305,654	1,766,138
*DeA Capital SpA	95,232	173,669
DiaSorin SpA	45,014	1,849,095
*Digital Multimedia Technologies SpA	28,443	553,786
#*EEMS Italia SpA	90,607	186,608
*Elica SpA	44,844	94,258
Emak SpA	57,399	355,766
Engineering Ingegneria Informatica SpA	5,313	160,592
#*ERG Renew SpA	191,121	222,548
#ERG SpA	209,772	2,897,579
#*ErgyCapital SpA	5,992	4,205
Esprinet SpA	98,188	976,853
#*Eurotech SpA	72,555	231,393
#*Fastweb SpA	42,134	1,054,013
#*Fiera Milano SpA	37,863	255,807
#Fondiaria - SAI SpA	172,525	2,050,131
Gas Plus SpA	975	6,372
*Gefran SpA	31,849	162,880
*Gemina SpA	1,579,114	1,268,076
#Geox SpA	202,270	1,217,236
#GranitiFiandre SpA	79,737	350,394
*Gruppo Ceramiche Ricchetti SpA	127,131	47,295
*Gruppo Coin SpA	92,474	972,539
#*Gruppo Editoriale L’Espresso SpA	639,121	1,697,801
Hera SpA	1,720,734	3,641,881
*I Grandi Viaggi SpA	98,547	114,544
#Immsi SpA	696,806	853,715
#*Impregilo SpA	1,180,326	3,786,315
#Indesit Co. SpA	177,464	2,194,312
Industria Macchine Automatiche SpA	58,626	1,239,563
Industria Romagnola Conduttori Elettrici SpA	43,452	84,635
*Intek SpA	247,971	143,968
#*Interpump Group SpA	241,525	1,575,265

150

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Iren SpA	1,381,922	$2,428,639
*Isagro SpA	10,591	45,227
#Italcementi SpA	196,458	1,656,910
Italmobiliare SpA	23,493	831,799
#*Kerself SpA	17,741	78,330
*KME Group SpA	476,414	220,763
#Landi Renzo SpA	203,171	983,314
#Lottomatica SpA	164,158	2,740,532
Maire Tecnimont SpA	575,375	2,488,442
#*Marcolin SpA	57,928	279,748
#*Mariella Burani SpA	32,721	114,878
Marr SpA	127,201	1,381,753
#Mediolanum SpA	592,750	2,786,166
Milano Assicurazioni SpA	850,055	1,838,383
*Monrif SpA	315,834	183,303
*Montefibre SpA	172,887	37,108
Nice SpA	21,188	82,892
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	94,798
#Piaggio & C. SpA	353,619	1,289,628
*Pininfarina SpA	82,321	383,742
#Pirelli & Co. SpA	782,291	6,684,015
#*Prelios SpA	2,108,288	1,238,234
#*Premafin Finanziaria SpA	961,257	1,437,612
Prysmian SpA	542,696	10,518,765
Recordati SpA	390,377	3,845,733
Reply SpA	4,020	95,942
*Retelit SpA	15,691	7,882
*Richard-Ginori 1735 SpA	140,800	10,013
Sabaf SpA	22,649	724,450
#*SAES Getters SpA	30,068	293,269
#*Safilo Group SpA	108,207	1,707,449
#*Saras SpA	1,207,744	2,673,136
Screen Service Broadcasting Technologies SpA	152,715	132,767
#*Seat Pagine Gialle SpA	2,988,837	546,013
#*Snai SpA	178,681	709,324
Societa Iniziative Autostradali e Servizi SpA	195,451	1,849,232
#Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,529,945
*Sogefi SpA	173,096	599,583
Sol SpA	166,511	1,100,403
*Sorin SpA	1,079,611	2,624,576
*Stefanel SpA	112,528	108,352
#*Telecom Italia Media SpA	272,520	103,818
#*Tiscali SpA	3,437,478	509,821
Tod’s SpA	45,421	4,406,446
#Trevi Finanziaria SpA	132,607	1,762,750
*Uni Land SpA	51,835	39,585
Unipol Gruppo Finanziario SpA	2,008,552	1,579,180
Vianini Industria SpA	59,070	110,058
Vianini Lavori SpA	175,180	976,367
*Vincenzo Zucchi SpA	11,754	8,615
Vittoria Assicurazioni SpA	121,346	619,837
Zignago Vetro SpA	11,414	76,087

TOTAL ITALY		178,839,669

NETHERLANDS — (4.9%)
Aalberts Industries NV	355,012	6,511,800
Accell Group NV	36,396	1,873,173
*AFC Ajax NV	18,134	162,494
*AMG Advanced Metallurgical Group NV	51,742	480,637
Amsterdam Commodities NV	58,056	769,648

151

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Arcadis NV	182,658	$4,076,013
#*ASM International NV	196,173	5,010,318
*Atag Group NV	4,630	1,869
Batenburg Beheer NV	10,306	281,139
#*BE Semiconductor Industries NV	38,765	231,032
Beter Bed Holding NV	67,391	1,799,049
BinckBank NV	110,874	1,962,570
Brunel International NV	49,814	1,530,597
Crown Van Gelder NV	18,307	182,491
*Crucell NV	230,971	7,476,179
#*Crucell NV ADR	45,768	1,483,341
*CSM NV	205,019	6,496,219
DOCdata NV	22,463	275,080
*Draka Holding NV	86,217	1,838,493
Exact Holding NV	58,417	1,638,394
Fornix Biosciences NV	29,890	96,523
*Gamma Holding NV	3,628	110,013
Grontmij NV	74,782	1,594,936
*Heijmans NV	14,493	273,503
Hunter Douglas NV	214	10,727
#Imtech NV	249,209	8,372,256
#*InnoConcepts NV	237,971	62,625
#*Kardan NV	43,112	246,293
KAS Bank NV	47,193	825,667
*Kendrion NV	39,829	623,955
Koninklijke Bam Groep NV	786,435	5,326,989
Koninklijke Ten Cate NV	98,297	3,245,180
Koninklijke Vopak NV	15,145	757,696
#*Koninklijke Wessanen NV	175,479	660,726
#*LBi International NV	136,637	275,750
#Macintosh Retail Group NV	45,811	1,044,808
Mediq NV	208,313	3,988,269
Nederlandsche Apparatenfabriek NV	28,810	802,230
Nutreco NV	136,273	9,927,338
*Ordina NV	150,761	657,515
*Punch Graphix NV	49,509	223,213
*Qurius NV	335,655	129,116
#*Roto Smeets Group NV	12,418	237,893
Royal Reesink NV	1,784	177,648
SBM Offshore NV	556,537	11,359,298
Sligro Food Group NV	92,887	3,045,320
*SNS Reaal Groep NV	453,703	2,100,193
*Stern Groep NV	1,258	33,841
Telegraaf Media Groep NV	163,704	3,167,880
*Textielgroep Twenthe NV	1,000	3,480
TKH Group NV	101,503	2,530,344
#*TomTom NV	478,473	4,202,297
Unit 4 NV	74,403	2,231,559
*USG People NV	203,344	3,778,523
#*Wavin NV	119,108	1,646,870

TOTAL NETHERLANDS		117,851,010

NORWAY — (2.9%)
ABG Sundal Collier Holding ASA	200,306	250,622
#*Acta Holding ASA	465,022	227,297
#*Aker ASA	6,773	139,006
*Aktiv Kapital ASA	78,617	581,503
Arendals Fosse Kompani ASA	100	27,808
Atea ASA	222,782	1,884,550
#Austevoll Seafood ASA	83,693	610,676
#*Blom ASA	80,567	50,018

152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Bonheur ASA	50,200	$1,244,872
#*BW Offshore, Ltd. ASA	709,991	1,540,900
#*BWG Homes ASA	66,520	254,330
*Camillo Eitze & Co. ASA	58,200	94,976
Cermaq ASA	222,505	2,829,558
#*Copeinca ASA	54,030	497,372
#*Deep Sea Supply P.L.C.	307,190	574,334
#*Det Norske Oljeselskap ASA	53,277	227,597
#*DNO International ASA	3,050,200	4,800,121
#*Dockwise, Ltd. ASA	17,255	438,928
*DOF ASA	119,493	900,594
#*EDB ErgoGroup ASA	164,034	500,915
#*Eitzen Chemical ASA	527,035	108,385
#Ekornes ASA	109,590	2,842,012
*Electromagnetic GeoServices ASA	208,954	329,385
*Eltek ASA	205,379	94,357
#Farstad Shipping ASA	59,440	1,506,387
Ganger Rolf ASA	54,510	1,276,050
*Golar LNG Energy, Ltd. ASA	2,424	4,346
Golar LNG, Ltd. ASA	16,969	226,007
#Golden Ocean Group, Ltd. ASA	863,548	1,253,745
Grieg Seafood ASA	77,889	227,519
#*Havila Shipping ASA	22,400	216,426
#*Kongsberg Automotive Holding ASA	1,418,094	1,067,440
Kongsberg Gruppen ASA	94,763	1,973,314
*Kverneland ASA	258,080	176,149
#Leroy Seafood Group ASA	27,442	726,758
#Nordic Semiconductor ASA	537,446	1,833,615
#*Norse Energy Corp. ASA	1,425,846	323,607
*Norske Skogindustrier ASA Series A	331,283	676,664
#*Norwegian Air Shuttle ASA	56,541	868,178
*Norwegian Energy Co. ASA	534,763	1,565,322
*Odfjell ASA Series A	92,300	555,980
Olav Thon Eiendomsselskap ASA	12,960	1,737,665
#Opera Software ASA	280,421	1,362,201
#*Panoro Energy ASA	122,537	113,819
*PCI Biotech AS	3,357	21,970
#*Petrolia Drilling ASA	728,610	188,582
#Photocure ASA	33,562	256,224
#*Pronova BioPharma ASA	406,796	681,394
Prosafe ASA	567,470	3,742,396
#*Q-Free ASA	80,000	244,322
Salmar ASA	5,309	52,629
Scana Industrier ASA	299,618	321,402
*Seabird Exploration, Ltd. ASA	106,000	50,882
*Sevan Marine ASA	2,385,768	3,222,249
#*Siem Offshore, Inc. ASA	149,462	238,705
Solstad Offshore ASA	57,000	1,029,381
*Songa Offshore SE	487,407	2,244,972
SpareBanken 1 SMN	221,027	2,001,473
*Subsea 7, Inc. ASA	84,896	1,789,793
#TGS Nopec Geophysical Co. ASA	404,241	7,005,340
Tomra Systems ASA	587,328	3,578,991
#*TTS Marine ASA	41,000	61,121
Veidekke ASA	310,230	2,571,148
Wilh Wilhelmsen Holding ASA	60,550	1,311,187

TOTAL NORWAY		69,355,469

PORTUGAL — (0.9%)
#*Altri SGPS SA	119,537	657,956
#Banco BPI SA	885,923	1,964,107

153

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Banif SGPS SA	422,821	$623,718
*Corticeira Amorim SGPS SA	223,729	329,958
Finibanco Holdings SGPS SA	291,186	786,494
Ibersol SGPS SA	20,401	232,879
#*Impresa SGPS SA	369,303	761,550
#*Investimentos Participacoes e Gestao SA	319,480	191,420
#Mota-Engil SGPS SA	341,524	1,020,697
Novabase SGPS SA	65,729	305,426
*ParaRede SGPS SA	94,525	64,451
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,686,281
Redes Energeticas Nacionais SA	389,775	1,463,190
*Sag Gest—Solucoes Automovel Globais SGPS SA	251,556	265,259
Sociedade de Investimento e Gestao SGPS SA	256,388	3,030,508
*Sonae Capital SGPS SA	13,627	8,778
*Sonae Industria SGPS SA	264,159	815,710
#Sonae SGPS SA	2,142,715	2,541,746
*Sonaecom SGPS SA	453,482	1,025,463
*Sumol + Compal SA	67,967	109,294
Teixeira Duarte SA	734,737	1,012,387
Toyota Caetano Portugal SA	53,308	274,520
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	413,096	2,205,535

TOTAL PORTUGAL		22,377,327

SPAIN — (5.2%)
#Abengoa SA	138,479	3,837,222
Adolfo Dominguez SA	20,351	271,180
Almirall SA	147,491	1,398,468
*Amper SA	88,114	482,195
Antena 3 de Television SA	256,811	2,631,114
*Azkoyen SA	70,532	235,177
#*Banco de Valencia SA	343,509	1,938,891
Banco Guipuzcoano SA	339,914	1,865,203
#Banco Pastor SA	300,653	1,469,689
#Bankinter SA	504,285	3,364,030
*Baron de Ley SA	13,910	863,740
#Bolsas y Mercados Espanoles SA	198,085	5,405,039
Caja de Ahorros del Mediterraneo SA	72,359	739,832
Campofrio Food Group SA	95,179	974,808
#Cementos Portland Valderrivas SA	42,135	865,615
*Cie Automotive SA	20,734	112,272
*Codere SA	46,336	515,415
Compania Vinicola del Norte de Espana SA	16,119	325,015
Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,240,233
#*Corporacion Dermoestetica SA	30,628	82,576
Dinamia SA	14,882	180,674
#Duro Felguera SA	276,209	2,372,345
Ebro Foods SA	312,280	6,867,586
Elecnor SA	198,254	2,758,626
#*Ercros SA	226,105	257,431
#Faes Farma SA	524,403	2,178,970
#Fluidra SA	36,768	131,934
#*Gamesa Corp Tecnologica SA	651,029	4,534,611
#*General de Alquiler de Maquinaria SA	32,241	87,053
#*Gestevision Telec, Inc. SA	328,012	4,185,699
#Grifols SA	354,910	5,753,292
Grupo Catalana Occidente SA	162,080	3,381,219
*Grupo Empresarial Ence SA	528,684	1,926,877
#*Grupo Ezentis SA	867,482	702,852
*Grupo Tavex SA	244,131	160,841
*Iberia Lineas Aereas de Espana SA	1,381,661	6,069,228
Iberpapel Gestion SA	25,850	497,649

154

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Indra Sistemas SA	308,241	$6,039,885
Inmobiliaria del Sur SA	2,902	58,466
#*Jazztel P.L.C.	686,205	3,154,846
*La Seda de Barcelona SA	10,928,289	1,064,521
Laboratorios Farmaceuticos Rovi SA	18,975	142,605
Miquel y Costas & Miquel SA	26,111	744,702
#*Natra SA	109,456	318,968
*Natraceutical SA	645,689	342,588
#*NH Hoteles SA	421,083	2,211,091
*Nicolas Correa SA	26,994	53,485
*NYESA Valores Corp SA	6,960	19,984
#Obrascon Huarte Lain SA	134,539	4,405,726
#*Papeles y Cartones de Europa SA	209,482	1,123,392
#Pescanova SA	36,768	1,199,474
#Prim SA	39,424	317,399
#*Promotora de Informaciones SA	303,496	784,994
Prosegur Cia de Seguridad SA	87,574	5,242,523
*Realia Business SA	177,306	373,825
*Renta Corp Real Estate SA	20,828	49,743
#*Reyal Urbis SA.	24,393	54,659
#*Sacyr Vallehermoso SA	38,212	250,941
*Service Point Solutions SA	553,372	416,512
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	352,774
#Sol Melia SA	206,682	2,061,799
Solaria Energia y Medio Ambiente SA	59,008	128,806
#*SOS Corp Alimentaria SA	294,272	647,442
#Tecnicas Reunidas SA	77,864	4,843,975
#Telecomunicaciones y Energia SA	146,125	518,523
#*Tubacex SA	427,191	1,501,225
*Tubos Reunidos SA	416,951	1,116,415
Unipapel SA	47,385	725,513
#*Vertice Trescientos Sesenta Grados SA	57,183	17,056
Vidrala SA	64,706	1,906,255
Viscofan SA	183,430	6,390,899
#*Vocento SA	196,477	1,010,799
*Vueling Airlines SA	7,307	102,352
#*Zeltia SA	637,268	2,855,189

TOTAL SPAIN		126,213,952

SWEDEN — (6.3%)
Aarhuskarlshamn AB	70,114	1,651,679
#Acando AB	160,086	274,379
#*Active Biotech AB	104,812	1,823,788
#Addtech AB Series B	59,000	1,381,730
AF AB	94,400	1,644,219
#*Anoto Group AB	43,594	25,144
Aros Quality Group AB	41,400	329,252
Atrium Ljungberg AB Series B	15,200	180,986
Avanza Bank Holding AB	49,711	1,635,660
Axfood AB	89,350	3,134,659
#Axis Communications AB	174,894	2,751,145
B&B Tools AB	77,850	1,177,524
#*BE Group AB	124,598	755,802
Beiger Electronics AB	14,700	377,879
Beijer Alma AB	57,200	1,180,632
*Bergs Timber AB Series B	17,000	62,271
*Betsson AB	75,474	1,167,898
Bilia AB Series A	113,425	2,021,797
Billerud AB	326,600	2,628,508
*BioGaia AB Series B	38,000	523,352
*BioInvent International AB	110,696	431,783

155

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Biotage AB	141,240	$149,078
#Bjoern Borg AB	45,200	412,043
Bong Ljungdahl AB	24,800	104,126
*Boras Waefveri AB Series B	6,564	1,306
*Bure Equity AB	236,901	1,156,187
#Cantena AB	56,762	1,187,800
Cardo AB	61,615	2,377,419
Castellum AB	408,700	5,354,847
#Clas Ohlson AB Series B	87,068	1,494,346
*Cloetta AB	55,296	320,180
Concordia Maritime AB Series B	70,300	203,466
*Connecta AB	3,210	36,804
Consilium AB Series B	16,994	61,189
*CyberCom Group AB	3,506	12,239
#*Diamyd Medical AB	45,279	906,162
*DORO AB	26,023	98,138
Duni AB	54,964	523,881
*East Capital Explorer AB	51,309	568,315
#Elekta AB Series B	302,500	11,441,870
Enea AB	56,200	392,431
#*Eniro AB	275,520	178,660
#Fabege AB	391,400	4,094,341
Fagerhult AB	16,800	353,909
Fenix Outdoor AB	1,090	26,815
G & L Beijer AB Series B	27,400	950,400
*Gunnebo AB	120,231	773,569
#Hakon Invest AB	129,449	2,377,665
*Haldex AB	81,125	971,046
Heba Fastighets AB Series B	43,500	427,006
#Hexagon AB	8,630	175,606
Hexpol AB	32,737	656,154
*HIQ International AB	123,289	642,508
*HMS Networks AB	2,195	34,176
Hoganas AB Series B	85,800	3,021,022
Holmen AB	77,242	2,452,007
#HQ AB	19,037	20,225
*Industrial & Financial Systems AB Series B	50,260	714,919
Indutrade AB	18,804	563,225
Intrum Justitia AB	188,754	2,603,154
JM AB	267,473	5,806,257
#KappAhl AB	160,543	1,441,957
#*Karo Bio AB	324,071	201,419
Klovern AB	294,976	1,337,532
#KNOW IT AB	26,153	256,354
Kungsleden AB	412,300	3,267,928
Lagercrantz Group AB Series B	64,300	406,846
Lammhults Design Group AB	19,547	121,560
*LBi International NV	12,288	24,872
Lennart Wallenstam Byggnads AB Series B	120,400	3,067,261
*Lindab International AB	63,558	903,475
*Loomis AB	163,057	2,043,690
*Lundin Petroleum AB	699,240	6,622,573
Meda AB Series A	581,240	4,779,855
*Medivir AB	57,404	1,065,042
Mekonomen AB	47,480	1,497,855
*Micronic Mydata AB	62,658	114,428
*Midelfart Sonesson AB Series B	1,733	3,636
#Munters AB	181,900	2,091,237
NCC AB Series B	230,705	4,922,623
*Net Entertainment NE AB	8,935	97,277
#*Net Insight AB	1,012,579	601,059

156

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
New Wave Group AB Series B	92,632	$595,628
NIBE Industrier AB	192,620	2,372,474
Niscayah Group AB	471,315	812,632
#*Nobia AB	423,989	3,305,707
Nolato AB Series B	66,440	849,121
*Nordnet AB	105,236	366,423
OEM International AB Series B	44,400	335,404
#*Opcon AB	11,134	31,579
#*ORC Software AB	58,850	988,454
#*Orexo AB	45,227	286,502
*PA Resources AB	705,123	564,535
#*Partnertech AB	28,800	103,022
#Peab AB Series B	447,174	3,564,183
Poolia AB Series B	33,150	173,906
*Pricer AB	1,711,500	197,262
ProAct IT Group AB	29,000	438,704
*Proffice AB	215,400	834,562
*Profilgruppen AB	13,582	106,868
#Q-Med AB	154,800	1,274,737
RaySearch Laboratories AB	45,598	259,018
*Rederi AB Transatlantic	93,000	371,253
*Rezidor Hotel Group AB	213,587	1,229,720
*rnb Retail & Brands AB	250,484	286,989
Saab AB	86,569	1,354,470
#*SAS AB	258,449	981,539
*Scribona AB Series B	226,140	385,797
#*Seco Tools AB	58,163	855,243
*Sectra AB	15,998	74,007
#*Semcon AB	39,900	173,546
Sigma AB Series B	25,800	20,870
#*Sintercast AB	11,800	90,568
Skistar AB	92,100	1,834,214
*Studsvik AB	21,900	224,060
Sweco AB	183,300	1,565,035
#*Swedish Orphan Biovitrum AB	314,444	1,889,298
#*TradeDoubler AB	28,124	133,583
Trelleborg AB Series B	878,565	8,280,093
Uniflex AB Series B	3,630	91,862
VBG AB Series B	1,084	16,689
Vitrolife AB	41,500	215,243
Wihlborgs Fastigheter AB	63,858	1,796,195

TOTAL SWEDEN		153,004,052

SWITZERLAND — (13.0%)
Acino Holding AG	8,398	745,401
*Addex Pharmaceuticals, Ltd.	1,491	16,472
Advanced Digital Broadcast Holdings SA	730	20,726
*Affichage Holding SA	5,703	793,136
*AFG Arbonia-Forster Holding AG	32,169	768,980
Allreal Holding AG	27,146	3,743,175
Also Holding AG	16,195	904,500
Aryzta AG	289,080	12,810,535
*Ascom Holding AG	160,822	2,133,741
#Bachem Holdings AG	24,136	1,374,552
Bank Coop AG	31,292	2,147,303
Bank Sarasin & Cie AG Series B	175,095	6,407,423
Banque Cantonale de Geneve SA	4,021	882,200
Banque Cantonale du Jura SA	4,500	273,945
#Banque Cantonale Vaudoise AG	8,999	4,374,159
Banque Privee Edmond de Rothschild SA	157	3,780,074
Barry Callebaut AG	5,651	4,555,417

157

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Basellandschaftliche Kantonalbank AG	582	$745,198
*Basilea Pharmaceutica AG	6,293	441,456
Basler Kantonalbank AG	3,114	449,937
Belimo Holdings AG	1,830	3,152,432
Bell Holding AG	47	77,038
Bellevue Group AG	26,737	819,484
Berner Kantonalbank AG	23,122	5,615,550
BKW FMB Energie AG	13,618	928,031
*Bobst Group AG	35,619	1,594,823
Bossard Holding AG	8,386	893,918
Bucher Industries AG	31,723	4,871,912
Burckhardt Compression Holding AG	5,193	1,235,857
Calida Holding AG	396	205,226
Carlo Gavazzi Holding AG	1,065	184,098
Centralschweizerische Kraftwerke AG	133	44,576
Cham Paper Holding AG	490	104,436
*Charles Voegele Holding AG	29,686	1,570,086
*Cicor Technologies, Ltd.	489	17,106
*Cie Financiere Tradition SA	5,758	631,688
*Clariant AG	877,755	14,844,717
Coltene Holding AG	12,876	725,144
Conzzeta AG	1,348	2,463,949
*Cytos Biotechnology AG	3,034	43,758
Daetwyler Holding AG	26,077	1,935,043
Datacolor AG	458	155,902
*Dufry AG	54,547	6,347,199
Edipresse SA	1,527	414,317
#EFG International AG	155,388	1,912,439
#EGL AG	3,062	2,093,017
*ELMA Electronic AG	472	205,401
Emmi AG	13,244	2,204,955
EMS-Chemie Holding AG	26,344	4,096,153
Energiedienst Holding AG	71,249	3,685,594
*Feintol International Holding AG	1,601	536,642
Flughafen Zuerich AG	13,157	4,850,728
Forbo Holding AG	6,003	3,233,262
#Galenica Holding AG	17,786	8,595,752
*GAM Holding AG	664,563	10,499,380
*George Fisher AG	14,433	6,184,801
Gurit Holding AG	1,288	703,189
Helvetia Holding AG	16,812	5,921,704
Implenia AG	48,298	1,450,928
*Interroll-Holding AG	2,404	831,840
Intershop Holding AG	3,345	1,017,281
Kaba Holding AG	11,299	3,789,509
*Kardex AG	17,464	492,322
*Komax Holding AG	9,262	860,714
Kudelski SA	107,664	2,753,742
Kuoni Reisen Holding AG	12,526	5,372,434
*LEM Holding SA	3,546	1,562,190
Liechtensteinische Landesbank AG	3,094	209,857
#*LifeWatch AG	55,532	593,249
#*Logitech International SA	590,988	11,204,264
*Lonza Group AG	22,188	1,942,398
Luzerner Kantonalbank AG	17,399	5,536,312
Metall Zug AG	211	663,860
*Meyer Burger Technology AG	111,976	3,560,463
*Micronas Semiconductor Holding AG	95,471	854,436
Mobilezone Holding AG	112,258	1,196,170
Mobimo Holding AG	6,827	1,308,343
Nobel Biocare Holding AG	439,153	7,260,518

158

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*OC Oerlikon Corp. AG	288,012	$1,505,969
Orascom Development Holding AG	2,311	140,274
Orell Fuessli Holding AG	4,930	717,139
*Panalpina Welttransport Holding AG	41,551	5,190,280
*Parco Industriale e Immobiliare SA	600	2,134
Partners Group Holding AG	25,837	4,726,679
Petroplus Holdings AG	276,230	3,263,087
Phoenix Mecano AG	2,953	1,919,809
PSP Swiss Property AG	141,111	10,844,983
*PubliGroupe SA	891	87,501
#*Rieters Holdings AG	15,236	4,411,226
#Romande Energie Holding SA	2,714	4,231,677
*Schaffner Holding AG	1,830	405,914
#*Schmolz + Bickenbach AG	5,152	95,518
#Schulthess Group AG	14,148	538,033
Schweiter Technologies AG	4,006	2,720,018
Schweizerische National-Versicherungs-Gesellschaft AG	40,290	1,305,891
*Siegfried Holding AG	8,312	801,716
Sika AG	2,097	4,158,171
Societa Elettrica Sopracenerina SA	2,340	555,481
#St. Galler Kantonalbank AG	9,259	4,357,585
Straumann Holding AG	14,121	2,956,235
Sulzer AG	76,216	9,279,827
Swiss Life Holding AG	66,645	8,155,630
Swisslog Holding AG	775,803	693,197
*Swissmetal Holding AG	13,504	105,417
Swissquote Group Holding SA	40,025	1,894,367
Tamedia AG	14,878	1,600,435
Tecan Group AG	39,557	2,753,269
#*Temenos Group AG	198,827	6,664,445
*Tornos SA	38,028	437,004
*U-Blox AG	728	39,196
Valartis Group AG	936	22,714
#Valiant Holding AG	45,484	7,107,562
Valora Holding AG	11,488	3,034,250
Vaudoise Assurances Holding SA	3,163	734,889
#Verwaltungs und Privat-Bank AG	5,142	558,347
Villars Holding SA	150	80,407
#Von Roll Holding AG	82,018	434,836
#Vontobel Holdings AG	102,548	3,539,837
VZ Holding AG	266	28,245
Walliser Kantonalbank AG	1,416	997,072
Winterthur Technologie AG	515	26,095
WMH Walter Meier Holding AG	4,738	832,737
#Ypsomed Holdings AG	5,531	306,363
Zehnder Group AG	764	1,560,211
#*Zueblin Immobilien Holding AG	76,620	288,033
Zuger Kantonalbank AG	611	3,141,385

TOTAL SWITZERLAND		312,679,557

TOTAL COMMON STOCKS		2,064,626,190

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	48,671	2,777

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	122,951	—
*Deceuninck NV STRIP VVPR	247,412	1,033
*RealDolmen NV STRIP VVPR	6,067	17
*SAPEC SA STRIP VVPR	75	84

159

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Zenitel NV STRIP VVPR	8,654	$24

TOTAL BELGIUM		1,158

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	3,051
*KME Group SpA Warrants 12/30/11	197,550	6,076
*Tiscali SpA Warrants 12/15/14	3,437,478	11,961

TOTAL ITALY		21,088

TOTAL RIGHTS/WARRANTS		25,023

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $8,480,000 FNMA 5.50%, 12/01/38, valued at $4,364,113) to be repurchased at $4,298,068	$4,298	4,298,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@DFA Short Term Investment Fund	339,465,423	339,465,423
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $5,121,648)## to be repurchased at $5,021,316	$5,021	5,021,224

TOTAL SECURITIES LENDING COLLATERAL		344,486,647

TOTAL INVESTMENTS — (100.0%) (Cost $2,089,127,748)		$2,413,435,860

160

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (79.4%)
Consumer Discretionary — (8.3%)
*AlarmForce Industries, Inc.	4,310	$31,694
Astral Media, Inc. Class A	186,347	7,472,882
*Azure Dynamics Corp.	439,923	125,088
#*Ballard Power Systems, Inc.	376,152	674,927
BMTC Group, Inc.	10,443	239,701
#*Coastal Contacts, Inc.	204,045	314,100
Cogeco Cable, Inc.	62,961	2,407,568
*Cogeco, Inc.	1,001	32,781
Corus Entertainment, Inc. Class B	278,300	6,008,595
*Dollarama, Inc.	26,800	706,328
Dorel Industries, Inc. Class B	107,500	3,623,738
easyhome, Ltd.	3,600	32,297
Forzani Group, Ltd. Class A	130,900	1,958,559
*Glacier Media, Inc.	137,300	316,359
Glentel, Inc.	22,000	485,342
#*Great Canadian Gaming Corp.	286,100	2,263,778
#Groupe Aeroplan, Inc.	593,776	7,219,161
#*Imax Corp.	270,137	5,861,488
Indigo Books & Music, Inc.	100	1,501
#Le Chateau, Inc. Class A	79,200	970,683
Leon’s Furniture, Ltd.	133,912	1,798,798
Linamar Corp.	179,780	3,960,836
#*Martinrea International, Inc.	240,610	2,028,871
#MDC Partners, Inc.	71,000	987,832
#*MEGA Brands, Inc.	470,100	267,338
#Quebecor, Inc. Class B	159,493	5,753,258
Reitmans Canada, Ltd.	7,468	133,778
Reitmans Canada, Ltd. Class A	193,400	3,712,886
*RONA, Inc.	442,375	5,638,666
Sears Canada, Inc.	10,108	193,260
#Torstar Corp. Class B	204,377	2,581,014
TVA Group, Inc. Class B	7,000	87,577
Uni-Select, Inc.	56,056	1,461,446

Total Consumer Discretionary		69,352,130

Consumer Staples — (2.0%)
#Alliance Grain Traders, Inc.	38,780	1,203,439
*Atrium Innovations, Inc.	145,836	2,123,409
#*BioExx Specialty Proteins, Ltd.	186,617	466,588
Canada Bread Co., Ltd.	14,021	603,512
#*Coolbrands International, Inc.	10,430	41,826
Corby Distilleries, Ltd.	60,932	955,890
*Cott Corp.	486,800	4,004,561
*GLG Life Tech Corp.	20,670	179,360
#Jean Coutu Group (PJC), Inc. Class A (The)	286,261	2,573,795
Maple Leaf Foods, Inc.	254,000	3,080,675
Premium Brands Holdings Corp.	33,805	472,322
*SunOpta, Inc.	187,529	1,230,090
*Sun-Rype Products, Ltd.	100	858

Total Consumer Staples		16,936,325

Energy — (14.2%)
*Advantage Oil & Gas, Ltd.	558,431	3,460,422
Akita Drilling, Ltd.	42,000	366,507
*AltaGas, Ltd.	5,683	113,504
*Alter Nrg Corp.	14,390	28,218
*Anderson Energy, Ltd.	482,579	515,748
*Angle Energy, Inc.	182,566	1,364,009

161

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
#*Antrim Energy, Inc.	487,500	$511,447
*Arsenal Energy, Inc.	388,950	331,784
#*Bankers Petroleum, Ltd.	759,182	5,322,239
*Bellatrix Exploration, Ltd.	273,540	984,304
#*Birchcliff Energy, Ltd.	336,400	2,816,802
#*BlackPearl Resources, Inc.	872,869	3,680,103
#Bonterra Energy Corp.	14,002	594,869
Calfrac Well Services, Ltd.	107,264	2,696,587
*Calmena Energy Services, Inc.	79,771	51,622
*Calvalley Petroleum, Inc.	302,339	1,191,688
#Canadian Energy Services & Technology Corp.	33,361	676,117
*Canyon Services Group, Inc.	58,402	475,279
*CE Franklin, Ltd.	20,400	137,213
*Celtic Exploration, Ltd.	245,200	2,952,305
*Cequence Energy, Ltd.	35,096	61,252
*Chinook Energy, Inc.	92,783	161,931
*CIC Energy Corp.	31,465	183,564
*Cinch Energy Corp.	131,081	154,228
*Compton Petroleum Corp.	779,146	378,152
*Connacher Oil & Gas, Ltd.	1,371,226	1,559,586
*Corridor Resources, Inc.	348,780	2,294,650
*Crew Energy, Inc.	268,096	5,183,698
*Crocotta Energy, Inc.	49,690	72,106
#Daylight Energy, Ltd.	131,299	1,278,360
*Delphi Energy Corp.	326,516	662,700
#*Denison Mines Corp.	942,269	1,977,111
Ensign Energy Services, Inc.	316,120	3,923,992
*Epsilon Energy, Ltd.	180,811	443,208
*Essential Energy Services, Ltd.	76,570	123,875
*Fairborne Energy, Ltd.	271,329	1,074,781
*Flint Energy Services, Ltd.	139,000	2,171,066
#*Galleon Energy, Inc. Class A	279,437	1,068,540
*Geomark Exploration, Ltd.	82,540	84,167
#*Ivanhoe Energy, Inc.	874,385	2,263,336
*Legacy Oil + Gas, Inc.	320,311	3,856,671
*Mega Uranium, Ltd.	717,094	548,420
#*MGM Energy Corp.	14,000	2,677
*Midway Energy, Ltd.	187,768	677,504
#Mullen Group, Ltd.	210,105	3,151,884
#*North American Energy Partners, Inc.	31,226	270,958
Nuvista Energy, Ltd.	293,825	2,659,089
*Open Range Energy Corp.	71,142	89,285
*OPTI Canada, Inc.	926,355	635,796
#*Orleans Energy, Ltd.	180,380	362,564
#*Pace Oil & Gas, Ltd.	106,734	775,467
*Paramount Resources, Ltd. Class A	127,639	2,561,791
Pason Systems, Inc.	222,900	2,605,126
*Perpetual Energy, Inc.	197,793	831,976
*Petrolifera Petroleum, Ltd.	195,038	128,126
#Petrominerales, Ltd.	93,623	2,398,636
*Precision Drilling Corp.	158,549	1,243,643
#Progress Energy Resources Corp.	387,604	4,115,846
*ProspEx Resources, Ltd.	87,537	108,145
*Pulse Seismic, Inc.	156,524	219,462
#*Questerre Energy Corp.	700,260	1,187,812
*Ram Power Corp.	10,723	22,815
*Rock Energy, Inc.	93,933	406,162
Savanna Energy Services Corp.	260,300	1,493,043
ShawCor, Ltd.	209,500	6,445,838
*SilverBirch Energy Corp.	165,119	1,052,332
*Sonde Resources Corp.	400	1,275

162

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
#*SouthGobi Resources, Ltd.	64,923	$696,399
*Strateco Resources, Inc.	143,143	89,824
*Terra Energy Corp.	86,885	97,968
Total Energy Services, Inc.	89,596	807,322
*Transglobe Energy Corp.	216,240	2,266,502
Trican Well Service, Ltd.	494,693	8,575,519
#Trilogy Energy Corp.	172,810	1,779,101
#Trinidad Drilling, Ltd.	405,500	2,027,699
#*Twin Butte Energy, Ltd.	280,026	444,791
#*UEX Corp.	608,088	882,410
#*Uranium One, Inc.	1,819,900	7,440,909
*Ur-Energy, Inc.	197,407	274,848
*Vero Energy, Inc.	189,256	1,174,616
*Winstar Resources, Ltd.	13,680	43,592
*Xtreme Coil Drilling Corp.	86,700	327,282
*ZCL Composite, Inc.	90,700	262,344

Total Energy		118,434,539

Financials — (5.4%)
AGF Management, Ltd. Class B	330,879	5,375,689
Canaccord Capital, Inc.	270,153	2,799,801
#Canadian Western Bank	226,200	5,624,504
Clairvest Group, Inc.	1,900	25,056
DundeeWealth, Inc.	189,580	3,067,036
*EGI Financial Holdings, Inc.	14,650	116,350
E-L Financial Corp., Ltd.	68	26,671
Equitable Group, Inc.	49,361	1,133,962
*Fiera Sceptre, Inc.	36,300	265,870
*FirstService Corp.	107,679	2,745,028
*Genesis Land Development Corp.	68,751	209,644
Gluskin Shef & Associates, Inc.	40,000	772,625
GMP Capital, Inc.	101,759	1,147,395
Guardian Capital Group, Ltd.	1,532	12,543
#Home Capital Group, Inc.	113,700	5,354,457
Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,418,810
#*Kingsway Financial Services, Inc.	244,847	360,104
Laurentian Bank of Canada	92,400	4,008,922
*Pacific and Western Credit Corp.	9,000	26,473
Parkbridge Lifestyles Communities, Inc.	92,400	658,641
#*Quest Capital Corp.	743,003	1,347,736
Rentcash, Inc.	33,670	518,965
Sprott, Inc.	17,292	95,793
#TMX Group, Inc.	194,874	6,481,151
*Westaim Corp.	145,481	71,321
Western Financial Group, Inc.	200,315	491,016

Total Financials		45,155,563

Health Care — (3.6%)
#*AEterna Zentaris, Inc.	175,100	219,755
*Angiotech Pharmaceuticals, Inc.	61,300	30,052
#*Burcon NutraScience Corp.	47,403	503,358
*Cangene Corp.	163,800	513,933
*Cardiome Pharma Corp.	298,200	1,517,461
#*Helix BioPharma Corp.	13,153	32,757
*Imris, Inc.	18,865	95,259
#*Labopharm, Inc.	282,600	296,482
#*MDS, Inc.	464,108	5,196,699
*Noveko International, Inc.	9,300	5,745
*Nuvo Research, Inc.	410,600	66,427
#*Oncolytics Biotech, Inc.	128,727	586,901
#*Paladin Labs, Inc.	47,500	1,302,652

163

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
*Patheon, Inc.	3,100	$7,295
*ProMetic Life Sciences, Inc.	861,300	101,339
*QLT, Inc.	226,048	1,274,415
#*Resverlogix Corp.	95,720	506,803
*SXC Health Solutions Corp.	184,318	7,196,336
*Tekmira Pharmaceuticals Corp.	24,367	28,909
#*Theratechnologies, Inc.	288,200	1,404,406
*Transition Therapeutics, Inc.	74,633	218,799
*TSO3, Inc.	121,152	166,303
#Valeant Pharmaceuticals International, Inc.	302,138	8,359,971
#*YM Biosciences, Inc.	156,270	317,167

Total Health Care		29,949,224

Industrials — (7.6%)
Aecon Group, Inc.	204,400	2,432,999
#AG Growth International, Inc.	24,729	1,003,805
#*Air Canada	19,800	73,384
#*Alexco Resource Corp.	145,550	904,782
Algoma Central Corp.	100	8,854
*ATS Automation Tooling System, Inc.	304,017	2,143,232
#Black Diamond Group, Ltd.	39,009	706,821
#CAE, Inc.	358,590	4,022,227
#*Churchill Corp. (The) Class A	66,413	1,306,902
#*Clarke, Inc.	98,238	379,506
#Contrans Group, Inc.	69,009	592,047
#*Electrovaya, Inc.	190,525	569,763
Exco Technologies, Ltd.	9,700	33,288
*Garda World Security Corp.	106,440	895,436
#*GLV, Inc.	35,863	248,604
*Heroux-Devtek, Inc.	85,400	500,728
*Horizon North Logistics, Inc.	26,145	61,267
*Hydrogenics Corp.	6,615	25,814
IESI-BFC, Ltd.	293,935	6,879,330
Marsulex, Inc.	54,617	612,627
Newalta Corp.	146,218	1,323,259
Richelieu Hardware, Ltd.	59,273	1,711,530
#Ritchie Brothers Auctioneers, Inc.	158,300	3,363,429
Rocky Mountain Dealerships, Inc.	17,451	159,983
Russel Metals, Inc.	229,900	4,526,318
*Stantec, Inc.	159,195	4,400,144
#Student Transportation, Inc.	162,674	934,670
#Superior Plus Corp.	367,830	4,381,934
Toromont Industries, Ltd.	262,959	7,495,066
Transcontinental, Inc. Class A.	256,564	3,851,353
TransForce, Inc.	295,297	3,497,586
*Vector Aerospace Corp.	92,184	629,986
WaterFurnace Renewable Energy, Inc.	22,008	571,617
*Westjet Airlines, Ltd.	1,420	17,501
#*Westport Innovations, Inc.	189,501	3,444,797

Total Industrials		63,710,589

Information Technology — (4.5%)
*5N Plus, Inc.	106,838	707,085
Aastra Technologies, Ltd.	21,627	451,667
#*Absolute Software Corp.	159,900	620,849
*AXIA NetMedia Corp.	182,767	261,633
*Bridgewater Systems Corp.	63,029	543,833
Calian Technologies, Ltd.	10,929	203,492
*Celestica, Inc.	797,607	6,717,761
#*COM DEV International, Ltd.	235,300	489,103
Computer Modelling Group, Ltd.	44,284	842,781

164

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Constellation Software, Inc.	22,677	$989,659
*Cyberplex, Inc.	8,444	3,891
Dalsa Corp.	59,800	673,109
*Descartes Systems Group, Inc. (The)	154,000	972,409
*DragonWave, Inc.	24,500	200,343
Enghouse Systems, Ltd.	27,550	236,359
Evertz Technologies, Ltd.	123,177	1,939,624
*EXFO, Inc.	39,040	231,201
Gennum Corp.	112,000	789,568
*Hemisphere GPS, Inc.	161,501	144,098
*MacDonald Dettweiler & Associates, Ltd.	143,020	7,125,058
*March Networks Corp.	29	122
*Miranda Technologies, Inc.	84,301	379,392
MKS, Inc.	11,460	137,871
Mosaid Technologies, Inc.	35,600	947,681
#*Open Text Corp.	135,242	5,983,056
*Points International, Ltd.	372,081	291,857
*Redknee Solutions, Inc.	122,828	168,604
*Ruggedcom, Inc.	25,966	380,363
*Sandvine Corp.	337,170	707,465
*Sierra Wireless, Inc.	127,100	1,540,304
*Softchoice Corp.	600	5,236
#*Tranzeo Wireless Technologies, Inc.	21,440	10,090
*Vecima Network, Inc.	39,308	146,841
*Webtech Wireless, Inc.	243,004	88,157
Wi-Lan, Inc.	334,144	1,585,702
#*Zarlink Semiconductor, Inc.	326,156	661,970

Total Information Technology		37,178,234

Materials — (32.8%)
*Ainsworth Lumber Co., Ltd.	205,932	468,440
#Alamos Gold, Inc.	396,920	6,145,080
#*Almaden Minerals, Ltd.	108,300	313,251
*Altius Minerals Corp.	112,600	1,162,543
*Amerigo Resources, Ltd.	472,500	421,585
#*Anatolia Minerals Development, Ltd.	359,258	2,655,952
#*Anvil Mining, Ltd.	349,330	1,606,391
*Atna Resource, Ltd.	126,947	85,884
*AuEx Ventures, Inc.	69,020	420,251
#*Augusta Resource Corp.	308,545	1,222,200
#*Aura Minerals, Inc.	434,269	1,886,275
*Aurizon Mines, Ltd.	574,680	3,842,845
#*Avalon Rare Metals, Inc.	218,496	974,759
#*B2Gold Corp.	723,831	1,618,134
*Baffinland Iron Mines Corp.	740,086	682,107
#*Baja Mining Corp.	165,829	188,608
#*Breakwater Resources, Ltd.	137,833	770,319
#*Brigus Gold Corp.	101,229	159,799
Canam Group, Inc. Class A	158,700	1,254,164
*Canfor Corp.	349,055	3,295,813
*Capstone Mining Corp.	656,169	2,303,250
*Cardero Resource Corp.	185,860	225,970
#*Carpathian Gold, Inc.	188,000	101,382
Cascades, Inc.	265,176	1,747,213
#*Catalyst Paper Corp.	1,675,887	353,285
CCL Industries, Inc. Class B	95,640	2,803,840
#*China Gold International Resources Corp., Ltd.	465,500	2,291,215
*Claude Resources, Inc.	934,700	1,493,834
*Colossus Minerals, Inc.	260,366	2,118,872
#*Consolidated Thompson Iron Mines, Ltd.	656,633	6,360,951
*Copper Mountain Mining Corp.	248,915	1,200,767

165

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Corvus Gold, Inc.	82,916	$79,672
*Crew Gold Corp.	1,930	8,894
#*Crystallex International Corp.	1,355,025	471,648
*Detour Gold Corp.	237,256	6,929,950
*Duluth Metals, Ltd.	276,376	758,754
#*Dundee Precious Metals, Inc.	316,452	1,877,179
#*Dynasty Metals & Mining, Inc.	70,733	267,009
#*Eastern Platinum, Ltd.	2,845,360	5,189,106
*Eastmain Resources, Inc.	241,317	380,940
#*ECU Silver Mining, Inc.	980,737	721,201
#*Endeavour Silver Corp.	171,999	833,096
*Entree Gold, Inc.	286,898	742,632
#*Equinox Minerals, Ltd.	1,652,990	8,978,885
#*Euro Goldfields, Ltd.	494,960	6,687,468
*Excellon Resources, Inc.	640,200	520,998
*Exeter Resource Corp.	74,037	428,295
*Far West Mining, Ltd.	157,285	848,189
*Farallon Mining, Ltd.	1,319,100	737,216
#*First Majestic Silver Corp.	265,983	2,039,403
#*First Uranium Corp.	51,430	39,837
#*Formation Capital Corp.	20,100	28,576
#*Forsys Metals Corp.	199,402	389,068
*Fortress Paper, Ltd.	31,288	1,422,823
*Fortuna Silver Mines, Inc.	342,168	1,281,578
#*Fortune Minerals, Ltd.	9,000	7,060
#*Fronteer Gold, Inc.	344,600	2,740,176
*Gammon Gold, Inc.	411,890	2,814,858
*Globestar Mining Corp.	296,306	479,366
*Gold Wheaton Gold Corp.	41,632	140,420
#*Golden Star Resources, Ltd.	870,710	4,567,407
#*Grande Cache Coal Corp.	310,814	2,133,246
#*Great Basin Gold, Ltd.	1,082,630	3,035,907
#*Great Panther Silver, Ltd.	297,898	353,423
#*Greystar Resources, Ltd.	194,145	820,438
*Guyana Goldfields, Inc.	230,342	2,500,133
*Hanfeng Evergreen, Inc.	142,791	957,634
*Harry Winston Diamond Corp.	226,443	2,892,982
*High River Gold Mines, Ltd.	110,866	143,488
#HudBay Minerals, Inc.	498,098	7,862,906
*Imperial Metals Corp.	78,090	1,898,845
#*Inter-Citic Minerals, Inc.	283,484	478,079
#*International Forest Products, Ltd. Class A	166,200	811,527
#*International Tower Hill Mines, Ltd.	165,832	1,238,984
*Intertape Polymer Group, Inc.	141,352	146,910
*Ivernia, Inc.	58,343	24,312
#*Jaguar Mining, Inc.	260,326	1,687,180
*Katanga Mining, Ltd.	891,700	1,276,480
*Keegan Resources, Inc.	123,583	965,738
*Kimber Resources, Inc.	21,200	19,955
#*Kirkland Lake Gold, Inc.	187,280	2,067,627
*La Mancha Resources, Inc.	354,999	929,353
*Labrador Iron Mines Holdings, Ltd.	123,133	736,456
#*Lake Shore Gold Corp.	981,331	3,329,155
*Laramide Resources, Ltd.	184,500	354,564
*Lundin Mining Corp.	1,147,100	7,265,679
*MAG Silver Corp.	134,396	1,118,759
*MagIndustries Corp.	241,665	78,193
Major Drilling Group International, Inc.	101,500	3,474,228
#*MDN, Inc.	242,980	115,546
#*Mercator Minerals, Ltd.	501,221	1,567,698
Methanex Corp.	359,200	10,002,236

166

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Migao Corp.	160,400	$1,140,210
*Minco Base Metals Corp.	2,780	—
*Minco Silver Corp.	114,524	435,683
#*Minefinders Corp.	207,877	1,826,236
#*Minera Andes, Inc.	654,544	1,264,292
#*Nautilus Minerals, Inc.	89,354	167,336
*Neo Material Technologies, Inc.	384,000	2,228,924
*Nevada Copper Corp.	144,891	595,248
*New Gold, Inc.	908,957	6,728,724
*NGEx Resources, Inc.	2,000	1,902
#*Norbord, Inc.	70,210	801,299
*Norsemont Mining, Inc.	135,739	397,941
#*North American Palladium, Ltd.	343,990	1,602,071
#*Northern Dynasty Minerals, Ltd.	189,998	1,713,875
#*Northgate Minerals Corp.	987,071	2,796,975
*Northland Resources SA	8,583	22,301
#*Novagold Resources, Inc.	499,855	5,606,767
#*OceanaGold Corp.	10,571	35,240
#*Oromin Explorations, Ltd.	103,312	131,685
*Orvana Minerals Corp.	289,052	756,710
#Pan Amer Silver Corp.	220,900	7,067,327
#*Peregrine Diamonds, Ltd.	240,972	614,303
#*Petaquilla Minerals, Ltd.	52,550	42,765
*Phoscan Chemical Corp.	336,451	146,799
#*Platinum Group Metals, Ltd.	241,887	479,078
*Platmin, Ltd.	108,562	117,088
*Polaris Miner Corp.	45,838	49,887
#*PolyMet Mining Corp.	423,377	776,267
#*Potash One, Inc.	226,260	811,954
#*Quadra FNX Mining, Ltd.	543,917	7,679,581
*Queenston Mining, Inc.	188,369	978,876
*Richmont Mines, Inc.	75,011	353,763
#*Rubicon Minerals Corp.	508,405	1,879,289
*Sabina Gold & Silver Corp.	233,672	1,028,716
*Scorpio Mining Corp.	482,668	411,728
#*Seabridge Gold, Inc.	121,852	3,310,637
#*SEMAFO, Inc.	867,985	10,416,841
Sherritt International Corp.	888,402	6,907,567
*Shore Gold, Inc.	837,013	582,684
#*Silver Standard Resources, Inc.	266,867	6,489,167
Silvercorp Metals, Inc.	528,430	4,942,859
#*Sprott Resource Corp.	269,846	1,150,927
#*St. Andrew Goldfields, Ltd.	414,753	626,257
*Starfield Resources, Inc.	884,115	47,678
Stella-Jones, Inc.	29,600	774,899
*Stornoway Diamond Corp.	80,268	44,073
#*Tanzanian Royalty Exploration Corp.	316,139	2,185,293
#*Taseko Mines, Ltd.	649,000	4,104,373
#*Thompson Creek Metals Co., Inc.	474,700	5,715,576
#*Timminco, Ltd.	194,700	55,361
#*Ventana Gold Corp.	68,276	610,528
*Virginia Mines, Inc.	79,962	582,525
*Wesdome Gold Mines, Ltd.	264,964	714,434
#West Fraser Timber Co., Ltd.	123,716	5,373,683
#*Western Coal Corp.	688,705	4,659,344
Winpak, Ltd.	63,110	708,510
*Yukon-Nevada Gold Corp.	404,632	305,487

Total Materials		273,873,887

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	74,717	2,134,039

167

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Telecommunication Services — (Continued)
*Wireless Matrix Corp.	127,500	$126,262

Total Telecommunication Services		2,260,301

Utilities — (0.7%)
Algonquin Power & Utilities Corp.	365,147	1,654,063
ATCO, Ltd.	7,874	402,617
#*Atlantic Power Corp.	172,975	2,313,343
*BioteQ Environmental Technologies, Inc.	58,602	50,564
*Boralex, Inc. Class A	89,733	739,050
#*Innergex Renewable Energy, Inc.	20,280	191,685
*Maxim Power Corp.	89,500	241,323
Pacific Northern Gas, Ltd.	8,605	231,008
*Plutonic Power Corp.	129,360	279,039

Total Utilities		6,102,692

TOTAL COMMON STOCKS		662,953,484

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $585,000 FHLMC 5.00%, 10/15/19 valued at $661,781) to be repurchased at $649,010	$649	649,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (20.5%)
§@DFA Short Term Investment Fund	168,636,615	168,636,615
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,868,042)## to be repurchased at $2,811,858	$2,812	2,811,806

TOTAL SECURITIES LENDING COLLATERAL		171,448,421

TOTAL INVESTMENTS — (100.0%)
(Cost $792,036,344)		$835,050,905

168

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 2, 2011

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 2, 2011